                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08839

                                 -------------

                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      One Lincoln Street, Boston, MA 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                      State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                    (Name and address of agent for service)

                                    Copy to:

                             W. John McGuire, Esq.
                         Morgan, Lewis and Bockius LLP
                           1111 Pennsylvania Ave., NW
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

ITEM 1: REPORTS TO SHAREHOLDERS

SPDR(R) SERIES TRUST - EQUITY FUNDS

SEMI-ANNUAL REPORT DECEMBER 31, 2009

(SPDRS LOGO)                                   PRECISE IN A WORLD THAT ISN'T(SM)

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  SPDR Dow Jones Total Market ETF (TMW)...................................    1
  SPDR Dow Jones Large Cap ETF (ELR)......................................    4
  SPDR Dow Jones Large Cap Growth ETF (ELG)...............................    7
  SPDR Dow Jones Large Cap Value ETF (ELV)................................   10
  SPDR Dow Jones Mid Cap ETF (EMM)........................................   13
  SPDR Dow Jones Mid Cap Growth ETF (EMG).................................   16
  SPDR Dow Jones Mid Cap Value ETF (EMV)..................................   19
  SPDR Dow Jones Small Cap ETF (DSC)......................................   22
  SPDR Dow Jones Small Cap Growth ETF (DSG)...............................   25
  SPDR Dow Jones Small Cap Value ETF (DSV)................................   28
  SPDR DJ Global Titans ETF (DGT).........................................   31
  SPDR Dow Jones REIT ETF (RWR)...........................................   34
  SPDR KBW Bank ETF (KBE).................................................   37
  SPDR KBW Capital Markets ETF (KCE)......................................   40
  SPDR KBW Insurance ETF (KIE)............................................   43
  SPDR KBW Mortgage Finance(SM) ETF (KME).................................   46
  SPDR KBW Regional Banking(SM) ETF (KRE).................................   49
  SPDR Morgan Stanley Technology ETF (MTK)................................   52
  SPDR S&P Dividend ETF (SDY).............................................   55
  SPDR S&P Biotech ETF (XBI)..............................................   58
  SPDR S&P Homebuilders ETF (XHB).........................................   61
  SPDR S&P Metals & Mining ETF (XME)......................................   64
  SPDR S&P Oil & Gas Equipment & Services ETF (XES).......................   67
  SPDR S&P Oil & Gas Exploration & Production ETF (XOP)...................   70
  SPDR S&P Pharmaceuticals ETF (XPH)......................................   73
  SPDR S&P Retail ETF (XRT)...............................................   76
  SPDR S&P Semiconductor ETF (XSD)........................................   79
  SPDR Wells Fargo Preferred Stock ETF (PSK)..............................   82
SUMMARY SCHEDULES OF INVESTMENTS
  SPDR Dow Jones Total Market ETF (TMW)...................................   83
  SPDR Dow Jones Large Cap ETF (ELR)......................................   86
  SPDR Dow Jones Large Cap Growth ETF (ELG)...............................   89
  SPDR Dow Jones Large Cap Value ETF (ELV)................................   92
  SPDR Dow Jones Mid Cap ETF (EMM)........................................   95
  SPDR Dow Jones Mid Cap Growth ETF (EMG).................................   98
  SPDR Dow Jones Mid Cap Value ETF (EMV)..................................  101
  SPDR Dow Jones Small Cap ETF (DSC)......................................  103
  SPDR Dow Jones Small Cap Growth ETF (DSG)...............................  106
  SPDR Dow Jones Small Cap Value ETF (DSV)................................  109

SCHEDULES OF INVESTMENTS
  SPDR DJ Global Titans ETF (DGT).........................................  112
  Dow Jones REIT ETF (RWR)................................................  113
  SPDR KBW Bank ETF (KBE).................................................  115
  SPDR KBW Capital Markets ETF (KCE)......................................  116
  SPDR KBW Insurance ETF (KIE)............................................  117
  SPDR KBW Mortgage Finance ETF (KME).....................................  118
  SPDR KBW Regional Banking ETF (KRE).....................................  119
  Morgan Stanley Technology ETF (MTK).....................................  120
  SPDR S&P Dividend ETF (SDY).............................................  121
  SPDR S&P Biotech ETF (XBI)..............................................  123
  SPDR S&P Homebuilders ETF (XHB).........................................  124
  SPDR S&P Metals & Mining ETF (XME)......................................  125
  SPDR S&P Oil & Gas Equipment & Services ETF (XES).......................  126
  SPDR S&P Oil & Gas Exploration & Production ETF (XOP)...................  127
  SPDR S&P Pharmaceuticals ETF (XPH)......................................  128
  SPDR S&P Retail ETF (XRT)...............................................  129
  SPDR S&P Semiconductor ETF (XSD)........................................  130
  SPDR Wells Fargo Preferred Stock ETF (PSK)..............................  131
FINANCIAL STATEMENTS......................................................  134
FINANCIAL HIGHLIGHTS......................................................  158
NOTES TO FINANCIAL STATEMENTS.............................................  176
OTHER INFORMATION.........................................................  190

                            (semi-annual report LOGO)
                       SPDR DOW JONES TOTAL MARKET ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/4/00, 10/10/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES TOTAL MARKET ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.21%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           22.86%        22.65%        23.07%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             28.08%        27.82%        28.57%       28.08%        27.82%        28.57%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -14.64%       -14.89%       -14.77%       -5.14%        -5.23%        -5.19%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                        4.87%         4.76%         4.97%        0.96%         0.94%         0.97%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)               -2.17%        -2.27%        -1.68%       -0.24%        -0.25%        -0.18%
 ----------------------------------------------------------------------------------------------------------------------





(1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S.
     Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.
(2)  For the period October 4, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                       SPDR DOW JONES TOTAL MARKET ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(LINE GRAPH)

                                                       DOW
                                     SPDR DOW      JONES U.S.
                                   JONES TOTAL     TOTAL STOCK
                                    MARKET ETF    MARKET INDEX
                                      (A)(1)           (B)
                                   -----------    ------------
10/4/00                               10000           10000
10/31/00                              10061           10061
11/30/00                               9407            9406
12/31/00                               9467            9467
1/31/01                                9762            9766
2/28/01                                9018            9022
3/31/01                                8516            8520
4/30/01                                9117            9123
5/31/01                                9188            9195
6/30/01                                8978            8987
7/31/01                                8929            8938
8/31/01                                8379            8387
9/30/01                                7763            7771
10/31/01                               7857            7865
11/30/01                               8442            8454
12/31/01                               8498            8514
1/31/02                                8412            8429
2/28/02                                8280            8297
3/31/02                                8562            8583
4/30/02                                8077            8098
5/31/02                                8018            8039
6/30/02                                7480            7498
7/31/02                                6940            6957
8/31/02                                6983            7002
9/30/02                                6228            6245
10/31/02                               6747            6767
11/30/02                               7097            7120
12/31/02                               6696            6720
1/31/03                                6508            6531
2/28/03                                6393            6417
3/31/03                                6467            6494
4/30/03                                6992            7025
5/31/03                                7318            7354
6/30/03                                7422            7461
7/31/03                                7555            7597
8/31/03                                7670            7714
9/30/03                                7593            7638
10/31/03                               8010            8060
11/30/03                               8062            8114
12/31/03                               8478            8536
1/31/04                                8602            8663
2/29/04                                8727            8790
3/31/04                                8593            8656
4/30/04                                8473            8537
5/31/04                                8553            8620
6/30/04                                8706            8776
7/31/04                                8448            8517
8/31/04                                8494            8564
9/30/04                                8560            8632
10/31/04                               8670            8746
11/30/04                               9018            9098
12/31/04                               9327            9414
1/31/05                                9147            9235
2/28/05                                9363            9454
3/31/05                                9204            9296
4/30/05                                9043            9135
5/31/05                                9313            9410
6/30/05                                9364            9486
7/31/05                                9754            9879
8/31/05                                9674            9790
9/30/05                                9758            9868
10/31/05                               9583            9686
11/30/05                               9955           10073
12/31/05                               9974           10086
1/31/06                               10308           10446
2/28/06                               10290           10442
3/31/06                               10461           10635
4/30/06                               10563           10753
5/31/06                               10231           10407
6/30/06                               10250           10426
7/31/06                               10241           10414
8/31/06                               10482           10657
9/30/06                               10721           10892
10/31/06                              11100           11287
11/30/06                              11333           11542
12/31/06                              11460           11677
1/31/07                               11673           11898
2/28/07                               11473           11710
3/31/07                               11604           11840
4/30/07                               12069           12313
5/31/07                               12508           12765
6/30/07                               12307           12559
7/31/07                               11890           12130
8/31/07                               12058           12299
9/30/07                               12479           12740
10/31/07                              12713           12981
11/30/07                              12155           12398
12/31/07                              12083           12318
1/31/08                               11380           11571
2/29/08                               11040           11223
3/31/08                               10968           11146
4/30/08                               11510           11701
5/31/08                               11741           11945
6/30/08                               10786           10973
7/31/08                               10691           10878
8/31/08                               10848           11049
9/30/08                                9854           10022
10/31/08                               8130            8261
11/30/08                               7495            7600
12/31/08                               7637            7731
1/31/09                                7029            7100
2/28/09                                6306            6361
3/31/09                                6846            6915
4/30/09                                7545            7642
5/31/09                                7939            8047
6/30/09                                7963            7989
7/31/09                                8583            8708
8/31/09                                8884            9022
9/30/09                                9244            9292
10/31/09                               9020            9153
11/30/09                               9529            9667
12/31/09                               9783            9832




 (1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
                       SPDR DOW JONES TOTAL MARKET ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     MICROSOFT CORP.     APPLE, INC.     JOHNSON & JOHNSON
 ------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,952,640            3,693,376           2,917,881       2,720,589
 ------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.7%                  2.0                 1.6             1.5
 ------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

    DESCRIPTION             PROCTER & GAMBLE CO.
 ---------------------------------------------------
    MARKET VALUE            2,716,427
 ---------------------------------------------------
    % OF NET ASSETS         1.5
 ---------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels          8.9%
Pharmaceuticals                      5.5
Computers & Peripherals              5.2
Software                             4.2
Diversified Financial Services       3.7
Insurance                            3.6
Media                                2.9
Semiconductors & Semiconductor
  Equipment                          2.8
Commercial Banks                     2.7
Communications Equipment             2.6
Diversified Telecommunication
  Services                           2.5
Capital Markets                      2.4
Health Care Providers &
  Services                           2.4
Aerospace & Defense                  2.3
Food & Staples Retailing             2.3
Health Care Equipment &
  Supplies                           2.2
Household Products                   2.2
Specialty Retail                     2.2
Beverages                            2.1
Machinery                            2.1
Real Estate Investment Trusts        2.1
Biotechnology                        1.9
Chemicals                            1.9
Industrial Conglomerates             1.9
Electric Utilities                   1.8
Energy Equipment & Services          1.8
Hotels, Restaurants & Leisure        1.8
Internet Software & Services         1.8
Food Products                        1.7
IT Services                          1.6
Tobacco                              1.3
Metals & Mining                      1.1
Multi-Utilities                      1.1
Road & Rail                          1.1
Electronic Equipment,
  Instruments & Components           1.0
Air Freight & Logistics              0.8
Multiline Retail                     0.8
Commercial Services & Supplies       0.7
Household Durables                   0.7
Consumer Finance                     0.6
Electrical Equipment                 0.6
Internet & Catalog Retail            0.6
Life Sciences Tools & Services       0.6
Textiles, Apparel & Luxury
  Goods                              0.5
Wireless Telecommunication
  Services                           0.5
Diversified Consumer Services        0.4
Auto Components                      0.3
Automobiles                          0.3
Construction & Engineering           0.3
Containers & Packaging               0.3
Independent Power Producers &
  Energy Traders                     0.3
Paper & Forest Products              0.3
Personal Products                    0.3
Professional Services                0.3
Thrifts & Mortgage Finance           0.3
Airlines                             0.2
Leisure Equipment & Products         0.2
Building Products                    0.1
Construction Materials               0.1
Distributors                         0.1
Gas Utilities                        0.1
Health Care Technology               0.1
Office Electronics                   0.1
Real Estate Management &
  Development                        0.1
Trading Companies &
  Distributors                       0.1
Water Utilities                      0.1
Short Term Investments               7.2
Other Assets & Liabilities          (6.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                         SPDR DOW JONES LARGE CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES LARGE CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.23%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                   LARGE-CAP                                 LARGE-CAP
                                                                     TOTAL                                     TOTAL
                                       NET ASSET      MARKET     STOCK MARKET    NET ASSET      MARKET     STOCK MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           22.36%        22.24%        22.49%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             26.89%        26.84%        26.98%       26.89%        26.84%        26.98%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -14.95%       -15.18%       -14.95%       -5.25%        -5.34%        -5.26%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                   0.86%         0.79%         1.09%        0.21%         0.19%         0.26%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                         SPDR DOW JONES LARGE CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

LINE GRAPH

                                                     DOW JONES
                                     SPDR DOW     U.S. LARGE-CAP
                                   JONES LARGE      TOTAL STOCK
                                     CAP ETF       MARKET INDEX
                                       (A)              (B)
                                   -----------    --------------
11/8/05                               10000            10000
11/30/05                              10266            10267
12/31/05                              10277            10280
1/31/06                               10569            10574
2/28/06                               10570            10573
3/31/06                               10717            10721
4/30/06                               10850            10855
5/31/06                               10532            10539
6/30/06                               10548            10556
7/31/06                               10587            10599
8/31/06                               10830            10847
9/30/06                               11096            11112
10/31/06                              11467            11487
11/30/06                              11707            11730
12/31/06                              11860            11885
1/31/07                               12072            12100
2/28/07                               11850            11879
3/31/07                               11980            12011
4/30/07                               12482            12519
5/31/07                               12923            12966
6/30/07                               12710            12752
7/31/07                               12323            12364
8/31/07                               12502            12543
9/30/07                               12971            13022
10/31/07                              13210            13263
11/30/07                              12674            12721
12/31/07                              12597            12643
1/31/08                               11837            11881
2/29/08                               11481            11519
3/31/08                               11411            11449
4/30/08                               11982            12028
5/31/08                               12191            12242
6/30/08                               11207            11248
7/31/08                               11078            11118
8/31/08                               11225            11267
9/30/08                               10209            10231
10/31/08                               8478             8488
11/30/08                               7848             7854
12/31/08                               7949             7958
1/31/09                                7314             7317
2/28/09                                6570             6569
3/31/09                                7133             7136
4/30/09                                7806             7812
5/31/09                                8222             8228
6/30/09                                8243             8253
7/31/09                                8860             8870
8/31/09                                9162             9175
9/30/09                                9513             9531
10/31/09                               9321             9336
11/30/09                               9869             9886
12/31/09                              10086            10109

                            (semi-annual report LOGO)
                         SPDR DOW JONES LARGE CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL CORP.     MICROSOFT CORP.     APPLE, INC.     JOHNSON & JOHNSON     PROCTER & GAMBLE CO.
 -------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,416,306            1,052,454           823,198         775,303               773,699
 -------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.0%                  2.3                 1.8             1.7                   1.7
 -------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels          9.4%
Pharmaceuticals                      6.0
Computers & Peripherals              5.6
Software                             4.3
Diversified Financial Services       3.9
Insurance                            3.7
Media                                2.9
Diversified Telecommunication
  Services                           2.7
Semiconductors & Semiconductor
  Equipment                          2.7
Capital Markets                      2.6
Food & Staples Retailing             2.5
Commercial Banks                     2.5
Household Products                   2.4
Communications Equipment             2.4
Aerospace & Defense                  2.4
Beverages                            2.4
Health Care Equipment &
  Supplies                           2.1
Health Care Providers &
  Services                           2.1
Industrial Conglomerates             2.1
Chemicals                            2.1
Specialty Retail                     2.0
Internet Software & Services         2.0
Electric Utilities                   2.0
Energy Equipment & Services          1.8
Machinery                            1.7
IT Services                          1.7
Biotechnology                        1.7
Food Products                        1.6
Hotels, Restaurants & Leisure        1.6
Real Estate Investment Trusts        1.4
Tobacco                              1.4
Multi-Utilities                      1.4
Metals & Mining                      1.1
Road & Rail                          1.0
Air Freight & Logistics              0.8
Multiline Retail                     0.8
Electronic Equipment,
  Instruments & Components           0.7
Consumer Finance                     0.7
Internet & Catalog Retail            0.6
Commercial Services & Supplies       0.6
Electrical Equipment                 0.6
Life Sciences Tools & Services       0.5
Wireless Telecommunication
  Services                           0.5
Household Durables                   0.4
Textiles, Apparel & Luxury
  Goods                              0.4
Automobiles                          0.3
Gas Utilities                        0.3
Personal Products                    0.3
Independent Power Producers &
  Energy Traders                     0.3
Containers & Packaging               0.3
Construction & Engineering           0.3
Diversified Consumer Services        0.3
Professional Services                0.3
Auto Components                      0.2
Paper & Forest Products              0.2
Thrifts & Mortgage Finance           0.2
Airlines                             0.2
Trading Companies &
  Distributors                       0.1
Leisure Equipment & Products         0.1
Construction Materials               0.1
Real Estate Management &
  Development                        0.1
Health Care Technology               0.1
Building Products                    0.1
Office Electronics                   0.1
Distributors                         0.1
Water Utilities                      0.0**
Short Term Investment               28.1
Other Assets & Liabilities         (27.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Amount represents less then 0.05% of net assets.

                            (semi-annual report LOGO)
                     SPDR DOW JONES LARGE CAP GROWTH ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES LARGE CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.20%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                   LARGE-CAP                                 LARGE-CAP
                                                                    GROWTH                                    GROWTH
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           24.61%        24.44%        24.71%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             37.10%        37.09%        37.40%       37.10%        37.09%        37.40%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          -5.05%        -5.20%        -4.69%       -1.71%        -1.76%        -1.59%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                        6.63%         6.51%        11.44%        1.29%         1.27%         2.19%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)              -45.70%       -45.72%       -30.06%       -6.38%        -6.38%        -3.78%
 ----------------------------------------------------------------------------------------------------------------------





(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S.
     Large-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.
(2)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                     SPDR DOW JONES LARGE CAP GROWTH ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

LINE GRAPH

                                                         DOW
                                                     JONES U.S.
                                     SPDR DOW     LARGE-CAP GROWTH
                                   JONES TOTAL       TOTAL STOCK
                                    MARKET ETF      MARKET INDEX
                                      (A)(1)             (B)
                                   -----------    ----------------
9/25/2000                             10000             10000
Sep-00                                 9800              9865
Oct-00                                 9286              9344
Nov-00                                 7793              7899
Dec-00                                 7395              7726
Jan-01                                 8051              8266
Feb-01                                 6528              6932
Mar-01                                 5703              6199
Apr-01                                 6512              6923
May-01                                 6406              6877
Jun-01                                 6252              6762
Jul-01                                 5971              6488
Aug-01                                 5339              5907
Sep-01                                 4696              5299
Oct-01                                 4972              5566
Nov-01                                 5566              6101
Dec-01                                 5498              6136
Jan-02                                 5425              5983
Feb-02                                 5133              5683
Mar-02                                 5244              5898
Apr-02                                 4738              5431
May-02                                 4610              5317
Jun-02                                 4233              4881
Jul-02                                 3952              4592
Aug-02                                 3974              4637
Sep-02                                 3506              4156
Oct-02                                 3882              4579
Nov-02                                 4126              4824
Dec-02                                 3757              4496
Jan-03                                 3653              4385
Feb-03                                 3689              4347
Mar-03                                 3780              4454
Apr-03                                 4063              4809
May-03                                 4201              4980
Jun-03                                 4249              5050
Jul-03                                 4365              5162
Aug-03                                 4438              5262
Sep-03                                 4377              5211
Oct-03                                 4652              5468
Nov-03                                 4683              5515
Dec-03                                 4853              5730
Jan-04                                 4932              5868
Feb-04                                 4958              5937
Mar-04                                 4871              5849
Apr-04                                 4829              5788
May-04                                 4910              5875
Jun-04                                 4958              5980
Jul-04                                 4692              5715
Aug-04                                 4673              5713
Sep-04                                 4696              5780
Oct-04                                 4755              5824
Nov-04                                 4913              6057
Dec-04                                 5092              6277
Jan-05                                 4953              6100
Feb-05                                 4944              6166
Mar-05                                 4839              6054
Apr-05                                 4734              5886
May-05                                 4960              6166
Jun-05                                 4896              6208
Jul-05                                 5134              6516
Aug-05                                 5062              6470
Sep-05                                 5067              6520
Oct-05                                 5046              6460
Nov-05                                 5254              6727
Dec-05                                 5250              6724
Jan-06                                 5418              6939
Feb-06                                 5354              6858
Mar-06                                 5434              6961
Apr-06                                 5435              6963
May-06                                 5247              6722
Jun-06                                 5228              6700
Jul-06                                 5134              6580
Aug-06                                 5263              6747
Sep-06                                 5391              6912
Oct-06                                 5583              7160
Nov-06                                 5704              7317
Dec-06                                 5720              7339
Jan-07                                 5861              7521
Feb-07                                 5755              7386
Mar-07                                 5790              7431
Apr-07                                 6032              7745
May-07                                 6248              8024
Jun-07                                 6167              7920
Jul-07                                 6045              7764
Aug-07                                 6125              7867
Sep-07                                 6378              8194
Oct-07                                 6594              8474
Nov-07                                 6343              8153
Dec-07                                 6336              8144
Jan-08                                 5845              7512
Feb-08                                 5753              7394
Mar-08                                 5708              7337
Apr-08                                 6035              7760
May-08                                 6266              8059
Jun-08                                 5857              7533
Jul-08                                 5707              7341
Aug-08                                 5812              7477
Sep-08                                 5153              6627
Oct-08                                 4234              5441
Nov-08                                 3892              5000
Dec-08                                 3962              5091
Jan-09                                 3765              4837
Feb-09                                 3457              4441
Mar-09                                 3746              4817
Apr-09                                 4156              5346
May-09                                 4315              5552
Jun-09                                 4358              5608
Jul-09                                 4690              6038
Aug-09                                 4804              6185
Sep-09                                 5040              6489
Oct-09                                 4936              6357
Nov-09                                 5220              6724
Dec-09                                 5430              6994




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from Dow Jones U.S. Large-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
                     SPDR DOW JONES LARGE CAP GROWTH ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ---------------------------------------------------------------------------------------------------------------------------

                                                                GOOGLE, INC.
    DESCRIPTION             MICROSOFT CORP.     APPLE, INC.     (CLASS A)        CISCO SYSTEMS, INC.     HEWLETT-PACKARD CO.
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $8,900,641          6,908,617       5,271,070        5,102,955               4,505,631
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.7%                3.6             2.8              2.7                     2.4
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Software                             8.9%
Computers & Peripherals              8.2
Oil, Gas & Consumable Fuels          6.0
Communications Equipment             5.1
Food & Staples Retailing             4.4
Health Care Equipment &
  Supplies                           4.4
Internet Software & Services         4.0
Energy Equipment & Services          3.8
Health Care Providers &
  Services                           3.8
Biotechnology                        3.4
IT Services                          3.3
Semiconductors & Semiconductor
  Equipment                          3.3
Machinery                            3.2
Media                                2.9
Specialty Retail                     2.8
Chemicals                            2.3
Insurance                            2.3
Metals & Mining                      2.3
Capital Markets                      2.1
Beverages                            1.9
Road & Rail                          1.7
Hotels, Restaurants & Leisure        1.6
Electronic Equipment,
  Instruments & Components           1.4
Multiline Retail                     1.3
Internet & Catalog Retail            1.2
Life Sciences Tools & Services       1.1
Diversified Financial Services       1.0
Electrical Equipment                 1.0
Household Products                   1.0
Real Estate Investment Trusts        0.9
Aerospace & Defense                  0.8
Air Freight & Logistics              0.8
Pharmaceuticals                      0.7
Textiles, Apparel & Luxury
  Goods                              0.7
Wireless Telecommunication
  Services                           0.7
Construction & Engineering           0.6
Professional Services                0.5
Commercial Services & Supplies       0.4
Diversified Consumer Services        0.4
Independent Power Producers &
  Energy Traders                     0.4
Personal Products                    0.4
Airlines                             0.3
Gas Utilities                        0.3
Trading Companies &
  Distributors                       0.3
Construction Materials               0.2
Consumer Finance                     0.2
Containers & Packaging               0.2
Food Products                        0.2
Health Care Technology               0.2
Household Durables                   0.2
Thrifts & Mortgage Finance           0.2
Auto Components                      0.1
Electric Utilities                   0.1
Industrial Conglomerates             0.1
Real Estate Management &
  Development                        0.1
Building Products                    0.0**
Diversified Telecommunication
  Services                           0.0**
Short Term Investments               3.7
Other Assets & Liabilities          (3.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
                      SPDR DOW JONES LARGE CAP VALUE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES LARGE CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.21%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                   LARGE-CAP                                 LARGE-CAP
                                                                     VALUE                                     VALUE
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           20.34%        20.24%        20.50%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             17.17%        17.21%        17.21%       17.17%        17.21%        17.21%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -24.32%       -25.06%       -24.35%       -8.87%        -9.17%        -8.88%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                       -2.97%        -2.99%        -2.53%       -0.60%        -0.61%        -0.51%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)               12.64%        12.61%        23.72%        1.29%         1.29%         2.32%
 ----------------------------------------------------------------------------------------------------------------------





(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S.
     Large-Cap Value Total Stock Market Index. Performance of the Fund prior to
     November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.
(2)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                      SPDR DOW JONES LARGE CAP VALUE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

LINE GRAPH

                                                     DOW JONES
                                     SPDR DOW     U.S. LARGE-CAP
                                   JONES LARGE      VALUE TOTAL
                                    CAP VALUE      STOCK MARKET
                                     ETF (A)1        INDEX (B)
                                   -----------    --------------
9/25/2000                             10000            10000
Sep-00                                10175            10180
Oct-00                                10519            10485
Nov-00                                10244            10158
Dec-00                                10592            10613
Jan-00                                10512            10616
Feb-00                                10166            10297
Mar-00                                 9812             9938
Apr-01                                10244            10387
May-01                                10444            10589
Jun-01                                10128            10305
Jul-01                                10231            10459
Aug-01                                 9803            10071
Sep-01                                 9422             9440
Oct-01                                 9314             9342
Nov-01                                 9792             9853
Dec-01                                 9925            10041
Jan-02                                 9674            10048
Feb-02                                 9660            10190
Mar-02                                10079            10602
Apr-02                                 9502            10295
May-02                                 9569            10350
Jun-02                                 8881             9705
Jul-02                                 8293             8855
Aug-02                                 8334             8874
Sep-02                                 7418             7940
Oct-02                                 8096             8438
Nov-02                                 8538             8948
Dec-02                                 8175             8563
Jan-03                                 7975             8338
Feb-03                                 7710             8146
Mar-03                                 7726             8120
Apr-03                                 8451             8765
May-03                                 8949             9441
Jun-03                                 9136             9550
Jul-03                                 9144             9701
Aug-03                                 9185             9917
Sep-03                                 9152             9793
Oct-03                                 9525            10447
Nov-03                                 9570            10576
Dec-03                                10263            11179
Jan-04                                10473            11336
Feb-04                                10638            11544
Mar-04                                10428            11400
Apr-04                                10265            11149
May-04                                10317            11283
Jun-04                                10556            11520
Jul-04                                10449            11242
Aug-04                                10610            11348
Sep-04                                10690            11485
Oct-04                                10833            11741
Nov-04                                11239            12255
Dec-04                                11608            12694
Jan-05                                11346            12424
Feb-05                                11708            12846
Mar-05                                11518            12655
Apr-05                                11419            12534
May-05                                11577            12835
Jun-05                                11657            12858
Jul-05                                11900            13218
Aug-05                                11853            13097
Sep-05                                12032            13208
Oct-05                                11786            12914
Nov-05                                12210            13381
Dec-05                                12245            13420
Jan-06                                12556            13763
Feb-06                                12686            13909
Mar-06                                12843            14086
Apr-06                                13152            14427
May-06                                12835            14081
Jun-06                                12913            14169
Jul-06                                13220            14509
Aug-06                                13501            14822
Sep-06                                13830            15187
Oct-06                                14265            15668
Nov-06                                14554            15991
Dec-06                                14881            16354
Jan-07                                15058            16550
Feb-07                                14778            16244
Mar-07                                15012            16505
Apr-07                                15646            17207
May-07                                16196            17817
Jun-07                                15870            17458
Jul-07                                15214            16736
Aug-07                                15452            17002
Sep-07                                15982            17590
Oct-07                                16015            17627
Nov-07                                15310            16851
Dec-07                                15134            16655
Jan-08                                14509            15968
Feb-08                                13842            15231
Mar-08                                13781            15167
Apr-08                                14367            15815
May-08                                14293            15734
Jun-08                                12878            14167
Jul-08                                12945            14241
Aug-08                                13041            14348
Sep-08                                12187            13397
Oct-08                                10228            11236
Nov-08                                 9537            10471
Dec-08                                 9612            10555
Jan-09                                 8551             9381
Feb-09                                 7494             8214
Mar-09                                 8157             8941
Apr-09                                 8810             9660
May-09                                 9400            10310
Jun-09                                 9361            10268
Jul-09                                10049            11026
Aug-09                                10486            11509
Sep-09                                10785            11838
Oct-09                                10570            11601
Nov-09                                11201            12299
Dec-09                                11264            12372



 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
                      SPDR DOW JONES LARGE CAP VALUE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------------------

                                                                                           INTERNATIONAL
                            EXXON MOBIL                                                    BUSINESS MACHINES
    DESCRIPTION             CORP.           JOHNSON & JOHNSON     PROCTER & GAMBLE CO.     CORP.                 AT&T, INC.
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $6,200,653      3,414,825             3,405,041                3,312,817             3,190,122
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.8%            3.2                   3.2                      3.1                   3.0
 ------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         12.4%
Pharmaceuticals                     11.0
Diversified Financial Services       6.6
Diversified Telecommunication
  Services                           5.2
Insurance                            5.1
Commercial Banks                     4.8
Aerospace & Defense                  3.9
Industrial Conglomerates             3.9
Household Products                   3.8
Electric Utilities                   3.6
Capital Markets                      3.1
Computers & Peripherals              3.1
Food Products                        2.9
Media                                2.9
Beverages                            2.8
Tobacco                              2.8
Multi-Utilities                      2.7
Semiconductors & Semiconductor
  Equipment                          2.1
Real Estate Investment Trusts        2.0
Chemicals                            1.9
Hotels, Restaurants & Leisure        1.6
Consumer Finance                     1.2
Specialty Retail                     1.2
Air Freight & Logistics              0.7
Automobiles                          0.7
Commercial Services & Supplies       0.7
Food & Staples Retailing             0.7
Health Care Providers &
  Services                           0.6
Household Durables                   0.6
Machinery                            0.4
Paper & Forest Products              0.4
Road & Rail                          0.4
Auto Components                      0.3
Containers & Packaging               0.3
Gas Utilities                        0.3
Wireless Telecommunication
  Services                           0.3
Electrical Equipment                 0.2
Independent Power Producers &
  Energy Traders                     0.2
IT Services                          0.2
Leisure Equipment & Products         0.2
Multiline Retail                     0.2
Personal Products                    0.2
Thrifts & Mortgage Finance           0.2
Biotechnology                        0.1
Building Products                    0.1
Distributors                         0.1
Diversified Consumer Services        0.1
Electronic Equipment,
  Instruments & Components           0.1
Internet & Catalog Retail            0.1
Internet Software & Services         0.1
Metals & Mining                      0.1
Office Electronics                   0.1
Real Estate Management &
  Development                        0.1
Software                             0.1
Textiles, Apparel & Luxury
  Goods                              0.1
Water Utilities                      0.1
Energy Equipment & Services          0.0**
Health Care Equipment &
  Supplies                           0.0**
Short Term Investment                1.9
Other Assets & Liabilities          (1.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
                          SPDR DOW JONES MID CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.30%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                    MID-CAP                                   MID-CAP
                                       NET ASSET      MARKET      TOTAL STOCK    NET ASSET      MARKET      TOTAL STOCK
                                         VALUE         VALUE     MARKET INDEX      VALUE         VALUE     MARKET INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          31.06%        31.05%        31.25%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            44.20%        44.41%        44.56%        44.20%        44.41%        44.56%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -6.71%        -6.67%        -6.69%        -2.29%        -2.27%        -2.28%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 10.29%        10.26%        10.60%         2.39%         2.38%         2.45%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                          SPDR DOW JONES MID CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                  DOW JONES
                                    SPDR DOW    U.S. MID-CAP
                                   JONES MID     TOTAL STOCK
                                    CAP ETF     MARKET INDEX
                                      (A)            (B)
                                   ---------    ------------
11/8/2005                            10000          10000
11/30/05                             10348          10348
12/31/05                             10438          10441
01/31/06                             10977          10976
02/28/06                             10962          10963
03/31/06                             11341          11346
04/30/06                             11389          11397
05/31/06                             10900          10907
06/30/06                             10893          10903
07/31/06                             10543          10555
08/31/06                             10777          10791
09/30/06                             10901          10918
10/31/06                             11320          11341
11/30/06                             11776          11802
12/31/06                             11824          11851
01/31/07                             12247          12279
02/28/07                             12311          12347
03/31/07                             12422          12460
04/30/07                             12876          12920
05/31/07                             13445          13495
06/30/07                             13192          13243
07/31/07                             12595          12647
08/31/07                             12577          12632
09/30/07                             12965          13024
10/31/07                             13303          13368
11/30/07                             12575          12637
12/31/07                             12485          12513
01/31/08                             11861          11889
02/29/08                             11606          11633
03/31/08                             11346          11373
04/30/08                             12044          12074
05/31/08                             12591          12624
06/30/08                             11671          11697
07/31/08                             11538          11566
08/31/08                             11730          11759
09/30/08                             10308          10326
10/31/08                              8107           8114
11/30/08                              7279           7277
12/31/08                              7649           7651
01/31/09                              7109           7107
02/28/09                              6408           6402
03/31/09                              6966           6968
04/30/09                              8133           8139
05/31/09                              8440           8447
06/30/09                              8415           8426
07/31/09                              9235           9250
08/09/09                              9740           9758
09/09/09                             10341          10359
10/09/09                              9893           9913
11/09/09                             10349          10375
12/09/09                             11029          11060

                            (semi-annual report LOGO)
                          SPDR DOW JONES MID CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------

                            ALPHA NATURAL                                      CLIFFS NATURAL      ADVANCED MICRO
    DESCRIPTION             RESOURCES, INC.     SANDISK CORP.     PROLOGIS     RESOURCES, INC.     DEVICES, INC.
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $254,207            246,966           242,423      225,933             222,108
 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.6%                0.5               0.5          0.5                 0.5
 ----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Insurance                            6.4%
Real Estate Investment Trusts        6.3
Oil, Gas & Consumable Fuels          5.5
Machinery                            4.3
Specialty Retail                     3.9
Semiconductors & Semiconductor
  Equipment                          3.6
Software                             3.3
Commercial Banks                     3.2
Chemicals                            3.0
Electronic Equipment,
  Instruments & Components           2.9
Household Durables                   2.9
Health Care Providers &
  Services                           2.7
IT Services                          2.4
Capital Markets                      2.3
Electric Utilities                   2.3
Metals & Mining                      2.3
Biotechnology                        2.2
Health Care Equipment &
  Supplies                           2.2
Multi-Utilities                      2.2
Hotels, Restaurants & Leisure        2.1
Commercial Services & Supplies       1.9
Containers & Packaging               1.8
Energy Equipment & Services          1.8
Gas Utilities                        1.8
Food Products                        1.7
Computers & Peripherals              1.6
Professional Services                1.6
Media                                1.4
Electrical Equipment                 1.3
Road & Rail                          1.3
Construction & Engineering           1.2
Life Sciences Tools & Services       1.2
Auto Components                      1.0
Communications Equipment             1.0
Internet Software & Services         1.0
Pharmaceuticals                      1.0
Diversified Consumer Services        0.9
Wireless Telecommunication
  Services                           0.9
Real Estate Management &
  Development                        0.8
Aerospace & Defense                  0.7
Diversified Telecommunication
  Services                           0.7
Beverages                            0.6
Food & Staples Retailing             0.6
Industrial Conglomerates             0.6
Personal Products                    0.6
Airlines                             0.5
Independent Power Producers &
  Energy Traders                     0.5
Thrifts & Mortgage Finance           0.5
Building Products                    0.4
Health Care Technology               0.4
Paper & Forest Products              0.4
Diversified Financial Services       0.3
Household Products                   0.3
Trading Companies &
  Distributors                       0.3
Distributors                         0.2
Internet & Catalog Retail            0.2
Marine                               0.2
Multiline Retail                     0.2
Water Utilities                      0.2
Air Freight & Logistics              0.1
Office Electronics                   0.1
Short Term Investments              29.2
Other Assets & Liabilities         (29.0)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                      SPDR DOW JONES MID CAP GROWTH ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES MID CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.28%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                    MID-CAP                                   MID-CAP
                                                                    GROWTH                                    GROWTH
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          31.33%        31.31%        31.43%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            55.37%        55.65%        55.55%        55.37%        55.65%        55.55%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          0.84%         0.88%         0.97%         0.28%         0.29%         0.32%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 17.17%        17.15%        17.65%         3.89%         3.89%         3.98%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                      SPDR DOW JONES MID CAP GROWTH ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                   DOW JONES
                                    SPDR DOW     U.S. MID-CAP
                                    JONES MID    GROWTH TOTAL
                                   CAP GROWTH    STOCK MARKET
                                     ETF (A)       INDEX (B)
                                   ----------    ------------
11/8/2005                             10000          10000
Nov-05                                10327          10329
Dec-05                                10439          10444
Jan-06                                11007          11002
Feb-06                                10942          10943
Mar-06                                11426          11433
Apr-06                                11469          11481
May-06                                10834          10847
Jun-06                                10810          10827
Jul-06                                10326          10343
Aug-06                                10549          10570
Sep-06                                10706          10729
Oct-06                                11049          11076
Nov-06                                11572          11604
Dec-06                                11620          11653
Jan-07                                12062          12099
Feb-07                                12088          12129
Mar-07                                12203          12247
Apr-07                                12697          12746
May-07                                13340          13398
Jun-07                                13211          13271
Jul-07                                12786          12847
Aug-07                                12813          12877
Sep-07                                13336          13409
Oct-07                                13829          13911
Nov-07                                13015          13088
Dec-07                                12901          12965
Jan-08                                12126          12187
Feb-08                                11947          12005
Mar-08                                11625          11682
Apr-08                                12395          12457
May-08                                13059          13123
Jun-08                                12306          12362
Jul-08                                11974          12032
Aug-08                                12098          12156
Sep-08                                10333          10374
Oct-08                                 7988           8015
Nov-08                                 7144           7165
Dec-08                                 7540           7564
Jan-09                                 7249           7269
Feb-09                                 6696           6713
Mar-09                                 7320           7341
Apr-09                                 8556           8584
May-09                                 8947           8977
Jun-09                                 8922           8951
Jul-09                                 9777           9811
Aug-09                                10136          10171
Sep-09                                10906          10943
Oct-09                                10391          10424
Nov-09                                10875          10915
Dec-09                                11717          11765

                            (semi-annual report LOGO)
                      SPDR DOW JONES MID CAP GROWTH ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

                            ALPHA NATURAL                         CLIFFS NATURAL      ADVANCED MICRO     HUMAN GENOME
    DESCRIPTION             RESOURCES, INC.     SANDISK CORP.     RESOURCES, INC.     DEVICES, INC.      SCIENCES, INC.
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $776,285            751,856           693,747             682,082            634,950
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.0%                1.0               0.9                 0.9                0.8
 ----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels          7.5%
Semiconductors & Semiconductor
  Equipment                          6.2
Specialty Retail                     5.1
Software                             5.0
Machinery                            4.5
IT Services                          4.2
Electronic Equipment,
  Instruments & Components           4.1
Health Care Equipment &
  Supplies                           3.5
Biotechnology                        3.3
Health Care Providers &
  Services                           3.2
Metals & Mining                      3.2
Chemicals                            3.1
Hotels, Restaurants & Leisure        3.0
Energy Equipment & Services          2.9
Professional Services                2.9
Capital Markets                      2.6
Computers & Peripherals              2.4
Commercial Services & Supplies       2.2
Life Sciences Tools & Services       2.0
Communications Equipment             1.8
Construction & Engineering           1.8
Food Products                        1.8
Internet Software & Services         1.8
Road & Rail                          1.8
Media                                1.5
Auto Components                      1.4
Electrical Equipment                 1.3
Pharmaceuticals                      1.3
Diversified Consumer Services        1.2
Household Durables                   1.1
Wireless Telecommunication
  Services                           1.0
Airlines                             0.9
Containers & Packaging               0.8
Real Estate Investment Trusts        0.8
Health Care Technology               0.7
Aerospace & Defense                  0.6
Household Products                   0.6
Personal Products                    0.6
Diversified Financial Services       0.5
Diversified Telecommunication
  Services                           0.5
Food & Staples Retailing             0.5
Real Estate Management &
  Development                        0.5
Beverages                            0.4
Building Products                    0.4
Distributors                         0.4
Electric Utilities                   0.4
Independent Power Producers &
  Energy Traders                     0.4
Internet & Catalog Retail            0.4
Insurance                            0.3
Marine                               0.3
Trading Companies &
  Distributors                       0.3
Air Freight & Logistics              0.2
Office Electronics                   0.2
Thrifts & Mortgage Finance           0.2
Commercial Banks                     0.1
Industrial Conglomerates             0.1
Short Term Investments              29.0
Other Assets & Liabilities         (28.8)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                       SPDR DOW JONES MID CAP VALUE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES MID CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.34%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                 U.S. MID-CAP                              U.S. MID-CAP
                                                                     VALUE                                     VALUE
                                       NET ASSET      MARKET      TOTAL STOCK    NET ASSET      MARKET      TOTAL STOCK
                                         VALUE         VALUE     MARKET INDEX      VALUE         VALUE     MARKET INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           30.59%        30.60%        30.84%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             31.64%        31.82%        32.04%       31.64%        31.82%        32.04%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -15.27%       -15.36%       -15.01%       -5.37%        -5.41%        -5.28%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                   2.08%         2.05%         2.65%        0.50%         0.49%         0.63%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                       SPDR DOW JONES MID CAP VALUE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                  DOW JONES
                                                U.S. MID-CAP
                                    SPDR DOW     VALUE TOTAL
                                   JONES MID    STOCK MARKET
                                   CAP VALUE      INDEX (B)
                                    ETF (A)
                                   ---------    ------------
11/8/2005                            10000          10000
Nov-05                               10368          10366
Dec-05                               10439          10439
Jan-06                               10947          10951
Feb-06                               10976          10981
Mar-06                               11241          11249
Apr-06                               11295          11304
May-06                               10963          10973
Jun-06                               10976          10987
Jul-06                               10779          10791
Aug-06                               11022          11038
Sep-06                               11114          11132
Oct-06                               11613          11636
Nov-06                               11999          12027
Dec-06                               12048          12078
Jan-07                               12452          12541
Feb-07                               12554          12572
Mar-07                               12660          12694
Apr-07                               13065          13115
May-07                               13540          13595
Jun-07                               13136          13191
Jul-07                               12332          12384
Aug-07                               12258          12314
Sep-07                               12473          12533
Oct-07                               12597          12659
Nov-07                               11989          12049
Dec-07                               11865          11924
Jan-08                               11445          11503
Feb-08                               11091          11148
Mar-08                               10911          10968
Apr-08                               11509          11571
May-08                               11893          11960
Jun-08                               10748          10801
Jul-08                               10892          10946
Aug-08                               11178          11237
Sep-08                               10259          10303
Oct-08                                8228           8256
Nov-08                                7414           7439
Dec-08                                7755           7785
Jan-09                                6919           6941
Feb-09                                6044           6058
Mar-09                                6531           6553
Apr-09                                7615           7646
May-09                                7838           7871
Jun-09                                7817           7846
Jul-09                                8589           8639
Aug-09                                9220           9279
Sep-09                                9651           9697
Oct-09                                9282           9341
Nov-09                                9705           9770
Dec-09                               10208          10265

                            (semi-annual report LOGO)
                       SPDR DOW JONES MID CAP VALUE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

                                                                                  GENWORTH
                                                              PIONEER NATURAL     FINANCIAL, INC.
    DESCRIPTION             PROLOGSIS     WHIRLPOOL CORP.     RESOURCES CO.       (CLASS A)           KIMCO REALTY CORP.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $217,137      198,746             184,058             182,860             182,195
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.2%          1.1                 1.0                 1.0                 1.0
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Insurance                           13.8%
Real Estate Investment Trusts       13.1
Commercial Banks                     7.0
Household Durables                   5.2
Multi-Utilities                      5.0
Electric Utilities                   4.6
Machinery                            4.1
Gas Utilities                        4.0
Containers & Packaging               3.2
Oil, Gas & Consumable Fuels          2.9
Chemicals                            2.8
Specialty Retail                     2.3
Health Care Providers &
  Services                           2.1
Capital Markets                      1.9
Food Products                        1.7
Commercial Services & Supplies       1.6
Electronic Equipment,
  Instruments & Components           1.4
Electrical Equipment                 1.4
Industrial Conglomerates             1.3
Media                                1.3
Software                             1.2
Metals & Mining                      1.1
Real Estate Management &
  Development                        1.1
Hotels, Restaurants & Leisure        1.0
Thrifts & Mortgage Finance           1.0
Beverages                            0.9
Diversified Telecommunication
  Services                           0.9
Biotechnology                        0.8
Food & Staples Retailing             0.8
Aerospace & Defense                  0.8
Paper & Forest Products              0.8
Wireless Telecommunication
  Services                           0.7
Computers & Peripherals              0.7
Health Care Equipment &
  Supplies                           0.7
Road & Rail                          0.6
Independent Power Producers &
  Energy Traders                     0.6
Pharmaceuticals                      0.6
Construction & Engineering           0.5
Personal Products                    0.5
Energy Equipment & Services          0.5
Auto Components                      0.5
Water Utilities                      0.4
Building Products                    0.4
Diversified Consumer Services        0.4
Multiline Retail                     0.4
Life Sciences Tools & Services       0.3
Semiconductors & Semiconductor
  Equipment                          0.3
IT Services                          0.3
Trading Companies &
  Distributors                       0.2
Short Term Investments              29.0
Other Assets & Liabilities         (28.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                         SPDR DOW JONES SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.32%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                  U.S. SMALL-                               U.S. SMALL-
                                                                      CAP                                       CAP
                                       NET ASSET      MARKET      TOTAL STOCK    NET ASSET      MARKET      TOTAL STOCK
                                         VALUE         VALUE     MARKET INDEX      VALUE         VALUE     MARKET INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           27.96%        27.88%       28.21%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             41.21%        41.62%       41.93%        41.21%        41.62%        41.93%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -10.21%       -10.41%       -9.98%        -3.53%        -3.60%        -3.44%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                   8.44%         8.31%        9.16%         1.97%         1.94%         2.13%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                         SPDR DOW JONES SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                         DOW
                                     SPDR DOW        JONES U.S.
                                   JONES SMALL    SMALL-CAP TOTAL
                                     CAP ETF        STOCK MARKET
                                       (A)           INDEX (B)
                                   -----------    ---------------
11/8/2005                             10000            10000
Nov-05                                10353            10356
Dec-05                                10359            10366
Jan-06                                11169            11183
Feb-06                                11145            11160
Mar-06                                11656            11676
Apr-06                                11688            11710
May-06                                11114            11136
Jun-06                                11151            11177
Jul-06                                10798            10827
Aug-06                                11053            11086
Sep-06                                11124            11159
Oct-06                                11706            11748
Nov-06                                12080            12127
Dec-06                                12079            12127
Jan-07                                12383            12438
Feb-07                                12383            12440
Mar-07                                12530            12590
Apr-07                                12859            12926
May-07                                13433            13507
Jun-07                                13238            13310
Jul-07                                12492            12561
Aug-07                                12655            12727
Sep-07                                12920            12996
Oct-07                                13237            13317
Nov-07                                12362            12437
Dec-07                                12285            12359
Jan-08                                11540            11610
Feb-08                                11227            11293
Mar-08                                11102            11166
Apr-08                                11648            11712
May-08                                12167            12232
Jun-08                                11152            11202
Jul-08                                11279            11330
Aug-08                                11649            11704
Sep-08                                10501            10537
Oct-08                                 8264             8284
Nov-08                                 7294             7305
Dec-08                                 7682             7692
Jan-09                                 6974             6979
Feb-09                                 6164             6165
Mar-09                                 6726             6736
Apr-09                                 8043             8073
May-09                                 8403             8437
Jun-09                                 8475             8514
Jul-09                                 9334             9384
Aug-09                                 9787             9845
Sep-09                                10391            10458
Oct-09                                 9698             9757
Nov-09                                10047            10107
Dec-09                                10844            10916

                            (semi-annual report LOGO)
                         SPDR DOW JONES SMALL CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------------

                            HUMAN GENOME       BUCYRUS INTERNATIONAL,     SL GREEN         MASSEY         NALCO
    DESCRIPTION             SCIENCES, INC.     INC. (CLASS A)             REALTY CORP.     ENERGY CO.     HOLDING CO.
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $181,244           135,175                    124,394          118,090        115,407
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.4%               0.3                        0.3              0.3            0.3
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Real Estate Investment Trusts        8.0%
Commercial Banks                     5.5
Machinery                            4.2
Semiconductors & Semiconductor
  Equipment                          4.0
Health Care Providers &
  Services                           3.8
Oil, Gas & Consumable Fuels          3.8
Software                             3.8
Specialty Retail                     3.8
Insurance                            3.6
Biotechnology                        3.0
Communications Equipment             2.6
Chemicals                            2.5
Health Care Equipment &
  Supplies                           2.5
Energy Equipment & Services          2.4
Hotels, Restaurants & Leisure        2.4
Electronic Equipment,
  Instruments & Components           2.2
Commercial Services & Supplies       1.9
Capital Markets                      1.8
Electrical Equipment                 1.8
Media                                1.8
Textiles, Apparel & Luxury
  Goods                              1.8
IT Services                          1.7
Metals & Mining                      1.7
Household Durables                   1.6
Aerospace & Defense                  1.5
Food Products                        1.5
Thrifts & Mortgage Finance           1.4
Internet Software & Services         1.3
Electric Utilities                   1.2
Auto Components                      1.1
Diversified Consumer Services        1.1
Pharmaceuticals                      1.1
Airlines                             1.0
Computers & Peripherals              1.0
Professional Services                1.0
Road & Rail                          1.0
Containers & Packaging               0.8
Diversified Telecommunication
  Services                           0.8
Food & Staples Retailing             0.8
Gas Utilities                        0.8
Personal Products                    0.8
Building Products                    0.7
Construction & Engineering           0.7
Life Sciences Tools & Services       0.7
Trading Companies &
  Distributors                       0.7
Consumer Finance                     0.5
Leisure Equipment & Products         0.5
Paper & Forest Products              0.5
Diversified Financial Services       0.4
Health Care Technology               0.4
Internet & Catalog Retail            0.4
Marine                               0.4
Multiline Retail                     0.4
Real Estate Management &
  Development                        0.4
Air Freight & Logistics              0.3
Distributors                         0.3
Industrial Conglomerates             0.3
Multi-Utilities                      0.3
Wireless Telecommunication
  Services                           0.3
Beverages                            0.2
Construction Materials               0.2
Tobacco                              0.2
Water Utilities                      0.2
Automobiles                          0.1
Household Products                   0.1
Independent Power Producers &
  Energy Traders                     0.1
Office Electronics                   0.1
Short Term Investments              29.3
Other Assets & Liabilities         (29.1)
 -----------------------------------------------
TOTAL                             100.0 %
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP GROWTH ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES SMALL CAP GROWTH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.26%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                   SMALL-CAP                                 SMALL-CAP
                                                                    GROWTH                                    GROWTH
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           25.19%        25.07%       25.35%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             46.84%        46.84%       47.38%        46.84%        46.84%        47.38%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          -6.52%        -7.29%       -6.45%        -2.22%        -2.49%        -2.20%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                       15.23%        16.09%       16.74%         2.88%         3.03%         3.14%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)              -12.34%       -12.42%        7.76%        -1.41%        -1.42%         0.81%
 ----------------------------------------------------------------------------------------------------------------------





(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S.
     Small-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.
(2)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP GROWTH ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                     DOW JONES
                                     SPDR DOW     U.S. SMALL-CAP
                                   JONES SMALL     GROWTH TOTAL
                                    CAP GROWTH     STOCK MARKET
                                    ETF (A)(1)       INDEX (B)
                                   -----------    --------------
9/25/2000                             10000            10000
Sep-00                                 9988             9993
Oct-00                                 9321             9132
Nov-00                                 7568             7350
Dec-00                                 8019             7812
Jan-01                                 8629             8417
Feb-01                                 7391             7157
Mar-01                                 6585             6388
Apr-01                                 7499             7326
May-01                                 7691             7564
Jun-01                                 7893             7733
Jul-01                                 7235             7148
Aug-01                                 6709             6667
Sep-01                                 5499             5480
Oct-01                                 6114             6108
Nov-01                                 6809             6724
Dec-01                                 7307             7185
Jan-02                                 6997             6944
Feb-02                                 6308             6480
Mar-02                                 6824             7016
Apr-02                                 6427             6807
May-02                                 5971             6437
Jun-02                                 5396             5910
Jul-02                                 4599             5111
Aug-02                                 4536             5157
Sep-02                                 4090             4749
Oct-02                                 4368             5016
Nov-02                                 4884             5531
Dec-02                                 4462             5134
Jan-03                                 4397             4995
Feb-03                                 4284             4852
Mar-03                                 4338             4932
Apr-03                                 4744             5449
May-03                                 5253             6087
Jun-03                                 5341             6266
Jul-03                                 5665             6652
Aug-03                                 5973             7035
Sep-03                                 5865             6866
Oct-03                                 6392             7487
Nov-03                                 6595             7704
Dec-03                                 6606             7754
Jan-04                                 6845             8098
Feb-04                                 6917             8166
Mar-04                                 6944             8250
Apr-04                                 6703             7966
May-04                                 6810             8116
Jun-04                                 7007             8377
Jul-04                                 6583             7802
Aug-04                                 6506             7673
Sep-04                                 6735             8081
Oct-04                                 6884             8295
Nov-04                                 7308             8911
Dec-04                                 7607             9230
Jan-05                                 7401             8925
Feb-05                                 7576             9123
Mar-05                                 7393             8899
Apr-05                                 7086             8450
May-05                                 7478             9027
Jun-05                                 7646             9318
Jul-05                                 8106             9861
Aug-05                                 8013             9755
Sep-05                                 8054             9878
Oct-05                                 7802             9545
Nov-05                                 8229            10070
Dec-05                                 8271            10124
Jan-06                                 8952            10962
Feb-06                                 8927            10931
Mar-06                                 9415            11535
Apr-06                                 9431            11560
May-06                                 8824            10819
Jun-06                                 8793            10780
Jul-06                                 8390            10289
Aug-06                                 8584            10532
Sep-06                                 8643            10609
Oct-06                                 9140            11224
Nov-06                                 9421            11573
Dec-06                                 9376            11519
Jan-07                                 9651            11860
Feb-07                                 9664            11877
Mar-07                                 9808            12058
Apr-07                                10105            12428
May-07                                10598            13038
Jun-07                                10518            12942
Jul-07                                10037            12353
Aug-07                                10169            12519
Sep-07                                10479            12903
Oct-07                                10861            13372
Nov-07                                10102            12440
Dec-07                                10115            12447
Jan-08                                 9263            11398
Feb-08                                 9048            11129
Mar-08                                 8903            10951
Apr-08                                 9413            11576
May-08                                 9941            12221
Jun-08                                 9361            11503
Jul-08                                 9324            11455
Aug-08                                 9572            11760
Sep-08                                 8338            10238
Oct-08                                 6436             7899
Nov-08                                 5632             6903
Dec-08                                 5969             7308
Jan-09                                 5550             6792
Feb-09                                 4988             6097
Mar-09                                 5444             6660
Apr-09                                 6506             7979
May-09                                 6832             8382
Jun-09                                 7002             8597
Jul-09                                 7620             9351
Aug-09                                 7818             9597
Sep-09                                 8403            10326
Oct-09                                 7791             9561
Nov-09                                 8030             9862
Dec-09                                 8766            10776




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP GROWTH ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -------------------------------------------------------------------------------------------------------------

                                               BUCYRUS
                            HUMAN GENOME       INTERNATIONAL, INC.
    DESCRIPTION             SCIENCES, INC.     (CLASS A)               MASSEY ENERGY CO.     NALCO HOLDING CO.
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $978,772           774,084                 632,040               618,311
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.8%               0.6                     0.5                   0.5
 -------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

    DESCRIPTION             JABIL CIRCUIT, INC.
 ----------------------------------------------
    MARKET VALUE            616,600
 ----------------------------------------------
    % OF NET ASSETS         0.5
 ----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Semiconductors & semiconductor
  Equipment                          7.0%
Software                             6.1
Oil, Gas & Consumable Fuels          5.6
Biotechnology                        5.1
Health Care Providers &
  Services                           4.7
Communications Equipments            4.2
Energy Equipment & Services          4.2
Machinery                            4.0
Health Care Equipment &
  Supplies                           3.9
Specialty Retail                     3.7
Electronic Equipment,
  Instruments & Components           2.7
Hotels, Restaurants & Leisure        2.7
Internet Software & Services         2.3
Aerospace & Defense                  2.2
Metals & Mining                      2.1
Electrical Equipment                 2.0
IT Services                          2.0
Professional Services                1.9
Airlines                             1.7
Commercial Services & Supplies       1.7
Chemicals                            1.5
Diversified Consumer Services        1.5
Media                                1.7
Pharmaceuticals                      1.7
Capital Markets                      1.4
Real Estate Investment Trusts        1.4
Textiles, Apparel & Luxury
  Goods                              1.4
Household Durables                   1.3
Personal Products                    1.2
Commercial Banks                     1.1
Road & Rail                          1.1
Auto Components                      1.0
Computers & Peripherals              1.0
Diversified Telecommunication
  Services                           1.0
Food Products                        1.0
Life Sciences Tools & Services       0.9
Health Care Technology               0.7
Internet & Catalog Retail            0.7
Thrifts & Mortgage Finance           0.7
Trading Companies &
  Distributors                       0.6
Air Freight & Logistics              0.5
Building Products                    0.5
Construction & Engineering           0.5
Consumer Finance                     0.5
Containers & Packaging               0.4
Distributors                         0.4
Diversified Financial Services       0.4
Food & Staples Retailing             0.4
Paper & Forest Products              0.4
Real Estate Management &
  Development                        0.4
Wireless Telecommunication
  Services                           0.4
Beverages                            0.3
Insurance                            0.3
Marine                               0.3
Office Electronics                   0.3
Automobiles                          0.2
Construction Materials               0.2
Industrials Conglomerates            0.2
Leisure Equipment & Products         0.2
Independent Power Producers &
  Energy Traders                     0.1
Multiline Retail                     0.1
Short Term Investments              29.3
Other Assets & Liabilities         (29.0)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP VALUE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES SMALL CAP VALUE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.27%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                                                   SMALL-CAP                                 SMALL-CAP
                                                                     VALUE                                     VALUE
                                                                  TOTAL STOCK                               TOTAL STOCK
                                       NET ASSET      MARKET        MARKET       NET ASSET      MARKET        MARKET
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           31.13%        31.08%        31.25%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             36.57%        36.97%        36.83%       36.57%        36.97%        36.83%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -13.11%       -13.46%       -13.32%       -4.58%        -4.71%        -4.65%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                       10.08%        10.28%         9.57%        1.94%         1.98%         1.84%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)              134.70%       134.65%       112.20%        9.64%         9.64%         8.45%
 ----------------------------------------------------------------------------------------------------------------------





(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones U.S.
     Small-Cap Value Total Stock Market Index. Performance of the Fund prior to
     November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.
(2)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP VALUE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                     DOW JONES
                                     SPDR DOW     U.S. SMALL-CAP
                                   JONES SMALL      VALUE TOTAL
                                    CAP VALUE      STOCK MARKET
                                    ETF (A)(1)       INDEX (B)
                                   -----------    --------------
9/25/2000                             10000            10000
Sep-00                                10195            10154
Oct-00                                10249            10065
Nov-00                                10234             9699
Dec-00                                11575            10714
Jan-00                                11599            10990
Feb-00                                11740            10890
Mar-00                                11449            10569
Apr-01                                11964            11122
May-01                                12426            11480
Jun-01                                12669            11766
Jul-01                                12790            11637
Aug-01                                12735            11548
Sep-01                                11504            10324
Oct-01                                11667            10664
Nov-01                                12418            11431
Dec-01                                13002            12077
Jan-02                                13228            12127
Feb-02                                13527            12178
Mar-02                                14476            13097
Apr-02                                14872            13374
May-02                                14597            12965
Jun-02                                14130            12517
Jul-02                                12871            11090
Aug-02                                13076            11175
Sep-02                                12165            10464
Oct-02                                12237            10576
Nov-02                                12781            11356
Dec-02                                12648            11026
Jan-03                                12261            10733
Feb-03                                11896            10455
Mar-03                                11928            10520
Apr-03                                13169            11569
May-03                                14421            12624
Jun-03                                14634            12839
Jul-03                                15172            13455
Aug-03                                15640            13971
Sep-03                                15391            13866
Oct-03                                16569            14944
Nov-03                                17289            15560
Dec-03                                18075            16192
Jan-04                                18646            16728
Feb-04                                19189            17001
Mar-04                                19358            17191
Apr-04                                18068            16234
May-04                                18406            16538
Jun-04                                19159            17336
Jul-04                                18145            16521
Aug-04                                18343            16634
Sep-04                                18982            17152
Oct-04                                19319            17448
Nov-04                                20776            18831
Dec-04                                21320            19367
Jan-05                                20253            18577
Feb-05                                20618            18951
Mar-05                                20255            18549
Apr-05                                19203            17690
May-05                                20364            18644
Jun-05                                21077            19353
Jul-05                                22447            20565
Aug-05                                22263            20185
Sep-05                                22305            20222
Oct-05                                21674            19576
Nov-05                                22645            20459
Dec-05                                22575            20394
Jan-06                                24257            21921
Feb-06                                24220            21892
Mar-06                                25128            22721
Apr-06                                25213            22804
May-06                                24345            22021
Jun-06                                24588            22247
Jul-06                                24136            21845
Aug-06                                24715            22374
Sep-06                                24860            22508
Oct-06                                26039            23585
Nov-06                                26898            24371
Dec-06                                27012            24480
Jan-07                                27591            25015
Feb-07                                27557            24989
Mar-07                                27800            25206
Apr-07                                28421            25778
May-07                                29575            26832
Jun-07                                28924            26242
Jul-07                                26970            24468
Aug-07                                27312            24784
Sep-07                                27617            25064
Oct-07                                27954            25377
Nov-07                                26212            23793
Dec-07                                25872            23469
Jan-08                                24988            22666
Feb-08                                24208            21957
Mar-08                                24062            21827
Apr-08                                25044            22713
May-08                                25864            23458
Jun-08                                23005            20847
Jul-08                                23672            21452
Aug-08                                24616            22308
Sep-08                                22997            20802
Oct-08                                18433            16650
Nov-08                                16416            14804
Dec-08                                17184            15505
Jan-09                                15251            13750
Feb-09                                13269            11956
Mar-09                                14485            13068
Apr-09                                17352            15668
May-09                                18037            16285
Jun-09                                17899            16167
Jul-09                                19982            18055
Aug-09                                21440            19380
Sep-09                                22493            20331
Oct-09                                21146            19106
Nov-09                                22001            19881
Dec-09                                23470            21220




 (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total performance of an index different from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

                            (semi-annual report LOGO)
                     SPDR DOW JONES SMALL CAP VALUE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------

                            SL GREEN                                                    E*TRADE
    DESCRIPTION             REALTY CORP.     GANNETT CO., INC.     THE MACERICH CO.     FINANCIAL CORP.     OSHKOSH CORP.
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $631,868         559,726               553,127              535,619             528,974
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.6%             0.6                   0.6                  0.5                 0.5
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Real Estate Investment Trusts       15.6%
Commercial Banks                    10.4
Insurance                            7.3
Machinery                            4.5
Specialty Retail                     3.9
Chemicals                            3.7
Health Care Providers &
  Services                           2.8
Electric Utilities                   2.6
Capital Markets                      2.2
Textiles, Apparel & Luxury
  Goods                              2.2
Thrifts & Mortgage Finance           2.1
Commercial Services & Supplies       2.0
Food Products                        2.0
Hotels, Restaurants & Leisure        2.0
Household Durables                   1.8
Media                                1.8
Oil, Gas & Consumable Fuels          1.8
Electrical Equipment                 1.6
Electronic Equipment,
  Instruments & Components           1.6
Gas Utilities                        1.6
Containers & Packaging               1.4
Auto Components                      1.3
IT Services                          1.3
Food & Staples Retailing             1.2
Metals & Mining                      1.2
Software                             1.2
Health Care Equipment &
  Supplies                           1.1
Building Products                    0.9
Computers & Peripherals              0.9
Construction & Engineering           0.9
Aerospace & Defense                  0.8
Biotechnology                        0.8
Communications Equipment             0.8
Diversified Consumer Services        0.8
Leisure Equipment & Products         0.8
Multiline Retail                     0.8
Road & Rail                          0.8
Trading Companies &
  Distributors                       0.8
Paper & Forest Products              0.7
Semiconductors & Semiconductor
  Equipment                          0.7
Industrial Conglomerates             0.6
Multi-Utilities                      0.6
Consumer Finance                     0.5
Diversified Telecommunication
  Services                           0.5
Energy Equipment & Services          0.4
Life Sciences Tools & Services       0.4
Marine                               0.4
Pharmaceuticals                      0.4
Real Estate Management &
  Development                        0.4
Tobacco                              0.4
Diversified Financial Services       0.3
Personal Products                    0.3
Water Utilities                      0.3
Airlines                             0.2
Construction Materials               0.2
Household Products                   0.2
Internet Software & Services         0.2
Professional Services                0.2
Air Freight & Logistics              0.1
Automobiles                          0.1
Beverages                            0.1
Distributors                         0.1
Wireless Telecommunication
  Services                           0.1
Heath Care Technology                0.0**
Internet & Catalog Retail            0.0**
Short Term Investments              21.6
Other Assets & Liabilities         (21.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Amount represents less than 0.05% of net assets.

                            (semi-annual report LOGO)
                          SPDR DJ GLOBAL TITANS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ GLOBAL TITANS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.51%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                    GLOBAL                                    GLOBAL
                                       NET ASSET      MARKET        TITANS       NET ASSET      MARKET        TITANS
                                         VALUE         VALUE       50 INDEX        VALUE         VALUE       50 INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           22.01%        21.78%        22.06%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             23.40%        23.64%        23.15%       23.40%        23.64%        23.15%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -18.58%       -18.74%       -18.63%       -6.62%        -6.68%        -6.64%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                            0.40%         0.33%         1.32%        0.08%         0.07%         0.26%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -17.82%       -17.89%       -16.30%       -2.09%        -2.10%        -1.89%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                          SPDR DJ GLOBAL TITANS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                         DOW
                                                    JONES GLOBAL
                                      SPDR DJ         TITANS 50
                                   GLOBAL TITANS      INDEX (B)
                                      ETF (A)
                                   -------------    ------------
9/25/2000                              10000            10000
Sep-00                                  9982             9998
Oct-00                                 10111            10137
Nov-00                                  9346             9376
Dec-00                                  9147             9180
Jan-01                                  9502             9539
Feb-01                                  8601             8636
Mar-01                                  8107             8142
Apr-01                                  8815             8858
May-01                                  8702             8749
Jun-01                                  8446             8453
Jul-01                                  8301             8347
Aug-01                                  7799             7845
Sep-01                                  7378             7422
Oct-01                                  7551             7600
Nov-01                                  7940             7995
Dec-01                                  7967             8026
Jan-02                                  7674             7735
Feb-02                                  7515             7579
Mar-02                                  7788             7857
Apr-02                                  7211             7276
May-02                                  7202             7268
Jun-02                                  6765             6833
Jul-02                                  6265             6330
Aug-02                                  6264             6332
Sep-02                                  5547             5611
Oct-02                                  6168             6245
Nov-02                                  6511             6595
Dec-02                                  6106             6186
Jan-03                                  5904             5984
Feb-03                                  5765             5844
Mar-03                                  5822             5906
Apr-03                                  6320             6412
May-03                                  6588             6688
Jun-03                                  6683             6789
Jul-03                                  6726             6837
Aug-03                                  6726             6840
Sep-03                                  6812             6932
Oct-03                                  7049             7176
Nov-03                                  7154             7288
Dec-03                                  7629             7777
Jan-04                                  7730             7883
Feb-04                                  7804             7964
Mar-04                                  7604             7763
Apr-04                                  7570             7729
May-04                                  7624             7788
Jun-04                                  7717             7889
Jul-04                                  7541             7712
Aug-04                                  7590             7764
Sep-04                                  7590             7767
Oct-04                                  7683             7860
Nov-04                                  7929             8129
Dec-04                                  8186             8392
Jan-05                                  8010             8215
Feb-05                                  8288             8516
Mar-05                                  8083             8303
Apr-05                                  8038             8255
May-05                                  8136             8363
Jun-05                                  8082             8316
Jul-05                                  8255             8498
Aug-05                                  8285             8533
Sep-05                                  8405             8658
Oct-05                                  8237             8490
Nov-05                                  8389             8649
Dec-05                                  8423             8691
Jan-06                                  8653             8930
Feb-06                                  8613             8890
Mar-06                                  8748             9038
Apr-06                                  8997             9299
May-06                                  8759             9052
Jun-06                                  8800             9096
Jul-06                                  9071             9380
Aug-06                                  9351             9677
Sep-06                                  9441             9774
Oct-06                                  9710            10057
Nov-06                                  9887            10244
Dec-06                                 10094            10464
Jan-07                                 10143            10521
Feb-07                                  9834            10200
Mar-07                                  9942            10322
Apr-07                                 10392            10790
May-07                                 10649            11063
Jun-07                                 10623            11044
Jul-07                                 10386            10795
Aug-07                                 10530            10947
Sep-07                                 10971            11416
Oct-07                                 11183            11638
Nov-07                                 10799            11238
Dec-07                                 10694            11125
Jan-08                                 10000            10403
Feb-08                                  9687            10072
Mar-08                                  9705            10090
Apr-08                                 10097            10508
May-08                                  9976            10373
Jun-08                                  9213             9579
Jul-08                                  9101             9458
Aug-08                                  8991             9342
Sep-08                                  8304             8625
Oct-08                                  7000             7270
Nov-08                                  6585             6840
Dec-08                                  6660             6914
Jan-09                                  5928             6148
Feb-09                                  5369             5560
Mar-09                                  5810             6021
Apr-09                                  6191             6413
May-09                                  6721             6961
Jun-09                                  6736             6857
Jul-09                                  7281             7537
Aug-09                                  7507             7775
Sep-09                                  7767             7909
Oct-09                                  7764             8042
Nov-09                                  8191             8484
Dec-09                                  8218             8370

                            (semi-annual report LOGO)
                          SPDR DJ GLOBAL TITANS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------

                            EXXON                               HSBC
    DESCRIPTION             MOBIL CORP.     MICROSOFT CORP.     HOLDINGS PLC ADR     APPLE, INC     BP PLC ADR
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $5,314,183      3,961,261           3,268,402            3,066,959      2,982,093
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.2%            3.9                 3.2                  3.0            2.9
 -----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         17.6%
Pharmaceuticals                     15.5
Commercial Banks                     7.7
Computers & Peripherals              7.7
Diversified Telecommunication
  Services                           6.8
Software                             5.4
Diversified Financial Services       4.7
Industrial Conglomerates             3.8
Beverages                            3.5
Semiconductors & Semiconductor
  Equipment                          3.2
Communications Equipment             3.0
Food Products                        2.8
Household Products                   2.8
Internet Software & Services         2.4
Metals & Mining                      2.1
Automobiles                          2.0
Food & Staples Retailing             1.9
Wireless Telecommunication
  Services                           1.9
Tobacco                              1.5
Electric Utilities                   1.3
Energy Equipment & Services          1.2
Insurance                            0.9
Short Term Investments               2.6
Other Assets & Liabilities          (2.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                           SPDR DOW JONES REIT ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES REIT ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.25%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                     U.S.                                      U.S.
                                       NET ASSET      MARKET      SELECT REIT    NET ASSET      MARKET      SELECT REIT
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           47.66%        47.67%        47.88%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             28.52%        28.33%        28.46%        28.52%        28.33%        28.46%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -35.41%       -35.45%       -35.61%       -13.56%       -13.58%       -13.65%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS (1)                       -0.54%        -0.46%        -0.34%        -0.11%        -0.09%        -0.07%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)(2)              109.78%       109.77%       113.21%         8.90%         8.90%         9.04%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 23, 2001 to December 31, 2009.

                            (semi-annual report LOGO)
                           SPDR DOW JONES REIT ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                  DOW JONES
                                    SPDR DOW     U.S. SELECT
                                   JONES REIT     REIT INDEX
                                     ETF (A)         (B)
                                   ----------    -----------
4/23/2001                             10000         10000
Apr-01                                10259         10252
May-01                                10505         10502
Jun-01                                11122         11124
Jul-01                                10898         10900
Aug-01                                11325         11334
Sep-01                                10849         10857
Oct-01                                10461         10470
Nov-01                                11087         11103
Dec-01                                11364         11389
Jan-02                                11316         11345
Feb-02                                11560         11593
Mar-02                                12301         12342
Apr-02                                12361         12411
May-02                                12515         12578
Jun-02                                12848         12910
Jul-02                                12156         12211
Aug-02                                12163         12222
Sep-02                                11684         11737
Oct-02                                11057         11108
Nov-02                                11582         11639
Dec-02                                11733         11797
Jan-03                                11392         11454
Feb-03                                11596         11662
Mar-03                                11872         11946
Apr-03                                12324         12406
May-03                                13017         13108
Jun-03                                13286         13391
Jul-03                                13985         14103
Aug-03                                14097         14220
Sep-03                                14579         14721
Oct-03                                14788         14939
Nov-03                                15436         15598
Dec-03                                15894         16066
Jan-04                                16525         16708
Feb-04                                16796         16986
Mar-04                                17797         18006
Apr-04                                15202         15370
May-04                                16362         16543
Jun-04                                16833         17029
Jul-04                                16913         17116
Aug-04                                18301         18528
Sep-04                                18211         18439
Oct-04                                19213         19463
Nov-04                                20062         20335
Dec-04                                21091         21390
Jan-05                                19241         19512
Feb-05                                19841         20125
Mar-05                                19566         19849
Apr-05                                20712         21020
May-05                                21387         21712
Jun-05                                22495         22847
Jul-05                                24200         24590
Aug-05                                23266         23646
Sep-05                                23378         23748
Oct-05                                22889         23244
Nov-05                                23942         24323
Dec-05                                23966         24347
Jan-06                                25831         26256
Feb-06                                26378         26818
Mar-06                                27721         28191
Apr-06                                26670         27125
May-06                                25921         26374
Jun-06                                27385         27875
Jul-06                                28358         28864
Aug-06                                29297         29834
Sep-06                                29862         30416
Oct-06                                31734         32332
Nov-06                                33242         33874
Dec-06                                32479         33109
Jan-07                                35348         36059
Feb-07                                34554         35251
Mar-07                                33670         34349
Apr-07                                33649         34335
May-07                                33665         34359
Jun-07                                30515         31133
Jul-07                                28112         28689
Aug-07                                29756         30384
Sep-07                                30891         31572
Oct-07                                31249         31935
Nov-07                                28212         28831
Dec-07                                26734         27297
Jan-08                                26595         27166
Feb-08                                25590         26142
Mar-08                                27274         27881
Apr-08                                28940         29598
May-08                                29001         29663
Jun-08                                25813         26377
Jul-08                                26558         27139
Aug-08                                27155         27755
Sep-08                                27069         27638
Oct-08                                18343         18689
Nov-08                                13871         14101
Dec-08                                16324         16597
Jan-09                                13398         13596
Feb-09                                10489         10625
Mar-09                                10832         10967
Apr-09                                14355         14566
May-09                                14724         14940
Jun-09                                14207         14418
Jul-09                                15684         15921
Aug-09                                17973         18252
Sep-09                                19234         19528
Oct-09                                18358         18643
Nov-09                                19614         19926
Dec-09                                20978         21321

                            (semi-annual report LOGO)
                           SPDR DOW JONES REIT ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                            SIMON
                            PROPERTY         VORNADO                             BOSTON               EQUITY
    DESCRIPTION             GROUP, INC.      REALTY TRUST     PUBLIC STORAGE     PROPERTIES, INC.     RESIDENTIAL
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $110,203,002     61,029,085       50,718,101         45,023,890           44,807,481
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.5%            5.8              4.9                4.3                  4.3
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Specialized REITs                   26.3%
Retail REITs                        23.8
Office REITs                        18.1
Residentail REITs                   16.1
Diversified REITs                    9.0
Industrial REITs                     6.3
Short Term Investments              22.7
Other Assets & Liabilities         (22.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                              SPDR KBW BANK ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW BANK ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       KBW BANK      NET ASSET      MARKET       KBW BANK
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           17.76%        17.74%        17.77%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -1.44%        -1.54%        -1.77%        -1.44%        -1.54%        -1.77%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -59.46%       -59.45%       -59.71%       -25.99%       -25.98%       -26.14%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -50.97%       -50.98%       -51.03%       -15.79%       -15.79%       -15.75%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                              SPDR KBW BANK ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                   SPDR KBW        KBW
                                   BANK ETF    BANK INDEX
                                      (A)          (B)
                                   --------    ----------
11/8/2005                            10000        10000
Nov-05                               10349        10351
Dec-05                               10379        10388
Jan-06                               10359        10372
Feb-06                               10681        10697
Mar-06                               10696        10719
Apr-06                               11396        11425
May-06                               11006        11035
Jun-06                               10890        10921
Jul-06                               11279        11316
Aug-06                               11254        11295
Sep-06                               11567        11615
Oct-06                               11656        11707
Nov-06                               11576        11631
Dec-06                               12092        12156
Jan-07                               12163        12232
Feb-07                               11952        12022
Mar-07                               11795        11874
Apr-07                               12055        12134
May-07                               12197        12283
Jun-07                               11792        11870
Jul-07                               11008        11085
Aug-07                               11156        11220
Sep-07                               11183        11251
Oct-07                               10935        11001
Nov-07                               10319        10382
Dec-07                                9455         9504
Jan-08                               10105        10160
Feb-08                                8824         8870
Mar-08                                8523         8569
Apr-08                                8960         9011
May-08                                8247         8294
Jun-08                                6360         6383
Jul-08                                7264         7295
Aug-08                                7279         7308
Sep-08                                7495         7522
Oct-08                                6506         6525
Nov-08                                5348         5358
Dec-08                                4974         4984
Jan-09                                3240         3241
Feb-09                                2739         2738
Mar-09                                3192         3196
Apr-09                                3729         3731
May-09                                4265         4264
Jun-09                                4163         4160
Jul-09                                4628         4616
Aug-09                                5411         5399
Sep-09                                5407         5398
Oct-09                                4841         4832
Nov-09                                5103         5095
Dec-09                                4903         4897

                            (semi-annual report LOGO)
                              SPDR KBW BANK ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

                            BANK OF                                                     JPMORGAN
    DESCRIPTION             AMERICA CORP.     CITIGROUP, INC.     WELLS FARGO & CO.     CHASE & CO.     U.S. BANCORP
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $73,231,690       64,094,880          64,025,489            58,377,961      54,070,888
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.1%              7.9                 7.9                   7.2             6.7
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Regional Banks                      40.9%
Other Diversified Financial
  Services                          24.2
Diversified Banks                   18.2
Asset Management & Custody
  Banks                              9.6
Consumer Finance                     3.9
Thrifts & Mortgage Finance           3.1
Short Term Investments              13.6
Other Asset & Liabilities          (13.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                         SPDR KBW CAPITAL MARKETS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW CAPITAL MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.36%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  KBW CAPITAL                               KBW CAPITAL
                                       NET ASSET      MARKET        MARKETS      NET ASSET      MARKET        MARKETS
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           10.38%        10.32%        10.69%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             40.94%        41.13%        41.60%        40.94%        41.13%        41.60%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -43.48%       -43.56%       -43.10%       -17.32%       -17.36%       -17.13%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -25.27%       -25.27%       -24.41%        -6.78%        -6.78%        -6.50%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                         SPDR KBW CAPITAL MARKETS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                            KBW
                                      SPDR KBW       CAPITAL MARKETS
                                  CAPITAL MARKETS       INDEX (B)
                                      ETF (A)
                                  ---------------    ---------------
11/8/2005                              10000              10000
Nov-05                                 10275              10277
Dec-05                                 10293              10298
Jan-06                                 11191              11204
Feb-06                                 11492              11510
Mar-06                                 11761              11784
Apr-06                                 11862              11888
May-06                                 11148              11174
Jun-06                                 11056              11082
Jul-06                                 11213              11244
Aug-06                                 11343              11378
Sep-06                                 12244              12286
Oct-06                                 12773              12823
Nov-06                                 12983              13038
Dec-06                                 13224              13283
Jan-07                                 13846              13913
Feb-07                                 13118              13187
Mar-07                                 13076              13146
Apr-07                                 13592              13669
May-07                                 14171              14264
Jun-07                                 13614              13703
Jul-07                                 12812              12897
Aug-07                                 12397              12474
Sep-07                                 13085              13174
Oct-07                                 14135              14237
Nov-07                                 13210              13308
Dec-07                                 13348              13449
Jan-08                                 12334              12429
Feb-08                                 10880              10964
Mar-08                                  9986              10064
Apr-08                                 10860              10947
May-08                                 10359              10444
Jun-08                                  9025               9094
Jul-08                                  9225               9298
Aug-08                                  9158               9233
Sep-08                                  7967               8032
Oct-08                                  6113               6157
Nov-08                                  5188               5220
Dec-08                                  5303               5337
Jan-09                                  4588               4614
Feb-09                                  4369               4395
Mar-09                                  5246               5284
Apr-09                                  5887               5933
May-09                                  6632               6685
Jun-09                                  6770               6829
Jul-09                                  7236               7300
Aug-09                                  7421               7488
Sep-09                                  7866               7942
Oct-09                                  7341               7411
Nov-09                                  7336               7409
Dec-09                                  7473               7559

                            (semi-annual report LOGO)
                         SPDR KBW CAPITAL MARKETS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                                               THE GOLDMAN
                                               SACHS GROUP,     STATE STREET                         THE CHARLES
    DESCRIPTION             MORGAN STANLEY     INC.             CORP.*           CME GROUP, INC.     SCHWAB CORP.
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $6,893,278         6,606,034        6,129,169        6,091,781           5,407,475
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.3%               8.0              7.4              7.4                 6.5
 --------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009**


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Investment Banking & Brokerage      53.3%
Asset Management & Custody
  Banks                             28.3
Specialized Finance                 18.3
Short Term Investments              13.0
Other Assets & Liabilities         (12.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  *  Affiliated issuer. (Note 3)
 ** The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                            SPDR KBW INSURANCE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW INSURANCE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      KBW                                       KBW
                                       NET ASSET      MARKET       INSURANCE     NET ASSET      MARKET       INSURANCE
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           31.92%        31.89%        32.19%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             28.47%        28.43%        28.91%        28.47%        28.43%        28.91%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -35.63%       -35.53%       -35.06%       -13.66%       -13.61%       -13.40%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -28.41%       -28.41%       -27.47%        -7.74%        -7.74%        -7.42%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                            SPDR KBW INSURANCE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                      SPDR KBW             KBW
                                   INSURANCE ETF    INSURANCE INDEX
                                        (A)               (B)
                                   -------------    ---------------
11/8/2005                              10000             10000
Nov-05                                 10254             10257
Dec-05                                 10093             10098
Jan-06                                  9913              9920
Feb-06                                 10031             10041
Mar-06                                  9848              9859
Apr-06                                 10303             10320
May-06                                  9980              9999
Jun-06                                  9906              9928
Jul-06                                  9893              9918
Aug-06                                 10095             10124
Sep-06                                 10429             10463
Oct-06                                 10554             10589
Nov-06                                 10778             10819
Dec-06                                 11121             11168
Jan-07                                 11054             11105
Feb-07                                 11044             11097
Mar-07                                 11057             11114
Apr-07                                 11646             11710
May-07                                 11943             12012
Jun-07                                 11636             11706
Jul-07                                 10643             10709
Aug-07                                 10778             10848
Sep-07                                 11291             11371
Oct-07                                 10908             10988
Nov-07                                 10716             10798
Dec-07                                 10474             10554
Jan-08                                  9914              9991
Feb-08                                  9274              9347
Mar-08                                  9188              9262
Apr-08                                  9652              9733
May-08                                  9529              9611
Jun-08                                  8184              8248
Jul-08                                  8320              8387
Aug-08                                  8596              8667
Sep-08                                  7809              7873
Oct-08                                  5320              5357
Nov-08                                  5009              5050
Dec-08                                  5573              5625
Jan-09                                  4375              4414
Feb-09                                  3517              3546
Mar-09                                  4093              4130
Apr-09                                  4979              5029
May-09                                  5596              5656
Jun-09                                  5427              5486
Jul-09                                  6200              6269
Aug-09                                  7187              7270
Sep-09                                  7417              7507
Oct-09                                  6852              6934
Nov-09                                  7044              7131
Dec-09                                  7159              7253

                            (semi-annual report LOGO)
                            SPDR KBW INSURANCE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------

                                                                              THE TRAVELERS     PRUDENTIAL
    DESCRIPTION             AFLAC, INC.     CHUBB CORP.     METLIFE, INC.     COS., INC.        FINANCIAL, INC.
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $11,457,836     10,944,271      10,901,622        10,573,362        10,092,771
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         7.6%            7.2             7.2               7.0               6.7
 ------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Property & Casualty Insurance       36.1%
Life & Health Insurance             33.8
Multi-Line Insurance                11.5
Insurance Brokers                    6.7
Reinsurance                          4.8
Asset Management & Custody
  Banks                              4.0
Thrifts & Mortgage Finance           2.8
Short Term Investments               3.0
Other Assets & Liabilities          (2.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                        SPDR KBW MORTGAGE FINANCE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW MORTGAGE FINANCE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 KBW MORTGAGE                              KBW MORTGAGE
                                       NET ASSET      MARKET        FINANCE      NET ASSET      MARKET        FINANCE
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          14.92%        14.76%        15.13%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  1.43%         1.43%         1.65%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 29, 2009 to December 31, 2009.

                            (semi-annual report LOGO)
                        SPDR KBW MORTGAGE FINANCE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                      SPDR KBW         KBW MORTGAGE
                                  MORTGAGE FINANCE    FINANCE INDEX
                                       ETF(A)              (B)
                                  ----------------    -------------
4/29/2009                               10000             10000
Apr-09                                   9737              9968
May-09                                   9000              9214
Jun-09                                   8827              9039
Jul-09                                   9853             10094
Aug-09                                  10586             10852
Sep-09                                  10359             10370
Oct-09                                   9491              9729
Nov-09                                   9573              9816
Dec-09                                  10143             10165

                            (semi-annual report LOGO)
                        SPDR KBW MORTGAGE FINANCE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------------------

                            NEW YORK
                            COMMUNITY         LENDER PROCESSING     HUDSON CITY
    DESCRIPTION             BANCORP, INC.     SERVICES, INC.        BANCORP, INC.     D.R. HORTON, INC.     PULTE HOMES, INC.
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $403,697          341,381               292,888           274,576               271,610
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.9%              8.3                   7.2               6.7                   6.6
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Thrifts & Mortgage Finance          37.6%
Household Durables                  32.7
IT Services                          8.3
Insurance                            7.9
Commercial Banks                     7.2
Diversified Financial Services       3.7
Real Estate Management &
  Development                        2.5
Short Term Investments               0.1
Other Assets & Liabilities           0.0**
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Amount represents less then 0.05% of net assets.

                            (semi-annual report LOGO)
                        SPDR KBW REGIONAL BANKING ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR KBW REGIONAL BANKING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 KBW REGIONAL                              KBW REGIONAL
                                       NET ASSET      MARKET        BANKING      NET ASSET      MARKET        BANKING
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           22.59%        22.69%        22.59%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -22.00%       -21.91%       -22.13%       -22.00%       -21.91%       -22.13%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -50.32%       -50.36%       -50.51%       -20.80%       -20.82%       -20.90%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -47.37%       -47.39%       -47.09%       -16.60%       -16.61%       -16.28%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                        SPDR KBW REGIONAL BANKING ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                             KBW
                                      SPDR KBW        REGIONAL BANKING
                                  REGIONAL BANKING        INDEX (B)
                                       ETF (A)
                                  ----------------    ----------------
6/19/2006                               10000               10000
Jun-06                                  10066               10066
Jul-06                                  10127               10132
Aug-06                                  10189               10199
Sep-06                                  10256               10269
Oct-06                                  10246               10263
Nov-06                                  10441               10464
Dec-06                                  10593               10692
Jan-07                                  10456               10554
Feb-07                                  10317               10422
Mar-07                                  10183               10292
Apr-07                                   9916               10025
May-07                                  10110               10229
Jun-07                                   9848                9968
Jul-07                                   8928                9039
Aug-07                                   9601                9725
Sep-07                                   9532                9658
Oct-07                                   9111                9228
Nov-07                                   8677                8791
Dec-07                                   8261                8343
Jan-08                                   8629                8719
Feb-08                                   7557                7630
Mar-08                                   7827                7904
Apr-08                                   7664                7738
May-08                                   7365                7435
Jun-08                                   5956                6005
Jul-08                                   6789                6844
Aug-08                                   7227                7286
Sep-08                                   8036                8099
Oct-08                                   7374                7426
Nov-08                                   6721                6764
Dec-08                                   6745                6795
Jan-09                                   4777                4805
Feb-09                                   4192                4215
Mar-09                                   4503                4530
Apr-09                                   4852                4883
May-09                                   4666                4695
Jun-09                                   4288                4316
Jul-09                                   4879                4906
Aug-09                                   4971                5000
Sep-09                                   5024                5050
Oct-09                                   4806                4832
Nov-09                                   4947                4972
Dec-09                                   5263                5291

                            (semi-annual report LOGO)
                        SPDR KBW REGIONAL BANKING ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------------

                            CVB FINANCIAL     FULTON FINANCIAL     BANK OF HAWAII                            OLD NATIONAL
    DESCRIPTION             CORP.             CORP.                CORP.              MB FINANCIAL, INC.     BANCORP
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $12,075,273       11,649,946           11,606,361         11,348,899             11,306,166
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.7%              2.6                  2.6                2.6                    2.5
 --------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Regional Banks                      92.0%
Thrifts & Mortgage Finance           7.8
Short Term Investments              27.5
Other Assets & Liabilities         (27.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                      SPDR MORGAN STANLEY TECHNOLOGY ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/00, 9/29/00, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MORGAN STANLEY TECHNOLOGY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.50%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                    MORGAN                                    MORGAN
                                                                    STANLEY                                   STANLEY
                                       NET ASSET      MARKET      TECHNOLOGY     NET ASSET      MARKET      TECHNOLOGY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           28.01%        27.88%        28.38%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             70.21%        70.56%        71.06%       70.21%        70.56%        71.06%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                           2.89%         2.79%         4.20%        0.95%         0.92%         1.38%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           15.17%        15.24%        17.84%        2.86%         2.88%         3.34%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -40.39%       -40.37%       -38.08%       -5.43%        -5.43%        -5.01%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period September 25, 2000 to December 31, 2009.

                            (semi-annual report LOGO)
                      SPDR MORGAN STANLEY TECHNOLOGY ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                               MORGAN
                                      SPDR MORGAN       STANLEY TECHNOLOGY
                                  STANLEY TECHNOLOGY         INDEX (B)
                                        ETF (A)
                                  ------------------    ------------------
9/25/2000                                10000                 10000
Sep-00                                    9725                  9725
Oct-00                                    9485                  9489
Nov-00                                    7243                  7247
Dec-00                                    6876                  6834
Jan-00                                    8096                  8052
Feb-00                                    6106                  6075
Mar-00                                    5391                  5365
Apr-01                                    6245                  6218
May-01                                    5851                  5828
Jun-01                                    5948                  5933
Jul-01                                    5599                  5582
Aug-01                                    4921                  4908
Sep-01                                    3839                  3830
Oct-01                                    4534                  4525
Nov-01                                    5272                  5264
Dec-01                                    5203                  5199
Jan-02                                    5162                  5160
Feb-02                                    4339                  4340
Mar-02                                    4663                  4666
Apr-02                                    4091                  4096
May-02                                    3956                  3962
Jun-02                                    3404                  3410
Jul-02                                    3072                  3079
Aug-02                                    3002                  3010
Sep-02                                    2444                  2451
Oct-02                                    2979                  2990
Nov-02                                    3500                  3513
Dec-02                                    2943                  2958
Jan-03                                    2951                  2967
Feb-03                                    2947                  2964
Mar-03                                    2941                  2959
Apr-03                                    3245                  3266
May-03                                    3753                  3778
Jun-03                                    3750                  3778
Jul-03                                    3945                  3976
Aug-03                                    4304                  4340
Sep-03                                    4207                  4243
Oct-03                                    4632                  4674
Nov-03                                    4740                  4785
Dec-03                                    4858                  4908
Jan-04                                    5141                  5197
Feb-04                                    5056                  5111
Mar-04                                    4970                  5027
Apr-04                                    4654                  4709
May-04                                    4838                  4897
Jun-04                                    5029                  5093
Jul-04                                    4469                  4527
Aug-04                                    4303                  4360
Sep-04                                    4546                  4608
Oct-04                                    4675                  4741
Nov-04                                    4965                  5037
Dec-04                                    5177                  5254
Jan-05                                    4828                  4902
Feb-05                                    4822                  4898
Mar-05                                    4642                  4717
Apr-05                                    4452                  4526
May-05                                    4883                  4968
Jun-05                                    4815                  4901
Jul-05                                    5102                  5196
Aug-05                                    5061                  5155
Sep-05                                    5164                  5263
Oct-05                                    5090                  5190
Nov-05                                    5392                  5500
Dec-05                                    5324                  5433
Jan-06                                    5515                  5629
Feb-06                                    5405                  5519
Mar-06                                    5589                  5710
Apr-06                                    5546                  5669
May-06                                    5120                  5236
Jun-06                                    5037                  5153
Jul-06                                    4764                  4876
Aug-06                                    5188                  5313
Sep-06                                    5416                  5549
Oct-06                                    5639                  5779
Nov-06                                    5867                  6016
Dec-06                                    5794                  5943
Jan-07                                    5769                  5920
Feb-07                                    5756                  5909
Mar-07                                    5673                  5826
Apr-07                                    6051                  6218
May-07                                    6288                  6463
Jun-07                                    6356                  6536
Jul-07                                    6382                  6566
Aug-07                                    6495                  6682
Sep-07                                    6820                  7019
Oct-07                                    6973                  7180
Nov-07                                    6295                  6485
Dec-07                                    6358                  6552
Jan-08                                    5581                  5753
Feb-08                                    5411                  5580
Mar-08                                    5431                  5602
Apr-08                                    5880                  6069
May-08                                    6324                  6531
Jun-08                                    5678                  5863
Jul-08                                    5691                  5879
Aug-08                                    5737                  5929
Sep-08                                    4872                  5019
Oct-08                                    3862                  3978
Nov-08                                    3404                  3506
Dec-08                                    3503                  3608
Jan-09                                    3440                  3544
Feb-09                                    3283                  3383
Mar-09                                    3732                  3848
Apr-09                                    4338                  4476
May-09                                    4525                  4671
Jun-09                                    4657                  4823
Jul-09                                    5081                  5250
Aug-09                                    5186                  5361
Sep-09                                    5514                  5721
Oct-09                                    5325                  5509
Nov-09                                    5631                  5828
Dec-09                                    5961                  6192

                            (semi-annual report LOGO)
                      SPDR MORGAN STANLEY TECHNOLOGY ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             NVIDIA CORP.     SALESFORCE.COM, INC.     APPLE, INC.     DELL, INC.     AMAZON.COM, INC.
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $7,919,012       7,750,792                7,714,313       7,452,222      7,448,910
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.1%             3.0                      3.0             2.9            2.9
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Computers & Peripherals             20.1%
Software                            19.8
Semiconductors & Semiconductor
  Equipment                         17.3
Communications Equipment            17.0
Internet Software & Services         8.7
IT Services                          8.4
Electronic Equipment,
  Instruments & Components           2.9
Internet & Catalog Retail            2.9
Household Durables                   2.8
Short Term Investments               4.3
Other Assets & Liabilities          (4.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                            SPDR S&P DIVIDEND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  S & P HIGH                                S & P HIGH
                                                                     YIELD                                     YIELD
                                                                   DIVIDEND                                  DIVIDEND
                                       NET ASSET      MARKET      ARISTOCRATS    NET ASSET      MARKET      ARISTOCRATS
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           24.06%        24.11%        24.20%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             19.12%        19.27%        18.94%       19.12%        19.27%        18.94%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -14.16%       -14.34%       -14.19%       -4.96%        -5.03%        -4.97%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                   2.78%         2.80%         2.99%        0.66%         0.67%         0.71%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 8, 2005 to December 31, 2009.

                            (semi-annual report LOGO)
                            SPDR S&P DIVIDEND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                           S&P
                                                       HIGH YIELD
                                    SPDR S&P      DIVIDEND ARISTOCRATS
                                  DIVIDEND ETF          INDEX (B)
                                       (A)
                                  ------------    --------------------
11/8/2005                             10000               10000
11/30/05                              10176               10178
12/31/05                              10171               10171
01/31/06                              10405               10408
02/28/06                              10487               10492
03/31/06                              10538               10546
04/30/06                              10762               10758
05/31/06                              10567               10565
06/30/06                              10618               10617
07/31/06                              10899               10902
08/31/06                              11149               11156
09/30/06                              11301               11312
10/31/06                              11669               11684
11/30/06                              11748               11767
12/31/06                              11976               12001
01/31/07                              12078               12106
02/28/07                              12117               12148
03/31/07                              12132               12166
04/30/07                              12490               12531
05/31/07                              12774               12816
06/30/07                              12293               12333
07/31/07                              11668               11708
08/31/07                              11991               12036
09/30/07                              11923               11972
10/31/07                              11864               11916
11/30/07                              11495               11549
12/31/07                              11212               11246
01/31/08                              11243               11302
02/29/08                              10463               10518
03/31/08                              10583               10642
04/30/08                              10882               10944
05/31/08                              10865               10928
06/30/08                               9214                9255
07/31/08                               9734                9780
08/31/08                              10114               10165
09/30/08                              10301               10354
10/31/08                               9260                9304
11/30/08                               8715                8754
12/31/08                               8631                8659
01/31/09                               7498                7519
02/28/09                               6486                6501
03/31/09                               7272                7284
04/30/09                               8254                8272
05/31/09                               8306                8326
06/30/09                               8283                8292
07/31/09                               9074                9086
08/31/09                               9422                9438
09/30/09                               9716                9731
10/31/09                               9590                9607
11/30/09                              10045               10066
12/31/09                              10278               10299

                            (semi-annual report LOGO)
                            SPDR S&P DIVIDEND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ---------------------------------------------------------------------------------------------------------------------------------

                            INTEGRYS ENERGY                           CINCINNATI
    DESCRIPTION             GROUP, INC.         BLACK HILLS CORP.     FINANCIAL CORP.     PITNEY BOWES, INC.     VECTREN CORP.
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $48,901,008         43,875,961            43,870,131          42,313,162             39,972,222
 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.9%                3.5                   3.5                 3.4                    3.2
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Multi-Utilities                     13.8%
Gas Utilities                        9.2
Insurance                            7.7
Chemicals                            6.7
Pharmaceuticals                      6.2
Household Products                   5.3
Commercial Services & Supplies       5.0
Beverages                            4.4
Machinery                            4.3
Containers & Packaging               3.8
Diversified Telecommunication
  Services                           3.2
Household Durables                   3.0
Food & Staples Retailing             2.5
Computers & Peripherals              2.4
Tobacco                              2.2
Hotels, Restaurants & Leisure        1.9
Textiles, Apparel & Luxury
  Goods                              1.9
Electrical Equipment                 1.8
IT Services                          1.7
Media                                1.7
Water Utilities                      1.7
Industrial Conglomerates             1.6
Health Care Equipment &
  Supplies                           1.5
Commercial Banks                     1.3
Specialty Retail                     1.3
Capital Markets                      1.2
Food Products                        1.2
Oil, Gas & Consumable Fuels          1.2
Short Term Investments              14.6
Other Asset & Liabilities          (14.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                             SPDR S&P BIOTECH ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BIOTECH ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     S & P                                     S & P
                                                                  BIOTECHNOL-                               BIOTECHNOL-
                                                                  OGY SELECT                                OGY SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           5.76%         5.72%         5.73%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             0.47%         0.66%         0.49%         0.47%         0.66%         0.49%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         18.28%        18.33%        19.31%         5.76%         5.77%         6.06%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  9.90%         9.90%        11.27%         2.44%         2.44%         2.76%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 31, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                             SPDR S&P BIOTECH ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                          S&P
                                    SPDR S&P     BIOTECHNOLOGY SELECT
                                  BIOTECH ETF       INDUSTRY INDEX
                                      (A)                 (B)
                                  -----------    --------------------
1/31/2006                            10000               10000
2/28/2006                            10730               10733
3/31/2006                            10130               10145
4/30/2006                             9647                9663
5/31/2006                             9059                9076
6/30/2006                             9241                9262
7/31/2006                             9040                9063
8/31/2006                             9337                9364
9/30/2006                             9161                9190
10/31/2006                           10189               10225
11/30/2006                           10177               10215
12/31/2006                            9291                9326
1/31/2007                             9631                9670
2/28/2007                             9692                9735
3/31/2007                             9726                9772
4/30/2007                            10604               10663
5/31/2007                            10844               10907
6/30/2007                            10282               10342
7/31/2007                            10188               10251
8/31/2007                            11233               11306
9/30/2007                            11713               11793
10/31/2007                           12228               12316
11/30/2007                           12256               12348
12/31/2007                           11996               12089
1/31/2008                            11356               11447
2/29/2008                            10830               10918
3/31/2008                            10820               10907
4/30/2008                            11290               11384
5/31/2008                            12118               12217
6/30/2008                            11738               11838
7/31/2008                            14103               14229
8/31/2008                            13230               13351
9/30/2008                            12388               12503
10/31/2008                           10924               11025
11/30/2008                           10029               10121
12/31/2008                           10940               11072
1/31/2009                            10779               10909
2/28/2009                             9512                9627
3/31/2009                             9839                9960
4/30/2009                             9300                9413
5/31/2009                             9652                9771
6/30/2009                            10392               10524
7/31/2009                            11306               11454
8/31/2009                            11096               11244
9/30/2009                            11009               11150
10/31/2009                            9564                9687
11/30/2009                           10270               10401
12/31/2009                           10990               11127

                            (semi-annual report LOGO)
                             SPDR S&P BIOTECH ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                            REGENERON
                            PHARMACEUTICALS,     SEATTLE                             UNITED                 ISIS
    DESCRIPTION             INC.                 GENETICS, INC.     INCYTE CORP.     THERAPEUTICS CORP.     PHARMACEUTICAL, INC
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $18,625,056          16,977,309         16,588,918       16,462,760             16,242,930
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.6%                 4.2                4.1              4.1                    4.0
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Biotechnology                       99.9%
Short Term Investments              21.4
Other Assets & Liabilities         (21.3)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                          SPDR S&P HOMEBUILDERS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P HOMEBUILDERS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     S & P                                     S & P
                                                                 HOMEBUILDERS                              HOMEBUILDERS
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           28.79%        28.81%        28.92%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             26.83%        27.22%        26.82%        26.83%        27.22%        26.82%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -57.64%       -57.72%       -58.02%       -24.90%       -24.95%       -25.12%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -66.08%       -66.08%       -66.33%       -24.12%       -24.11%       -24.26%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 31, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                          SPDR S&P HOMEBUILDERS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                               S&P
                                      SPDR S&P        HOMEBUILDERS SELECT
                                  HOMEBUILDERS ETF       INDUSTRY INDEX
                                         (A)                  (B)
                                  ----------------    -------------------
1/31/2006                               10000                10000
2/28/2006                                9531                 9533
3/31/2006                                9507                 9510
4/30/2006                                9053                 9057
5/31/2006                                7837                 7842
6/30/2006                                7230                 7232
7/31/2006                                6633                 6636
8/31/2006                                6707                 6712
9/30/2006                                7035                 7038
10/31/2006                               7343                 7349
11/30/2006                               7916                 7926
12/31/2006                               8006                 8021
1/31/2007                                8227                 8245
2/28/2007                                7655                 7672
3/31/2007                                7001                 7022
4/30/2007                                7352                 7376
5/31/2007                                7665                 7694
6/30/2007                                6542                 6565
7/31/2007                                5723                 5743
8/31/2007                                5381                 5401
9/30/2007                                4623                 4607
10/31/2007                               4811                 4804
11/30/2007                               4065                 4060
12/31/2007                               4191                 4191
1/31/2008                                4866                 4866
2/29/2008                                4381                 4379
3/31/2008                                4729                 4720
4/30/2008                                4805                 4793
5/31/2008                                4328                 4314
6/30/2008                                3622                 3604
7/31/2008                                3840                 3820
8/31/2008                                4320                 4296
9/30/2008                                4307                 4307
10/31/2008                               3113                 3111
11/30/2008                               2613                 2609
12/31/2008                               2674                 2655
1/31/2009                                2275                 2258
2/28/2009                                2062                 2046
3/31/2009                                2384                 2361
4/30/2009                                3015                 2988
5/31/2009                                2700                 2676
6/30/2009                                2634                 2612
7/31/2009                                3205                 3180
8/31/2009                                3466                 3440
9/30/2009                                3363                 3337
10/31/2009                               3098                 3075
11/30/2009                               3211                 3188
12/31/2009                               3392                 3367

                            (semi-annual report LOGO)
                          SPDR S&P HOMEBUILDERS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------

                                                                          SIMPSON
                                                  AMERON                  MANUFACTURING CO.,
    DESCRIPTION             PULTE HOMES, INC.     INTERNATIONAL CORP.     INC.                   D.R. HORTON, INC.
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $28,801,440           28,657,648              28,269,027             28,035,795
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.2%                  4.2                     4.1                    4.1
 -----------------------------------------------------------------------------------------------------------------

 ---------------------------------------------

    DESCRIPTION             RYLAND GROUP, INC.
 ---------------------------------------------
    MARKET VALUE            27,680,194
 ---------------------------------------------
    % OF NET ASSETS         4.0
 ---------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Building Products                   34.5%
Homebuilding                        32.1
Home Furnishings                    11.3
Home Furnishings Retail             11.0
Home Improvement Retail             11.0
Short Term Investments              28.3
Other Assets & Liabilities         (28.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                         SPDR S&P METALS & MINING ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P METALS & MINING ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S & P METALS                              S & P METALS
                                                                       &                                         &
                                                                    MINING                                    MINING
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          39.96%        39.99%        40.23%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            87.93%        88.23%        88.41%        87.93%        88.23%        88.41%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          8.43%         8.22%         9.09%         2.74%         2.67%         2.94%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 23.50%        23.49%        24.48%         6.15%         6.15%         6.30%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                         SPDR S&P METALS & MINING ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                       S&P
                                    SPDR S&P        METALS &
                                    METALS &      MINING SELECT
                                   MINING ETF    INDUSTRY INDEX
                                       (A)             (B)
                                   ----------    --------------
6/19/2006                             10000           10000
6/30/2006                             11570           11571
7/31/2006                             10563           10568
8/31/2006                             10227           10235
9/30/2006                              9606            9615
10/31/2006                            11003           11018
11/30/2006                            12059           12081
12/31/2006                            11389           11411
1/31/2007                             12245           12274
2/28/2007                             12538           12572
3/31/2007                             13308           13353
4/30/2007                             14455           14509
5/31/2007                             15375           15438
6/30/2007                             14569           14631
7/31/2007                             13826           13887
8/31/2007                             13454           13512
9/30/2007                             14849           14915
10/31/2007                            15987           16063
11/30/2007                            15570           15643
12/31/2007                            16239           16318
1/31/2008                             15362           15440
2/29/2008                             17296           17391
3/31/2008                             16369           16460
4/30/2008                             17841           17946
5/31/2008                             20490           20622
6/30/2008                             22031           22188
7/31/2008                             18529           18662
8/31/2008                             16769           16889
9/30/2008                             11068           11132
10/31/2008                             7355            7389
11/30/2008                             6221            6245
12/31/2008                             6571            6608
1/31/2009                              6215            6249
2/28/2009                              5554            5583
3/31/2009                              5969            5999
4/30/2009                              7567            7610
5/31/2009                              8995            9050
6/30/2009                              8824            8877
7/31/2009                              9474            9534
8/31/2009                              9664            9727
9/30/2009                             10866           10941
10/31/2009                            10122           10194
11/30/2009                            11658           11746
12/31/2009                            12350           12448

                            (semi-annual report LOGO)
                         SPDR S&P METALS & MINING ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                            ALLEGHENY              PATRIOT        TITANIUM         UNITED STATES     CONSOL
    DESCRIPTION             TECHNOLOGIES, INC.     COAL CORP.     METALS CORP.     STEEL CORP.       ENERGY, INC.
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $41,607,626            40,647,401     40,048,738       39,534,159        38,190,524
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.7%                   4.6            4.5              4.4               4.3
 --------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Steel                               40.0%
Coal & Consumable Fuels             25.3
Diversified Metals & Mining         16.2
Precious Metals & Minerals           7.1
Gold                                 7.0
Aluminum                             4.2
Short Term Investments              14.8
Other Assets & Liabilities         (14.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  S & P OIL &                               S & P OIL &
                                                                      GAS                                       GAS
                                                                  EQUIPMENT &                               EQUIPMENT &
                                                                   SERVICES                                  SERVICES
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          31.09%        31.26%        31.36%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            67.61%        67.84%        68.11%        67.61%        67.84%        68.11%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -1.44%        -1.36%        -0.72%        -0.48%        -0.46%        -0.24%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  3.57%         3.56%         4.51%         1.00%         0.99%         1.24%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                           S&P
                                                         OIL &
                                      SPDR S&P       GAS EQUIPMENT
                                       OIL &           & SERVICES
                                   GAS EQUIPMENT    SELECT INDUSTRY
                                     & SERVICES        INDEX (B)
                                      ETF (A)
                                   -------------    ---------------
6/19/2006                              10000             10000
6/30/2006                              11098             11099
7/31/2006                              10866             10870
8/31/2006                              10200             10207
9/30/2006                               9604              9614
10/31/2006                             10050             10062
11/30/2006                             11015             11032
12/31/2006                             10507             10526
1/31/2007                              10416             10444
2/28/2007                              10530             10561
3/31/2007                              11258             11296
4/30/2007                              11968             12013
5/31/2007                              12885             12938
6/30/2007                              13215             13273
7/31/2007                              13293             13359
8/31/2007                              13400             13458
9/30/2007                              14266             14334
10/31/2007                             14110             14182
11/30/2007                             13569             13635
12/31/2007                             14582             14660
1/31/2008                              12542             12612
2/29/2008                              13958             14034
3/31/2008                              14102             14181
4/30/2008                              15766             15857
5/31/2008                              17305             17411
6/30/2008                              18317             18435
7/31/2008                              15564             15669
8/31/2008                              14992             15098
9/30/2008                              11795             11877
10/31/2008                              7821              7873
11/30/2008                              6712              6754
12/31/2008                              6178              6218
1/31/2009                               6347              6389
2/28/2009                               5896              5934
3/31/2009                               6058              6099
4/30/2009                               7520              7573
5/31/2009                               8745              8812
6/30/2009                               7901              7956
7/31/2009                               8552              8618
8/31/2009                               8823              8895
9/30/2009                              10088             10172
10/31/2009                              9917             10004
11/30/2009                             10014             10104
12/31/2009                             10357             10451

                            (semi-annual report LOGO)
                 SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF --
                               PERFORMANCE SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                            SUPERIOR ENERGY     CAMERON                 OIL STATES                                 NABORS
    DESCRIPTION             SERVICES, INC       INTERNATIONAL CORP.     INTERNATIONAL, INC.     TIDEWATER, INC     INDUSTRIES, LTD.
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $13,373,783         13,279,024              13,224,503              13,084,740         13,014,546
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.4%                4.4                     4.3                     4.3                4.3
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil & Gas Equipment & Services      67.2%
Oil & Gas Drilling                  32.7
Short Term Investments              13.6
Other Assets & Liabilities         (13.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  S & P OIL &                               S & P OIL &
                                                                      GAS                                       GAS
                                                                  EXPLORATION                               EXPLORATION
                                                                       &                                         &
                                                                  PRODUCTION                                PRODUCTION
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          30.53%        30.63%        30.82%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            39.94%        40.11%        40.35%        39.94%        40.11%        40.35%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          9.69%         9.85%        10.51%         3.13%         3.18%         3.39%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 23.93%        23.95%        25.02%         6.25%         6.26%         6.43%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                            S&P
                                                          OIL &
                                      SPDR S&P       GAS EXPLORATION
                                       OIL &           & PRODUCTION
                                  GAS EXPLORATION    SELECT INDUSTRY
                                    & PRODUCTION        INDEX (B)
                                      ETF (A)
                                  ---------------    ---------------
6/19/2006                              10000              10000
Jun-06                                 11574              11575
Jul-06                                 11895              11900
Aug-06                                 11431              11436
Sep-06                                 10535              10538
Oct-06                                 11111              11119
Nov-06                                 12183              12198
Dec-06                                 11300              11313
Jan-07                                 11608              11622
Feb-07                                 11469              11486
Mar-07                                 12065              12089
Apr-07                                 12838              12869
May-07                                 13802              13841
Jun-07                                 13623              13659
Jul-07                                 13078              13117
Aug-07                                 12796              12839
Sep-07                                 13961              14012
Oct-07                                 15709              15771
Nov-07                                 14397              14457
Dec-07                                 15471              15540
Jan-08                                 14331              14398
Feb-08                                 16127              16206
Mar-08                                 15970              16054
Apr-08                                 17526              17621
May-08                                 19306              19416
Jun-08                                 20843              20968
Jul-08                                 16119              16210
Aug-08                                 16318              16414
Sep-08                                 13387              13461
Oct-08                                 10195              10250
Nov-08                                  9253               9300
Dec-08                                  8858               8905
Jan-09                                  8921               8969
Feb-09                                  7759               7801
Mar-09                                  8058               8100
Apr-09                                  9229               9283
May-09                                 10812              10875
Jun-09                                  9495               9551
Jul-09                                 10464              10531
Aug-09                                 10565              10637
Sep-09                                 11615              11705
Oct-09                                 11541              11627
Nov-09                                 11529              11617
Dec-09                                 12393              12502

                            (semi-annual report LOGO)
               SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------------

                            PIONEER NATURAL     NEWFIELD            SOUTHWESTERN     DEVON            RANGE
    DESCRIPTION             RESOURCES CO.       EXPLORATION CO.     ENERGY CO.       ENERGY CORP.     RESOURCES CORP.
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $13,895,263         13,767,784          13,668,990       13,519,516       13,506,309
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.3%                3.3                 3.3              3.2              3.2
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Oil & Gas Exploration &
  Production                        71.3%
Oil & Gas Refining & Marketing      17.4
Integrated Oil & Gas                11.2
Short Term                           9.6
Other Assets & Liabilities          (9.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                         SPDR S&P PHARMACEUTICALS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P PHARMACEUTICALS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.36%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     S & P                                     S & P
                                                                 PHARMACEUTI-                              PHARMACEUTI-
                                                                     CALS                                      CALS
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          27.59%        27.48%        27.84%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            28.06%        27.98%        28.39%        28.06%        27.98%        28.39%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         14.69%        14.74%        15.10%         4.68%         4.69%         4.80%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 26.88%        26.87%        27.59%         6.96%         6.96%         7.04%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                         SPDR S&P PHARMACEUTICALS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                                  S&P
                                                        PHARMACEUTICALS SELECT
                                       SPDR S&P             INDUSTRY INDEX
                                 PHARMACEUTICALS ETF              (B)
                                         (A)
                                 -------------------    ----------------------
6/19/2006                               10000                    10000
Jun-06                                  10146                    10147
Jul-06                                  10341                    10345
Aug-06                                  10658                    10667
Sep-06                                  10951                    10963
Oct-06                                  11058                    11073
Nov-06                                  10932                    10950
Dec-06                                  11063                    11085
Jan-07                                  11522                    11550
Feb-07                                  11231                    11261
Mar-07                                  11115                    11148
Apr-07                                  11788                    11829
May-07                                  11911                    11952
Jun-07                                  11482                    11521
Jul-07                                  10691                    10729
Aug-07                                  10723                    10764
Sep-07                                  10941                    10987
Oct-07                                  11124                    11175
Nov-07                                  11054                    11109
Dec-07                                  10908                    10965
Jan-08                                  10413                    10467
Feb-08                                  10214                    10267
Mar-08                                   9910                     9939
Apr-08                                  10296                    10328
May-08                                  10537                    10572
Jun-08                                  10135                    10168
Jul-08                                  10496                    10532
Aug-08                                  11043                    11084
Sep-08                                  10320                    10357
Oct-08                                   8989                     9014
Nov-08                                   9137                     9161
Dec-08                                   9907                     9935
Jan-09                                   9659                     9684
Feb-09                                   8394                     8413
Mar-09                                   8913                     8936
Apr-09                                   8679                     8704
May-09                                   9279                     9308
Jun-09                                   9444                     9981
Jul-09                                  10321                    10360
Aug-09                                  10866                    10911
Sep-09                                  11708                    11764
Oct-09                                  11176                    11226
Nov-09                                  12212                    12272
Dec-09                                  12688                    12759

                            (semi-annual report LOGO)
                         SPDR S&P PHARMACEUTICALS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------

                                                                                                MEDICIS
                                              PAR PHARMACEUTICALS     SALIX                     PHARMACEUTICAL
    DESCRIPTION             XENOPORT, INC     CO., INC.               PHARMACEUTICALS, LTD.     CORP. (CLASS A)
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $3,122,813        2,995,109               2,994,330                 2,975,797
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.8%              4.6                     4.6                       4.6
 --------------------------------------------------------------------------------------------------------------

 -------------------------------------------

    DESCRIPTION             VIROPHARMA, INC.
 -------------------------------------------
    MARKET VALUE            2,960,814
 -------------------------------------------
    % OF NET ASSETS         4.6
 -------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Pharmaceuticals                     99.9%
Short Term Investments              26.6
Other Assets & Liabilities         (26.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                             SPDR S&P RETAIL ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P RETAIL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S & P RETAIL                              S & P RETAIL
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          30.11%        30.07%        30.43%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            77.66%        77.98%        78.32%        77.66%        77.98%        78.32%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -8.80%        -8.77%        -7.80%        -3.02%        -3.01%        -2.67%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  1.26%         1.23%         2.58%         0.36%         0.35%         0.71%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period June 19, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                             SPDR S&P RETAIL ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                       S&P
                                    SPDR S&P      RETAIL SELECT
                                   RETAIL ETF    INDUSTRY INDEX
                                       (A)             (B)
                                   ----------    --------------
6/19/2006                             10000           10000
Jun-06                                10242           10243
Jul-06                                 9698            9702
Aug-06                                 9912            9919
Sep-06                                10699           10709
Oct-06                                11254           11267
Nov-06                                11124           11140
Dec-06                                11103           11124
Jan-07                                11460           11486
Feb-07                                11460           11489
Mar-07                                11753           11796
Apr-07                                11807           11854
May-07                                12259           12311
Jun-07                                11891           11948
Jul-07                                10835           10886
Aug-07                                10848           10902
Sep-07                                10691           10750
Oct-07                                10550           10610
Nov-07                                 9730            9789
Dec-07                                 9311            9366
Jan-08                                 9388            9444
Feb-08                                 8761            8807
Mar-08                                 8760            8837
Apr-08                                 9067            9148
May-08                                 9117            9200
Jun-08                                 8073            8143
Jul-08                                 8288            8364
Aug-08                                 8885            8967
Sep-08                                 8418            8497
Oct-08                                 6400            6452
Nov-08                                 5094            5130
Dec-08                                 5698            5752
Jan-09                                 5498            5549
Feb-09                                 5530            5581
Mar-09                                 6429            6493
Apr-09                                 7741            7823
May-09                                 7709            7791
Jun-09                                 7783            7864
Jul-09                                 8582            8675
Aug-09                                 9007            9108
Sep-09                                 9626            9737
Oct-09                                 9491            9601
Nov-09                                 9748            9861
Dec-09                                10126           10258

                            (semi-annual report LOGO)
                             SPDR S&P RETAIL ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

                                                                   THE CHILDREN'S
                                                                   PLACE RETAIL
    DESCRIPTION             CARMAX, INC.     FOOT LOCKER, INC.     STORES, INC.       HSN, INC.     SEARS HOLDINGS CORP.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $7,968,526       7,913,979             7,811,486          7,756,029     7,745,579
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.8%             1.8                   1.8                1.8           1.8
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Apparel Retail                      32.5%
Specialty Stores                    14.6
Automotive Retail                   11.5
Food Retail                          9.6
Department Stores                    8.0
Internet Retail                      6.3
General Merchandise Stores           4.8
Computer & Electronics Retail        4.6
Drug Retail                          3.1
Hypermarkets & Super Centers         3.1
Catalog Retail                       1.8
Short Tem Investments               24.3
Other Assets & Liabilities         (24.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                          SPDR S&P SEMICONDUCTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P SEMICONDUCTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     S & P                                     S & P
                                                                  SEMICONDUC-                               SEMICONDUC-
                                                                      TOR                                       TOR
                                                                    SELECT                                    SELECT
                                       NET ASSET      MARKET       INDUSTRY      NET ASSET      MARKET       INDUSTRY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          40.95%        40.97%        41.26%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            99.20%        99.49%        99.92%        99.20%        99.49%        99.92%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -1.27%        -1.30%        -2.26%        -0.43%        -0.44%        -0.76%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -8.74%        -8.74%        -9.39%        -2.31%        -2.31%        -2.49%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 31, 2006 to December 31, 2009.

                            (semi-annual report LOGO)
                          SPDR S&P SEMICONDUCTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                                S&P
                                                       SEMICONDUCTOR SELECT
                                       SPDR S&P           INDUSTRY INDEX
                                  SEMICONDUCTOR ETF             (B)
                                         (A)
                                  -----------------    --------------------
1/31/2006                               10000                  10000
Feb-06                                   9981                   9984
Mar-06                                  10136                  10142
Apr-06                                  10406                  10415
May-06                                   9305                   9315
Jun-06                                   8875                   8885
Jul-06                                   8248                   8261
Aug-06                                   9032                   9050
Sep-06                                   9081                   9101
Oct-06                                   9196                   9220
Nov-06                                   9503                   9530
Dec-06                                   9244                   9271
Jan-07                                   9231                   9261
Feb-07                                   9569                   9603
Mar-07                                   9155                   9194
Apr-07                                   9753                   9799
May-07                                   9830                   9880
Jun-07                                  10018                  10071
Jul-07                                   9892                   9946
Aug-07                                  10084                  10142
Sep-07                                  10400                  10463
Oct-07                                   9857                   9919
Nov-07                                   8765                   8821
Dec-07                                   8778                   8834
Jan-08                                   7561                   7609
Feb-08                                   7263                   7308
Mar-08                                   7398                   7443
Apr-08                                   8248                   8300
May-08                                   8959                   9017
Jun-08                                   7884                   7931
Jul-08                                   7538                   7582
Aug-08                                   7953                   8002
Sep-08                                   6648                   6582
Oct-08                                   5593                   5533
Nov-08                                   4372                   4320
Dec-08                                   4581                   4532
Jan-09                                   4485                   4436
Feb-09                                   4554                   4504
Mar-09                                   5224                   5171
Apr-09                                   5961                   5902
May-09                                   6358                   6298
Jun-09                                   6474                   6415
Jul-09                                   7306                   7240
Aug-09                                   7663                   7596
Sep-09                                   7911                   7844
Oct-09                                   7141                   7081
Nov-09                                   7845                   7783
Dec-09                                   9126                   9061

                            (semi-annual report LOGO)
                          SPDR S&P SEMICONDUCTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

                                             MICRON                                ADVANCED MICRO     ATHEROS
    DESCRIPTION             NVIDIA CORP.     TECHNOLOGY, INC.     RAMBUS, INC.     DEVICES, INC.      COMMUNICATIONS, INC.
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,445,523       4,424,228            4,107,057        4,055,804          3,991,528
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.6%             4.5                  4.2              4.2                4.1
 -----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Semiconductors                      99.9%
Short Term Investments              11.0
Other Assets and Liabilities       (10.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (semi-annual report LOGO)
                     SPDR WELLS FARGO PREFERRED STOCK ETF --
                                PORTFOLIO SUMMARY


  The Fund commenced operations during the reporting period and therefore does not have performance history to provide in this report.

  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

                                                                                                DEUTSCHE BANK
                            BARCLAYS BANK           HSBC                    CREDIT SUISSE       CONTINGENT
    DESCRIPTION             PLC SERIES 5, 8.13%     HOLDINGS PLC, 8.13%     GUERNSEY, 7.90%     CAPITAL TRUST III, 7.60%
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $595,496                498,092                 412,292             385,423
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.4%                    2.0                     1.7                 1.5
 -----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

                            METLIFE, INC.
    DESCRIPTION             SERIES B, 6.50%
 ----------------------------------------------
    MARKET VALUE            378,984
 ----------------------------------------------
    % OF NET ASSETS         1.5
 ----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY                      NET ASSETS
 -----------------------------------------------
Commercial Banks                   35.7%
Diversified Financial Services     29.9
Insurance                           9.5
Capital Markets                     8.2
Real Estate Investment Trusts       4.5
Media                               3.9
Electric Utilities                  3.7
Wireless Telecommunication
  Services                          2.2
Multi-Utilities                     1.2
Consumer Finance                    0.9
Short Term Investments              0.4
Other Assets & Liabilities         (0.1)
 -----------------------------------------------
TOTAL                               100%
 -----------------------------------------------





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DOW JONES TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp. ..............      13,282   $    921,904     0.50%
Other Securities (a)....................                  3,372,002     1.82
                                                       ------------   ------
                                                          4,293,906     2.32
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)...      11,697        671,057     0.36
Other Securities (a)....................                    779,875     0.43
                                                       ------------   ------
                                                          1,450,932     0.79
                                                       ------------   ------
AIRLINES
Other Securities (a)....................                    390,032     0.21
                                                       ------------   ------
AUTO COMPONENTS
Other Securities (a)....................                    566,621     0.31
                                                       ------------   ------
AUTOMOBILES
Other Securities (a)....................                    606,992     0.33
                                                       ------------   ------
BEVERAGES
PepsiCo, Inc. ..........................      23,434      1,424,787     0.77
The Coca-Cola Co. ......................      31,856      1,815,792     0.98
Other Securities........................                    617,889     0.34
                                                       ------------   ------
                                                          3,858,468     2.09
                                                       ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (b).........................      16,300        922,091     0.50
Gilead Sciences, Inc. (b)...............      14,312        619,423     0.34
Other Securities (a)....................                  1,962,934     1.06
                                                       ------------   ------
                                                          3,504,448     1.90
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities........................                    152,095     0.08
                                                       ------------   ------
CAPITAL MARKETS
State Street Corp. (c)..................       6,816        296,769     0.16
The Goldman Sachs Group, Inc. ..........       6,701      1,131,397     0.61
Other Securities (a)....................                  3,047,950     1.65
                                                       ------------   ------
                                                          4,476,116     2.42
                                                       ------------   ------
CHEMICALS
Monsanto Co. ...........................       8,558        699,617     0.38
Other Securities (a)....................                  2,867,189     1.55
                                                       ------------   ------
                                                          3,566,806     1.93
                                                       ------------   ------
COMMERCIAL BANKS
Wells Fargo & Co. ......................      74,876      2,020,903     1.10
Other Securities (a)....................                  2,963,449     1.60
                                                       ------------   ------
                                                          4,984,352     2.70
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities .......................                  1,253,742     0.68
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b).................      89,577      2,144,473     1.16
QUALCOMM, Inc. .........................      25,342      1,172,321     0.64
Other Securities (a)....................                  1,406,068     0.76
                                                       ------------   ------
                                                          4,722,862     2.56
                                                       ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (b).........................      13,838      2,917,881     1.58
Hewlett-Packard Co. ....................      37,973      1,955,989     1.06
International Business Machines Corp. ..      19,633      2,569,960     1.39
Other Securities (a)....................                  2,119,506     1.15
                                                       ------------   ------
                                                          9,563,336     5.18
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (a)....................                    494,070     0.27
                                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities (a)....................                    221,298     0.12
                                                       ------------   ------
CONSUMER FINANCE
American Express Co. ...................      16,048        650,265     0.35
Other Securities (a)....................                    533,703     0.29
                                                       ------------   ------
                                                          1,183,968     0.64
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities........................                    470,529     0.25
                                                       ------------   ------
DISTRIBUTORS
Other Securities (a)....................                    110,352     0.06
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                    710,916     0.38
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ..................     138,877      2,091,488     1.13
Citigroup, Inc. ........................     313,118      1,036,421     0.56
JPMorgan Chase & Co. ...................      62,227      2,592,999     1.40
Other Securities (a)....................                  1,046,378     0.57
                                                       ------------   ------
                                                          6,767,286     3.66
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .............................      90,401      2,533,940     1.37
Verizon Communications, Inc. ...........      42,758      1,416,573     0.77
Other Securities (a)....................                    593,890     0.32
                                                       ------------   ------
                                                          4,544,403     2.46
                                                       ------------   ------
ELECTRIC UTILITIES
Other Securities (a)....................                  3,354,250     1.82
                                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities .......................                  1,183,875     0.64
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)....................                  1,833,463     0.99
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. .....................      18,978      1,235,278     0.67
Other Securities (a)....................                  2,143,576     1.16
                                                       ------------   ------
                                                          3,378,854     1.83
                                                       ------------   ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. .....................      23,263        749,301     0.41
Wal-Mart Stores, Inc. ..................      32,608      1,742,898     0.94
Other Securities (a)....................                  1,701,238     0.92
                                                       ------------   ------
                                                          4,193,437     2.27
                                                       ------------   ------
FOOD PRODUCTS
Kraft Foods, Inc. (Class A).............      21,923        595,867     0.32
Other Securities (a)....................                  2,464,855     1.34
                                                       ------------   ------
                                                          3,060,722     1.66
                                                       ------------   ------
GAS UTILITIES
Other Securities........................                    246,904     0.13
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. ........................      17,986   $    791,024     0.43%
Other Securities (a) ...................                  3,221,849     1.74
                                                       ------------   ------
                                                          4,012,873     2.17
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)....................                  4,402,377     2.38
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (a)....................                    147,912     0.08
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. .......................      16,958      1,058,858     0.57
Other Securities (a)....................                  2,188,787     1.19
                                                       ------------   ------
                                                          3,247,645     1.76
                                                       ------------   ------
HOUSEHOLD DURABLES
Other Securities (a)....................                  1,251,274     0.68
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. ..................       7,673        630,337     0.34
Procter & Gamble Co. ...................      44,872      2,720,589     1.47
Other Securities (a)....................                    733,088     0.40
                                                       ------------   ------
                                                          4,084,014     2.21
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities .......................                    563,754     0.30
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. .................................       9,882        816,945     0.44
General Electric Co. ...................     163,964      2,480,776     1.35
Other Securities (a)....................                    189,029     0.10
                                                       ------------   ------
                                                          3,486,750     1.89
                                                       ------------   ------
INSURANCE
Berkshire Hathaway, Inc. (Class A) (b)..          17      1,686,400     0.91
Other Securities (a)....................                  4,948,471     2.68
                                                       ------------   ------
                                                          6,634,871     3.59
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Amazon.com, Inc. (b)....................       4,742        637,894     0.35
Other Securities (a)....................                    407,969     0.22
                                                       ------------   ------
                                                          1,045,863     0.57
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (b)..............       3,514      2,178,610     1.18
Other Securities (a)....................                  1,198,440     0.65
                                                       ------------   ------
                                                          3,377,050     1.83
                                                       ------------   ------
IT SERVICES
Other Securities (a)....................                  2,917,241     1.58
                                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)....................                    397,357     0.21
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a) ...................                  1,151,769     0.62
                                                       ------------   ------
MACHINERY
Other Securities (a) ...................                  3,842,737     2.08
                                                       ------------   ------
MEDIA
Comcast Corp. (Class A).................      42,922        723,665     0.39
The Walt Disney Co. (b).................      26,477        853,883     0.46
Other Securities (a)....................                  3,846,711     2.09
                                                       ------------   ------
                                                          5,424,259     2.94
                                                       ------------   ------
METALS & MINING
Other Securities (a)....................                  2,077,956     1.13
                                                       ------------   ------
MULTI-UTILITIES
Other Securities (a)....................                  1,959,202     1.06
                                                       ------------   ------
MULTILINE RETAIL
Other Securities (a)....................                  1,537,726     0.83
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                    194,137     0.10
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ..........................      31,154      2,398,546     1.30
ConocoPhillips..........................      20,576      1,050,816     0.57
Exxon Mobil Corp. ......................      72,630      4,952,640     2.68
Occidental Petroleum Corp. .............      12,780      1,039,653     0.56
Other Securities (a)....................                  7,003,225     3.80
                                                       ------------   ------
                                                         16,444,880     8.91
                                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities (a)....................                    509,085     0.28
                                                       ------------   ------
PERSONAL PRODUCTS
Other Securities (a)....................                    568,673     0.31
                                                       ------------   ------
PHARMACEUTICALS
Abbott Laboratories.....................      23,857      1,288,039     0.70
Bristol-Myers Squibb Co. ...............      29,161        736,315     0.40
Johnson & Johnson.......................      42,174      2,716,427     1.47
Merck & Co., Inc. ......................      47,275      1,727,428     0.94
Pfizer, Inc. ...........................     122,933      2,236,151     1.21
Other Securities (a)....................                  1,480,211     0.80
                                                       ------------   ------
                                                         10,184,571     5.52
                                                       ------------   ------
PROFESSIONAL SERVICES
Other Securities (a)....................                    536,911     0.29
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)....................                  3,969,013     2.15
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                    236,465     0.13
                                                       ------------   ------
ROAD & RAIL
Other Securities (a)....................                  1,951,065     1.06
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ............................      85,657      1,747,403     0.95
Other Securities (a)....................                  3,484,024     1.88
                                                       ------------   ------
                                                          5,231,427     2.83
                                                       ------------   ------
SOFTWARE
Microsoft Corp. ........................     121,134      3,693,376     2.00
Oracle Corp. ...........................      61,053      1,498,241     0.81
Other Securities (a)....................                  2,558,997     1.39
                                                       ------------   ------
                                                          7,750,614     4.20
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
SPECIALTY RETAIL
The Home Depot, Inc. ...................      27,033   $    782,065     0.42%
Other Securities (a)....................                  3,241,203     1.76
                                                       ------------   ------
                                                          4,023,268     2.18
                                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)....................                    898,575     0.49
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a) ...................                    593,619     0.32
                                                       ------------   ------
TOBACCO
Altria Group, Inc. .....................      31,820        624,627     0.34
Philip Morris International, Inc. ......      30,239      1,457,217     0.79
Other Securities (a)....................                    351,620     0.19
                                                       ------------   ------
                                                          2,433,464     1.32
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)....................                    269,654     0.15
                                                       ------------   ------
WATER UTILITIES
Other Securities (a)....................                    254,031     0.14
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)....................                    940,203     0.51
                                                       ------------   ------
TOTAL COMMON STOCKS -- (Cost
  $179,780,580).........................                183,697,320    99.48
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (d).....................     733,734        733,734     0.40
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  12,569,817     12,569,817     6.81
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $13,303,551).....                 13,303,551     7.21
                                                       ------------   ------
TOTAL INVESTMENTS (F) (Cost
  $193,084,131).........................                197,000,871   106.69
OTHER ASSETS AND LIABILITIES............                (12,351,639)   (6.69)
                                                       ------------   ------
NET ASSETS..............................               $184,649,232   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Issuer. (Note 3)
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Notes 2)




See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp. (a)...........       3,759   $    260,912     0.56%
Other Securities (a) ...................                    871,825     1.87
                                                       ------------   ------
                                                          1,132,737     2.43
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class
  B) (a)................................       3,048        174,864     0.37
Other Securities (a)....................                    181,833     0.39
                                                       ------------   ------
                                                            356,697     0.76
                                                       ------------   ------
AIRLINES
Other Securities (a)....................                     73,459     0.16
                                                       ------------   ------
AUTO COMPONENTS
Other Securities (a)....................                    109,854     0.24
                                                       ------------   ------
AUTOMOBILES
Other Securities (a)....................                    166,676     0.36
                                                       ------------   ------
BEVERAGES
PepsiCo, Inc. ..........................       6,873        417,878     0.89
The Coca-Cola Co. ......................       9,248        527,136     1.13
Other Securities (a)....................                    169,999     0.37
                                                       ------------   ------
                                                          1,115,013     2.39
                                                       ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (b).........................       4,449        251,680     0.54
Gilead Sciences, Inc. (b)...............       4,005        173,336     0.37
Other Securities (a)....................                    352,035     0.76
                                                       ------------   ------
                                                            777,051     1.67
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (a)....................                     32,449     0.07
                                                       ------------   ------
CAPITAL MARKETS
The Goldman Sachs Group, Inc. ..........       1,856        313,367     0.67
Other Securities (a)....................                    917,172     1.97
                                                       ------------   ------
                                                          1,230,539     2.64
                                                       ------------   ------
CHEMICALS
Monsanto Co. ...........................       2,380        194,565     0.42
Other Securities (a) ...................                    775,272     1.66
                                                       ------------   ------
                                                            969,837     2.08
                                                       ------------   ------
COMMERCIAL BANKS
U.S. Bancorp (a)........................       8,432        189,804     0.41
Wells Fargo & Co. ......................      21,478        579,691     1.24
Other Securities (a)....................                    393,258     0.84
                                                       ------------   ------
                                                          1,162,753     2.49
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)....................                    263,602     0.56
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b).................      25,247        604,413     1.30
QUALCOMM, Inc. .........................       7,212        333,627     0.71
Other Securities (a)....................                    197,237     0.42
                                                       ------------   ------
                                                          1,135,277     2.43
                                                       ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (b).........................       3,904        823,198     1.76
Hewlett-Packard Co. (a).................      10,375        534,416     1.15
International Business Machines Corp. ..       5,747        752,282     1.61
Other Securities (a)....................                    481,778     1.03
                                                       ------------   ------
                                                          2,591,674     5.55
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (a)....................                    127,580     0.27
                                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities (a)....................                     42,518     0.09
                                                       ------------   ------
CONSUMER FINANCE
American Express Co. ...................       4,629        187,567     0.40
Other Securities (a)....................                    132,059     0.28
                                                       ------------   ------
                                                            319,626     0.68
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities (a)....................                    128,696     0.28
                                                       ------------   ------
DISTRIBUTORS
Other Securities (a)....................                     26,724     0.06
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                    123,718     0.26
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. (a)...............      37,743        568,410     1.22
Citigroup, Inc. (a).....................      89,887        297,526     0.64
JPMorgan Chase & Co. (a)................      17,185        716,099     1.53
Other Securities (a)....................                    253,468     0.54
                                                       ------------   ------
                                                          1,835,503     3.93
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .............................      25,966        727,827     1.56
Verizon Communications, Inc. ...........      12,460        412,800     0.89
Other Securities (a)....................                    117,848     0.25
                                                       ------------   ------
                                                          1,258,475     2.70
                                                       ------------   ------
ELECTRIC UTILITIES
Other Securities (a)....................                    911,535     1.95
                                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities (a)....................                    258,404     0.55
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)....................                    345,655     0.74
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd. (a)..................       5,240        341,071     0.73
Other Securities (a)....................                    516,701     1.11
                                                       ------------   ------
                                                            857,772     1.84
                                                       ------------   ------
FOOD & STAPLES RETAILING
CVS Caremark Corp. .....................       6,200        199,702     0.43
Wal-Mart Stores, Inc. ..................       9,507        508,149     1.09
Other Securities (a)....................                    462,482     0.99
                                                       ------------   ------
                                                          1,170,333     2.51
                                                       ------------   ------
FOOD PRODUCTS
Other Securities (a)....................                    744,890     1.60
                                                       ------------   ------
GAS UTILITIES
Other Securities (a)....................                    147,161     0.32
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic, Inc. (a).....................       4,846   $    213,127     0.46%
Other Securities (a)....................                    787,460     1.68
                                                       ------------   ------
                                                          1,000,587     2.14
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)....................                    993,219     2.13
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities........................                     39,717     0.08
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. (a)....................       4,698        293,343     0.63
Other Securities (a)....................                    440,972     0.94
                                                       ------------   ------
                                                            734,315     1.57
                                                       ------------   ------
HOUSEHOLD DURABLES
Other Securities (a)....................                    188,979     0.40
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. ..................       2,140        175,801     0.38
Procter & Gamble Co. ...................      12,761        773,699     1.66
Other Securities (a)....................                    191,984     0.41
                                                       ------------   ------
                                                          1,141,484     2.45
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)....................                    133,154     0.29
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. (a)..............................       2,822        233,295     0.50
General Electric Co. ...................      46,157        698,355     1.50
Other Securities (a)....................                     44,130     0.09
                                                       ------------   ------
                                                            975,780     2.09
                                                       ------------   ------
INSURANCE
Berkshire Hathaway, Inc. (Class A) (b)..           5        496,000     1.06
Other Securities (a)....................                  1,244,231     2.67
                                                       ------------   ------
                                                          1,740,231     3.73
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Amazon.com, Inc. (b)....................       1,360        182,947     0.39
Other Securities (a)....................                    101,976     0.22
                                                       ------------   ------
                                                            284,923     0.61
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a)(b)...........       1,010        626,180     1.34
Other Securities (a)....................                    286,071     0.61
                                                       ------------   ------
                                                            912,251     1.95
                                                       ------------   ------
IT SERVICES
Other Securities (a)....................                    783,505     1.68
                                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)....................                     49,142     0.11
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)....................                    240,542     0.52
                                                       ------------   ------
MACHINERY
Other Securities (a)....................                    805,175     1.73
                                                       ------------   ------
MEDIA
Comcast Corp. (Class A) (a).............      12,672        213,650     0.46
The Walt Disney Co. (a).................       7,641        246,422     0.53
Other Securities (a)....................                    917,596     1.96
                                                       ------------   ------
                                                          1,377,668     2.95
                                                       ------------   ------
METALS & MINING
Other Securities (a)....................                    522,207     1.12
                                                       ------------   ------
MULTI-UTILITIES
Other Securities (a)....................                    657,054     1.41
                                                       ------------   ------
MULTILINE RETAIL
Other Securities (a)....................                    353,488     0.76
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                     32,343     0.07
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Chevron Corp. ..........................       8,796        677,204     1.45
ConocoPhillips..........................       5,667        289,414     0.62
Exxon Mobil Corp. (a)...................      20,770      1,416,306     3.04
Occidental Petroleum Corp. (a)..........       3,563        289,850     0.62
Other Securities (a)....................                  1,695,153     3.63
                                                       ------------   ------
                                                          4,367,927     9.36
                                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities (a)....................                    105,470     0.23
                                                       ------------   ------
PERSONAL PRODUCTS
Other Securities (a)....................                    135,790     0.29
                                                       ------------   ------
PHARMACEUTICALS
Abbott Laboratories.....................       6,761        365,026     0.78
Bristol-Myers Squibb Co. (a)............       7,457        188,289     0.40
Johnson & Johnson (a)...................      12,037        775,303     1.66
Merck & Co., Inc. ......................      13,301        486,019     1.04
Pfizer, Inc. ...........................      35,275        641,652     1.38
Other Securities (a)....................                    359,673     0.77
                                                       ------------   ------
                                                          2,815,962     6.03
                                                       ------------   ------
PROFESSIONAL SERVICES
Other Securities (a)....................                    115,974     0.25
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)....................                    674,924     1.45
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                     40,860     0.09
                                                       ------------   ------
ROAD & RAIL
Other Securities (a)....................                    474,902     1.02
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ............................      24,228        494,251     1.06
Other Securities (a)....................                    762,462     1.63
                                                       ------------   ------
                                                          1,256,713     2.69
                                                       ------------   ------
SOFTWARE
Microsoft Corp. (a).....................      34,518      1,052,454     2.26
Oracle Corp. ...........................      16,721        410,333     0.88
Other Securities (a)....................                    551,412     1.18
                                                       ------------   ------
                                                          2,014,199     4.32
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
SPECIALTY RETAIL
The Home Depot, Inc. ...................       7,476   $    216,281     0.46%
Other Securities (a)....................                    716,877     1.54
                                                       ------------   ------
                                                            933,158     2.00
                                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)....................                    176,690     0.38
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a)....................                     89,165     0.19
                                                       ------------   ------
TOBACCO
Altria Group, Inc. (a)..................       8,970        176,081     0.38
Philip Morris International, Inc. ......       8,287        399,350     0.85
Other Securities (a)....................                     97,795     0.21
                                                       ------------   ------
                                                            673,226     1.44
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)....................                     62,432     0.13
                                                       ------------   ------
WATER UTILITIES
Other Securities (a)....................                     20,390     0.04
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)....................                    229,528     0.49
                                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $39,025,331)....................                 46,569,282    99.80
                                                       ------------   ------
RIGHTS
DIVERSIFIED TELECOMMUNICATION SERVICES
Clearwire Corp. (expiring 6/21/10) (b)
  (Cost $0).............................         307            123     0.00
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (c).....................      36,888         36,888     0.08
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  13,064,779     13,064,779    28.00
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $13,101,667).....                 13,101,667    28.08
                                                       ------------   ------
TOTAL INVESTMENTS (E) (Cost
  $52,126,998)..........................                 59,671,072   127.88
OTHER ASSETS AND LIABILITIES............                (13,011,077)  (27.88)
                                                       ------------   ------
NET ASSETS..............................               $ 46,659,995   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less then one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a) ...................              $  1,600,975     0.84%
                                                      ------------   ------
AIR FREIGHT & LOGISTICS
FedEx Corp. ............................     10,771        898,840     0.47
Other Securities (a) ...................                   643,241     0.34
                                                      ------------   ------
                                                         1,542,081     0.81
                                                      ------------   ------
AIRLINES
Other Securities........................                   639,163     0.34
                                                      ------------   ------
AUTO COMPONENTS
Other Securities (a) ...................                   256,531     0.14
                                                      ------------   ------
BEVERAGES
PepsiCo, Inc. ..........................     57,903      3,520,502     1.86
Other Securities .......................                   107,405     0.05
                                                      ------------   ------
                                                         3,627,907     1.91
                                                      ------------   ------
BIOTECHNOLOGY
Amgen, Inc. (b).........................     37,460      2,119,112     1.12
Celgene Corp. (b).......................     17,043        948,954     0.50
Gilead Sciences, Inc. (b)...............     33,714      1,459,142     0.77
Other Securities (a) ...................                 1,893,726     1.00
                                                      ------------   ------
                                                         6,420,934     3.39
                                                      ------------   ------
BUILDING PRODUCTS
Other Securities  ......................                    87,586     0.05
                                                      ------------   ------
CAPITAL MARKETS
State Street Corp. (c)..................                   797,827     0.42
Other Securities (a) ...................                 3,241,486     1.71
                                                      ------------   ------
                                                         4,039,313     2.13
                                                      ------------   ------
CHEMICALS
Monsanto Co. ...........................     19,996      1,634,673     0.86
Praxair, Inc. ..........................     11,454        919,871     0.48
Other Securities (a) ...................                 1,809,241     0.96
                                                      ------------   ------
                                                         4,363,785     2.30
                                                      ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a) ...................                   826,194     0.44
                                                      ------------   ------
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b).................    213,156      5,102,955     2.69
QUALCOMM, Inc. .........................     60,650      2,805,669     1.48
Other Securities (a) ...................                 1,723,736     0.91
                                                      ------------   ------
                                                         9,632,360     5.08
                                                      ------------   ------
COMPUTERS & PERIPHERALS
Apple, Inc. (b).........................     32,764      6,908,617     3.64
Dell, Inc. (b)..........................     63,914        917,805     0.48
EMC Corp. (b)...........................     74,595      1,303,175     0.69
Hewlett-Packard Co. ....................     87,471      4,505,631     2.38
Other Securities (a) ...................                 1,890,534     1.00
                                                      ------------   ------
                                                        15,525,762     8.19
                                                      ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities .......................                 1,049,199     0.55
                                                      ------------   ------
CONSTRUCTION MATERIALS
Other Securities (a) ...................                   370,177     0.19
                                                      ------------   ------
CONSUMER FINANCE
Other Securities........................                   298,378     0.16
                                                      ------------   ------
CONTAINERS & PACKAGING
Other Securities .......................                   447,064     0.24
                                                      ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a) ...................                   769,394     0.41
                                                      ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities (a) ...................                 1,913,779     1.01
                                                      ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a) ...................                    16,914     0.01
                                                      ------------   ------
ELECTRIC UTILITIES
Other Securities........................                   237,720     0.13
                                                      ------------   ------
ELECTRICAL EQUIPMENT
Emerson Electric Co. ...................     28,005      1,193,013     0.63
Other Securities (a) ...................                   636,660     0.33
                                                      ------------   ------
                                                         1,829,673     0.96
                                                      ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Corning, Inc. ..........................     57,977      1,119,536     0.59
Other Securities (a) ...................                 1,565,350     0.83
                                                      ------------   ------
                                                         2,684,886     1.42
                                                      ------------   ------
ENERGY EQUIPMENT & SERVICES
Halliburton Co. ........................     33,113        996,370     0.53
Schlumberger, Ltd. .....................     44,113      2,871,315     1.51
Other Securities (a) ...................                 3,298,612     1.74
                                                      ------------   ------
                                                         7,166,297     3.78
                                                      ------------   ------
FOOD & STAPLES RETAILING
Costco Wholesale Corp. .................     16,016        947,667     0.50
CVS Caremark Corp. .....................     51,998      1,674,855     0.88
Wal-Mart Stores, Inc. ..................     80,724      4,314,698     2.28
Walgreen Co. ...........................     36,698      1,347,550     0.71
Other Securities (a) ...................                   110,459     0.06
                                                      ------------   ------
                                                         8,395,229     4.43
                                                      ------------   ------
FOOD PRODUCTS
Other Securities (a) ...................                   315,357     0.17
                                                      ------------   ------
GAS UTILITIES
Other Securities........................                   634,513     0.33
                                                      ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International, Inc. .............     22,364      1,312,320     0.69
Medtronic, Inc. ........................     40,917      1,799,530     0.95
Other Securities (a) ...................                 5,262,709     2.78
                                                      ------------   ------
                                                         8,374,559     4.42
                                                      ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Medco Health Solutions, Inc. (b)........     17,450      1,115,229     0.59
UnitedHealth Group, Inc. ...............     43,059      1,312,438     0.69
WellPoint, Inc. (b).....................     16,875        983,644     0.52
Other Securities (a) ...................                 3,731,238     1.97
                                                      ------------   ------
                                                         7,142,549     3.77
                                                      ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (a) ...................                   329,662     0.17
                                                      ------------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities (a) ...................                 3,038,988     1.60
                                                      ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
HOUSEHOLD DURABLES
Other Securities (a) ...................              $    408,724     0.22%
                                                      ------------   ------
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. ..................     18,460      1,516,489     0.80
Other Securities........................                   300,971     0.16
                                                      ------------   ------
                                                         1,817,460     0.96
                                                      ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities........................                   778,195     0.41
                                                      ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities .......................                   204,877     0.11
                                                      ------------   ------
INSURANCE
Berkshire Hathaway, Inc. (Class A) (b)..         43      4,265,600     2.25
Other Securities .......................                    78,691     0.04
                                                      ------------   ------
                                                         4,344,291     2.29
                                                      ------------   ------
INTERNET & CATALOG RETAIL
Amazon.com, Inc. (b)....................     11,454      1,540,792     0.81
Other Securities .......................                   641,407     0.34
                                                      ------------   ------
                                                         2,182,199     1.15
                                                      ------------   ------
INTERNET SOFTWARE & SERVICES
eBay, Inc. (b)..........................     40,649        956,877     0.51
Google, Inc. (Class A) (b)..............      8,502      5,271,070     2.78
Other Securities (a) ...................                 1,388,710     0.73
                                                      ------------   ------
                                                         7,616,657     4.02
                                                      ------------   ------
IT SERVICES
Mastercard, Inc. (Class A)..............      3,591        919,224     0.48
Visa, Inc. (Class A)....................     15,929      1,393,150     0.73
Other Securities (a) ...................                 3,962,712     2.10
                                                      ------------   ------
                                                         6,275,086     3.31
                                                      ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a) ...................                 2,054,917     1.08
                                                      ------------   ------
MACHINERY
Caterpillar, Inc. ......................     22,976      1,309,402     0.69
Deere & Co. ............................     15,594        843,480     0.45
Other Securities (a) ...................                 3,848,748     2.03
                                                      ------------   ------
                                                         6,001,630     3.17
                                                      ------------   ------
MEDIA
Comcast Corp. (Class A).................    106,585      1,797,023     0.95
DIRECTV (Class A) (b)...................     36,413      1,214,374     0.64
Other Securities (a) ...................                 2,537,411     1.34
                                                      ------------   ------
                                                         5,548,808     2.93
                                                      ------------   ------
METALS & MINING
Freeport-McMoRan Copper
  & Gold, Inc. (b)......................     15,249      1,224,342     0.65
Other Securities (a) ...................                 3,066,013     1.61
                                                      ------------   ------
                                                         4,290,355     2.26
                                                      ------------   ------
MULTILINE RETAIL
Target Corp. ...........................     25,316      1,224,535     0.65
Other Securities (a) ...................                 1,306,725     0.68
                                                      ------------   ------
                                                         2,531,260     1.33
                                                      ------------   ------
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp. ...............     18,063      1,127,493     0.60
EOG Resources, Inc. ....................      9,354        910,144     0.48
Occidental Petroleum Corp. .............     29,970      2,438,060     1.29
XTO Energy, Inc. .......................     21,374        994,532     0.52
Other Securities (a) ...................                 5,948,141     3.13
                                                      ------------   ------
                                                        11,418,370     6.02
                                                      ------------   ------
PERSONAL PRODUCTS
Other Securities .......................                   695,486     0.37
                                                      ------------   ------
PHARMACEUTICALS
Other Securities (a) ...................                 1,290,016     0.68
                                                      ------------   ------
PROFESSIONAL SERVICES
Other Securities (a) ...................                   950,508     0.50
                                                      ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group, Inc. (a)..........     10,634        848,593     0.45
Other Securities (a) ...................                   758,908     0.40
                                                      ------------   ------
                                                         1,607,501     0.85
                                                      ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                   116,485     0.06
                                                      ------------   ------
ROAD & RAIL
Burlington Northern Santa Fe Corp. .....     10,234      1,009,277     0.53
Union Pacific Corp. ....................     18,616      1,189,562     0.63
Other Securities (a) ...................                 1,012,919     0.53
                                                      ------------   ------
                                                         3,211,758     1.69
                                                      ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc. ................     47,219      1,230,527     0.65
Other Securities (a) ...................                 5,007,538     2.64
                                                      ------------   ------
                                                         6,238,065     3.29
                                                      ------------   ------
SOFTWARE
Microsoft Corp. ........................    291,920      8,900,641     4.70
Oracle Corp. ...........................    141,461      3,471,453     1.83
Other Securities (a) ...................                 4,566,834     2.40
                                                      ------------   ------
                                                        16,938,928     8.93
                                                      ------------   ------
SPECIALTY RETAIL
Lowe's Cos., Inc. ......................     54,213      1,268,042     0.67
Other Securities (a) ...................                 4,109,782     2.17
                                                      ------------   ------
                                                         5,377,824     2.84
                                                      ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities........................                 1,268,651     0.67
                                                      ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities........................                   285,716     0.15
                                                      ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a) ...................                   516,316     0.27
                                                      ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a) ...................                 1,402,659     0.74
                                                      ------------   ------

TOTAL COMMON STOCKS -- (Cost
  $198,210,608).........................               188,949,671    99.67
                                                      ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
RIGHTS
DIVERSIFIED TELECOMMUNICATION SERVICES
Clearwire Corp.
  (expiring 6/21/10) (b)
  (Cost $0).............................      2,502   $      1,001     0.00%
                                                      ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (d).....................    389,638        389,638     0.20
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  6,723,757      6,723,757     3.55
                                                      ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $7,113,395)......                 7,113,395     3.75
                                                      ------------   ------
TOTAL INVESTMENTS (F) (Cost
  $205,324,003).........................               196,064,067   103.42
OTHER ASSETS AND
  LIABILITIES -- .......................                (6,480,141)   (3.42)
                                                      ------------   ------
NET ASSETS..............................              $189,583,926   100.00
                                                      ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated issuer. (Note 3)
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co. .............................     12,636   $    683,987     0.64%
Honeywell International, Inc. ..........     13,324        522,301     0.49
Lockheed Martin Corp. ..................      5,859        441,476     0.42
United Technologies Corp. ..............     16,550      1,148,735     1.08
Other Securities (a) ...................                 1,372,576     1.29
                                                      ------------   ------
                                                         4,169,075     3.92
                                                      ------------   ------
AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)...     13,447        771,454     0.72
                                                      ------------   ------
AUTO COMPONENTS
Other Securities .......................                   352,513     0.33
                                                      ------------   ------
AUTOMOBILES
Ford Motor Co. (a)(b)...................     61,620        616,200     0.58
Other Securities (a)....................                   115,466     0.11
                                                      ------------   ------
                                                           731,666     0.69
                                                      ------------   ------
BEVERAGES
The Coca-Cola Co. ......................     40,747      2,322,579     2.18
Other Securities .......................                   691,986     0.65
                                                      ------------   ------
                                                         3,014,565     2.83
                                                      ------------   ------
BIOTECHNOLOGY
Other Securities .......................                    78,483     0.07
                                                      ------------   ------
BUILDING PRODUCTS
Other Securities .......................                    96,559     0.09
                                                      ------------   ------
CAPITAL MARKETS
Morgan Stanley..........................     23,673        700,721     0.66
The Bank of New York Mellon Corp. ......     22,924        641,184     0.60
The Goldman Sachs Group, Inc. ..........      8,225      1,388,709     1.31
Other Securities (a) ...................                   524,880     0.49
                                                      ------------   ------
                                                         3,255,494     3.06
                                                      ------------   ------
CHEMICALS
E. I. du Pont de Nemours & Co. .........     16,377        551,414     0.52
The Dow Chemical Co. ...................     22,093        610,429     0.57
Other Securities (a)....................                   812,666     0.76
                                                      ------------   ------
                                                         1,974,509     1.85
                                                      ------------   ------
COMMERCIAL  BANKS
PNC Financial Services Group, Inc. .....      8,717        460,170     0.43
U.S. Bancorp............................     36,878        830,124     0.78
Wells Fargo & Co. ......................     93,845      2,532,877     2.38
Other Securities (a) ...................                 1,280,275     1.20
                                                      ------------   ------
                                                         5,103,446     4.79
                                                      ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)....................                   734,793     0.69
                                                      ------------   ------
COMPUTERS & PERIPHERALS
International Business Machines Corp. ..     25,308      3,312,817     3.11
                                                      ------------   ------
CONSUMER FINANCE
American Express Co. ...................     20,142        816,154     0.77
Other Securities .......................                   426,138     0.40
                                                      ------------   ------
                                                         1,242,292     1.17
                                                      ------------   ------
CONTAINERS & PACKAGING
Other Securities .......................                   334,756     0.31
                                                      ------------   ------
DISTRIBUTORS
Other Securities .......................                   116,993     0.11
                                                      ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities .......................                   149,903     0.14
                                                      ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp. ..................    165,743      2,496,090     2.34
Citigroup, Inc. ........................    394,449      1,305,626     1.23
JPMorgan Chase & Co. ...................     75,466      3,144,668     2.95
Other Securities .......................                   123,084     0.12
                                                      ------------   ------
                                                         7,069,468     6.64
                                                      ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc. .............................    113,811      3,190,122     3.00
Verizon Communications, Inc. ...........     54,763      1,814,298     1.70
Other Securities (a) ...................                   502,604     0.47
                                                      ------------   ------
                                                         5,507,024     5.17
                                                      ------------   ------
ELECTRIC UTILITIES
Exelon Corp. ...........................     12,751        623,141     0.59
The Southern Co. .......................     15,185        505,964     0.48
Other Securities .......................                 2,723,132     2.55
                                                      ------------   ------
                                                         3,852,237     3.62
                                                      ------------   ------
ELECTRICAL EQUIPMENT
Other Securities (a)....................                   173,015     0.16
                                                      ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a) ...................                   104,974     0.10
                                                      ------------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities .......................                    46,751     0.04
                                                      ------------   ------
FOOD & STAPLES RETAILING
Other Securities .......................                   766,348     0.72
                                                      ------------   ------
FOOD PRODUCTS
Kraft Foods, Inc. (Class A).............     25,782        700,755     0.66
Other Securities (a)....................                 2,410,515     2.26
                                                      ------------   ------
                                                         3,111,270     2.92
                                                      ------------   ------
GAS UTILITIES
Other Securities (a)....................                   324,008     0.30
                                                      ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities .......................                    41,926     0.04
                                                      ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities .......................                   663,296     0.62
                                                      ------------   ------
HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. .......................     20,628      1,288,012     1.21
Other Securities (a) ...................                   373,262     0.35
                                                      ------------   ------
                                                         1,661,274     1.56
                                                      ------------   ------
HOUSEHOLD DURABLES
Other Securities (a)....................                   618,605     0.58
                                                      ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp. ...................      7,998   $    509,553     0.48%
Procter & Gamble Co. ...................     56,161      3,405,041     3.20
Other Securities .......................                   166,347     0.15
                                                      ------------   ------
                                                         4,080,941     3.83
                                                      ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities .......................                   172,498     0.16
                                                      ------------   ------
INDUSTRIAL CONGLOMERATES
3M Co. .................................     12,253      1,012,955     0.95
General Electric Co. ...................    202,282      3,060,527     2.87
Other Securities (a) ...................                    92,094     0.09
                                                      ------------   ------
                                                         4,165,576     3.91
                                                      ------------   ------
INSURANCE
The Travelers Cos., Inc. ...............     10,490        523,031     0.49
Other Securities (a)....................                 4,926,440     4.63
                                                      ------------   ------
                                                         5,449,471     5.12
                                                      ------------   ------
INTERNET & CATALOG RETAIL
Other Securities .......................                   119,132     0.11
                                                      ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities .......................                    48,609     0.05
                                                      ------------   ------
IT SERVICES
Other Securities .......................                   169,771     0.16
                                                      ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities .......................                   217,908     0.21
                                                      ------------   ------
MACHINERY
Other Securities .......................                   405,982     0.38
                                                      ------------   ------
MEDIA
News Corp. (Class A)....................     44,408        607,946     0.57
The Walt Disney Co. ....................     33,993      1,096,274     1.03
Time Warner, Inc. ......................     22,478        655,009     0.62
Other Securities (a)....................                   772,747     0.72
                                                      ------------   ------
                                                         3,131,976     2.94
                                                      ------------   ------
METALS & MINING
Other Securities (a)....................                    74,005     0.07
                                                      ------------   ------
MULTI-UTILITIES
Dominion Resources, Inc. ...............     11,532        448,825     0.42
Other Securities (a) ...................                 2,444,554     2.30
                                                      ------------   ------
                                                         2,893,379     2.72
                                                      ------------   ------
MULTILINE RETAIL
Other Securities .......................                   240,965     0.23
                                                      ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                   137,433     0.13
                                                      ------------   ------
OIL, GAS & CONSUMABLE FUELS
Apache Corp. ...........................      6,381        658,328     0.62
Chevron Corp. ..........................     38,378      2,954,722     2.77
ConocoPhillips..........................     25,004      1,276,954     1.20
Devon Energy Corp. .....................      7,942        583,737     0.55
Exxon Mobil Corp. ......................     90,932      6,200,653     5.82
Other Securities (a)....................                 1,541,029     1.45
                                                      ------------   ------
                                                        13,215,423    12.41
                                                      ------------   ------
PAPER & FOREST PRODUCTS
Other Securities .......................                   463,997     0.44
                                                      ------------   ------
PERSONAL PRODUCTS
Other Securities .......................                   218,075     0.21
                                                      ------------   ------
PHARMACEUTICALS
Abbott Laboratories.....................     29,526      1,594,109     1.50
Bristol-Myers Squibb Co. ...............     32,504        820,726     0.77
Eli Lilly & Co. ........................     18,921        675,669     0.63
Johnson & Johnson.......................     53,017      3,414,825     3.21
Merck & Co., Inc. ......................     58,412      2,134,374     2.00
Pfizer, Inc. ...........................    154,238      2,805,589     2.63
Other Securities .......................                   249,483     0.24
                                                      ------------   ------
                                                        11,694,775    10.98
                                                      ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities (a) ...................                 2,123,976     2.00
                                                      ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a) ...................                   111,390     0.11
                                                      ------------   ------
ROAD & RAIL
Other Securities .......................                   405,421     0.38
                                                      ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp. ............................    106,525      2,173,110     2.04
Other Securities (a) ...................                    98,949     0.09
                                                      ------------   ------
                                                         2,272,059     2.13
                                                      ------------   ------
SOFTWARE
Other Securities .......................                    62,451     0.06
                                                      ------------   ------
SPECIALTY RETAIL
The Home Depot, Inc. ...................     32,613        943,494     0.88
Other Securities (a) ...................                   326,842     0.31
                                                      ------------   ------
                                                         1,270,336     1.19
                                                      ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities .......................                   121,945     0.11
                                                      ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a)....................                   241,417     0.23
                                                      ------------   ------
TOBACCO
Altria Group, Inc. .....................     39,485        775,090     0.73
Philip Morris International, Inc. ......     36,477      1,757,827     1.65
Other Securities .......................                   426,142     0.40
                                                      ------------   ------
                                                         2,959,059     2.78
                                                      ------------   ------
WATER UTILITIES
Other Securities (a) ...................                    88,814     0.08
                                                      ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities .......................                   266,827     0.25
                                                      ------------   ------
TOTAL COMMON STOCKS -- (Cost
  $117,128,466).........................               106,203,125    99.73
                                                      ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      % OF
                                                                       NET
SECURITY DESCRIPTION                        SHARES        VALUE      ASSETS
--------------------                        ------        -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (c).....................    140,646   $    140,646     0.13%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  1,841,327      1,841,327     1.73
                                                      ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $1,981,973)......                 1,981,973     1.86
                                                      ------------   ------
TOTAL INVESTMENTS (E) (Cost
  $119,110,439).........................               108,185,098   101.59
OTHER ASSETS AND LIABILITIES............                (1,694,957)   (1.59)
                                                      ------------   ------
NET ASSETS..............................              $106,490,141   100.00
                                                      ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan as of December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)....................               $    303,748     0.67%
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities........................                     52,769     0.12
                                                       ------------   ------
AIRLINES
Other Securities (a)....................                    238,638     0.52
                                                       ------------   ------
AUTO COMPONENTS
Other Securities (a)....................                    448,608     0.99
                                                       ------------   ------
BEVERAGES
Other Securities (a)....................                    287,649     0.63
                                                       ------------   ------
BIOTECHNOLOGY
Alexion Pharmaceuticals, Inc. (a)(b)....       3,306        161,399     0.36
Human Genome Sciences, Inc. (a)(b)......       6,755        206,703     0.45
Other Securities (a) ...................                    625,185     1.37
                                                       ------------   ------
                                                            993,287     2.18
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (a)....................                    171,909     0.38
                                                       ------------   ------
CAPITAL MARKETS
Legg Mason, Inc. (a)....................       6,019        181,533     0.40
Other Securities (a)....................                    862,743     1.89
                                                       ------------   ------
                                                          1,044,276     2.29
                                                       ------------   ------
CHEMICALS
Celanese Corp. (Series A)...............       5,390        173,019     0.38
Eastman Chemical Co. (a)................       2,549        153,552     0.34
Lubrizol Corp. .........................       2,517        183,615     0.40
Other Securities (a)....................                    844,962     1.86
                                                       ------------   ------
                                                          1,355,148     2.98
                                                       ------------   ------
COMMERCIAL BANKS
Comerica, Inc. (a)......................       5,651        167,100     0.37
Other Securities (a)....................                  1,297,137     2.85
                                                       ------------   ------
                                                          1,464,237     3.22
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Avery Dennison Corp. (a)................       4,219        153,951     0.34
R.R. Donnelley & Sons Co. ..............       7,672        170,855     0.38
Other Securities (a)....................                    555,863     1.22
                                                       ------------   ------
                                                            880,669     1.94
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
F5 Networks, Inc. (a)(b)................       2,953        156,450     0.34
Other Securities (a)....................                    304,426     0.67
                                                       ------------   ------
                                                            460,876     1.01
                                                       ------------   ------
COMPUTERS & PERIPHERALS
SanDisk Corp. (a)(b)....................       8,519        246,966     0.54
Teradata Corp. .........................       6,444        202,535     0.45
Other Securities (a)....................                    292,754     0.64
                                                       ------------   ------
                                                            742,255     1.63
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (a)....................                    550,600     1.21
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities (a)....................                    842,471     1.85
                                                       ------------   ------
DISTRIBUTORS
Other Securities........................                    102,358     0.22
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                    391,746     0.86
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities........................                    123,130     0.27
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)....................                    297,196     0.65
                                                       ------------   ------
ELECTRIC UTILITIES
Other Securities (a)....................                  1,042,422     2.29
                                                       ------------   ------
ELECTRICAL EQUIPMENT
AMETEK, Inc. (a)........................       3,986        152,425     0.33
Other Securities (a)....................                    443,936     0.98
                                                       ------------   ------
                                                            596,361     1.31
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet, Inc. (a)(b)......................       5,660        170,706     0.38
FLIR Systems, Inc. (a)(b)...............       5,646        184,737     0.41
Other Securities (a)....................                    963,508     2.11
                                                       ------------   ------
                                                          1,318,951     2.90
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities (a)....................                    819,919     1.80
                                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities (a)....................                    280,950     0.62
                                                       ------------   ------
FOOD PRODUCTS
Other Securities (a)....................                    789,527     1.74
                                                       ------------   ------
GAS UTILITIES
Other Securities (a)....................                    816,820     1.80
                                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)....................                  1,013,561     2.23
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)....................                  1,234,400     2.71
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (a)....................                    188,215     0.41
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities (a)....................                    966,662     2.12
                                                       ------------   ------
HOUSEHOLD DURABLES
Newell Rubbermaid, Inc. (a).............      10,412        156,284     0.34
NVR, Inc. (a)(b)........................         222        157,778     0.35
Whirlpool Corp. (a).....................       2,751        221,896     0.49
Other Securities (a) ...................                    802,101     1.76
                                                       ------------   ------
                                                          1,338,059     2.94
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Energizer Holdings, Inc. (a)(b).........       2,609        159,880     0.35
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)....................                    215,618     0.47
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Textron, Inc. (a).......................      10,154        190,997     0.42
Other Securities (a)....................                     97,136     0.21
                                                       ------------   ------
                                                            288,133     0.63
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
INSURANCE
Genworth Financial, Inc. (Class
  A) (a)(b).............................      17,987   $    204,152     0.45%
Other Securities (a)....................                  2,690,466     5.91
                                                       ------------   ------
                                                          2,894,618     6.36
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Other Securities (a)....................                     97,377     0.21
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Akamai Technologies,
  Inc. (a)(b)...........................       6,492        164,442     0.36
Equinix, Inc. (a)(b)....................       1,427        151,476     0.33
Other Securities (a)....................                    140,456     0.31
                                                       ------------   ------
                                                            456,374     1.00
                                                       ------------   ------
IT SERVICES
Global Payments, Inc. ..................       3,032        163,304     0.36
Other Securities (a)....................                    944,863     2.08
                                                       ------------   ------
                                                          1,108,167     2.44
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)....................                    563,860     1.24
                                                       ------------   ------
MACHINERY
Joy Global, Inc. (a)....................       3,837        197,951     0.44
Pall Corp. .............................       4,422        160,076     0.35
The Stanley Works (a)...................       3,010        155,045     0.34
Other Securities (a)....................                  1,437,038     3.16
                                                       ------------   ------
                                                          1,950,110     4.29
                                                       ------------   ------
MARINE
Other Securities (a)....................                     70,008     0.15
                                                       ------------   ------
MEDIA
Virgin Media, Inc. (a)..................      10,940        184,120     0.41
Other Securities (a)....................                    446,290     0.98
                                                       ------------   ------
                                                            630,410     1.39
                                                       ------------   ------
METALS & MINING
Allegheny Technologies, Inc. (a)........       3,448        154,367     0.34
Cliffs Natural Resources, Inc. (a)......       4,902        225,933     0.50
Walter Energy, Inc. (a).................       1,988        149,716     0.33
Other Securities (a)....................                    506,171     1.11
                                                       ------------   ------
                                                          1,036,187     2.28
                                                       ------------   ------
MULTI-UTILITIES
NiSource, Inc. .........................      10,222        157,214     0.35
Other Securities (a)....................                    852,126     1.87
                                                       ------------   ------
                                                          1,009,340     2.22
                                                       ------------   ------
MULTILINE RETAIL
Other Securities (a)....................                     89,548     0.20
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                     62,392     0.14
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Alpha Natural Resources, Inc. (b).......       5,860        254,207     0.56
Cabot Oil & Gas Corp. ..................       3,832        167,037     0.37
Cimarex Energy Co. (a)..................       3,107        164,578     0.36
Pioneer Natural Resources Co. (a).......       4,266        205,493     0.45
Other Securities (a)....................                  1,690,334     3.71
                                                       ------------   ------
                                                          2,481,649     5.45
                                                       ------------   ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. (a)..................       5,616        160,786     0.35
                                                       ------------   ------
PERSONAL PRODUCTS
Other Securities (a)....................                    255,534     0.56
                                                       ------------   ------
PHARMACEUTICALS
Other Securities (a)....................                    446,879     0.98
                                                       ------------   ------
PROFESSIONAL SERVICES
Manpower, Inc. (a)......................       2,909        158,773     0.35
Robert Half International, Inc. (a).....       5,649        150,998     0.33
Other Securities (a)....................                    406,891     0.89
                                                       ------------   ------
                                                            716,662     1.57
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Federal Realty Investment Trust (a).....       2,290        155,079     0.34
Kimco Realty Corp. (a)..................      15,034        203,410     0.45
ProLogis (a)............................      17,708        242,423     0.53
Other Securities (a)....................                  2,287,001     5.03
                                                       ------------   ------
                                                          2,887,913     6.35
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                    343,062     0.75
                                                       ------------   ------
ROAD & RAIL
Other Securities (a)....................                    584,952     1.29
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (b)........      22,945        222,108     0.49
Cree, Inc. (a)(b).......................       3,532        199,099     0.44
Lam Research Corp. (a)(b)...............       4,750        186,247     0.41
Other Securities (a)....................                  1,012,710     2.22
                                                       ------------   ------
                                                          1,620,164     3.56
                                                       ------------   ------
SOFTWARE
Other Securities (a)....................                  1,501,672     3.30
                                                       ------------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)(b).....................       7,429        180,153     0.40
Limited Brands, Inc. (a)................      10,289        197,960     0.43
Tiffany & Co. (a).......................       4,641        199,563     0.44
Urban Outfitters, Inc. (a)(b)...........       4,928        172,431     0.38
Other Securities (a)....................                  1,011,156     2.22
                                                       ------------   ------
                                                          1,761,263     3.87
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a)....................                    246,153     0.54
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)....................                    119,728     0.26
                                                       ------------   ------
WATER UTILITIES
Other Securities (a)....................                     88,758     0.20
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp. (Class
  A) (a)(b).............................       4,384   $    149,757     0.33%
Other Securities (a)....................                    259,628     0.57
                                                       ------------   ------
                                                            409,385     0.90
                                                       ------------   ------
TOTAL COMMON STOCKS -- (Cost
  $39,798,205)..........................                 45,413,999    99.79
                                                       ------------   ------
RIGHTS
DIVERSIFIED TELECOMMUNICATION SERVICES
Clearwire Corp.
  (expiring 6/21/10) (b)
  (Cost $0).............................       2,709          1,084     0.00
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (c).....................      55,781         55,781     0.13
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  13,216,330     13,216,330    29.04
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $13,272,111).....                 13,272,111    29.17
                                                       ------------   ------
TOTAL INVESTMENTS (E) (Cost
  $53,070,316)..........................                 58,687,194   128.96
OTHER ASSETS AND LIABILITIES............                (13,178,793)  (28.96)
                                                       ------------   ------
NET ASSETS..............................               $ 45,508,401   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less then one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a) ...................               $    434,455     0.57%
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities........................                    161,658     0.21
                                                       ------------   ------
AIRLINES
Other Securities (a) ...................                    733,565     0.95
                                                       ------------   ------
AUTO COMPONENTS
BorgWarner, Inc. (a)....................      13,289        441,461     0.57
Other Securities (a) ...................                    650,929     0.85
                                                       ------------   ------
                                                          1,092,390     1.42
                                                       ------------   ------
BEVERAGES
Other Securities (a)....................                    308,774     0.40
                                                       ------------   ------
BIOTECHNOLOGY
Alexion Pharmaceuticals, Inc. (b).......      10,081        492,154     0.64
Human Genome Sciences, Inc. (a)(b)......      20,750        634,950     0.82
Other Securities (a)....................                  1,381,805     1.80
                                                       ------------   ------
                                                          2,508,909     3.26
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (a)....................                    290,527     0.38
                                                       ------------   ------
CAPITAL MARKETS
Other Securities (a)....................                  2,005,994     2.61
                                                       ------------   ------
CHEMICALS
Celanese Corp. (Series A)...............      16,436        527,596     0.69
Lubrizol Corp. .........................       7,705        562,080     0.73
Other Securities (a)....................                  1,294,997     1.68
                                                       ------------   ------
                                                          2,384,673     3.10
                                                       ------------   ------
COMMERCIAL BANKS
Other Securities........................                    109,231     0.14
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)....................                  1,694,272     2.20
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
F5 Networks, Inc. (a)(b)................       9,041        478,992     0.62
Other Securities (a)....................                    924,260     1.20
                                                       ------------   ------
                                                          1,403,252     1.82
                                                       ------------   ------
COMPUTERS & PERIPHERALS
SanDisk Corp. (a)(b)....................      25,935        751,856     0.98
Teradata Corp. (b)......................      19,720        619,799     0.80
Other Securities (a)....................                    444,875     0.58
                                                       ------------   ------
                                                          1,816,530     2.36
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
URS Corp. (a)(b)........................       9,561        425,656     0.55
Other Securities (a)....................                    931,073     1.21
                                                       ------------   ------
                                                          1,356,729     1.76
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities (a)....................                    583,362     0.76
                                                       ------------   ------
DISTRIBUTORS
Other Securities (a)....................                    311,442     0.41
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                    963,431     1.25
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)....................                    379,183     0.49
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)....................                    351,705     0.46
                                                       ------------   ------
ELECTRIC UTILITIES
Other Securities (a)....................                    300,716     0.39
                                                       ------------   ------
ELECTRICAL EQUIPMENT
AMETEK, Inc. (a)........................      12,156        464,845     0.61
Other Securities (a)....................                    503,273     0.65
                                                       ------------   ------
                                                            968,118     1.26
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet, Inc. (b).........................      17,399        524,754     0.68
FLIR Systems, Inc. (a)(b)...............      17,188        562,391     0.73
Other Securities (a)....................                  2,070,586     2.70
                                                       ------------   ------
                                                          3,157,731     4.11
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Helmerich & Payne, Inc. (a).............      11,071        441,512     0.57
Other Securities (a)....................                  1,786,289     2.33
                                                       ------------   ------
                                                          2,227,801     2.90
                                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities (a)....................                    351,827     0.46
                                                       ------------   ------
FOOD PRODUCTS
Other Securities (a)....................                  1,357,207     1.76
                                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
ResMed, Inc. (a)(b).....................       8,669        453,128     0.59
Other Securities (a)....................                  2,231,453     2.90
                                                       ------------   ------
                                                          2,684,581     3.49
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Coventry Health Care, Inc. (b)..........      16,981        412,469     0.54
Other Securities (a)....................                  2,043,776     2.65
                                                       ------------   ------
                                                          2,456,245     3.19
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
IMS Health, Inc. .......................      20,807        438,196     0.57
Other Securities (a)....................                    138,818     0.18
                                                       ------------   ------
                                                            577,014     0.75
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Wyndham Worldwide Corp. (a).............      20,493        413,344     0.54
Other Securities (a)....................                  1,893,994     2.46
                                                       ------------   ------
                                                          2,307,338     3.00
                                                       ------------   ------
HOUSEHOLD DURABLES
NVR, Inc. (a)(b)........................         683        485,415     0.63
Other Securities (a)....................                    382,410     0.50
                                                       ------------   ------
                                                            867,825     1.13
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Energizer Holdings, Inc. (b)............       7,986        489,382     0.64
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)....................                    310,019     0.40
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities (a)....................                     56,658     0.07
                                                       ------------   ------
INSURANCE
Other Securities (a)....................                    239,019     0.31
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
INTERNET & CATALOG RETAIL
Other Securities (a)....................               $    295,826     0.38%
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc. (a)(b)........      19,795        501,407     0.65
Equinix, Inc. (a)(b)....................       4,368        463,663     0.61
Other Securities (a)....................                    427,184     0.55
                                                       ------------   ------
                                                          1,392,254     1.81
                                                       ------------   ------
IT SERVICES
Global Payments, Inc. ..................       9,281        499,875     0.65
Hewitt Associates, Inc. (Class
  A) (a)(b).............................       9,892        418,036     0.54
Lender Processing Services, Inc. .......      10,914        443,763     0.58
Other Securities (a)....................                  1,874,725     2.44
                                                       ------------   ------
                                                          3,236,399     4.21
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)....................                  1,513,864     1.97
                                                       ------------   ------
MACHINERY
Joy Global, Inc. (a)....................      11,676        602,365     0.78
Pall Corp. .............................      13,453        486,999     0.63
Other Securities (a)....................                  2,343,820     3.05
                                                       ------------   ------
                                                          3,433,184     4.46
                                                       ------------   ------
MARINE
Other Securities (a)....................                    213,055     0.28
                                                       ------------   ------
MEDIA
Other Securities (a)....................                  1,138,808     1.48
                                                       ------------   ------
METALS & MINING
Cliffs Natural Resources,
  Inc. (a)..............................      15,052        693,747     0.90
Steel Dynamics, Inc. (a)................      24,695        437,595     0.57
Walter Energy, Inc. (a).................       6,086        458,337     0.60
Other Securities (a)....................                    907,498     1.18
                                                       ------------   ------
                                                          2,497,177     3.25
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                    191,288     0.25
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Alpha Natural Resources,
  Inc. (a)(b)...........................      17,895        776,285     1.01
Arch Coal, Inc. (a).....................      18,629        414,495     0.54
Cabot Oil & Gas Corp. (a)...............      11,767        512,924     0.67
Cimarex Energy Co. (a)..................       9,464        501,308     0.65
EXCO Resources, Inc. (a)................      19,679        417,785     0.54
Plains Exploration & Production
  Co. (b)...............................      16,037        443,584     0.58
Whiting Petroleum Corp. (a)(b)..........       5,794        413,981     0.54
Other Securities (a)....................                  2,297,100     2.98
                                                       ------------   ------
                                                          5,777,462     7.51
                                                       ------------   ------
PERSONAL PRODUCTS
Other Securities (a)....................                    485,984     0.63
                                                       ------------   ------
PHARMACEUTICALS
Other Securities (a)....................                  1,020,272     1.33
                                                       ------------   ------
PROFESSIONAL SERVICES
Equifax, Inc. ..........................      14,461        446,700     0.58
Manpower, Inc. .........................       8,918        486,745     0.63
Robert Half International, Inc. (a).....      17,421        465,663     0.61
Other Securities (a)....................                    800,988     1.04
                                                       ------------   ------
                                                          2,200,096     2.86
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)....................                    645,612     0.84
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                    390,952     0.51
                                                       ------------   ------
ROAD & RAIL
Other Securities (a)....................                  1,420,019     1.85
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (b)........      70,463        682,082     0.89
Cree, Inc. (a)(b).......................      10,851        611,671     0.79
Lam Research Corp. (a)(b)...............      14,458        566,898     0.74
LSI Logic Corp. (a)(b)..................      73,999        444,734     0.58
National Semiconductor Corp. (a)........      27,074        415,857     0.54
ON Semiconductor Corp. (a)(b)...........      48,253        425,109     0.55
Other Securities (a)....................                  1,600,342     2.08
                                                       ------------   ------
                                                          4,746,693     6.17
                                                       ------------   ------
SOFTWARE
Ansys, Inc. (a)(b)......................      10,049        436,729     0.57
Other Securities (a)....................                  3,422,111     4.45
                                                       ------------   ------
                                                          3,858,840     5.02
                                                       ------------   ------
SPECIALTY RETAIL
CarMax, Inc. (a)(b).....................      22,621        548,559     0.71
Tiffany & Co. (b).......................      14,200        610,600     0.79
Urban Outfitters, Inc. (a)(b)...........      15,070        527,299     0.69
Other Securities (a)....................                  2,237,930     2.91
                                                       ------------   ------
                                                          3,924,388     5.10
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a)....................                    135,569     0.18
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities .......................                    233,731     0.30
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp. (Class
  A) (a)(b).............................      13,421        458,461     0.59
Other Securities (a)....................                    342,828     0.45
                                                       ------------   ------
                                                            801,289     1.04
                                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $66,388,711)....................                 76,794,325    99.84
                                                       ------------   ------
RIGHTS
DIVERSIFIED TELECOMMUNICATION SERVICES
Clearwire Corp.
  (expiring 6/21/10) (b)
  (Cost $0).............................       8,399          3,359     0.00
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (c).....................      98,944   $     98,944     0.13%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  22,198,914     22,198,914    28.86
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $22,297,858).....                 22,297,858    28.99
                                                       ------------   ------
TOTAL INVESTMENTS (E) (Cost
  $88,686,569)..........................                 99,095,542   128.83
OTHER ASSETS AND LIABILITIES............                (22,177,058)  (28.83)
                                                       ------------   ------
NET ASSETS..............................               $ 76,918,484   100.00
                                                       ============   ======




Other Security are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less then one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     % OF
                                                                      NET
SECURITY DESCRIPTION                        SHARES       VALUE      ASSETS
--------------------                        ------       -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)....................              $   143,567     0.79%
                                                                    ------
AUTO COMPONENTS
Other Securities .......................                   82,378     0.45
                                                                    ------
BEVERAGES
Other Securities .......................                  165,695     0.91
                                                                    ------
BIOTECHNOLOGY
Dendreon Corp. (a)(b)...................      4,348       114,265     0.63
Other Securities (a)....................                   37,325     0.20
                                                      -----------   ------
                                                          151,590     0.83
                                                                    ------
BUILDING PRODUCTS
Other Securities (a)....................                   68,359     0.37
                                                                    ------
CAPITAL MARKETS
Legg Mason, Inc. (a)....................      5,369       161,929     0.89
Other Securities (a)....................                  182,928     1.00
                                                      -----------   ------
                                                          344,857     1.89
                                                                    ------
CHEMICALS
Eastman Chemical Co. (a)................      2,290       137,950     0.76
International Flavors &
  Fragrances, Inc. .....................      2,633       108,322     0.59
Other Securities (a)....................                  272,750     1.50
                                                      -----------   ------
                                                          519,022     2.85
                                                                    ------
COMMERCIAL BANKS
Comerica, Inc. (a)......................      5,062       149,683     0.82
Other Securities (a)....................                1,127,454     6.19
                                                      -----------   ------
                                                        1,277,137     7.01
                                                                    ------
COMMERCIAL SERVICES & SUPPLIES
Avery Dennison Corp. (a)................      3,779       137,896     0.76
R.R. Donnelley & Sons Co. ..............      6,871       153,017     0.84
                                                      -----------   ------
                                                          290,913     1.60
                                                                    ------
COMPUTERS & PERIPHERALS
Other Securities (a)....................                  130,040     0.71
                                                                    ------
CONSTRUCTION & ENGINEERING
Other Securities (a)....................                   96,779     0.53
                                                                    ------
CONTAINERS & PACKAGING
Bemis Co., Inc. ........................      3,620       107,333     0.59
Sealed Air Corp. .......................      5,299       115,836     0.64
Other Securities (a)....................                  361,302     1.98
                                                      -----------   ------
                                                          584,471     3.21
                                                                    ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                   67,952     0.37
                                                                    ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)....................                  164,119     0.90
                                                                    ------
ELECTRIC UTILITIES
DPL, Inc. (a)...........................      4,014       110,786     0.61
Pepco Holdings, Inc. (a)................      7,374       124,252     0.68
Pinnacle West Capital Corp. ............      3,373       123,384     0.68
Other Securities (a)....................                  483,438     2.65
                                                      -----------   ------
                                                          841,860     4.62
                                                                    ------
ELECTRICAL EQUIPMENT
Other Securities (a)....................                  250,186     1.37
                                                      -----------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)....................                  258,027     1.42
                                                                    ------
ENERGY EQUIPMENT & SERVICES
Other Securities (a)....................                   82,858     0.45
                                                                    ------
FOOD & STAPLES RETAILING
Other Securities (a)....................                  149,457     0.82
                                                                    ------
FOOD PRODUCTS
Other Securities (a)....................                  311,485     1.71
                                                                    ------
GAS UTILITIES
Energen Corp. ..........................      2,425       113,490     0.62
National Fuel Gas Co. (a)...............      2,242       112,100     0.62
Other Securities (a)....................                  502,223     2.75
                                                      -----------   ------
                                                          727,813     3.99
                                                                    ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)....................                  121,600     0.67
                                                                    ------
HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)....................                  389,598     2.14
                                                                    ------
HOTELS, RESTAURANTS & LEISURE
Royal Caribbean Cruises, Ltd. (a)(b)....      4,504       113,861     0.63
Other Securities (a)....................                   75,755     0.41
                                                      -----------   ------
                                                          189,616     1.04
                                                                    ------
HOUSEHOLD DURABLES
Newell Rubbermaid, Inc. (a).............      9,353       140,389     0.77
The Black & Decker Corp. (a)............      2,010       130,308     0.72
Whirlpool Corp. (a).....................      2,464       198,746     1.09
Other Securities (a)....................                  478,066     2.62
                                                      -----------   ------
                                                          947,509     5.20
                                                      -----------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)....................                  104,095     0.57
                                                                    ------
INDUSTRIAL CONGLOMERATES
Textron, Inc. (a).......................      9,058       170,381     0.94
Other Securities (a)....................                   70,096     0.38
                                                      -----------   ------
                                                          240,477     1.32
                                                                    ------
INSURANCE
American International Group,
  Inc. (a)(b)...........................      3,960       118,721     0.65
Assurant, Inc. (a)......................      3,952       116,505     0.64
First American Corp. (a)................      4,047       133,996     0.74
Genworth Financial, Inc. (Class
  A) (a)(b).............................     16,111       182,860     1.00
Markel Corp. (a)(b).....................        329       111,860     0.61
Reinsurance Group of America, Inc. .....      2,439       116,218     0.64
RenaissanceRe Holdings, Ltd. ...........      2,089       111,030     0.61
Torchmark Corp. (a).....................      2,773       121,873     0.67
Other Securities (a)....................                1,505,422     8.26
                                                      -----------   ------
                                                        2,518,485    13.82
                                                                    ------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     % OF
                                                                      NET
SECURITY DESCRIPTION                        SHARES       VALUE      ASSETS
--------------------                        ------       -----      ------
IT SERVICES
Other Securities (a)....................              $    49,143     0.27%
                                                      -----------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities........................                   62,024     0.34
                                                                    ------
MACHINERY
Pentair, Inc. ..........................      3,294       106,396     0.59
The Stanley Works (a)...................      2,696       138,871     0.76
Other Securities (a)....................                  494,503     2.71
                                                      -----------   ------
                                                          739,770     4.06
                                                                    ------
MEDIA
Virgin Media, Inc. (a)..................      9,799       164,917     0.90
Other Securities (a)....................                   68,193     0.38
                                                      -----------   ------
                                                          233,110     1.28
                                                                    ------
METALS & MINING
Allegheny Technologies, Inc. (a)........      3,074       137,623     0.75
Other Securities (a)....................                   58,124     0.32
                                                      -----------   ------
                                                          195,747     1.07
                                                                    ------
MULTI-UTILITIES
Alliant Energy Corp. (a)................      3,670       111,054     0.61
CMS Energy Corp. (a)....................      7,602       119,047     0.65
Integrys Energy Group, Inc. (a).........      2,562       107,578     0.59
NiSource, Inc. (a)......................      9,181       141,204     0.78
NSTAR (a)...............................      3,576       131,597     0.72
OGE Energy Corp. .......................      3,219       118,749     0.65
TECO Energy, Inc. (a)...................      6,667       108,139     0.59
Other Securities .......................                   66,982     0.37
                                                      -----------   ------
                                                          904,350     4.96
                                                                    ------
MULTILINE RETAIL
Other Securities (a)....................                   80,217     0.44
                                                                    ------
OIL, GAS & CONSUMABLE FUELS
Pioneer Natural Resources Co. (a).......      3,821       184,058     1.01
Other Securities (a)....................                  349,314     1.92
                                                      -----------   ------
                                                          533,372     2.93
                                                      -----------   ------
PAPER & FOREST PRODUCTS
MeadWestvaco Corp. .....................      5,007       143,350     0.79
                                                      -----------   ------
PERSONAL PRODUCTS
Other Securities (a)....................                   86,025     0.47
                                                      -----------   ------
PHARMACEUTICALS
Other Securities (a)....................                  101,191     0.55
                                                      -----------   ------
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. (a)..................      4,901       125,221     0.69
Federal Realty Investment Trust (a).....      2,042       138,284     0.76
Kimco Realty Corp. (a)..................     13,466       182,195     1.00
Liberty Property Trust..................      3,742       119,781     0.66
Nationwide Health Properties, Inc. (a)..      3,762       132,347     0.73
ProLogis (a)............................     15,861       217,137     1.19
Rayonier, Inc. .........................      2,628       110,796     0.61
Other Securities (a)....................                1,369,181     7.50
                                                      -----------   ------
                                                        2,394,942    13.14
                                                      -----------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)....................                  193,258     1.06
                                                      -----------   ------
ROAD & RAIL
Other Securities (a)....................                  110,661     0.61
                                                      -----------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities (a)....................                   62,004     0.34
                                                      -----------   ------
SOFTWARE
Synopsys, Inc. (b)......................      4,885       108,838     0.60
Other Securities (a)....................                  104,165     0.57
                                                      -----------   ------
                                                          213,003     1.17
                                                      -----------   ------
SPECIALTY RETAIL
Limited Brands, Inc. (a)................      9,216       177,316     0.97
Other Securities (a)....................                  250,889     1.38
                                                      -----------   ------
                                                          428,205     2.35
                                                      -----------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (a)....................                  179,846     0.99
                                                      -----------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)....................                   38,525     0.21
                                                      -----------   ------
WATER UTILITIES
Other Securities (a)....................                   79,513     0.44
                                                      -----------   ------
WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems, Inc. .........      3,258       110,511     0.60
Other Securities .......................                   21,290     0.12
                                                      -----------   ------
                                                          131,801     0.72
                                                      -----------   ------
TOTAL COMMON STOCKS -- (Cost
  $17,570,357)..........................               18,180,002    99.75
                                                      -----------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (d).....................     18,494        18,494     0.10
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  5,265,707     5,265,707    28.90
                                                      -----------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $5,284,201)......                5,284,201    29.00
                                                      -----------   ------
TOTAL INVESTMENTS (F) (Cost
  $22,854,558)..........................               23,464,203   128.75
OTHER ASSETS AND LIABILITIES............               (5,238,998)  (28.75)
                                                      -----------   ------
NET ASSETS..............................              $18,225,205   100.00
                                                      ===========   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less then one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Amount shown represents less then 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)....................               $    645,591     1.54%
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities (a)....................                    126,225     0.30
                                                       ------------   ------
AIRLINES
AMR Corp. (a)(b)........................      10,592         81,876     0.19
Continental Airlines, Inc. (Class
  B) (a)(b).............................       4,437         79,511     0.19
Other Securities (a)....................                    275,066     0.66
                                                       ------------   ------
                                                            436,453     1.04
                                                       ------------   ------
AUTO COMPONENTS
Gentex Corp. ...........................       4,549         81,200     0.19
Other Securities (a)....................                    399,237     0.96
                                                       ------------   ------
                                                            480,437     1.15
                                                       ------------   ------
AUTOMOBILES
Other Securities (a)....................                     49,920     0.12
                                                       ------------   ------
BEVERAGES
Other Securities (a)....................                     79,589     0.19
                                                       ------------   ------
BIOTECHNOLOGY
Human Genome Sciences, Inc. (a)(b)......       5,923        181,244     0.43
United Therapeutics Corp. (a)(b)........       1,537         80,923     0.19
Other Securities (a)....................                  1,016,895     2.43
                                                       ------------   ------
                                                          1,279,062     3.05
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (a)....................                    297,235     0.71
                                                       ------------   ------
CAPITAL MARKETS
E*TRADE Financial Corp. (a)(b)..........      61,119        106,958     0.25
Janus Capital Group, Inc. (a)...........       5,908         79,463     0.19
Teton Advisors, Inc. (Class
  B) (a)(b)(c)..........................          10             23     0.00
Waddell & Reed Financial,  Inc.
  (Class A).............................       2,767         84,504     0.20
Other Securities (a)....................                    493,322     1.18
                                                       ------------   ------
                                                            764,270     1.82
                                                       ------------   ------
CHEMICALS
Ashland, Inc. (a).......................       2,196         87,006     0.21
Nalco Holding Co. (a)...................       4,524        115,407     0.28
RPM International, Inc. (a).............       4,243         86,260     0.21
Other Securities (a)....................                    763,737     1.81
                                                       ------------   ------
                                                          1,052,410     2.51
                                                       ------------   ------
COMMERCIAL BANKS
Huntington Bancshares, Inc. (a).........      22,979         83,873     0.20
Marshall & Ilsley Corp. (a).............      16,533         90,105     0.22
Other Securities (a)....................                  2,136,789     5.09
                                                       ------------   ------
                                                          2,310,767     5.51
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)....................                    781,627     1.86
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
3Com Corp. (a)(b).......................      12,810         96,075     0.23
CommScope, Inc. (a)(b)..................       3,060         81,182     0.19
Other Securities (a)....................                    912,985     2.18
                                                       ------------   ------
                                                          1,090,242     2.60
                                                       ------------   ------
COMPUTERS & PERIPHERALS
Other Securities (a)....................                    407,120     0.97
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (a)....................                    282,448     0.67
                                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities (a)....................                     75,534     0.18
                                                       ------------   ------
CONSUMER FINANCE
Other Securities (a)....................                    207,987     0.50
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities (a)....................                    346,123     0.83
                                                       ------------   ------
DISTRIBUTORS
LKQ Corp. (a)(b)........................       4,602         90,153     0.21
Other Securities (a)....................                     15,205     0.04
                                                       ------------   ------
                                                            105,358     0.25
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (a)....................                    482,367     1.15
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)....................                    152,765     0.36
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
tw telecom, inc. (a)(b).................       4,809         82,426     0.20
Other Securities (a)....................                    234,524     0.56
                                                       ------------   ------
                                                            316,950     0.76
                                                       ------------   ------
ELECTRIC UTILITIES
Great Plains Energy, Inc. (a)...........       4,356         84,463     0.20
Other Securities (a)....................                    425,948     1.02
                                                       ------------   ------
                                                            510,411     1.22
                                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities (a)....................                    760,788     1.81
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Jabil Circuit, Inc. (a).................       6,352        110,334     0.26
Other Securities (a)....................                    820,345     1.96
                                                       ------------   ------
                                                            930,679     2.22
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group,
  Inc. (a)(b)...........................       2,696         85,221     0.20
Other Securities (a)....................                    924,285     2.21
                                                       ------------   ------
                                                          1,009,506     2.41
                                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities (a)....................                    330,080     0.79
                                                       ------------   ------
FOOD PRODUCTS
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       1,278        104,119     0.25
Other Securities (a)....................                    522,363     1.24
                                                       ------------   ------
                                                            626,482     1.49
                                                       ------------   ------
GAS UTILITIES
Other Securities (a)....................                    317,325     0.76
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)....................               $  1,068,175     2.55%
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
MEDNAX, Inc. (a)(b).....................       1,505         90,466     0.22
Tenet Healthcare Corp. (a)(b)...........      15,786         85,087     0.20
Other Securities (a)....................                  1,421,360     3.39
                                                       ------------   ------
                                                          1,596,913     3.81
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (a)....................                    166,251     0.40
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Other Securities (a)....................                    986,952     2.35
                                                       ------------   ------
HOUSEHOLD DURABLES
Jarden Corp. (a)........................       2,894         89,454     0.21
Tupperware Brands Corp. ................       2,062         96,027     0.23
Other Securities (a)....................                    470,436     1.12
                                                       ------------   ------
                                                            655,917     1.56
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Other Securities (a)....................                     38,106     0.09
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)....................                     22,326     0.05
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities (a)....................                    144,973     0.35
                                                       ------------   ------
INSURANCE
Assured Guaranty, Ltd. (a)..............       4,008         87,214     0.21
Validus Holdings, Ltd. (a)..............       3,142         84,645     0.20
Other Securities (a)....................                  1,352,594     3.23
                                                       ------------   ------
                                                          1,524,453     3.64
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Other Securities (a)....................                    156,760     0.37
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities (a)....................                    559,248     1.33
                                                       ------------   ------
IT SERVICES
Other Securities (a)....................                    701,244     1.67
                                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)....................                    197,644     0.47
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)....................                    276,545     0.66
                                                       ------------   ------
MACHINERY
Bucyrus International, Inc. (Class
  A) (a)................................       2,398        135,175     0.32
IDEX Corp. (a)..........................       2,662         82,921     0.20
Oshkosh Corp. (a).......................       2,854        105,684     0.25
Snap-On, Inc. (a).......................       1,899         80,252     0.19
Other Securities (a)....................                  1,372,474     3.28
                                                       ------------   ------
                                                          1,776,506     4.24
                                                       ------------   ------
MARINE
Other Securities (a)....................                    163,103     0.39
                                                       ------------   ------
MEDIA
Gannett Co., Inc. (a)...................       7,374        109,504     0.26
Other Securities (a)....................                    627,826     1.50
                                                       ------------   ------
                                                            737,330     1.76
                                                       ------------   ------
METALS & MINING
Other Securities (a)....................                    709,536     1.69
                                                       ------------   ------
MULTI-UTILITIES
Other Securities (a)....................                    124,555     0.30
                                                       ------------   ------
MULTILINE RETAIL
Other Securities (a)....................                    177,756     0.42
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (a)....................                     53,600     0.13
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Encore Acquisition Co. (b)..............       1,784         85,668     0.20
Massey Energy Co. (a)...................       2,811        118,090     0.28
Other Securities (a)....................                  1,409,567     3.37
                                                       ------------   ------
                                                          1,613,325     3.85
                                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities (a)....................                    229,851     0.55
                                                       ------------   ------
PERSONAL PRODUCTS
Herbalife, Ltd. ........................       2,035         82,560     0.20
Other Securities (a)....................                    250,903     0.60
                                                       ------------   ------
                                                            333,463     0.80
                                                       ------------   ------
PHARMACEUTICALS
Other Securities (a)....................                    458,447     1.09
                                                       ------------   ------
PROFESSIONAL SERVICES
Other Securities (a)....................                    435,894     1.04
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate  Equities,
  Inc. (a)..............................       1,423         91,485     0.22
Camden Property Trust (a)...............       2,066         87,536     0.21
Duke Realty Corp. (a)...................       7,358         89,547     0.21
Hospitality Properties Trust............       3,917         92,872     0.22
Mack-Cali Realty Corp. (a)..............       2,551         88,188     0.21
Senior Housing Properties Trust (a).....       4,072         89,055     0.21
SL Green Realty Corp. (a)...............       2,476        124,394     0.30
The Macerich Co. (a)....................       3,151        113,278     0.27
UDR, Inc. (a)...........................       5,004         82,266     0.20
Other Securities (a)....................                  2,511,013     5.99
                                                       ------------   ------
                                                          3,369,634     8.04
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. (a)............       1,321         79,789     0.19
Other Securities (a)....................                     89,640     0.21
                                                       ------------   ------
                                                            169,429     0.40
                                                       ------------   ------
ROAD & RAIL
Other Securities (a)....................                    413,253     0.99
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Rambus, Inc. (a)(b).....................       3,477         84,839     0.20
Other Securities (a)....................                  1,587,282     3.79
                                                       ------------   ------
                                                          1,672,121     3.99
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
SOFTWARE
MICROS Systems,
  Inc. (a)(b)...........................       2,652   $     82,292     0.20%
Solera Holdings, Inc. (a)...............       2,292         82,535     0.20
Other Securities (a)....................                  1,429,424     3.40
                                                       ------------   ------
                                                          1,594,251     3.80
                                                       ------------   ------
SPECIALTY RETAIL
RadioShack Corp. (a)....................       4,134         80,613     0.19
Other Securities (a)....................                  1,495,980     3.57
                                                       ------------   ------
                                                          1,576,593     3.76
                                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)....................                    736,062     1.76
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
First Niagara Financial Group, Inc. ....       5,868         81,624     0.19
Other Securities (a)....................                    494,829     1.18
                                                       ------------   ------
                                                            576,453     1.37
                                                       ------------   ------
TOBACCO
Other Securities (a)....................                     70,029     0.17
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)....................                    299,933     0.72
                                                       ------------   ------
WATER UTILITIES
Other Securities (a)....................                     69,855     0.17
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)....................                    118,015     0.28
                                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $40,789,441)....................                 41,830,252    99.78
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (d).....................      59,130         59,130     0.14
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  12,221,071     12,221,071    29.15
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $12,280,201).....                 12,280,201    29.29
                                                       ------------   ------
TOTAL INVESTMENTS (F) (Cost
  $53,069,642)..........................                 54,110,453   129.07
OTHER ASSETS AND LIABILITIES............                (12,185,534)  (29.07)
                                                       ------------   ------
NET ASSETS..............................               $ 41,924,919   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less then one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment
     Committee in accordance with procedures approved by the Board of Trustees. Teton Advisors, Inc. Value is determined based on Level 3 inputs. (Note 2)
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)..................      16,715   $    392,803     0.32%
Other Securities (b) ...................                  2,224,268     1.83
                                                       ------------   ------
                                                          2,617,071     2.15
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities (b) ...................                    568,443     0.47
                                                       ------------   ------
AIRLINES
AMR Corp. (a)...........................      59,720        461,635     0.38
Continental Airlines, Inc. (Class
  B) (a)(b).............................      24,287        435,223     0.36
UAL Corp. (a)(b)........................      29,110        375,810     0.31
Other Securities (b) ...................                    834,843     0.68
                                                       ------------   ------
                                                          2,107,511     1.73
                                                       ------------   ------
AUTO COMPONENTS
Lear Corp. (a)..........................       6,000        405,840     0.33
Other Securities (b) ...................                    855,471     0.71
                                                       ------------   ------
                                                          1,261,311     1.04
                                                       ------------   ------
AUTOMOBILES
Other Securities .......................                    214,745     0.18
                                                       ------------   ------
BEVERAGES
Other Securities (b) ...................                    389,209     0.32
                                                       ------------   ------
BIOTECHNOLOGY
Human Genome Sciences, Inc. (a)(b)......      31,986        978,772     0.80
United Therapeutics Corp. (a)(b)........       8,365        440,417     0.36
Other Securities (b) ...................                  4,745,060     3.90
                                                       ------------   ------
                                                          6,164,249     5.06
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (b) ...................                    564,846     0.46
                                                       ------------   ------
CAPITAL MARKETS
Other Securities (b) ...................                  1,760,794     1.44
                                                       ------------   ------
CHEMICALS
Nalco Holding Co. (b)...................      24,238        618,311     0.51
Other Securities (b) ...................                  1,229,720     1.01
                                                       ------------   ------
                                                          1,848,031     1.52
                                                       ------------   ------
COMMERCIAL BANKS
Other Securities (b) ...................                  1,380,849     1.13
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (b) ...................                  2,119,801     1.74
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
CommScope, Inc. (a)(b)..................      16,928        449,100     0.37
Other Securities (b) ...................                  4,694,786     3.85
                                                       ------------   ------
                                                          5,143,886     4.22
                                                       ------------   ------
COMPUTERS & PERIPHERALS
QLogic Corp. (a)(b).....................      20,129        379,834     0.31
Other Securities (b) ...................                    843,164     0.69
                                                       ------------   ------
                                                          1,222,998     1.00
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (b) ...................                    585,619     0.48
                                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities .......................                    203,242     0.17
                                                       ------------   ------
CONSUMER FINANCE
Other Securities (b) ...................                    547,868     0.45
                                                       ------------   ------
CONTAINERS & PACKAGING
Other Securities (b) ...................                    433,404     0.36
                                                       ------------   ------
DISTRIBUTORS
LKQ Corp. (a)...........................      24,603        481,973     0.40
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Other Securities (b) ...................                  1,778,403     1.46
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities (b) ...................                    437,055     0.36
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
tw telecom, inc. (a)(b).................      26,682        457,329     0.38
Other Securities (b) ...................                    730,319     0.59
                                                       ------------   ------
                                                          1,187,648     0.97
                                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities (b) ...................                  2,485,250     2.04
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Jabil Circuit, Inc. ....................      35,498        616,600     0.51
Other Securities (b) ...................                  2,717,184     2.23
                                                       ------------   ------
                                                          3,333,784     2.74
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group, Inc. (a)............      14,717        465,204     0.38
Other Securities (b) ...................                  4,599,113     3.78
                                                       ------------   ------
                                                          5,064,317     4.16
                                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities (b) ...................                    535,480     0.44
                                                       ------------   ------
FOOD PRODUCTS
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       6,953        566,461     0.47
Other Securities (b) ...................                    657,127     0.53
                                                       ------------   ------
                                                          1,223,588     1.00
                                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (b) ...................                  4,717,334     3.87
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
MEDNAX, Inc. (a)........................       8,243        495,487     0.41
VCA Antech, Inc. (a)(b).................      15,147        377,463     0.31
Other Securities (b) ...................                  4,870,971     3.99
                                                       ------------   ------
                                                          5,743,921     4.71
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (b) ...................                    885,312     0.73
                                                       ------------   ------
HOTELS, RESTAURANTS & LEISURE
Bally Technologies, Inc. (a)(b).........       9,756        402,825     0.33
Panera Bread Co. (Class A) (a)..........       5,605        375,367     0.31
WMS Industries, Inc. (a)................      10,306        412,240     0.34
Other Securities (b) ...................                  2,123,748     1.74
                                                       ------------   ------
                                                          3,314,180     2.72
                                                       ------------   ------
HOUSEHOLD DURABLES
Harman International Industries, Inc. ..      12,239        431,792     0.35


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
Jarden Corp. (b)........................      15,411   $    476,354     0.39%
Other Securities (b) ...................                    710,119     0.59
                                                       ------------   ------
                                                          1,618,265     1.33
                                                       ------------   ------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (b)....................                    120,710     0.10
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Other Securities (b) ...................                    192,218     0.16
                                                       ------------   ------
INSURANCE
Other Securities (b) ...................                    394,733     0.32
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Other Securities (b) ...................                    858,104     0.70
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities (b) ...................                  2,848,006     2.34
                                                       ------------   ------
IT SERVICES
Other Securities (b) ...................                  2,474,423     2.03
                                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities (b) ...................                    206,568     0.17
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (b) ...................                  1,122,091     0.92
                                                       ------------   ------
MACHINERY
Bucyrus International, Inc. (Class A)...      13,200        744,084     0.61
Gardner Denver, Inc. (b)................       9,279        394,822     0.32
Terex Corp. (a)(b)......................      18,942        375,241     0.31
Other Securities (b) ...................                  3,364,654     2.76
                                                       ------------   ------
                                                          4,878,801     4.00
                                                       ------------   ------
MARINE
Other Securities (b) ...................                    399,101     0.33
                                                       ------------   ------
MEDIA
Sirius XM Radio, Inc. (a)(b)............     691,149        414,689     0.34
Other Securities (b) ...................                  1,644,531     1.35
                                                       ------------   ------
                                                          2,059,220     1.69
                                                       ------------   ------
METALS & MINING
AK Steel Holding Corp. (b)..............      19,587        418,182     0.34
Compass Minerals International,
  Inc. (b)..............................       5,797        389,500     0.32
Other Securities (b) ...................                  1,777,121     1.46
                                                       ------------   ------
                                                          2,584,803     2.12
                                                       ------------   ------
MULTILINE RETAIL
Other Securities (b) ...................                     99,659     0.08
                                                       ------------   ------
OFFICE ELECTRONICS
Other Securities (b) ...................                    302,544     0.25
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Atlas Energy, Inc. (b)..................      13,747        414,747     0.34
Encore Acquisition Co. (a)(b)...........       9,633        462,577     0.38
Massey Energy Co. (b)...................      15,045        632,040     0.52
St. Mary Land & Exploration Co. ........      10,901        373,250     0.31
Other Securities (b)....................                  4,993,254     4.09
                                                       ------------   ------
                                                          6,875,868     5.64
                                                       ------------   ------
PAPER & FOREST PRODUCTS
Domtar Corp. (a)(b).....................       7,579        419,953     0.35
Other Securities  ......................                    113,238     0.09
                                                       ------------   ------
                                                            533,191     0.44
                                                       ------------   ------
PERSONAL PRODUCTS
Herbalife, Ltd. ........................      10,820        438,967     0.36
NBTY, Inc. (a)(b).......................      10,068        438,361     0.36
Other Securities (b)....................                    544,682     0.45
                                                       ------------   ------
                                                          1,422,010     1.17
                                                       ------------   ------
PHARMACEUTICALS
Valeant Pharmaceuticals
  International (a)(b)..................      12,280        390,381     0.32
Other Securities (b) ...................                  1,670,942     1.37
                                                       ------------   ------
                                                          2,061,323     1.69
                                                       ------------   ------
PROFESSIONAL SERVICES
Monster Worldwide,
  Inc. (a)(b)...........................      22,804        396,790     0.33
Other Securities (b) ...................                  1,891,399     1.55
                                                       ------------   ------
                                                          2,288,189     1.88
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Corporate Office Properties Trust (b)...      10,529        385,677     0.32
Other Securities (b) ...................                  1,269,698     1.04
                                                       ------------   ------
                                                          1,655,375     1.36
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc. (b)............       7,191        434,337     0.35
Other Securities  ......................                     69,748     0.06
                                                       ------------   ------
                                                            504,085     0.41
                                                       ------------   ------
ROAD & RAIL
Other Securities (b) ...................                  1,373,247     1.13
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Novellus Systems, Inc. (a)(b)...........      17,536        409,290     0.34
Rambus, Inc. (a)(b).....................      18,841        459,720     0.38
Silicon Laboratories,
  Inc. (a)(b)...........................       8,024        387,880     0.32
Skyworks Solutions,
  Inc. (a)(b)...........................      29,892        424,167     0.35
Other Securities (b) ...................                  6,795,319     5.57
                                                       ------------   ------
                                                          8,476,376     6.96
                                                       ------------   ------
SOFTWARE
Informatica Corp. (a)(b)................      15,629        404,166     0.33
MICROS Systems, Inc. (a)(b).............      14,044        435,785     0.36
Solera Holdings, Inc. (b)...............      12,434        447,748     0.37
Other Securities (b) ...................                  6,150,659     5.05
                                                       ------------   ------
                                                          7,438,358     6.11
                                                       ------------   ------
SPECIALTY RETAIL
Aeropostale, Inc. (a)(b)................      12,023        409,383     0.34
Chico's FAS, Inc. (a)...................      31,565        443,488     0.36
Dick's Sporting Goods, Inc. (a)(b)......      15,080        375,040     0.31
J. Crew Group, Inc. (a).................       9,144        409,102     0.33
Other Securities (b) ...................                  2,833,125     2.33
                                                       ------------   ------
                                                          4,470,138     3.67
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
TEXTILES, APPAREL & LUXURY GOODS
Other Securities (b) ...................               $  1,713,910     1.41%
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
Other Securities (b) ...................                    856,630     0.70
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (b) ...................                    756,172     0.62
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (b) ...................                    516,772     0.42
                                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $125,376,997)...................                121,423,012    99.67
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (c).....................     393,857        393,857     0.32
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  35,306,432     35,306,432    28.98
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $35,700,289).....                 35,700,289    29.30
                                                       ------------   ------
TOTAL INVESTMENTS (Cost $161,077,286)...                157,123,301   128.97
OTHER ASSETS AND LIABILITIES............                (35,293,968)  (28.97)
                                                       ------------   ------
NET ASSETS..............................               $121,829,333   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2009.

(a)  Non-income producing security.
(b)  Security or portion thereof, was on loan at December 31,
     2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a) ...................               $    785,320     0.79%
                                                       ------------   ------
AIR FREIGHT & LOGISTICS
Other Securities (a) ...................                    116,225     0.12
                                                       ------------   ------
AIRLINES
Other Securities (a) ...................                    245,794     0.25
                                                       ------------   ------
AUTO COMPONENTS
Gentex Corp. ...........................      22,637        404,070     0.41
Other Securities (a) ...................                    841,578     0.84
                                                       ------------   ------
                                                          1,245,648     1.26
                                                       ------------   ------
AUTOMOBILES
Other Securities (a) ...................                     56,571     0.06
                                                       ------------   ------
BEVERAGES
Other Securities (a) ...................                     58,494     0.06
                                                       ------------   ------
BIOTECHNOLOGY
Other Securities (a) ...................                    759,250     0.76
                                                       ------------   ------
BUILDING PRODUCTS
Other Securities (a) ...................                    927,527     0.93
                                                       ------------   ------
CAPITAL MARKETS
E*TRADE Financial Corp. (a)(b)..........     306,068        535,619     0.54
Janus Capital Group, Inc. (a)...........      29,483        396,546     0.40
Teton Advisors, Inc. (Class
  B) (a)(b)(c)..........................          10             23     0.00
Waddell & Reed Financial, Inc.
  (Class A).............................      14,084        430,125     0.43
Other Securities (a) ...................                    840,239     0.85
                                                       ------------   ------
                                                          2,202,552     2.22
                                                       ------------   ------
CHEMICALS
Ashland, Inc. ..........................      10,966        434,473     0.44
RPM International, Inc. ................      21,149        429,959     0.43
Other Securities (a) ...................                  2,763,134     2.78
                                                       ------------   ------
                                                          3,627,566     3.65
                                                       ------------   ------
COMMERCIAL BANKS
Bank of Hawaii Corp. (a)................       7,864        370,080     0.37
Huntington Bancshares, Inc. (a).........     114,947        419,557     0.42
Marshall & Ilsley Corp. (a).............      82,806        451,293     0.45
Other Securities (a) ...................                  9,104,437     9.18
                                                       ------------   ------
                                                         10,345,367    10.42
                                                       ------------   ------
COMMERCIAL SERVICES & SUPPLIES
Other Securities (a) ...................                  1,996,553     2.01
                                                       ------------   ------
COMMUNICATIONS EQUIPMENT
3Com Corp. (b)..........................      64,217        481,627     0.49
Other Securities (a) ...................                    339,209     0.34
                                                       ------------   ------
                                                            820,836     0.83
                                                       ------------   ------
COMPUTERS & PERIPHERALS
Other Securities (a) ...................                    931,767     0.94
                                                       ------------   ------
CONSTRUCTION & ENGINEERING
Other Securities (a) ...................                    854,866     0.86
                                                       ------------   ------
CONSTRUCTION MATERIALS
Other Securities (a) ...................                    183,416     0.18
                                                       ------------   ------
CONSUMER FINANCE
Other Securities (a) ...................                    528,366     0.53
                                                       ------------   ------
CONTAINERS & PACKAGING
Packaging Corp. of America (a)..........      16,810        386,798     0.39
Temple-Inland, Inc. ....................      17,421        367,757     0.37
Other Securities (a) ...................                    587,553     0.59
                                                       ------------   ------
                                                          1,342,108     1.35
                                                       ------------   ------
DISTRIBUTORS
Other Securities (a) ...................                     73,795     0.07
                                                       ------------   ------
DIVERSIFIED CONSUMER SERVICES
Service Corp. International.............      41,205        337,469     0.34
Other Securities (a) ...................                    473,469     0.48
                                                       ------------   ------
                                                            810,938     0.82
                                                       ------------   ------
DIVERSIFIED FINANCIAL SERVICES
Other Securities (a) ...................                    329,245     0.33
                                                       ------------   ------
DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a) ...................                    504,836     0.51
                                                       ------------   ------
ELECTRIC UTILITIES
Great Plains Energy, Inc. (a)...........      22,182        430,109     0.43
Other Securities (a) ...................                  2,139,259     2.16
                                                       ------------   ------
                                                          2,569,368     2.59
                                                       ------------   ------
ELECTRICAL EQUIPMENT
Other Securities (a) ...................                  1,563,721     1.57
                                                       ------------   ------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Tech Data Corp. (b).....................       8,247        384,805     0.39
Other Securities (a) ...................                  1,242,803     1.25
                                                       ------------   ------
                                                          1,627,608     1.64
                                                       ------------   ------
ENERGY EQUIPMENT & SERVICES
Other Securities (a) ...................                    416,939     0.42
                                                       ------------   ------
FOOD & STAPLES RETAILING
Other Securities (a) ...................                  1,191,925     1.20
                                                       ------------   ------
FOOD PRODUCTS
Corn Products International, Inc. ......      12,141        354,881     0.36
Del Monte Foods Co. ....................      32,713        370,965     0.37
Other Securities (a) ...................                  1,275,071     1.28
                                                       ------------   ------
                                                          2,000,917     2.01
                                                       ------------   ------
GAS UTILITIES
Other Securities (a) ...................                  1,586,105     1.60
                                                       ------------   ------
HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a) ...................                  1,089,282     1.10
                                                       ------------   ------
HEALTH CARE PROVIDERS & SERVICES
Health Net, Inc. (a)(b).................      16,980        395,464     0.40
Tenet Healthcare Corp. (b)..............      78,765        424,543     0.43
Other Securities (a) ...................                  1,975,983     1.99
                                                       ------------   ------
                                                          2,795,990     2.82
                                                       ------------   ------
HEALTH CARE TECHNOLOGY
Other Securities (a) ...................                      9,647     0.01
                                                       ------------   ------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
HOTELS, RESTAURANTS & LEISURE
Other Securities (a) ...................               $  1,978,532     1.99%
                                                       ------------   ------
HOUSEHOLD DURABLES
Tupperware Brands Corp. ................      10,243        477,016     0.48
Other Securities (a) ...................                  1,331,379     1.34
                                                       ------------   ------
                                                          1,808,395     1.82
                                                       ------------   ------
HOUSEHOLD PRODUCTS
Other Securities  ......................                    185,020     0.19
                                                       ------------   ------
INDUSTRIAL CONGLOMERATES
Carlisle Cos., Inc. ....................      10,070        344,998     0.35
Other Securities (a) ...................                    228,163     0.23
                                                       ------------   ------
                                                            573,161     0.58
                                                       ------------   ------
INSURANCE
Arthur J. Gallagher & Co. ..............      16,348        367,994     0.37
Assured Guaranty, Ltd. .................      20,592        448,082     0.45
Validus Holdings, Ltd. .................      15,512        417,893     0.42
Other Securities (a) ...................                  6,029,743     6.07
                                                       ------------   ------
                                                          7,263,712     7.31
                                                       ------------   ------
INTERNET & CATALOG RETAIL
Other Securities (a) ...................                     17,714     0.02
                                                       ------------   ------
INTERNET SOFTWARE & SERVICES
Other Securities  ......................                    239,179     0.24
                                                       ------------   ------
IT SERVICES
Other Securities (a) ...................                  1,260,733     1.27
                                                       ------------   ------
LEISURE EQUIPMENT & PRODUCTS
Other Securities (a) ...................                    806,602     0.81
                                                       ------------   ------
LIFE SCIENCES TOOLS & SERVICES
Other Securities (a) ...................                    364,072     0.37
                                                       ------------   ------
MACHINERY
IDEX Corp. .............................      13,214        411,616     0.41
Kennametal, Inc. (a)....................      13,148        340,796     0.34
Oshkosh Corp. ..........................      14,285        528,974     0.53
Snap-On, Inc. ..........................       9,466        400,033     0.40
Other Securities (a) ...................                  2,828,166     2.86
                                                       ------------   ------
                                                          4,509,585     4.54
                                                       ------------   ------
MARINE
Other Securities (a) ...................                    434,908     0.44
                                                       ------------   ------
MEDIA
Gannett Co., Inc. (a)...................      37,692        559,726     0.56
Other Securities (a) ...................                  1,249,366     1.26
                                                       ------------   ------
                                                          1,809,092     1.82
                                                       ------------   ------
METALS & MINING
Other Securities (a) ...................                  1,197,080     1.21
                                                       ------------   ------
MULTI-UTILITIES
Other Securities (a) ...................                    622,935     0.63
                                                       ------------   ------
MULTILINE RETAIL
Big Lots, Inc. (b)......................      13,510        391,520     0.39
Other Securities (a) ...................                    391,734     0.40
                                                       ------------   ------
                                                            783,254     0.79
                                                       ------------   ------
OIL, GAS & CONSUMABLE FUELS
Southern Union Co. .....................      17,123        388,692     0.39
Other Securities (a) ...................                  1,379,239     1.39
                                                       ------------   ------
                                                          1,767,931     1.78
                                                       ------------   ------
PAPER & FOREST PRODUCTS
Other Securities (a) ...................                    692,999     0.70
                                                       ------------   ------
PERSONAL PRODUCTS
Other Securities (a) ...................                    340,390     0.34
                                                       ------------   ------
PHARMACEUTICALS
Other Securities (a) ...................                    412,461     0.42
                                                       ------------   ------
PROFESSIONAL SERVICES
Other Securities (a) ...................                    149,976     0.15
                                                       ------------   ------
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities,
  Inc. (a)..............................       7,163        460,509     0.46
Camden Property Trust...................      10,565        447,639     0.45
Chimera Investment Corp. (a)............     103,163        400,272     0.40
Duke Realty Corp. (a)...................      36,759        447,357     0.45
Essex Property Trust, Inc. (a)..........       4,790        400,683     0.40
Highwoods Properties, Inc. (a)..........      11,629        387,827     0.39
Hospitality Properties Trust............      20,089        476,310     0.48
Mack-Cali Realty Corp. .................      12,832        443,602     0.45
Senior Housing Properties Trust.........      20,872        456,471     0.46
SL Green Realty Corp. (a)...............      12,577        631,868     0.64
The Macerich Co. (a)....................      15,386        553,127     0.56
UDR, Inc. (a)...........................      25,138        413,269     0.42
Weingarten Realty Investors.............      19,657        389,012     0.39
Other Securities (a) ...................                  9,535,940     9.60
                                                       ------------   ------
                                                         15,443,886    15.55
                                                       ------------   ------
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a) ...................                    381,098     0.38
                                                       ------------   ------
ROAD & RAIL
Other Securities (a) ...................                    787,086     0.79
                                                       ------------   ------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other Securities (a) ...................                    669,295     0.67
                                                       ------------   ------
SOFTWARE
Other Securities (a) ...................                  1,154,636     1.16
                                                       ------------   ------
SPECIALTY RETAIL
RadioShack Corp. (a)....................      20,500        399,750     0.40
Signet Jewelers, Ltd. (b)...............      13,961        373,038     0.38
Other Securities (a) ...................                  3,049,896     3.07
                                                       ------------   ------
                                                          3,822,684     3.85
                                                       ------------   ------
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands, Inc. (a)(b)................      15,407        371,463     0.37
Phillips-Van Heusen Corp. ..............       8,441        343,380     0.35
Other Securities (a) ...................                  1,434,007     1.44
                                                       ------------   ------
                                                          2,148,850     2.16
                                                       ------------   ------
THRIFTS & MORTGAGE FINANCE
First Niagara Financial Group, Inc. ....      30,031        417,731     0.42


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       % OF
                                                                        NET
SECURITY DESCRIPTION                        SHARES         VALUE      ASSETS
--------------------                        ------         -----      ------
Washington Federal, Inc. (a)............      18,483   $    357,461     0.36%
Other Securities (a) ...................                  1,326,551     1.34
                                                       ------------   ------
                                                          2,101,743     2.12
                                                       ------------   ------
TOBACCO
Other Securities (a) ...................                    354,617     0.36
                                                       ------------   ------
TRADING COMPANIES & DISTRIBUTORS
Other Securities (a) ...................                    816,523     0.82
                                                       ------------   ------
WATER UTILITIES
Other Securities (a) ...................                    337,338     0.34
                                                       ------------   ------
WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a) ...................                    122,022     0.12
                                                       ------------   ------
TOTAL COMMON STOCKS --
  (Cost $108,720,851)...................                 98,956,051    99.65
                                                       ------------   ------
RIGHTS
BUILDING PRODUCTS
Builders FirstSource, Inc. (a)(b)
  (expiring 10/01/14) (Cost $0).........                      1,023     0.00
                                                       ------------   ------
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Institutional Liquid
  Reserves Fund (d).....................     148,330        148,330     0.15
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  21,341,361     21,341,361    21.49
                                                       ------------   ------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $21,489,691).....                 21,489,691    21.64
                                                       ------------   ------
TOTAL INVESTMENTS (F) (Cost
  $130,210,542).........................                120,446,765   121.29
OTHER ASSETS AND LIABILITIES............                (21,142,724)  (21.29)
                                                       ------------   ------
NET ASSETS..............................               $ 99,304,041   100.00
                                                       ============   ======




Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represents less than one percent of the net assets of the Fund at December 31, 2009.

(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment
     Committee in accordance with procedures approved by the Board of Trustees. Teton Advisor's Inc. value is determined based on Level 3 inputs. (Note 2)
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 2.1%
BHP Billiton Ltd. ADR (a)...............     27,577   $  2,111,847
                                                      ------------
BRAZIL -- 1.0%
Petroleo Brasileiro SA ADR..............     25,360      1,075,010
                                                      ------------
FINLAND -- 0.8%
Nokia Oyj ADR (a).......................     61,738        793,333
                                                      ------------
FRANCE -- 5.6%
BNP Paribas.............................     16,204      1,299,601
France Telecom SA ADR (a)...............     31,856        804,045
Sanofi-Aventis SA ADR...................     34,914      1,371,073
Total SA ADR............................     35,967      2,303,327
                                                      ------------
                                                         5,778,046
                                                      ------------
GERMANY -- 3.5%
Allianz SE..............................      7,483        935,662
E.ON AG.................................     32,880      1,378,912
Siemens AG ADR..........................     13,437      1,232,173
                                                      ------------
                                                         3,546,747
                                                      ------------
ITALY -- 1.0%
Eni SpA ADR.............................     19,947      1,009,518
                                                      ------------
JAPAN -- 3.1%
Mitsubishi UFJ Financial Group,
  Inc. ADR..............................    227,871      1,121,125
Toyota Motor Corp. ADR..................     24,477      2,059,985
                                                      ------------
                                                         3,181,110
                                                      ------------
NETHERLANDS ANTILLES -- 1.2%
Schlumberger, Ltd. .....................     19,608      1,276,285
                                                      ------------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR *.....      4,028      1,409,800
                                                      ------------
SPAIN -- 4.0%
Banco Santander SA ADR..................    134,091      2,204,456
Telefonica SA ADR.......................     22,439      1,874,105
                                                      ------------
                                                         4,078,561
                                                      ------------
SWITZERLAND -- 6.9%
Nestle SA...............................     60,025      2,914,878
Novartis AG ADR.........................     40,172      2,186,562
Roche Holding AG........................     11,550      1,964,198
                                                      ------------
                                                         7,065,638
                                                      ------------
UNITED KINGDOM -- 11.5%
BP PLC ADR..............................     51,442      2,982,093
GlaxoSmithKline PLC ADR.................     43,040      1,818,440
HSBC Holdings PLC ADR (a)...............     57,250      3,268,402
Royal Dutch Shell PLC ADR...............     29,117      1,750,223
Vodafone Group PLC ADR..................     86,816      2,004,581
                                                      ------------
                                                        11,823,739
                                                      ------------
UNITED STATES -- 57.6%
Abbott Laboratories.....................     25,193      1,360,170
Apple, Inc. (b).........................     14,545      3,066,959
AT&T, Inc. .............................     97,709      2,738,783
Bank of America Corp. ..................    142,257      2,142,390
Chevron Corp. ..........................     32,976      2,538,822
Cisco Systems, Inc. (b).................     94,820      2,269,991
ConocoPhillips..........................     21,340      1,089,834
Exxon Mobil Corp. ......................     77,932      5,314,183
General Electric Co. ...................    173,650      2,627,325
Google, Inc. (Class A)(b)...............      3,956      2,452,641
Hewlett-Packard Co. ....................     38,952      2,006,418
Intel Corp. ............................     91,282      1,862,153
International Business Machines Corp. ..     21,665      2,835,948
Johnson & Johnson.......................     45,488      2,929,882
JPMorgan Chase & Co. ...................     64,505      2,687,923
Merck & Co., Inc. ......................     50,002      1,827,073
Microsoft Corp. ........................    129,920      3,961,261
Oracle Corp. ...........................     62,898      1,543,517
PepsiCo, Inc. ..........................     25,644      1,559,155
Pfizer, Inc. ...........................    132,486      2,409,920
Philip Morris International, Inc. ......     31,319      1,509,263
Procter & Gamble Co. ...................     48,144      2,918,971
The Coca-Cola Co. ......................     34,951      1,992,207
Verizon Communications, Inc. ...........     46,860      1,552,472
Wal-Mart Stores, Inc. ..................     35,947      1,921,367
                                                      ------------
                                                        59,118,628
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $113,705,205)...................               102,268,262
                                                      ------------
SHORT TERM INVESTMENTS -- 2.6%
MONEY MARKET FUNDS -- 2.6%
State Street Institutional Liquid
  Reserves Fund (c).....................     70,952         70,952
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  2,613,086      2,613,086
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,684,038).....................                 2,684,038
                                                      ------------
TOTAL INVESTMENTS -- 102.3% (E)
  (Cost $116,389,243)...................               104,952,300
OTHER ASSETS AND
  LIABILITIES -- (2.3)%.................                (2,311,504)
                                                      ------------
NET ASSETS -- 100.0%....................              $102,640,796
                                                      ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
  * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.


See accompanying notes to financial statements.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.6%
DIVERSIFIED REITS -- 9.0%
Colonial Properties Trust (a)...........      321,229   $    3,768,016
Liberty Property Trust..................      540,830       17,311,968
PS Business Parks, Inc. ................       91,014        4,555,251
Vornado Realty Trust (a)................      872,592       61,029,085
Washington Real Estate Investment
  Trust (a).............................      289,282        7,969,719
                                                        --------------
                                                            94,634,039
                                                        --------------
INDUSTRIAL REITS -- 6.3%
AMB Property Corp. (a)..................      708,226       18,095,174
DCT Industrial Trust, Inc. (a)..........    1,004,102        5,040,592
DuPont Fabros Technology, Inc. (a)......      202,137        3,636,445
EastGroup Properties, Inc. (a)..........      125,717        4,812,447
First Industrial Realty Trust,
  Inc. (a)(b)...........................      260,864        1,364,319
First Potomac Realty Trust (a)..........      145,523        1,829,224
ProLogis (a)............................    2,292,034       31,377,945
                                                        --------------
                                                            66,156,146
                                                        --------------
OFFICE REITS -- 18.1%
Alexandria Real Estate Equities,
  Inc. (a)..............................      210,045       13,503,793
BioMed Realty Trust, Inc. (a)...........      466,534        7,361,906
Boston Properties, Inc. (a).............      671,297       45,023,890
Brandywine Realty Trust.................      622,620        7,097,868
Corporate Office Properties Trust (a)...      280,958       10,291,492
Cousins Properties, Inc. (a)............      401,831        3,065,970
Digital Realty Trust, Inc. (a)..........      339,291       17,059,551
Douglas Emmett, Inc. (a)................      588,126        8,380,795
Duke Realty Corp. (a)...................    1,084,169       13,194,337
Franklin Street Properties Corp. .......      344,865        5,038,478
Highwoods Properties, Inc. (a)..........      343,199       11,445,687
HRPT Properties Trust (a)...............    1,091,630        7,062,846
Kilroy Realty Corp. (a).................      208,913        6,407,362
Mack-Cali Realty Corp. (a)..............      379,361       13,114,510
Parkway Properties, Inc. (a)............      104,061        2,166,550
SL Green Realty Corp. (a)...............      372,171       18,697,871
                                                        --------------
                                                           188,912,906
                                                        --------------
RESIDENTIAL REITS -- 16.1%
American Campus Communities, Inc. (a)...      255,230        7,171,963
Apartment Investment & Management Co.
  (Class A) (a).........................      565,825        9,007,934
Avalonbay Communities, Inc. (a).........      394,419       32,385,744
BRE Properties, Inc. (a)................      263,223        8,707,417
Camden Property Trust (a)...............      310,536       13,157,410
Education Realty Trust, Inc. ...........      256,755        1,242,694
Equity Lifestyle Properties, Inc. (a)...      147,080        7,423,128
Equity Residential (a)..................    1,326,450       44,807,481
Essex Property Trust, Inc. (a)..........      141,020       11,796,323
Home Properties, Inc. (a)...............      162,521        7,753,877
Mid-America Apartment Communities,
  Inc. (a)..............................      139,787        6,748,917
Post Properties, Inc. (a)...............      234,735        4,600,806
Sun Communities, Inc. (a)...............       83,224        1,643,674
UDR, Inc. (a)...........................      740,062       12,166,619
                                                        --------------
                                                           168,613,987
                                                        --------------
RETAIL REITS -- 23.8%
Acadia Realty Trust (a).................      192,075        3,240,305
Alexander's, Inc. (a)(b)................       12,754        3,882,573
CBL & Associates Properties, Inc. ......      667,712        6,456,775
Cedar Shopping Centers, Inc. (a)........      251,436        1,709,765
Developers Diversified Realty
  Corp. (a).............................      616,583        5,709,558
Equity One, Inc. .......................      189,418        3,062,889
Federal Realty Investment Trust (a).....      295,097       19,983,969
Inland Real Estate Corp. (a)............      354,851        2,892,035
Kimco Realty Corp. (a)..................    1,945,975       26,329,042
Kite Realty Group Trust (a).............      305,025        1,241,452
Pennsylvania Real Estate Investment
  Trust (a).............................      216,062        1,827,884
Ramco-Gershenson Properties Trust (a)...      149,148        1,422,872
Regency Centers Corp. (a)...............      427,763       14,997,371
Saul Centers, Inc. .....................       35,833        1,173,889
Simon Property Group, Inc. (a)..........    1,380,990      110,203,002
Tanger Factory Outlet Centers,
  Inc. (a)..............................      192,809        7,517,623
Taubman Centers, Inc. (a)...............      254,758        9,148,360
The Macerich Co. (a)....................      458,338       16,477,251
Weingarten Realty Investors (a).........      579,209       11,462,546
                                                        --------------
                                                           248,739,161
                                                        --------------
SPECIALIZED REITS -- 26.3%
Ashford Hospitality Trust (a)(b)........      299,161        1,388,107
DiamondRock Hospitality Co. ............      572,824        4,851,819
Extra Space Storage, Inc. (a)...........      418,674        4,835,685
FelCor Lodging Trust, Inc. (b)..........      313,740        1,129,464
HCP, Inc. (a)...........................    1,408,523       43,016,292
Health Care REIT, Inc. .................      595,818       26,406,654
Healthcare Realty Trust, Inc. (a).......      284,918        6,114,340
Hersha Hospitality Trust................      272,764          856,479
Hospitality Properties Trust............      591,498       14,024,418
Host Hotels & Resorts, Inc. (a)(b)......    3,077,129       35,910,096
LaSalle Hotel Properties (a)............      306,967        6,516,909
Nationwide Health Properties, Inc. (a)..      543,569       19,122,757
Public Storage..........................      622,690       50,718,101
Senior Housing Properties Trust.........      614,969       13,449,372
Sovran Self Storage, Inc. ..............      130,366        4,657,977
Sunstone Hotel Investors, Inc. (a)(b)...      460,930        4,093,058
U-Store-It Trust (a)....................      378,486        2,770,518
Universal Health Realty Income Trust....       53,130        1,701,754
Ventas, Inc. (a)........................      758,084       33,158,594
                                                        --------------
                                                           274,722,394
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,336,944,457).................                 1,041,778,633
                                                        --------------


See accompanying notes to financial statements.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 22.7%
MONEY MARKET FUNDS -- 22.7%
State Street Institutional Liquid
  Reserves Fund (c).....................    1,375,428   $    1,375,428
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  235,536,466      235,536,466
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $236,911,894)...................                   236,911,894
                                                        --------------
TOTAL INVESTMENTS -- 122.3% (E)
  (Cost $1,573,856,351).................                 1,278,690,527
OTHER ASSETS AND
  LIABILITIES -- (22.3)%................                  (233,361,322)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,045,329,205
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 9.6%
Northern Trust Corp. ...................      349,788   $  18,328,891
State Street Corp. (a)..................      556,527      24,231,186
The Bank of New York Mellon Corp. ......    1,252,927      35,044,368
                                                        -------------
                                                           77,604,445
                                                        -------------
CONSUMER FINANCE -- 3.9%
Capital One Financial Corp. ............      833,589      31,959,802
                                                        -------------
DIVERSIFIED BANKS -- 18.2%
Comerica, Inc. (b)......................      976,282      28,868,659
U.S. Bancorp............................    2,402,083      54,070,888
Wells Fargo & Co. ......................    2,372,193      64,025,489
                                                        -------------
                                                          146,965,036
                                                        -------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.2%
Bank of America Corp. ..................    4,862,662      73,231,690
Citigroup, Inc. ........................   19,364,012      64,094,880
JPMorgan Chase & Co. ...................    1,400,959      58,377,961
                                                        -------------
                                                          195,704,531
                                                        -------------
REGIONAL BANKS -- 40.9%
BB&T Corp. (b)..........................    1,355,965      34,400,832
Commerce Bancshares, Inc. (b)...........      478,122      18,512,884
Cullen/Frost Bankers, Inc. (b)..........      342,388      17,119,400
Fifth Third Bancorp (b).................    3,282,399      32,003,390
Huntington Bancshares, Inc. (b).........    7,148,771      26,093,014
Keycorp (b).............................    3,810,333      21,147,348
M&T Bank Corp. (b)......................      549,971      36,787,560
Marshall & Ilsley Corp. (b).............    5,400,749      29,434,082
PNC Financial Services Group, Inc. .....      583,592      30,807,822
Regions Financial Corp. (b).............    6,129,162      32,423,267
SunTrust Banks, Inc. (b)................    1,639,046      33,256,243
Zions Bancorporation (b)................    1,445,261      18,542,699
                                                        -------------
                                                          330,528,541
                                                        -------------
THRIFTS & MORTGAGE FINANCE -- 3.1%
First Niagara Financial Group,
  Inc. (b)..............................      463,065       6,441,234
People's United Financial, Inc. (b).....    1,127,755      18,833,509
                                                        -------------
                                                           25,274,743
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $1,019,009,850).................                  808,037,098
                                                        -------------
SHORT TERM INVESTMENTS -- 13.6%
MONEY MARKET FUNDS -- 13.6%
State Street Institutional Liquid
  Reserves Fund (c).....................      442,884         442,884
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  109,558,544     109,558,544
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $110,001,428)...................                  110,001,428
                                                        -------------
TOTAL INVESTMENTS -- 113.5% (E)
  (Cost $1,129,011,278).................                  918,038,526
OTHER ASSETS AND
  LIABILITIES -- (13.5)%................                 (109,114,247)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 808,924,279
                                                        =============





(a)  Affiliated issuer. (Note 3)
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 28.3%
Franklin Resources, Inc. ...............      30,465   $  3,209,488
Janus Capital Group, Inc. (a)...........     290,672      3,909,539
Legg Mason, Inc. .......................     113,076      3,410,372
SEI Investments Co. ....................     193,543      3,390,873
State Street Corp. (b)..................     140,771      6,129,169
T. Rowe Price Group, Inc. (a)...........      63,609      3,387,179
                                                       ------------
                                                         23,436,620
                                                       ------------
INVESTMENT BANKING & BROKERAGE -- 53.3%
Greenhill & Co., Inc. ..................      18,315      1,469,596
Investment Technology Group, Inc. (c)...     102,978      2,028,667
Jefferies Group, Inc. (a)(c)............     141,151      3,349,513
Knight Capital Group, Inc. (Class
  A) (a)(c).............................     141,723      2,182,534
Lazard, Ltd. (Class A)..................      90,073      3,420,072
Morgan Stanley..........................     232,881      6,893,278
optionsXpress Holdings, Inc. ...........     174,694      2,699,022
Piper Jaffray Co., Inc. (a)(c)..........      25,182      1,274,461
Raymond James Financial, Inc. (a).......     145,042      3,447,648
Stifel Financial Corp. (a)(c)...........      35,927      2,128,316
TD Ameritrade Holding Corp. (c).........     160,780      3,115,916
The Charles Schwab Corp. ...............     287,326      5,407,475
The Goldman Sachs Group, Inc. ..........      39,126      6,606,034
                                                       ------------
                                                         44,022,532
                                                       ------------
SPECIALIZED FINANCE -- 18.3%
CME Group, Inc. (a).....................      18,133      6,091,781
Interactive Brokers Group, Inc. (Class
  A) (a)(c).............................      89,584      1,587,429
Intercontinental Exchange, Inc. (c).....      27,901      3,133,282
NYSE Euronext...........................     101,156      2,559,247
The Nasdaq OMX Group, Inc. (c)..........      89,288      1,769,688
                                                       ------------
                                                         15,141,427
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $107,873,367)...................                 82,600,579
                                                       ------------
SHORT TERM INVESTMENTS -- 13.0%
MONEY MARKET FUNDS -- 13.0%
State Street Institutional Liquid
  Reserves Fund (d).....................     175,229        175,229
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  10,555,072     10,555,072
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,730,301)....................                 10,730,301
                                                       ------------
TOTAL INVESTMENTS -- 112.9% (F)
  (Cost $118,603,668)...................                 93,330,880
OTHER ASSETS AND
  LIABILITIES -- (12.9)%................                (10,646,098)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 82,684,782
                                                       ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Affiliated issuer.  (Note 3)
(c)  Non-income producing security.
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 4.0%
Ameriprise Financial, Inc. .............    154,427   $  5,994,856
                                                      ------------
INSURANCE BROKERS -- 6.7%
AON Corp. ..............................    120,673      4,626,603
Marsh & McLennan Cos., Inc. ............    252,058      5,565,440
                                                      ------------
                                                        10,192,043
                                                      ------------
LIFE & HEALTH INSURANCE -- 33.8%
AFLAC, Inc. ............................    247,737     11,457,836
Lincoln National Corp. .................    257,490      6,406,351
MetLife, Inc. ..........................    308,391     10,901,622
Principal Financial Group, Inc. ........    257,799      6,197,488
Prudential Financial, Inc. .............    202,829     10,092,771
Unum Group..............................    305,424      5,961,877
                                                      ------------
                                                        51,017,945
                                                      ------------
MULTI-LINE INSURANCE -- 11.5%
Assurant, Inc. .........................    148,828      4,387,449
Genworth Financial, Inc. (Class A) (a)..    631,168      7,163,757
Hartford Financial Services
  Group, Inc. ..........................    250,850      5,834,771
                                                      ------------
                                                        17,385,977
                                                      ------------
PROPERTY & CASUALTY INSURANCE -- 36.1%
Axis Capital Holdings, Ltd. ............    184,491      5,241,389
Chubb Corp. ............................    222,535     10,944,271
Cincinnati Financial Corp. (b)..........    174,759      4,585,676
Fidelity National Financial, Inc.
  (Class A).............................    233,780      3,146,679
MBIA, Inc. (a)(b).......................    502,728      2,000,857
The Allstate Corp. .....................    209,812      6,302,753
The Progressive Corp. (a)...............    325,165      5,849,718
The Travelers Cos., Inc. ...............    212,061     10,573,362
XL Capital, Ltd. (Class A)..............    323,414      5,928,179
                                                      ------------
                                                        54,572,884
                                                      ------------
REINSURANCE -- 4.8%
Arch Capital Group, Ltd. (a)............     37,357      2,672,894
Everest Re Group, Ltd. .................     53,034      4,543,953
                                                      ------------
                                                         7,216,847
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 2.8%
MGIC Investment Corp. (a)(b)............    739,556      4,274,634
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $165,694,122)...................               150,655,186
                                                      ------------
SHORT TERM INVESTMENTS -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Institutional Liquid
  Reserves Fund (c).....................    172,892        172,892
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  4,287,257      4,287,257
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,460,149).....................                 4,460,149
                                                      ------------
TOTAL INVESTMENTS -- 102.7% (E)
  (Cost $170,154,271)...................               155,115,335
OTHER ASSETS AND
  LIABILITIES -- (2.7)%.................                (4,075,542)
                                                      ------------
NET ASSETS -- 100.0%....................              $151,039,793
                                                      ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR KBW MORTGAGE FINANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
COMMERCIAL BANKS -- 7.2%
Popular, Inc. ..........................  61,744   $  139,541
United Community Banks, Inc. (a)........  45,130      152,991
                                                   ----------
                                                      292,532
                                                   ----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
PHH Corp. (a)...........................   9,510      153,206
                                                   ----------
HOUSEHOLD DURABLES -- 32.7%
D.R. Horton, Inc. ......................  25,260      274,576
KB HOME.................................   9,504      130,015
Lennar Corp. (Class A)..................  11,103      141,785
M.D.C. Holdings, Inc. ..................   4,685      145,422
Meritage Homes Corp. (a)................   7,242      139,988
Pulte Homes, Inc. (a)...................  27,161      271,610
Ryland Group, Inc. .....................   5,285      104,115
Toll Brothers, Inc. (a).................   7,020      132,046
                                                   ----------
                                                    1,339,557
                                                   ----------
INSURANCE -- 7.9%
Fidelity National Financial, Inc.
  (Class A).............................  10,821      145,651
First American Corp. ...................   5,334      176,609
                                                   ----------
                                                      322,260
                                                   ----------
IT SERVICES -- 8.3%
Lender Processing Services, Inc. .......   8,396      341,381
                                                   ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.5%
Avatar Holdings, Inc. (a)...............   5,884      100,087
                                                   ----------
THRIFTS & MORTGAGE FINANCE -- 37.6%
Astoria Financial Corp. ................  10,212      126,935
Capitol Federal Financial...............   3,427      107,814
Hudson City Bancorp, Inc. ..............  21,332      292,888
MGIC Investment Corp. (a)...............  10,656       61,591
NewAlliance Bancshares, Inc. ...........  12,311      147,855
New York Community Bancorp, Inc. .......  27,822      403,697
Ocwen Financial Corp. (a)...............  15,895      152,115
TFS Financial Corp. ....................   7,472       90,710
Washington Federal, Inc. ...............   8,052      155,726
                                                   ----------
                                                    1,539,331
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $4,189,549).....................            4,088,354
                                                   ----------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
State Street Institutional Liquid
  Reserves Fund (b)
  (Cost $4,571).........................   4,571        4,571
                                                   ----------
TOTAL INVESTMENTS -- 100.0% (C)
  (Cost $4,194,120).....................            4,092,925
OTHER ASSETS AND
  LIABILITIES -- 0.0% (D)...............                   62
                                                   ----------
NET ASSETS -- 100.0%....................           $4,092,987
                                                   ==========





(a)  Non-income producing security.
(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
(d)  Amount represents less then 0.05% of net assets.




See accompanying notes to financial statements.

SPDR KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 99.8%
REGIONAL BANKS -- 92.0%
Associated Ban-Corp. (a)................      694,036   $   7,641,336
BancorpSouth, Inc. (a)..................      380,357       8,923,175
Bank of Hawaii Corp. (a)................      246,629      11,606,361
BOK Financial Corp. ....................      184,998       8,791,105
Boston Private Financial Holdings,
  Inc. (a)..............................    1,639,439       9,459,563
Cathay General Bancorp (a)..............      874,188       6,600,119
City Holding Co. (a)....................      267,284       8,641,292
City National Corp. (a).................      221,027      10,078,831
Columbia Banking System, Inc. (a).......      550,036       8,899,583
Community Bank System, Inc. (a).........      472,843       9,130,598
CVB Financial Corp. (a).................    1,397,601      12,075,273
East West Bancorp, Inc. ................      565,341       8,932,388
F.N.B. Corp. (a)........................    1,521,104      10,328,296
First Commonwealth Financial Corp. (a)..    1,121,485       5,214,905
First Financial Bancorp (a).............      632,198       9,204,803
First Horizon National Corp. (b)........      591,161       7,921,564
First Midwest Bancorp, Inc. (a).........      765,861       8,340,226
FirstMerit Corp. .......................      549,806      11,073,093
Fulton Financial Corp. (a)..............    1,336,003      11,649,946
Glacier Bancorp, Inc. ..................      498,789       6,843,385
Hancock Holding Co. (a).................      205,586       9,002,611
IBERIABANK Corp. .......................      164,464       8,849,808
MB Financial, Inc. (a)..................      575,502      11,348,899
National Penn Bancshares, Inc. (a)......    1,239,143       7,174,638
Old National Bancorp (a)................      909,587      11,306,166
PacWest Bancorp (a).....................      554,996      11,183,169
Pinnacle Financial Partners,
  Inc. (a)(b)...........................      719,553      10,232,044
PrivateBancorp, Inc. (a)................      494,028       4,431,431
Prosperity Bancshares, Inc. (a).........      246,660       9,982,330
S&T Bancorp, Inc. (a)...................      385,627       6,559,515
Signature Bank (b)......................      334,014      10,655,047
Sterling Bancshares, Inc. (a)...........    1,141,775       5,857,306
Susquehanna Bancshares, Inc. (a)........    1,090,149       6,420,978
SVB Financial Group (a)(b)..............      262,084      10,926,282
Synovus Financial Corp. (a).............    4,225,446       8,662,164
TCF Financial Corp. (a).................      539,796       7,352,022
Texas Capital Bancshares, Inc. (a)(b)...      637,382       8,897,853
Trustmark Corp. (a).....................      421,454       9,499,573
UMB Financial Corp. ....................      185,135       7,285,062
Umpqua Holdings Corp. (a)...............      796,594      10,682,326
United Bankshares, Inc. (a).............      359,949       7,188,182
Valley National Bancorp (a).............      714,300      10,093,059
Westamerica Bancorporation (a)..........      149,085       8,254,836
Whitney Holding Corp. (a)...............    1,043,276       9,504,244
Wilmington Trust Corp. (a)..............      570,678       7,042,166
Wintrust Financial Corp. (a)............      298,157       9,180,254
                                                        -------------
                                                          408,927,807
                                                        -------------
THRIFTS & MORTGAGE FINANCE -- 7.8%
Brookline Bancorp, Inc. ................      842,995       8,354,081
Hudson City Bancorp, Inc. ..............      560,385       7,694,086
Provident Financial Services, Inc. .....      806,985       8,594,390
Webster Financial Corp. (a).............      842,816      10,004,226
                                                        -------------
                                                           34,646,783
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $575,937,784)...................                  443,574,590
                                                        -------------
SHORT TERM INVESTMENTS -- 27.5%
MONEY MARKET FUNDS -- 27.5%
State Street Institutional Liquid
  Reserves Fund (c).....................      340,501         340,501
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  122,029,837     122,029,837
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $122,370,338)...................                  122,370,338
                                                        -------------
TOTAL INVESTMENTS -- 127.3% (E)
  (Cost $698,308,122)...................                  565,944,928
OTHER ASSETS AND
  LIABILITIES -- (27.3)%................                 (121,248,404)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 444,696,524
                                                        =============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 17.0%
Cisco Systems, Inc. (a).................     305,676   $  7,317,883
Juniper Networks, Inc. (a)..............     273,242      7,287,364
Nokia Oyj ADR (b).......................     572,754      7,359,889
QUALCOMM, Inc. .........................     159,991      7,401,184
Research In Motion, Ltd. (a)............     101,870      6,880,300
Telefonaktiebolaget LM Ericsson (Class
  B) ADR (b)............................     787,910      7,240,893
                                                       ------------
                                                         43,487,513
                                                       ------------
COMPUTERS & PERIPHERALS -- 20.1%
Apple, Inc. (a).........................      36,585      7,714,313
Dell, Inc. (a)..........................     518,957      7,452,222
EMC Corp. (a)...........................     411,225      7,184,101
Hewlett-Packard Co. ....................     138,464      7,132,281
International Business Machines Corp. ..      55,743      7,296,759
NetApp, Inc. (a)........................     214,575      7,379,234
Sun Microsystems, Inc. (a)..............     764,232      7,160,854
                                                       ------------
                                                         51,319,764
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.9%
Flextronics International, Ltd. (a).....   1,011,398      7,393,319
                                                       ------------
HOUSEHOLD DURABLES -- 2.8%
Sony Corp, ADR..........................     249,000      7,221,000
                                                       ------------
INTERNET & CATALOG RETAIL -- 2.9%
Amazon.com, Inc. (a)....................      55,374      7,448,910
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 8.7%
eBay, Inc. (a)..........................     314,578      7,405,166
Google, Inc. (Class A) (a)..............      11,988      7,432,320
Yahoo!, Inc. (a)(b).....................     441,815      7,413,656
                                                       ------------
                                                         22,251,142
                                                       ------------
IT SERVICES -- 8.4%
Accenture PLC (Class A).................     172,373      7,153,479
Automatic Data Processing, Inc. ........     168,352      7,208,833
Infosys Technologies, Ltd. ADR..........     130,357      7,204,831
                                                       ------------
                                                         21,567,143
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.3%
Analog Devices, Inc. ...................     230,570      7,281,401
Applied Materials, Inc. ................     524,308      7,308,854
Broadcom Corp. (Class A) (a)............     226,240      7,115,248
Intel Corp. ............................     363,810      7,421,724
NVIDIA Corp. (a)........................     423,930      7,919,012
Texas Instruments, Inc. ................     280,118      7,299,875
                                                       ------------
                                                         44,346,114
                                                       ------------
SOFTWARE -- 19.8%
Activision Blizzard, Inc. (a)...........     644,690      7,162,506
Adobe Systems, Inc. (a).................     190,995      7,024,796
Intuit, Inc. (a)........................     233,611      7,174,194
Microsoft Corp. ........................     235,779      7,188,902
Oracle Corp. ...........................     292,991      7,189,999
Salesforce.com, Inc. (a)(b).............     105,067      7,750,792
SAP AG ADR..............................     153,891      7,203,638
                                                       ------------
                                                         50,694,827
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $240,651,022)...................                255,729,732
                                                       ------------
SHORT TERM INVESTMENTS -- 4.3%
MONEY MARKET FUNDS -- 4.3%
State Street Institutional Liquid
  Reserves Fund (c).....................     362,970        362,970
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  10,772,745     10,772,745
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,135,715)....................                 11,135,715
                                                       ------------
TOTAL INVESTMENTS -- 104.2% (E)
  (Cost $251,786,737)...................                266,865,447
                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (4.2)%.................                (10,822,308)
                                                       ------------
NET ASSETS -- 100.0%....................               $256,043,139
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investment of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


ADR = American Depositary Receipt.


See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 4.4%
Brown-Forman Corp. (Class B) (a)........      307,832   $   16,490,560
PepsiCo, Inc. ..........................      308,786       18,774,189
The Coca-Cola Co. ......................      339,712       19,363,584
                                                        --------------
                                                            54,628,333
                                                        --------------
CAPITAL MARKETS -- 1.2%
Eaton Vance Corp. (a)...................      491,562       14,948,400
                                                        --------------
CHEMICALS -- 6.7%
Air Products & Chemicals, Inc. .........      181,715       14,729,818
PPG Industries, Inc. ...................      413,036       24,179,127
RPM International, Inc. (a).............    1,395,199       28,364,396
The Valspar Corp. (a)...................      580,884       15,765,192
                                                        --------------
                                                            83,038,533
                                                        --------------
COMMERCIAL BANKS -- 1.3%
Commerce Bancshares, Inc. ..............      422,660       16,365,395
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.0%
ABM Industries, Inc. (a)................      927,811       19,168,575
Pitney Bowes, Inc. (a)..................    1,859,102       42,313,162
                                                        --------------
                                                            61,481,737
                                                        --------------
COMPUTERS & PERIPHERALS -- 2.4%
Diebold, Inc. (a).......................    1,055,997       30,043,115
                                                        --------------
CONTAINERS & PACKAGING -- 3.8%
Bemis Co., Inc. ........................      688,880       20,425,292
Sonoco Products Co. ....................      892,841       26,115,599
                                                        --------------
                                                            46,540,891
                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
CenturyTel, Inc. (a)....................    1,102,403       39,918,013
                                                        --------------
ELECTRICAL EQUIPMENT -- 1.8%
Emerson Electric Co. ...................      528,385       22,509,201
                                                        --------------
FOOD & STAPLES RETAILING -- 2.5%
SUPERVALU, Inc. (a).....................    2,403,313       30,546,108
                                                        --------------
FOOD PRODUCTS -- 1.2%
Hormel Foods Corp. .....................      393,784       15,140,995
                                                        --------------
GAS UTILITIES -- 9.2%
National Fuel Gas Co. (a)...............      407,416       20,370,800
Northwest Natural Gas Co. (a)...........      596,733       26,876,854
Piedmont Natural Gas Co., Inc. (a)......    1,259,389       33,688,656
WGL Holdings, Inc. (a)..................      977,639       32,790,012
                                                        --------------
                                                           113,726,322
                                                        --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Teleflex, Inc. (a)......................      336,922       18,156,727
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
McDonald's Corp. .......................      385,047       24,042,335
                                                        --------------
HOUSEHOLD DURABLES -- 3.0%
Leggett & Platt, Inc. (a)...............    1,835,821       37,450,748
                                                        --------------
HOUSEHOLD PRODUCTS -- 5.3%
Kimberly-Clark Corp. ...................      382,652       24,378,759
Procter & Gamble Co. ...................      309,792       18,782,689
The Clorox Co. .........................      372,682       22,733,602
                                                        --------------
                                                            65,895,050
                                                        --------------
INDUSTRIAL CONGLOMERATES -- 1.6%
3M Co. .................................      231,876       19,169,189
                                                        --------------
INSURANCE -- 7.7%
AFLAC, Inc. ............................      364,796       16,871,815
Chubb Corp. (a).........................      391,336       19,245,905
Cincinnati Financial Corp. (a)..........    1,671,880       43,870,131
RLI Corp. (a)...........................      280,600       14,941,950
                                                        --------------
                                                            94,929,801
                                                        --------------
IT SERVICES -- 1.7%
Automatic Data Processing, Inc. ........      489,123       20,944,247
                                                        --------------
MACHINERY -- 4.3%
Dover Corp. ............................      415,514       17,289,538
Pentair, Inc. (a).......................      517,708       16,721,968
The Stanley Works (a)...................      381,967       19,675,120
                                                        --------------
                                                            53,686,626
                                                        --------------
MEDIA -- 1.7%
The McGraw-Hill Cos., Inc. (a)..........      632,606       21,198,627
                                                        --------------
MULTI-UTILITIES -- 13.8%
Black Hills Corp. (a)...................    1,647,614       43,875,961
Consolidated Edison, Inc. (a)...........      849,494       38,592,512
Integrys Energy Group, Inc. (a).........    1,164,587       48,901,008
Vectren Corp. (a).......................    1,619,620       39,972,222
                                                        --------------
                                                           171,341,703
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Exxon Mobil Corp. ......................      207,948       14,179,974
                                                        --------------
PHARMACEUTICALS -- 6.2%
Abbott Laboratories.....................      375,164       20,255,104
Eli Lilly & Co. (a).....................      986,983       35,245,163
Johnson & Johnson.......................      332,208       21,397,517
                                                        --------------
                                                            76,897,784
                                                        --------------
SPECIALTY RETAIL -- 1.3%
The Sherwin-Williams Co. (a)............      256,028       15,784,126
                                                        --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
V. F. Corp. ............................      313,691       22,974,729
                                                        --------------
TOBACCO -- 2.2%
Universal Corp. (a).....................      607,152       27,692,203
                                                        --------------
WATER UTILITIES -- 1.7%
American States Water Co. (a)...........      599,445       21,226,347
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,101,826,547).................                 1,234,457,259
                                                        --------------


See accompanying notes to financial statements.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 14.6%
MONEY MARKET FUNDS -- 14.6%
State Street Institutional Liquid
  Reserves Fund (b).....................    1,705,274   $    1,705,274
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........  179,515,594      179,515,594
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $181,220,868)...................                   181,220,868
                                                        --------------
TOTAL INVESTMENTS -- 114.3% (D)
  (Cost $1,283,047,415).................                 1,415,678,127
OTHER ASSETS AND
  LIABILITIES -- (14.3)%................                  (177,334,927)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,238,343,200
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(c) Investments of cash collateral for securities loaned.
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Acorda Therapeutics, Inc. (a)...........     602,955   $ 15,206,525
Alexion Pharmaceuticals, Inc. (a).......     312,230     15,243,069
Alkermes, Inc. (b)......................   1,652,100     15,546,261
Amgen, Inc. (a).........................     259,405     14,674,541
Amylin Pharmaceuticals, Inc. (a)(b).....   1,044,632     14,823,328
Biogen Idec, Inc. (a)(b)................     300,163     16,058,720
BioMarin Pharmaceutical, Inc. (a)(b)....     852,091     16,027,832
Celgene Corp. (a).......................     276,822     15,413,449
Cephalon, Inc. (a)(b)...................     247,784     15,464,199
Cubist Pharmaceuticals, Inc. (a)........     803,351     15,239,568
Dendreon Corp. (a)(b)...................     577,031     15,164,375
Exelixis, Inc. (a)(b)...................   1,909,058     14,069,757
Genzyme Corp. (a).......................     293,625     14,390,561
Gilead Sciences, Inc. (a)...............     314,574     13,614,763
Human Genome Sciences, Inc. (a)(b)......     519,321     15,891,223
Incyte Corp. (a)(b).....................   1,820,957     16,588,918
Isis Pharmaceuticals, Inc. (a)(b).......   1,463,327     16,242,930
Medivation, Inc. (a)(b).................     424,406     15,978,886
Myriad Genetics, Inc. (a)...............     600,738     15,679,262
Onyx Pharmaceuticals, Inc. (a)(b).......     488,611     14,335,847
OSI Pharmaceuticals, Inc. (a)(b)........     420,285     13,041,444
Regeneron Pharmaceuticals, Inc. (a).....     770,267     18,625,056
Savient Pharmaceuticals, Inc. (a).......   1,145,468     15,589,819
Seattle Genetics, Inc. (a)(b)...........   1,670,995     16,977,309
United Therapeutics Corp. (a)(b)........     312,683     16,462,760
Vertex Pharmaceuticals, Inc. (a)(b).....     366,001     15,683,143
                                                       ------------
                                                        402,033,545
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $422,489,943)...................                402,033,545
                                                       ------------
SHORT TERM INVESTMENTS -- 21.4%
MONEY MARKET FUNDS -- 21.4%
State Street Institutional Liquid
  Reserves Fund (c).....................         100            100
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  85,959,309     85,959,309
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $85,959,409)....................                 85,959,409
                                                       ------------
TOTAL INVESTMENTS -- 121.3% (E)
  (Cost $508,449,352)...................                487,992,954
OTHER ASSETS AND
  LIABILITIES -- (21.3)%................                (85,775,832)
                                                       ------------
NET ASSETS -- 100.0%....................               $402,217,122
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 99.9%
BUILDING PRODUCTS -- 34.5%
Ameron International Corp. (a)..........      451,586   $  28,657,648
Armstrong World Industries,
  Inc. (a)(b)...........................      631,979      24,602,942
Lennox International, Inc. (a)..........      677,777      26,460,414
Masco Corp. (a).........................    1,876,854      25,919,354
Owens Corning, Inc. (a)(b)..............    1,027,585      26,347,279
Quanex Building Products Corp. (a)......    1,475,953      25,046,922
Simpson Manufacturing Co., Inc. (a).....    1,051,284      28,269,027
Universal Forest Products, Inc. (a).....      683,675      25,166,077
USG Corp. (a)(b)........................    1,832,238      25,742,944
                                                        -------------
                                                          236,212,607
                                                        -------------
HOME FURNISHINGS -- 11.3%
Leggett & Platt, Inc. (a)...............    1,255,827      25,618,871
Mohawk Industries, Inc. (a)(b)..........      551,170      26,235,692
Tempur-Pedic International,
  Inc. (a)(b)...........................    1,085,836      25,658,305
                                                        -------------
                                                           77,512,868
                                                        -------------
HOME FURNISHING RETAIL -- 11.0%
Aaron's, Inc. (a).......................      923,100      25,597,563
Bed Bath & Beyond, Inc. (a)(b)..........      665,885      25,723,137
Williams-Sonoma, Inc. (a)...............    1,157,510      24,053,058
                                                        -------------
                                                           75,373,758
                                                        -------------
HOME IMPROVEMENT RETAIL -- 11.0%
Lowe's Cos., Inc. ......................    1,064,975      24,909,766
The Home Depot, Inc. ...................      892,600      25,822,918
The Sherwin-Williams Co. (a)............      405,291      24,986,190
                                                        -------------
                                                           75,718,874
                                                        -------------
HOMEBUILDING -- 32.1%
D.R. Horton, Inc. (a)...................    2,579,190      28,035,795
KB HOME (a).............................    1,916,486      26,217,529
Lennar Corp. (Class A)..................    2,146,126      27,406,029
M.D.C. Holdings, Inc. (a)...............      882,415      27,390,162
NVR, Inc. (a)(b)........................       38,857      27,616,058
Pulte Homes, Inc. (a)(b)................    2,880,144      28,801,440
Ryland Group, Inc. (a)..................    1,405,086      27,680,194
Toll Brothers, Inc. (a)(b)..............    1,427,873      26,858,291
                                                        -------------
                                                          220,005,498
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $697,266,312)...................                  684,823,605
                                                        -------------
SHORT TERM INVESTMENTS -- 28.3%
MONEY MARKET FUNDS -- 28.3%
State Street Institutional Liquid
  Reserves Fund (c).....................      281,697         281,697
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  193,779,554     193,779,554
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $194,061,251)...................                  194,061,251
                                                        -------------
TOTAL INVESTMENTS -- 128.2% (E)
  (Cost $891,327,563)...................                  878,884,856
OTHER ASSETS AND
  LIABILITIES -- (28.2)%................                 (193,449,686)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 685,435,170
                                                        =============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc.
     (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
ALUMINUM -- 4.2%
Alcoa, Inc. (a).........................    2,314,327   $   37,306,951
                                                        --------------
COAL & CONSUMABLE FUELS -- 25.3%
Alpha Natural Resources, Inc. (b).......      857,320       37,190,542
Arch Coal, Inc. (a).....................    1,646,986       36,645,438
CONSOL Energy, Inc. ....................      766,878       38,190,524
Massey Energy Co. (a)...................      892,127       37,478,255
Patriot Coal Corp. (a)(b)...............    2,629,198       40,647,401
Peabody Energy Corp. ...................      796,117       35,992,450
                                                        --------------
                                                           226,144,610
                                                        --------------
DIVERSIFIED METALS & MINING -- 16.2%
Compass Minerals International,
  Inc. (a)..............................      500,151       33,605,146
Freeport-McMoRan Copper & Gold,
  Inc. (b)..............................      440,149       35,339,563
Titanium Metals Corp. (b)...............    3,198,781       40,048,738
Walter Energy, Inc. ....................      470,954       35,467,546
                                                        --------------
                                                           144,460,993
                                                        --------------
GOLD -- 7.0%
Newmont Mining Corp. ...................      660,606       31,253,270
Royal Gold, Inc. (a)....................      675,202       31,802,014
                                                        --------------
                                                            63,055,284
                                                        --------------
PRECIOUS METALS & MINERALS -- 7.1%
Coeur d'Alene Mines Corp. (a)(b)........    1,751,879       31,638,935
Hecla Mining Co. (a)(b).................    5,193,753       32,097,393
                                                        --------------
                                                            63,736,328
                                                        --------------
STEEL -- 40.0%
AK Steel Holding Corp. .................    1,647,680       35,177,968
Allegheny Technologies, Inc. (a)........      929,364       41,607,626
Carpenter Technology Corp. .............    1,296,940       34,952,533
Cliffs Natural Resources, Inc. (a)......      784,457       36,155,623
Commercial Metals Co. ..................    1,997,151       31,255,413
Nucor Corp. ............................      800,238       37,331,103
Reliance Steel & Aluminum Co. ..........      800,673       34,605,087
Schnitzer Steel Industries, Inc.
  (Class A)(a)..........................      709,567       33,846,346
Steel Dynamics, Inc. ...................    1,855,729       32,883,518
United States Steel Corp. (a)...........      717,238       39,534,159
                                                        --------------
                                                           357,349,376
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $824,657,483)...................                   892,053,542
                                                        --------------
SHORT TERM INVESTMENTS -- 14.8%
MONEY MARKET FUNDS -- 14.8%
State Street Institutional Liquid
  Reserves Fund (c).....................      880,772          880,772
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  131,029,305      131,029,305
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $131,910,077)...................                   131,910,077
                                                        --------------
TOTAL INVESTMENTS -- 114.6% (E)
  (Cost $956,567,560)...................                 1,023,963,619
OTHER ASSETS AND
  LIABILITIES -- (14.6)%................                  (130,683,643)
                                                        --------------
NET ASSETS -- 100.0%....................                $  893,279,976
                                                        ==============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 32.7%
Atwood Oceanics, Inc. (a)(b)............     350,745   $ 12,574,208
Diamond Offshore Drilling, Inc. (b).....     125,498     12,351,513
Helmerich & Payne, Inc. (b).............     314,957     12,560,485
Nabors Industries, Ltd. (a)(b)..........     594,543     13,014,546
Patterson-UTI Energy, Inc. (b)..........     793,830     12,185,291
Pride International, Inc. (a)(b)........     381,084     12,160,390
Rowan Cos., Inc. (a)....................     520,209     11,777,532
Unit Corp. (a)(b).......................     303,580     12,902,150
                                                       ------------
                                                         99,526,115
                                                       ------------
OIL & GAS EQUIPMENT & SERVICES -- 67.2%
Baker Hughes, Inc. (b)..................     306,855     12,421,490
BJ Services Co. ........................     661,100     12,296,460
Cameron International Corp. (a).........     317,680     13,279,024
Dresser-Rand Group, Inc. (a)............     410,378     12,972,049
Dril-Quip, Inc. (a).....................     228,202     12,888,849
Exterran Holdings, Inc. (a)(b)..........     581,108     12,464,767
FMC Technologies, Inc. (a)(b)...........     221,295     12,799,703
Halliburton Co. ........................     428,913     12,905,992
National-Oilwell Varco, Inc. ...........     274,380     12,097,414
Oceaneering International, Inc. (a).....     221,784     12,978,800
Oil States International, Inc. (a)(b)...     336,587     13,224,503
Schlumberger, Ltd. .....................     196,470     12,788,232
SEACOR Holdings, Inc. (a)(b)............     162,768     12,411,060
Smith International, Inc. (b)...........     458,461     12,456,385
Superior Energy Services, Inc. (a)......     550,588     13,373,783
Tidewater, Inc. (b).....................     272,883     13,084,740
                                                       ------------
                                                        204,443,251
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $290,323,430)...................                303,969,366
                                                       ------------
SHORT TERM INVESTMENTS -- 13.6%
MONEY MARKET FUNDS -- 13.6%
State Street Institutional Liquid
  Reserves Fund (c).....................     212,256        212,256
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  41,222,229     41,222,229
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,434,485)....................                 41,434,485
                                                       ------------
TOTAL INVESTMENTS -- 113.5% (E)
  (Cost $331,757,915)...................                345,403,851
OTHER ASSETS AND
  LIABILITIES -- (13.5)%................                (41,178,464)
                                                       ------------
NET ASSETS -- 100.0%....................               $304,225,387
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 11.2%
Chevron Corp. ..........................     151,125   $ 11,635,114
ConocoPhillips..........................     230,838     11,788,896
Exxon Mobil Corp. ......................     161,451     11,009,344
Occidental Petroleum Corp. .............     154,654     12,581,103
                                                       ------------
                                                         47,014,457
                                                       ------------
OIL & GAS EXPLORATION & PRODUCTION -- 71.3%
Anadarko Petroleum Corp. ...............     202,634     12,648,414
Apache Corp. ...........................     124,239     12,817,738
Cabot Oil & Gas Corp. ..................     306,566     13,363,212
Chesapeake Energy Corp. ................     510,335     13,207,470
Cimarex Energy Co. (a)..................     247,115     13,089,682
Concho Resources, Inc. (b)..............     284,891     12,791,606
Denbury Resources, Inc. (b).............     882,427     13,059,920
Devon Energy Corp. .....................     183,939     13,519,516
Encore Acquisition Co. (b)..............     256,318     12,308,390
EOG Resources, Inc. ....................     136,554     13,286,704
EXCO Resources, Inc. ...................     613,421     13,022,928
Forest Oil Corp. (a)(b).................     584,716     13,009,931
Newfield Exploration Co. (b)............     285,461     13,767,784
Noble Energy, Inc. .....................     176,756     12,588,562
Petrohawk Energy Corp. (b)..............     530,106     12,717,243
Pioneer Natural Resources Co. (a).......     288,463     13,895,263
Plains Exploration & Production
  Co. (b)...............................     447,960     12,390,574
Range Resources Corp. (a)...............     270,939     13,506,309
Southwestern Energy Co. (b).............     283,589     13,668,990
St. Mary Land & Exploration Co. ........     353,527     12,104,764
Ultra Petroleum Corp. (b)...............     252,355     12,582,420
Whiting Petroleum Corp. (a)(b)..........     184,604     13,189,956
XTO Energy, Inc. .......................     283,268     13,180,460
                                                       ------------
                                                        299,717,836
                                                       ------------
OIL & GAS REFINING & MARKETING -- 17.4%
Frontier Oil Corp. .....................   1,024,734     12,337,797
Holly Corp. (a).........................     476,446     12,211,311
Sunoco, Inc. (a)........................     449,754     11,738,580
Tesoro Corp. (a)........................     913,191     12,373,738
Valero Energy Corp. ....................     707,659     11,853,288
World Fuel Services Corp. (a)...........     465,504     12,470,852
                                                       ------------
                                                         72,985,566
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $447,271,309)...................                419,717,859
                                                       ------------
SHORT TERM INVESTMENTS -- 9.6%
MONEY MARKET FUNDS -- 9.6%
State Street Institutional Liquid
  Reserves Fund (c).....................     187,768        187,768
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  40,270,878     40,270,878
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $40,458,646)....................                 40,458,646
                                                       ------------
TOTAL INVESTMENTS -- 109.5% (E)
  (Cost $487,729,955)...................                460,176,505
OTHER ASSETS AND
  LIABILITIES -- (9.5)%.................                (40,111,895)
                                                       ------------
NET ASSETS -- 100.0%....................               $420,064,610
                                                       ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc.
     (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
PHARMACEUTICALS -- 99.9%
Abbott Laboratories (a).................      50,537   $  2,728,493
Allergan, Inc. (a)......................      45,017      2,836,521
Auxilium Pharmaceuticals, Inc. (a)(b)...      83,558      2,505,069
Bristol-Myers Squibb Co. (a)............     105,321      2,659,355
Eli Lilly & Co. (a).....................      77,704      2,774,810
Endo Pharmaceuticals Holdings,
  Inc. (b)..............................     136,892      2,807,655
Forest Laboratories, Inc. (a)(b)........      86,787      2,786,731
Impax Laboratories, Inc. (b)............     216,176      2,939,994
Johnson & Johnson.......................      41,902      2,698,908
King Pharmaceuticals, Inc. (a)(b).......     234,048      2,871,769
Medicis Pharmaceutical Corp. (Class
  A) (a)................................     110,011      2,975,797
Merck & Co., Inc. ......................      73,301      2,678,418
Mylan, Inc. (a)(b)......................     146,722      2,704,086
Nektar Therapeutics (a)(b)..............     295,360      2,752,755
Par Pharmaceutical Cos., Inc. (a)(b)....     110,684      2,995,109
Perrigo Co. (a).........................      68,620      2,733,821
Pfizer, Inc. ...........................     148,486      2,700,960
Salix Pharmaceuticals, Ltd. (a)(b)......     117,887      2,994,330
Valeant Pharmaceuticals
  International (a)(b)..................      86,209      2,740,584
ViroPharma, Inc. (a)(b).................     352,898      2,960,814
VIVUS, Inc. (a)(b)......................     318,188      2,924,148
Watson Pharmaceuticals, Inc. (b)........      70,984      2,811,676
XenoPort, Inc. (a)(b)...................     168,255      3,122,813
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $54,034,592)....................                 64,704,616
                                                       ------------
SHORT TERM INVESTMENTS -- 26.6%
MONEY MARKET FUNDS -- 26.6%
State Street Institutional Liquid
  Reserves Fund (c).....................       5,307          5,307
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  17,229,650     17,229,650
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,234,957)....................                 17,234,957
                                                       ------------
TOTAL INVESTMENTS -- 126.5% (E)
  (Cost $71,269,549)....................                 81,939,573
OTHER ASSETS AND
  LIABILITIES -- (26.5)%................                (17,178,273)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 64,761,300
                                                       ============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 99.9%
APPAREL RETAIL -- 32.5%
Abercrombie & Fitch Co. (Class A) (a)...      195,811   $   6,824,013
Aeropostale, Inc. (a)(b)................      215,555       7,339,648
American Eagle Outfitters, Inc. ........      425,428       7,223,767
AnnTaylor Stores Corp. (b)..............      438,730       5,984,277
Chico's FAS, Inc. (b)...................      494,004       6,940,756
Collective Brands, Inc. (b).............      303,039       6,900,198
Foot Locker, Inc. (a)...................      710,411       7,913,979
Guess ?, Inc. ..........................      154,506       6,535,604
Gymboree Corp. (a)(b)...................      165,520       7,198,465
J. Crew Group, Inc. (b).................      153,048       6,847,368
Jos. A. Bank Clothiers, Inc. (a)(b).....      171,030       7,215,756
Limited Brands, Inc. (a)................      369,753       7,114,048
Ross Stores, Inc. (a)...................      158,275       6,759,925
The Buckle, Inc. (a)....................      243,651       7,134,101
The Children's Place Retail Stores,
  Inc. (a)(b)...........................      236,640       7,811,486
The Dress Barn, Inc. (b)................      326,990       7,553,469
The Gap, Inc. (a).......................      321,313       6,731,507
The Mens Wearhouse, Inc. (a)............      326,990       6,886,409
The TJX Cos., Inc. .....................      184,399       6,739,784
Urban Outfitters, Inc. (a)(b)...........      205,105       7,176,624
                                                        -------------
                                                          140,831,184
                                                        -------------
AUTOMOTIVE RETAIL -- 11.5%
Advance Auto Parts, Inc. ...............      170,766       6,912,608
AutoNation, Inc. (a)(b).................      375,852       7,197,566
AutoZone, Inc. (b)......................       44,223       6,990,329
CarMax, Inc. (a)(b).....................      328,599       7,968,526
Group 1 Automotive, Inc. (a)(b).........      253,639       7,190,666
O'Reilly Automotive, Inc. (b)...........      183,661       7,001,157
Penske Automotive Group, Inc. (a)(b)....      428,484       6,504,387
                                                        -------------
                                                           49,765,239
                                                        -------------
CATALOG RETAIL -- 1.8%
HSN, Inc. (a)(b)........................      384,152       7,756,029
                                                        -------------
COMPUTER & ELECTRONICS RETAIL -- 4.6%
Best Buy Co., Inc. (a)..................      155,469       6,134,807
GameStop Corp. (Class A) (a)(b).........      317,498       6,965,906
RadioShack Corp. (a)....................      354,203       6,906,958
                                                        -------------
                                                           20,007,671
                                                        -------------
DEPARTMENT STORES -- 8.0%
J. C. Penney Co., Inc. (a)..............      241,037       6,413,995
Kohl's Corp. (b)........................      124,023       6,688,560
Macy's, Inc. ...........................      405,215       6,791,403
Nordstrom, Inc. (a).....................      191,305       7,189,242
Sears Holdings Corp. (a)(b).............       92,817       7,745,579
                                                        -------------
                                                           34,828,779
                                                        -------------
DRUG RETAIL -- 3.1%
CVS Caremark Corp. .....................      213,977       6,892,199
Walgreen Co. ...........................      177,692       6,524,850
                                                        -------------
                                                           13,417,049
                                                        -------------
FOOD RETAIL -- 9.6%
Casey's General Stores, Inc. (a)........      225,310       7,191,895
Ruddick Corp. (a).......................      261,144       6,719,235
Safeway, Inc. (a).......................      317,514       6,759,873
SUPERVALU, Inc. (a).....................      515,088       6,546,769
The Kroger Co. (a)......................      344,484       7,072,257
Whole Foods Market, Inc. (a)(b).........      258,714       7,101,699
                                                        -------------
                                                           41,391,728
                                                        -------------
GENERAL MERCHANDISE STORES -- 4.8%
Dollar Tree Stores, Inc. (b)............      140,965       6,808,610
Family Dollar Stores, Inc. (a)..........      244,649       6,808,582
Target Corp. (a)........................      146,974       7,109,132
                                                        -------------
                                                           20,726,324
                                                        -------------
HYPERMARKETS & SUPER CENTERS -- 3.1%
Costco Wholesale Corp. (a)..............      116,236       6,877,684
Wal-Mart Stores, Inc. ..................      126,154       6,742,931
                                                        -------------
                                                           13,620,615
                                                        -------------
INTERNET RETAIL -- 6.3%
Amazon.com, Inc. (b)....................       51,359       6,908,813
Expedia, Inc. (a)(b)....................      268,781       6,910,360
Netflix, Inc. (a)(b)....................      123,817       6,827,269
Priceline.com, Inc. (a)(b)..............       31,189       6,814,796
                                                        -------------
                                                           27,461,238
                                                        -------------
SPECIALTY STORES -- 14.6%
Barnes & Noble, Inc. (a)................      351,594       6,704,898
Dick's Sporting Goods, Inc. (a)(b)......      300,262       7,467,516
Jo-Ann Stores, Inc. (a)(b)..............      209,743       7,601,086
Office Depot, Inc. (a)(b)...............    1,023,551       6,601,904
OfficeMax, Inc. (b).....................      522,189       6,626,579
PetSmart, Inc. (a)......................      256,771       6,853,218
Staples, Inc. ..........................      282,041       6,935,388
Tiffany & Co. (a).......................      163,611       7,035,273
Tractor Supply Co. (a)(b)...............      138,073       7,312,346
                                                        -------------
                                                           63,138,208
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $435,270,091)...................                  432,944,064
                                                        -------------
SHORT TERM INVESTMENTS -- 24.3%
MONEY MARKET FUNDS -- 24.3%
State Street Institutional Liquid
  Reserves Fund (c).....................      176,314         176,314
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  105,238,087     105,238,087
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $105,414,401)...................                  105,414,401
                                                        -------------
TOTAL INVESTMENTS -- 124.2% (E)
  (Cost $540,684,492)...................                  538,358,465
OTHER ASSETS AND
  LIABILITIES -- (24.2)%................                 (104,955,781)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 433,402,684
                                                        =============





(a) Security, or portion thereof, was on loan at December 31, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
SEMICONDUCTORS -- 99.9%
Advanced Micro Devices, Inc. (a)........     418,988   $  4,055,804
Altera Corp. ...........................     161,367      3,651,735
Analog Devices, Inc. ...................     118,745      3,749,967
Atheros Communications, Inc. (a)(b).....     116,575      3,991,528
Atmel Corp. (a).........................     859,833      3,963,830
Broadcom Corp. (Class A) (a)............     119,984      3,773,497
Cree, Inc. (a)..........................      70,921      3,997,817
Cypress Semiconductor Corp. (a).........     348,102      3,675,957
Intel Corp. ............................     181,919      3,711,148
International Rectifier Corp. (a)(b)....     178,865      3,956,494
Intersil Corp. (Class A)................     257,860      3,955,572
Linear Technology Corp. (b).............     128,695      3,930,345
LSI Logic Corp. (a).....................     649,910      3,905,959
Maxim Integrated Products, Inc. ........     191,409      3,885,603
Microchip Technology, Inc. (b)..........     128,106      3,722,760
Micron Technology, Inc. (a)(b)..........     418,961      4,424,228
National Semiconductor Corp. (b)........     245,743      3,774,613
NVIDIA Corp. (a)........................     237,983      4,445,523
ON Semiconductor Corp. (a)..............     446,400      3,932,784
PMC-Sierra, Inc. (a)(b).................     418,482      3,624,054
Rambus, Inc. (a)(b).....................     168,322      4,107,057
Silicon Laboratories, Inc. (a)..........      80,338      3,883,539
Skyworks Solutions, Inc. (a)............     264,988      3,760,180
Texas Instruments, Inc. ................     141,190      3,679,411
Xilinx, Inc. ...........................     152,719      3,827,138
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $77,618,610)....................                 97,386,543
                                                       ------------
SHORT TERM INVESTMENTS -- 11.0%
MONEY MARKET FUNDS -- 11.0%
State Street Institutional Liquid
  Reserves Fund (c).....................      74,414         74,414
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  10,610,940     10,610,940
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $10,685,354)....................                 10,685,354
                                                       ------------
TOTAL INVESTMENTS -- 110.9% (E)
  (Cost $88,303,964)....................                108,071,897
OTHER ASSETS AND
  LIABILITIES -- (10.9)%................                (10,618,225)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 97,453,672
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 input. (Note 2)




See accompanying notes to financial statements.

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
PREFERRED STOCKS -- 99.7%
CAPITAL MARKETS -- 8.2%
Morgan Stanley Series A, 4.00% (a)......  10,658   $   233,304
Morgan Stanley Capital Trust
  III, 6.25%............................   8,556       181,387
Morgan Stanley Capital Trust IV, 6.25%..   6,004       126,804
Morgan Stanley Capita1 Trust V, 5.75%...   4,854        95,381
Morgan Stanley Capital Trust VI, 6.60%..   8,382       188,176
Morgan Stanley Capital Trust
  VII, 6.60%............................  10,658       233,836
Morgan Stanley Capital Trust
  VIII, 6.25%...........................   8,006       171,729
The Bank of New York Capital V Series
  F, 5.95%..............................   3,696        92,067
The Goldman Sachs Group, Inc. Series A,
  3.75% (a).............................   7,920       173,686
The Goldman Sachs Group, Inc. Series
  B, 6.20%..............................   8,448       213,228
The Goldman Sachs Group, Inc. Series D,
  4.00% (a).............................  14,207       324,488
                                                   -----------
                                                     2,034,086
                                                   -----------
COMMERCIAL BANKS -- 35.7%
BAC Capital Trust I, 7.00%..............   6,072       133,038
BAC Capital Trust II, 7.00%.............   9,505       211,581
BAC Capital Trust III, 7.00%............   5,280       116,952
BAC Capital Trust IV, 5.88%.............   3,961        75,299
BAC Capital Trust V, 6.00%..............   5,466       106,642
BAC Capital Trust VIII, 6.00%...........   5,280       100,954
BAC Capital Trust X Series B, 6.25%.....   9,505       184,302
BAC Capital Trust XII, 6.88%............   9,109       197,665
Bank One Capital Trust VI, 7.20%........   5,544       139,321
Barclays Bank PLC Series 2, 6.63%.......   6,774       137,715
Barclays Bank PLC Series 3, 7.10%.......  12,411       274,159
Barclays Bank PLC Series 4, 7.75%.......  10,405       247,951
Barclays Bank PLC Series 5, 8.13%.......  23,954       595,496
BB&T Capital Trust V, 8.95% (a).........   4,752       127,639
BB&T Capital Trust VI, 9.60%............   6,072       172,566
BB&T Capital Trust VII, 8.10%...........   3,432        88,717
Fifth Third Capital Trust V, 7.25% (a)..   6,072       124,172
Fifth Third Capital Trust VI,
  7.25% (a).............................   9,109       185,732
Fifth Third Capital Trust VII,
  8.88% (a).............................   4,225       103,597
Fleet Capital Trust VIII, 7.20%.........   5,639       125,017
HSBC Holdings PLC, Series A, 6.20%......  12,581       269,108
HSBC Holdings PLC, 8.13%................  19,084       498,092
HSBC USA, Inc. Series F, 3.50% (a)......   4,483        95,488
HSBC USA, Inc. Series G, 4.00% (a)......   3,206        69,891
HSBC USA, Inc. Series H, 6.50%..........   3,206        78,194
KeyCorp Capital IX, 6.75%...............   3,496        67,473
KeyCorp Capital X, 8.00%................   5,999       133,178
M&T Capital Trust IV, 8.50%.............   3,696        97,870
National Bank of Greece SA, 9.00%.......   6,601       141,921
National City Capital Trust II, 6.63%...   7,920       177,012
National City Capital Trust III, 6.63%..   5,280       114,840
National City Capital Trust IV, 8.00%...   5,466       136,541
PNC Capital Trust D, 6.13%..............   3,164        71,348
PNC Capital Trust E, 7.75%..............   4,752       120,606
Santander Finance Preferred SA
  Unipersonal, 10.50%...................   8,713       247,275
Suntrust Cap IX, 7.88%..................   7,234       175,569
UBS Preferred Funding Trust IV Series D,
  0.93% (a).............................   3,164        47,460
US Bancorp Series B, 3.50% (a)..........  10,561       216,817
US Bancorp Series D, 7.88%..............   5,280       146,784
US Bancorp Capital VI, 5.75%............   2,897        61,996
US Bancorp Capital VII, 5.88%...........   3,164        68,532
US Bancorp Capital VIII Series
  1, 6.35%..............................   3,961        91,697
US Bancorp Capital X, 6.50%.............   5,280       126,034
US Bancorp Capital XI, 6.60%............   8,079       195,431
US Bancorp Capital XII, 6.30%...........   5,650       129,272
Wachovia Capital Trust IV, 6.38%........   9,241       204,781
Wachovia Capital Trust IX, 6.38%........   8,448       185,940
Wachovia Capital Trust X, 7.85%.........   8,844       224,372
Wells Fargo & Co. Series J, 8.00%.......  14,651       376,531
Wells Fargo Capital IX, 5.63%...........   3,142        66,076
Wells Fargo Capital Trust IV, 7.00%.....   8,318       209,364
Wells Fargo Capital VII, 5.85%..........   3,142        70,098
Wells Fargo Capital XI, 6.25%...........   6,383       143,554
Wells Fargo Capital XII, 7.88%..........  10,045       257,855
Wells Fargo Capital XIV, 8.63%..........   4,385       119,667
                                                   -----------
                                                     8,885,182
                                                   -----------
CONSUMER FINANCE -- 0.9%
Capital One Capital II, 7.50%...........   3,643        88,124
MBNA Capital Series D, 8.13%............   3,168        77,426
SLM Corp., 6.00%........................   3,164        49,453
                                                   -----------
                                                       215,003
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 29.9%
Citigroup Capital VII, 7.13%............   7,833       163,631
Citigroup Capital VIII, 6.95%...........   9,558       198,329
Citigroup Capital IX, 6.00%.............   7,427       135,691
Citigroup Capital X, 6.10%..............   3,217        59,000
Citigroup Capital XI, 6.00%.............   4,044        72,185
Citigroup Capital XIV, 6.88%............   2,689        52,812
Citigroup Capital XV, 6.50%.............   5,500       102,465
Citigroup Capital XVI, Series W, 6.45%..   8,353       155,199
Citigroup Capital XVII, Series E 6.35%..   6,148       111,894
Citigroup Capital XIX, 7.25%............   4,995       101,898
Citigroup Capital XX, 7.88%.............   3,890        86,747
Countrywide Capital IV, 6.75%...........   5,280       112,834
Countrywide Capital V, 7.00%............  15,739       340,749
Credit Suisse Guernsey, 7.90%...........  16,055       412,292
Deutsche Bank Capital Funding Trust
  VIII, 6.38%...........................   4,958       111,952
Deutsche Bank Capital Funding Trust
  IX, 6.63%.............................   9,462       198,607
Deutsche Bank Capital Funding Trust
  X, 7.35%..............................   6,618       152,015
Deutsche Bank Contingent Capital Trust
  II, 6.55%.............................   6,577       136,670
Deutsche Bank Contingent Capital Trust
  III, 7.60%............................  16,242       385,423
Deutsche Bank Contingent Capital Trust
  V, 8.05%..............................  10,442       263,034
General Electric Capital Corp., 5.88%...   7,511       176,509
General Electric Capital Corp., 6.00%...   9,981       241,341
General Electric Capital Corp., 6.05%...   6,008       145,153
General Electric Capital Corp., 6.10%...   9,981       239,344
General Electric Capital Corp., 6.50%...   2,521        64,159
General Electric Capital Corp., 6.63%...   9,981       249,924
General Electric Capital Corp. Series
  A, 6.45%..............................   4,990       125,149


See accompanying notes to financial statements.

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
HSBC Finance Corp., 6.00%...............   2,591   $    63,480
HSBC Finance Corp., 6.36%...............   4,970       102,581
HSBC Finance Corp., 6.88%...............   2,554        56,418
JP Morgan Chase & Co., 7.00%............  10,381       293,159
JP Morgan Chase Capital X, 7.00%........   5,751       146,363
JP Morgan Chase Capital XI Series
  K, 5.88%..............................   6,221       137,671
JP Morgan Chase Capital XII, 6.25%......   2,291        54,824
JP Morgan Chase Capital XIV, 6.20%......   3,460        83,213
JP Morgan Chase Capital XVI, 6.35%......   2,900        70,267
JP Morgan Chase Capital XIX Series
  S, 6.63%..............................   3,251        80,625
JP Morgan Chase Capital XXIV Series
  X, 6.88%..............................   4,020       101,505
JP Morgan Chase Capital XXVI,
  8.00% (a).............................  10,465       281,090
Merrill Lynch Capital Trust I Series K,
  6.45% (a).............................  11,088       212,224
Merrill Lynch Capital Trust II,
  6.45% (a).............................  10,033       191,630
Merrill Lynch Capital Trust III, 7.00%..   7,920       162,756
Merrill Lynch Capital Trust III,
  7.38% (a).............................   7,920       172,418
Merrill Lynch Capital Trust IV, 7.12%...   4,225        88,725
Merrill Lynch Capital Trust V Series
  F, 7.28%..............................   8,976       191,638
Repsol International Capital Ltd. Series
  A, 7.45%..............................   7,393       186,673
Tennessee Valley Authority Series A,
  4.50% (a).............................   3,150        82,278
Tennessee Valley Authority Series D,
  4.73% (a).............................   3,696        96,355
                                                   -----------
                                                     7,450,899
                                                   -----------
ELECTRIC UTILITIES -- 3.7%
Alabama Power Co. Series B, 5.88%.......   2,631        67,143
American Electric Power, 8.75%..........   3,326        93,427
BGE Capital Trust II, 6.20%.............   2,631        58,540
FPC Capital I Series A, 7.10%...........   3,168        80,721
FPL Group Capital Trust I, 5.88%........   3,168        80,848
FPL Group Capital, Inc. Series
  A, 6.60%..............................   3,696        94,950
FPL Group Capital, Inc. Series
  E, 7.45%..............................   3,696        99,570
FPL Group Capital, Inc. Series
  F, 8.75%..............................   3,961       114,037
Georgia Power Co. Series D, 6.38%.......   3,168        84,427
Georgia Power Series X, 5.70%...........   2,631        65,959
PPL Energy Supply LLC, 7.00%............   2,640        69,617
                                                   -----------
                                                       909,239
                                                   -----------
INSURANCE -- 9.5%
Aegon NV, 6.38%.........................  10,561       188,619
Aegon NV, 6.50%.........................   5,280        94,723
Aegon NV, 6.88%.........................  11,088       219,432
Aegon NV, 7.25%.........................   5,808       109,655
Aegon NV Series 1, 4.00% (a)............   2,631        44,832
American International Group, Inc.,
  7.70% (a).............................  11,617       179,715
American International Group, Inc.
  Series A-4, 6.45% (a).................   7,920       103,752
Axis Capital Holdings Series A, 7.25%...   2,631        59,987
Everest RE Capital Trust II Series
  B, 6.20%..............................   3,379        69,337
Lincoln National Corp., 6.75%...........   2,897        66,225
MetLife, Inc. Series A, 4.00% (a).......   6,336       151,747
MetLife, Inc. Series B, 6.50%...........  15,791       378,984
PartnerRe Ltd. Series C, 6.75%..........   3,056        71,816
Principal Financial Group, Inc. Series
  B, 6.52% (a)..........................   2,631        55,251
Prudential Financial, Inc., 9.00%.......   9,716       257,960
Prudential PLC, 6.50% (a)...............   3,168        71,343
Prudential PLC, 6.75%...................   2,631        63,144
RenaissanceRe Holdings Ltd., Series
  C, 6.08%..............................   2,631        51,489
RenaissanceRe Holdings Ltd. Series
  D, 6.60%..............................   3,164        66,444
W.R. Berkley Capital Trust II, 6.75%....   2,631        60,303
                                                   -----------
                                                     2,364,758
                                                   -----------
MEDIA -- 3.9%
CBS Corp., 6.75%........................   7,393       155,918
CBS Corp., 7.25%........................   3,538        80,313
Comcast Corp., 6.63%....................   6,072       146,821
Comcast Corp., 7.00%....................   3,643        91,913
Comcast Corp. Series B, 7.00%...........  11,831       296,248
Viacom, Inc., 6.85%.....................   7,920       189,684
                                                   -----------
                                                       960,897
                                                   -----------
MULTI-UTILITIES -- 1.2%
Dominion Resources Inc. Series
  A, 8.38%..............................   7,234       198,212
Xcel Energy, Inc., 7.60%................   4,225       112,385
                                                   -----------
                                                       310,597
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
Duke Realty Corp. Series O, 8.38%.......   3,084        75,805
Harris Preferred Capital Corp. Series
  A, 7.38%..............................   2,631        60,145
Hospitality Properties Trust Series
  C, 7.00%..............................   3,354        71,306
Kimco Realty Corp. Series G, 7.75%......   4,858       119,264
Public Storage Series I, 7.25%..........   5,466       139,383
Public Storage Series K, 7.25%..........   4,486       112,599
Public Storage Series M, 6.63%..........   5,033       117,218
Vornado Realty LP 7.88%.................   4,858       118,195
Vornado Realty Trust Series I, 6.63%....   2,845        62,704
Wachovia Preferred Funding Corp. Series
  A, 7.25%..............................   7,920       176,061
Weingarten Realty Investors Series
  F, 6.50%..............................   3,696        76,692
                                                   -----------
                                                     1,129,372
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc., 6.38%.......................  12,623       336,908
Telephone & Data Systems, 7.60%.........   5,280       129,677
US Cellular Corp., 7.50%................   3,485        86,812
                                                   -----------
                                                       553,397
                                                   -----------
TOTAL PREFERRED STOCKS --
  (Cost $24,148,256)....................            24,813,430
                                                   -----------


See accompanying notes to financial statements.

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUNDS -- 0.4%
State Street Institutional Liquid
  Reserves Fund (b)
  (Cost $88,390)........................  88,390   $    88,390
                                                   -----------
TOTAL INVESTMENTS -- 100.1% (C)
  (Cost $24,236,646)....................            24,901,820
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................               (15,211)
                                                   -----------
NET ASSETS -- 100.0%....................           $24,886,609
                                                   ===========





(a) Variable rate security. The rate shown reflects the rate as of December 31, 2009.
(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (Note 3)
(c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                               SPDR
                                               SPDR            SPDR         DOW JONES
                                            DOW JONES       DOW JONES       LARGE CAP
                                           TOTAL MARKET     LARGE CAP         GROWTH
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value*
     (Note 2)...........................   $183,400,551    $46,474,967     $188,152,846
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................     13,600,320     13,196,105        7,911,221
                                           ------------    -----------     ------------
     Total Investments..................    197,000,871     59,671,072      196,064,067
  Receivable for investments sold.......             89             --           99,505
  Dividends receivable (Note 2).........        254,604         65,371          176,720
                                           ------------    -----------     ------------
       TOTAL ASSETS.....................    197,255,564     59,736,443      196,340,292
                                           ------------    -----------     ------------
LIABILITIES
  Payable upon return of securities
     loaned.............................     12,569,817     13,064,779        6,723,757
  Payable for investments purchased.....             --             --               --
  Accrued advisory fee (Note 3).........         31,150          7,882           31,758
  Accrued trustees fee (Note 3).........            836            209              851
  Other liabilities.....................          4,529          3,578               --
                                           ------------    -----------     ------------
       TOTAL LIABILITIES................     12,606,332     13,076,448        6,756,366
                                           ------------    -----------     ------------
       NET ASSETS.......................   $184,649,232    $46,659,995     $189,583,926
                                           ============    ===========     ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $196,119,182    $40,312,251     $249,215,805
  Undistributed (distribution in excess
     of) net investment income..........         30,137          3,687           19,414
  Accumulated net realized gain (loss)
     on investments and foreign currency
     transactions.......................    (15,416,827)    (1,200,017)     (50,391,357)

  Net unrealized appreciation
     (depreciation) on:
  Investments...........................      3,916,740      7,544,074       (9,259,936)
                                           ------------    -----------     ------------
       NET ASSETS.......................   $184,649,232    $46,659,995     $189,583,926
                                           ============    ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share.............   $      82.06    $     51.84     $      49.24
                                           ============    ===========     ============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      2,250,138        900,000        3,850,130
                                           ============    ===========     ============
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $179,444,288    $38,934,463     $197,214,205
  Affiliated issuers....................     13,639,843     13,192,535        8,109,798
                                           ------------    -----------     ------------
  Total cost of investments.............   $193,084,131    $52,126,998     $205,324,003
                                           ============    ===========     ============
     * Includes investments in
       securities on loan, at value.....   $ 12,116,679    $12,625,481     $  6,500,471
                                           ============    ===========     ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                           SPDR                                            SPDR
           SPDR            SPDR         DOW JONES          SPDR            SPDR         DOW JONES
        DOW JONES       DOW JONES        MID CAP        DOW JONES       DOW JONES       SMALL CAP
        LARGE CAP        MID CAP          GROWTH         MID CAP          SMALL           GROWTH
        VALUE ETF          ETF             ETF          VALUE ETF        CAP ETF           ETF
     --------------- --------------- --------------- --------------- --------------- ---------------

       $106,203,125    $45,415,083     $76,797,684     $18,180,002     $41,830,252     $121,423,012
          1,981,973     13,272,111      22,297,858       5,284,201      12,280,201       35,700,289
       ------------    -----------     -----------     -----------     -----------     ------------
        108,185,098     58,687,194      99,095,542      23,464,203      54,110,453      157,123,301
                 --        104,858         318,902              --              --               --
            191,590         50,469          36,746          34,972          47,987           42,696
       ------------    -----------     -----------     -----------     -----------     ------------
        108,376,688     58,842,521      99,451,190      23,499,175      54,158,440      157,165,997
       ------------    -----------     -----------     -----------     -----------     ------------

          1,841,327     13,216,330      22,198,914       5,265,707      12,221,071       35,306,432
             22,567        102,807         313,902              --              --               --
             18,160          9,237          19,612           3,826           7,235           25,240
                506            186             278              70             143              554
              3,987          5,560              --           4,367           5,072            4,438
       ------------    -----------     -----------     -----------     -----------     ------------
          1,886,547     13,334,120      22,532,706       5,273,970      12,233,521       35,336,664
       ------------    -----------     -----------     -----------     -----------     ------------
       $106,490,141    $45,508,401     $76,918,484     $18,225,205     $41,924,919     $121,829,333
       ============    ===========     ===========     ===========     ===========     ============

       $141,722,126    $43,150,035     $75,607,329     $21,567,291     $41,909,006     $137,812,421
             40,231        (13,714)        (17,887)        (24,005)           (305)             (55)

        (24,346,875)    (3,244,798)     (9,079,931)     (3,927,726)     (1,024,593)     (12,029,048)



        (10,925,341)     5,616,878      10,408,973         609,645       1,040,811       (3,953,985)
       ------------    -----------     -----------     -----------     -----------     ------------
       $106,490,141    $45,508,401     $76,918,484     $18,225,205     $41,924,919     $121,829,333
       ============    ===========     ===========     ===========     ===========     ============

       $      57.54    $     47.90     $     59.17     $     45.56     $     52.40     $      84.01
       ============    ===========     ===========     ===========     ===========     ============
          1,850,870        950,000       1,300,000         400,000         800,023        1,450,107
       ============    ===========     ===========     ===========     ===========     ============

       $117,128,466    $39,798,205     $66,388,711     $17,570,357      40,789,441     $125,376,997
          1,981,973     13,272,111      22,297,858       5,284,201      12,280,201       35,700,289
       ------------    -----------     -----------     -----------     -----------     ------------
       $119,110,439    $53,070,316     $88,686,569     $22,854,558     $53,069,642     $161,077,286
       ============    ===========     ===========     ===========     ===========     ============
       $  1,774,891    $12,739,402     $21,446,451     $ 5,062,090     $11,733,837     $ 33,911,040
       ============    ===========     ===========     ===========     ===========     ============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                             SPDR DOW          SPDR            SPDR
                                           JONES SMALL      DJ GLOBAL       DOW JONES
                                            CAP VALUE         TITANS           REIT
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value*
     (Note 2)...........................   $ 98,957,074    $102,268,262   $1,041,778,633
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................     21,489,691       2,684,038      236,911,894
                                           ------------    ------------   --------------
     Total Investments..................    120,446,765     104,952,300    1,278,690,527
  Foreign currency, at value............             --         114,354               --
  Cash..................................             --              --              834
  Receivable for Fund shares sold in-
     kind...............................             --              --               --
  Receivable for investments sold.......             --              --               --
  Receivable for foreign taxes
     recoverable........................             --           1,444               --
  Dividends receivable (Note 2).........        225,058         229,584        3,715,105
                                           ------------    ------------   --------------
       TOTAL ASSETS.....................    120,671,823     105,297,682    1,282,406,466
                                           ------------    ------------   --------------
LIABILITIES
  Payable upon return of securities
     loaned.............................     21,341,361       2,613,086      235,536,466
  Payable for investments purchased.....             --              --        1,318,868
  Accrued advisory fee (Note 3).........         20,695          43,382          216,748
  Accrued trustees fee (Note 3).........            428             418            5,179
  Other liabilities.....................          5,298              --               --
                                           ------------    ------------   --------------
       TOTAL LIABILITIES................     21,367,782       2,656,886      237,077,261
                                           ------------    ------------   --------------
       NET ASSETS.......................   $ 99,304,041    $102,640,796   $1,045,329,205
                                           ============    ============   ==============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $121,013,495    $140,780,213   $1,685,231,535
  Undistributed (distribution in excess
     of) net investment income..........        (18,532)        (46,613)     (13,108,684)
  Accumulated net realized gain (loss)
     on investments and foreign currency
     transactions.......................    (11,927,145)    (26,655,611)    (331,627,822)
  Net unrealized appreciation
     (depreciation) on:
     Investments........................     (9,763,777)    (11,436,943)    (295,165,824)
     Foreign currency...................             --            (250)              --
                                           ------------    ------------   --------------
       NET ASSETS.......................   $ 99,304,041    $102,640,796   $1,045,329,205
                                           ============    ============   ==============
NET ASSET VALUE PER SHARE
  Net asset value per share.............   $      56.70    $      57.00   $        49.23
                                           ============    ============   ==============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      1,751,340       1,800,583       21,231,892
                                           ============    ============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $108,720,851    $113,705,205   $1,336,944,457
  Affiliated issuers....................     21,489,691       2,684,038      236,911,894
                                           ------------    ------------   --------------
  Total cost of investments.............   $130,210,542    $116,389,243   $1,573,856,351
                                           ============    ============   ==============
  Foreign currency, at cost.............   $         --    $    116,047   $           --
                                           ============    ============   ==============
     * Includes investments in
       securities on loan, at value.....   $ 20,443,860    $  2,543,400   $  225,742,895
                                           ============    ============   ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           SPDR                            SPDR            SPDR            SPDR
                           KBW             SPDR            KBW             KBW            MORGAN
           SPDR          CAPITAL           KBW           MORTGAGE        REGIONAL        STANLEY
         KBW BANK        MARKETS        INSURANCE        FINANCE         BANKING        TECHNOLOGY
           ETF             ETF             ETF             ETF             ETF             ETF
     --------------- --------------- --------------- --------------- --------------- ---------------

      $  783,805,912   $ 76,471,410    $150,655,186     $4,088,354    $ 443,574,590    $255,729,732
         134,232,614     16,859,470       4,460,149          4,571      122,370,338      11,135,715
      --------------   ------------    ------------     ----------    -------------    ------------
         918,038,526     93,330,880     155,115,335      4,092,925      565,944,928     266,865,447
                  --             --              --             --               --              --
                  --             --              --             --               --              --
               2,464             --              --             --            1,981              --
          19,855,689             --              --             --               --              --
                  --             --              --             --               --              --
             508,367        139,134         255,606          1,579          905,393          57,409
      --------------   ------------    ------------     ----------    -------------    ------------
         938,405,046     93,470,014     155,370,941      4,094,504      566,852,302     266,922,856
      --------------   ------------    ------------     ----------    -------------    ------------

         109,558,544     10,555,072       4,287,257             --      122,029,837      10,772,745
          19,689,269        204,579              --             --               --              --
             228,891         25,126          43,051          1,489          123,825         105,879
               4,063            455             840             28            2,116           1,093
                  --             --              --             --               --              --
      --------------   ------------    ------------     ----------    -------------    ------------
         129,480,767     10,785,232       4,331,148          1,517      122,155,778      10,879,717
      --------------   ------------    ------------     ----------    -------------    ------------
      $  808,924,279   $ 82,684,782    $151,039,793     $4,092,987    $ 444,696,524    $256,043,139
      ==============   ============    ============     ==========    =============    ============

      $1,500,713,921   $170,888,615    $186,562,906     $4,188,507    $ 829,537,309    $316,140,945
             216,426         88,663          15,056             27          (62,542)           (871)

        (481,033,316)   (63,019,708)    (20,499,233)         5,648     (252,415,049)    (75,175,645)

        (210,972,752)   (25,272,788)    (15,038,936)      (101,195)    (132,363,194)     15,078,710
                  --             --              --             --               --              --
      --------------   ------------    ------------     ----------    -------------    ------------
      $  808,924,279   $ 82,684,782    $151,039,793     $4,092,987    $ 444,696,524    $256,043,139
      ==============   ============    ============     ==========    =============    ============

      $        21.20   $      36.75    $      34.72     $    40.93    $       22.29    $      57.54
      ==============   ============    ============     ==========    =============    ============
          38,152,118      2,250,000       4,350,000        100,000       19,952,585       4,450,108
      ==============   ============    ============     ==========    =============    ============

      $  987,420,109   $ 98,770,291    $165,694,122     $4,189,549    $ 575,937,784    $240,651,022
         141,591,169     19,833,377       4,460,149          4,571      122,370,338      11,135,715
      --------------   ------------    ------------     ----------    -------------    ------------
      $1,129,011,278   $118,603,668    $170,154,271     $4,194,120    $ 698,308,122    $251,786,737
      ==============   ============    ============     ==========    =============    ============
      $           --   $         --    $         --     $       --    $          --    $         --
      ==============   ============    ============     ==========    =============    ============
      $  105,124,873   $ 10,249,283    $  4,114,418     $       --    $ 117,180,836    $ 10,456,320
      ==============   ============    ============     ==========    =============    ============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SPDR            SPDR            SPDR
                                               S&P             S&P             S&P
                                             DIVIDEND        BIOTECH       HOMEBUILDERS
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value*
     (Note 2)...........................  $1,234,457,259  $ 402,033,545   $ 684,823,605
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................     181,220,868     85,959,409     194,061,251
                                          --------------  -------------   -------------
     Total Investments..................   1,415,678,127    487,992,954     878,884,856
  Receivable for Fund shares sold in-
     kind...............................              24             42           2,176
  Receivable for investments sold.......              --      1,679,655              --
  Dividends receivable (Note 2).........       2,540,591        113,510         541,983
  Due from advisory.....................              --             --              --
                                          --------------  -------------   -------------
       TOTAL ASSETS.....................   1,418,218,742    489,786,161     879,429,015
                                          --------------  -------------   -------------
LIABILITIES
  Payable for investments purchased.....              --             --              --
  Payable upon return of securities
     loaned.............................     179,515,594     85,959,309     193,779,554
  Payable for Fund shares repurchased
     in-kind............................              --             --              --
  Due to custodian......................              --      1,492,859              --
  Accrued advisory fee (Note 3).........         355,412        114,833         210,510
  Accrued trustees fee (Note 3).........           4,536          2,038           3,781
                                          --------------  -------------   -------------
       TOTAL LIABILITIES................     179,875,542     87,569,039     193,993,845
                                          --------------  -------------   -------------
       NET ASSETS.......................  $1,238,343,200  $ 402,217,122   $ 685,435,170
                                          ==============  =============   =============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............  $1,207,625,270  $ 549,231,275   $ 846,161,516
  Undistributed (distribution in excess
     of) net investment income..........      (3,308,282)      (249,880)        (57,032)
  Accumulated net realized gain (loss)
     on investments and foreign currency
     transactions.......................     (98,604,500)  (126,307,875)   (148,226,607)
  Net unrealized appreciation
     (depreciation) on:
     Investments........................     132,630,712    (20,456,398)    (12,442,707)
                                          --------------  -------------   -------------
       NET ASSETS.......................  $1,238,343,200  $ 402,217,122   $ 685,435,170
                                          ==============  =============   =============
NET ASSET VALUE PER SHARE
  Net asset value per share.............  $        46.20  $       53.63   $       15.10
                                          ==============  =============   =============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      26,803,658      7,500,000      45,400,016
                                          ==============  =============   =============
COST OF INVESTMENTS:
  Unaffiliated issuers..................  $1,101,826,547  $ 422,489,943   $ 697,266,312
  Affiliated issuers....................     181,220,868     85,959,409     194,061,251
                                          --------------  -------------   -------------
  Total cost of investments.............  $1,283,047,415  $ 508,449,352   $ 891,327,563
                                          ==============  =============   =============
     * Includes investments in
       securities on loan, at value.....  $  172,688,419  $  83,017,929   $ 186,714,489
                                          ==============  =============   =============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           SPDR            SPDR
                        S&P OIL &       S&P OIL &                                                       SPDR WELLS
           SPDR            GAS             GAS             SPDR                            SPDR           FARGO
        S&P METALS      EQUIPMENT     EXPLORATION &        S&P             SPDR            S&P          PREFERRED
         & MINING       & SERVICES      PRODUCTION   PHARMACEUTICALS    S&P RETAIL    SEMICONDUCTOR       STOCK
           ETF             ETF             ETF             ETF             ETF             ETF             ETF
     --------------- --------------- --------------- --------------- --------------- --------------- ---------------


      $  892,053,542   $303,969,366   $ 419,717,859    $64,704,616     $432,944,064    $ 97,386,543    $24,813,430
         131,910,077     41,434,485      40,458,646     17,234,957      105,414,401      10,685,354         88,390
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
       1,023,963,619    345,403,851     460,176,505     81,939,573      538,358,465     108,071,897     24,901,820
                  --            435             777             45            3,238              --          3,540
                  --             --              --             --               --              --        121,187
             609,176        132,548         274,731         68,927          427,846          21,090         50,854
                  --             --              --             --           11,147              --             --
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
       1,024,572,795    345,536,834     460,452,013     82,008,545      538,800,696     108,092,987     25,077,401
      --------------   ------------   -------------    -----------     ------------    ------------    -----------

                  --             --              --             --               --              --        182,419
         131,029,305     41,222,229      40,270,878     17,229,650      105,238,087      10,610,940             --
               1,234             --              --             --               --              78             --
                  --             --              --             --               --              --             --
             258,825         87,972         114,781         17,351          157,408          27,714          8,308
               3,455          1,246           1,744            244            2,517             583             65
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
         131,292,819     41,311,447      40,387,403     17,247,245      105,398,012      10,639,315        190,792
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
      $  893,279,976   $304,225,387   $ 420,064,610    $64,761,300     $433,402,684    $ 97,453,672    $24,886,609
      ==============   ============   =============    ===========     ============    ============    ===========

      $1,116,589,534   $357,762,066   $ 578,560,931    $54,706,239     $467,262,037    $ 98,404,838    $24,388,880
            (553,227)        40,084         118,454         (7,933)       2,367,881           4,441       (137,634)

        (290,152,390)   (67,222,699)   (131,061,325)      (607,030)     (33,901,207)    (20,723,540)       (29,811)

          67,396,059     13,645,936     (27,553,450)    10,670,024       (2,326,027)     19,767,933        665,174
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
      $  893,279,976   $304,225,387   $ 420,064,610    $64,761,300     $433,402,684    $ 97,453,672    $24,886,609
      ==============   ============   =============    ===========     ============    ============    ===========

      $        51.63   $      28.43   $       41.18    $     38.09     $      35.67    $      47.54    $     41.48
      ==============   ============   =============    ===========     ============    ============    ===========
          17,300,230     10,700,000      10,200,000      1,700,135       12,150,113       2,050,000        600,000
      ==============   ============   =============    ===========     ============    ============    ===========

      $  824,657,483   $290,323,430   $ 447,271,309    $54,034,592     $435,270,091    $ 77,618,610    $24,148,256
         131,910,077     41,434,485      40,458,646     17,234,957      105,414,401      10,685,354         88,390
      --------------   ------------   -------------    -----------     ------------    ------------    -----------
      $  956,567,560   $331,757,915   $ 487,729,955    $71,269,549     $540,684,492    $ 88,303,964    $24,236,646
      ==============   ============   =============    ===========     ============    ============    ===========
      $  126,396,025   $ 39,800,665   $  38,778,486    $16,756,971     $101,646,236    $ 10,243,239    $        --
      ==============   ============   =============    ===========     ============    ============    ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                               SPDR
                                               SPDR            SPDR         DOW JONES
                                            DOW JONES       DOW JONES       LARGE CAP
                                           TOTAL MARKET     LARGE CAP         GROWTH
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income on securities of
     unaffiliated issuers (Note 2)......   $ 1,804,640      $  456,492     $   979,142
  Dividend income on securities of
     affiliated issuers (Note 3)........           136              43             183
  Affiliated securities lending -- net
     (Note 3 and Note 8)................        35,754          19,502          17,473
  Foreign taxes withheld................          (106)            (44)             --
                                           -----------      ----------     -----------
  TOTAL INVESTMENT INCOME...............     1,840,424         475,993         996,798
                                           -----------      ----------     -----------
EXPENSES
  Advisory fee (Note 3).................       175,552          43,865         178,777
  Trustees fee (Note 3).................         2,720             655           2,850
  Miscellaneous expense.................         4,247           3,106              --
                                           -----------      ----------     -----------
  TOTAL EXPENSES........................       182,519          47,626         181,627
                                           -----------      ----------     -----------
  NET INVESTMENT INCOME (LOSS)..........     1,657,905         428,367         815,171
                                           -----------      ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers.............     2,087,666         (86,401)     (5,037,985)
     Investments in securities of
       affiliated issuers...............         6,006              --          (6,225)
  Net change in unrealized appreciation
     (depreciation) on:
     Investments........................    31,588,122       8,236,458      42,492,504
                                           -----------      ----------     -----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............    33,681,794       8,150,057      37,448,294
                                           -----------      ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $35,339,699      $8,578,424     $38,263,465
                                           ===========      ==========     ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           SPDR                            SPDR            SPDR                            SPDR
        DOW JONES          SPDR         DOW JONES       DOW JONES          SPDR         DOW JONES
        LARGE CAP       DOW JONES        MID CAP         MID CAP        DOW JONES       SMALL CAP
          VALUE          MID CAP          GROWTH          VALUE         SMALL CAP         GROWTH
           ETF             ETF             ETF             ETF             ETF             ETF
     --------------- --------------- --------------- --------------- --------------- ---------------

       $ 1,575,051     $   378,647     $   281,420      $  228,773      $  263,066     $   323,038
                --              --              --              --              --              --
            18,821          23,783          29,804          10,157          24,171          98,603
              (194)           (342)             --            (279)             (2)             --
       -----------     -----------     -----------      ----------      ----------     -----------
         1,593,678         402,088         311,224         238,651         287,235         421,641
       -----------     -----------     -----------      ----------      ----------     -----------

           106,244          48,906          73,373          18,376          37,748         145,489
             1,687             583             844             209             443           1,790
             3,765           5,277           3,456           4,037           4,931           4,127
       -----------     -----------     -----------      ----------      ----------     -----------
           111,696          54,766          77,673          22,622          43,122         151,406
       -----------     -----------     -----------      ----------      ----------     -----------
         1,481,982         347,322         233,551         216,029         244,113         270,235
       -----------     -----------     -----------      ----------      ----------     -----------


         2,185,804       2,023,462       1,664,355         799,208         539,600       3,939,431
                --              --              --              --              --              --

        15,761,675       7,752,342      13,149,401       2,319,318       5,827,937      21,923,614
       -----------     -----------     -----------      ----------      ----------     -----------

        17,947,479       9,775,804      14,813,756       3,118,526       6,367,537      25,863,045
       -----------     -----------     -----------      ----------      ----------     -----------

       $19,429,461     $10,123,126     $15,047,307      $3,334,555      $6,611,650     $26,133,280
       ===========     ===========     ===========      ==========      ==========     ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                               SPDR
                                            DOW JONES          SPDR            SPDR
                                            SMALL CAP       DJ GLOBAL       DOW JONES
                                              VALUE           TITANS           REIT
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income on securities of
     unaffiliated issuers (Note 2)......   $ 1,315,240     $ 1,150,551     $ 24,839,714
  Dividend income on securities of
     affiliated issuers (Note 3)........            --              --               --
  Affiliated securities lending -- net
     (Note 3 and Note 8)................        64,931          11,895          384,727
  Foreign taxes withheld................             5         (49,404)              --
                                           -----------     -----------     ------------
  TOTAL INVESTMENT INCOME...............     1,380,176       1,113,042       25,224,441
                                           -----------     -----------     ------------
EXPENSES
  Advisory fee (Note 3).................       112,448         220,153        1,358,102
  Trustees fee (Note 3).................         1,376           1,374           17,524
  Miscellaneous expense.................         5,413              --               65
                                           -----------     -----------     ------------
  TOTAL EXPENSES........................       119,237         221,527        1,375,691
                                           -----------     -----------     ------------
  NET INVESTMENT INCOME (LOSS)..........     1,260,939         891,515       23,848,750
                                           -----------     -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers.............     1,335,720        (321,446)      14,147,496
     Investments in securities of
       affiliated issuers...............            --              --               --
     Foreign currency transactions......            --          (2,352)              --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments........................    20,220,679      15,550,669      358,295,161
     Foreign currency transactions......            --           5,250               --
                                           -----------     -----------     ------------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............    21,556,399      15,232,121      372,442,657
                                           -----------     -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $22,817,338     $16,123,636     $396,291,407
                                           ===========     ===========     ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           SPDR                            SPDR            SPDR            SPDR
                           KBW             SPDR            KBW             KBW            MORGAN
           SPDR          CAPITAL           KBW           MORTGAGE        REGIONAL        STANLEY
         KBW BANK        MARKETS        INSURANCE        FINANCE         BANKING        TECHNOLOGY
           ETF             ETF             ETF             ETF             ETF             ETF
     --------------- --------------- --------------- --------------- --------------- ---------------

      $   4,404,529     $  469,290     $ 1,888,724       $ 70,765     $   4,967,428    $   702,613
             11,884          2,933              --             --                --             --
          1,551,131         11,115          15,031             --           398,950         15,471
                 --             --              --             --                --         (8,108)
      -------------     ----------     -----------       --------     -------------    -----------
          5,967,544        483,338       1,903,755         70,765         5,366,378        709,976
      -------------     ----------     -----------       --------     -------------    -----------

          1,490,634        166,759         307,560         10,467           776,788        574,863
             13,880          1,505           2,731             90             7,526          3,531
                 --             --              --             --                --             --
      -------------     ----------     -----------       --------     -------------    -----------
          1,504,514        168,264         310,291         10,557           784,314        578,394
      -------------     ----------     -----------       --------     -------------    -----------
          4,463,030        315,074       1,593,464         60,208         4,582,064        131,582
      -------------     ----------     -----------       --------     -------------    -----------


       (169,642,415)     2,267,145      36,883,659         82,714      (110,394,242)    (2,005,974)
         (2,322,053)      (106,684)             --             --                --             --
                 --             --              --             --                --             --

        297,970,636      4,283,488       4,796,804        562,715       173,652,489     57,041,120
                 --             --              --             --                --             --
      -------------     ----------     -----------       --------     -------------    -----------

        126,006,168      6,443,949      41,680,463        645,429        63,258,247     55,035,146
      -------------     ----------     -----------       --------     -------------    -----------

      $ 130,469,198     $6,759,023     $43,273,927       $705,637     $  67,840,311    $55,166,728
      =============     ==========     ===========       ========     =============    ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                               SPDR                            SPDR
                                               S&P             SPDR            S&P
                                             DIVIDEND      S&P BIOTECH     HOMEBUILDERS
                                               ETF             ETF             ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income on securities of
     unaffiliated issuers (Note 2)......   $ 19,628,906    $       113     $  4,674,931
  Affiliated securities lending -- net
     (Note 3 and Note 8)................        564,711        505,501          264,406
                                           ------------    -----------     ------------
  TOTAL INVESTMENT INCOME...............     20,193,617        505,614        4,939,337
                                           ------------    -----------     ------------
EXPENSES
  Advisory fee (Note 3).................      1,674,376        747,970        1,385,770
  Trustees fee (Note 3).................         13,442          7,122           12,414
  Miscellaneous expense.................            294            398               --
                                           ------------    -----------     ------------
  TOTAL EXPENSES........................      1,688,112        755,490        1,398,184
                                           ------------    -----------     ------------
  NET INVESTMENT INCOME (LOSS)..........     18,505,505       (249,876)       3,541,153
                                           ------------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers.............     45,754,194     (4,712,085)     127,901,885
  Net change in unrealized appreciation
     (depreciation) on:
     Investments........................    120,208,303     28,649,853       12,132,913
                                           ------------    -----------     ------------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............    165,962,497     23,937,768      140,034,798
                                           ------------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $184,468,002    $23,687,892     $143,575,951
                                           ============    ===========     ============




(1) For the period September 16, 2009 (commencement of operations) to December 31, 2009.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           SPDR            SPDR                                                         SPDR WELLS
           SPDR       S&P OIL & GAS   S&P OIL & GAS        SPDR                            SPDR           FARGO
        S&P METALS      EQUIPMENT     EXPLORATION &        S&P             SPDR            S&P          PREFERRED
         & MINING       & SERVICES      PRODUCTION   PHARMACEUTICALS    S&P RETAIL    SEMICONDUCTOR       STOCK
           ETF             ETF             ETF             ETF             ETF             ETF           ETF (1)
     --------------- --------------- --------------- --------------- --------------- --------------- ---------------

       $  4,268,898    $ 1,361,954     $ 2,092,487     $   363,097     $ 3,390,742     $   723,402       $361,846
            184,406         65,075          58,544          20,077         506,410          43,747           (311)
       ------------    -----------     -----------     -----------     -----------     -----------       --------
          4,453,304      1,427,029       2,151,031         383,174       3,897,152         767,149        361,535
       ------------    -----------     -----------     -----------     -----------     -----------       --------

          1,274,277        458,558         642,006          89,839         927,513         213,115         18,112
             10,540          3,798           5,473             766           8,577           1,930             90
                 --            124              --           2,186              --              --             --
       ------------    -----------     -----------     -----------     -----------     -----------       --------
          1,284,817        462,480         647,479          92,791         936,090         215,045         18,202
       ------------    -----------     -----------     -----------     -----------     -----------       --------
          3,168,487        964,549       1,503,552         290,383       2,961,062         552,104        343,333
       ------------    -----------     -----------     -----------     -----------     -----------       --------


        112,201,941      4,290,148      11,751,177       3,949,628      82,365,376      23,147,291        (29,811)

         93,935,386     53,464,144      51,407,542       8,118,291       7,994,935      10,094,919        665,174
       ------------    -----------     -----------     -----------     -----------     -----------       --------

        206,137,327     57,754,292      63,158,719      12,067,919      90,360,311      33,242,210        635,363
       ------------    -----------     -----------     -----------     -----------     -----------       --------

       $209,305,814    $58,718,841     $64,662,271     $12,358,302     $93,321,373     $33,794,314       $978,696
       ============    ===========     ===========     ===========     ===========     ===========       ========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               SPDR                         SPDR
                                                            DOW JONES                    DOW JONES
                                                           TOTAL MARKET                  LARGE CAP
                                                               ETF                          ETF
                                                   ---------------------------   -------------------------
                                                    FOR THE SIX                  FOR THE SIX
                                                      MONTHS                        MONTHS
                                                       ENDED                        ENDED
                                                     12/31/09      YEAR ENDED      12/31/09     YEAR ENDED
                                                    (UNAUDITED)      6/30/09     (UNAUDITED)     6/30/09
                                                   ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................  $  1,657,905   $  3,174,300   $   428,367   $   507,856
  Net realized gain (loss) on investments and
     foreign currency transactions...............     2,093,672     (1,154,421)      (86,401)     (701,194)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions.......................    31,588,122    (34,356,107)    8,236,458       379,416
                                                   ------------   ------------   -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS.............................    35,339,699    (32,336,228)    8,578,424       186,078
                                                   ------------   ------------   -----------   -----------
  Net equalization credits and charges...........       (21,528)       167,286            --        98,422
                                                   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................    (1,441,324)    (3,248,305)     (337,414)     (588,582)
                                                   ------------   ------------   -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............    (1,441,324)    (3,248,305)     (337,414)     (588,582)
                                                   ------------   ------------   -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........            --     89,281,386            --    33,927,680
  Net proceeds from reinvestment of shares
     issued......................................         1,069            487            --            --
  Cost of shares redeemed........................    (7,488,223)   (21,571,970)           --    (4,039,406)
  Net income equalization (Note 2)...............        21,528       (167,286)           --       (98,422)
                                                   ------------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS...............    (7,465,626)    67,542,617            --    29,789,852
                                                   ------------   ------------   -----------   -----------
  Net increase (decrease) in net assets during
     year........................................    26,411,221     32,125,370     8,241,010    29,485,770
  Net assets at beginning of year................   158,238,011    126,112,641    38,418,985     8,933,215
                                                   ------------   ------------   -----------   -----------
NET ASSETS END OF YEAR (1).......................  $184,649,232   $158,238,011   $46,659,995   $38,418,985
                                                   ============   ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................            --      1,300,000            --       850,000
  Shares issued to shareholders from reinvestment
     of distributions............................            14              6            --            --
  Shares redeemed................................      (100,000)      (300,000)           --      (100,000)
                                                   ------------   ------------   -----------   -----------
NET INCREASE (DECREASE)..........................       (99,986)     1,000,006            --       750,000
                                                   ============   ============   ===========   ===========
(1) Including undistributed (distribution in
    excess of) net investment income.............  $     30,137   $   (186,444)  $     3,687   $   (87,266)
                                                   ============   ============   ===========   ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       SPDR                                  SPDR                                  SPDR
                     DOW JONES                             DOW JONES                             DOW JONES
                 LARGE CAP GROWTH                       LARGE CAP VALUE                           MID CAP
                        ETF                                   ETF                                   ETF
        ----------------------------------    ----------------------------------    ----------------------------------
          FOR THE SIX                           FOR THE SIX                           FOR THE SIX
             MONTHS                                MONTHS                                MONTHS
             ENDED                                 ENDED                                 ENDED
            12/31/09          YEAR ENDED          12/31/09          YEAR ENDED          12/31/09          YEAR ENDED
          (UNAUDITED)          6/30/09          (UNAUDITED)          6/30/09          (UNAUDITED)          6/30/09
        ---------------    ---------------    ---------------    ---------------    ---------------    ---------------


          $    815,171      $   2,458,527       $  1,481,982       $  3,442,436       $   347,322        $   443,343

            (5,044,210)       (29,719,515)         2,185,804        (22,398,253)        2,023,462         (5,130,083)

            42,492,504        (52,514,346)        15,761,675        (10,478,734)        7,752,342         (1,113,940)
          ------------      -------------       ------------       ------------       -----------        -----------
            38,263,465        (79,775,334)        19,429,461        (29,434,551)       10,123,126         (5,800,680)
          ------------      -------------       ------------       ------------       -----------        -----------
                (6,322)          (127,275)           (49,401)           124,412             8,762             37,015
          ------------      -------------       ------------       ------------       -----------        -----------

              (835,944)        (2,246,413)        (1,258,134)        (3,648,149)         (263,761)          (471,074)
          ------------      -------------       ------------       ------------       -----------        -----------
              (835,944)        (2,246,413)        (1,258,134)        (3,648,149)         (263,761)          (471,074)
          ------------      -------------       ------------       ------------       -----------        -----------

             4,259,153         18,321,830          2,777,667         53,353,954         4,388,750         16,712,294
                   382                327              6,518             13,625                --                 --
            (6,920,065)       (70,498,609)       (13,685,917)       (14,492,257)                                  --
                 6,322            127,275             49,401           (124,412)           (8,762)           (37,015)
          ------------      -------------       ------------       ------------       -----------        -----------

            (2,654,208)       (52,049,177)       (10,852,331)        38,750,910         4,379,988         16,675,279
          ------------      -------------       ------------       ------------       -----------        -----------
            34,766,991       (134,198,199)         7,269,595          5,792,622        14,248,115         10,440,540
           154,816,935        289,015,134         99,220,546         93,427,924        31,260,286         20,819,746
          ------------      -------------       ------------       ------------       -----------        -----------
          $189,583,926      $ 154,816,935       $106,490,141       $ 99,220,546       $45,508,401        $31,260,286
          ============      =============       ============       ============       ===========        ===========

               100,000            450,000             50,000          1,000,000           100,000            450,000
                     9                  9                127                264                --                 --
              (150,000)        (1,900,000)          (250,000)          (300,000)               --                 --
          ------------      -------------       ------------       ------------       -----------        -----------
               (49,991)        (1,449,991)          (199,873)           700,264           100,000            450,000
          ============      =============       ============       ============       ===========        ===========

          $     19,414      $      40,187       $     40,231       $   (183,617)      $   (13,714)       $   (97,275)
          ============      =============       ============       ============       ===========        ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           SPDR                                  SPDR
                                                         DOW JONES                             DOW JONES
                                                      MID CAP GROWTH                         MID CAP VALUE
                                                            ETF                                   ETF
                                            ----------------------------------    ----------------------------------
                                              For the Six                           For the Six
                                                 Months                                Months
                                                 Ended                                 Ended
                                                12/31/09          Year Ended          12/31/09          Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $   233,551        $   250,908        $   216,029        $   332,131
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................        1,664,355         (8,964,604)           799,208         (3,282,204)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......       13,149,401           (419,371)         2,319,318            404,013
                                              -----------        -----------        -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........       15,047,307         (9,133,067)         3,334,555         (2,546,060)
                                              -----------        -----------        -----------        -----------
  Net equalization credits and charges..           12,719             10,023             20,433            (23,866)
                                              -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................         (229,285)          (254,596)          (190,473)          (319,079)
  Net realized gains....................               --                 --                 --                 --
                                              -----------        -----------        -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...         (229,285)          (254,596)          (190,473)          (319,079)
                                              -----------        -----------        -----------        -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..       19,161,203         11,384,549          6,257,634          5,146,279
  Net proceeds from reinvestment of
     shares issued......................               --                 --                 --                 --
  Cost of shares redeemed...............               --         (3,034,805)                --         (3,525,839)
  Net income equalization (Note 2)......          (12,719)           (10,023)           (20,433)            23,866
                                              -----------        -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM BENEFICIAL INTEREST
  TRANSACTIONS..........................       19,148,484          8,339,721          6,237,201          1,644,306
                                              -----------        -----------        -----------        -----------
  Net increase (decrease) in net assets
     during year........................       33,979,225         (1,037,919)         9,401,716         (1,244,699)
  Net assets at beginning of year.......       42,939,259         43,977,178          8,823,489         10,068,188
                                              -----------        -----------        -----------        -----------
NET ASSETS END OF YEAR (1)..............      $76,918,484        $42,939,259        $18,225,205        $ 8,823,489
                                              ===========        ===========        ===========        ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................          350,000            300,000            150,000            150,000
  Shares issued to shareholders from
     reinvestment of distributions......               --                 --                 --                 --
  Shares redeemed.......................               --            (50,000)                --           (100,000)
                                              -----------        -----------        -----------        -----------
NET INCREASE (DECREASE).................          350,000            250,000            150,000             50,000
                                              ===========        ===========        ===========        ===========
(1) Including undistributed
    (distribution in excess of) net
    investment income...................      $   (17,887)       $   (22,153)       $   (24,005)       $   (49,561)
                                              ===========        ===========        ===========        ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       SPDR                                  SPDR                                  SPDR
                     DOW JONES                             DOW JONES                             DOW JONES
                     SMALL CAP                         SMALL CAP GROWTH                       SMALL CAP VALUE
                        ETF                                   ETF                                   ETF
        ----------------------------------    ----------------------------------    ----------------------------------
          For the Six                           For the Six                           For the Six
             Months                                Months                                Months
             Ended                                 Ended                                 Ended
            12/31/09          Year Ended          12/31/09          Year Ended          12/31/09          Year Ended
           (Unaudited          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
        ---------------    ---------------    ---------------    ---------------    ---------------    ---------------



          $   244,113        $   336,842        $    270,235       $    665,530       $ 1,260,939        $  2,329,091

              539,600         (1,529,721)          3,939,431        (10,609,089)        1,335,720         (11,897,564)


            5,827,937         (2,381,697)         21,923,614        (10,871,283)       20,220,679         (12,389,930)
          -----------        -----------        ------------       ------------       -----------        ------------

            6,611,650         (3,574,576)         26,133,280        (20,814,842)       22,817,338         (21,958,403)
          -----------        -----------        ------------       ------------       -----------        ------------
               (1,477)            24,819              (1,451)            47,524            16,512             (27,061)
          -----------        -----------        ------------       ------------       -----------        ------------

             (178,053)          (327,907)           (154,312)          (683,706)         (879,382)         (1,928,987)
                   --                 --                  --                 --                --            (266,335)
          -----------        -----------        ------------       ------------       -----------        ------------
             (178,053)          (327,907)           (154,312)          (683,706)         (879,382)         (2,195,322)
          -----------        -----------        ------------       ------------       -----------        ------------


           12,839,260         12,736,870          13,706,478         45,604,693        10,191,253          39,138,899
                  636                300                  --                 88               519               3,933
                   --                 --         (11,933,379)       (16,157,524)       (2,711,021)        (34,960,025)
                1,477            (24,819)              1,451            (47,524)          (16,512)             27,061
          -----------        -----------        ------------       ------------       -----------        ------------

           12,841,373         12,712,351           1,774,550         29,399,733         7,464,239           4,209,868
          -----------        -----------        ------------       ------------       -----------        ------------
           19,273,493          8,834,687          27,752,067          7,948,709        29,418,707         (19,970,918)
           22,651,426         13,816,739          94,077,266         86,128,557        69,885,334          89,856,252
          -----------        -----------        ------------       ------------       -----------        ------------
          $41,924,919        $22,651,426        $121,829,333       $ 94,077,266       $99,304,041        $ 69,885,334
          ===========        ===========        ============       ============       ===========        ============

              250,000            300,000             200,000            700,000           200,000             700,000

                   14                  9                  --                  1                11                  73
                   --                 --            (150,000)          (250,000)          (50,000)           (650,000)
          -----------        -----------        ------------       ------------       -----------        ------------
              250,014            300,009              50,000            450,001           150,011              50,073
          ===========        ===========        ============       ============       ===========        ============

          $      (305)       $   (66,365)       $        (55)      $   (115,978)      $   (18,532)       $   (400,089)
          ===========        ===========        ============       ============       ===========        ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          SPDR DJ                           SPDR DOW JONES
                                                       GLOBAL TITANS                             REIT
                                                            ETF                                   ETF
                                            ----------------------------------    ----------------------------------
                                              For the Six                           For the Six
                                                 Months                                Months
                                                 Ended                                 Ended
                                                12/31/09          Year Ended          12/31/09          Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $    891,515       $  3,147,125      $   23,848,750     $   46,799,378
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................          (323,798)       (20,488,317)         14,147,496       (274,749,551)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......        15,555,919        (24,256,525)        358,295,161       (433,828,051)
                                              ------------       ------------      --------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        16,123,636        (41,597,717)        396,291,407       (661,778,224)
                                              ------------       ------------      --------------     --------------
  Net equalization credits and charges..            65,654           (176,604)             48,199          2,600,928
                                              ------------       ------------      --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        (1,119,611)        (2,892,421)        (22,475,622)       (55,657,332)
                                              ------------       ------------      --------------     --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...        (1,119,611)        (2,892,421)        (22,475,622)       (55,657,332)
                                              ------------       ------------      --------------     --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..        19,356,213         23,127,126         100,186,152        528,069,032
  Net proceeds from reinvestment of
     shares issued......................             6,999              7,504              96,560            323,119
  Cost of shares redeemed...............        (2,648,973)       (71,375,891)       (337,659,622)      (191,862,425)
  Net income equalization (Note 2)......           (65,654)           176,604             (48,199)        (2,600,928)
                                              ------------       ------------      --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM BENEFICIAL INTEREST
  TRANSACTIONS..........................        16,648,585        (48,064,657)       (237,425,109)       333,928,798
                                              ------------       ------------      --------------     --------------
  Net increase (decrease) in net assets
     during year........................        31,718,264        (92,731,399)        136,438,875       (380,905,830)
  Net assets at beginning of year.......        70,922,532        163,653,931         908,890,330      1,289,796,160
                                              ------------       ------------      --------------     --------------
NET ASSETS END OF YEAR (1)..............      $102,640,796       $ 70,922,532      $1,045,329,205     $  908,890,330
                                              ============       ============      ==============     ==============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................           350,000            450,000           2,400,000         11,500,000
  Shares issued to shareholders from
     reinvestment of distributions......               141                157               2,402              6,899
  Shares redeemed.......................           (50,000)        (1,400,000)         (7,900,000)        (4,500,000)
                                              ------------       ------------      --------------     --------------
NET INCREASE (DECREASE).................           300,141           (949,843)         (5,497,598)         7,006,899
                                              ============       ============      ==============     ==============
(1) Including undistributed
    (distribution in excess of) net
    investment income...................      $    (46,613)      $    181,483      $  (13,108,684)    $  (14,481,812)
                                              ============       ============      ==============     ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     SPDR KBW                              SPDR KBW                              SPDR KBW
                       BANK                             CAPITAL MARKETS                          INSURANCE
                        ETF                                   ETF                                   ETF
        ----------------------------------    ----------------------------------    ----------------------------------
          For the Six                           For the Six                           For the Six
             Months                                Months                                Months
             Ended                                 Ended                                 Ended
            12/31/09          Year Ended          12/31/09          Year Ended          12/31/09          Year Ended
          (Unaudited)          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
        ---------------    ---------------    ---------------    ---------------    ---------------    ---------------


        $     4,463,030    $    36,190,164     $     315,074      $   1,339,451      $   1,593,464      $   1,945,607

           (171,964,468)      (341,300,990)        2,160,461        (60,588,793)        36,883,659        (48,781,149)


            297,970,636       (193,187,760)        4,283,488         17,974,335          4,796,804          9,231,599
        ------ --------    ------ --------     -------------      -------------      -------------      -------------

            130,469,198       (498,298,586)        6,759,023        (41,275,007)        43,273,927        (37,603,943)
        ------ --------    ------ --------     -------------      -------------      -------------      -------------
               (334,935)         1,161,281           (18,678)           (69,089)           (36,797)           419,502
        ------ --------    ------ --------     -------------      -------------      -------------      -------------

             (3,662,490)       (31,427,389)         (315,603)        (1,034,884)        (1,277,239)        (2,043,777)
        ------ --------    ------ --------     -------------      -------------      -------------      -------------
             (3,662,490)       (31,427,389)         (315,603)        (1,034,884)        (1,277,239)        (2,043,777)
        ------ --------    ------ --------     -------------      -------------      -------------      -------------


          2,062,267,484      6,031,102,867        99,232,001        576,362,751        411,230,581        494,256,921
                  2,258             39,103                --                 --                 --                 --
         (2,201,845,773)    (5,563,002,677)     (103,179,006)      (571,164,830)      (441,392,320)      (378,778,174)
                334,935         (1,161,281)           18,678             69,089             36,797           (419,502)
        ------ --------    ------ --------     -------------      -------------      -------------      -------------

           (139,241,096)       466,978,012        (3,928,327)         5,267,010        (30,124,942)       115,059,245
        ------ --------    ------ --------     -------------      -------------      -------------      -------------
            (12,769,323)       (61,586,682)        2,496,415        (37,111,970)        11,834,949         75,831,027
            821,693,602        883,280,284        80,188,367        117,300,337        139,204,844         63,373,817
        ------ --------    ------ --------     -------------      -------------      -------------      -------------
        $   808,924,279    $   821,693,602     $  82,684,782      $  80,188,367      $ 151,039,793      $ 139,204,844
        ====== ========    ====== ========     =============      =============      =============      =============

             95,800,000        273,200,000         2,750,000         17,200,000         12,100,000         17,650,000

                    111              1,392                --                 --                 --                 --
           (103,100,000)      (258,650,000)       (2,900,000)       (17,400,000)       (13,000,000)       (13,950,000)
        ------ --------    ------ --------     -------------      -------------      -------------      -------------
             (7,299,889)        14,551,392          (150,000)          (200,000)          (900,000)         3,700,000
        ====== ========    ====== ========     =============      =============      =============      =============

        $       216,426    $      (584,114)    $      88,663      $      89,192      $      15,056      $    (301,169)
        ====== ========    ====== ========     =============      =============      =============      =============


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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               SPDR KBW
                                                         SPDR KBW                              REGIONAL
                                                     MORTGAGE FINANCE                           BANKING
                                                            ETF                                   ETF
                                            ----------------------------------    ----------------------------------
                                              For the Six                           For the Six
                                                 Months                                Months
                                                 Ended          For the period         Ended
                                                12/31/09          4/29/09*-           12/31/09          Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $    60,208         $   21,918      $     4,582,064    $    22,153,652
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................           82,714            (43,361)        (110,394,242)      (240,638,024)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......          562,715           (663,910)         173,652,489       (151,814,096)
                                              -----------         ----------      ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          705,637           (685,353)          67,840,311       (370,298,468)
                                              -----------         ----------      ------ --------    ------ --------
  Net equalization credits and charges..           (7,981)             6,083              (51,591)         1,694,638
                                              -----------         ----------      ------ --------    ------ --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (55,385)           (26,714)          (3,345,044)       (30,200,435)
  Net realized gains....................          (20,025)                --                   --                 --
                                              -----------         ----------      ------ --------    ------ --------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...          (75,410)           (26,714)          (3,345,044)       (30,200,435)
                                              -----------         ----------      ------ --------    ------ --------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..               --          6,139,244        1,855,549,347      5,364,521,846
  Net proceeds from reinvestment of
     shares issued......................               --                 --               18,574             40,388
  Cost of shares redeemed...............       (1,964,417)                --       (1,910,304,068)    (5,238,409,636)
  Net income equalization (Note 2)......            7,981             (6,083)              51,591         (1,694,638)
                                              -----------         ----------      ------ --------    ------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM BENEFICIAL INTEREST
  TRANSACTIONS..........................       (1,956,436)         6,133,161          (54,684,556)       124,457,960
                                              -----------         ----------      ------ --------    ------ --------
  Voluntary contribution from Advisor...               --                 --                   --                 --
                                              -----------         ----------      ------ --------    ------ --------
  Net increase (decrease) in net assets
     during year........................       (1,334,190)         5,427,177            9,759,120       (274,346,305)
  Net assets at beginning of year.......        5,427,177                 --          434,937,404        709,283,709
                                              -----------         ----------      ------ --------    ------ --------
NET ASSETS END OF YEAR (1)..............      $ 4,092,987         $5,427,177      $   444,696,524    $   434,937,404
                                              ===========         ==========      ====== ========    ====== ========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................               --            150,000           88,650,000        189,700,000
  Shares issued to shareholders from
     reinvestment of distributions......               --                 --                  930              1,519
  Shares redeemed.......................          (50,000)                --          (92,450,000)      (192,650,000)
                                              -----------         ----------      ------ --------    ------ --------
NET INCREASE (DECREASE).................          (50,000)           150,000           (3,799,070)        (2,948,481)
                                              ===========         ==========      ====== ========    ====== ========
(1) Including undistributed
    (distribution in excess of) net
    investment income...................      $        27         $   (4,796)     $       (62,542)   $    (1,299,562)
                                              ===========         ==========      ====== ========    ====== ========




 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       SPDR
                  MORGAN STANLEY                             SPDR                                  SPDR
                    TECHNOLOGY                           S&P DIVIDEND                           S&P BIOTECH
                        ETF                                   ETF                                   ETF
        ----------------------------------    ----------------------------------    ----------------------------------
          For the Six                           For the Six                           For the Six
             Months                                Months                                Months
             Ended                                 Ended                                 Ended
            12/31/09          Year Ended          12/31/09          Year Ended          12/31/09          Year Ended
          (Unaudited)          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
        ---------------    ---------------    ---------------    ---------------    ---------------    ---------------


          $    131,582       $    979,357      $   18,505,505     $  20,602,688      $    (249,876)      $   3,877,063

            (2,005,974)       (34,789,154)         45,754,194      (134,987,178)        (4,712,085)        (94,674,335)

            57,041,120        (18,399,193)        120,208,303        77,037,794         28,649,853         (24,720,840)
          ------------       ------------      --------------     -------------      -------------       -------------
            55,166,728        (52,208,990)        184,468,002       (37,346,696)        23,687,892        (115,518,112)
          ------------       ------------      --------------     -------------      -------------       -------------
                 2,140            (10,362)          1,195,911         1,680,369             53,572               5,249
          ------------       ------------      --------------     -------------      -------------       -------------

              (111,173)          (984,816)        (20,162,901)      (22,069,140)           (12,144)         (1,461,033)
                    --                 --                  --                --                 --                  --
          ------------       ------------      --------------     -------------      -------------       -------------
              (111,173)          (984,816)        (20,162,901)      (22,069,140)           (12,144)         (1,461,033)
          ------------       ------------      --------------     -------------      -------------       -------------

            10,261,444        106,881,919         424,222,499       551,760,708        123,602,712         821,819,762
                    --                182              91,126            51,009                 --                 --
            (7,092,093)       (84,740,532)         (8,930,691)      (64,119,182)      (173,569,282)       (542,400,771)
                (2,140)            10,362          (1,195,911)       (1,680,369)           (53,572)             (5,249)
          ------------       ------------      --------------     -------------      -------------       -------------

             3,167,211         22,151,931         414,187,023       486,012,166        (50,020,142)        279,413,742
          ------------       ------------      --------------     -------------      -------------       -------------
                    --                 --                  --                --                 --           1,726,351
          ------------       ------------      --------------     -------------      -------------       -------------
            58,224,906        (31,052,237)        579,688,035       428,276,699        (26,290,822)        164,166,197
           197,818,233        228,870,470         658,655,165       230,378,466        428,507,944         264,341,747
          ------------       ------------      --------------     -------------      -------------       -------------
          $256,043,139       $197,818,233      $1,238,343,200     $ 658,655,165      $ 402,217,122       $ 428,507,944
          ============       ============      ==============     =============      =============       =============

               200,000          2,550,000           9,650,000        13,950,000          2,350,000          14,200,000

                    --                  4               2,202             1,325                 --                  --
              (150,000)        (2,300,000)           (200,000)       (1,800,000)        (3,300,000)        (10,350,000)
          ------------       ------------      --------------     -------------      -------------       -------------
                50,000            250,004           9,452,202        12,151,325           (950,000)          3,850,000
          ============       ============      ==============     =============      =============       =============

          $       (871)      $    (21,280)     $   (3,308,282)    $  (1,650,886)     $    (249,880)      $      12,140
          ============       ============      ==============     =============      =============       =============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                           SPDR                                  SPDR
                                                     S&P HOMEBUILDERS                     S&P METALS & MINING
                                                            ETF                                   ETF
                                            ----------------------------------    ----------------------------------
                                              For the Six                           For the Six
                                                 Months                                Months
                                                 Ended                                 Ended
                                                12/31/09          Year Ended          12/31/09          Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........    $     3,541,153    $    10,266,268    $     3,168,487    $     4,979,970
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................        127,901,885       (459,491,919)       112,201,941       (261,610,132)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......         12,132,913        143,673,510         93,935,386        (66,817,314)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        143,575,951       (305,552,141)       209,305,814       (323,447,476)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net equalization credits and charges..            (26,297)           618,208           (129,466)           393,942
                                            ------ --------    ------ --------    ------ --------    ------ --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................         (3,119,928)       (12,064,713)        (3,864,071)        (5,169,117)
  Net realized gains....................                 --                 --                 --                 --
                                            ------ --------    ------ --------    ------ --------    ------ --------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...         (3,119,928)       (12,064,713)        (3,864,071)        (5,169,117)
                                            ------ --------    ------ --------    ------ --------    ------ --------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..      1,233,447,020      2,989,402,107      1,298,429,790      2,140,363,923
  Net proceeds from reinvestment of
     shares issued......................                220                 --              5,409              2,648
  Cost of shares redeemed...............     (1,244,578,642)    (2,651,227,691)    (1,213,019,758)    (2,028,519,747)
  Net income equalization (Note 2)......             26,297           (618,208)           129,466           (393,942)
                                            ------ --------    ------ --------    ------ --------    ------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM BENEFICIAL INTEREST
  TRANSACTIONS..........................        (11,105,105)       337,556,208         85,544,907        111,452,882
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Voluntary contribution from Adviser...                 --                 --                 --                 --
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net increase (decrease) in net assets
     during year........................        129,324,621         20,557,562        290,857,184       (216,769,769)
  Net assets at beginning of year.......        556,110,549        535,552,987        602,422,792        819,192,561
                                            ------ --------    ------ --------    ------ --------    ------ --------
NET ASSETS END OF YEAR (1)..............    $   685,435,170    $   556,110,549    $   893,279,976    $   602,422,792
                                            ====== ========    ====== ========    ====== ========    ====== ========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................         83,150,000        221,600,000         28,750,000         51,650,000
  Shares issued to shareholders from
     reinvestment of distributions......                 16                 --                133                 92
  Shares redeemed.......................        (85,000,000)      (206,750,000)       (27,700,000)       (44,100,000)
                                            ------ --------    ------ --------    ------ --------    ------ --------
NET INCREASE (DECREASE).................         (1,849,984)        14,850,000          1,050,133          7,550,092
                                            ====== ========    ====== ========    ====== ========    ====== ========
(1) Including undistributed
    (distribution in excess of) net
    investment income...................    $       (57,032)   $      (478,257)   $      (553,227)   $       142,357
                                            ====== ========    ====== ========    ====== ========    ====== ========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                SPDR S&P OIL & GAS                    SPDR S&P OIL & GAS                           SPDR
               EQUIPMENT & SERVICES                EXPLORATION & PRODUCTION                 S&P PHARMACEUTICALS
                        ETF                                   ETF                                   ETF
        ----------------------------------    ----------------------------------    ----------------------------------
          For the Six                           For the Six                           For the Six
             Months                                Months                                Months
             Ended                                 Ended                                 Ended
            12/31/09          Year Ended          12/31/09          Year Ended          12/31/09          Year Ended
          (Unaudited)          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
        ---------------    ---------------    ---------------    ---------------    ---------------    ---------------


          $    964,549      $   1,132,208     $     1,503,552    $     2,132,239      $   290,383        $    533,912

             4,290,148        (55,640,576)         11,751,177       (132,834,713)       3,949,628          (3,493,487)


            53,464,144        (88,887,400)         51,407,542        (83,900,106)       8,118,291           2,830,730
          ------------      -------------     ------ --------    ------ --------      -----------        ------------

            58,718,841       (143,395,768)         64,662,271       (214,602,580)      12,358,302            (128,845)
          ------------      -------------     ------ --------    ------ --------      -----------        ------------
               (44,823)             5,007            (248,307)           169,086            5,215              38,194
          ------------      -------------     ------ --------    ------ --------      -----------        ------------

              (901,263)        (1,111,182)         (1,290,608)        (2,190,011)        (261,592)           (562,918)
                    --                 --                  --                 --               --             (65,554)
          ------------      -------------     ------ --------    ------ --------      -----------        ------------
              (901,263)        (1,111,182)         (1,290,608)        (2,190,011)        (261,592)           (628,472)
          ------------      -------------     ------ --------    ------ --------      -----------        ------------


            90,062,656        163,432,877       1,469,772,516      2,641,583,363       13,892,168          49,204,184
                    --                 --                  --                 --               35                  31
           (42,755,773)       (99,773,052)     (1,393,361,629)    (2,456,461,127)      (1,726,254)        (17,276,711)
                44,823             (5,007)            248,307           (169,086)          (5,215)            (38,194)
          ------------      -------------     ------ --------    ------ --------      -----------        ------------

            47,351,706         63,654,818          76,659,194        184,953,150       12,160,734          31,889,310
          ------------      -------------     ------ --------    ------ --------      -----------        ------------
                    --                 --                  --                 --               --                  --
          ------------      -------------     ------ --------    ------ --------      -----------        ------------

           105,124,461        (80,847,125)        139,782,550        (31,670,355)      24,262,659          31,170,187
           199,100,926        279,948,051         280,282,060        311,952,415       40,498,641           9,328,454
          ------------      -------------     ------ --------    ------ --------      -----------        ------------
          $304,225,387      $ 199,100,926     $   420,064,610    $   280,282,060      $64,761,300        $ 40,498,641
          ============      =============     ====== ========    ====== ========      ===========        ============

             3,150,000          7,300,000          38,950,000         75,050,000          400,000           1,700,000

                    --                 --                  --                 --                1                   1
            (1,600,000)        (3,650,000)        (37,600,000)       (70,650,000)         (50,000)           (650,000)
          ------------      -------------     ------ --------    ------ --------      -----------        ------------
             1,550,000          3,650,000           1,350,000          4,400,000          350,001           1,050,001
          ============      =============     ====== ========    ====== ========      ===========        ============

          $     40,084      $     (23,202)    $       118,454    $       (94,490)     $    (7,933)       $    (36,724)
          ============      =============     ====== ========    ====== ========      ===========        ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                          SPDR
                                                                                                       WELLS FARGO
                                                                                                        PREFERRED
                                                                                                        STOCK ETF
                                                                                                     --------------
                                                     SPDR                           SPDR
                                                  S&P RETAIL                  S&P SEMICONDUCTOR
                                                     ETF                             ETF
                                      ---------------------------------  --------------------------
                                        FOR THE SIX                       FOR THE SIX
                                           MONTHS                           MONTHS                   FOR THE PERIOD
                                           ENDED                             ENDED                     9/16/09* -
                                          12/31/09        YEAR ENDED       12/31/09     YEAR ENDED      12/31/09
                                        (UNAUDITED)         6/30/09       (UNAUDITED)     6/30/09      (UNAUDITED)
                                      ---------------  ----------------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)......  $     2,961,062  $      5,278,654  $    552,104  $    429,964    $   343,333
  Net realized gain (loss) on
     investments and foreign
     currency transactions..........       82,365,376      (216,930,922)   23,147,291   (16,661,344)       (29,811)
  Net change in unrealized
     appreciation (depreciation) on
     investments and foreign
     currency transactions..........        7,994,935        21,099,340    10,094,919    23,342,847        665,174
                                      ---------------  ----------------  ------------  ------------    -----------
  NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................       93,321,373      (190,552,928)   33,794,314     7,111,467        978,696
                                      ---------------  ----------------  ------------  ------------    -----------
  Net equalization credits and
     charges........................       (4,798,321)          (95,155)      (36,559)       29,997        144,087
                                      ---------------  ----------------  ------------  ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............         (720,620)       (5,623,569)     (509,556)     (433,928)      (480,967)
  Net realized gains................               --                --            --            --             --
                                      ---------------  ----------------  ------------  ------------    -----------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS...................         (720,620)       (5,623,569)     (509,556)     (433,928)      (480,967)
                                      ---------------  ----------------  ------------  ------------    -----------
FROM BENEFICIAL INTEREST
  TRANSACTIONS:
  Net proceeds from the sale of
     shares.........................    8,540,168,400    11,839,508,553    45,034,962   124,086,754     24,388,880
  Net proceeds from reinvestment of
     shares issued..................            1,737             1,282            --            --             --
  Cost of shares redeemed...........   (9,217,386,576)  (10,888,760,286)  (84,148,426)  (67,019,898)            --
  Net income equalization (Note 2)..        4,798,321            95,155        36,559       (29,997)      (144,087)
                                      ---------------  ----------------  ------------  ------------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS......................     (672,418,118)      950,844,704   (39,076,905)   57,036,859     24,244,793
                                      ---------------  ----------------  ------------  ------------    -----------
  Voluntary contribution from
     Adviser........................           11,147            53,830            --            --             --
                                      ---------------  ----------------  ------------  ------------    -----------
  Net increase (decrease) in net
     assets during year.............     (584,604,539)      754,626,882    (5,828,706)   63,744,395     24,886,609
  Net assets at beginning of year...    1,018,007,223       263,380,341   103,282,378    39,537,983             --
                                      ---------------  ----------------  ------------  ------------    -----------
NET ASSETS END OF YEAR(1)...........  $   433,402,684  $  1,018,007,223  $ 97,453,672  $103,282,378    $24,886,609
                                      ===============  ================  ============  ============    ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................      257,550,000       470,050,000     1,150,000     4,150,000        600,000
  Shares issued to shareholders from
     reinvestment of distributions..               58                53            --            --             --
  Shares redeemed...................     (282,150,000)     (442,300,000)   (2,150,000)   (2,050,000)            --
                                      ---------------  ----------------  ------------  ------------    -----------
NET INCREASE (DECREASE).............      (24,599,942)       27,750,053    (1,000,000)    2,100,000        600,000
                                      ===============  ================  ============  ============    ===========
(1) Including undistributed
    (distribution in excess of) net
    investment income...............  $     2,367,881  $        127,439  $      4,441  $    (38,107)   $  (137,634)
                                      ===============  ================  ============  ============    ===========





 *   Commencement of operations




See accompanying notes to financial statements.

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                                       157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                              SPDR DOW JONES TOTAL MARKET ETF
                                             -----------------------------------------------------------------
                                               FOR THE
                                              SIX MONTHS
                                                ENDED        YEAR       YEAR       YEAR       YEAR      YEAR
                                               12/31/09      ENDED      ENDED      ENDED     ENDED      ENDED
                                             (UNAUDITED)    6/30/09    6/30/08    6/30/07   6/30/06    6/30/05
                                             -----------   --------   --------   --------   -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  67.33    $  93.41   $ 108.50   $  91.82   $ 85.26   $  80.87
                                               --------    --------   --------   --------   -------   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............        0.73(4)     1.66(4)    1.74       1.61      1.50       1.69
Net realized and unrealized gain (loss)
  (5)......................................       14.65      (26.18)    (15.07)     16.69      6.54       4.38
                                               --------    --------   --------   --------   -------   --------
Total from investment operations...........       15.38      (24.52)    (13.33)     18.30      8.04       6.07
                                               --------    --------   --------   --------   -------   --------
Net equalization credits and charges (4)...       (0.01)       0.09       0.03         --        --         --
                                               --------    --------   --------   --------   -------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................       (0.64)      (1.65)     (1.79)     (1.62)    (1.48)     (1.68)
Net realized gains.........................          --          --         --         --        --         --
                                               --------    --------   --------   --------   -------   --------
Total distributions........................       (0.64)      (1.65)     (1.79)     (1.62)    (1.48)     (1.68)
                                               --------    --------   --------   --------   -------   --------
NET ASSET VALUE, END OF PERIOD.............    $  82.06    $  67.33   $  93.41   $ 108.50   $ 91.82   $  85.26
                                               ========    ========   ========   ========   =======   ========
TOTAL RETURN (1)...........................       22.86%     (26.18)%   (12.36)%    20.06%     9.47%      7.55%
Net assets, end of period (in 000s)........    $184,649    $158,238   $126,113   $130,218   $96,416   $106,580
Ratio of expenses to average net assets....        0.21%(2)    0.21%      0.20%      0.20%     0.21%      0.21%
Ratio of net investment income (loss) to
  average net assets.......................        1.89%(2)    2.42%      1.74%      1.62%     1.62%      2.05%
Portfolio turnover rate (3)................           1%         10%         1%         2%        2%        32%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       158

--------------------------------------------------------------------------------


                    SPDR DOW JONES LARGE CAP ETF                             SPDR DOW JONES LARGE CAP GROWTH ETF
       -----------------------------------------------------    ------------------------------------------------------------
         FOR THE                                                  FOR THE
        SIX MONTHS                                  FOR THE      SIX MONTHS
          ENDED         YEAR     YEAR     YEAR       PERIOD        ENDED       YEAR      YEAR      YEAR      YEAR      YEAR
         12/31/09      ENDED    ENDED    ENDED     11/8/05*-      12/31/09     ENDED     ENDED     ENDED     ENDED    ENDED
       (UNAUDITED)    6/30/09  6/30/08  6/30/07     6/30/06     (UNAUDITED)   6/30/09   6/30/08   6/30/07   6/30/06  6/30/05
       -----------    -------  -------  -------    ---------    -----------  --------  --------  --------  --------  -------
         $ 42.69      $ 59.55  $ 68.91  $ 58.17      $56.03       $  39.70   $  54.02  $  57.36  $  49.05  $  46.27  $ 47.56
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------

            0.48(4)      1.09(4)  1.18     1.11        0.94           0.21(4)    0.52(4)   0.44      0.47      0.34     0.71
            9.04       (17.02)   (9.26)   10.74        2.11           9.54     (14.31)    (3.33)     8.32      2.78    (1.29)
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------
            9.52       (15.93)   (8.08)   11.85        3.05           9.75     (13.79)    (2.89)     8.79      3.12    (0.58)
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------
              --         0.21    (0.00)+     --          --             --      (0.03)     0.01     (0.01)       --       --
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------

           (0.37)       (1.14)   (1.18)   (1.11)      (0.91)         (0.21)     (0.50)    (0.46)    (0.47)    (0.34)   (0.71)
              --           --    (0.10)      --          --             --         --        --        --        --       --
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------
           (0.37)       (1.14)   (1.28)   (1.11)      (0.91)         (0.21)     (0.50)    (0.46)    (0.47)    (0.34)   (0.71)
         -------      -------  -------  -------      ------       --------   --------  --------  --------  --------  -------
         $ 51.84      $ 42.69  $ 59.55  $ 68.91      $58.17       $  49.24   $  39.70  $  54.02  $  57.36  $  49.05  $ 46.27
         =======      =======  =======  =======      ======       ========   ========  ========  ========  ========  =======
           22.36%      (26.44)% (11.84)%  20.50%       5.47%         24.61%    (25.58)%   (5.04)%   17.96%     6.75%   (1.25)%
         $46,660      $38,419  $ 8,933  $10,337      $5,817       $189,584   $154,817  $289,015  $223,708  $137,353  $80,981
            0.22%(2)     0.23%    0.20%    0.20%       0.21%(2)       0.20%(2)   0.20%     0.20%     0.20%     0.21%    0.21%
            1.95%(2)     2.63%    1.80%    1.69%       1.68%(2)       0.91%(2)   1.27%     0.81%     0.92%     0.74%    1.57%
               3%          10%       7%       4%          4%             9%        32%       14%       15%       43%      21%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                            SPDR DOW JONES LARGE CAP VALUE ETF
                                          ----------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED        YEAR      YEAR      YEAR         YEAR          YEAR
                                            12/31/09     ENDED     ENDED      ENDED       ENDED         ENDED
                                          (UNAUDITED)   6/30/09   6/30/08    6/30/07   6/30/06 (6)   6/30/05 (6)
                                          -----------   -------   -------   --------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  48.38    $ 69.18   $ 87.77   $  73.15     $  67.72      $  62.91
                                            --------    -------   -------   --------     --------      --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)............        0.77(4)    1.93(4)   2.37       1.99         1.80          1.70
Net realized and unrealized gain
  (loss)(5).............................        9.09     (20.78)   (18.59)     14.61         5.44          4.81
                                            --------    -------   -------   --------     --------      --------
Total from investment operations........        9.86     (18.85)   (16.22)     16.60         7.24          6.51
                                            --------    -------   -------   --------     --------      --------
Net equalization credits and charges
  (4)...................................       (0.03)      0.07     (0.09)      0.02           --            --
                                            --------    -------   -------   --------     --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................       (0.67)     (2.02)    (2.28)     (2.00)       (1.81)        (1.70)
Net realized gains......................          --         --        --         --           --            --
                                            --------    -------   -------   --------     --------      --------
Total distributions.....................       (0.67)     (2.02)    (2.28)     (2.00)       (1.81)        (1.70)
                                            --------    -------   -------   --------     --------      --------
NET ASSET VALUE, END OF PERIOD..........    $  57.54    $ 48.38   $ 69.18   $  87.77     $  73.15      $  67.72
                                            ========    =======   =======   ========     ========      ========
TOTAL RETURN (1)........................       20.34%    (27.33)%  (18.85)%    22.90%       10.80%        10.43%
Net assets, end of period (in 000s).....    $106,490    $99,221   $93,428   $149,247     $102,432      $135,456
Ratio of expenses to average net
  assets................................        0.21%(2)   0.21%     0.20%      0.20%        0.21%         0.21%
Ratio of net investment income (loss) to
  average net assets....................        2.79%(2)   3.73%     2.80%      2.44%        2.52%         2.51%
Portfolio turnover rate (3).............          10%        36%       13%        13%          42%           19%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       160

--------------------------------------------------------------------------------


                    SPDR DOW JONES MID CAP ETF                          SPDR DOW JONES MID CAP GROWTH ETF
      -----------------------------------------------------   -----------------------------------------------------
        FOR THE                                                 FOR THE
       SIX MONTHS                                  FOR THE     SIX MONTHS                                  FOR THE
         ENDED        YEAR      YEAR      YEAR      PERIOD       ENDED        YEAR      YEAR      YEAR      PERIOD
        12/31/09     ENDED     ENDED     ENDED    11/8/05*-     12/31/09     ENDED     ENDED     ENDED    11/8/05*-
      (UNAUDITED)   6/30/09   6/30/08   6/30/07    6/30/06    (UNAUDITED)   6/30/09   6/30/08   6/30/07    6/30/06
      -----------   -------   -------   -------   ---------   -----------   -------   -------   -------   ---------
        $ 36.78     $ 52.05   $ 62.63   $ 53.16    $ 49.18      $ 45.20     $ 62.82   $ 68.88   $ 58.22    $ 53.95
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------

           0.39(4)     0.74(4)   0.65      0.78       0.41         0.21(4)     0.33(4)   0.28      0.51       0.11
          11.01      (15.32)    (7.80)    10.28       3.96        13.94      (17.64)    (5.01)    12.17       4.26
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------
          11.40      (14.58)    (7.15)    11.06       4.37        14.15      (17.31)    (4.73)    12.68       4.37
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------
           0.01        0.06     (0.01)       --         --         0.01        0.01     (0.00)+      --         --
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------

          (0.29)      (0.75)    (0.72)    (0.80)     (0.39)       (0.19)      (0.32)    (0.29)    (0.52)     (0.10)
             --          --     (2.70)    (0.79)        --           --          --     (1.04)    (1.50)        --
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------
          (0.29)      (0.75)    (3.42)    (1.59)     (0.39)       (0.19)      (0.32)    (1.33)    (2.02)     (0.10)
        -------     -------   -------   -------    -------      -------     -------   -------   -------    -------
        $ 47.90     $ 36.78   $ 52.05   $ 62.63    $ 53.16      $ 59.17     $ 45.20   $ 62.82   $ 68.88    $ 58.22
        =======     =======   =======   =======    =======      =======     =======   =======   =======    =======
          31.06%     (27.89)%  (11.53)%   21.11%      8.92%       31.33%     (27.51)%   (6.85)%   22.22%      8.10%
        $45,508     $31,260   $20,820   $25,054    $15,949      $76,918(2)  $42,939   $43,977   $24,106    $20,375
           0.28%(2)    0.30%     0.25%     0.25%      0.26%(2)     0.26%(2)    0.28%     0.25%     0.25%      0.26%(2)

           1.78%(2)    2.02%     1.17%     1.41%      1.24%(2)     0.80%(2)    0.75%     0.45%     0.83%      0.30%(2)
             18%         58%       45%       40%        25%          23%         74%       59%       55%        34%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                SPDR DOW JONES MID CAP VALUE ETF
                                                ----------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED        YEAR      YEAR      YEAR    FOR THE PERIOD
                                                  12/31/09     ENDED     ENDED     ENDED       11/8/05*-
                                                (UNAUDITED)   6/30/09   6/30/08   6/30/07       6/30/06
                                                -----------   -------   -------   -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 35.29     $ 50.34   $ 63.10   $ 54.63       $50.42
                                                  -------     -------   -------   -------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.63(4)     1.30(4)   1.28      1.28         0.73
Net realized and unrealized gain (loss)(5)....      10.09      (14.89)   (12.58)     9.32         4.18
                                                  -------     -------   -------   -------       ------
Total from investment operations..............      10.72      (13.59)   (11.30)    10.60         4.91
                                                  -------     -------   -------   -------       ------
Net equalization credits and charges (4)......       0.06       (0.09)    (0.10)    (0.01)          --
                                                  -------     -------   -------   -------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................      (0.51)      (1.37)    (1.36)    (1.29)       (0.70)
Net realized gains............................         --          --        --     (0.83)          --
                                                  -------     -------   -------   -------       ------
Total distributions...........................      (0.51)      (1.37)    (1.36)    (2.12)       (0.70)
                                                  -------     -------   -------   -------       ------
NET ASSET VALUE, END OF PERIOD................    $ 45.56     $ 35.29   $ 50.34   $ 63.10       $54.63
                                                  =======     =======   =======   =======       ======
TOTAL RETURN (1)..............................      30.59%     (27.27)%  (18.18)%   19.68%        9.76%
Net assets, end of period (in 000s)...........    $18,225     $ 8,823   $10,068   $18,929       $8,194
Ratio of expenses to average net assets.......       0.31%(2)    0.34%     0.25%     0.25%        0.26%(2)
Ratio of net investment income (loss) to
  average net assets..........................       2.94%(2)    3.52%     2.18%     2.10%        2.20%(2)
Portfolio turnover rate (3)...................         31%         73%       51%       45%          29%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       162

--------------------------------------------------------------------------------


                  SPDR DOW JONES SMALL CAP ETF                           SPDR DOW JONES SMALL CAP GROWTH ETF
      ----------------------------------------------------    --------------------------------------------------------
        FOR THE                                                 FOR THE
       SIX MONTHS                                 FOR THE      SIX MONTHS
         ENDED        YEAR     YEAR     YEAR       PERIOD        ENDED       YEAR     YEAR     YEAR     YEAR     YEAR
        12/31/09     ENDED    ENDED    ENDED     11/8/05*-      12/31/09    ENDED    ENDED    ENDED    ENDED    ENDED
      (UNAUDITED)   6/30/09  6/30/08  6/30/07     6/30/06     (UNAUDITED)  6/30/09  6/30/08  6/30/07  6/30/06  6/30/05
      -----------   -------  -------  -------    ---------    -----------  -------  -------  -------  -------  -------
         $ 41.18    $ 55.27  $ 66.57   $58.03     $ 52.42       $  67.19   $ 90.65  $104.00  $ 87.11  $ 75.96  $ 69.92
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------

            0.39(4)    0.86(4)  0.69     0.89        0.46           0.18(4)   0.56(4)  0.42     0.20     0.23     0.33
           11.12     (14.20)  (11.19)    9.78        5.56          16.74    (23.51)  (11.83)   16.88    11.17     6.03
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------
           11.51     (13.34)  (10.50)   10.67        6.02          16.92    (22.95)  (11.41)   17.08    11.40     6.36
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------
             --        0.06     0.04       --          --             --      0.04    (0.00)+     --       --       --
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------

           (0.29)     (0.81)   (0.84)   (0.99)      (0.41)         (0.10)    (0.55)   (0.45)   (0.19)   (0.25)   (0.32)
             --          --       --    (1.14)         --             --        --    (1.49)      --       --       --
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------
           (0.29)     (0.81)   (0.84)   (2.13)      (0.41)         (0.10)    (0.55)   (1.94)   (0.19)   (0.25)   (0.32)
         -------    -------  -------   ------     -------       --------   -------  -------  -------  -------  -------
         $ 52.40    $ 41.18  $ 55.27   $66.57     $ 58.03       $  84.01   $ 67.19  $ 90.65  $104.00  $ 87.11  $ 75.96
         =======    =======  =======   ======     =======       ========   =======  =======  =======  =======  =======
           27.96%    (23.98)% (15.76)%  18.70%      11.49%         25.19%   (25.21)% (11.01)%  19.63%   15.02%    9.13%
         $41,925    $22,651  $13,817   $9,985     $26,113       $121,829   $94,077  $86,129  $88,408  $78,405  $53,183
            0.29%(2)   0.32%    0.25%    0.25%       0.26%(2)       0.26%(2)  0.26%    0.25%    0.25%    0.26%    0.26%
            1.62%(2)   2.16%    1.34%    1.18%       1.35%(2)       0.46%(2)  0.88%    0.46%    0.22%    0.26%    0.46%
              11%        28%      24%      16%         10%            18%       42%      38%      25%      84%      36%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                            SPDR DOW JONES SMALL CAP VALUE ETF
                                           --------------------------------------------------------------------
                                             FOR THE
                                            SIX MONTHS
                                              ENDED        YEAR      YEAR      YEAR        YEAR         YEAR
                                             12/31/09     ENDED     ENDED      ENDED       ENDED        ENDED
                                           (UNAUDITED)   6/30/09   6/30/08    6/30/07   6/30/06(6)   6/30/05(6)
                                           -----------   -------   -------   --------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....    $ 43.64     $ 57.92   $ 75.01   $  65.35    $  59.03      $ 56.97
                                             -------     -------   -------   --------    --------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.74(4)     1.52(4)   1.25       1.62        1.40(4)      1.14(4)
Net realized and unrealized gain
  (loss)(5)..............................      12.82      (14.33)   (16.50)      9.76        8.21         4.55
                                             -------     -------   -------   --------    --------      -------
Total from investment operations.........      13.56      (12.81)   (15.25)     11.38        9.61         5.69
                                             -------     -------   -------   --------    --------      -------
Net equalization credits and charges
  (4)....................................       0.01       (0.02)     0.01       0.02          --           --
                                             -------     -------   -------   --------    --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................      (0.51)      (1.28)    (1.56)     (1.73)      (1.30)       (1.14)
Net realized gains.......................         --       (0.17)    (0.29)     (0.01)      (1.99)       (2.49)
                                             -------     -------   -------   --------    --------      -------
Total distributions......................      (0.51)      (1.45)    (1.85)     (1.74)      (3.29)       (3.63)
                                             -------     -------   -------   --------    --------      -------
NET ASSET VALUE, END OF PERIOD...........    $ 56.70     $ 43.64   $ 57.92   $  75.01    $  65.35      $ 59.03
                                             =======     =======   =======   ========    ========      =======
TOTAL RETURN (1).........................      31.13%     (22.20)%  (20.46)%    17.64%      16.66%       10.07%
Net assets, end of period (in 000s)......    $99,304     $69,885   $89,856   $120,090    $101,344      $88,583
Ratio of expenses to average net assets..       0.27%(2)    0.27%     0.25%      0.25%       0.26%        0.26%
Ratio of net investment income (loss) to
  average net assets.....................       2.80%(2)    3.32%     2.12%      2.27%       2.21%        2.00%
Portfolio turnover rate (3)..............         23%         38%       28%        23%         97%          33%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       164

--------------------------------------------------------------------------------


                            SPDR DJ GLOBAL TITANS ETF                                        SPDR DOW JONES REIT ETF
      ---------------------------------------------------------------------    ---------------------------------------------------
        FOR THE                                                                  FOR THE
       SIX MONTHS                                                               SIX MONTHS
         ENDED         YEAR       YEAR        YEAR        YEAR       YEAR         ENDED         YEAR         YEAR          YEAR
        12/31/09      ENDED       ENDED       ENDED      ENDED       ENDED       12/31/09       ENDED        ENDED         ENDED
      (UNAUDITED)    6/30/09     6/30/08     6/30/07    6/30/06     6/30/05    (UNAUDITED)     6/30/09      6/30/08       6/30/07
      -----------    -------    --------    --------    -------    --------    -----------    --------    ----------    ----------

        $  47.27     $ 66.79    $  79.11    $  66.98    $ 62.88    $  61.43     $    34.00    $  65.40    $    80.93    $    75.98
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------

            0.55(4)     1.64(4)     1.89        1.67       1.46        1.47           0.95(4)     1.91(4)       2.43          2.57
            9.79      (19.47)     (12.28)      12.11       4.08        1.44          15.22      (31.15)       (14.86)         6.27
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------
           10.34      (17.83)     (10.39)      13.78       5.54        2.91          16.17      (29.24)       (12.43)         8.84
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------
            0.04       (0.09)       0.03          --         --          --             --        0.11          0.16         (0.02)
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------

           (0.65)      (1.60)      (1.96)      (1.65)     (1.44)      (1.46)         (0.94)      (2.27)        (3.26)        (3.33)
              --          --          --          --         --          --             --          --            --         (0.54)
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------
           (0.65)      (1.60)      (1.96)      (1.65)     (1.44)      (1.46)         (0.94)      (2.27)        (3.26)        (3.87)
        --------     -------    --------    --------    -------    --------     ----------    --------    ----------    ----------
        $  57.00     $ 47.27    $  66.79    $  79.11    $ 66.98    $  62.88     $    49.23    $  34.00    $    65.40    $    80.93
        ========     =======    ========    ========    =======    ========     ==========    ========    ==========    ==========
           22.01%     (26.89)%    (13.28)%     20.72%      8.88%       4.75%         47.66%     (44.96)%      (15.41)%       11.43%
        $102,641     $70,923    $163,654    $170,108    $77,044    $106,904     $1,045,329    $908,890    $1,289,796    $1,247,893
            0.50%(2)    0.51%       0.50%       0.51%      0.51%       0.51%          0.25%(2)    0.25%         0.25%         0.25%

            2.02%(2)    3.20%       2.55%       2.33%      2.11%       2.47%          4.39%(2)    4.58%         2.79%         2.95%
               4%         10%         15%          9%         9%         36%             5%         15%           14%           16%
       SPDR DOW JONES REIT ETF
      ------------------------
         YEAR          YEAR
         ENDED         ENDED
      6/30/06(6)    6/30/05(6)
      ----------    ----------

      $    65.56     $  51.38
      ----------     --------

            2.99         2.98(4)
           10.88        14.00
      ----------     --------
           13.87        16.98
      ----------     --------
              --           --
      ----------     --------

           (3.00)       (2.80)
           (0.45)          --
      ----------     --------
           (3.45)       (2.80)
      ----------     --------
      $    75.98     $  65.56
      ==========     ========
           21.73%       33.64%
      $1,049,212     $659,223
            0.26%        0.26%
            3.57%        5.06%
              11%          12%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                         SPDR KBW BANK ETF
                                                 -----------------------------------------------------------------
                                                  FOR THE SIX
                                                 MONTHS ENDED      YEAR        YEAR        YEAR     FOR THE PERIOD
                                                   12/31/09        ENDED       ENDED      ENDED        11/8/05*-
                                                  (UNAUDITED)     6/30/09     6/30/08    6/30/07        6/30/06
                                                 ------------    --------    --------    -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $  18.08      $  28.58    $  55.44    $ 53.73       $  50.17
                                                   --------      --------    --------    -------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................         0.11(4)       0.94(4)     1.60       2.54           0.93
Net realized and unrealized gain (loss)(5)....         3.11        (10.67)     (27.35)      1.64           3.52
                                                   --------      --------    --------    -------       --------
Total from investment operations..............         3.22         (9.73)     (25.75)      4.18           4.45
                                                   --------      --------    --------    -------       --------
Net equalization credits and charges (4)......        (0.01)         0.03        0.66       0.30             --
                                                   --------      --------    --------    -------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................        (0.09)        (0.80)      (1.77)     (2.77)         (0.89)
                                                   --------      --------    --------    -------       --------
Total distributions...........................        (0.09)        (0.80)      (1.77)     (2.77)         (0.89)
                                                   --------      --------    --------    -------       --------
NET ASSET VALUE, END OF PERIOD................     $  21.20      $  18.08    $  28.58    $ 55.44       $  53.73
                                                   ========      ========    ========    =======       ========
TOTAL RETURN (1)..............................        17.76%       (34.54)%    (46.07)%     8.28%          8.90%
Net assets, end of period (in 000s)...........     $808,924      $821,694    $883,280    $72,068       $147,756
Ratio of expenses to average net assets.......         0.35%(2)      0.35%       0.35%      0.35%          0.36%(2)
Ratio of net investment income (loss) to
  average net assets..........................         1.05%(2)      4.29%       4.46%      2.93%          3.06%(2)
Portfolio turnover rate (3)...................           14%           51%         23%         8%            22%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       166

--------------------------------------------------------------------------------



                   SPDR KBW CAPITAL MARKETS ETF                                 SPDR KBW INSURANCE  ETF
      -----------------------------------------------------  ------------------------------------------------------------
       FOR THE SIX                                 FOR THE    FOR THE SIX
      MONTHS ENDED    YEAR       YEAR      YEAR     PERIOD   MONTHS ENDED    YEAR        YEAR       YEAR   FOR THE PERIOD
        12/31/09     ENDED       ENDED    ENDED   11/8/05*-    12/31/09      ENDED      ENDED      ENDED      11/8/05*-
       (UNAUDITED)  6/30/09     6/30/08  6/30/07   6/30/06    (UNAUDITED)   6/30/09    6/30/08    6/30/07      6/30/06
      ------------  -------    --------  -------  ---------  ------------  --------    -------    -------  --------------
         $ 33.41    $ 45.12    $  68.80  $ 56.18   $ 53.07     $  26.52    $  40.89    $ 59.41    $ 51.22      $ 52.12
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------

            0.12(4)    0.52(4)     0.53 (4) 0.41      2.63         0.31(4)     0.67(4)    1.02(4)    0.76         0.44
            3.36     (11.79)     (23.68)   12.60      3.09         8.16      (14.55)    (18.56)      8.17        (0.93)
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------
            3.48     (11.27)     (23.15)   13.01      5.72         8.47      (13.88)    (17.54)      8.93        (0.49)
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------
           (0.01)     (0.03)       0.10    (0.04)       --        (0.01)       0.14       0.12      (0.02)          --
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------

           (0.13)     (0.41)      (0.63)   (0.35)    (2.61)       (0.26)      (0.63)     (1.10)     (0.72)       (0.41)
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------
           (0.13)     (0.41)      (0.63)   (0.35)    (2.61)       (0.26)      (0.63)     (1.10)     (0.72)       (0.41)
         -------    -------    --------  -------   -------     --------    --------    -------    -------      -------
         $ 36.75    $ 33.41    $  45.12  $ 68.80   $ 56.18     $  34.72    $  26.52    $ 40.89    $ 59.41      $ 51.22
         =======    =======    ========  =======   =======     ========    ========    =======    =======      =======
           10.38%    (24.98)%    (33.71)%  23.14%    10.55%       31.92%     (33.69)%   (29.67)%    17.46%       (0.93)%
         $82,685    $80,188    $117,300  $86,003   $50,559     $151,040    $139,205    $63,374    $59,413      $35,855
            0.35%(2)   0.36%       0.35%    0.35%     0.36%(2)     0.35%(2)    0.35%      0.35%     0.35%         0.36%(2)

            0.66%(2)   1.65%       0.89%    0.52%     2.42%(2)     1.81%(2)    2.56%      1.99%     1.32%         1.27%(2)
               6%        52%         52%      96%       11%          11%         53%        18%         6%          16%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                       SPDR KBW MORTGAGE FINANCE
                                                                                  ETF
                                                                     ----------------------------
                                                                       FOR THE
                                                                      SIX MONTHS
                                                                        ENDED      FOR THE PERIOD
                                                                       12/31/09       4/29/09*-
                                                                     (UNAUDITED)       6/30/09
                                                                     -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................     $36.18         $ 41.19
                                                                        ------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................................       0.41(4)         0.15(4)
Net realized and unrealized gain (loss)(5).........................       5.04           (5.02)
                                                                        ------         -------
Total from investment operations...................................       5.45           (4.87)
                                                                        ------         -------
Net equalization credits and charges (4)...........................      (0.05)           0.04
                                                                        ------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................      (0.45)          (0.18)
Net realized gains.................................................      (0.20)             --
Return of capital..................................................         --              --
                                                                        ------         -------
Total distributions................................................      (0.65)          (0.18)
                                                                        ------         -------
NET ASSET VALUE, END OF PERIOD.....................................     $40.93         $ 36.18
                                                                        ======         =======
TOTAL RETURN (1)...................................................      14.92%         (11.73)%
Net assets, end of period (in 000s)................................     $4,093         $ 5,427
Ratio of expenses to average net assets............................       0.35%(2)        0.35%(2)
Ratio of net investment income (loss) to average net assets........       2.01%(2)        2.38%(2)
Portfolio turnover rate (3)........................................         20%              5%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       168

--------------------------------------------------------------------------------




                 SPDR KBW REGIONAL BANKING ETF                                 SPDR MORGAN STANLEY TECHNOLOGY ETF
--------------------------------------------------------------   -------------------------------------------------------------
        FOR THE                                                    FOR THE
       SIX MONTHS                                     FOR THE     SIX MONTHS
         ENDED         YEAR      YEAR      YEAR        PERIOD       ENDED        YEAR      YEAR      YEAR      YEAR      YEAR
        12/31/09       ENDED     ENDED     ENDED     6/19/06*-     12/31/09      ENDED     ENDED     ENDED     ENDED    ENDED
      (UNAUDITED)     6/30/09   6/30/08   6/30/07     6/30/06    (UNAUDITED)    6/30/09   6/30/08   6/30/07   6/30/06  6/30/05
      -----------    --------  --------  --------    ---------   -----------   --------  --------  --------  --------  -------

        $  18.31     $  26.56  $  45.90  $  48.33     $ 48.02      $  44.96    $  55.15  $  61.90  $  49.11  $  46.99  $ 49.18
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------

            0.22(4)      0.94(4)   1.43      1.84        0.02          0.03(4)     0.23(4)   0.15      0.05      0.03     0.11
            3.91        (8.04)   (18.58)    (2.40)       0.29         12.58      (10.18)    (6.74)    12.80      2.13    (2.19)
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------
            4.13        (7.10)   (17.15)    (0.56)       0.31         12.61       (9.95)    (6.59)    12.85      2.16    (2.08)
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------
              --         0.07     (0.60)    (0.43)         --            --       (0.00)+   (0.01)    (0.00)+      --       --
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------

           (0.15)       (1.22)    (1.59)    (1.44)         --         (0.03)      (0.24)    (0.15)    (0.05)    (0.03)   (0.11)
              --           --        --        --          --            --          --        --        --        --       --
              --           --        --        --          --            --          --        --     (0.01)    (0.01)      --
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------
           (0.15)       (1.22)    (1.59)    (1.44)         --         (0.03)      (0.24)    (0.15)    (0.06)    (0.04)   (0.11)
        --------     --------  --------  --------     -------      --------    --------  --------  --------  --------  -------
        $  22.29     $  18.31  $  26.56  $  45.90     $ 48.33      $  57.54    $  44.96  $  55.15  $  61.90  $  49.11  $ 46.99
        ========     ========  ========  ========     =======      ========    ========  ========  ========  ========  =======
           22.59%      (27.94)%  (39.51)%   (2.16)%      0.66%        28.01%     (17.97)%  (10.67)%   26.19%     4.60%   (4.25)%
        $444,697     $434,937  $709,284  $128,523     $99,076      $256,043    $197,818  $228,870  $188,811  $144,873  $30,546
            0.35%(2)     0.35%     0.35%     0.36%       0.36%(2)      0.50%(2)    0.50%     0.50%     0.50%     0.51%    0.51%
            2.06%(2)     3.68%     4.04%     2.16%       4.01%(2)      0.11%(2)    0.56%     0.26%     0.09%     0.07%    0.24%
              21%          51%       35%       39%          0%           16%         19%       24%       22%       23%      46%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       169

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                       SPDR S&P DIVIDEND ETF
                                                    -----------------------------------------------------------
                                                      FOR THE
                                                     SIX MONTHS                                        FOR THE
                                                       ENDED        YEAR        YEAR        YEAR        PERIOD
                                                      12/31/09      ENDED       ENDED       ENDED     11/8/05*-
                                                    (UNAUDITED)    6/30/09     6/30/08     6/30/07     6/30/06
                                                    -----------   --------    --------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $    37.96   $  44.30    $  62.57    $  55.70     $  53.49
                                                     ----------   --------    --------    --------     --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................          0.85(4)    1.97(4)     2.19(4)     1.75         1.12
Net realized and unrealized gain (loss) (5)......          8.20      (6.47)     (17.49)       6.87         2.15
                                                     ----------   --------    --------    --------     --------
Total from investment operations.................          9.05      (4.50)     (15.30)       8.62         3.27
                                                     ----------   --------    --------    --------     --------
Net equalization credits and charges (4).........          0.06       0.16        0.02        0.12        (0.00)+
                                                     ----------   --------    --------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................         (0.87)     (2.00)      (2.19)      (1.87)       (1.06)
Net realized gains...............................            --         --       (0.80)         --           --
                                                     ----------   --------    --------    --------     --------
Total distributions..............................         (0.87)     (2.00)      (2.99)      (1.87)       (1.06)
                                                     ----------   --------    --------    --------     --------
Voluntary contribution from Adviser..............            --         --          --          --           --
                                                     ----------   --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD...................    $    46.20   $  37.96    $  44.30    $  62.57     $  55.70
                                                     ==========   ========    ========    ========     ========
TOTAL RETURN (1).................................         24.06%    (10.06)%    (25.05)%     15.78%        6.16%
Net assets, end of period (in 000s)..............    $1,238,343   $658,655    $230,378    $275,319     $100,263
Ratio of expenses to average net assets..........          0.35%(2)   0.35%       0.35%       0.34%        0.30%(2)
Ratio of net investment income (loss) to average
  net assets.....................................          3.87%(2)   5.10%       3.92%       3.11%        3.45%(2)
Portfolio turnover rate (3)......................            37%       105%         48%         41%          25%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       170

--------------------------------------------------------------------------------


                      SPDR S&P BIOTECH ETF                                        SPDR S&P HOMEBUILDERS ETF
---------------------------------------------------------------   --------------------------------------------------------
         FOR THE                                                    FOR THE
        SIX MONTHS                                     FOR THE     SIX MONTHS                                     FOR THE
          ENDED        YEAR       YEAR       YEAR       PERIOD       ENDED        YEAR       YEAR       YEAR       PERIOD
         12/31/09      ENDED      ENDED      ENDED    1/31/06*-     12/31/09      ENDED      ENDED      ENDED    1/31/06*-
       (UNAUDITED)    6/30/09    6/30/08    6/30/07    6/30/06    (UNAUDITED)    6/30/09    6/30/08    6/30/07    6/30/06
       -----------   --------   --------   --------   ---------   -----------   --------   --------   --------   ---------
         $  50.71    $  57.47   $  50.93   $  45.90    $ 49.67      $  11.77    $  16.53   $  30.37   $  33.86    $  46.92
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------

            (0.03)(4)    0.44(4)    0.66       0.18      (0.07)         0.07(4)     0.24(4)    0.36       0.28        0.07
             2.94       (7.23)      6.59       5.04      (3.70)         3.32       (4.72)    (13.82)     (3.49)     (13.06)
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------
             2.91       (6.79)      7.25       5.22      (3.77)         3.39       (4.48)    (13.46)     (3.21)     (12.99)
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------
             0.01       (0.00)+    (0.02)     (0.05)        --            --        0.01      (0.06)      0.01       (0.00)+
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------

               --       (0.16)     (0.69)     (0.14)        --         (0.06)      (0.29)     (0.32)     (0.29)      (0.07)
               --          --         --         --         --            --          --         --         --          --
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------
               --       (0.16)     (0.69)     (0.14)        --         (0.06)      (0.29)     (0.32)     (0.29)      (0.07)
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------
               --        0.19         --         --         --            --          --         --         --          --
         --------    --------   --------   --------    -------      --------    --------   --------   --------    --------
         $  53.63    $  50.71   $  57.47   $  50.93    $ 45.90      $  15.10    $  11.77   $  16.53   $  30.37    $  33.86
         ========    ========   ========   ========    =======      ========    ========   ========   ========    ========
             5.76%     (11.46)%(7) 14.15%     11.26%     (7.59)%       28.79%     (27.30)%   (44.63)%    (9.51)%    (27.70)%
         $402,217    $428,508   $264,342   $106,957    $29,835      $685,435    $556,111   $535,553   $331,067    $165,908
             0.35%(2)    0.35%      0.35%      0.35%      0.36%(2)      0.35%(2)    0.35%      0.35%      0.35%       0.36%(2)
            (0.12)%(2)   0.83%      1.48%      0.51%     (0.33)%(2)     0.89%(2)    1.84%      1.80%      0.64%       0.34%(2)
               43%         78%        79%        74%        38%           28%         82%        76%        16%         19%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       171

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------




                                                                SPDR S&P METALS & MINING ETF
                                                  --------------------------------------------------------
                                                    FOR THE
                                                   SIX MONTHS                                     FOR THE
                                                     ENDED        YEAR       YEAR       YEAR       PERIOD
                                                    12/31/09      ENDED      ENDED      ENDED    6/19/06*-
                                                  (UNAUDITED)    6/30/09    6/30/08    6/30/07    6/30/06
                                                  -----------   --------   --------   --------   ---------

NET ASSET VALUE, BEGINNING OF PERIOD............    $  37.07    $  94.16   $  62.63   $  50.08    $ 43.29
                                                    --------    --------   --------   --------    -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................        0.20(4)     0.55(4)    0.39       0.39       0.02
Net realized and unrealized gain (loss) (5).....       14.61      (57.11)     31.54      12.55       6.77
                                                    --------    --------   --------   --------    -------
Total from investment operations................       14.81      (56.56)     31.93      12.94       6.79
                                                    --------    --------   --------   --------    -------
Net equalization credits and charges (4)........       (0.01)       0.04         --      (0.03)        --
                                                    --------    --------   --------   --------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................       (0.24)      (0.57)     (0.40)     (0.36)        --
Net realized gains..............................          --          --         --         --         --
                                                    --------    --------   --------   --------    -------
Total distributions.............................       (0.24)      (0.57)     (0.40)     (0.36)        --
                                                    --------    --------   --------   --------    -------
NET ASSET VALUE, END OF PERIOD..................    $  51.63    $  37.07   $  94.16   $  62.63    $ 50.08
                                                    ========    ========   ========   ========    =======
TOTAL RETURN (1)................................       39.96%     (59.95)%    51.22%     25.93%     15.70%
Net assets, end of period (in 000s).............    $893,280    $602,423   $819,193   $203,540    $30,050
Ratio of expenses to average net assets.........        0.35%(2)    0.35%      0.35%      0.35%      0.36%(2)
Ratio of net investment income (loss) to average
  net assets....................................        0.87%(2)    1.43%      0.59%      0.70%      1.65%(2)
Portfolio turnover rate (3).....................          26%         68%        59%        31%         0%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       172

--------------------------------------------------------------------------------



                        SPDR S&P OIL & GAS                                                 SPDR S&P OIL & GAS
                     EQUIPMENT & SERVICES ETF                                         EXPLORATION & PRODUCTION ETF
------------------------------------------------------------------    -----------------------------------------------------------
        FOR THE                                                         FOR THE
       SIX MONTHS                                         FOR THE      SIX MONTHS                                        FOR THE
         ENDED         YEAR        YEAR        YEAR        PERIOD        ENDED         YEAR        YEAR        YEAR       PERIOD
        12/31/09       ENDED       ENDED       ENDED     6/19/06*-      12/31/09       ENDED       ENDED      ENDED     6/19/06*-
      (UNAUDITED)     6/30/09     6/30/08     6/30/07     6/30/06     (UNAUDITED)     6/30/09     6/30/08    6/30/07     6/30/06
      -----------    --------    --------    --------    ---------    -----------    --------    --------    -------    ---------
        $  21.76     $  50.90    $  36.90    $  31.07     $ 27.99       $  31.67     $  70.10    $  45.93    $ 39.12     $ 33.80
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------

            0.10(4)      0.18(4)     0.11        0.08        0.00+          0.16(4)      0.29(4)     0.13       0.10        0.00+
            6.66       (29.14)      14.11        5.83        3.08           9.53       (38.46)      24.16       6.81        5.32
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------
            6.76       (28.96)      14.22        5.91        3.08           9.69       (38.17)      24.29       6.91        5.32
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------
           (0.00)+      (0.00)+     (0.00)+     (0.00)+        --          (0.03)        0.02        0.02      (0.00)+        --
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------

           (0.09)       (0.18)      (0.12)      (0.08)         --          (0.15)       (0.28)      (0.14)     (0.10)         --
              --           --       (0.10)         --          --             --           --          --         --          --
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------
           (0.09)       (0.18)      (0.22)      (0.08)         --          (0.15)       (0.28)      (0.14)     (0.10)         --
        --------     --------    --------    --------     -------       --------     --------    --------    -------     -------
        $  28.43     $  21.76    $  50.90    $  36.90     $ 31.07       $  41.18     $  31.67    $  70.10    $ 45.93     $ 39.12
        ========     ========    ========    ========     =======       ========     ========    ========    =======     =======
           31.09%      (56.87)%     38.61%      19.08%      10.98%         30.53%      (54.44)%     52.99%     17.68%      15.74%
        $304,225     $199,101    $279,948    $143,927     $15,535       $420,065     $280,282    $311,952    $39,041     $19,560
            0.35%(2)     0.35%       0.36%       0.35%       0.36%(2)       0.35%(2)     0.35%       0.35%      0.35%       0.36%(2)
            0.75%(2)     0.75%       0.28%       0.36%       0.17%(2)       0.82%(2)     0.82%       0.28%      0.23%       0.10%(2)
              17%          42%         51%         43%          0%            14%          45%         44%        48%          0%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       173

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                    SPDR S&P PHARMACEUTICALS ETF
                                                      --------------------------------------------------------
                                                        FOR THE
                                                       SIX MONTHS                                     FOR THE
                                                         ENDED        YEAR       YEAR       YEAR       PERIOD
                                                        12/31/09     ENDED      ENDED      ENDED     6/19/06*-
                                                      (UNAUDITED)   6/30/09    6/30/08    6/30/07     6/30/06
                                                      -----------   -------    -------    -------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD...............     $ 30.00     $ 31.08    $ 35.57    $ 31.88     $ 31.42
                                                        -------     -------    -------    -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................        0.19(4)     0.45(4)    0.32(4)    0.38        0.00+
Net realized and unrealized gain (loss) (5)........        8.07       (1.07)     (4.51)      3.80        0.46
                                                        -------     -------    -------    -------     -------
Total from investment operations...................        8.26       (0.62)     (4.19)      4.18        0.46
                                                        -------     -------    -------    -------     -------
Net equalization credits and charges (4)...........          --        0.03       0.03         --          --
                                                        -------     -------    -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................       (0.17)      (0.44)     (0.33)     (0.38)         --
Net realized gains.................................          --       (0.05)        --      (0.11)         --
                                                        -------     -------    -------    -------     -------
Total distributions................................       (0.17)      (0.49)     (0.33)     (0.49)         --
                                                        -------     -------    -------    -------     -------
Voluntary contribution from Adviser................          --          --         --         --          --
                                                        -------     -------    -------    -------     -------
NET ASSET VALUE, END OF PERIOD.....................     $ 38.09     $ 30.00    $ 31.08     $35.57     $ 31.88
                                                        =======     =======    =======    =======     =======
TOTAL RETURN (1)...................................       27.59%      (1.89)%   (11.73)%    13.17%       1.46%
Net assets, end of period (in 000s)................     $64,761     $40,499    $ 9,328     $8,897     $15,939
Ratio of expenses to average net assets............        0.36%(2)    0.36%      0.35%      0.35%       0.36%(2)
Ratio of net investment income (loss) to average
  net assets.......................................        1.13%(2)    1.59%      0.97%      0.95%       0.29%(2)
Portfolio turnover rate (3)........................          32%         80%        50%        23%          0%




See accompanying notes to Financial Highlights on page 175 and notes to financial statements.
                                       174

--------------------------------------------------------------------------------


                                  SPDR S&P RETAIL ETF                                         SPDR  S&P SEMICONDUCTOR ETF
      --------------------------------------------------------------------------    ----------------------------------------------
        FOR THE                                                                       FOR THE
       SIX MONTHS                                                       FOR THE      SIX MONTHS
         ENDED          YEAR                 YEAR            YEAR        PERIOD        ENDED         YEAR        YEAR       YEAR
        12/31/09        ENDED                ENDED           ENDED     6/19/06*-      12/31/09       ENDED      ENDED       ENDED
      (UNAUDITED)      6/30/09              6/30/08         6/30/07     6/30/06     (UNAUDITED)     6/30/09    6/30/08     6/30/07
      -----------    ----------            --------        --------    ---------    -----------    --------    -------    --------
        $  27.70     $    29.26            $  43.54        $  37.61     $ 36.72       $ 33.86      $  41.62    $ 53.22    $  47.29
        --------     ----------            --------        --------     -------       -------      --------    -------    --------

            0.19(4)        0.40(4)             0.37            0.11        0.01          0.18(4)       0.35(4)    0.24        0.16
            8.45          (1.70)             (14.39)           5.93        0.88         13.69         (7.84)    (11.58)       5.93
        --------     ----------            --------        --------     -------       -------      --------    -------    --------
            8.64          (1.30)             (14.02)           6.04        0.89         13.87         (7.49)    (11.34)       6.09
        --------     ----------            --------        --------     -------       -------      --------    -------    --------
           (0.30)         (0.01)              (0.09)           0.02          --         (0.01)         0.02       0.01       (0.00)+
        --------     ----------            --------        --------     -------       -------      --------    -------    --------

           (0.37)         (0.43)              (0.31)          (0.13)         --         (0.18)        (0.29)     (0.27)      (0.16)
              --             --                  --              --          --            --            --         --          --
        --------     ----------            --------        --------     -------       -------      --------    -------    --------
           (0.37)         (0.43)              (0.31)          (0.13)         --         (0.18)        (0.29)     (0.27)      (0.16)
        --------     ----------            --------        --------     -------       -------      --------    -------    --------
            0.00+          0.18                0.14              --          --            --            --         --          --
        --------     ----------            --------        --------     -------       -------      --------    -------    --------
        $  35.67     $    27.70            $  29.26        $  43.54     $ 37.61       $ 47.54      $  33.86    $ 41.62    $  53.22
        ========     ==========            ========        ========     =======       =======      ========    =======    ========
           30.11%(7)      (3.61)%(7)         (32.11)%(7)      16.12%       2.42%        40.95%       (17.88)%   (21.30)%     12.89%
        $433,403     $1,018,007            $263,380        $134,978     $20,687       $97,454      $103,282    $39,538    $106,439
            0.35%(2)       0.35%               0.35%           0.35%       0.36%(2)      0.35%(2)      0.35%      0.35%       0.35%
            1.12%(2)       1.61%               1.40%           0.35%       0.82%(2)      0.91%(2)      1.12%      0.52%       0.35%
               7%            69%                 50%             71%          0%           12%           41%        65%         52%
      SPDR  S&P
       SEMICON-
        DUCTOR       SPDR WELLS FARGO
         ETF       PREFERRED STOCK ETF
      ---------    -------------------
       FOR THE        FOR THE PERIOD
        PERIOD          9/16/09* -
      1/31/06*-          12/31/09
       6/30/06         (UNAUDITED)
      ---------    -------------------
       $ 53.32           $ 40.00
       -------           -------

          0.02              1.00(4)
         (6.03)             0.93
       -------           -------
         (6.01)             1.93
       -------           -------
            --              0.42
       -------           -------

         (0.02)            (0.87)
            --                --
       -------           -------
         (0.02)            (0.87)
       -------           -------
            --                --
       -------           -------
       $ 47.29           $ 41.48
       =======           =======
        (11.26)%            5.88%
       $47,290           $24,887
          0.36%(2)          0.45%(2)
          0.10%(2)          8.53%(2)
            40%                8%



*     Commencement of operations.
+     Amount is less than $0.005 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)   Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(4)   Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6) All share amounts representing data prior to September 21, 2005 have been adjusted for the affect of stock splits which occured on September 21, 2005, as follows: SPDR Dow Jones Large Cap Value ETF: 2 for 1; SPDR Dow Jones Small Cap Value ETF and SPDR Dow Jones REIT ETF: 3 for 1.
(7) If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to SPDR S&P Biotech ETF, the total return would have been (11.79)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08 to SPDR S&P Retail ETF, the total return would have been (32.44)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to SPDR S&P Retail ETF, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Six Months Ended 12/31/09 to SPDR S&P Retail ETF, the total return would have been 29.03%.


See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2009, the Trust offered forty-seven (47) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following twenty-eight (28) Funds: SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR Dow Jones Large Cap Growth ETF, SPDR Dow Jones Large Cap Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR Dow Jones Mid Cap Growth ETF, SPDR Dow Jones Mid Cap Value ETF, SPDR Dow Jones Small Cap ETF, SPDR Dow Jones Small Cap Growth ETF, SPDR Dow Jones Small Cap Value ETF, SPDR DJ Global Titans ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Mortgage Finance ETF, SPDR KBW Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other nineteen (19) Funds are included in a separate Semi-Annual Report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. An investor in a Fund should anticipate that the value of a Fund's shares will decline, more or less, in correlation with any decline in the value of the Fund's benchmark index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from a Fund's benchmark index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments.

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2009:

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                             PRICES             INPUTS           INPUTS           TOTAL
-----------------                         --------------   -----------------   ------------   --------------
SPDR Dow Jones Total Market ETF.........  $  197,000,871        $     --         $     --     $  197,000,871
SPDR Dow Jones Large Cap ETF............      59,671,072              --               --         59,671,072
SPDR Dow Jones Large Cap Growth ETF.....     196,064,067              --               --        196,064,067
SPDR Dow Jones Large Cap Value ETF......     108,185,098              --               --        108,185,098
SPDR Dow Jones Mid Cap ETF..............      58,687,194              --               --         58,687,194
SPDR Dow Jones Mid Cap Growth ETF.......      99,095,542              --               --         99,095,542
SPDR Dow Jones Mid Cap Value ETF........      23,464,203              --               --         23,464,203
SPDR Dow Jones Small Cap ETF............      54,110,453              --                2         54,110,455
SPDR Dow Jones Small Cap Growth ETF.....     157,123,301              --               --        157,123,301
SPDR Dow Jones Small Cap Value ETF......     120,446,765              --               23        120,446,788
SPDR DJ Global Titans ETF...............     104,952,300              --               --        104,952,300
SPDR Dow Jones REIT ETF.................   1,278,690,527              --               --      1,278,690,527
SPDR KBW Bank ETF.......................     918,038,526              --               --        918,038,526
SPDR KBW Capital Markets ETF............      93,330,880              --               --         93,330,880
SPDR KBW Insurance ETF..................     155,115,335              --               --        155,115,335
SPDR KBW Mortgage Finance ETF...........       4,092,925              --               --          4,092,925
SPDR KBW Regional Banking ETF...........     565,944,928              --               --        565,944,928
SPDR Morgan Stanley Technology ETF......     266,865,447              --               --        266,865,447
SPDR S&P Dividend ETF...................   1,415,678,127              --               --      1,415,678,127
SPDR S&P Biotech ETF....................     487,992,954              --               --        487,992,954
SPDR S&P Homebuilders ETF...............     878,884,856              --               --        878,884,856
SPDR S&P Metals & Mining ETF............   1,023,963,619              --               --      1,023,963,619
SPDR S&P Oil & Gas Equipment &
  Services ETF..........................     345,403,851              --               --        345,403,851
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     460,176,505              --               --        460,176,505
SPDR S&P Pharmaceuticals ETF............      81,939,573              --               --         81,939,573
SPDR S&P Retail ETF.....................     538,358,465              --               --        538,358,465
SPDR S&P Semiconductor ETF..............     108,071,897              --               --        108,071,897
SPDR Wells Fargo Preferred Stock ETF....      24,901,820              --               --         24,901,820


The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2009:

                                                                                                           NET CHANGE IN
                                                    REALIZED                                                UNREALIZED
                                                   GAIN (LOSS)                                            (DEPRECIATION)
                                    (AMORTIZED    AND CHANGE IN                                                FROM
                      BALANCES AT    PREMIUMS)     UNREALIZED        NET                       BALANCE      INVESTMENTS
                       BEGINNING     ACCRETED     APPRECIATION    PURCHASES   NET TRANSFERS     AT END     STILL HELD AT
                       OF PERIOD     DISCOUNTS   (DEPRECIATION)     SALES       IN OR OUT     OF PERIOD    END OF PERIOD
                      -----------   ----------   --------------   ---------   -------------   ---------   --------------
SPDR Dow Jones Small
  Cap ETF...........      $ 2           $--            $--           $--           $--           $ 2            $--
SPDR Dow Jones Small
  Cap Value ETF.....       23            --             --            --            --            23             --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Certain Funds, based on their investments, may incur a tax liability in the states where the investments have business operations. The taxes incurred will increase the total expenses of the Funds and are included in miscellaneous expenses on the Statement of Operations. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and U.S. government securities.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2009 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For the six months ended December 31, 2009, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                            NET GAIN (LOSS)
                                             RECLASSIFIED
                                          TO PAID IN CAPITAL
                                          ------------------
SPDR Dow Jones Total Market ETF.........     $  2,534,397
SPDR Dow Jones Large Cap Growth ETF.....        1,228,961
SPDR Dow Jones Large Cap Value ETF......        2,977,233
SPDR Dow Jones Small Cap Growth ETF.....        3,769,582
SPDR DJ Global Titans ETF...............          249,552
SPDR Dow Jones REIT ETF.................       63,097,251
SPDR KBW Bank ETF.......................      (20,416,303)
SPDR KBW Capital Markets ETF............        4,877,136
SPDR KBW Insurance ETF..................       40,099,656
SPDR KBW Mortgage Finance ETF...........           13,680
SPDR KBW Regional Banking ETF...........      (18,056,203)
SPDR Morgan Stanley Technology ETF......        1,914,469
SPDR S&P Dividend ETF...................        1,197,080
SPDR S&P Biotech ETF....................        7,644,174
SPDR S&P Homebuilders ETF...............       84,696,658
SPDR S&P Metals & Mining ETF............      126,919,751
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................       12,486,030
SPDR S&P Oil & Gas Exploration &
  Production ETF........................       25,534,533
SPDR S&P Pharmaceuticals ETF............          428,425
SPDR S&P Retail ETF.....................       81,307,386
SPDR S&P Semiconductor ETF..............       20,645,668


At December 31, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                          2010         2011          2012          2013         2014         2015         2016          2017
                      -----------  ------------  ------------  -----------  -----------  -----------  -----------  -------------
SPDR Dow Jones Total
  Market ETF........  $    --      $ (2,005,163) $ (1,348,494) $  (153,659) $(4,842,998) $    --      $    --      $  (1,378,715)
SPDR Dow Jones Large
  Cap ETF...........       --            --            --           --           --           --           --           (131,432)
SPDR Dow Jones Large
  Cap Growth ETF....   (5,421,523)   (4,738,409)   (2,821,107)    (309,686)  (3,652,975)      --           --         (6,452,641)
SPDR Dow Jones Large
  Cap Value ETF.....       --            --            --         (974,429)      --           --           --         (5,372,858)
SPDR Dow Jones Mid
  Cap ETF...........       --            --            --           --           --           --           --           (558,343)
SPDR Dow Jones Mid
  Cap Growth ETF....       --            --            --           --           --           --           --         (2,960,864)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                          2010         2011          2012          2013         2014         2015         2016          2017
                      -----------  ------------  ------------  -----------  -----------  -----------  -----------  -------------
SPDR Dow Jones Mid
  Cap Value ETF.....  $    --      $     --      $     --      $    --      $    --      $    --      $  (493,781) $  (1,200,592)
SPDR Dow Jones Small
  Cap ETF...........       --            --            --           --           --           --           --            (85,737)
SPDR Dow Jones Small
  Cap Growth ETF....       --            --            --           --           --           --           --         (2,152,440)
SPDR Dow Jones Small
  Cap Value ETF.....       --            --            --           --           --           --           --         (1,882,152)
SPDR DJ Global
  Titans ETF........     (417,404)   (1,493,437)     (984,760)      --           --         (282,717)      --        (12,535,918)
SPDR Dow Jones REIT
  ETF...............       --            --            --           --           --           --           --         (1,122,565)
SPDR KBW Bank ETF...       --            --            --           --           --           --         (435,385)  (118,852,502)
SPDR KBW Capital
  Markets ETF.......       --            --            --           --           --           --       (9,042,847)   (23,772,407)
SPDR KBW Insurance
  ETF...............       --            --            --           --           --           --         (514,950)    (1,401,569)
SPDR KBW Mortgage
  Finance ETF.......       --            --            --           --           --           --           --            --
SPDR KBW Regional
  Banking ETF.......       --            --            --           --           --           --           --        (24,075,194)
SPDR Morgan Stanley
  Technology ETF....   (2,341,875)  (10,238,030)  (19,143,628)  (8,746,932)  (3,784,746)  (2,360,832)    (745,443)    (2,659,957)
SPDR S&P Dividend
  ETF...............       --            --            --           --           --           --           --        (15,532,281)
SPDR S&P Biotech
  ETF...............       --            --            --           --           --       (2,145,212)    (733,614)   (24,363,945)
SPDR S&P
  Homebuilders ETF..       --            --            --           --           --       (4,745,039)  (8,203,751)   (24,813,335)
SPDR S&P Metals &
  Mining ETF........       --            --            --           --           --         (104,652)      --        (49,841,508)
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......       --            --            --           --           --           --           --         (1,830,538)
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....       --            --            --           --           --           --           --        (11,779,459)
SPDR S&P
  Pharmaceuticals
  ETF...............       --            --            --           --           --           --           --            --
SPDR S&P Retail
  ETF...............       --            --            --           --           --           --       (1,022,978)      (250,690)
SPDR S&P
  Semiconductor
  ETF...............       --            --            --           --           --       (1,832,423)      --        (12,113,199)
SPDR Wells Fargo
  Preferred Stock
  ETF...............       --            --            --           --           --           --           --            --


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2008 through June 30, 2009 that are deferred for tax purposes until fiscal 2010:

                                          DEFERRED LOSSES
                                          ---------------
SPDR Dow Jones Total Market ETF.........   $  (4,813,098)
SPDR Dow Jones Large Cap ETF............        (628,727)
SPDR Dow Jones Large Cap Growth ETF.....     (19,914,331)
SPDR Dow Jones Large Cap Value ETF......     (16,263,686)
SPDR Dow Jones Mid Cap ETF..............      (4,622,097)
SPDR Dow Jones Mid Cap Growth ETF.......      (7,587,964)
SPDR Dow Jones Mid Cap Value ETF........      (2,966,458)
SPDR Dow Jones Small Cap ETF............      (1,420,882)
SPDR Dow Jones Small Cap Growth ETF.....      (9,472,006)
SPDR Dow Jones Small Cap Value ETF......     (11,547,583)
SPDR DJ Global Titans ETF...............      (9,664,574)
SPDR Dow Jones REIT ETF.................    (174,705,656)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          DEFERRED LOSSES
                                          ---------------
SPDR KBW Bank ETF.......................   $(192,730,377)
SPDR KBW Capital Markets ETF............     (27,417,548)
SPDR KBW Insurance ETF..................     (14,753,338)
SPDR KBW Mortgage Finance ETF...........         (42,885)
SPDR KBW Regional Banking ETF...........    (127,410,392)
SPDR Morgan Stanley Technology ETF......     (20,984,947)
SPDR S&P Dividend ETF...................    (107,850,466)
SPDR S&P Biotech ETF....................     (82,043,991)
SPDR S&P Homebuilders ETF...............    (153,472,009)
SPDR S&P Metals & Mining ETF............    (224,955,376)
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................     (50,933,135)
SPDR S&P Oil & Gas Exploration &
  Production ETF........................    (104,828,837)
SPDR S&P Pharmaceuticals ETF............      (3,063,197)
SPDR S&P Retail ETF.....................     (33,685,196)
SPDR S&P Semiconductor ETF..............      (8,250,102)
SPDR Wells Fargo Preferred Stock ETF....              --


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

SUBSEQUENT EVENTS

Management's evaluation of the impact of all subsequent events on the Funds financial statements was completed through February 22, 2010. Management has determined that as of that date there were no material events requiring adjustments or disclosure in the Funds financial statements.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                          ANNUAL RATE
                                          -----------
SPDR Dow Jones Total Market ETF.........      0.20%
SPDR Dow Jones Large Cap ETF............      0.20
SPDR Dow Jones Large Cap Growth ETF.....      0.20
SPDR Dow Jones Large Cap Value ETF......      0.20
SPDR Dow Jones Mid Cap ETF..............      0.25

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          ANNUAL RATE
                                          -----------
SPDR Dow Jones Mid Cap Growth ETF.......      0.25
SPDR Dow Jones Mid Cap Value ETF........      0.25
SPDR Dow Jones Small Cap ETF............      0.25
SPDR Dow Jones Small Cap Growth ETF.....      0.25
SPDR Dow Jones Small Cap Value ETF......      0.25
SPDR DJ Global Titans ETF...............      0.50
SPDR Dow Jones REIT ETF.................      0.25
SPDR KBW Bank ETF.......................      0.35
SPDR KBW Capital Markets ETF............      0.35
SPDR KBW Insurance ETF..................      0.35
SPDR KBW Mortgage Finance ETF...........      0.35
SPDR KBW Regional Banking ETF...........      0.35
SPDR Morgan Stanley Technology ETF......      0.50
SPDR S&P Dividend ETF...................      0.35
SPDR S&P Biotech ETF....................      0.35
SPDR S&P Homebuilders ETF...............      0.35
SPDR S&P Metals & Mining ETF............      0.35
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................      0.35
SPDR S&P Oil & Gas Exploration &
  Production ETF........................      0.35
SPDR S&P Pharmaceuticals ETF............      0.35
SPDR S&P Retail ETF.....................      0.35
SPDR S&P Semiconductor ETF..............      0.35
SPDR Wells Fargo Preferred Stock ETF....      0.45


The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

On December 18, 2009 the Adviser agreed to make a voluntary contribution of $11,147 to the SPDR S&P Retail ETF to correct for market impact of cash held that should have been invested in securities.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio for which SSgA FM serves as the investment adviser. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2009, State Street earned securities lending agent fees from the following funds:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
SPDR Dow Jones Total Market ETF.........       $  6,272
SPDR Dow Jones Large Cap ETF............          3,391
SPDR Dow Jones Large Cap Growth ETF.....          3,080

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
SPDR Dow Jones Large Cap Value ETF......       $  3,319
SPDR Dow Jones Mid Cap ETF..............          4,166
SPDR Dow Jones Mid Cap Growth ETF.......          5,262
SPDR Dow Jones Mid Cap Value ETF........          1,782
SPDR Dow Jones Small Cap ETF............          3,917
SPDR Dow Jones Small Cap Growth ETF.....         17,331
SPDR Dow Jones Small Cap Value ETF......         11,368
SPDR DJ Global Titans ETF...............          2,099
SPDR Dow Jones REIT ETF.................         67,880
SPDR KBW Bank ETF.......................        273,717
SPDR KBW Capital Markets ETF............          1,962
SPDR KBW Insurance ETF..................          2,652
SPDR KBW Regional Banking ETF...........         70,404
SPDR Morgan Stanley Technology ETF......          2,729
SPDR S&P Dividend ETF...................         99,647
SPDR S&P Biotech ETF....................         89,198
SPDR S&P Homebuilders ETF...............         46,647
SPDR S&P Metals & Mining ETF............         32,533
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................         11,482
SPDR S&P Oil & Gas Exploration &
  Production ETF........................         10,329
SPDR S&P Pharmaceuticals ETF............          3,545
SPDR S&P Retail ETF.....................         89,362
SPDR S&P Semiconductor ETF..............          7,719


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Dow Jones Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2010 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

TRUSTEES' FEES

The Trust and SPDR Index Share Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2009 and for the period then ended are:

                        NUMBER OF                         PURCHASED                    SOLD             NUMBER OF
                       SHARES HELD     VALUE AT    -----------------------   -----------------------   SHARES HELD     VALUE AT
FUND                    AT 6/30/09     6/30/09         COST        SHARES      PROCEEDS      SHARES    AT 12/31/09     12/31/09
----                   -----------   -----------   -----------   ---------   -----------   ---------   -----------   -----------
SPDR Dow Jones Total
  Market ETF........       7,122     $   336,158   $        --          --   $    15,557         306       6,816     $   296,769
SPDR Dow Jones Large
  Cap ETF...........       2,069          97,657         5,438         100            --          --       2,169          94,438
SPDR Dow Jones Large
  Cap Growth ETF....          --              --     1,022,288      18,800        19,659         476      18,324         797,827
SPDR Dow Jones Large
  Cap Value ETF.....      10,424         492,013            --          --       564,452      10,424          --              --
SPDR KBW Bank ETF...     726,963      34,312,654    48,705,194   1,060,214    56,649,301   1,230,650     556,527      24,231,186
SPDR KBW Capital
  Markets ETF.......     149,545       7,058,524     8,049,819     164,121     8,107,305     172,895     140,771       6,129,169
                       DIVIDEND     REALIZED
FUND                    INCOME    GAIN/(LOSS)
----                   --------   -----------
SPDR Dow Jones Total
  Market ETF........    $   136   $     6,006
SPDR Dow Jones Large
  Cap ETF...........         43            --
SPDR Dow Jones Large
  Cap Growth ETF....        371        (6,225)
SPDR Dow Jones Large
  Cap Value ETF.....         --        23,929
SPDR KBW Bank ETF...     11,884    (2,322,053)
SPDR KBW Capital
  Markets ETF.......      2,933      (106,684)


Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective master portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statement of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator") for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Navigator at December 31, 2009 and for the period then ended are:

                                          PURCHASED                    SOLD
                       VALUE AT   ------------------------   ------------------------    VALUE AT               REALIZED
FUND                    6/30/09       COST        SHARES       PROCEEDS      SHARES      12/31/09    INCOME   GAIN/(LOSS)
----                   --------   -----------   ----------   -----------   ----------   ----------   ------   -----------
SPDR Dow Jones Total
  Market ETF........    $    --   $ 4,028,607    4,028,607   $ 3,294,873    3,294,873   $  733,734   $  409       $--
SPDR Dow Jones Large
  Cap ETF...........         --       540,834      540,834       503,946      503,946       36,888       46        --
SPDR Dow Jones Large
  Cap Growth ETF....         --     2,103,177    2,103,177     1,713,539    1,713,539      389,638      133        --
SPDR Dow Jones Large
  Cap Value ETF.....         --     2,849,827    2,849,827     2,709,181    2,709,181      140,646      174        --
SPDR Dow Jones Mid
  Cap ETF...........         --       684,690      684,690       628,909      628,909       55,781       50        --
SPDR Dow Jones Mid
  Cap Growth ETF....         --     1,282,112    1,282,112     1,183,168    1,183,168       98,944      112        --
SPDR Dow Jones Mid
  Cap Value ETF.....         --       303,889      303,889       285,395      285,395       18,494       22        --
SPDR Dow Jones Small
  Cap ETF...........         --       532,160      532,160       473,030      473,030       59,130       26        --
SPDR Dow Jones Small
  Cap Growth ETF....         --     3,050,718    3,050,718     2,656,861    2,656,861      393,857      224        --
SPDR Dow Jones Small
  Cap Value ETF.....         --     1,491,223    1,491,223     1,342,893    1,342,893      148,330       82        --
SPDR DJ Global
  Titans ETF........         --     1,834,138    1,834,138     1,763,186    1,763,186       70,952       82        --
SPDR Dow Jones
  REIT ETF..........         --    30,458,766   30,458,766    29,083,338   29,083,338    1,375,428      767        --
SPDR KBW Bank ETF...         --     5,397,703    5,397,703     4,954,819    4,954,819      442,884      447        --
SPDR KBW Capital
  Markets ETF.......         --       739,750      739,750       564,521      564,521      175,229       95        --
SPDR KBW
  Insurance ETF.....         --     1,968,738    1,968,738     1,795,846    1,795,846      172,892      116        --
SPDR KBW Mortgage
  Finance ETF.......     31,581       130,844      130,844       157,854      157,854        4,571       11        --
SPDR KBW Regional
  Banking ETF.......         --     9,193,211    9,193,211     8,852,710    8,852,710      340,501      285        --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PURCHASED                    SOLD
                       VALUE AT   ------------------------   ------------------------    VALUE AT               REALIZED
FUND                    6/30/09       COST        SHARES       PROCEEDS      SHARES      12/31/09    INCOME   GAIN/(LOSS)
----                   --------   -----------   ----------   -----------   ----------   ----------   ------   -----------
SPDR Morgan Stanley
  Technology ETF....    $    --   $ 1,207,934    1,207,934   $   844,964      844,964   $  362,970   $   96       $--
SPDR S&P
  Dividend ETF......         --    37,330,864   37,330,864    35,625,590   35,625,590    1,705,274    1,310        --
SPDR S&P
  Biotech ETF.......         --     2,533,725    2,533,725     2,533,625    2,533,625          100       82        --
SPDR S&P
  Homebuilders ETF..         --     7,934,770    7,934,770     7,653,073    7,653,073      281,697      380        --
SPDR S&P Metals &
  Mining ETF........         --     6,450,532    6,450,532     5,569,760    5,569,760      880,772      611        --
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......         --     1,442,228    1,442,228     1,229,972    1,229,972      212,256      217        --
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....         --     2,048,870    2,048,870     1,861,102    1,861,102      187,768      263        --
SPDR S&P
  Pharmaceuticals
  ETF...............         --       323,305      323,305       317,998      317,998        5,307       19        --
SPDR S&P
  Retail ETF........         --     3,410,298    3,410,298     3,233,984    3,233,984      176,314      295        --
SPDR S&P
  Semiconductor
  ETF...............         --       709,229      709,229       634,815      634,815       74,414       99        --
SPDR Wells Fargo
  Preferred
  Stock ETF.........         --       833,260      833,260       744,870      744,870       88,390       19        --



                                               PURCHASED                      SOLD
                         VALUE AT     --------------------------   --------------------------     VALUE AT
FUND                      6/30/09         COST          SHARES       PROCEEDS        SHARES       12/31/09       INCOME
----                   ------------   ------------   -----------   ------------   -----------   ------------   ----------
SPDR Dow Jones Total
  Market ETF........   $  7,113,997   $ 39,134,298    39,134,298   $ 33,678,478    33,678,478   $ 12,569,817   $   35,753
SPDR Dow Jones Large
  Cap ETF...........     10,783,247     72,612,590    72,612,590     70,331,058    70,331,058     13,064,779       19,500
SPDR Dow Jones Large
  Cap Growth ETF....      8,792,553     11,794,957    11,794,957     13,863,753    13,863,753      6,723,757       17,415
SPDR Dow Jones Large
  Cap Value ETF.....      3,567,500      8,112,800     8,112,800      9,838,973     9,838,973      1,841,327       18,761
SPDR Dow Jones Mid
  Cap ETF...........      9,024,333     12,594,911    12,594,911      8,402,914     8,402,914     13,216,330       23,771
SPDR Dow Jones Mid
  Cap Growth ETF....     12,397,043     24,288,422    24,288,422     14,486,551    14,486,551     22,198,914       29,803
SPDR Dow Jones Mid
  Cap Value ETF.....      2,551,586      6,854,804     6,854,804      4,140,683     4,140,683      5,265,707       10,157
SPDR Dow Jones Small
  Cap ETF...........      6,570,359     15,547,236    15,547,236      9,896,524     9,896,524     12,221,071       24,165
SPDR Dow Jones Small
  Cap Growth ETF....     27,383,717     49,461,227    49,461,227     41,538,512    41,538,512     35,306,432       98,603
SPDR Dow Jones Small
  Cap Value ETF.....     18,673,686     42,567,021    42,567,021     39,899,346    39,899,346     21,341,361       64,923
SPDR DJ Global
  Titans ETF........      5,673,841     24,900,283    24,900,283     27,961,038    27,961,038      2,613,086       11,895
SPDR Dow Jones
  REIT ETF..........    195,862,882    629,790,245   629,790,245    590,116,661   590,116,661    235,536,466      384,725
SPDR KBW Bank ETF...    207,065,428    709,979,577   709,979,577    807,486,461   807,486,461    109,558,544    1,532,037
SPDR KBW Capital
  Markets ETF.......      9,170,277     41,095,655    41,095,655     39,710,860    39,710,860     10,555,072       11,115
SPDR KBW
  Insurance ETF.....      5,982,505     27,119,083    27,119,083     28,814,331    28,814,331      4,287,257       15,031
SPDR KBW Regional
  Bank ETF..........    133,202,649    287,653,531   287,653,531    298,826,343   298,826,343    122,029,837      398,950
SPDR Morgan Stanley
  Technology ETF....     13,653,424     35,120,405    35,120,405     38,001,084    38,001,084     10,772,745       15,471
SPDR S&P
  Dividend ETF......    157,934,201    487,658,279   487,658,279    466,076,886   466,076,886    179,515,594      563,759
SPDR S&P
  Biotech ETF.......    109,293,810    310,009,517   310,009,517    333,344,018   333,344,018     85,959,309      505,501
SPDR S&P
  Homebuilders ETF..    125,762,270    516,816,958   516,816,958    448,799,674   448,799,674    193,779,554      264,406
SPDR S&P Metals &
  Mining ETF........    146,985,910    366,929,951   366,929,951    382,886,556   382,886,556    131,029,305      184,406
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......     40,191,165    136,930,360   136,930,360    135,899,296   135,899,296     41,222,229       65,075
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....     56,506,368    191,167,327   191,167,327    207,402,817   207,402,817     40,270,878       58,544
SPDR S&P
  Pharmaceuticals
  ETF...............     11,638,204     51,481,501    51,481,501     45,890,055    45,890,055     17,229,650       20,077
SPDR S&P
  Retail ETF........     65,789,143    582,350,376   582,350,376    542,901,432   542,901,432    105,238,087      506,375
SPDR S&P
  Semiconductor
  ETF...............     25,378,726     76,644,221    76,644,221     91,412,007    91,412,007     10,610,940       43,747
                         REALIZED
FUND                   GAIN/(LOSS)
----                   -----------
SPDR Dow Jones Total
  Market ETF........       $--
SPDR Dow Jones Large
  Cap ETF...........        --
SPDR Dow Jones Large
  Cap Growth ETF....        --
SPDR Dow Jones Large
  Cap Value ETF.....        --
SPDR Dow Jones Mid
  Cap ETF...........        --
SPDR Dow Jones Mid
  Cap Growth ETF....        --
SPDR Dow Jones Mid
  Cap Value ETF.....        --
SPDR Dow Jones Small
  Cap ETF...........        --
SPDR Dow Jones Small
  Cap Growth ETF....        --
SPDR Dow Jones Small
  Cap Value ETF.....        --
SPDR DJ Global
  Titans ETF........        --
SPDR Dow Jones
  REIT ETF..........        --
SPDR KBW Bank ETF...        --
SPDR KBW Capital
  Markets ETF.......        --
SPDR KBW
  Insurance ETF.....        --
SPDR KBW Regional
  Bank ETF..........        --
SPDR Morgan Stanley
  Technology ETF....        --
SPDR S&P
  Dividend ETF......        --
SPDR S&P
  Biotech ETF.......        --
SPDR S&P
  Homebuilders ETF..        --
SPDR S&P Metals &
  Mining ETF........        --
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......        --
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....        --
SPDR S&P
  Pharmaceuticals
  ETF...............        --
SPDR S&P
  Retail ETF........        --
SPDR S&P
  Semiconductor
  ETF...............        --


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's Dividend Reinvestment Service (See Note 2), shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 per Creation Unit regardless of the number of Creation Units that are created or redeemed on the same day, are charged to Authorized Participants. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Dow Jones Total Market ETF.........  $  193,084,131   $ 26,273,145   $ 22,356,405    $   3,916,740
SPDR Dow Jones Large Cap ETF............      52,126,998      8,370,586        826,512        7,544,074
SPDR Dow Jones Large Cap Growth ETF.....     205,324,003     16,000,892     25,260,828       (9,259,936)
SPDR Dow Jones Large Cap Value ETF......     119,110,439      8,746,640     19,671,981      (10,925,341)
SPDR Dow Jones Mid Cap ETF..............      53,070,316      7,353,671      1,736,793        5,616,878
SPDR Dow Jones Mid Cap Growth ETF.......      88,686,569     12,486,752      2,077,779       10,408,973
SPDR Dow Jones Mid Cap Value ETF........      22,854,558      1,694,836      1,085,191          609,645
SPDR Dow Jones Small Cap ETF............      53,069,642      4,458,391      3,417,580        1,040,811
SPDR Dow Jones Small Cap Growth ETF.....     161,077,286     14,989,424     18,943,409       (3,953,985)
SPDR Dow Jones Small Cap Value ETF......     130,210,542      9,331,152     19,094,929       (9,763,777)
SPDR DJ Global Titans ETF...............     116,389,243      5,492,984     16,929,927      (11,436,943)
SPDR Dow Jones REIT ETF.................   1,573,856,351      9,743,023    304,908,847     (295,165,824)
SPDR KBW Bank ETF.......................   1,129,011,278         33,123    211,005,875     (210,972,752)
SPDR KBW Capital Markets ETF............     118,603,668        262,101     25,534,889      (25,272,788)
SPDR KBW Insurance ETF..................     170,154,271        810,158     15,849,094      (15,038,936)
SPDR KBW Mortgage Finance ETF...........       4,194,120        320,910        422,105         (101,195)
SPDR KBW Regional Banking ETF...........     698,308,122      7,451,775    139,814,969     (132,363,194)
SPDR Morgan Stanley Technology ETF......     251,786,737     33,988,645     18,909,935       15,078,710
SPDR S&P Dividend ETF...................   1,283,047,415    142,227,916      9,597,204      132,630,712
SPDR S&P Biotech ETF....................     508,449,352     21,863,753     42,320,151      (20,456,398)
SPDR S&P Homebuilders ETF...............     891,327,563     15,915,187     28,357,894      (12,442,707)
SPDR S&P Metals & Mining ETF............     956,567,560     83,130,853     15,734,794       67,396,059
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................     331,757,915     28,439,231     14,793,295       13,645,936
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     487,729,955      7,562,803     35,116,253      (27,553,450)
SPDR S&P Pharmaceuticals ETF............      71,269,549     11,409,529        739,505       10,670,024
SPDR S&P Retail ETF.....................     540,684,492      3,636,351      5,962,378       (2,326,027)
SPDR S&P Semiconductor ETF..............      88,303,964     19,872,579        104,646       19,767,933
SPDR Wells Fargo Preferred Stock ETF....      24,236,646        694,441         29,267          665,174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2009, the following Funds had in-kind contributions and in-kind redemptions as follows:

                                           CONTRIBUTIONS     REDEMPTIONS
                                          --------------   --------------
SPDR Dow Jones Total Market ETF.........  $           --   $    7,445,356
SPDR Dow Jones Large Cap ETF............              --               --
SPDR Dow Jones Large Cap Growth ETF.....       4,344,373        7,055,554
SPDR Dow Jones Large Cap Value ETF......       2,775,102       13,669,494
SPDR Dow Jones Mid Cap ETF..............       4,388,641               --
SPDR Dow Jones Mid Cap Growth ETF.......      19,165,175               --
SPDR Dow Jones Mid Cap Value ETF........       6,250,696               --
SPDR Dow Jones Small Cap ETF............      12,829,486               --
SPDR Dow Jones Small Cap Growth ETF.....      13,689,244       11,922,093
SPDR Dow Jones Small Cap Value ETF......       7,467,162               --
SPDR DJ Global Titans ETF...............      19,355,693        2,649,063
SPDR Dow Jones REIT ETF.................      98,446,762      335,724,087
SPDR KBW Bank ETF.......................   1,455,858,531    1,595,372,402
SPDR KBW Capital Markets ETF............      94,301,614       98,244,239
SPDR KBW Insurance ETF..................     340,699,696      370,913,570
SPDR KBW Mortgage Finance ETF...........              --        1,963,546
SPDR KBW Regional Banking ETF...........   1,381,614,602    1,436,347,640
SPDR Morgan Stanley Technology ETF......      10,260,697        7,092,189
SPDR S&P Dividend ETF...................     418,487,988        4,386,314
SPDR S&P Biotech ETF....................      83,398,435      133,301,667
SPDR S&P Homebuilders ETF...............     973,313,197      984,161,309
SPDR S&P Metals & Mining ETF............     917,591,838      831,184,279
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................      84,655,579       37,349,868
SPDR S&P Oil & Gas Exploration &
  Production ETF........................   1,136,761,111    1,060,336,198
SPDR S&P Pharmaceuticals ETF............      13,891,663        1,726,281
SPDR S&P Retail ETF.....................   4,975,873,438    5,653,112,395
SPDR S&P Semiconductor ETF..............      45,035,595       84,138,855
SPDR Wells Fargo Preferred Stock ETF....      24,401,195               --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statement of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statement of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2009, the Funds had purchases and sales of investment securities as follows:

                                            PURCHASES        SALES
                                          ------------   ------------
SPDR Dow Jones Total Market ETF.........  $  2,821,649   $  1,947,498
SPDR Dow Jones Large Cap ETF............     1,640,111      1,255,138
SPDR Dow Jones Large Cap Growth ETF.....    16,441,605     16,593,354
SPDR Dow Jones Large Cap Value ETF......    11,618,300     10,098,650
SPDR Dow Jones Mid Cap ETF..............     7,015,598      6,773,317
SPDR Dow Jones Mid Cap Growth ETF.......    13,215,434     13,302,389
SPDR Dow Jones Mid Cap Value ETF........     4,403,018      4,372,068

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PURCHASES        SALES
                                          ------------   ------------
SPDR Dow Jones Small Cap ETF............  $  3,281,908   $  3,194,282
SPDR Dow Jones Small Cap Growth ETF.....    20,521,955     20,302,934
SPDR Dow Jones Small Cap Value ETF......    20,376,866     20,061,935
SPDR DJ Global Titans ETF...............     3,405,704      3,791,949
SPDR Dow Jones REIT ETF.................    57,100,097     58,952,194
SPDR KBW Bank ETF.......................   119,873,265    117,974,583
SPDR KBW Capital Markets ETF............     5,245,380      5,246,907
SPDR KBW Insurance ETF..................    18,691,295     18,306,851
SPDR KBW Mortgage Finance ETF...........     1,161,730      1,177,233
SPDR KBW Regional Banking ETF...........    98,591,802     97,269,382
SPDR Morgan Stanley Technology ETF......    35,952,820     36,106,986
SPDR S&P Dividend ETF...................   346,786,444    348,335,985
SPDR S&P Biotech ETF....................   180,956,163    180,936,698
SPDR S&P Homebuilders ETF...............   215,473,868    214,854,709
SPDR S&P Metals & Mining ETF............   186,920,411    188,917,251
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................    43,865,623     43,853,888
SPDR S&P Oil & Gas Exploration &
  Production ETF........................    52,543,482     52,155,502
SPDR S&P Pharmaceuticals ETF............    16,597,707     16,541,691
SPDR S&P Retail ETF.....................    45,338,800     43,051,224
SPDR S&P Semiconductor ETF..............    14,829,012     14,760,433
SPDR Wells Fargo Preferred Stock ETF....     1,211,831      1,434,959


For the six months ended December 31, 2009, the Funds did not pay any commissions to an affiliate of the Advisor for investment transactions.

7.  CONCENTRATION OF RISK

A Funds' assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2009 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds' shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                            BEGINNING         ENDING       EXPENSES PAID
                                            ANNUALIZED    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                    EXPENSE RATIO       7/1/09         12/31/09     7/1/09-12/31/09
------                                    -------------   -------------   -------------   ---------------
SPDR Dow Jones Total Market ETF.........       0.21%          $1,000        $1,228.60          $1.18
SPDR Dow Jones Large Cap ETF............       0.22            1,000         1,223.60           1.23
SPDR Dow Jones Large Cap Growth ETF.....       0.20            1,000         1,246.10           1.13
SPDR Dow Jones Large Cap Value ETF......       0.21            1,000         1,203.40           1.17
SPDR Dow Jones Mid Cap ETF..............       0.28            1,000         1,310.60           1.63
SPDR Dow Jones Mid Cap Growth ETF.......       0.26            1,000         1,313.30           1.52
SPDR Dow Jones Mid Cap Value ETF........       0.31            1,000         1,305.90           1.80
SPDR Dow Jones Small Cap ETF............       0.29            1,000         1,279.60           1.67
SPDR Dow Jones Small Cap Growth ETF.....       0.26            1,000         1,251.90           1.48
SPDR Dow Jones Small Cap Value ETF......       0.27            1,000         1,311.30           1.57
SPDR DJ Global Titans ETF...............       0.50            1,000         1,220.10           2.80
SPDR Dow Jones REIT ETF.................       0.25            1,000         1,476.60           1.56
SPDR KBW Bank ETF.......................       0.35            1,000         1,177.60           1.92
SPDR KBW Capital Markets ETF............       0.35            1,000         1,103.80           1.86
SPDR KBW Insurance ETF..................       0.35            1,000         1,319.20           2.05
SPDR KBW Mortgage Finance ETF...........       0.35            1,000         1,149.20           1.90
SPDR KBW Regional Banking ETF...........       0.35            1,000         1,225.90           1.96
SPDR Morgan Stanley Technology ETF......       0.50            1,000         1,280.10           2.87

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            BEGINNING         ENDING       EXPENSES PAID
                                            ANNUALIZED    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                    EXPENSE RATIO       7/1/09         12/31/09     7/1/09-12/31/09
------                                    -------------   -------------   -------------   ---------------
SPDR S&P Dividend ETF...................       0.35%          $1,000        $1,240.60          $1.98
SPDR S&P Biotech ETF....................       0.35            1,000         1,057.60           1.82
SPDR S&P Homebuilders ETF...............       0.35            1,000         1,287.90           2.02
SPDR S&P Metals & Mining ETF............       0.35            1,000         1,399.60           2.12
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................       0.35            1,000         1,310.90           2.04
SPDR S&P Oil & Gas Exploration &
  Production ETF........................       0.35            1,000         1,305.30           2.03
SPDR S&P Pharmaceuticals ETF............       0.36            1,000         1,275.90           2.07
SPDR S&P Retail ETF.....................       0.35            1,000         1,301.10           2.03
SPDR S&P Semiconductor ETF..............       0.35            1,000         1,409.50           2.13
SPDR Wells Fargo Preferred Stock ETF**..       0.45            1,000         1,058.80           1.35



                                                            BEGINNING         ENDING       EXPENSES PAID
                                           ANNUALIZED     ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                              EXPENSE RATIO       7/1/09         12/31/09     7/1/09-12/31/09
------------                              -------------   -------------   -------------   ---------------
SPDR Dow Jones Total Market ETF.........       0.21%          $1,000        $1,024.16          $1.07
SPDR Dow Jones Large Cap ETF............       0.22            1,000         1,024.11           1.12
SPDR Dow Jones Large Cap Growth ETF.....       0.20            1,000         1,024.18           1.02
SPDR Dow Jones Large Cap Value ETF......       0.21            1,000         1,024.15           1.07
SPDR Dow Jones Mid Cap ETF..............       0.28            1,000         1,023.79           1.43
SPDR Dow Jones Mid Cap Growth ETF.......       0.26            1,000         1,023.87           1.33
SPDR Dow Jones Mid Cap Value ETF........       0.31            1,000         1,023.65           1.58
SPDR Dow Jones Small Cap ETF............       0.29            1,000         1,023.77           1.48
SPDR Dow Jones Small Cap Growth ETF.....       0.26            1,000         1,023.89           1.33
SPDR Dow Jones Small Cap Value ETF......       0.27            1,000         1,023.87           1.38
SPDR DJ Global Titans ETF...............       0.50            1,000         1,022.67           2.55
SPDR Dow Jones REIT ETF.................       0.25            1,000         1,023.93           1.28
SPDR KBW Bank ETF.......................       0.35            1,000         1,023.42           1.79
SPDR KBW Capital Markets ETF............       0.35            1,000         1,023.43           1.79
SPDR KBW Insurance ETF..................       0.35            1,000         1,023.43           1.79
SPDR KBW Mortgage Finance ETF...........       0.35            1,000         1,023.42           1.79
SPDR KBW Regional Banking ETF...........       0.35            1,000         1,023.42           1.79
SPDR Morgan Stanley Technology ETF......       0.50            1,000         1,022.67           2.55
SPDR S&P Dividend ETF...................       0.35            1,000         1,023.43           1.79
SPDR S&P Biotech ETF....................       0.35            1,000         1,023.42           1.79
SPDR S&P Homebuilders ETF...............       0.35            1,000         1,023.43           1.79
SPDR S&P Metals & Mining ETF............       0.35            1,000         1,023.43           1.79
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................       0.35            1,000         1,023.43           1.79
SPDR S&P Oil & Gas Exploration &
  Production ETF........................       0.35            1,000         1,023.43           1.79
SPDR S&P Pharmaceuticals ETF............       0.36            1,000         1,023.38           1.84
SPDR S&P Retail ETF.....................       0.35            1,000         1,023.42           1.79
SPDR S&P Semiconductor ETF..............       0.35            1,000         1,023.43           1.79
SPDR Wells Fargo Preferred Stock ETF**..       0.45            1,000         1,022.93           1.33

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SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

  *  Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
 **  Actual period is from commencement of operations 9/16/09. Hypothetical period is from 7/1/09.


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted any proxies for the prior twelve-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

SHAREHOLDER MEETING

On January 25, 2010, the SPDR Series Trust and the SPDR Index Shares Funds provided notice of, and a proxy statement associated with, a Shareholder Meeting to be held on March 19, 2010 at SSgA Funds Management, Inc.'s offices in Boston, Massachusetts. Shareholders of record as of January 6, 2010 received such information and are entitled to vote at the Shareholder Meeting. The purpose of the Shareholder Meeting is to seek approval of several proposals which relate to the following matters: to elect Trustees; to approve an investment sub-advisory agreement between the Adviser and Nuveen Asset Management related to the portfolio management of the SPDR Municipal Bond ETFs; to adopt a "manager of managers" structure for all Funds which would permit the SPDR Funds to hire and replace sub-advisers without the expense of a shareholder meeting; to modify or eliminate certain fundamental policies and restrictions for all SPDR Funds and; to address other matters which may properly come before the Shareholder Meeting. More information on the Shareholder Meeting, the proposals and how to vote is available at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

FULL PORTFOLIO SCHEDULE

The complete schedule of portfolio holdings for the following Funds is available on the Funds' website at www.spdrs.com. They are also available without charge, upon request, by calling 1-866-787-2257 (toll free) and on the SEC's website at www.sec.gov.

SPDR Dow Jones Total Market ETF
SPDR Dow Jones Large Cap ETF
SPDR Dow Jones Large Cap Growth ETF
SPDR Dow Jones Large Cap Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR Dow Jones Mid Cap Growth ETF
SPDR Dow Jones Mid Cap Value ETF
SPDR Dow Jones Small Cap ETF
SPDR Dow Jones Small Cap Growth ETF
SPDR Dow Jones Small Cap Value ETF

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY AGREEMENT

At in-person meetings held during the six-month period ended December 31, 2009, the Board of Trustees of the Trust (the "Board") evaluated proposals to continue the Investment Advisory Agreement with respect to the operational and non-operational series of the Trust (each, a "SPDR ETF" and collectively, the "SPDR ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent, Custodian and Securities Lending Agent ("State Street"). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including
(i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Investment Advisory Agreement, (ii) investment performance of the SPDR ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser's responsibilities for managing investment operations of the SPDR ETFs in accordance with each SPDR ETF's investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each SPDR ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser's experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by the Adviser to the SPDR ETFs were necessary and appropriate.

The Board reviewed the SPDR ETFs' performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each SPDR ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding each SPDR ETF's index tracking and tracking error, noting that each SPDR ETF satisfactorily tracked its benchmark index. The Board also discussed the tax efficiency of the SPDR ETFs. The Board then determined that the performance of each SPDR ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationships with the SPDR ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs' unitary fee through review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs, estimated expense ratios of the new SPDR ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Investment Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions regarding the Investment Advisory Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser's fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board's conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the real estate series of the Trust (the "Real Estate ETF"), after review of materials provided to them at their request by the Adviser, Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETF under the Sub-Advisory Agreement,
(ii) investment performance of the Real Estate ETF, (iii) fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETF grows and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate investment trusts and international real estate securities. The Board considered that the Real Estate ETF satisfactorily tracked its benchmark index. In light of the Board's determination that the unitary fee paid to the Adviser by the Real Estate ETF was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the Real Estate ETF was appropriate; (b) the performance and, more importantly, the index tracking, of the Real Estate ETF had been satisfactory; (c) the Sub-Adviser's fees for the Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable;
(d) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the Real Estate ETF.

THE SPDR FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF (KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR S&P VRDO Municipal Bond ETF (VRD)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)

SPDR INDEX SHARES FUNDS
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA)

SPDR S&P 500 ETF TRUST (SPY)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

STATE STREET GLOBAL MARKETS, LLC, MEMBER OF FINRA AND SIPC, IS A DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR S&P 500 ETF TRUST (SPY) AND SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA), BOTH UNIT INVESTMENT TRUSTS; AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

SPDR SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet

OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.

THE INFORMATION CONTAINED IN THIS REPORT IS INTENDED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT TRUST PROSPECTUS WHICH CONTAINS IMPORTANT INFORMATION CONCERNING THE TRUST. YOU MAY OBTAIN A CURRENT PROSPECTUS AND SAI FROM THE DISTRIBUTOR BY CALLING 1-866-787-2257 OR VISITING WWW.SPDRS.COM PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For SPDR Dow Jones Small Cap ETF, SPDR Dow Jones Small Cap Growth ETF, SPDR Dow Jones Small Cap Value ETF, SPDR Morgan Stanley Technology ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Regional Banking ETF, SPDR KBW Mortgage Finance ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

For SPDR Wells Fargo Preferred Stock ETF: Preferred Securities are subordinated to bonds and other debt instruments, and will be subject to greater credit risk. The fund may contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; inflation risk; and issuer call risk. The Fund may invest in US dollar-denominated securities of foreign issuers traded in the United States.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Morgan Stanley, Keefe, Bruyette & Woods, Inc., Standard & Poor's and Wells Fargo & Company. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money.

(C) 2010 State Street Corporation SPDREQSAR

IBG-1402

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

                                    (GRAPHIC)

SPDR(R) Series Trust -- Fixed Income Funds
Semi-Annual Report December 31, 2009

(SPDR(R)LOGO)                                 Precise in a world that isn't.(SM)
STATE STREET GLOBAL ADVISORS

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)........................    1
  SPDR Barclays Capital TIPS ETF (IPE)....................................    4
  SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)..............    7
  SPDR Barclays Capital Long Term Treasury ETF (TLO)......................   10
  SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)...........   13
  SPDR Barclays Capital Long Term Credit Bond ETF (LWC)...................   16
  SPDR Barclays Capital Convertible Bond ETF (CWB)........................   19
  SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)....................   22
  SPDR Barclays Capital Aggregate Bond ETF (LAG)..........................   25
  SPDR Barclays Capital Municipal Bond ETF (TFI)..........................   28
  SPDR Barclays Capital California Municipal Bond ETF (CXA)...............   31
  SPDR Barclays Capital New York Municipal Bond ETF (INY).................   34
  SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)...............   37
  SPDR S&P(R) VRDO Municipal Bond ETF (VRD)...............................   40
  SPDR DB International Government Inflation-Protected Bond ETF (WIP).....   41
  SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)..   44
  SPDR Barclays Capital International Treasury Bond ETF (BWX).............   47
  SPDR Barclays Capital High Yield Bond ETF (JNK).........................   50
  SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)..............   53
SCHEDULES OF INVESTMENTS
  SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)........................   54
  SPDR Barclays Capital TIPS ETF (IPE)....................................   55
  SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)..............   56
  SPDR Barclays Capital Long Term Treasury ETF (TLO)......................   58
  SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)...........   59
  SPDR Barclays Capital Long Term Credit Bond ETF (LWC)...................   63
  SPDR Barclays Capital Convertible Bond ETF (CWB)........................   66
  SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)....................   69
  SPDR Barclays Capital Aggregate Bond ETF (LAG)..........................   70
  SPDR Barclays Capital Municipal Bond ETF (TFI)..........................   75
  SPDR Barclays Capital California Municipal Bond ETF (CXA)...............   82
  SPDR Barclays Capital New York Municipal Bond ETF (INY).................   84
  SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)...............   86
  SPDR S&P VRDO Municipal Bond ETF (VRD)..................................   93
  SPDR DB International Government Inflation-Protected Bond ETF (WIP).....   95
  SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)..   97
  SPDR Barclays Capital International Treasury Bond ETF (BWX).............   99

  SPDR Barclays Capital High Yield Bond ETF (JNK).........................  102
  SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)..............  106
FINANCIAL STATEMENTS......................................................  108
FINANCIAL HIGHLIGHTS......................................................  124
NOTES TO FINANCIAL STATEMENTS.............................................  134
OTHER INFORMATION.........................................................  149

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.1345%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                   1-3 MONTH                                 1-3 MONTH
                                                                     U.S.                                      U.S.
                                       NET ASSET      MARKET       TREASURY      NET ASSET      MARKET       TREASURY
                                         VALUE         VALUE      BILL INDEX       VALUE         VALUE      BILL INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           0.00%        -0.02%         0.07%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             0.07%         0.22%         0.15%         0.07%         0.22%         0.15%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  4.50%         4.53%         4.68%         1.70%         1.71%         1.77%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 25, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                                   BARCLAYS CAPITAL
                                  SPDR BARCLAYS        1-3 MONTH
                                   CAPITAL 1-3       U.S. TREASURY
                                   MONTH T-BILL       BILL INDEX
                                     ETF (A)              (B)
                                  -------------    ----------------
5/25/07                               10000              10000
                                      10009              10009
6/30/07                               10048              10049
                                      10084              10087
                                      10134              10137
9/30/07                               10170              10172
                                      10199              10203
                                      10236              10242
12/31/07                              10260              10271
                                      10298              10310
                                      10312              10324
3/31/08                               10332              10346
                                      10343              10358
                                      10348              10364
6/30/08                               10366              10381
                                      10380              10399
                                      10395              10414
9/30/08                               10416              10433
                                      10428              10446
                                      10437              10452
12/31/08                              10440              10452
                                      10440              10452
                                      10442              10454
3/31/09                               10443              10456
                                      10445              10460
                                      10446              10461
6/30/09                               10447              10462
                                      10447              10464
                                      10448              10466
9/30/09                               10449              10468
                                      10449              10469
                                      10449              10469
12/31/09                              10450              10468

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------

                            UNITED STATES       UNITED STATES        UNITED STATES        UNITED STATES
                            TREASURY BILL       TREASURY BILL        TREASURY BILL        TREASURY BILL
    DESCRIPTION             0.06%, 4/1/2010     0.01%, 2/11/2010     0.06%, 3/11/2010     0.02%, 2/4/2010
 --------------------------------------------------------------------------------------------------------
    MARKET VALUE            $112,298,714        102,542,163          101,316,766          73,245,541
 --------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.9%               13.6                 13.5                 9.7
 --------------------------------------------------------------------------------------------------------

 --------------------------------------------------

                            UNITED STATES
                            TREASURY BILL
    DESCRIPTION             0.01%, 2/18/2010
 --------------------------------------------------
    MARKET VALUE            73,245,094
 --------------------------------------------------
    % OF NET ASSETS         9.7
 --------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Treasury Obligations          100.0%
Short Term Investments               0.0**
Other Assets & Liabilities           0.0**
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.
 **  Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
                        SPDR BARCLAYS CAPITAL TIPS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL TIPS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.1845%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                     U.S.                                      U.S.
                                                                  GOVERNMENT                                GOVERNMENT
                                                                  INFLATION-                                INFLATION-
                                       NET ASSET      MARKET        LINKED       NET ASSET      MARKET        LINKED
                                         VALUE         VALUE      BOND INDEX       VALUE         VALUE      BOND INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           4.78%         4.87%         4.89%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            11.18%         9.72%        10.48%        11.18%         9.72%        10.48%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 18.80%        18.90%        19.09%         6.84%         6.87%         6.94%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 25, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                        SPDR BARCLAYS CAPITAL TIPS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                                         BARCLAYS U.S.
                                 SPDR BARCLAYS    GOVERNMENT INFLATION-LINKED
                                  CAPITAL TIPS             BOND INDEX
                                    ETF (A)                   (B)
                                 -------------    ---------------------------
5/25/07                              10000                   10000
                                      9990                    9995
6/30/07                               9973                    9979
                                     10170                   10207
                                     10294                   10300
9/30/07                              10429                   10430
                                     10548                   10551
                                     10962                   10974
12/31/07                             10941                   10967
                                     11366                   11372
                                     11512                   11526
3/31/08                              11501                   11527
                                     11258                   11283
                                     11292                   11303
6/30/08                              11465                   11491
                                     11407                   11414
                                     11499                   11528
9/30/08                              11056                   11074
                                     10098                   10157
                                     10175                   10283
12/31/08                             10686                   10779
                                     10861                   10869
                                     10645                   10659
3/31/09                              11267                   11286
                                     11046                   11068
                                     11283                   11298
6/30/09                              11338                   11355
                                     11352                   11369
                                     11441                   11461
9/30/09                              11683                   11704
                                     11823                   11847
                                     12152                   12178
12/31/09                             11880                   11909

                     [streetTRACKS Logo/semi-annual report]
                        SPDR BARCLAYS CAPITAL TIPS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------

                            TREASURY INFLATION     TREASURY INFLATION     TREASURY INFLATION     TREASURY INFLATION
                            PROTECTED INDEXED      PROTECTED INDEXED      PROTECTED INDEXED      PROTECTED INDEXED
                            BOND                   BOND                   NOTE                   BOND
    DESCRIPTION             2.38%, 1/15/2025       3.88%, 4/15/2029       3.00%, 7/15/2012       3.63%, 4/15/2028
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $21,901,469            20,016,085             19,389,074             16,718,708
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         6.3%                   5.8                    5.6                    4.8
 ------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------

                            TREASURY INFLATION
                            PROTECTED INDEXED
                            NOTE
    DESCRIPTION             1.88%, 7/15/2013
 ---------------------------------------------
    MARKET VALUE            16,224,627
 ---------------------------------------------
    % OF NET ASSETS         4.7
 ---------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Treasury Obligations           99.1%
Short Term Investments              20.7
Other Assets & Liabilities         (19.8)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.1345%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                 INTERMEDIATE                              INTERMEDIATE
                                                                     U.S.                                      U.S.
                                       NET ASSET      MARKET       TREASURY      NET ASSET      MARKET       TREASURY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           1.01%         0.95%         1.04%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -1.44%        -1.44%        -1.41%        -1.44%        -1.44%        -1.41%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 17.68%        17.72%        17.77%         6.43%         6.45%         6.47%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 23, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                      SPDR BARCLAYS        BARCLAYS CAPITAL
                                  CAPITAL INTERMEDIATE    INTERMEDIATE U.S.
                                      TERM TREASURY         TREASURY INDEX
                                         ETF (A)                 (B)
                                  --------------------    -----------------
5/23/07                                   10000                 10000
                                           9983                  9991
6/30/07                                    9998                 10007
                                          10129                 10147
                                          10288                 10298
9/30/07                                   10350                 10360
                                          10414                 10425
                                          10691                 10705
12/31/07                                  10711                 10727
                                          10979                 10996
                                          11125                 11143
3/31/08                                   11199                 11215
                                          11015                 11028
                                          10911                 10923
6/30/08                                   10971                 10983
                                          11030                 11044
                                          11135                 11147
9/30/08                                   11208                 11222
                                          11286                 11297
                                          11707                 11715
12/31/08                                  11940                 11946
                                          11767                 11770
                                          11721                 11721
3/31/09                                   11909                 11911
                                          11777                 11780
                                          11699                 11702
6/30/09                                   11651                 11658
                                          11696                 11702
                                          11777                 11784
9/30/09                                   11843                 11850
                                          11864                 11872
                                          12022                 12030
12/31/09                                  11768                 11777

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -------------------------------------------------------------------------------------------------------------

                            UNITED STATES         UNITED STATES        UNITED STATES         UNITED STATES
                            TREASURY NOTE         TREASURY NOTE        TREASURY NOTE         TREASURY NOTE
    DESCRIPTION             1.38%, 11/15/2012     3.63%, 8/15/2019     2.13%, 11/30/2014     0.75%, 11/30/2011
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $4,467,465            4,273,927            4,051,894             3,924,364
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.2%                  2.1                  2.0                   1.9
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------

                            UNITED STATES
                            TREASURY NOTE
    DESCRIPTION             3.13%, 10/31/2016
 -------------------------------------------------
    MARKET VALUE            3,752,158
 -------------------------------------------------
    % OF NET ASSETS         1.8
 -------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Treasury Obligations           99.1%
Short Term Investments              20.9
Other Assets & Liabilities         (20.0)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                 SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.1345%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                   LONG U.S.                                 LONG U.S.
                                       NET ASSET      MARKET       TREASURY      NET ASSET      MARKET       TREASURY
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           -1.06%        -1.03%        -1.04%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -12.84%       -13.29%       -12.92%       -12.84%       -13.29%       -12.92%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  18.72%        18.70%        18.70%         6.79%         6.79%         6.79%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 23, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                 SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                  SPDR BARCLAYS    BARCLAYS CAPITAL
                                   CAPITAL LONG        LONG U.S.
                                  TERM TREASURY     TREASURY INDEX
                                     ETF (A)              (B)
                                  -------------    ----------------
5/23/07                               10000              10000
                                       9996              10003
6/30/07                                9910               9919
                                      10131              10185
                                      10364              10374
9/30/07                               10391              10403
                                      10537              10550
                                      11017              11035
12/31/07                              10971              10991
                                      11261              11281
                                      11310              11330
3/31/08                               11409              11428
                                      11191              11209
                                      10969              10986
6/30/08                               11161              11174
                                      11153              11166
                                      11429              11443
9/30/08                               11473              11489
                                      11103              11114
                                      12468              12481
12/31/08                              13620              13633
                                      12448              12454
                                      12323              12328
3/31/09                               12918              12920
                                      12252              12252
                                      11920              11916
6/30/09                               12000              11996
                                      12070              12068
                                      12300              12295
9/30/09                               12540              12538
                                      12364              12363
                                      12582              12578
12/31/09                              11872              11870

                     [streetTRACKS Logo/semi-annual report]
                 SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------

                            UNITED STATES        UNITED STATES        UNITED STATES        UNITED STATES
                            TREASURY BOND        TREASURY BOND        TREASURY BOND        TREASURY BOND
    DESCRIPTION             4.50%, 8/15/2039     4.25%, 5/15/2039     7.63%, 2/15/2025     8.00%, 11/15/2021
 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,369,116           1,045,823            806,971              771,073
 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.6%                 6.6                  5.1                  4.8
 -----------------------------------------------------------------------------------------------------------

 --------------------------------------------------

                            UNITED STATES
                            TREASURY BOND
    DESCRIPTION             4.50%, 5/15/2038
 --------------------------------------------------
    MARKET VALUE            632,990
 --------------------------------------------------
    % OF NET ASSETS         4.0
 --------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Treasury Obligations           98.6%
Short Term Investments              20.5
Other Assets & Liabilities         (19.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
           SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.15%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                     U.S.                                      U.S.
                                       NET ASSET      MARKET     INTERMEDIATE    NET ASSET      MARKET     INTERMEDIATE
                                         VALUE         VALUE     CREDIT INDEX      VALUE         VALUE     CREDIT INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           6.95%         5.52%         7.81%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 10.00%        10.21%        14.07%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period February 10, 2009 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
           SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                      SPDR BARCLAYS
                                  CAPITAL INTERMEDIATE     BARCLAYS CAPITAL
                                       TERM CREDIT        U.S. INTERMEDIATE
                                        BOND ETF             CREDIT INDEX
                                           (A)                   (B)
                                  --------------------    -----------------
2/10/09                                   10000                 10000
                                           9640                  9819
3/31/09                                    9695                  9835
                                           9886                 10096
                                          10158                 10395
6/30/09                                   10286                 10580
                                          10618                 10900
                                          10744                 11074
9/30/09                                   10869                 11226
                                          10946                 11319
                                          11097                 11496
12/31/09                                  11000                 11407

                     [streetTRACKS Logo/semi-annual report]
           SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ---------------------------------------------------------------------------------------------------------

                            WACHOVIA            THE GOLDMAN SACHS     BANK OF AMERICA     KFW
                            CORP.               GROUP, INC.           CORP.               BANKENGRUPPE
    DESCRIPTION             5.50%, 5/1/2013     5.95%, 1/18/2018      4.90%, 5/1/2013     3.25%, 3/15/2013
 ---------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,704,485          1,547,429             1,449,591           1,374,614
 ---------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.2%                2.9                   2.7                 2.6
 ---------------------------------------------------------------------------------------------------------

 ------------------------------------------------

                            EUROPEAN
                            INVESTMENT BANK
    DESCRIPTION             3.13%, 7/15/2011
 ------------------------------------------------
    MARKET VALUE            1,373,260
 ------------------------------------------------
    % OF NET ASSETS         2.6
 ------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Corporate Bond & Notes              90.2%
Foreign Government Obligations       7.2
Short Term Investments               4.1
Other Assets & Liabilities          (1.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
               SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.15%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                   U.S. LONG                                 U.S. LONG
                                       NET ASSET      MARKET        CREDIT       NET ASSET      MARKET        CREDIT
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           9.17%         9.78%        11.15%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 23.03%        23.95%        27.06%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 10, 2009 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
               SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                  SPDR BARCLAYS
                                   CAPITAL LONG    BARCLAYS CAPITAL
                                   TERM CREDIT         U.S. LONG
                                     BOND ETF        CREDIT INDEX
                                       (A)                (B)
                                  -------------    ----------------
3/10/09                               10000              10000
3/31/09                               10017              10123
                                      10388              10436
                                      10823              10933
6/30/09                               11270              11431
                                      12015              12162
                                      12197              12440
9/30/09                               12470              12800
                                      12439              12774
                                      12519              12927
12/31/09                              12303              12706

                     [streetTRACKS Logo/semi-annual report]
               SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------

                                                  JPMORGAN CHASE
                            AT&T CORP.            CAPITAL XXV          REPUBLIC OF ITALY     PFIZER, INC.
    DESCRIPTION             8.00%, 11/15/2031     6.80%, 10/1/2037     5.38%, 6/15/2033      7.20%, 3/15/2039
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $831,282              575,073              456,355               434,138
 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.4%                  2.3                  1.9                   1.8
 ------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

                            VALE
                            OVERSEAS, LTD.
    DESCRIPTION             6.88%, 11/21/2036
 ----------------------------------------------
    MARKET VALUE            413,460
 ----------------------------------------------
    % OF NET ASSETS         1.7
 ----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Corporate Bonds & Notes             86.1%
Foreign Government Obligations       9.2
Municipal Bonds & Notes              3.0
Short Term Investments               0.9
Other Assets & Liabilities           0.8
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.40%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                     U.S.                                      U.S.
                                                                  CONVERTIBLE                               CONVERTIBLE
                                       NET ASSET      MARKET     BOND >$500MM    NET ASSET      MARKET     BOND >$500MM
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          22.36%        22.27%        22.78%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 30.00%        31.25%        35.57%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 14, 2009 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                     SPDR BARCLAYS       BARCLAYS CAPITAL
                                  CAPITAL CONVERTIBLE    U.S. CONVERTIBLE
                                        BOND ETF           BOND >$500MM
                                          (A)                INDEX (B)
                                  -------------------    ----------------
4/14/09                                  10000                 10000
                                         10023                 10308
                                         10471                 10877
6/30/09                                  10624                 11040
                                         11370                 11742
                                         11679                 12154
9/30/09                                  12184                 12690
                                         12069                 12598
                                         12564                 13098
12/31/09                                 13000                 13557

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                                                  WELLS FARGO & CO.     FREEPORT-MCMORAN        BANK OF AMERICA CORP.
                            FORD MOTOR CO.        SERIES L              COPPER & GOLD, INC.     SERIES L
    DESCRIPTION             4.25%, 11/15/2016     7.50%, 12/31/2049     6.75%, 5/1/2010         7.25%, 12/31/2049
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $6,934,125            6,793,200             6,243,840               6,196,950
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.0%                  2.9                   2.7                     2.7
 --------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

                            AMGEN, INC.
    DESCRIPTION             0.38%, 2/1/2013
 -----------------------------------------------
    MARKET VALUE            4,831,680
 -----------------------------------------------
    % OF NET ASSETS         2.1
 -----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Convertible Corporate Bonds &
  Notes                             74.7%
Convertible Preferred Stocks        20.9
Common Stocks                        1.9
Short Term Investments               2.9
Other Assets & Liabilities          (0.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.20%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                       NET ASSET      MARKET       U.S. MBS      NET ASSET      MARKET       U.S. MBS
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           3.11%         3.39%         2.89%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  4.67%         4.63%         4.92%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 15, 2009 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                    SPDR BARCLAYS
                                  CAPITAL MORTGAGE    BARCLAYS CAPITAL
                                     BACKED BOND          U.S. MBS
                                       ETF (A)            INDEX (B)
                                  ----------------    ----------------
1/15/09                                 10000               10000
                                         9919                9928
                                         9973                9986
3/31/09                                 10108               10127
                                        10131               10156
                                        10145               10185
6/30/09                                 10151               10197
                                        10252               10281
                                        10313               10350
9/30/09                                 10394               10433
                                        10477               10507
                                        10619               10641
12/31/09                                10467               10492

                     [streetTRACKS Logo/semi-annual report]
                SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------

                            FANNIE MAE           FREDDIE MAC          FREDDIE MAC          FANNIE MAE
    DESCRIPTION             5.50%, 30 YR TBA     5.00%, 30 YR TBA     6.00%, 30 YR TBA     4.50%, 30 YR TBA
 ----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,460,523           1,692,023            1,059,844            973,324
 ----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         23.4%                16.1                 10.1                 9.2
 ----------------------------------------------------------------------------------------------------------

 -----------------------------------------------------

                            FANNIE MAE
    DESCRIPTION             5.00%, 15 YR TBA
 -----------------------------------------------------
    MARKET VALUE            627,750
 -----------------------------------------------------
    % OF NET ASSETS         6.0
 -----------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Government Agency MBS TBA      99.8%
Short Term Investments             102.6
Other Assets & Liabilities        (102.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.1845%.*

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                     U.S.                                      U.S.
                                       NET ASSET      MARKET       AGGREGATE     NET ASSET      MARKET       AGGREGATE
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           3.79%         3.47%         3.95%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             5.11%         3.00%         5.93%         5.11%         3.00%         5.93%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 18.29%        18.40%        17.66%         6.65%         6.68%         6.43%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 23, 2007 to December 31, 2009.
 * SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2010.

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                    SPDR BARCLAYS
                                  CAPITAL AGGREGATE    BARCLAYS CAPITAL
                                       BOND ETF         U.S. AGGREGATE
                                         (A)               INDEX (B)
                                  -----------------    ----------------
5/23/07                                 10000                10000
                                         9983                 9993
6/30/07                                  9948                 9963
                                        10017                10046
                                        10158                10169
9/30/07                                 10240                10247
                                        10331                10339
                                        10522                10525
12/31/07                                10499                10554
                                        10739                10732
                                        10779                10747
3/31/08                                 10790                10783
                                        10753                10761
                                        10660                10682
6/30/08                                 10657                10673
                                        10660                10665
                                        10764                10766
9/30/08                                 10627                10622
                                        10434                10371
                                        10875                10708
12/31/08                                11254                11108
                                        11155                11010
                                        11104                10968
3/31/09                                 11224                11121
                                        11236                11174
                                        11331                11256
6/30/09                                 11397                11320
                                        11582                11502
                                        11686                11622
9/30/09                                 11807                11744
                                        11863                11801
                                        12025                11953
12/31/09                                11829                11766

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                UNITED STATES
                            FANNIE MAE           FANNIE MAE           FREDDIE MAC          FREDDIE MAC          TREASURY NOTES
    DESCRIPTION             5.50%, 30 YR TBA     5.50%, 30 YR TBA     5.00%, 30 YR TBA     6.00%, 30 YR TBA     1.38%, 5/15/2012
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $16,985,000          16,752,500           11,792,891           8,796,703            5,475,274
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.2%                 8.1                  5.7                  4.2                  2.6
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
U.S. Government Agency MBS TBA      45.3%
Corporate Bonds & Notes             26.5
U.S. Treasury Obligations           25.1
U.S. Government Agency
  Obligations                        6.9
Commercial Mortgage Backed
  Securities                         3.3
Foreign Government Obligations       1.6
Asset Backed                         0.5
Municipal Bonds & Notes              0.3
Short Term Investments              52.7
Other Assets & Liabilities         (62.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.30%.*

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                   MUNICIPAL                                 MUNICIPAL
                                       NET ASSET      MARKET        MANAGED      NET ASSET      MARKET        MANAGED
                                         VALUE         VALUE      MONEY INDEX      VALUE         VALUE      MONEY INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           5.35%         5.34%         5.57%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            10.52%        10.30%        11.47%        10.52%        10.30%        11.47%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 11.50%        11.74%        12.64%         4.83%         4.93%         5.30%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period September 11, 2007 to December 31, 2009.
 * SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2010.

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                    SPDR BARCLAYS       BARCLAYS CAPITAL
                                  CAPITAL MUNICIPAL    MUNICIPAL MANAGED
                                       BOND ETF           MONEY INDEX
                                         (A)                  (B)
                                  -----------------    -----------------
9/11/07                                 10000                10000
9/30/07                                  9928                 9952
                                         9967                 9995
                                        10068                10082
12/31/07                                10120                10119
                                        10252                10231
                                         9697                 9660
3/31/08                                  9994                10011
                                        10143                10162
                                        10208                10230
6/30/08                                 10073                10097
                                        10128                10151
                                        10264                10290
9/30/08                                  9735                 9744
                                         9726                 9737
                                         9811                 9813
12/31/08                                10088                10105
                                        10397                10472
                                        10428                10499
3/31/09                                 10434                10510
                                        10646                10721
                                        10704                10784
6/30/09                                 10583                10670
                                        10753                10841
                                        10914                11011
9/30/09                                 11298                11412
                                        10996                11117
                                        11133                11245
12/31/09                                11150                11264

                     [streetTRACKS Logo/semi-annual report]
                   SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------

                                           NEW YORK, NY, TRIBOROUGH
                                           BRIDGE & TUNNEL              MASSACHUSETTS, STATE     NEW JERSEY, STATE
                                           AUTHORITY REVENUE,           GENERAL OBLIGATION,      GENERAL
                                           SERIES A-2                   SERIES C                 OBLIGATION,
  DESCRIPTION                              5.00%, 11/15/2029            5.50%, 12/1/2022         5.00%, 6/1/2019
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $13,350,193                  13,268,090               10,878,275
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.6%                         1.6                      1.3
 -----------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------

                                           NEW YORK, NY, CITY       WASHINGTON, STATE
                                           TRANSITIONAL FINANCE     GENERAL OBLIGATION,
                                           AUTHORITY, SERIES B      SERIES D
  DESCRIPTION                              5.00%, 11/1/2026         5.00%, 1/1/2027
 --------------------------------------------------------------------------------------
    MARKET VALUE                           10,726,900               9,633,676
 --------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.3                      1.2
 --------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Municipal Bonds & Notes             98.8%
Short Term Investments               0.3
Other Assets & Liabilities           0.9
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.20%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                    MANAGED                                   MANAGED
                                                                     MONEY                                     MONEY
                                                                   MUNICIPAL                                 MUNICIPAL
                                       NET ASSET      MARKET      CALIFORNIA     NET ASSET      MARKET      CALIFORNIA
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           7.04%         7.33%         6.97%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            12.32%        11.71%        12.41%        12.32%        11.71%        12.41%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  9.79%         9.98%        10.39%         4.28%         4.36%         4.53%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 10, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                     SPDR BARCLAYS        BARCLAYS CAPITAL
                                  CAPITAL CALIFORNIA        MANAGED MONEY
                                    MUNICIPAL BOND      MUNICIPAL CALIFORNIA
                                        ETF (A)               INDEX (B)
                                  ------------------    --------------------
10/10/07                                 10000                  10000
                                         10014                  10100
                                         10093                  10149
12/31/07                                 10130                  10173
                                         10184                  10213
                                          9600                   9618
3/31/08                                   9939                   9960
                                         10110                  10156
                                         10195                  10236
6/30/08                                  10054                  10080
                                         10075                  10094
                                         10202                  10251
9/30/08                                   9597                   9644
                                          9554                   9580
                                          9538                   9549
12/31/08                                  9774                   9818
                                         10111                  10173
                                         10215                  10258
3/31/09                                  10147                  10195
                                         10395                  10444
                                         10470                  10524
6/30/09                                  10257                  10317
                                         10401                  10486
                                         10741                  10792
9/30/09                                  11290                  11354
                                         10909                  10953
                                         10924                  10985
12/31/09                                 10979                  11039

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------------

                            LOS ANGELES COUNTY, CA,     GROSSMONT, CA,
                            METROPOLITAN                UNION HIGH           SACRAMENTO, CA,
                            TRANSPORTATION              SCHOOL DISTRICT      EDUCATIONAL FACILITIES      LOS ANGELES, CA,
                            AUTHORITY, SALES TAX        ELECTION             AUTHORITY REVENUE,          HARBOR DEPARTMENT
                            REVENUE,                    OF 2004              SERIES A                    REVENUE, SERIES A
    DESCRIPTION             5.00%, 7/1/2026             5.00%, 8/1/2033      4.75%, 10/1/2037            5.00%, 8/1/2029
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,697,775                  1,800,968            1,731,909                   1,573,327
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.5%                        3.0                  2.9                         2.6
 --------------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

                            EI DORADO, CA,
                            IRRIGATION DISTRICT,
                            CERTIFICATES OF
                            PARTICIPATION,
                            SERIES A
    DESCRIPTION             6.25%, 8/1/2029
 -----------------------------------------------
    MARKET VALUE            1,298,676
 -----------------------------------------------
    % OF NET ASSETS         2.2
 -----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Municipal Bonds & Notes             98.9%
Short Term Investments               0.1
Other Assets & Liabilities           1.0
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
              SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.20%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                    MANAGED                                   MANAGED
                                                                     MONEY                                     MONEY
                                                                   MUNICIPAL                                 MUNICIPAL
                                       NET ASSET      MARKET       NEW YORK      NET ASSET      MARKET       NEW YORK
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           6.19%         4.44%         5.88%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            12.57%        15.10%        13.11%        12.57%        15.10%        13.11%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 11.08%        11.38%        10.98%         4.84%         4.97%         4.79%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 11, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
              SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                   SPDR BARCLAYS    BARCLAYS CAPITAL
                                    CAPITAL NEW       MANAGED MONEY
                                  YORK MUNICIPAL      MUNICIPAL NEW
                                     BOND ETF          YORK INDEX
                                        (A)                (B)
                                  --------------    ----------------
10/11/07                               10000              10000
                                       10032              10100
                                       10103              10147
12/31/07                               10115              10171
                                       10239              10237
                                        9697               9644
3/31/08                                10017               9996
                                       10166              10171
                                       10228              10239
6/30/08                                10108              10111
                                       10147              10161
                                       10266              10278
9/30/08                                 9668               9666
                                        9642               9620
                                        9624               9582
12/31/08                                9868               9811
                                       10199              10228
                                       10279              10274
3/31/09                                10271              10258
                                       10493              10492
                                       10547              10555
6/30/09                                10461              10482
                                       10641              10658
                                       10814              10848
9/30/09                                11246              11312
                                       10938              10960
                                       11043              11070
12/31/09                               11108              11098

                     [streetTRACKS Logo/semi-annual report]
              SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ------------------------------------------------------------------------------------------------------------------

                                                 NEW YORK, STATE
                                                 HOUSING FINANCE
                            NEW YORK, STATE      AGENCY, PERSONAL        NEW YORK, TRIBOROUGH     NEW YORK, STATE
                            GENERAL              INCOME TAX REVENUE,     BRIDGE & TUNNEL          POWER AUTHORITY,
                            OBLIGATION,          SERIES A                AUTHORITY, REVENUE,      SERIES A
    DESCRIPTION             5.00%, 4/15/2015     5.00%, 3/15/2039        5.00%, 11/15/2037        4.50%, 11/15/2047
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,142,990           826,136                 768,487                  686,238
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.7%                 4.1                     3.8                      3.4
 ------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------

                            NEW YORK, STATE
                            DORMITORY AUTHORITY
                            REVENUE, STATE
                            SUPPORTED DEBT
                            SERIES A
    DESCRIPTION             5.00%, 7/1/2038
 ----------------------------------------------
    MARKET VALUE            672,711
 ----------------------------------------------
    % OF NET ASSETS         3.4
 ----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Municipal Bonds & Notes             99.0%
Short Term Investments               0.2
Other Assets & Liabilities           0.8
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.20%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                    MANAGED                                   MANAGED
                                                                     MONEY                                     MONEY
                                                                   MUNICIPAL                                 MUNICIPAL
                                       NET ASSET      MARKET         SHORT       NET ASSET      MARKET         SHORT
                                         VALUE         VALUE      TERM INDEX       VALUE         VALUE      TERM INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           2.45%         2.36%         2.94%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             5.18%         4.19%         5.80%         5.18%         4.19%         5.80%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 12.34%        12.48%        14.09%         5.36%         5.42%         6.09%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 10, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                   SPDR BARCLAYS    BARCLAYS CAPITAL
                                   CAPITAL SHORT      MANAGED MONEY
                                  TERM MUNICIPAL     MUNICIPAL SHORT
                                     BOND ETF          TERM INDEX
                                        (A)                (B)
                                  --------------    ----------------
10/10/07                               10000              10000
                                       10027              10100
                                       10114              10181
12/31/07                               10161              10232
                                       10376              10453
                                       10213              10300
03/31/08                               10370              10444
                                       10355              10441
                                       10385              10478
06/30/08                               10316              10411
                                       10420              10530
                                       10523              10633
09/30/08                               10386              10492
                                       10395              10498
                                       10551              10656
12/31/08                               10681              10784
                                       10919              11022
                                       10875              10971
03/31/09                               10921              11022
                                       10968              11075
                                       10956              11076
06/30/09                               10965              11084
                                       11096              11222
                                       11076              11217
09/30/09                               11163              11322
                                       11102              11267
                                       11232              11397
12/31/09                               11234              11409

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

                                                    NEW YORK, NY, CITY       FLORIDA, STATE          INDIANA, STATE
                            NEW YORK, STATE         TRANSITIONAL FINANCE     BOARD OF EDUCATION,     FINANCE AUTHORITY,
                            GENERAL OBLIGATION,     AUTHORITY REVENUE,       GENERAL OBLIGATION,     LEASE REVENUE,
                            SERIES C                SERIES B                 SERIES C                SERIES A-1
    DESCRIPTION             3.00%, 2/1/2014         5.00%, 11/1/2014         5.00%, 6/1/2014         5.00%, 11/1/2014
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $15,836,250             11,659,518               10,851,466              9,865,161
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.8%                    1.3                      1.2                     1.1
 ----------------------------------------------------------------------------------------------------------------------

 -------------------------------------------

                            GILBERT, AZ,
                            GENERAL
                            OBLIGATION,
    DESCRIPTION             5.00%, 7/1/2013
 -------------------------------------------
    MARKET VALUE            9,841,852
 -------------------------------------------
    % OF NET ASSETS         1.1
 -------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Municipal Bonds & Notes             98.4%
Short Term Investments               0.6
Other Assets & Liabilities           1.0
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                       SPDR S&P VRDO MUNICIPAL BOND ETF --
                                PORTFOLIO SUMMARY


The Fund commenced operations during the reporting period and therefore does not have performance history to provide in this report.

  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

                            CHICAGO, IL,
                            BOARD OF                                                                       ILLINOIS, STATE
                            EDUCATION,               CALIFORNIA, ECONOMIC                                  TOLL HIGHWAY
                            GENERAL OBLIGATION,      RECOVERY, GENERAL            HANCOCK COUNTY, OH,      AUTHORITY REVENUE,
                            SERIES B                 OBLIGATION, SERIES C-15      HOSPITAL REVENUE         SERIES A
    DESCRIPTION             0.40%, 3/1/2032          0.29%, 7/1/2023              0.50%, 12/1/2034         0.30%, 7/1/2030
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $730,000                 706,000                      700,000                  700,000
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.9%                     4.7                          4.7                      4.7
 -----------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------

                            SOUTHERN CALIFORNIA,
                            PUBLIC POWER
                            AUTHORITY, TRANSMISSIONS
                            PROJECT REVENUE,
                            SERIES A
    DESCRIPTION             0.34%, 7/1/2023
 ---------------------------------------------------
    MARKET VALUE            700,000
 ---------------------------------------------------
    % OF NET ASSETS         4.7
 ---------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Municipal Bonds & Notes             95.9%
Short Term Investments               0.4
Other Assets & Liabilities           3.7
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
        SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.50%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DB GLOBAL                                 DB GLOBAL
                                                                  GOVERNMENT                                GOVERNMENT
                                                                    EX-U.S.                                   EX-U.S.
                                                                  INFLATION-                                INFLATION-
                                                                    LINKED                                    LINKED
                                       NET ASSET      MARKET      BOND CAPPED    NET ASSET      MARKET      BOND CAPPED
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           8.03%         7.53%         7.77%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            18.51%        17.16%        18.73%        18.51%        17.16%        18.73%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -4.92%        -4.62%        -2.36%        -2.76%        -2.58%        -1.32%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 13, 2008 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
        SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                                                   DB GLOBAL
                                          SPDR DB               GOVERNMENT EX-US
                                 INTERNATIONAL GOVERNMENT    INFLATION-LINKED BOND
                                 INFLATION-PROTECTED BOND         CAPPED INDEX
                                          ETF (A)                     (B)
                                 ------------------------    ---------------------
03/13/08                                   10000                     10000
03/31/08                                    9867                      9939
                                            9780                      9914
                                            9848                      9999
06/30/08                                    9927                     10111
                                            9964                     10177
                                            9567                      9776
09/30/08                                    8915                      9100
                                            7529                      7718
                                            7365                      7562
12/31/08                                    8023                      8223
                                            7636                      7828
                                            7370                      7563
03/31/09                                    7836                      8040
                                            8112                      8326
                                            8681                      8934
06/30/09                                    8801                      9059
                                            9077                      9358
                                            9250                      9520
09/30/09                                    9452                      9744
                                            9600                      9897
                                            9834                     10134
12/31/09                                    9508                      9764

                     [streetTRACKS Logo/semi-annual report]
        SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                            UNITED KINGDOM                                                        GOVERNMENT OF JAPAN
                            TREASURY BOND,        REPUBLIC OF FRANCE,     REPUBLIC OF FRANCE,     10 YEAR BOND,
    DESCRIPTION             1.25%, 11/22/2027     2.25%, 7/25/2020        1.00%, 7/25/2017        1.10%, 12/10/2016
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $93,686,503           60,335,077              55,770,595              46,147,196
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.0%                  5.8                     5.4                     4.4
 --------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------

                            UNITED KINGDOM
                            TREASURY BOND,
    DESCRIPTION             1.88%, 11/22/2022
 ---------------------------------------------
    MARKET VALUE            43,598,864
 ---------------------------------------------
    % OF NET ASSETS         4.2
 ---------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Foreign Government Obligations      99.5%
Short Term Investments               0.4
Other Assets & Liabilities           0.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
       SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.35%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                   1-3 YEAR                                  1-3 YEAR
                                                                    GLOBAL                                    GLOBAL
                                                                 TREASURY EX-                              TREASURY EX-
                                       NET ASSET      MARKET          US         NET ASSET      MARKET          US
                                         VALUE         VALUE     CAPPED INDEX      VALUE         VALUE     CAPPED INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           4.74%         5.38%         4.96%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 11.25%        11.93%        11.88%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 15, 2009 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
       SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                     SPDR BARCLAYS      BARCLAYS CAPITAL
                                     CAPITAL SHORT          1-3 YEAR
                                  TERM INTERNATIONAL     GLOBAL TREASURY
                                     TREASURY BOND        EX-US CAPPED
                                        ETF (A)             INDEX (B)
                                  ------------------    ----------------
1/15/09                                  10000                10000
                                          9849                 9886
                                          9534                 9573
03/31/09                                  9891                 9940
                                         10085                10120
                                         10676                10720
06/30/09                                 10622                10658
                                         10839                10880
                                         10980                11019
09/30/09                                 11263                11304
                                         11304                11358
                                         11616                11676
12/31/09                                 11125                11188

                     [streetTRACKS Logo/semi-annual report]
       SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

                            GOVERNMENT OF JAPAN      FEDERAL REPUBLIC                              GOVERNMENT OF JAPAN
                            5 YEAR BOND,             OF GERMANY,           REPUBLIC OF ITALY,      5 YEAR BOND,
    DESCRIPTION             1.20%, 9/20/2011         5.00%, 7/4/2011       5.25%, 8/1/2011         1.50%, 6/20/2012
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $15,674,378              6,942,719             6,641,157               6,542,291
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.4%                    5.1                   4.8                     4.8
 ----------------------------------------------------------------------------------------------------------------------

 --------------------------------------------

                            KOREA
                            TREASURY BOND,
    DESCRIPTION             4.75%, 12/10/2011
 --------------------------------------------
    MARKET VALUE            6,054,219
 --------------------------------------------
    % OF NET ASSETS         4.4
 --------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Foreign Government Obligations      95.7%
Short Term Investments               1.0
Other Assets & Liabilities           3.3
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
            SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.50%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                    GLOBAL                                    GLOBAL
                                                                   TREASURY                                  TREASURY
                                       NET ASSET      MARKET     EX-US CAPPED    NET ASSET      MARKET     EX-US CAPPED
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                           5.33%         4.58%         5.68%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             6.51%         5.49%         7.17%         6.51%         5.49%         7.17%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 15.33%        15.26%        18.13%         6.54%         6.52%         7.70%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 2, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
            SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                      SPDR BARCLAYS        BARCLAYS CAPITAL
                                  CAPITAL INTERNATIONAL     GLOBAL TREASURY
                                      TREASURY BOND          EX-US CAPPED
                                         ETF (A)               INDEX (B)
                                  ---------------------    ----------------
10/2/07                                   10000                  10000
                                          10254                  10273
                                          10440                  10477
12/31/07                                  10367                  10411
                                          10705                  10769
                                          10997                  11075
3/31/08                                   11346                  11438
                                          11044                  11143
                                          10899                  10998
6/30/08                                   10895                  11010
                                          10996                  11109
                                          10625                  10749
9/30/08                                   10345                  10474
                                           9764                   9881
                                          10012                  10177
12/31/08                                  10828                  11025
                                          10160                  10359
                                           9878                  10080
3/31/09                                   10288                  10500
                                          10435                  10647
                                          10936                  11164
6/30/09                                   10949                  11182
                                          11229                  11474
                                          11440                  11699
9/30/09                                   11726                  11996
                                          11759                  12032
                                          12131                  12428
12/31/09                                  11533                  11813

                     [streetTRACKS Logo/semi-annual report]
            SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

                            GOVERNMENT OF JAPAN      GOVERNMENT OF JAPAN                              FEDERAL REPUBLIC
                            10 YEAR BOND,            10 YEAR BOND,            REPUBLIC OF ITALY,      OF GERMANY,
    DESCRIPTION             1.30%, 6/20/2012         1.50%, 9/20/2014         5.25%, 8/1/2017         4.25%, 7/4/2017
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $65,957,659              63,938,192               60,903,062              60,684,258
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.4%                     4.3                      4.1                     4.1
 ----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------

                            GOVERNMENT OF JAPAN
                            5 YEAR BOND,
    DESCRIPTION             1.50%, 3/20/2011
 -----------------------------------------------
    MARKET VALUE            44,791,198
 -----------------------------------------------
    % OF NET ASSETS         3.0
 -----------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Foreign Government Obligations      97.7%
Short Term Investments               1.2
Other Assets & Liabilities           1.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/4/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED OCTOBER 31, 2009 IS 0.40%.

  PERFORMANCE AS OF DECEMBER 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   BARCLAYS                                  BARCLAYS
                                                                    CAPITAL                                   CAPITAL
                                                                  HIGH YIELD                                HIGH YIELD
                                       NET ASSET      MARKET         VERY        NET ASSET      MARKET         VERY
                                         VALUE         VALUE     LIQUID INDEX      VALUE         VALUE     LIQUID INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX-MONTHS                          21.02%        18.82%        23.37%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            50.50%        40.41%        63.49%        50.50%        40.41%        63.49%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  5.39%         6.10%        18.24%         2.54%         2.87%         8.34%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 28, 2007 to December 31, 2009.

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (Based on Net Asset
  Value)

(Line Graph)

                                  SPDR BARCLAYS    BARCLAYS CAPITAL
                                   CAPITAL HIGH       HIGH YIELD
                                    YIELD BOND        VERY LIQUID
                                     ETF (A)           INDEX (B)
                                  -------------    ----------------
11/28/07                              10000              10000
                                      10000              10053
12/31/07                              10034              10095
                                       9746               9912
                                       9534               9718
3/31/08                                9559               9752
                                      10001              10248
                                      10009              10306
6/30/08                                9690               9986
                                       9558               9846
                                       9542               9848
9/30/08                                8602               8863
                                       7130               7281
                                       6444               6567
12/31/08                               7003               7233
                                       7288               7742
                                       6832               7318
3/31/09                                7113               7619
                                       8041               8692
                                       8569               9364
6/30/09                                8709               9586
                                       9292              10296
                                       9359              10432
9/30/09                                9952              11116
                                      10083              11298
                                      10123              11343
12/31/09                              10539              11824

                     [streetTRACKS Logo/semi-annual report]
                  SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 -------------------------------------------------------------------------------------------------------------

                                                                       COMMUNITY HEALTH     HARRAH'S OPERATING
                            HCA, INC.,            GMAC LLC,            SYSTEMS, INC.,       CO., INC.,
    DESCRIPTION             9.25%, 11/15/2016     6.88%, 9/15/2011     8.88%, 7/15/2015     10.00%, 12/15/2018
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $90,155,271           77,260,445           76,684,185           67,034,430
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.6%                  2.3                  2.2                  2.0
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------

                            AMERICAN INTERNATIONAL
                            GROUP, INC.,
    DESCRIPTION             8.18%, 5/15/2058
 -------------------------------------------------
    MARKET VALUE            66,267,300
 -------------------------------------------------
    % OF NET ASSETS         1.9
 -------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Corporate Bonds & Notes             98.3%
Common Stocks                        0.0**
Short Term Investments               0.8
Other Assets & Liabilities           0.9
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.
 **  Amount represents less than 0.05% of net assets.

                     [streetTRACKS Logo/semi-annual report]
             SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF --
                                PORTFOLIO SUMMARY


The Fund commenced operations during the reporting period and therefore does not have performance history to provide in this report.

  TOP FIVE HOLDINGS AS OF DECEMBER 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

                            THE GOLDMAN SACHS     CONOCO                                    HSBC FINANCE         GENERAL ELECTRIC
                            GROUP, INC.,          FUNDING CO.,          MORGAN STANLEY,     CORP.,               CAPITAL CORP.,
    DESCRIPTION             6.60%, 1/15/2012      6.35%, 10/15/2011     6.60%, 4/1/2012     7.00%, 5/15/2012     6.00%, 6/15/2012
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $649,987              544,084               542,968             542,587              539,083
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.4                   3.7                   3.6                 3.6                  3.6
 ----------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular issue.)

  ASSET ALLOCATION AS OF DECEMBER 31, 2009*


 -----------------------------------------------
                                PERCENT OF
                                NET ASSETS
 -----------------------------------------------
Corporate Bonds & Notes             95.6%
Short Term Investments               9.8
Other Assets & Liabilities          (5.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




 * The Fund's asset allocation is expressed as a percentage of net assets and may change over time.

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                        ---------        -----
U.S. TREASURY OBLIGATIONS -- 100.0%
Treasury Bills*
  0.01%, 2/11/2010......................  $102,548,000   $102,542,163
  0.01%, 2/18/2010......................    73,249,000     73,245,094
  0.02%, 2/4/2010.......................    73,249,000     73,245,541
  0.03%, 2/25/2010......................    73,249,000     73,243,406
  0.06%, 3/11/2010......................   101,327,000    101,316,766
  0.06%, 3/25/2010......................    72,028,000     72,018,348
  0.06%, 4/1/2010.......................   112,315,000    112,298,714
  0.06%, 3/4/2010.......................    72,028,000     72,020,797
  0.07%, 3/18/2010......................    72,028,000     72,018,492
                                                         ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $751,955,724)...................                  751,949,321
                                                         ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional Liquid
  Reserves Fund (b)(c)
  (Cost $349,733).......................       349,733        349,733
                                                         ------------
TOTAL INVESTMENTS -- 100.0% (D)
  (Cost $752,305,457)...................                  752,299,054
OTHER ASSETS AND
  LIABILITIES -- 0.0% (A)...............                     (276,653)
                                                         ------------
NET ASSETS -- 100.0%....................                 $752,022,401
                                                         ============





 *   Rate shown is the discount rate at time of purchase, not
     a coupon rate.
(a)  Amount shown represents less than 0.05% of net assets.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Value is determined based on Level 1 inputs. (Note 2)
(d)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.1%
Treasury Inflation Protected
  Indexed Bonds
  1.75%, 1/15/2028 (a)..................  $10,918,111   $ 10,486,518
  2.00%, 1/15/2026 (a)..................   13,035,917     13,113,350
  2.38%, 1/15/2025 (a)..................   20,741,206     21,901,469
  2.38%, 1/15/2027 (a)..................   10,703,221     11,268,458
  2.50%, 1/15/2029 (a)..................    8,633,739      9,279,888
  3.38%, 4/15/2032 (a)..................    3,573,201      4,425,731
  3.63%, 4/15/2028 (a)..................   13,520,337     16,718,708
  3.88%, 4/15/2029 (a)..................   15,525,733     20,016,085
Treasury Inflation Protected
  Indexed Notes
  0.63%, 4/15/2013 (a)..................    9,292,525      9,456,631
  1.25%, 4/15/2014 (a)..................    9,346,176      9,667,498
  1.38%, 7/15/2018 (a)..................    8,967,005      8,986,642
  1.63%, 1/15/2015 (a)..................   12,955,867     13,492,369
  1.63%, 1/15/2018 (a)..................   11,733,280     12,017,460
  1.88%, 7/15/2013 (a)..................   15,387,837     16,224,627
  1.88%, 7/15/2015 (a)..................   12,949,567     13,653,764
  1.88%, 7/15/2019 (a)..................    9,229,221      9,588,330
  2.00%, 4/15/2012 (a)..................   10,988,466     11,493,276
  2.00%, 1/15/2014 (a)..................   14,887,232     15,759,475
  2.00%, 7/15/2014 (a)..................   13,198,636     13,998,738
  2.00%, 1/15/2016 (a)..................   11,105,961     11,735,891
  2.13%, 1/15/2019 (a)..................    9,001,239      9,551,125
  2.38%, 4/15/2011 (a)..................   13,146,405     13,551,052
  2.38%, 1/15/2017 (a)..................   11,195,237     12,096,118
  2.50%, 7/15/2016 (a)..................   12,865,258     14,025,189
  2.63%, 7/15/2017 (a)..................    8,743,553      9,622,018
  3.00%, 7/15/2012 (a)..................   18,025,784     19,389,074
  3.38%, 1/15/2012......................    4,433,844      4,745,587
  3.50%, 1/15/2011 (a)..................    8,264,534      8,582,223
                                                        ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $334,661,118)...................                 344,847,294
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 20.7%
MONEY MARKET FUNDS -- 20.7%
State Street Institutional Liquid
  Reserves Fund (b).....................      856,976        856,976
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   71,137,330     71,137,330
                                                        ------------
TOTAL SHORT TERM INVESTMENTS -- (D)
  (Cost $71,994,306)....................                  71,994,306
                                                        ------------
TOTAL INVESTMENTS -- 119.8% (E)
  (Cost $406,655,424)...................                 416,841,600
OTHER ASSETS AND
  LIABILITIES -- (19.8)%................                 (69,012,306)
                                                        ------------
NET ASSETS -- 100.0%....................                $347,829,294
                                                        ============





(a)  Security, or portion thereof, was on loan at December 31,
     2009.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Investments of cash collateral for securities loaned.
(d)  Value is determined based on Level 1 inputs. (Note 2)
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.1%
Treasury Bonds
  7.25%, 5/15/2016......................  $ 1,015,000   $  1,257,128
  7.50%, 11/15/2016 (a).................      964,000      1,215,334
  8.13%, 8/15/2019......................      825,000      1,110,665
  8.75%, 5/15/2017 (a)..................      870,000      1,176,962
  8.88%, 8/15/2017......................      572,000        779,962
  8.88%, 2/15/2019 (a)..................      358,000        500,083
  9.00%, 11/15/2018 (a).................      421,000        591,324
  9.13%, 5/15/2018 (a)..................      359,000        504,126
  9.25%, 2/15/2016......................      264,000        355,764
  9.88%, 11/15/2015.....................      308,000        423,269
  10.63%, 8/15/2015.....................      191,000        268,418
  11.25%, 2/15/2015 (a).................      579,000        817,230
Treasury Notes
  0.75%, 11/30/2011 (a).................    3,950,000      3,924,364
  0.88%, 1/31/2011 (a)..................    2,831,000      2,839,663
  0.88%, 2/28/2011 (a)..................    2,879,000      2,885,190
  0.88%, 3/31/2011 (a)..................    2,334,000      2,338,481
  0.88%, 4/30/2011 (a)..................    2,340,000      2,342,808
  0.88%, 5/31/2011 (a)..................    1,643,000      1,645,481
  1.00%, 7/31/2011 (a)..................    2,874,000      2,878,627
  1.00%, 8/31/2011 (a)..................    2,586,000      2,587,448
  1.00%, 9/30/2011 (a)..................    2,700,000      2,699,433
  1.00%, 10/31/2011 (a).................    3,050,000      3,047,347
  1.13%, 6/30/2011 (a)..................    3,166,000      3,179,234
  1.13%, 12/15/2011 (a).................    1,579,000      1,579,742
  1.13%, 1/15/2012 (a)..................    1,518,000      1,516,649
  1.13%, 12/15/2012.....................    2,000,000      1,967,428
  1.38%, 2/15/2012 (a)..................    1,993,000      1,998,720
  1.38%, 3/15/2012......................    1,307,000      1,310,372
  1.38%, 4/15/2012 (a)..................    1,462,000      1,463,316
  1.38%, 5/15/2012 (a)..................    1,993,000      1,993,100
  1.38%, 9/15/2012 (a)..................    2,000,000      1,990,400
  1.38%, 10/15/2012 (a).................    2,000,000      1,988,900
  1.38%, 11/15/2012 (a).................    4,500,000      4,467,465
  1.50%, 7/15/2012 (a)..................    1,440,000      1,442,333
  1.50%, 12/31/2013.....................    1,933,000      1,882,065
  1.75%, 11/15/2011 (a).................    1,518,000      1,537,461
  1.75%, 8/15/2012 (a)..................    2,176,000      2,190,296
  1.75%, 1/31/2014 (a)..................    1,302,000      1,277,483
  1.75%, 3/31/2014 (a)..................    1,751,000      1,709,834
  1.88%, 6/15/2012 (a)..................    2,018,000      2,040,238
  1.88%, 2/28/2014 (a)..................    1,463,000      1,439,168
  1.88%, 4/30/2014 (a)..................    1,793,000      1,756,494
  2.00%, 11/30/2013 (a).................    1,533,000      1,524,860
  2.13%, 11/30/2014 (a).................    4,150,000      4,051,894
  2.25%, 5/31/2014 (a)..................    2,442,000      2,425,785
  2.38%, 8/31/2014 (a)..................    1,580,000      1,568,545
  2.38%, 9/30/2014 (a)..................    1,600,000      1,586,608
  2.38%, 10/31/2014 (a).................    1,700,000      1,681,657
  2.38%, 3/31/2016......................    1,750,000      1,674,820
  2.50%, 3/31/2013 (a)..................      945,000        966,300
  2.63%, 6/30/2014......................    3,013,000      3,035,959
  2.63%, 7/31/2014 (a)..................    2,962,000      2,977,787
  2.63%, 2/29/2016......................    1,116,000      1,086,047
  2.63%, 4/30/2016 (a)..................    1,391,000      1,348,324
  2.75%, 2/28/2013......................    1,090,000      1,123,158
  2.75%, 10/31/2013 (a).................    1,620,000      1,659,236
  2.75%, 11/30/2016 (a).................    2,000,000      1,926,260
  2.75%, 2/15/2019 (a)..................    3,704,000      3,411,051
  2.88%, 1/31/2013 (a)..................      944,000        977,418
  3.00%, 8/31/2016......................    1,057,000      1,039,929
  3.00%, 9/30/2016......................    1,000,000        981,660
  3.13%, 4/30/2013......................    1,014,000      1,056,274
  3.13%, 8/31/2013 (a)..................    1,484,000      1,542,366
  3.13%, 9/30/2013 (a)..................    1,113,000      1,156,763
  3.13%, 10/31/2016 (a).................    3,800,000      3,752,158
  3.13%, 5/15/2019 (a)..................    3,809,000      3,607,352
  3.25%, 5/31/2016 (a)..................    1,573,000      1,579,953
  3.25%, 6/30/2016......................    1,093,000      1,096,421
  3.25%, 7/31/2016 (a)..................    1,616,000      1,619,183
  3.25%, 12/31/2016.....................    1,500,000      1,487,525
  3.38%, 11/30/2012 (a).................      811,000        851,834
  3.38%, 6/30/2013 (a)..................      872,000        915,347
  3.38%, 7/31/2013......................    1,382,000      1,450,616
  3.38%, 11/15/2019 (a).................    2,100,000      2,020,011
  3.50%, 5/31/2013 (a)..................    1,272,000      1,340,497
  3.50%, 2/15/2018 (a)..................    2,111,000      2,094,408
  3.63%, 12/31/2012 (a).................      873,000        923,267
  3.63%, 5/15/2013 (a)..................    1,210,000      1,281,015
  3.63%, 8/15/2019 (a)..................    4,347,000      4,273,927
  3.75%, 11/15/2018 (a).................    3,130,000      3,129,937
  3.88%, 10/31/2012 (a).................      875,000        931,035
  3.88%, 2/15/2013......................      957,000      1,018,994
  3.88%, 5/15/2018......................    1,534,000      1,557,946
  4.00%, 11/15/2012 (a).................    1,112,000      1,187,983
  4.00%, 2/15/2014 (a)..................    1,790,000      1,913,850
  4.00%, 2/15/2015......................    1,813,000      1,927,455
  4.00%, 8/15/2018 (a)..................    1,626,000      1,660,439
  4.13%, 8/31/2012......................      879,000        939,985
  4.13%, 5/15/2015......................    2,071,000      2,208,618
  4.25%, 1/15/2011 (a)..................      580,000        601,843
  4.25%, 9/30/2012......................      581,000        623,529
  4.25%, 8/15/2013 (a)..................    2,207,000      2,381,265
  4.25%, 11/15/2013.....................    1,426,000      1,541,121
  4.25%, 8/15/2014......................      544,000        587,145
  4.25%, 11/15/2014 (a).................    1,159,000      1,248,823
  4.25%, 8/15/2015......................    1,982,000      2,121,969
  4.25%, 11/15/2017.....................    1,226,000      1,285,007
  4.38%, 8/15/2012......................      521,000        560,544
  4.50%, 2/28/2011......................      997,000      1,040,190
  4.50%, 9/30/2011 (a)..................    1,039,000      1,101,776
  4.50%, 11/30/2011 (a).................      950,000      1,011,598
  4.50%, 3/31/2012 (a)..................      912,000        976,533
  4.50%, 4/30/2012 (a)..................      910,000        976,002
  4.50%, 11/15/2015 (a).................      627,000        679,060
  4.50%, 2/15/2016......................    1,375,000      1,483,914
  4.50%, 5/15/2017 (a)..................    1,253,000      1,340,334
  4.63%, 8/31/2011 (a)..................    1,026,000      1,088,083
  4.63%, 10/31/2011 (a).................      796,000        847,796
  4.63%, 12/31/2011 (a).................      944,000      1,008,843
  4.63%, 2/29/2012 (a)..................      856,000        917,606
  4.63%, 7/31/2012 (a)..................      904,000        976,329
  4.63%, 11/15/2016 (a).................    1,410,000      1,525,944
  4.63%, 2/15/2017......................    1,343,000      1,450,789
  4.75%, 3/31/2011......................    1,004,000      1,052,845
  4.75%, 1/31/2012 (a)..................      842,000        903,609


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  4.75%, 5/31/2012......................  $   904,000   $    976,356
  4.75%, 5/15/2014 (a)..................    1,652,000      1,818,340
  4.75%, 8/15/2017......................    1,416,000      1,536,388
  4.88%, 4/30/2011......................    1,788,000      1,883,461
  4.88%, 5/31/2011......................      125,000        132,085
  4.88%, 7/31/2011......................      984,000      1,045,028
  4.88%, 2/15/2012......................    1,390,000      1,496,043
  4.88%, 6/30/2012 (a)..................      860,000        932,799
  4.88%, 8/15/2016 (a)..................    1,106,000      1,216,711
  5.00%, 2/15/2011 (a)..................      923,000        967,313
  5.00%, 8/15/2011 (a)..................    1,126,000      1,200,598
  5.13%, 6/30/2011 (a)..................      987,000      1,048,944
  5.13%, 5/15/2016......................    1,243,000      1,386,939
                                                        ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $203,995,921)...................                 203,465,764
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 20.9%
MONEY MARKET FUNDS -- 20.9%
State Street Institutional Liquid
  Reserves Fund (b).....................      865,508        865,508
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   42,038,164     42,038,164
                                                        ------------
TOTAL SHORT TERM INVESTMENTS --(D)
  (Cost $42,903,672)....................                  42,903,672
                                                        ------------
TOTAL INVESTMENTS -- 120.0% (E)
  (Cost $246,899,593)...................                 246,369,436
OTHER ASSETS AND
  LIABILITIES -- (20.0)%................                 (41,050,049)
                                                        ------------
NET ASSETS -- 100.0%....................                $205,319,387
                                                        ============





(a)  Security, or portion thereof, was on loan at December 31,
     2009.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Investments of cash collateral for securities loaned.
(d)  Value is determined based on Level 1 inputs. (Note 2)
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
U.S. TREASURY OBLIGATIONS -- 98.6%
Treasury Bonds
  3.50%, 2/15/2039 (a)..................  $  689,000   $   564,422
  4.25%, 5/15/2039 (a)..................   1,114,000     1,045,823
  4.38%, 2/15/2038 (a)..................     487,000       468,007
  4.38%, 11/15/2039.....................     650,000       622,271
  4.50%, 2/15/2036 (a)..................     584,000       575,573
  4.50%, 5/15/2038......................     646,000       632,990
  4.50%, 8/15/2039 (a)..................   1,400,000     1,369,116
  4.75%, 2/15/2037 (a)..................     422,000       431,558
  5.00%, 5/15/2037......................     444,000       471,914
  5.25%, 11/15/2028 (a).................     180,000       195,080
  5.25%, 2/15/2029......................     270,000       292,583
  5.38%, 2/15/2031 (a)..................     339,000       374,710
  5.50%, 8/15/2028 (a)..................     185,000       206,181
  6.00%, 2/15/2026 (a)..................     205,000       239,975
  6.13%, 11/15/2027 (a).................     528,000       629,292
  6.13%, 8/15/2029 (a)..................     476,000       571,595
  6.25%, 8/15/2023 (a)..................     351,000       419,392
  6.25%, 5/15/2030 (a)..................     405,000       494,938
  6.38%, 8/15/2027......................     187,000       228,419
  6.50%, 11/15/2026.....................     234,000       288,426
  6.63%, 2/15/2027......................     233,000       290,854
  6.75%, 8/15/2026......................     262,000       330,560
  6.88%, 8/15/2025 (a)..................      99,000       125,696
  7.13%, 2/15/2023......................     337,000       432,415
  7.25%, 8/15/2022 (a)..................     120,000       155,545
  7.50%, 11/15/2024 (a).................     342,000       457,449
  7.63%, 11/15/2022.....................     360,000       480,370
  7.63%, 2/15/2025......................     597,000       806,971
  7.88%, 2/15/2021 (a)..................      79,000       106,312
  8.00%, 11/15/2021 (a).................     566,000       771,073
  8.13%, 5/15/2021 (a)..................     300,000       410,457
  8.13%, 8/15/2021 (a)..................     200,000       274,664
  8.50%, 2/15/2020......................     194,000       268,960
  8.75%, 5/15/2020......................     127,000       179,136
  8.75%, 8/15/2020......................     358,000       506,527
                                                       -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $16,542,371)....................                15,719,254
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 20.5%
MONEY MARKET FUNDS -- 20.5%
State Street Institutional Liquid
  Reserves Fund (b).....................       6,131         6,131
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   3,265,304     3,265,304
                                                       -----------
TOTAL SHORT TERM INVESTMENTS --(D)
  (Cost $3,271,435).....................                 3,271,435
                                                       -----------
TOTAL INVESTMENTS -- 119.1% (E)
  (Cost $19,813,806)....................                18,990,689
OTHER ASSETS AND
  LIABILITIES -- (19.1)%................                (3,042,045)
                                                       -----------
NET ASSETS -- 100.0%....................               $15,948,644
                                                       ===========





(a)  Security, or portion thereof, was on loan at December 31,
     2009.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Investments of cash collateral for securities loaned.
(d)  Value is determined based on Level 1 inputs. (Note 2)
(e)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 90.2%
AEROSPACE & DEFENSE -- 1.8%
Boeing Capital Corp.
  6.50%, 2/15/2012......................  $  325,000   $   353,185
Honeywell International, Inc.
  5.00%, 2/15/2019......................     265,000       274,972
United Technologies Corp.
  5.38%, 12/15/2017.....................     325,000       347,375
                                                       -----------
                                                           975,532
                                                       -----------
AUTOMOBILES -- 0.5%
Daimler Finance North America LLC
  6.50%, 11/15/2013.....................     265,000       290,113
                                                       -----------
BEVERAGES -- 1.2%
Anheuser-Busch InBev Worldwide, Inc.
  4.13%, 1/15/2015 (a)..................     140,000       142,422
PepsiCo, Inc.
  5.00%, 6/1/2018.......................     490,000       510,757
                                                       -----------
                                                           653,179
                                                       -----------
CAPITAL MARKETS -- 6.4%
Morgan Stanley:
  4.75%, 4/1/2014.......................     710,000       714,263
  5.63%, 9/23/2019......................     210,000       211,278
  6.75%, 4/15/2011......................     200,000       212,434
The Bear Stearns Cos. LLC
  7.25%, 2/1/2018.......................     660,000       755,733
The Goldman Sachs Group, Inc.
  5.95%, 1/18/2018......................   1,470,000     1,547,429
                                                       -----------
                                                         3,441,137
                                                       -----------
CHEMICALS -- 1.4%
E.I. du Pont de Nemours & Co.
  5.88%, 1/15/2014......................     325,000       359,101
The Dow Chemical Co.:
  7.60%, 5/15/2014......................     140,000       158,279
  8.55%, 5/15/2019......................     190,000       225,199
                                                       -----------
                                                           742,579
                                                       -----------
COMMERCIAL BANKS -- 14.9%
Barclays Bank PLC
  5.20%, 7/10/2014......................     370,000       393,860
Deutsche Bank AG:
  3.88%, 8/18/2014......................     200,000       203,679
  6.00%, 9/1/2017.......................     200,000       216,000
European Investment Bank:
  3.13%, 7/15/2011......................   1,330,000     1,373,260
  4.25%, 7/15/2013......................   1,145,000     1,219,738
Inter-American Development Bank
  3.25%, 11/15/2011 (b).................     985,000     1,021,635
KFW Bankengruppe
  3.25%, 3/15/2013......................   1,330,000     1,374,614
Kreditanstalt fuer Wiederaufbau
  2.75%, 10/21/2014.....................     285,000       283,200
Wachovia Capital Trust III
  5.80%, 3/29/2049 (c)..................     250,000       192,733
Wachovia Corp.
  5.50%, 5/1/2013.......................   1,604,000     1,704,485
                                                       -----------
                                                         7,983,204
                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Republic Services, Inc.
  5.50%, 9/15/2019 (a)..................      95,000        96,476
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.7%
Cisco Systems, Inc.
  4.95%, 2/15/2019......................     370,000       379,209
                                                       -----------
COMPUTERS & PERIPHERALS -- 1.9%
Hewlett-Packard Co.
  4.75%, 6/2/2014.......................     265,000       281,334
International Business Machines Corp.
  5.70%, 9/14/2017......................     660,000       717,203
                                                       -----------
                                                           998,537
                                                       -----------
CONSUMER FINANCE -- 0.2%
SLM Corp.
  8.45%, 6/15/2018......................      95,000        92,808
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 16.0%
American Express Co.:
  7.25%, 5/20/2014......................     120,000       136,621
  8.13%, 5/20/2019......................      95,000       112,762
Bank of America Corp.
  4.90%, 5/1/2013.......................   1,395,000     1,449,591
BP Capital Markets PLC
  1.55%, 8/11/2011......................     530,000       533,425
Capital One Bank USA NA
  8.80%, 7/15/2019......................     250,000       297,422
Capital One Financial Corp.
  7.38%, 5/23/2014......................     125,000       141,619
Citigroup, Inc.
  5.50%, 4/11/2013......................   1,175,000     1,212,479
Credit Suisse USA, Inc.:
  4.88%, 1/15/2015......................       5,000         5,235
  5.30%, 8/13/2019......................     370,000       377,183
  6.13%, 11/15/2011.....................      15,000        16,162
General Electric Capital Corp.:
  4.80%, 5/1/2013.......................   1,000,000     1,048,838
  5.63%, 5/1/2018.......................     475,000       483,909
HSBC Finance Corp.
  5.00%, 6/30/2015......................     510,000       531,339
International Lease Finance Corp.
  4.75%, 1/13/2012......................     135,000       117,450
JPMorgan Chase & Co.
  4.65%, 6/1/2014.......................   1,105,000     1,166,229
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018......................     827,000       893,861
Royal Bank of Scotland Group PLC
  5.00%, 10/1/2014......................      70,000        61,170
                                                       -----------
                                                         8,585,295
                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Qwest Corp.
  8.38%, 5/1/2016 (a)(d)................     140,000       148,750
                                                       -----------
ELECTRIC UTILITIES -- 5.2%
Commonwealth Edison Co.
  5.80%, 3/15/2018......................     660,000       704,648
Consolidated Edison Co. of New York
  6.65%, 4/1/2019.......................      95,000       106,921
Duke Energy Corp.
  3.95%, 9/15/2014......................     570,000       577,519


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
FirstEnergy Solutions Corp.
  4.80%, 2/15/2015 (a)..................  $  570,000   $   577,946
Nevada Power Co.
  6.50%, 8/1/2018.......................      95,000       102,490
PG&E Corp.
  5.75%, 4/1/2014.......................     570,000       613,412
Virginia Electric and Power Co.
  5.40%, 4/30/2018......................      95,000        99,254
                                                       -----------
                                                         2,782,190
                                                       -----------
FOOD & STAPLES RETAILING -- 2.7%
CVS Caremark Corp.
  5.75%, 6/1/2017.......................     285,000       300,045
Safeway, Inc.
  5.00%, 8/15/2019......................     265,000       263,147
Target Corp.
  6.00%, 1/15/2018......................     190,000       209,825
Wal-Mart Stores, Inc.
  3.00%, 2/3/2014.......................     660,000       665,284
                                                       -----------
                                                         1,438,301
                                                       -----------
FOOD PRODUCTS -- 1.5%
Kraft Foods, Inc.
  5.63%, 11/1/2011......................     660,000       699,841
Unilever Capital Corp.
  3.65%, 2/15/2014......................      95,000        97,594
                                                       -----------
                                                           797,435
                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Baxter International, Inc.
  4.00%, 3/1/2014.......................     325,000       337,099
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Humana, Inc.
  7.20%, 6/15/2018......................     325,000       335,516
WellPoint, Inc.
  7.00%, 2/15/2019......................      45,000        50,328
                                                       -----------
                                                           385,844
                                                       -----------
HOUSEHOLD PRODUCTS -- 0.8%
Fortune Brands, Inc.
  6.38%, 6/15/2014......................     150,000       160,356
The Procter & Gamble Co.
  4.60%, 1/15/2014......................     265,000       283,187
                                                       -----------
                                                           443,543
                                                       -----------
INSURANCE -- 3.4%
Allstate Life Global Funding Trusts
  5.38%, 4/30/2013......................     530,000       564,546
American International Group, Inc.
  5.85%, 1/16/2018......................     500,000       407,500
Berkshire Hathaway Finance Corp.
  4.75%, 5/15/2012......................     530,000       563,738
Genworth Financial, Inc.
  5.75%, 6/15/2014......................      45,000        43,200
Hartford Financial Services Group, Inc.
  6.30%, 3/15/2018......................      70,000        69,806
Prudential Financial, Inc.
  4.75%, 9/17/2015......................     200,000       203,578
                                                       -----------
                                                         1,852,368
                                                       -----------
MACHINERY -- 1.7%
Caterpillar Financial Services Corp.
  6.20%, 9/30/2013......................     490,000       546,288
John Deere Capital Corp.
  7.00%, 3/15/2012......................     325,000       360,296
                                                       -----------
                                                           906,584
                                                       -----------
MEDIA -- 3.6%
Comcast Corp.
  5.70%, 5/15/2018......................     525,000       550,150
Cox Communications, Inc.
  4.63%, 6/1/2013.......................     140,000       146,215
DIRECTV Holdings LLC
  7.63%, 5/15/2016......................      51,000        55,781
News America, Inc.
  6.90%, 3/1/2019.......................     325,000       366,316
Time Warner Cable, Inc.:
  5.88%, 11/15/2016.....................     285,000       308,068
  6.20%, 7/1/2013.......................     490,000       536,760
                                                       -----------
                                                         1,963,290
                                                       -----------
METALS & MINING -- 3.3%
Alcoa, Inc.
  6.75%, 7/15/2018......................     140,000       143,500
BHP Billiton Finance USA, Ltd.
  5.50%, 4/1/2014.......................     450,000       492,840
Freeport-McMoRan Copper & Gold, Inc.
  8.38%, 4/1/2017.......................     140,000       153,300
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013......................     890,000       961,581
                                                       -----------
                                                         1,751,221
                                                       -----------
MULTI-UTILITIES -- 0.6%
MidAmerican Energy Holdings Co.
  5.75%, 4/1/2018.......................     310,000       324,638
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 6.9%
Anadarko Petroleum Corp.
  6.95%, 6/15/2019......................     235,000       266,495
Canadian Natural Resources Ltd.
  5.70%, 5/15/2017......................     140,000       149,420
Conoco Funding Co.
  6.35%, 10/15/2011.....................     345,000       375,418
ConocoPhillips
  5.75%, 2/1/2019.......................     190,000       206,184
EnCana Corp.
  6.50%, 5/15/2019......................     190,000       211,677
Enterprise Products Operating LLC
  6.30%, 9/15/2017......................     235,000       251,342
Kinder Morgan Energy Partners LP
  6.00%, 2/1/2017.......................     540,000       568,827
Nexen, Inc.
  6.20%, 7/30/2019......................      95,000       100,277
Petrobras International Finance Co.
  8.38%, 12/10/2018.....................     490,000       580,013
Shell International Finance BV
  4.00%, 3/21/2014......................     255,000       265,948
XTO Energy, Inc.
  5.75%, 12/15/2013.....................     660,000       735,333
                                                       -----------
                                                         3,710,934
                                                       -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co.
  9.38%, 5/15/2019......................  $  120,000   $   148,289
                                                       -----------
PHARMACEUTICALS -- 2.6%
Abbott Laboratories
  5.60%, 11/30/2017.....................     485,000       527,169
GlaxoSmithKline Capital, Inc.
  4.85%, 5/15/2013......................     250,000       266,283
Novartis Capital Corp.
  4.13%, 2/10/2014......................     200,000       209,648
Pfizer, Inc.
  6.20%, 3/15/2019......................     370,000       409,833
                                                       -----------
                                                         1,412,933
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
ERP Operating LP
  5.75%, 6/15/2017......................     490,000       487,312
Simon Property Group LP
  6.75%, 5/15/2014......................     370,000       394,506
                                                       -----------
                                                           881,818
                                                       -----------
ROAD & RAIL -- 1.2%
CSX Corp.
  7.38%, 2/1/2019.......................     140,000       160,808
Union Pacific Corp.
  5.13%, 2/15/2014......................     450,000       477,097
                                                       -----------
                                                           637,905
                                                       -----------
SOFTWARE -- 0.6%
Oracle Corp.
  3.75%, 7/8/2014.......................     320,000       330,193
                                                       -----------
TOBACCO -- 1.3%
Altria Group, Inc.
  9.70%, 11/10/2018.....................     495,000       610,062
Reynolds American, Inc.
  7.63%, 6/1/2016.......................      95,000       103,685
                                                       -----------
                                                           713,747
                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 6.1%
AT&T, Inc.
  5.50%, 2/1/2018.......................     998,000     1,034,699
Cellco Partnership / Verizon Wireless
  Capital LLC:
  5.55%, 2/1/2014.......................     150,000       163,442
  8.50%, 11/15/2018.....................     100,000       123,673
Deutsche Telekom International
  Finance BV
  4.88%, 7/8/2014.......................     150,000       157,456
Embarq Corp.
  7.08%, 6/1/2016.......................     150,000       167,625
France Telecom SA
  4.38%, 7/8/2014.......................     140,000       146,623
New Cingular Wireless Services, Inc.
  7.88%, 3/1/2011.......................     190,000       203,849
Verizon Communications, Inc.
  5.25%, 4/15/2013......................     815,000       881,525
Vodafone Group PLC
  4.15%, 6/10/2014......................     370,000       381,482
                                                       -----------
                                                         3,260,374
                                                       -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $46,921,182)....................                48,465,525
                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 7.2%
Federal Republic of Brazil:
  5.88%, 1/15/2019......................     285,000       302,813
  8.00%, 1/15/2018......................     505,278       576,017
Province of Ontario
  4.10%, 6/16/2014......................     370,000       387,338
Province of Quebec
  4.63%, 5/14/2018......................     265,000       270,274
Republic of Italy
  3.50%, 7/15/2011......................     880,000       911,162
Republic of Peru
  7.13%, 3/30/2019......................      95,000       109,250
Republic of Poland
  6.38%, 7/15/2019......................     140,000       152,250
United Mexican States
  5.88%, 1/15/2014......................   1,045,000     1,139,050
                                                       -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $3,755,629).....................                 3,848,154
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 4.1%
MONEY MARKET FUNDS -- 4.1%
State Street Institutional Liquid
  Reserves Fund (e).....................   2,090,002     2,090,002
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........     112,890       112,890
                                                       -----------
TOTAL SHORT TERM INVESTMENTS -- (G)
  (Cost $2,202,892).....................                 2,202,892
                                                       -----------
TOTAL INVESTMENTS -- 101.5% (H)
  (Cost $52,879,703)....................                54,516,571
OTHER ASSETS AND
  LIABILITIES -- (1.5)%.................                  (809,548)
                                                       -----------
NET ASSETS -- 100.0%....................               $53,707,023
                                                       ===========





See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a)  Security purchased pursuant to Rule 144A of the
     Securities Act of 1933. These securities, which represent
     1.8% of net assets as of December 31, 2009, are
     considered liquid and may be resold in transactions
     exempt from registration, normally to qualified
     institutional buyers.
(b)  Security, or portion thereof, was on loan at December 31,
     2009
(c)  Variable Rate Security.  Rate shown is rate in effect at
     December 31, 2009.
(d)  Security is valued at fair value as determined in good
     faith by the Trust's Pricing and Investment Committee in
     accordance with procedures approved by the Board of
     Trustees.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.
(g)  Value is determined based on Level 1 inputs. (Note 2)
(h)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
CORPORATE BONDS & NOTES -- 86.1%
AEROSPACE & DEFENSE -- 3.2%
Lockheed Martin Corp.
  6.15%, 9/1/2036 (a)...................   $290,000   $   308,272
The Boeing Co.
  6.63%, 2/15/2038......................    145,000       161,754
United Technologies Corp.
  6.13%, 7/15/2038......................    290,000       314,290
                                                      -----------
                                                          784,316
                                                      -----------
BEVERAGES -- 0.5%
Anheuser-Busch InBev Worldwide, Inc.
  5.38%, 1/15/2020 (a)..................    115,000       117,043
                                                      -----------
CAPITAL MARKETS -- 2.5%
Morgan Stanley
  6.25%, 8/9/2026.......................    145,000       147,431
The Goldman Sachs Group, Inc.:
  6.13%, 2/15/2033......................    175,000       179,085
  6.75%, 10/1/2037......................    282,000       288,861
                                                      -----------
                                                          615,377
                                                      -----------
CHEMICALS -- 1.3%
E.I. du Pont de Nemours & Co.
  5.75%, 3/15/2019......................    215,000       228,525
The Dow Chemical Co.
  9.40%, 5/15/2039......................     70,000        92,583
                                                      -----------
                                                          321,108
                                                      -----------
COMMERCIAL BANKS -- 2.0%
HSBC Holdings PLC
  6.50%, 9/15/2037......................    325,000       336,147
JPMorgan Chase & Co.
  6.40%, 5/15/2038......................     30,000        32,990
Wachovia Bank NA
  6.60%, 1/15/2038......................     70,000        74,305
Wachovia Corp.
  Series G 5.75%, 2/1/2018..............     35,000        36,509
                                                      -----------
                                                          479,951
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Waste Management, Inc.
  7.38%, 3/11/2019......................     70,000        80,776
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
Cisco Systems, Inc.
  5.90%, 2/15/2039......................     70,000        70,604
Motorola, Inc.
  6.63%, 11/15/2037.....................     60,000        52,200
                                                      -----------
                                                          122,804
                                                      -----------
COMPUTERS & PERIPHERALS -- 0.7%
International Business Machines Corp.
  5.60%, 11/30/2039.....................    162,000       162,286
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 8.5%
Citigroup, Inc.:
  6.88%, 3/5/2038.......................    200,000       198,437
  8.50%, 5/22/2019......................    100,000       115,854
General Electric Capital Corp.:
  5.88%, 1/14/2038......................    360,000       333,860
  6.75%, 3/15/2032......................     70,000        72,558
  6.88%, 1/10/2039......................    290,000       304,602
JP Morgan Chase Capital XXV
  6.80%, 10/1/2037......................    585,000       575,073
Merrill Lynch & Co., Inc.:
  6.11%, 1/29/2037......................    145,000       134,579
  7.75%, 5/14/2038......................    325,000       359,701
                                                      -----------
                                                        2,094,664
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
British Telecommunications PLC
  9.63%, 12/15/2030 (b).................    215,000       272,683
                                                      -----------
ELECTRIC UTILITIES -- 10.8%
Alabama Power Co.
  6.13%, 5/15/2038......................    235,000       252,857
Appalachian Power Co.
  7.95%, 1/15/2020......................    290,000       348,172
Consolidated Edison Co. of New York
  5.70%, 12/1/2036......................     70,000        69,639
Duke Energy Indiana, Inc.
  6.45%, 4/1/2039.......................    115,000       128,303
Exelon Generation Co. LLC
  6.25%, 10/1/2039......................    235,000       238,564
FirstEnergy Corp.
  7.38%, 11/15/2031.....................    290,000       314,467
Florida Power Corp.
  6.40%, 6/15/2038......................     70,000        76,465
Hydro Quebec
  8.50%, 12/1/2029......................    235,000       312,233
Pacific Gas & Electric Co.:
  6.05%, 3/1/2034.......................    290,000       303,693
  6.25%, 3/1/2039.......................    145,000       156,535
PacifiCorp
  6.00%, 1/15/2039......................     70,000        73,604
Southern California Edison Co.
  6.00%, 1/15/2034......................    175,000       184,481
Virginia Electric and Power Co.
  6.00%, 5/15/2037......................    175,000       181,292
                                                      -----------
                                                        2,640,305
                                                      -----------
FOOD & STAPLES RETAILING -- 4.1%
CVS Caremark Corp.
  6.13%, 9/15/2039......................    235,000       231,419
Target Corp.
  7.00%, 1/15/2038......................    145,000       169,240
The Kroger Co.
  7.50%, 4/1/2031.......................    145,000       168,834
Wal-Mart Stores, Inc.:
  5.25%, 9/1/2035.......................    290,000       281,333
  5.88%, 4/5/2027.......................    145,000       152,867
                                                      -----------
                                                        1,003,693
                                                      -----------
FOOD PRODUCTS -- 3.0%
Kellogg Co.
  Series B 7.45%, 4/1/2031 (a)..........    290,000       352,541
Kraft Foods, Inc.
  6.88%, 1/26/2039......................    215,000       226,406
Unilever Capital Corp.
  5.90%, 11/15/2032.....................    140,000       148,029
                                                      -----------
                                                          726,976
                                                      -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Aetna, Inc.
  6.63%, 6/15/2036......................   $100,000   $   101,725
UnitedHealth Group, Inc.
  6.88%, 2/15/2038......................    145,000       151,246
WellPoint, Inc.
  6.38%, 6/15/2037......................    115,000       116,305
                                                      -----------
                                                          369,276
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
McDonald's Corp.
  6.30%, 3/1/2038.......................    110,000       121,047
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.7%
The Procter & Gamble Co.
  5.55%, 3/5/2037.......................    175,000       180,801
                                                      -----------
INSURANCE -- 3.8%
AXA SA
  8.60%, 12/15/2030 (c).................    100,000       113,500
MetLife, Inc.
  6.40%, 12/15/2066 (c).................    255,000       219,300
Prudential Financial, Inc.
  6.63%, 12/1/2037......................     85,000        87,048
Swiss Re Solutions Holding Corp.
  7.00%, 2/15/2026......................     75,000        72,279
The Allstate Corp.
  5.95%, 4/1/2036.......................    115,000       115,944
The Chubb Corp.
  6.50%, 5/15/2038......................     60,000        65,474
The Progressive Corp.
  6.25%, 12/1/2032......................    175,000       177,396
The Travelers Cos., Inc.
  6.25%, 6/15/2037......................     70,000        74,424
                                                      -----------
                                                          925,365
                                                      -----------
MEDIA -- 6.2%
Comcast Corp.
  6.95%, 8/15/2037......................    360,000       391,040
News America, Inc.:
  5.65%, 8/15/2020 (a)..................    250,000       259,246
  6.20%, 12/15/2034.....................     29,000        29,045
  6.65%, 11/15/2037.....................     35,000        37,134
Time Warner Cable, Inc.
  7.30%, 7/1/2038.......................    290,000       321,248
Time Warner, Inc.
  7.63%, 4/15/2031......................    145,000       166,634
Viacom, Inc.
  6.88%, 4/30/2036 (a)..................    290,000       309,806
                                                      -----------
                                                        1,514,153
                                                      -----------
METALS & MINING -- 2.9%
Newmont Mining Corp.
  6.25%, 10/1/2039......................    145,000       144,251
Rio Tinto Alcan, Inc.
  6.13%, 12/15/2033.....................    145,000       147,516
Vale Overseas, Ltd.
  6.88%, 11/21/2036.....................    410,000       413,460
                                                      -----------
                                                          705,227
                                                      -----------
MULTI-UTILITIES -- 1.5%
MidAmerican Energy Holdings Co.:
  6.13%, 4/1/2036 (a)...................    290,000       295,214
  6.50%, 9/15/2037 (a)..................     70,000        74,816
                                                      -----------
                                                          370,030
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 12.9%
Anadarko Finance Co.
  7.50%, 5/1/2031.......................    350,000       392,774
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038......................     70,000        72,578
Conoco Funding Co.
  7.25%, 10/15/2031.....................    145,000       169,062
Conoco, Inc.
  6.95%, 4/15/2029......................    145,000       162,607
ConocoPhillips
  6.00%, 1/15/2020......................    250,000       275,932
Devon Financing Corp. ULC
  7.88%, 9/30/2031 (a)..................    145,000       181,110
Kinder Morgan Energy Partners LP
  6.85%, 2/15/2020......................    115,000       127,466
Nexen, Inc.
  7.50%, 7/30/2039......................    145,000       165,461
Pemex Project Funding Master Trust
  6.63%, 6/15/2035......................    215,000       204,035
Petro-Canada
  6.80%, 5/15/2038......................    235,000       256,118
Petrobras International Finance Co.
  5.75%, 1/20/2020......................    115,000       116,311
Petroleos Mexicanos
  8.00%, 5/3/2019 (a)...................    145,000       167,505
Shell International Finance BV
  6.38%, 12/15/2038.....................    165,000       184,562
Southern Natural Gas Co.
  8.00%, 3/1/2032.......................    145,000       164,984
The Williams Cos., Inc.
  7.63%, 7/15/2019......................    215,000       241,053
TransCanada Pipelines, Ltd.:
  6.20%, 10/15/2037.....................     60,000        62,882
  7.63%, 1/15/2039......................    145,000       179,142
Weatherford International, Ltd.
  9.63%, 3/1/2019.......................     30,000        37,357
                                                      -----------
                                                        3,160,939
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co.
  7.50%, 8/15/2021......................    115,000       127,827
                                                      -----------
PHARMACEUTICALS -- 4.9%
Bristol-Myers Squibb Co.
  5.88%, 11/15/2036.....................    145,000       152,210
Eli Lilly & Co.
  5.50%, 3/15/2027......................    145,000       146,316
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038......................     70,000        77,795
Merck & Co, Inc.
  6.50%, 12/1/2033......................    350,000       394,344
Pfizer, Inc.
  7.20%, 3/15/2039......................    360,000       434,138
                                                      -----------
                                                        1,204,803
                                                      -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
ROAD & RAIL -- 2.2%
Canadian National Railway Co.
  6.90%, 7/15/2028......................   $ 85,000   $    96,712
CSX Corp.
  7.45%, 4/1/2038.......................    215,000       250,997
Norfolk Southern Corp.
  7.25%, 2/15/2031......................    115,000       135,342
Union Pacific Corp.
  6.13%, 2/15/2020......................     60,000        64,851
                                                      -----------
                                                          547,902
                                                      -----------
SOFTWARE -- 0.5%
Oracle Corp.
  6.13%, 7/8/2039.......................    115,000       121,304
                                                      -----------
TOBACCO -- 0.8%
Altria Group, Inc.
  9.95%, 11/10/2038.....................    145,000       189,072
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 8.7%
AT&T Corp.
  8.00%, 11/15/2031.....................    680,000       831,282
AT&T, Inc.:
  6.30%, 1/15/2038......................    145,000       146,190
  6.55%, 2/15/2039......................    110,000       115,343
Deutsche Telekom International Finance
  BV
  8.75%, 6/15/2030 (b)..................    290,000       371,552
Telefonica Europe BV
  8.25%, 9/15/2030......................    215,000       269,280
Verizon Communications, Inc.
  7.75%, 12/1/2030......................    215,000       256,378
Vodafone Group PLC
  6.15%, 2/27/2037......................    145,000       151,123
                                                      -----------
                                                        2,141,148
                                                      -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $20,275,437)....................               21,100,876
                                                      -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 9.2%
Federal Republic of Brazil
  5.63%, 1/7/2041.......................    115,000       107,813
  7.13%, 1/20/2037......................    145,000       166,003
  8.75%, 2/4/2025.......................    235,000       303,150
  8.88%, 10/14/2019.....................     30,000        38,588
  10.13%, 5/15/2027.....................    260,000       381,550
Province of Quebec
  7.50%, 9/15/2029......................    235,000       297,325
Republic of Italy
  5.38%, 6/15/2033......................    465,000       456,355
Republic of Peru
  7.35%, 7/21/2025......................    145,000       166,025
United Mexican States:
  6.75%, 9/27/2034......................    145,000       153,688
  8.30%, 8/15/2031......................    145,000       179,365
                                                      -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $2,220,694).....................                2,249,862
                                                      -----------
MUNICIPAL BONDS AND NOTES -- 3.0%
CALIFORNIA -- 1.7%
California, State General Obligation
  7.55%, 4/1/2039.......................    250,000       242,268
Los Angeles, CA, General Obligation
  5.75%, 7/1/2034.......................    200,000       184,716
                                                      -----------
                                                          426,984
                                                      -----------
ILLINOIS -- 0.7%
Illinois, State General Obligation
  5.10%, 6/1/2033.......................    200,000       166,580
                                                      -----------
TEXAS -- 0.6%
Texas, State General Obligation
  5.52%, 4/1/2039.......................    150,000       146,442
                                                      -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $778,105).......................                  740,006
                                                      -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%
State Street Institutional Liquid
  Reserves Fund (d)(e)
  (Cost $227,845).......................    227,845       227,845
                                                      -----------
TOTAL INVESTMENTS -- 99.2% (F)
  (Cost $23,502,081)....................               24,318,589
OTHER ASSETS AND
  LIABILITIES -- 0.8%...................                  204,499
                                                      -----------
NET ASSETS -- 100.0%....................              $24,523,088
                                                      ===========





(a)  Security purchased pursuant to Rule 144A of the
     Securities Act of 1933. These securities, which represent
     8.4% of net assets as of December 31, 2009, are
     considered liquid and may be resold in transactions
     exempt from registration, normally to qualified
     institutional buyers.
(b)  Step-up Bond.  Coupon rate increases in increments to
     maturity.  Rate disclosed is as of December 31, 2009.
     Maturity date disclosed is the ultimate maturity.
(c)  Security is valued at fair value as determined in good
     faith by the Trust's Pricing and Investment Committee in
     accordance with procedures approved by the Board of
     Trustees.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(e)  Value is determined based on Level 1 inputs. (Note 2)
(f)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT         VALUE
--------------------                       ---------       -----
CONVERTIBLE CORPORATE BONDS & NOTES -- 74.7%
AEROSPACE & DEFENSE -- 0.6%
L-3 Communications Holdings, Inc.
  3.00%, 8/1/2035.......................  $1,350,000   $  1,407,119
                                                       ------------
AIRLINES -- 0.5%
UAL Corp.
  4.50%, 6/30/2021......................   1,350,000      1,198,912
                                                       ------------
AUTOMOBILES -- 4.1%
Ford Motor Co.:
  4.25%, 11/15/2016.....................   5,500,000      6,934,125
  4.25%, 12/15/2036.....................   1,000,000      1,263,710
Navistar International Corp.
  3.00%, 10/15/2014.....................   1,300,000      1,383,330
                                                       ------------
                                                          9,581,165
                                                       ------------
BEVERAGES -- 0.5%
Molson Coors Brewing Co.
  2.50%, 7/30/2013......................   1,050,000      1,162,739
                                                       ------------
BIOTECHNOLOGY -- 7.5%
Amgen, Inc.:
  0.13%, 2/1/2011.......................   4,650,000      4,580,250
  0.38%, 2/1/2013.......................   4,800,000      4,831,680
Amylin Pharmaceuticals, Inc.
  3.00%, 6/15/2014......................   1,300,000      1,012,755
Cephalon, Inc.:
  2.00%, 6/1/2015.......................   1,400,000      1,983,254
  2.50%, 5/1/2014.......................   1,000,000      1,118,090
Gilead Sciences, Inc.:
  0.50%, 5/1/2011.......................   1,300,000      1,548,560
  0.63%, 5/1/2013.......................   1,150,000      1,419,744
Millipore Corp.
  3.75%, 6/1/2026.......................     900,000        927,612
                                                       ------------
                                                         17,421,945
                                                       ------------
COMMERCIAL BANKS -- 1.1%
National City Corp.
  4.00%, 2/1/2011.......................   2,600,000      2,650,310
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.5%
Alcatel-Lucent USA, Inc.:
  Series A, 2.88%, 6/15/2023............   1,200,000      1,190,434
  Series B, 2.88%, 6/15/2025............   1,900,000      1,621,196
Ciena Corp.
  0.88%, 6/15/2017......................   1,000,000        578,535
                                                       ------------
                                                          3,390,165
                                                       ------------
COMPUTERS & PERIPHERALS -- 5.3%
EMC Corp.:
  1.75%, 12/1/2011......................   3,100,000      3,774,095
  1.75%, 12/1/2013......................   3,100,000      3,888,764
NetApp, Inc.
  1.75%, 6/1/2013 (a)...................   2,300,000      2,863,500
SanDisk Corp.
  1.00%, 5/15/2013......................   2,070,000      1,721,273
                                                       ------------
                                                         12,247,632
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Qwest Communications International, Inc.
  3.50%, 11/15/2025.....................   2,400,000      2,493,624
                                                       ------------
ELECTRICAL EQUIPMENT -- 0.3%
Suntech Power Holdings Co., Ltd.
  3.00%, 3/15/2013......................     900,000        711,900
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Cameron International Corp.
  2.50%, 6/15/2026......................     850,000      1,138,260
Nabors Industries, Inc.
  0.94%, 5/15/2011......................   3,400,000      3,319,366
                                                       ------------
                                                          4,457,626
                                                       ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co.
  0.88%, 2/15/2014......................   2,100,000      2,203,761
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
Beckman Coulter, Inc.
  2.50%, 12/15/2036.....................   1,200,000      1,376,820
Hologic, Inc.
  2.00%, 12/15/2037 (b).................   3,050,000      2,591,814
Kinetic Concepts, Inc.
  3.25%, 4/15/2015 (a)..................   1,300,000      1,288,072
Medtronic, Inc.:
  1.50%, 4/15/2011......................   4,200,000      4,263,126
  1.63%, 4/15/2013......................   4,150,000      4,350,943
                                                       ------------
                                                         13,870,775
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
LifePoint Hospitals, Inc.
  3.50%, 5/15/2014......................   1,050,000        992,195
Omnicare, Inc.
  3.25%, 12/15/2035.....................   1,588,000      1,291,430
                                                       ------------
                                                          2,283,625
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp.
  2.00%, 4/15/2021......................   1,150,000      1,199,565
International Game Technology
  3.25%, 5/1/2014 (a)...................   1,400,000      1,710,058
                                                       ------------
                                                          2,909,623
                                                       ------------
HOUSEHOLD DURABLES -- 0.5%
D.R. Horton, Inc.
  2.00%, 5/15/2014......................   1,000,000      1,105,200
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.7%
Textron, Inc.
  4.50%, 5/1/2013.......................     950,000      1,533,395
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 0.9%
VeriSign, Inc.
  3.25%, 8/15/2037......................   2,400,000      2,149,049
                                                       ------------
IT SERVICES -- 0.7%
Alliance Data Systems Corp.
  1.75%, 8/1/2013.......................   1,500,000      1,519,005
                                                       ------------
MACHINERY -- 0.6%
Danaher Corp.
  Zero Coupon, 1/22/2021................   1,350,000      1,489,212
                                                       ------------
MEDIA -- 3.3%
Liberty Global, Inc.
  4.50%, 11/15/2016 (a).................   1,700,000      1,846,030


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT         VALUE
--------------------                       ---------       -----
Liberty Media LLC:
  3.13%, 3/30/2023......................  $2,400,000   $  2,423,592
  3.25%, 3/15/2031......................     950,000        564,272
Virgin Media, Inc.
  6.50%, 11/15/2016 (a).................   1,800,000      2,140,200
XM Satellite Radio, Inc.
  7.00%, 12/1/2014 (a)..................     850,000        678,315
                                                       ------------
                                                          7,652,409
                                                       ------------
METALS & MINING -- 6.6%
Alcoa, Inc.
  5.25%, 3/15/2014......................     950,000      2,474,370
AngloGold Ashanti Holdings
  Finance PLC
  3.50%, 5/22/2014 (a)..................   1,300,000      1,463,943
ArcelorMittal
  5.00%, 5/15/2014......................   1,400,000      2,369,010
Goldcorp, Inc.
  2.00%, 8/1/2014 (a)...................   1,500,000      1,725,990
Newmont Mining Corp.:
  1.25%, 7/15/2014......................   1,000,000      1,250,950
  1.63%, 7/15/2017......................     950,000      1,181,752
  3.00%, 2/15/2012......................   1,050,000      1,321,341
Sterlite Industries India, Ltd.
  4.00%, 10/30/2014.....................     800,000        845,984
United States Steel Corp.
  4.00%, 5/15/2014......................   1,450,000      2,735,135
                                                       ------------
                                                         15,368,475
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 7.9%
Chesapeake Energy Corp.:
  2.25%, 12/15/2038.....................   1,650,000      1,247,565
  2.50%, 5/15/2037......................   2,750,000      2,438,150
Massey Energy Co.
  3.25%, 8/1/2015.......................   1,325,000      1,162,316
Peabody Energy Corp.
  4.75%, 12/15/2041.....................   1,350,000      1,365,633
Transocean, Inc.:
  Series A 1.63%, 12/15/2037............   3,700,000      3,662,630
  Series B 1.50%, 12/15/2037............   4,150,000      4,027,940
  Series C 1.50%, 12/15/2037............   4,050,000      3,909,522
USEC, Inc.
  3.00%, 10/1/2014......................     850,000        557,142
                                                       ------------
                                                         18,370,898
                                                       ------------
PHARMACEUTICALS -- 3.3%
Allergan, Inc.
  1.50%, 4/1/2026.......................   1,250,000      1,444,088
Mylan, Inc.:
  1.25%, 3/15/2012......................     750,000        779,595
  3.75%, 9/15/2015 (a)..................   1,450,000      2,238,437
Teva Pharmaceutical Finance BV
  Series B, 1.75%, 2/1/2026.............   1,300,000      1,599,234
Teva Pharmaceutical Finance LLC
  Series C, 0.25%, 2/1/2026.............   1,350,000      1,642,950
                                                       ------------
                                                          7,704,304
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
Boston Properties LP:
  2.88%, 2/15/2037......................   1,600,000      1,565,442
  3.63%, 2/15/2014 (a)..................   1,350,000      1,339,875
Developers Diversified Realty Corp.
  3.00%, 3/15/2012......................   1,000,000        921,314
ERP Operating LP
  3.85%, 8/15/2026......................     900,000        900,117
Host Hotels & Resorts LP
  2.63%, 4/15/2027 (a)..................     750,000        695,904
ProLogis:
  1.88%, 11/15/2037.....................   1,900,000      1,675,842
  2.25%, 4/1/2037.......................   2,200,000      2,032,080
  2.63%, 5/15/2038......................     950,000        848,469
The Macerich Co.
  3.25%, 3/15/2012 (a)..................     900,000        844,658
Vornado Realty LP
  3.88%, 4/15/2025......................   1,050,000      1,158,297
                                                       ------------
                                                         11,981,998
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 7.7%
Advanced Micro Devices, Inc.
  6.00%, 5/1/2015 (a)...................   3,250,000      2,955,826
Intel Corp.:
  2.95%, 12/15/2035.....................   2,850,000      2,764,301
  3.25%, 8/1/2039 (a)...................   3,850,000      4,445,672
Linear Technology Corp.
  Series A, 3.00%, 5/1/2027.............   1,850,000      1,835,849
Microchip Technology, Inc.
  2.13%, 12/15/2037.....................   2,200,000      2,245,100
Micron Technology, Inc.
  1.88%, 6/1/2014.......................   2,300,000      2,244,556
Xilinx, Inc.
  3.13%, 3/15/2037......................   1,500,000      1,395,750
                                                       ------------
                                                         17,887,054
                                                       ------------
SOFTWARE -- 1.8%
Symantec Corp.:
  0.75%, 6/15/2011......................   1,950,000      2,130,726
  1.00%, 6/15/2013......................   1,800,000      2,035,134
                                                       ------------
                                                          4,165,860
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
NII Holdings, Inc.
  3.13%, 6/15/2012......................   2,300,000      2,105,551
SBA Communications Corp.:
  1.88%, 5/1/2013 (a)...................   1,150,000      1,183,350
  4.00%, 10/1/2014 (a)..................     800,000      1,057,600
                                                       ------------
                                                          4,346,501
                                                       ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  & NOTES --
  (Cost $160,022,418)...................                173,264,281
                                                       ------------

                                            SHARES
                                            ------
CONVERTIBLE PREFERRED STOCKS -- 20.9% (D)
AUTOMOBILES -- 1.8%
Ford Motor Co. Capital Trust II
  6.50%, 1/15/2032......................     107,000      4,267,160
                                                       ------------
COMMERCIAL BANKS -- 2.9%
Wells Fargo & Co.
  Series L 7.50%, 12/31/2049............       7,400      6,793,200
                                                       ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
CONSUMER FINANCE -- 0.5%
SLM Corp.
  Series C 7.25%, 12/15/2010............       1,850   $  1,157,767
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
Bank of America Corp.
  Series L 7.25%, 12/31/2049............       7,050      6,196,950
                                                       ------------
ELECTRIC UTILITIES -- 0.4%
AES Trust III
  6.75%, 10/15/2029.....................      19,000        878,750
                                                       ------------
FOOD PRODUCTS -- 2.1%
Archer-Daniels-Midland Co.
  6.25%, 6/1/2011.......................      65,500      2,856,455
Bunge, Ltd.:
  4.88%, 12/31/2049.....................      12,500      1,140,625
  5.13%, 12/1/2010......................       1,350        877,500
                                                       ------------
                                                          4,874,580
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Inverness Medical Innovations, Inc.
  Series B 3.00%, 12/31/2049............       3,044        809,217
                                                       ------------
INSURANCE -- 3.3%
American International Group, Inc.
  8.50%, 8/1/2011.......................     110,000      1,246,300
Vale Capital II
  6.75%, 6/15/2012......................      24,500      2,027,375
Vale Capital, Ltd.
  5.50%, 6/15/2010......................      20,500      1,117,250
  5.50%, 6/15/2010......................      47,000      2,535,650
XL Capital, Ltd.
  10.75%, 8/15/2011.....................      27,000        753,840
                                                       ------------
                                                          7,680,415
                                                       ------------
MEDIA -- 0.3%
The Interpublic Group of Cos., Inc.
  Series B 5.25%, 12/31/2049............         800        596,871
                                                       ------------
METALS & MINING -- 2.7%
Freeport-McMoRan Copper & Gold, Inc.
  6.75%, 5/1/2010.......................      54,200      6,243,840
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
CenterPoint Energy, Inc.
  2.64%, 9/15/2029 (c)..................      20,500        557,600
                                                       ------------
PHARMACEUTICALS -- 2.0%
Mylan, Inc.
  6.50%, 11/15/2010.....................       4,050      4,634,658
                                                       ------------
REAL ESTATE INVESTMENT TRUST -- 0.7%
Simon Property Group, Inc.
  Series I 6.00%, 12/31/2049............      25,500      1,734,000
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Federal National Mortgage Association
  5.38%, 2/8/2010.......................          25         71,050
Sovereign Capital Trust IV
  4.38%, 3/1/2034.......................      25,000        800,000
                                                       ------------
                                                            871,050
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
Lucent Technologies Capital Trust I
  7.75%, 3/15/2017......................       1,500      1,165,500
                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCKS --
  (Cost $42,288,807)....................                 48,461,558
                                                       ------------
COMMON STOCKS -- 1.9%
CAPITAL MARKETS -- 1.9%
E*TRADE Financial Corp. (d)(e)
  (Cost $4,389,220).....................   2,545,000      4,453,750
                                                       ------------
SHORT TERM INVESTMENTS -- 2.9%
MONEY MARKET FUND -- 2.9%
State Street Institutional Liquid
  Reserves Fund (d)(f)
  (Cost $6,789,657).....................   6,789,657      6,789,657
                                                       ------------
TOTAL INVESTMENTS -- 100.4% (G)
  (Cost $213,490,102)...................                232,969,246
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.................                 (1,018,635)
                                                       ------------
NET ASSETS -- 100.0%....................               $231,950,611
                                                       ============





(a)  Security purchased pursuant to Rule 144A of the
     Securities Act of 1933. These securities, which represent
     12.3% of net assets as of December 31, 2009, are
     considered liquid and may be resold in transactions
     exempt from registration, normally to qualified
     institutional buyers.
(b)  Step-up Bond.  Coupon rate increases in increments to
     maturity.  Rate disclosed is as of December 31, 2009.
(c)  Variable-rate security. Rate shown is rate in effect at
     December 31, 2009.
(d)  Value determined based on Level 1 inputs. (Note 2)
(e)  Non-income producing security.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(g)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. GOVERNMENT AGENCY MBS TBA -- 99.8%
Fannie Mae
  4.00%,  30yr TBA......................  $   300,000   $    289,922
  4.50%,  30yr TBA......................      975,000        973,324
  5.00%,  15yr TBA......................      600,000        627,750
  5.50%,  30yr TBA......................    2,350,000      2,460,523
  6.50%,  30yr TBA......................      400,000        428,312
Freddie Mac
  4.00%,  15yr TBA......................      300,000        302,063
  4.50%,  15yr TBA......................      350,000        359,844
  4.50%,  30yr TBA......................      350,000        349,180
  5.00%,  30yr TBA......................    1,650,000      1,692,023
  5.50%,  15yr TBA......................      150,000        158,625
  6.00%,  30yr TBA......................    1,000,000      1,059,844
Ginnie Mae
  4.50%,  30yr TBA......................      400,000        400,375
  5.00%,  30yr TBA......................      550,000        565,812
  5.50%,  30yr TBA......................      500,000        523,906
  6.00%,  30yr TBA......................      200,000        211,344
  6.50%,  30yr TBA......................      100,000        106,266
                                                        ------------
TOTAL U.S. GOVERNMENT
  AGENCY MBS TBA --
  (Cost $10,622,454)....................                  10,509,113
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 102.6%
MONEY MARKET FUND -- 102.6%
State Street Institutional Liquid
  Reserves Fund (a)(b)(c)
  (Cost $10,807,844)....................   10,807,844     10,807,844
                                                        ------------
TOTAL INVESTMENTS -- 202.4% (D)
  (Cost $21,430,298)....................                  21,316,957
OTHER ASSETS AND
  LIABILITIES -- (102.4)%...............                 (10,784,208)
                                                        ------------
NET ASSETS -- 100.0%....................                $ 10,532,749
                                                        ============





(a)  Security, or a portion of the security has been
     designated as collateral for TBA securities.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Value is determined based on Level 1 inputs. (Note 2)
(d)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)


TBA = To Be Announced


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
CORPORATE BONDS & NOTES -- 26.5%
AEROSPACE & DEFENSE -- 0.7%
General Dynamics Corp.
  5.25%, 2/1/2014.......................  $   220,000   $     236,770
Honeywell International, Inc.
  6.13%, 11/1/2011......................      880,000         958,443
The Boeing Co.
  6.13%, 2/15/2033 (a)..................      165,000         172,038
                                                        -------------
                                                            1,367,251
                                                        -------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc.
  6.20%, 1/15/2038......................      250,000         277,264
                                                        -------------
BANKS -- 0.7%
Asian Development Bank
  2.75%, 5/21/2014......................      205,000         205,189
Export-Import Bank of Korea
  5.88%, 1/14/2015......................      205,000         218,376
Federal Farm Credit Bank
  1.88%, 12/7/2012......................    1,025,000       1,024,151
                                                        -------------
                                                            1,447,716
                                                        -------------
BEVERAGES -- 0.3%
Anheuser-Busch InBev Worldwide, Inc.
  5.38%, 1/15/2020 (b)..................      385,000         391,840
Diageo Capital PLC
  5.75%, 10/23/2017 (a).................      250,000         267,957
                                                        -------------
                                                              659,797
                                                        -------------
CAPITAL MARKETS -- 0.9%
Svensk Exportkredit AB
  5.13%, 3/1/2017.......................      405,000         428,371
The Goldman Sachs Group, Inc.:
  3.25%, 6/15/2012 (a)..................      205,000         213,114
  5.35%, 1/15/2016......................      755,000         776,850
  5.95%, 1/15/2027......................      595,000         568,191
                                                        -------------
                                                            1,986,526
                                                        -------------
CHEMICALS -- 0.4%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016 (a).................      405,000         426,866
The Dow Chemical Co.
  8.55%, 5/15/2019......................      330,000         391,135
                                                        -------------
                                                              818,001
                                                        -------------
COMMERCIAL BANKS -- 4.3%
Citibank NA
  1.38%, 8/10/2011......................    1,060,000       1,064,035
Deutsche Bank AG
  6.00%, 9/1/2017 (a)...................      250,000         270,000
European Investment Bank:
  2.00%, 2/10/2012 (a)..................    1,090,000       1,102,409
  2.38%, 3/14/2014 (a)..................      545,000         539,100
HSBC Bank USA NA
  4.63%, 4/1/2014 (a)...................      370,000         384,935
Inter-American Development Bank
  5.13%, 9/13/2016......................      405,000         440,734
International Bank for Reconstruction &
  Development
  4.75%, 2/15/2035......................       80,000          76,404
JPMorgan Chase & Co.:
  2.20%, 6/15/2012......................      310,000         314,616
  6.40%, 5/15/2038......................      205,000         225,435
JPMorgan Chase Bank NA
  6.00%, 10/1/2017......................      555,000         590,542
Key Bank NA
  5.80%, 7/1/2014.......................      455,000         448,978
Kreditanstalt fuer Wiederaufbau:
  3.25%, 10/14/2011 (a).................      545,000         564,400
  4.00%, 10/15/2013.....................      720,000         760,117
  4.50%, 7/16/2018......................      215,000         222,967
Oesterreichische Kontrollbank AG
  4.75%, 10/16/2012.....................      405,000         434,272
The Bank of New York Mellon Corp.
  4.95%, 11/1/2012 (a)..................      230,000         247,679
US Bank NA
  6.38%, 8/1/2011.......................      250,000         267,592
Wachovia Bank NA
  5.85%, 2/1/2037.......................      275,000         264,610
Wells Fargo & Co.:
  4.88%, 1/12/2011......................      200,000         206,471
  5.63%, 12/11/2017 (a).................      150,000         156,160
Wells Fargo Bank NA
  4.75%, 2/9/2015 (a)...................      245,000         250,096
                                                        -------------
                                                            8,831,552
                                                        -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.50%, 2/22/2016......................      240,000         261,574
                                                        -------------
COMPUTERS & PERIPHERALS -- 0.2%
International Business Machines Corp.:
  5.70%, 9/14/2017......................      210,000         228,201
  5.88%, 11/29/2032 (a).................      165,000         171,734
                                                        -------------
                                                              399,935
                                                        -------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Stanford University
  4.75%, 5/1/2019.......................      110,000         111,301
                                                        -------------
DIVERSIFIED FINANCIAL SERVICES -- 6.9%
American Express Credit Corp.
  5.88%, 5/2/2013.......................      265,000         284,286
Bank of America Corp.:
  Series L 2.10%, 4/30/2012 (a).........      205,000         207,217
  Series L 3.13%, 6/15/2012 (a).........      410,000         424,913
Bank of America NA
  5.30%, 3/15/2017......................      785,000         776,064
BP Capital Markets PLC
  3.13%, 3/10/2012......................      210,000         216,323
Capital One Capital VI
  8.88%, 5/15/2040......................      155,000         162,750
Caterpillar Financial Services Corp.
  7.15%, 2/15/2019 (a)..................      220,000         255,308
Citigroup Funding, Inc.
  0.20%, 5/5/2011 (c)...................    5,300,000       5,296,740
Citigroup, Inc.
  5.63%, 8/27/2012......................    1,175,000       1,213,946
Credit Suisse USA, Inc.
  6.50%, 1/15/2012......................      585,000         633,189


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
General Electric Capital Corp.:
  2.63%, 12/28/2012.....................  $   530,000   $     539,659
  5.25%, 10/19/2012.....................      405,000         432,219
  5.63%, 5/1/2018.......................      885,000         901,598
  6.75%, 3/15/2032......................      240,000         248,769
HSBC Finance Corp.
  5.25%, 1/14/2011......................      340,000         350,584
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018......................      580,000         626,891
Morgan Stanley:
  2.00%, 9/22/2011 (a)..................      205,000         207,911
  6.00%, 5/13/2014......................      560,000         602,320
  6.63%, 4/1/2018.......................      390,000         418,957
National Rural Utilities Cooperative
  Finance Corp.
  8.00%, 3/1/2032.......................      360,000         425,881
                                                        -------------
                                                           14,225,525
                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Deutsche Telekom International Finance
  BV
  6.75%, 8/20/2018......................      210,000         232,985
Qwest Corp.
  8.38%, 5/1/2016 (b)(d)................       15,000          15,937
Telefonica Emisiones SAU
  4.95%, 1/15/2015......................      210,000         222,537
Verizon Communications, Inc.
  6.40%, 2/15/2038......................      430,000         453,954
                                                        -------------
                                                              925,413
                                                        -------------
ELECTRIC UTILITIES -- 1.3%
Duke Energy Carolinas LLC
  7.00%, 11/15/2018 (a).................      620,000         720,388
Pacific Gas & Electric Co.
  4.80%, 3/1/2014.......................      880,000         927,761
Progress Energy, Inc.
  7.75%, 3/1/2031.......................      405,000         476,395
San Diego Gas & Electric Co.
  6.13%, 9/15/2037......................      115,000         123,649
Virginia Electric and Power Co.
  5.10%, 11/30/2012 (a).................      360,000         387,782
                                                        -------------
                                                            2,635,975
                                                        -------------
FOOD & STAPLES RETAILING -- 0.6%
CVS Caremark Corp.
  6.25%, 6/1/2027.......................      250,000         254,311
Safeway, Inc.
  5.63%, 8/15/2014 (a)..................      215,000         232,511
Target Corp.
  7.00%, 1/15/2038......................      320,000         373,494
Wal-Mart Stores, Inc.
  5.88%, 4/5/2027 (a)...................      330,000         347,903
                                                        -------------
                                                            1,208,219
                                                        -------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.
  5.38%, 9/15/2035......................      240,000         233,067
General Mills, Inc.
  5.70%, 2/15/2017......................      305,000         324,363
Kraft Foods, Inc.
  5.63%, 11/1/2011 (a)..................      405,000         429,448
                                                        -------------
                                                              986,878
                                                        -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/1/2037......................      155,000         169,425
                                                        -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Express Scripts, Inc.
  6.25%, 6/15/2014......................      205,000         223,727
UnitedHealth Group, Inc.
  5.25%, 3/15/2011 (a)..................      880,000         910,726
                                                        -------------
                                                            1,134,453
                                                        -------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.35%, 3/1/2018.......................      360,000         385,985
                                                        -------------
HOUSEHOLD PRODUCTS -- 0.2%
Kimberly-Clark Corp.
  5.00%, 8/15/2013......................      215,000         230,863
The Procter & Gamble Co.
  5.55%, 3/5/2037 (a)...................      240,000         247,956
                                                        -------------
                                                              478,819
                                                        -------------
INDUSTRIAL CONGLOMERATES -- 0.2%
General Electric Co.
  5.25%, 12/6/2017......................      360,000         367,190
                                                        -------------
INSURANCE -- 1.0%
American International Group, Inc.
  5.45%, 5/18/2017......................      790,000         643,850
Berkshire Hathaway Finance Corp.
  5.00%, 8/15/2013......................      215,000         229,335
MetLife, Inc.
  5.70%, 6/15/2035......................      405,000         400,301
The Allstate Corp.
  5.95%, 4/1/2036.......................      165,000         166,353
The Travelers Cos., Inc.
  6.25%, 3/15/2037 (a)(d)(e)............      405,000         368,550
XL Capital, Ltd.
  6.50%, 12/31/2049 (a)(e)..............      405,000         299,700
                                                        -------------
                                                            2,108,089
                                                        -------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 8/15/2036......................      165,000         175,498
                                                        -------------
MEDIA -- 0.9%
CBS Corp.
  8.20%, 5/15/2014 (a)..................      210,000         241,500
Comcast Corp.:
  6.40%, 5/15/2038......................      210,000         214,496
  6.50%, 1/15/2017......................      330,000         362,300
News America, Inc.
  6.15%, 3/1/2037.......................      240,000         238,801
The Walt Disney Co.
  5.70%, 7/15/2011 (a)..................      215,000         229,046
Time Warner Cable, Inc.
  5.85%, 5/1/2017.......................      330,000         347,185


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Time Warner, Inc.
  7.70%, 5/1/2032.......................  $   240,000   $     278,760
                                                        -------------
                                                            1,912,088
                                                        -------------
METALS & MINING -- 0.5%
Alcoa, Inc.
  5.38%, 1/15/2013......................      215,000         223,600
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013......................      430,000         464,584
Vale Overseas, Ltd.
  6.88%, 11/21/2036.....................      330,000         332,785
                                                        -------------
                                                            1,020,969
                                                        -------------
MULTI-UTILITIES -- 0.2%
MidAmerican Energy Holdings Co.
  6.13%, 4/1/2036.......................      405,000         412,283
                                                        -------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 5/15/2013......................      430,000         454,362
                                                        -------------
OIL, GAS & CONSUMABLE FUELS -- 1.9%
Anadarko Petroleum Corp.
  5.95%, 9/15/2016......................      330,000         356,576
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038......................      405,000         419,916
ConocoPhillips Canada Funding Co.
  5.63%, 10/15/2016.....................      880,000         948,391
Kinder Morgan Energy Partners LP
  5.80%, 3/15/2035......................      175,000         161,161
Pemex Project Funding Master Trust
  6.63%, 6/15/2035 (a)..................      115,000         109,135
Petrobras International Finance Co.:
  5.75%, 1/20/2020......................      105,000         106,197
  6.88%, 1/20/2040......................      105,000         106,885
Shell International Finance BV
  6.38%, 12/15/2038.....................      220,000         246,082
Southern Natural Gas Co.
  5.90%, 4/1/2017 (b)...................      880,000         901,151
Transocean, Inc.
  6.00%, 3/15/2018......................      155,000         164,865
Weatherford International, Inc.
  6.80%, 6/15/2037 (a)..................      239,000         236,428
XTO Energy, Inc.
  5.90%, 8/1/2012.......................      165,000         181,147
                                                        -------------
                                                            3,937,934
                                                        -------------
PHARMACEUTICALS -- 0.8%
Abbott Laboratories
  5.60%, 5/15/2011......................      305,000         323,664
AstraZeneca PLC
  6.45%, 9/15/2037......................       75,000          83,941
Eli Lilly & Co.
  5.20%, 3/15/2017 (a)..................      225,000         238,966
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038......................      155,000         172,260
Pfizer, Inc.
  6.20%, 3/15/2019 (a)..................      235,000         260,299
Schering-Plough Corp.
  6.00%, 9/15/2017......................      305,000         342,037
Wyeth
  5.95%, 4/1/2037.......................      240,000         248,652
                                                        -------------
                                                            1,669,819
                                                        -------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
Simon Property Group LP
  5.60%, 9/1/2011.......................      265,000         277,322
                                                        -------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 5/1/2037.......................      165,000         166,350
Norfolk Southern Corp.
  7.70%, 5/15/2017......................      330,000         392,370
                                                        -------------
                                                              558,720
                                                        -------------
SOFTWARE -- 0.2%
Oracle Corp.
  5.00%, 1/15/2011 (a)..................      405,000         421,726
                                                        -------------
SPECIALTY RETAIL -- 0.2%
The Home Depot, Inc.
  5.40%, 3/1/2016.......................      405,000         426,820
                                                        -------------
TOBACCO -- 0.2%
Philip Morris International, Inc.
  4.88%, 5/16/2013......................      430,000         454,391
                                                        -------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
AT&T Corp.
  8.00%, 11/15/2031.....................      455,000         556,225
Embarq Corp.
  7.08%, 6/1/2016 (a)...................      165,000         184,387
New Cingular Wireless Services, Inc.
  8.13%, 5/1/2012.......................      405,000         458,390
Telecom Italia Capital
  5.25%, 10/1/2015......................      550,000         572,320
Verizon Global Funding Corp.
  6.88%, 6/15/2012......................      405,000         450,646
Vodafone Group PLC
  5.63%, 2/27/2017 (a)..................      240,000         257,227
                                                        -------------
                                                            2,479,195
                                                        -------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $52,848,018)....................                   54,988,015
                                                        -------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
Federal Republic of Brazil
  8.25%, 1/20/2034......................      360,000         458,100
Province of Ontario
  4.95%, 6/1/2012.......................      455,000         488,561
Province of Quebec
  7.50%, 9/15/2029......................      455,000         575,672
Republic of Italy
  5.63%, 6/15/2012......................      790,000         860,011
United Mexican States
  5.63%, 1/15/2017......................      880,000         923,138
                                                        -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $3,232,822).....................                    3,305,482
                                                        -------------
U.S. GOVERNMENT AGENCY MBS TBA -- 45.3%
Fannie Mae
  4.00%,  30yr TBA......................    2,700,000       2,609,297


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  4.50%,  30yr TBA......................  $ 2,400,000   $   2,395,875
  5.00%,  15yr TBA......................    2,900,000       3,034,125
  5.50%,  30yr TBA......................   16,000,000      16,752,500
  5.50%,  30yr TBA......................   16,000,000      16,985,000
  6.00%,  15yr TBA......................      700,000         749,000
  6.00%,  30yr TBA......................    1,500,000       1,588,594
  6.50%,  30yr TBA......................    4,000,000       4,283,125
Freddie Mac
  4.00%,  15yr TBA......................    2,000,000       2,013,750
  4.50%,  15yr TBA......................    3,250,000       3,341,406
  4.50%,  30yr TBA......................    5,200,000       5,187,812
  5.00%,  30yr TBA......................   11,500,000      11,792,891
  5.50%,  15yr TBA......................    2,000,000       2,115,000
  6.00%,  30yr TBA......................    8,300,000       8,796,703
Ginnie Mae
  4.00%,  30yr TBA......................      250,000         241,602
  4.50%,  30yr TBA......................    2,450,000       2,452,297
  5.00%,  30yr TBA......................    2,600,000       2,674,750
  5.50%,  30yr TBA......................    3,200,000       3,353,000
  6.00%,  30yr TBA......................    2,200,000       2,324,781
  6.50%,  30yr TBA......................    1,000,000       1,062,656
                                                        -------------
TOTAL U.S. GOVERNMENT
  AGENCY MBS TBA --
  (Cost $94,501,791)....................                   93,754,164
                                                        -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
Fannie Mae
  1.75%, 3/23/2011......................    2,160,000       2,186,806
  2.00%, 9/28/2012 (a)..................      545,000         542,524
  2.50%, 5/15/2014 (a)..................    1,685,000       1,678,342
  5.00%, 5/11/2017 (a)..................    1,210,000       1,312,385
  7.13%, 1/15/2030 (a)..................      825,000       1,045,164
Federal Home Loan Bank
  1.63%, 4/26/2011 (a)..................    1,025,000       1,036,191
  5.13%, 8/14/2013 (a)..................    1,760,000       1,936,464
  5.38%, 8/19/2011......................    2,590,000       2,771,587
Freddie Mac
  2.13%, 3/23/2012 (a)..................    1,090,000       1,107,508
  5.00%, 4/18/2017 (a)..................      723,000         784,636
                                                        -------------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS --
  (Cost $14,131,761)....................                   14,401,607
                                                        -------------
U.S. TREASURY OBLIGATIONS -- 25.1%
Treasury Bonds
  3.50%, 2/15/2039 (a)..................      360,000         294,908
  4.38%, 2/15/2038 (a)(f)...............    2,800,000       2,690,800
  5.38%, 2/15/2031 (a)..................      875,000         967,172
  6.75%, 8/15/2026 (a)..................    1,680,000       2,119,622
  7.50%, 11/15/2016 (a).................      515,000         649,271
  7.88%, 2/15/2021 (a)..................      240,000         322,973
  8.75%, 8/15/2020 (a)..................    1,130,000       1,598,814
  8.88%, 8/15/2017 (a)..................      713,000         972,225
Treasury Notes
  1.00%, 8/31/2011 (a)..................    1,000,000       1,000,560
  1.13%, 12/15/2011 (a).................    2,565,000       2,566,205
  1.38%, 5/15/2012 (a)(f)...............    5,475,000       5,475,274
  1.88%, 4/30/2014 (a)..................    2,055,000       2,013,160
  2.38%, 10/31/2014 (a).................    2,055,000       2,032,827
  2.75%, 10/31/2013 (a).................    2,565,000       2,627,124
  2.75%, 11/30/2016 (a).................    3,080,000       2,966,441
  3.13%, 8/31/2013 (a)(f)...............    3,445,000       3,580,492
  3.13%, 10/31/2016 (a).................    2,155,000       2,127,869
  3.13%, 5/15/2019 (a)(f)...............    3,850,000       3,646,181
  4.13%, 5/15/2015 (a)(f)...............    3,440,000       3,668,588
  4.25%, 8/15/2013 (a)..................    1,500,000       1,618,440
  4.50%, 9/30/2011 (a)..................    2,250,000       2,385,945
  4.75%, 8/15/2017 (a)..................    2,425,000       2,631,173
  4.88%, 4/30/2011 (a)(f)...............    3,570,000       3,760,603
  5.13%, 5/15/2016 (a)..................      310,000         345,898
                                                        -------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $53,345,151)....................                   52,062,565
                                                        -------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
Banc of America Commercial Mortgage,
  Inc.
  5.66%, 6/10/2049 (b)(e)...............      250,000         206,505
Bear Stearns Commercial Mortgage
  Securities
  4.75%, 2/13/2046 (e)..................      550,000         538,178
Countrywide Commercial Mortgage Trust
  5.38%, 8/12/2048......................      400,000         309,265
GE Capital Commercial Mortgage Corp.
  5.54%, 12/10/2049 (e).................      400,000         319,001
Greenwich Capital Commercial Funding
  Corp.
  4.80%, 8/10/2042 (e)..................      500,000         473,093
GS Mortgage Securities Corp. II
  5.40%, 8/10/2038 (e)..................      475,000         467,125
  5.55%, 4/10/2038 (e)..................      500,000         449,637
JPMorgan Chase Commercial Mortgage
  Securities Corp.
  4.87%, 3/15/2046 (e)..................      250,000         240,037
  4.88%, 1/12/2038 (e)..................      500,000         508,732
  5.44%, 6/12/2047 (e)..................      510,000         442,736
  5.81%, 6/12/2043 (e)..................      500,000         477,444
LB-UBS Commercial Mortgage Trust
  4.37%, 3/15/2036 (e)..................      450,000         433,029
  4.51%, 12/15/2029 (e).................      500,000         480,856
  5.07%, 6/15/2029 (e)..................      250,000         251,499
Morgan Stanley Capital I
  5.51%, 11/12/2049 (e).................      475,000         446,998
  5.61%, 4/15/2049......................      205,000         206,912
Wachovia Bank Commercial
  Mortgage Trust
  4.96%, 11/15/2035 (e).................      500,000         508,937
                                                        -------------
TOTAL COMMERCIAL
  MORTGAGE BACKED SECURITIES --
  (Cost $6,069,147).....................                    6,759,984
                                                        -------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
ASSET BACKED -- 0.5%
CREDIT CARD RECEIVABLES -- 0.5%
Capital One Multi-Asset
  Execution Trust
  5.05%, 2/15/2016......................  $   245,000   $     260,766
Citibank Credit Card Issuance Trust:
  4.90%, 6/23/2016......................      200,000         211,128
  5.35%, 2/7/2020.......................      295,000         312,473
  5.65%, 9/20/2019......................      200,000         216,141
USAA Auto Owner Trust
  2.53%, 7/15/2015......................       40,000          39,771
                                                        -------------
TOTAL ASSET BACKED --
  (Cost $988,533).......................                    1,040,279
                                                        -------------
MUNICIPAL BONDS AND NOTES -- 0.3%
CALIFORNIA -- 0.1%
California, State General Obligation:
  5.95%, 4/1/2016.......................       35,000          35,470
  7.30%, 10/1/2039......................      200,000         188,372
                                                        -------------
                                                              223,842
                                                        -------------
GEORGIA -- 0.1%
Georgia, State General Obligation
  4.50%, 11/1/2025......................      200,000         195,644
                                                        -------------
ILLINOIS -- 0.1%
Illinois, State General Obligation
  5.10%, 6/1/2033.......................      200,000         166,580
                                                        -------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $613,596).......................                      586,066
                                                        -------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 52.7%
MONEY MARKET FUNDS -- 52.7%
State Street Institutional Liquid
  Reserves Fund (f)(g)..................   73,515,584      73,515,584
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........   35,669,261      35,669,261
                                                        -------------
TOTAL SHORT TERM INVESTMENTS -- (I)
  (Cost $109,184,845)...................                  109,184,845
                                                        -------------
TOTAL INVESTMENTS -- 162.2% (J)
  (Cost $334,915,664)...................                  336,083,007
OTHER ASSETS AND
  LIABILITIES -- (62.2)%................                 (128,929,457)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 207,153,550
                                                        =============





(a)  Security, or portion thereof, was on loan as of December
     31, 2009.
(b)  Securities purchased pursuant to Rule 144A of the
     Securities Act of 1933. These securities, which represent
     0.7% of net assets as of December 31, 2009, are
     considered liquid and may be resold in transactions
     exempt from registration, normally to qualified
     institutional buyers.
(c)  Floating Rate Note -- Interest rate shown is rate in
     effect at December 31, 2003. Date disclosed is the next
     interest rate reset date.
(d)  Security is valued at fair value as determined in good
     faith by the Trust's Pricing and Investment Committee in
     accordance with procedures approved by the Board of
     Trustees.
(e)  Variable Rate Security.  Rate shown is rate in effect at
     December 31, 2009.
(f)  Security or a portion thereof, has been designated as
     collateral for TBA securities.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(h)  Investments of cash collateral for securities loaned.
(i)  Value determined based on Level 1 inputs. (Note 2)
(j)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)


TBA = To Be Announced


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MUNICIPAL BONDS AND NOTES -- 98.8%
ALABAMA -- 0.6%
Alabama, Auburn University, General Fee
  Revenue
  5.00%, 6/1/2038 (a)...................  $ 2,200,000   $  2,255,968
Alabama, Public School & College
  Authority
  5.00%, 12/1/2023......................    1,500,000      1,594,455
Birmingham, AL, Capital Investment
  Series A 4.50%, 12/1/2027 (a).........    1,000,000        980,680
                                                        ------------
                                                           4,831,103
                                                        ------------
ALASKA -- 0.3%
Alaska, State General Obligation
  Series A 5.00%, 8/1/2024..............    2,580,000      2,894,579
                                                        ------------
ARIZONA -- 2.9%
Arizona, Salt River Project,
  Agricultural Improvement & Power
  District:
  Series A 5.00%, 1/1/2016..............      500,000        571,186
  Series A 5.00%, 1/1/2027..............    2,500,000      2,697,825
Arizona, State Transportation Board,
  Excise Tax Revenue
  5.00%, 7/1/2021.......................    1,500,000      1,652,235
Arizona, State Transportation Board,
  Highway Revenue
  Series A 5.00%, 7/1/2028..............    7,145,000      7,660,155
Chandler, AZ, General Obligation
  4.25%, 7/1/2026.......................    5,000,000      5,107,250
Maricopa County, AZ, Community College
  District, General Obligation
  Series C 3.00%, 7/1/2022..............    2,000,000      1,870,560
Phoenix, AZ, Civic Improvement Corp.,
  Wastewater System Revenue, Senior Lien
  5.50%, 7/1/2019.......................    1,000,000      1,137,090
Phoenix, AZ, General Obligation
  Series A 5.00%, 7/1/2017..............    1,000,000      1,146,920
Pima County, AZ, Industrial Development
  Authority, Lease Revenue
  5.00%, 9/1/2039.......................    2,000,000      1,945,620
                                                        ------------
                                                          23,788,841
                                                        ------------
CALIFORNIA -- 11.2%
Anaheim, CA, Public Financing Authority,
  Revenue
  4.50%, 10/1/2037 (a)..................    4,000,000      3,537,000
Azusa, CA, Public Financing Authority,
  Revenue
  5.00%, 7/1/2039 (a)...................    1,200,000      1,210,548
California, Golden Empire Schools
  Financing Authority, Lease Revenue
  4.00%, 5/1/2010.......................    4,000,000      4,027,520
California, State Department of Water
  Resources Revenue
  Series AG 5.00%, 12/1/2025............    5,760,000      6,325,805
California, State Public Works Board,
  Lease Revenue
  Series D 5.00%, 5/1/2025..............    1,000,000      1,028,600
California, State University Revenue:
  Series A 4.50%, 11/1/2044 (a).........    6,090,000      5,159,083
  Series A 5.00%, 11/1/2037 (a).........    1,000,000        988,080
Foothill-De Anza, CA, Community College
  District, General Obligation
  Series B 5.00%, 8/1/2027 (a)..........    4,475,000      4,628,671
Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax
  Revenue
  Series A 5.00%, 7/1/2027 (a)..........    3,780,000      3,962,612
Los Angeles, CA, Unified School
  District:
  Series B 4.75%, 7/1/2019 (a)..........    3,485,000      3,673,713
  Series A-1 5.00%, 7/1/2016 (a)........    3,000,000      3,247,470
  Series A 5.00%, 7/1/2018 (a)..........      900,000        972,846
  Series H 5.00%, 7/1/2021 (a)..........    2,695,000      2,905,803
Los Angeles, CA, Wastewater System
  Revenue
  Series A 5.00%, 6/1/2029..............    1,000,000      1,073,640
Metropolitan Water District of Southern
  California, Waterworks Revenue
  Series A 5.00%, 1/1/2029..............    4,900,000      5,228,692
Rancho Santiago, CA, Community College
  District, General Obligation
  5.00%, 9/1/2026 (a)...................    3,535,000      3,686,651
San Diego, CA, Community College
  District
  5.00%, 5/1/2020 (a)...................    2,720,000      2,905,450
San Diego, CA, Unified School District:
  Series G-1 4.50%, 7/1/2029 (a)........    4,000,000      3,948,880
  Series C-2 5.50%, 7/1/2019 (a)........    1,600,000      1,814,928
San Francisco, CA, Bay Area Rapid
  Transit District:
  Series B 5.00%, 8/1/2022..............    1,500,000      1,648,455
  Series B 5.00%, 8/1/2032..............    1,600,000      1,681,152
San Francisco, CA, Bay Area Toll
  Authority, Toll Bridge Revenue
  Series F 5.00%, 4/1/2031..............    7,275,000      7,414,898
San Francisco, CA, City & County Public
  Utilities Commission, Water Revenue
  Series A 4.50%, 11/1/2031 (a).........    1,000,000        967,520
San Francisco, CA, Community College
  District
  Series B 5.00%, 6/15/2028 (a).........    5,225,000      5,354,319
San Jose, CA, Evergreen Community
  College District
  Series A Zero Coupon, 9/1/2020 (a)....    2,500,000      1,412,775
University of California, Revenue:
  Series J 4.50%, 5/15/2031 (a).........    3,000,000      2,963,340
  Series J 4.50%, 5/15/2035 (a).........    2,000,000      1,926,640
  Series B 4.75%, 5/15/2038.............    1,300,000      1,233,960
  Series E 5.00%, 5/15/2014 (a).........    3,180,000      3,608,950
West Valley-Mission Community College
  District, CA, Election 2004-A
  5.00%, 8/1/2030 (a)...................    2,000,000      2,036,900
                                                        ------------
                                                          90,574,901
                                                        ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
COLORADO -- 1.3%
Cherry Creek, CO, Arapahoe County School
  District, General Obligation
  Series B 5.50%, 12/15/2013 (a)........  $ 2,030,000   $  2,344,691
Douglas County, CO, School District
  Series B 5.00%, 12/15/2019............    2,000,000      2,231,700
Platte River, CO, Power Authority
  Revenue:
  Series HH 5.00%, 6/1/2024.............    1,255,000      1,377,249
  Series HH 5.00%, 6/1/2029.............    1,000,000      1,067,190
University of Colorado, Enterprise
  System Revenue
  5.00%, 6/1/2023 (a)...................    3,000,000      3,198,390
                                                        ------------
                                                          10,219,220
                                                        ------------
CONNECTICUT -- 1.1%
Connecticut, State General Obligation:
  Series A 4.50%, 5/1/2026..............    1,000,000      1,048,220
  Series C 5.00%, 4/1/2011 (a)..........    2,000,000      2,111,780
  Series B 5.00%, 4/15/2012.............    5,000,000      5,458,150
                                                        ------------
                                                           8,618,150
                                                        ------------
DELAWARE -- 0.5%
Delaware, State General Obligation
  5.00%, 3/1/2013.......................    1,000,000      1,124,820
New Castle County, DE, General
  Obligation
  Series A 5.00%, 7/15/2039.............    2,500,000      2,653,075
                                                        ------------
                                                           3,777,895
                                                        ------------
DISTRICT OF COLUMBIA -- 1.3%
District of Columbia, Water & Sewer
  Authority, Public Utility Revenue
  Series A 5.50%, 10/1/2039.............    5,000,000      5,425,200
Metropolitan Washington, DC, Airports
  Authority System
  Series C 5.00%, 10/1/2028.............    5,000,000      5,278,450
                                                        ------------
                                                          10,703,650
                                                        ------------
FLORIDA -- 3.9%
Florida, State Board of Education,
  Capital Outlay:
  Series B 5.00%, 6/1/2015..............    2,600,000      2,958,930
  Series A 5.00%, 6/1/2016..............      900,000      1,021,509
  Series A 5.00%, 6/1/2017..............    5,000,000      5,666,400
  Series D 5.00%, 6/1/2024..............    7,550,000      8,263,248
Florida, State Board of Education,
  General Obligation
  Series B 5.25%, 6/1/2013..............    2,000,000      2,255,680
Gainesville, FL, Utility System Revenue,
  Series A 5.00%, 10/1/2035 (a)
  (Pre-refunded)........................      900,000      1,044,549
JEA, FL, Bulk Power Supply System
  Revenue, Scherer 4 Project
  Series A 5.63%, 10/1/2033.............    5,000,000      5,297,400
Palm Beach County,  FL, Public
  Improvement Revenue
  5.00%, 5/1/2038.......................    5,000,000      5,129,700
                                                        ------------
                                                          31,637,416
                                                        ------------
GEORGIA -- 3.0%
Atlanta, GA, Metropolitan Rapid Transit
  Authority, Sales Tax  Revenue
  Series B 5.00%, 7/1/2037 (a)..........    6,875,000      7,131,163
Augusta, GA, Water & Sewer Revenue
  5.00%, 10/1/2014 (a)..................    1,085,000      1,246,708
De Kalb County, GA, General Obligation
  5.00%, 12/1/2014......................    1,495,000      1,735,277
De Kalb County, GA, Water & Sewer
  Revenue
  Series B 5.25%, 10/1/2024.............    3,000,000      3,569,670
Georgia, State General Obligation:
  Series B 5.00%, 4/1/2012..............    2,000,000      2,190,460
  Series B 5.00%, 7/1/2022..............    4,500,000      5,094,180
  Series B 5.00%, 7/1/2024..............    1,145,000      1,281,747
Milledgeville -- Baldwin County, GA,
  Development Authority,
  5.50%, 9/1/2024
  (Pre-refunded)........................    1,500,000      1,778,910
                                                        ------------
                                                          24,028,115
                                                        ------------
HAWAII -- 1.3%
Hawaii, State General Obligation:
  Series DF 5.00%, 7/1/2020 (a).........    1,360,000      1,481,557
  Series DJ 5.00%, 4/1/2023 (a).........      900,000        986,796
  Series DI 5.00%, 3/1/2025 (a).........    5,000,000      5,374,450
Hawaii, State Highway Revenue
  Series B 5.00%, 7/1/2015 (a)..........    1,285,000      1,468,549
Honolulu, HI, City & County General
  Obligation
  Series A 5.00%, 7/1/2029 (a)..........    1,500,000      1,577,370
                                                        ------------
                                                          10,888,722
                                                        ------------
ILLINOIS -- 3.4%
Chicago, IL, General Obligation:
  Series A 5.00%, 1/1/2015 (a)..........      900,000      1,021,572
  Series B 5.00%, 1/1/2022 (a)..........    1,000,000      1,060,440
Chicago, IL, Metropolitan Water
  Reclamation District:
  Series A 5.00%, 12/1/2020.............    1,000,000      1,149,630
  Series C 5.25%, 12/1/2032.............    5,000,000      5,815,900
Chicago, IL, O'Hare International
  Airport Revenue
  Series A 5.00%, 1/1/2038 (a)..........    1,500,000      1,525,665
Chicago, IL, Water Revenue
  5.25%, 11/1/2038......................    2,500,000      2,614,700
Illinois, Finance Authority Revenue,
  University of Chicago
  Series B 6.25%, 7/1/2038..............    5,000,000      5,592,850
Illinois, State General Obligation
  Series A 5.00%, 6/1/2021..............    5,000,000      5,439,700
Kendall, Kane, & Will Counties, IL,
  School District No. 308, General
  Obligation
  Zero Coupon, 2/1/2022 (a).............    5,000,000      2,804,000


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Southwestern, IL, Development Authority
  Revenue
  Zero Coupon, 12/1/2021 (a)............  $ 1,125,000   $    646,402
                                                        ------------
                                                          27,670,859
                                                        ------------
INDIANA -- 1.9%
Indiana, State Finance Authority,
  Highway Revenue:
  Series A 4.50%, 12/1/2020 (a).........    1,000,000      1,032,300
  Series A 4.50%, 6/1/2027 (a)..........    9,000,000      9,058,050
Indiana, State Finance Authority, Lease
  Revenue
  Series A-1 5.00%, 11/1/2015...........    3,000,000      3,306,300
Indiana, State Finance Authority, State
  Revolving Fund Program Revenue
  Series B 5.00%, 2/1/2018..............    1,535,000      1,717,819
                                                        ------------
                                                          15,114,469
                                                        ------------
KANSAS -- 0.3%
Kansas, State Department of
  Transportation, Highway Revenue
  Series A 5.00%, 9/1/2011..............    2,000,000      2,141,740
                                                        ------------
KENTUCKY -- 0.5%
Kentucky, State Property & Buildings
  Commission
  5.00%, 8/1/2013 (a)...................    1,000,000      1,115,280
Kentucky, State Turnpike Authority,
  Economic Development Road Revenue
  5.00%, 7/1/2025 (a)...................    1,500,000      1,576,245
Kentucky, State Turnpike Authority,
  Economic Recovery
  Series B 4.50%, 7/1/2023..............    1,285,000      1,331,787
                                                        ------------
                                                           4,023,312
                                                        ------------
LOUISIANA -- 0.7%
Louisiana, State Gas & Fuels Tax Revenue
  Series A 5.00%, 5/1/2031 (a)..........    5,365,000      5,573,591
                                                        ------------
MARYLAND -- 1.9%
Maryland, State Department of
  Transportation, Highway Revenue:
  5.00%, 2/15/2015......................    1,500,000      1,711,980
  5.00%, 2/15/2017......................    1,925,000      2,202,874
Maryland, State General Obligation:
  5.00%, 8/1/2012.......................    1,250,000      1,383,250
  Series C 5.00%, 3/1/2017..............    2,900,000      3,380,327
  Series A 5.25%, 2/15/2013.............    1,000,000      1,131,060
Montgomery County, MD, Public
  Improvement
  Series A 5.00%, 7/1/2016..............    1,500,000      1,743,720
Montgomery, MD, General Obligation
  Series A 5.00%, 9/1/2015..............    3,430,000      3,891,438
                                                        ------------
                                                          15,444,649
                                                        ------------
MASSACHUSETTS -- 5.7%
Massachusetts, Bay Transportation
  Authority, Revenue
  Series A 5.00%, 7/1/2029..............    3,000,000      3,468,000
Massachusetts, Bay Transportation
  Authority, Sales Tax Revenue:
  Series A 5.00%, 7/1/2021..............    1,000,000      1,142,900
  Series B 5.50%, 7/1/2027 (a)..........    1,200,000      1,438,344
Massachusetts, School Building
  Authority:
  Series A 5.00%, 8/15/2024 (a).........    1,000,000      1,072,590
  Series A 5.00%, 8/15/2026 (a).........    3,000,000      3,189,540
  Series A 5.00%, 8/15/2030 (a).........    2,700,000      2,820,528
Massachusetts, State Construction Loan
  Series B 5.00%, 8/1/2015..............    1,310,000      1,501,260
Massachusetts, State General Obligation:
  Series A 5.25%, 8/1/2019..............      900,000      1,043,784
  Series B 5.25%, 9/1/2024 (a)..........    5,000,000      5,895,200
  Series C 5.50%, 12/1/2022 (a).........   11,000,000     13,268,090
Massachusetts, State Health &
  Educational Facilities Authority
  Revenue
  Series A 5.50%, 11/15/2036............    2,000,000      2,218,660
Massachusetts, State Tax Revenue
  5.00%, 1/1/2034 (a)...................    1,000,000      1,131,200
Massachusetts, State Water Pollution
  Abatement Trust
  5.25%, 8/1/2033.......................    2,000,000      2,348,740
Massachusetts, State Water Resources
  Authority
  Series A 5.13%, 8/1/2026 (a)..........    5,000,000      5,316,350
                                                        ------------
                                                          45,855,186
                                                        ------------
MICHIGAN -- 0.2%
Michigan, Municipal Bond Authority
  Revenue
  5.00%, 10/1/2022......................    1,700,000      1,842,205
                                                        ------------
MINNESOTA -- 0.8%
Minnesota, State General Obligation:
  5.00%, 6/1/2015.......................    1,820,000      2,110,399
  5.00%, 11/1/2016......................    1,820,000      2,117,224
  5.00%, 6/1/2018.......................    1,940,000      2,203,142
                                                        ------------
                                                           6,430,765
                                                        ------------
MISSISSIPPI -- 0.1%
Mississippi, State General Obligation
  5.00%, 12/1/2013......................    1,000,000      1,137,890
                                                        ------------
MISSOURI -- 0.9%
Missouri, State Highways & Transit
  Commission, State Road Revenue,
  Second Lien:
  5.25%, 5/1/2019.......................    4,000,000      4,570,400
  5.25%, 5/1/2020.......................    1,000,000      1,133,480
Missouri, State Regional Convention &
  Sports Complex Authority
  5.25%, 8/15/2016 (a)..................    1,800,000      1,930,464
                                                        ------------
                                                           7,634,344
                                                        ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MONTANA -- 0.3%
Montana, State Department of
  Transportation Revenue
  5.00%, 6/1/2015 (a)...................  $ 2,130,000   $  2,434,526
                                                        ------------
NEBRASKA -- 0.6%
Omaha, NE, Public Power District
  Series A 5.00%, 2/1/2039..............    5,000,000      5,103,050
                                                        ------------
NEVADA -- 3.0%
Clark County, NV, General Obligation:
  4.50%, 6/1/2018 (a)...................    1,475,000      1,529,752
  4.75%, 6/1/2025 (a)...................    1,735,000      1,776,276
  5.00%, 11/1/2020 (a)..................    1,000,000      1,062,180
Clark County, NV, Highway Improvement
  Revenue
  5.00%, 7/1/2012 (a)...................    1,000,000      1,087,400
Clark County, NV, School District,
  General Obligation:
  Series B 4.50%, 6/15/2016 (a).........    1,010,000      1,091,365
  Series A 5.00%, 6/15/2014 (a).........      900,000      1,005,660
  Series D 5.00%, 6/15/2017 (a).........    4,815,000      5,194,470
Las Vegas Valley, NV, Water District,
  General Obligation
  Series B 5.00%, 6/1/2015..............    1,500,000      1,665,150
Nevada, State General Obligation
  Series F 5.00%, 12/1/2021 (a).........    8,725,000      9,262,373
Nevada, State Highway Improvement
  Revenue
  5.00%, 12/1/2017 (a)..................    1,000,000      1,097,030
                                                        ------------
                                                          24,771,656
                                                        ------------
NEW JERSEY -- 2.0%
New Jersey, Recreational Facility
  Improvements Revenue
  Series A 5.80%, 11/1/2018 (a).........    1,000,000      1,157,700
New Jersey, State Educational Facilities
  Authority Revenue, Higher Education
  Capital Improvement
  Series A 5.00%, 9/1/2018 (a)..........      735,000        782,532
New Jersey, State General Obligation
  5.00%, 6/1/2019.......................    9,565,000     10,878,275
New Jersey, State Transportation Trust
  Fund Authority:
  Series C Zero Coupon, 12/15/2029 (a)..    2,585,000        867,655
  Series A 5.25%, 6/15/2012 (a)
  (Escrow to Maturity)..................    1,305,000      1,445,470
New Jersey, State Turnpike Authority
  Series A 5.25%, 1/1/2027 (a)..........    1,000,000      1,099,680
                                                        ------------
                                                          16,231,312
                                                        ------------
NEW MEXICO -- 1.1%
Albuquerque, NM, Municipal School
  District, General Obligation
  Series A 4.00%, 8/1/2022..............    6,650,000      6,879,957
New Mexico, Severance Tax
  Series A-1 4.00%, 7/1/2014............    2,000,000      2,150,840
                                                        ------------
                                                           9,030,797
                                                        ------------
NEW YORK -- 17.0%
Erie County, NY, Industrial Development
  Agency Revenue:
  Series A 5.75%, 5/1/2019 (a)..........    1,500,000      1,723,020
  Series A 5.75%, 5/1/2021 (a)..........    3,000,000      3,360,390
Nassau County, NY, Sewer & Storm Water
  Finance Authority, System Revenue
  Series A 5.38%, 11/1/2028.............    1,275,000      1,414,128
New York & New Jersey, Port Authority
  Revenue:
  156th Series 4.75%, 11/1/2036.........    7,000,000      7,036,260
  144th Series 5.00%, 10/1/2028.........    3,000,000      3,195,480
  144th Series 5.00%, 12/1/2029.........    1,500,000      1,587,285
New York, NY, City Municipal Water
  Finance Authority:
  Series DD 4.50%, 6/15/2038............    2,310,000      2,237,859
  Series DD 4.63%, 6/15/2031............    1,030,000      1,042,545
  Series C 4.75%, 6/15/2033 (a).........    5,000,000      5,002,600
  Series C 4.75%, 6/15/2033.............    1,000,000      1,000,520
  Series C 5.00%, 6/15/2035.............    2,320,000      2,369,903
  Series A 5.00%, 6/15/2038.............    1,000,000      1,028,110
  Series D 5.00%, 6/15/2038.............    1,000,000      1,023,870
New York, NY, City Transitional Finance
  Authority:
  Series D-1 5.00%, 11/1/2013...........    1,500,000      1,705,515
  Series B 5.00%, 11/1/2014.............    1,050,000      1,200,245
  Series A-2 5.00%, 11/1/2017...........    4,500,000      4,943,925
  Series C-1 5.00%, 11/1/2020...........      900,000        989,028
  Series B 5.00%, 8/1/2021..............    2,725,000      2,975,700
  Series B 5.00%, 11/1/2026.............   10,000,000     10,726,900
New York, NY, General Obligation:
  Series C-1 5.00%, 10/1/2012...........    1,400,000      1,534,400
  Series C 5.00%, 8/1/2015..............    5,000,000      5,615,600
  Series C 5.00%, 11/15/2016............    5,000,000      5,705,350
  Series B-1 5.25%, 9/1/2023............    7,180,000      7,819,666
New York, NY, Triborough Bridge & Tunnel
  Authority Revenue:
  Series A-2 5.00%, 11/15/2029..........   12,620,000     13,350,193
  Series B 5.25%, 8/1/2015..............    2,000,000      2,231,480
New York, State Dormitory Authority
  Revenue, State Supported Debt
  Series A 5.00%, 7/1/2038..............    3,350,000      3,467,049
New York, State Dormitory Authority,
  State Income Tax Revenue:
  Series D 5.00%, 3/15/2016.............    1,800,000      2,042,226
  Series B 5.00%, 3/15/2028.............    5,000,000      5,365,200
New York, State Environmental Facscorp
  Series A 4.50%, 6/15/2036.............    1,500,000      1,502,790
New York, State Housing Finance Agency,
  Personal Income Tax Revenue
  Series A 5.00%, 3/15/2039.............    2,000,000      2,065,340
New York, State Local Government
  Assistance Corp.
  Series A 5.00%, 4/1/2020..............    3,000,000      3,344,430
New York, State Thruway Authority
  Series G 4.75%, 1/1/2030 (a)..........      920,000        927,507


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
New York, State Thruway Authority,
  Highway & Bridge Trust Fund:
  Series B 5.00%, 4/1/2014 (a)..........  $ 2,000,000   $  2,257,240
  5.00%, 4/1/2021 (a)...................    3,000,000      3,207,750
New York, State Thruway Authority,
  Personal Income Tax Revenue:
  Series A 5.00%, 3/15/2028.............    2,000,000      2,139,440
  Series A 5.00%, 3/15/2029.............    2,000,000      2,135,000
New York, State Thruway Authority,
  Second General Highway & Bridge
  Trust Fund:
  Series B 5.00%, 4/1/2019..............    5,400,000      6,043,680
  Series A 5.00%, 4/1/2020 (a)..........    3,000,000      3,225,630
  Series A 5.00%, 4/1/2021..............      500,000        547,615
New York, State Urban Development Corp.
  Revenue:
  Series B 3.63%, 3/15/2012.............      710,000        749,341
  Series A-1 5.00%, 12/15/2016..........    2,000,000      2,298,920
  Series B 5.00%, 3/15/2020.............    3,000,000      3,285,780
  Series A-1 5.00%, 12/15/2022 (a)......    1,000,000      1,079,260
  Series B-1 5.00%, 3/15/2036...........    1,000,000      1,034,950
                                                        ------------
                                                         137,539,120
                                                        ------------
NORTH CAROLINA -- 2.5%
Charlotte, NC, Water & Sewer System
  Revenue
  5.00%, 7/1/2038.......................    3,000,000      3,163,260
Mecklenburg County, NC, General
  Obligation:
  Series A 4.00%, 8/1/2015..............    3,135,000      3,479,599
  Series A 5.00%, 8/1/2015..............    1,000,000      1,162,510
North Carolina, Infrastructure Finance
  Corp. Certificates of Participation
  Series A 5.00%, 2/1/2020 (a)..........    1,275,000      1,404,731
North Carolina, State Capital
  Improvement Obligation
  Series A 4.50%, 5/1/2026..............    4,500,000      4,645,080
North Carolina, State General Obligation
  Series B 5.00%, 4/1/2016..............    2,000,000      2,325,860
University of North Carolina, Chapel
  Hill
  5.00%, 12/1/2031......................    3,640,000      3,876,782
                                                        ------------
                                                          20,057,822
                                                        ------------
OHIO -- 1.3%
Columbus, OH, General Obligation
  Series A 5.00%, 9/1/2018..............    1,500,000      1,705,920
Ohio, State Common Schools, General
  Obligation
  Series C 5.00%, 9/15/2015.............    5,000,000      5,713,300
Ohio, University of Akron, General
  Receipts:
  Series A 5.00%, 1/1/2033 (a)..........    1,000,000      1,012,470
  Series B 5.25%, 1/1/2023 (a)..........    1,970,000      2,125,729
                                                        ------------
                                                          10,557,419
                                                        ------------
OREGON -- 0.8%
Oregon, State Department of
  Transportation Revenue:
  Series C 5.00%, 11/15/2015............    1,500,000      1,732,305
  Series A 5.00%, 11/15/2033............    1,500,000      1,601,565
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/1/2015 (a)..........    1,730,000      1,987,805
Salem-Keizer, OR, School District No.
  24J, General Obligation
  Series B Zero Coupon, 6/15/2021.......    2,010,000      1,218,864
                                                        ------------
                                                           6,540,539
                                                        ------------
PENNSYLVANIA -- 3.6%
Central Bucks, PA, School District
  5.00%, 5/15/2023......................    2,500,000      2,794,575
Pennsylvania, Commonwealth Financing
  Authority Revenue
  Series A 5.00%, 6/1/2025 (a)..........    1,925,000      2,047,257
Pennsylvania, State General Obligation:
  Series A 4.50%, 11/1/2021.............    1,390,000      1,500,102
  Series A 5.00%, 11/1/2013.............    1,000,000      1,137,410
  5.00%, 3/15/2015......................    4,750,000      5,474,565
  5.00%, 5/15/2015......................    1,000,000      1,152,790
  5.00%, 7/1/2015.......................    5,000,000      5,758,850
  5.38%, 7/1/2016 (a)...................    3,000,000      3,521,310
  5.00%, 4/15/2021......................    5,000,000      5,687,000
                                                        ------------
                                                          29,073,859
                                                        ------------
RHODE ISLAND -- 0.5%
Rhode Island, State & Providence
  Plantations, Consolidated Capital
  Development:
  Series E 4.70%, 11/1/2025.............    3,000,000      3,131,670
  Series C 5.00%, 11/15/2025 (a)........    1,000,000      1,081,210
                                                        ------------
                                                           4,212,880
                                                        ------------
SOUTH CAROLINA -- 0.5%
Charleston County, SC, Sales Tax Revenue
  5.00%, 11/1/2018......................    2,000,000      2,291,880
South Carolina, State Public Service
  Authority
  Series C 5.00%, 1/1/2016 (a)..........    1,275,000      1,445,123
                                                        ------------
                                                           3,737,003
                                                        ------------
TENNESSEE -- 1.3%
Chattanooga, TN, Electric Revenue
  Series A 5.00%, 9/1/2027..............    5,950,000      6,424,631
Nashville & Davidson County, TN, Health
  & Educational Facilities Board
  Revenue:
  Series A 5.00%, 10/1/2013.............    2,000,000      2,272,900
  Series B 5.00%, 10/1/2039.............    1,000,000      1,051,890
Shelby County, TN, General Obligation
  5.00%, 4/1/2019.......................    1,080,000      1,238,987
                                                        ------------
                                                          10,988,408
                                                        ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
TEXAS -- 12.7%
Austin, TX, Electrical Utilities System
  Revenue
  5.00%, 11/15/2035 (a).................  $ 5,100,000   $  5,203,479
Cypress-Fairbanks, TX, Independent
  School District
  5.00%, 2/15/2023 (a)..................    5,000,000      5,449,250
Dallas, TX, Area Rapid Transit, Sales
  Tax Revenue:
  4.50%, 12/1/2027 (a)..................    6,500,000      6,607,770
  Series A 5.00%, 12/1/2015.............    6,785,000      7,790,605
Dallas, TX, General Obligation:
  4.75%, 2/15/2026......................    1,500,000      1,550,760
  5.00%, 2/15/2024......................    2,055,000      2,162,929
  5.00%, 2/15/2027......................    1,750,000      1,880,130
Denton, TX, Independent School District,
  General Obligation
  5.00%, 8/15/2028 (a)..................    1,000,000      1,073,820
Harris County, TX, General Obligation
  Series A 5.25%, 10/1/2017.............    2,350,000      2,736,175
Harris County, TX, Road Revenue
  Series B 5.25%, 8/15/2047.............    3,000,000      3,111,270
Houston, TX, Airport System Revenue,
  Senior Lien
  Series A 5.50%, 7/1/2034..............    1,850,000      1,945,959
Houston, TX, Public Improvement:
  Series D 5.00%, 3/1/2017 (a)..........    5,000,000      5,569,700
  Series B 5.00%, 3/1/2023 (a)..........    4,000,000      4,252,120
Houston, TX, Utility System Revenue:
  Series A 5.25%, 11/15/2017 (a)........      900,000      1,013,274
  Series A 5.25%, 11/15/2031 (a)........    4,600,000      4,864,454
La Joya, TX, Independent School District
  5.00%, 2/15/2034 (a)..................    3,300,000      3,461,205
Prosper, TX, Independent School District
  5.00%, 2/15/2038 (a)..................    1,000,000      1,035,000
Texas, State General Obligation:
  Series B 4.25%, 8/1/2026..............    5,000,000      5,111,700
  4.75%, 4/1/2036.......................    1,000,000        999,930
  Series A 5.00%, 10/1/2014.............    3,795,000      4,360,607
  5.00%, 4/1/2029.......................    3,000,000      3,204,210
Texas, State Transportation Commission:
  Series A 4.50%, 4/1/2030 (a)..........    3,000,000      3,014,550
  5.00%, 4/1/2019.......................    5,000,000      5,563,350
  Series A 5.00%, 4/1/2020..............    1,000,000      1,093,880
  5.00%, 4/1/2024.......................    4,125,000      4,481,565
  5.00%, 4/1/2026.......................    2,555,000      2,726,594
Texas, State Water Development Board,
  Revenue, Sub Lien, A-1
  5.00%, 7/15/2015......................    5,620,000      6,481,827
University of Texas:
  Series F 4.75%, 8/15/2026.............    1,890,000      2,003,268
  Series D 5.00%, 8/15/2018.............    1,675,000      1,884,542
Williamson County, TX, General
  Obligation
  5.25%, 2/15/2018 (a)..................    2,000,000      2,281,960
                                                        ------------
                                                         102,915,883
                                                        ------------
UTAH -- 0.8%
Utah, State General Obligation,
  Series A 5.00%, 7/1/2015
  (Pre-refunded)........................    2,000,000      2,268,980
Utah, Transport Authority Sales Tax
  Revenue
  Series A 5.00%, 6/15/2036 (a).........    3,850,000      4,022,365
                                                        ------------
                                                           6,291,345
                                                        ------------
VIRGINIA -- 2.5%
Fairfax County, VA, General Obligation:
  Series A 4.00%, 4/1/2011..............    1,675,000      1,749,906
  Series A 4.00%, 4/1/2020..............    1,000,000      1,035,840
Virginia, State Public Building
  Authority, Public Facilities Revenue:
  Series B 5.00%, 8/1/2017..............    3,000,000      3,447,330
  Series B 5.25%, 8/1/2027..............    2,000,000      2,225,820
Virginia, State Public School Authority
  Revenue
  Series B 5.25%, 8/1/2014..............    4,300,000      4,980,647
Virginia, State Resources Authority
  Revenue
  Series B 5.00%, 11/1/2028.............    3,540,000      3,850,104
Virginia, Upper Occoquan Sewage
  Authority, Regional Sewage Revenue
  5.00%, 7/1/2022 (a)...................    2,500,000      2,718,200
                                                        ------------
                                                          20,007,847
                                                        ------------
WASHINGTON -- 4.2%
Central Puget Sound, WA, Regional
  Transit Authority, Sales & Use Tax
  Revenue:
  Series A 5.00%, 11/1/2032 (a).........    3,000,000      3,127,890
  Series A 5.00%, 11/1/2036.............    2,000,000      2,070,520
Energy Northwest Washington Electric
  Revenue:
  Series A 5.00%, 7/1/2014..............    1,000,000      1,143,820
  Series A 5.50%, 7/1/2012 (a)..........    1,200,000      1,332,576
King County, WA, School District,
  General Obligation
  Series A 4.00%, 6/1/2011..............    1,250,000      1,308,912
Pierce County, WA, School District
  No. 3
  5.00%, 12/1/2017 (a)..................      800,000        891,896
Seattle, WA, Municipal Light & Power
  Revenue
  5.50%, 4/1/2022.......................    1,435,000      1,642,688
Snohomish County, WA, School District
  No. 201
  5.25%, 12/1/2024......................    3,225,000      3,616,708
Washington, State General Obligation:
  Series C 4.25%, 1/1/2013..............    1,000,000      1,091,050
  Series C 5.00%, 1/1/2021 (a)..........    2,100,000      2,305,989
  Series A 5.00%, 7/1/2023..............      900,000        983,268
  Series D 5.00%, 1/1/2027..............    8,945,000      9,633,676
  Series A 5.00%, 7/1/2027 (a)..........    1,000,000      1,069,590
  Series A 5.00%, 7/1/2032..............    2,000,000      2,096,620


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Washington, State Variable Purposes
  Series C 5.00%, 2/1/2016..............  $ 1,215,000   $  1,390,203
                                                        ------------
                                                          33,705,406
                                                        ------------
WISCONSIN -- 0.3%
Wisconsin, State General Obligation
  Series C 5.00%, 5/1/2014..............    2,000,000      2,278,180
                                                        ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $774,279,071)...................                 800,308,654
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $2,662,520).....................    2,662,520      2,662,520
                                                        ------------
TOTAL INVESTMENTS -- 99.1% (D)
  (Cost $776,941,591)...................                 802,971,174
OTHER ASSETS AND LIABILITIES -- 0.9%....                   6,961,335
                                                        ------------
NET ASSETS -- 100.0%....................                $809,932,509
                                                        ============





(a)  Bond is insured by one of these companies:




                                                            AS A % OF
     INSURANCE COVERAGE                                    NET ASSETS
     ------------------                                    ----------
     Assured Guaranty Municipal Corp....................      19.15%
     National Public Finance Guarantee Corp.............       7.64%
     Ambac Financial Group..............................       4.52%
     Public School Fund Guaranteed......................       1.36%
     Assured Guaranty Corp..............................       0.86%
     XL Capital Assurance, Inc..........................       0.62%
     Financial Guaranty Insurance Co....................       0.32%

(b)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)  Value is determined based on Level 1 inputs. (Note 2)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)


Escrow to Maturity = Bonds bearing this description are collateralized usually by the U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 98.9%
CALIFORNIA -- 98.9%
Alameda County, CA, Joint Powers
  Authority, Lease Revenue
  5.00%, 12/1/2034 (a)..................  $1,000,000   $ 1,012,980
Anaheim, CA, Public Financing Authority,
  Revenue
  4.50%, 10/1/2037 (a)..................   1,000,000       884,250
Azusa, CA, Public Financing Authority,
  Revenue
  5.00%, 7/1/2039 (a)...................     800,000       807,032
Bakersfield, CA, Certificates of
  Participation
  Zero Coupon, 4/15/2021................   1,000,000       632,800
Bakersfield, CA, Wastewater Revenue
  Series A 5.00%, 9/15/2032 (a).........     300,000       304,572
California, Educational Facilities
  Authority Revenue, Stanford University
  Series T-4 5.00%, 3/15/2014...........     450,000       518,297
California, Infrastructure & Economic
  Development Bank Revenue, Lien A
  5.00%, 7/1/2036 (a)
  (Pre-refunded)........................     175,000       204,720
California, Pollution Control Financing
  Authority, Environmental Improvement
  Revenue
  2.60%, 9/2/2014.......................     200,000       202,898
California, State Department of Water
  Resources:
  Series AE 5.00%, 12/1/2022............   1,000,000     1,100,700
  5.00%, 12/1/2026......................     760,000       817,129
California, State Public Works Board,
  Lease Revenue:
  Series D 5.00%, 5/1/2025..............     500,000       514,300
  Series C 5.00%, 4/1/2030..............     850,000       854,598
  Series L 5.25%, 11/1/2028 (a).........     500,000       512,800
Chabot-Las Positas Community College
  District, CA
  Series B Zero Coupon, 8/1/2024 (a)....   1,400,000       579,586
Chaffey Community College District, CA,
  Election of 2002
  Series C 5.00%, 6/1/2032 (a)..........   1,000,000     1,014,780
Coast Community College District, CA
  Series B 5.00%, 8/1/2023 (a)..........     800,000       849,592
Desert Community College District, CA
  Series C 5.00%, 8/1/2037 (a)..........     300,000       303,192
Eastern Municipal Water District, CA,
  Water & Sewer Revenue
  Series H 5.00%, 7/1/2035..............   1,000,000     1,020,790
El Dorado, CA, Irrigation District,
  Certificates of Participation
  Series A 6.25%, 8/1/2029 (a)..........   1,200,000     1,298,676
Foothill-De Anza, CA, Community College
  District, General Obligation
  Series B 5.00%, 8/1/2027 (a)..........   1,000,000     1,034,340
Grossmont, CA, Union High School
  District Election of 2004
  5.00%, 8/1/2033.......................   1,780,000     1,800,968
Los Altos, CA, School District
  5.00%, 8/1/2018 (a)...................     780,000       855,793
Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax
  Revenue
  5.00%, 7/1/2026.......................   2,500,000     2,697,775
Los Angeles County, CA, Public Works
  Financing Authority Revenue
  5.00%, 10/1/2015 (a)..................   1,000,000     1,142,550
Los Angeles, CA, Community College
  District:
  5.00%, 8/1/2026.......................     100,000       105,043
  Series A 5.00%, 8/1/2032 (a)..........   1,000,000     1,015,070
Los Angeles, CA, Department of Airports,
  Revenue
  Series A 5.00%, 5/15/2021.............   1,000,000     1,074,140
Los Angeles, CA, Harbor Department
  Revenue:
  Series A 5.00%, 8/1/2029..............   1,515,000     1,573,327
  Series C 5.25%, 8/1/2023..............     700,000       764,911
Los Angeles, CA, Municipal Improvement
  Corp., Lease Revenue
  Series A 4.50%, 1/1/2037 (a)..........     205,000       170,355
Los Angeles, CA, Public Works Financing
  Authority Revenue
  5.00%, 10/1/2012 (a)..................     290,000       320,479
Los Angeles, CA, Unified School
  District:
  Series A-1 4.50%, 1/1/2028 (a)........   1,000,000       940,590
  Series F 5.00%, 1/1/2034..............   1,000,000     1,003,740
Los Angeles, CA, Wastewater System
  Revenue
  Series A 5.00%, 6/1/2029..............     485,000       520,715
Los Angeles, CA, Water & Power Revenue
  Series A-1 5.00%, 7/1/2023 (a)........     400,000       429,132
Los Angeles, CA, Water Utility, General
  Obligation
  Series A 4.00%, 9/1/2018..............   1,000,000     1,041,570
Marin, CA, Community College District
  Election of 2004
  Series B 4.75%, 8/1/2034..............   1,000,000       951,250
Metropolitan Water District of Southern
  California:
  Series C 5.00%, 7/1/2029..............     370,000       388,796
  Series A 5.00%, 1/1/2031..............   1,000,000     1,056,290
North Orange County, CA, Community
  College District
  5.00%, 8/1/2015 (a)...................   1,000,000     1,147,690
Pasadena, CA, Unified School District
  5.00%, 11/1/2019 (a)..................     235,000       255,941
Redding, CA, Electric System Revenue,
  Certificates of Participation
  Series A 5.00%, 6/1/2030 (a)..........     555,000       557,997
Riverside, CA, Electric Revenue
  Series D 5.00%, 10/1/2027 (a).........     835,000       873,427
Sacramento County, CA, Sanitation
  District Financing Authority Revenue
  Series A 5.25%, 12/1/2022 (a).........     535,000       600,725


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
Sacramento, CA, Educational Facilities
  Authority Revenue:
  Series A 4.50%, 10/1/2033.............  $  500,000   $   487,150
  Series A 4.75%, 10/1/2037.............   1,740,000     1,731,909
Sacramento, CA, Municipal Utility
  District, Electric Revenue:
  5.00%, 8/15/2022 (a)..................     550,000       598,053
  Series U 5.00%, 8/15/2023 (a).........   1,000,000     1,082,020
San Bernardino, CA, Community College
  District:
  Series B Zero Coupon, 8/1/2028........   1,050,000       338,499
  Series D Zero Coupon, 8/1/2032........   2,290,000       544,127
  Series C 5.00%, 8/1/2031 (a)..........     900,000       925,839
San Diego County, CA, Water Authority
  Revenue
  Series 2008-A 5.00%, 5/1/2015 (a).....     200,000       228,068
San Diego, CA, Community College
  District
  5.00%, 8/1/2032 (a)...................   1,000,000     1,034,340
San Diego, CA, Unified School District
  Election of 1998:
  Series F-1 4.50%, 7/1/2029 (a)........     700,000       691,054
  Series D-2 4.75%, 7/1/2026 (a)........     710,000       726,152
San Diego, CA, Unified School District
  Series G-1 4.50%, 7/1/2029 (a)........   1,000,000       987,220
San Francisco, CA, Bay Area Rapid
  Transit District
  Series B 5.00%, 8/1/2022..............     500,000       549,485
San Francisco, CA, Bay Area Toll
  Authority, Toll Bridge Revenue:
  Series F 5.00%, 4/1/2025..............     800,000       841,016
  Series F 5.00%, 4/1/2031..............     500,000       509,615
San Francisco, CA, City & County Public
  Utilities Commission, Water Revenue:
  Series A 4.50%, 11/1/2031 (a).........     500,000       483,760
  Series A 4.75%, 11/1/2036 (a).........     500,000       487,380
San Francisco, CA, City & County Unified
  School District Election of 2006
  Series B 5.25%, 6/15/2022.............     800,000       884,600
San Jose, CA, Unified School District
  Santa Clara County Election of 2002:
  Series C 5.00%, 8/1/2024 (a)..........     300,000       315,579
  Series C 5.25%, 8/1/2019 (a)..........   1,000,000     1,089,640
San Juan, CA, Public Power Agency
  Project Revenue
  Series L 5.00%, 7/1/2022 (a)..........     100,000       104,210
San Mateo County, CA, Community College
  District
  Series B 5.00%, 9/1/2031..............     315,000       326,885
San Mateo, CA, Union High School
  District
  Series C Zero Coupon, 9/1/2027 (a)....   2,535,000       969,435
San Ramon Valley, CA, Unified School
  District Election of 2002
  5.00%, 8/1/2025 (a)...................     750,000       788,070
Santa Clara County, CA, Financing
  Authority, Lease Revenue:
  Series L 5.00%, 5/15/2028.............     500,000       525,045
  Series L 5.25%, 5/15/2036.............   1,000,000     1,046,740
Santa Clara Valley Transportation
  Authority, CA, Sales Tax Revenue
  Series A 5.00%, 4/1/2036 (a)..........     500,000       506,930
Santa Clara Valley, CA, Water District,
  Certificates of Participation
  Series A 5.00%, 6/1/2037 (a)..........     500,000       513,035
Santa Clarita, CA, Union High School
  District, General Obligation, Election
  of 2001
  Series B Zero Coupon, 9/1/2028 (a)....   1,500,000       441,615
Sequoia, CA, Union High School District
  Election of 2008
  Series A 5.00%, 7/1/2032..............   1,000,000     1,020,090
State of California
  5.00%, 8/1/2023 (a)...................     325,000       330,038
University of California, Revenue:
  Series J 4.50%, 5/15/2035 (a).........   1,000,000       963,320
  Series K 5.00%, 5/15/2020 (a).........     250,000       270,498
  Series Q 5.25%, 5/15/2023.............   1,000,000     1,112,100
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $58,017,938)....................                59,209,823
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $69,261)........................      69,261        69,261
                                                       -----------
TOTAL INVESTMENTS -- 99.0% (D)
  (Cost $58,087,199)....................                59,279,084
OTHER ASSETS AND
  LIABILITIES -- 1.0%...................                   621,846
                                                       -----------
NET ASSETS -- 100.0%....................               $59,900,930
                                                       ===========





(a)  Bond is insured by one of these companies:




                                                            AS A % OF
     INSURANCE COVERAGE                                    NET ASSETS
     ------------------                                    ----------
     Assured Guaranty Municipal Corp....................      25.89%
     National Public Finance Guarantee Corp.............      17.08%
     Ambac Financial Group..............................       6.03%
     Assured Guaranty Corp..............................       2.17%

(b)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)  Value is determined based on Level 1 inputs. (Note 2)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)


Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 99.0%
NEW YORK -- 96.3%
Battery Park City Authority, NY, Revenue
  Series A 5.25%, 11/1/2021.............  $  100,000   $   110,918
Erie County, NY, Industrial Development
  Agency
  Series A 5.75%, 5/1/2024 (a)..........     500,000       553,345
Haverstraw-Stony Point Central, NY,
  School District, General Obligation
  3.00%, 10/15/2026 (a).................     810,000       659,607
Nassau County, NY, General Obligation:
  Series C 5.00%, 7/1/2015 (a)..........     500,000       567,825
  Series C 5.13%, 10/1/2035 (a).........     100,000       104,796
Nassau County, NY, Sewer & Storm Water
  Finance Authority, System Revenue
  Series A 5.38%, 11/1/2028.............     400,000       443,648
New York & New Jersey, Port Authority
  Revenue:
  4.50%, 9/15/2039......................     350,000       338,289
  5.00%, 7/15/2022......................     100,000       110,895
  144th Series 5.00%, 12/1/2029.........     500,000       529,095
New York City, NY, Cultural Resource
  Revenue, Museum of Modern Art
  Series A-1 5.00%, 4/1/2031............     300,000       315,141
New York, NY, City Transitional Finance
  Authority:
  Series B 5.00%, 11/1/2015.............     200,000       229,014
  Series A-1 5.00%, 11/1/2024...........     600,000       641,508
New York, NY, General Obligation:
  Series G 5.00%, 8/1/2025..............     385,000       401,132
  Series J-1 5.00%, 5/15/2036...........     425,000       436,811
New York, NY, Municipal Water Finance
  Authority:
  Series GG-2 5.00%, 6/15/2035..........     100,000       102,955
  Series DD 5.25%, 6/15/2024............     200,000       221,532
  Series A 5.63%, 6/15/2024.............     130,000       150,552
New York, Sales Tax Asset Receivables
  Corp.
  Series A 5.00%, 10/15/2020 (a)........     600,000       660,282
New York, State Dormitory Authority
  Revenue, Columbia University
  5.00%, 7/1/2038.......................     250,000       265,068
New York, State Dormitory Authority
  Revenue, Cornell University:
  Series A 5.00%, 7/1/2034..............     125,000       133,059
  Series A 5.00%, 7/1/2039..............     300,000       314,784
New York, State Dormitory Authority
  Revenue, Fordham University
  Series B 5.00%, 7/1/2033 (a)..........     500,000       516,045
New York, State Dormitory Authority
  Revenue, New York University
  Series A 5.00%, 7/1/2029..............     240,000       253,411
New York, State Dormitory Authority
  Revenue, Non State Supported Debt
  Series A 5.00%, 8/1/2014..............     210,000       237,672
New York, State Dormitory Authority
  Revenue, School Districts
  Series C 5.00%, 10/1/2031 (a).........     600,000       638,490
New York, State Dormitory Authority
  Revenue, State Supported Debt
  Series A 5.00%, 7/1/2038..............     650,000       672,711
New York, State Dormitory Authority,
  State Income Tax Revenue
  Series B 5.00%, 3/15/2028.............     260,000       278,990
New York, State Dormitory Authority,
  State Personal Income Tax Revenue:
  Series B 5.00%, 2/15/2018.............     125,000       141,909
  Series C 5.00%, 12/15/2020............     500,000       546,180
New York, State Environmental Facscorp:
  Series A 4.50%, 6/15/2036.............     635,000       636,181
  Series A 5.25%, 12/15/2026............     200,000       220,212
New York, State General Obligation
  5.00%, 4/15/2015......................   1,000,000     1,142,990
New York, State Housing Finance Agency,
  Personal Income Tax Revenue
  Series A 5.00%, 3/15/2039.............     800,000       826,136
New York, State Local Government
  Assistance Corp.:
  Series C 5.00%, 4/1/2018..............     500,000       570,515
  Series A 5.00%, 4/1/2020..............     435,000       484,942
New York, State Municipal Bond Bank
  Agency
  Series C-1 5.00%, 2/15/2016 (a).......     200,000       221,814
New York, State Power Authority:
  Series A 4.50%, 11/15/2047 (a)........     700,000       686,238
  Series C 5.00%, 11/15/2020 (a)........     250,000       278,465
New York, State Thruway Authority Second
  General Highway & Bridge Trust:
  Series B 5.00%, 4/1/2028..............     250,000       265,610
  Series B 5.00%, 4/1/2029..............     300,000       317,961
New York, State Thruway Authority,
  General Revenue
  Series B 5.00%, 4/1/2027..............     300,000       318,339
New York, State Urban Development Corp.
  Revenue
  Series A-1 5.00%, 12/15/2022 (a)......     520,000       561,215
New York, State Urban Development Corp.,
  Revenue
  Series A-1 5.00%, 12/15/2027..........     250,000       267,388
New York, Triborough Bridge & Tunnel
  Authority, Revenue:
  5.00%, 11/15/2027.....................     145,000       153,984
  5.00%, 11/15/2037.....................     750,000       768,487
Suffolk County, NY, General Obligation
  Series C 4.00%, 10/15/2028............     500,000       497,360
Westchester County, NY, General
  Obligation
  Series A 3.75%, 11/15/2012............     500,000       542,190
                                                       -----------
                                                        19,335,691
                                                       -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
PUERTO RICO -- 2.7%
Puerto Rico Electric Power Authority
  Revenue
  Series UU 5.00%, 7/1/2016 (a).........  $  500,000   $   549,879
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $19,347,734)....................                19,885,570
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $33,808)........................      33,808        33,808
                                                       -----------
TOTAL INVESTMENTS -- 99.2% (D)
  (Cost $19,381,542)....................                19,919,378
OTHER ASSETS AND
  LIABILITIES -- 0.8%...................                   153,730
                                                       -----------
NET ASSETS -- 100.0%....................               $20,073,108
                                                       ===========





(a)  Bond is insured by one of these companies:




                                                            AS A % OF
     INSURANCE COVERAGE                                    NET ASSETS
     ------------------                                    ----------
     Assured Guaranty Municipal Corp....................      11.61%
     National Public Finance Guarantee Corp.............       8.10%
     Assured Guaranty Corp..............................       7.38%
     Ambac Financial Group..............................       2.80%

(b)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)  Value determined based on Level 1 inputs. (Note 2)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MUNICIPAL BONDS AND NOTES -- 98.4%
ALABAMA -- 0.2%
Alabama, Public School & College
  Authority Revenue
  Series A 5.00%, 5/1/2014..............  $ 1,500,000   $  1,676,055
                                                        ------------
ALASKA -- 0.1%
Alaska, State General Obligation
  Series A 5.25%, 8/1/2010 (a)..........    1,000,000      1,028,720
                                                        ------------
ARIZONA -- 3.7%
Arizona, Salt River Project, Electrical
  Systems Revenue:
  Series A 3.00%, 1/1/2014..............    1,070,000      1,130,177
  Series B 3.00%, 1/1/2014..............    5,000,000      5,281,200
Arizona, State Transportation Board,
  Excise Tax Revenue
  5.00%, 7/1/2013.......................    2,750,000      3,091,687
Gilbert, AZ, General Obligation
  5.00%, 7/1/2013.......................    8,740,000      9,841,852
Maricopa County, AZ, Community College
  District
  Series B 4.00%, 7/1/2010..............    3,025,000      3,079,783
Phoenix, AZ, Civic Improvement Corp.,
  Transit Excise Tax Revenue
  5.00%, 7/1/2013 (a)...................    4,000,000      4,436,360
Phoenix, AZ, Civic Improvement Corp.,
  Wastewater System Revenue
  Series B 5.00%, 7/1/2012 (a)..........    1,000,000      1,086,380
Pima County, AZ, General Obligation
  Series A 3.00%, 7/1/2012..............    5,000,000      5,222,300
                                                        ------------
                                                          33,169,739
                                                        ------------
CALIFORNIA -- 5.9%
California, State Department of Water
  Resources Revenue
  Series AF 5.00%, 12/1/2012............    5,000,000      5,593,650
Irvine, CA, Unified School District
  Special Tax
  5.00%, 9/1/2012 (a)...................    3,000,000      3,235,350
Long Beach, CA, Unified School District
  General Obligation:
  Series A 4.00%, 8/1/2011..............    2,200,000      2,313,828
  Series A 4.00%, 8/1/2012..............    7,950,000      8,574,552
Los Angeles County, CA, Metropolitan
  Transportation Authority Sales Tax
  Revenue
  3.00%, 7/1/2013.......................    3,000,000      3,168,000
Los Angeles, CA General Obligation
  Series A 2.50%, 9/1/2014..............    8,825,000      9,031,858
Los Angeles, CA, Public Works Financing
  Authority Revenue:
  5.00%, 10/1/2011 (a)..................      770,000        825,779
  5.00%, 10/1/2012 (a)..................    1,000,000      1,105,100
Los Angeles, CA, Unified School
  District, General Obligation
  Series KRY 3.00%, 7/1/2011............    5,000,000      5,153,900
Northern California Power Agency
  Revenue, Hydroelectric No-1
  Series C 5.00%, 7/1/2014 (a)..........    1,500,000      1,680,525
San Bernardino County, CA,
  Transportation Authority, Sales Tax
  Revenue
  Series A 4.00%, 5/1/2012..............    4,000,000      4,194,280
San Francisco, CA, City & County
  Series 2008-R1 5.00%, 6/15/2013.......    3,000,000      3,356,250
University of California, Revenue:
  Series J 5.00%, 5/15/2013 (a).........    1,000,000      1,121,530
  Series O 5.00%, 5/15/2013.............    3,000,000      3,368,820
                                                        ------------
                                                          52,723,422
                                                        ------------
COLORADO -- 0.9%
Cherry Creek, CO, Arapahoe County School
  District, General Obligation
  Series B 6.00%, 12/15/2012............    1,000,000      1,140,820
Denver, CO, City & County Excise Tax
  Revenue
  Series A 5.00%, 9/1/2013 (a)..........    2,850,000      3,148,594
University of Colorado Enterprise System
  Revenue
  5.00%, 6/1/2012 (a)...................    3,700,000      4,044,914
                                                        ------------
                                                           8,334,328
                                                        ------------
CONNECTICUT -- 4.2%
Connecticut, State General Obligation:
  Series B 4.00%, 6/1/2011..............    2,000,000      2,094,260
  Series C 5.00%, 4/1/2011 (a)..........    1,000,000      1,055,890
  Series F 5.00%, 12/1/2011.............    1,500,000      1,623,480
  Series A 5.00%, 1/1/2012..............    5,000,000      5,406,750
  5.00%, 3/15/2013......................    4,670,000      5,216,203
  Series D 5.00%, 11/15/2013 (a)........    5,000,000      5,683,800
  5.00%, 3/15/2015......................    5,000,000      5,725,450
Connecticut, State Special Obligation
  Rate Reduction
  Series A 5.00%, 6/30/2010
  (Escrow to Maturity)..................    1,200,000      1,227,756
Connecticut, State Special Tax
  Obligation Revenue:
  Series A 5.00%, 7/1/2012 (a)..........    1,700,000      1,859,953
  Series 1 5.00%, 2/1/2013..............    2,000,000      2,213,020
  Series A 5.00%, 12/1/2014.............    5,000,000      5,727,300
                                                        ------------
                                                          37,833,862
                                                        ------------
DELAWARE -- 0.2%
Delaware, State General Obligation:
  4.00%, 8/1/2011.......................      750,000        791,228
  Series 2009A 5.00%, 1/1/2014..........    1,200,000      1,377,972
                                                        ------------
                                                           2,169,200
                                                        ------------
DISTRICT OF COLUMBIA -- 0.2%
District of Columbia, Income Tax Revenue
  Series B 4.00%, 12/1/2013.............    2,000,000      2,192,020
                                                        ------------
FLORIDA -- 3.5%
Florida, State Board of Education,
  General Obligation:
  5.00%, 6/1/2013.......................    1,000,000      1,119,560
  Series C 5.00%, 6/1/2014..............    9,585,000     10,851,466
Florida, State General Obligation
  Series B 5.00%, 7/1/2014..............    8,070,000      9,144,601


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Florida, State Turnpike Authority,
  Turnpike Revenue
  Series A 5.00%, 7/1/2012 (a)..........  $ 1,115,000   $  1,214,737
Florida, Water Pollution Control
  Revenue:
  Series A 3.00%, 1/15/2012.............    2,000,000      2,073,840
  Series A 3.00%, 1/15/2013.............    3,535,000      3,662,507
Jacksonville, FL, Electric Authority,
  Park System Revenue
  Series 21 5.00%, 10/1/2011 (a)........    1,000,000      1,069,020
Orlando, FL, Utilities Commission System
  Revenue
  5.00%, 10/1/2013......................    1,975,000      2,217,530
Pasco County, FL, School District Sales
  Tax Revenue
  5.00%, 10/1/2011 (a)..................      300,000        315,957
                                                        ------------
                                                          31,669,218
                                                        ------------
GEORGIA -- 5.1%
De Kalb County, GA, School District,
  General Obligation
  5.00%, 2/1/2011.......................    3,000,000      3,147,120
Georgia, Emory University, Authority
  Revenue
  Series B 5.00%, 9/1/2011..............    3,925,000      4,206,540
Georgia, Metropolitan Atlanta Rapid
  Transit Authority, Sales Tax Revenue
  Series A 5.00%, 7/1/2013 (a)..........    2,500,000      2,799,725
Georgia, State General Obligation:
  Series B 5.00%, 7/1/2010..............    1,000,000      1,023,210
  Series G 5.00%, 10/1/2010.............    1,000,000      1,034,910
  Series A 5.00%, 9/1/2011..............    1,000,000      1,073,970
  Series A 5.00%, 9/1/2013..............    2,050,000      2,333,863
  Series G 5.00%, 11/1/2014.............    3,410,000      3,952,497
  Series C 5.50%, 7/1/2010..............    2,590,000      2,656,408
  Series C 5.50%, 7/1/2012..............    1,100,000      1,228,161
Georgia, State Road & Tollway Authority
  Revenue
  Series A 5.00%, 6/1/2012..............    3,000,000      3,275,160
Gwinnett County, GA, School District,
  General Obligation:
  5.00%, 2/1/2011.......................    1,000,000      1,050,590
  5.00%, 2/1/2012.......................    1,500,000      1,634,235
  5.00%, 2/1/2013.......................    5,135,000      5,762,600
Gwinnett County, GA, Water & Sewer
  Authority Revenue
  4.00%, 8/1/2014.......................    2,500,000      2,744,800
Richmond County, GA, Board of Education,
  General Obligation
  5.00%, 10/1/2012......................    7,000,000      7,769,860
                                                        ------------
                                                          45,693,649
                                                        ------------
HAWAII -- 2.2%
Hawaii, State General Obligation:
  Series DT 4.00%, 11/1/2014............    2,000,000      2,203,180
  Series DG 5.00%, 7/1/2012 (a).........    2,500,000      2,746,225
  Series DG 5.00%, 7/1/2013 (a).........    4,000,000      4,498,440
  Series DG 5.00%, 7/1/2014 (a).........    3,000,000      3,431,460
Honolulu, HI, City & County, General
  Obligation:
  Series A 2.75%, 4/1/2014..............    1,750,000      1,837,955
  4.00%, 4/1/2013.......................    2,035,000      2,214,630
  Series B 5.25%, 7/1/2014 (a)..........    2,125,000      2,458,476
                                                        ------------
                                                          19,390,366
                                                        ------------
ILLINOIS -- 2.2%
Chicago, IL, Board of Education, General
  Obligation
  Series D 4.00%, 12/1/2012 (a).........    1,610,000      1,713,958
Chicago, IL, General Obligation:
  Series C 5.00%, 1/1/2012 (a)..........      700,000        754,348
  Series A 5.00%, 1/1/2013 (a)..........    4,700,000      5,196,038
Chicago, IL, Water Revenue
  5.00%, 11/1/2011 (a)..................    2,000,000      2,143,100
Cook County, IL, General Obligation
  Series B 5.00%, 11/15/2014 (a)........    1,200,000      1,361,088
Illinois, State General Obligation:
  Series B 5.00%, 1/1/2011..............      950,000        988,247
  Series B 5.00%, 3/1/2013..............    1,000,000      1,096,980
Illinois, State Revenue
  Series B 3.00%, 6/15/2014.............    1,675,000      1,725,652
Illinois, State Toll Highway Authority
  Revenue
  Series A 5.00%, 1/1/2014 (a)..........    4,000,000      4,486,920
                                                        ------------
                                                          19,466,331
                                                        ------------
INDIANA -- 2.6%
Indiana, State Finance Authority
  Revenue:
  Series A 5.00%, 2/1/2011..............    5,000,000      5,251,250
  Series A 5.00%, 2/1/2013..............    2,715,000      3,027,578
Indiana, State Finance Authority, Lease
  Revenue
  Series A-1 5.00%, 11/1/2014...........    8,915,000      9,865,161
Whiting, IN, Environmental Facilities
  Revenue
  2.80%, 6/1/2044 (b)...................    5,000,000      5,112,550
                                                        ------------
                                                          23,256,539
                                                        ------------
KANSAS -- 0.2%
Kansas, State Department of
  Transportation, Highway Revenue
  Series A 5.00%, 9/1/2011..............    1,710,000      1,831,188
                                                        ------------
KENTUCKY -- 0.6%
Kentucky Asset/Liability Commission
  Agency Fund Revenue
  5.00%, 9/1/2012 (a)...................    4,000,000      4,365,960
Kentucky, State Turnpike Authority,
  Economic Development Road Revenue
  5.00%, 7/1/2011 (a)...................      750,000        796,905
                                                        ------------
                                                           5,162,865
                                                        ------------
LOUISIANA -- 0.6%
Louisiana, State General Obligation
  Series A 5.00%, 5/1/2014..............    5,000,000      5,684,250
                                                        ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MARYLAND -- 3.4%
Baltimore County, MD, General Obligation
  5.00%, 2/1/2012.......................  $ 1,000,000   $  1,087,750
Maryland, State Department of
  Transportation  Revenue
  4.00%, 2/15/2014......................    2,500,000      2,728,250
Maryland, State General Obligation:
  Series A 3.00%, 3/1/2014..............    2,725,000      2,911,662
  5.00%, 3/1/2011.......................    1,000,000      1,053,560
  5.00%, 8/1/2012.......................    1,750,000      1,936,550
  Series A 5.00%, 8/1/2012..............    1,575,000      1,742,895
  5.00%, 7/15/2013......................    1,000,000      1,135,220
  Series A 5.25%, 2/15/2013.............    6,210,000      7,023,883
Maryland, State Transportation
  Authority, Grant & Revenue
  Anticipation:
  5.00%, 3/1/2012.......................    1,000,000      1,089,450
  5.00%, 3/1/2013.......................    3,000,000      3,362,520
Montgomery County, MD, General
  Obligation:
  Series A 5.00%, 5/1/2011..............    1,000,000      1,059,780
  Series A 5.00%, 5/1/2012..............    1,450,000      1,592,129
  Series A 5.00%, 5/1/2013..............    1,500,000      1,693,815
University System of Maryland Auxiliary
  Facility & Tuition Revenue
  Series A 5.00%, 4/1/2014..............    1,400,000      1,595,412
                                                        ------------
                                                          30,012,876
                                                        ------------
MASSACHUSETTS -- 2.8%
Boston, MA, General Obligation
  Series A 5.00%, 1/1/2014..............    1,935,000      2,215,478
Boston, MA, Water & Sewer Commission,
  Water Revenue
  Series B 5.00%, 11/1/2014.............    4,545,000      5,206,616
Massachusetts Bay Transportation
  Authority, Sales Tax Revenue
  Series B 5.00%, 7/1/2013..............    1,000,000      1,124,980
Massachusetts, State General Obligation:
  Series C 5.00%, 9/1/2010..............    1,000,000      1,030,560
  Series C 5.00%, 9/1/2013..............    1,000,000      1,129,270
  Series A 5.00%, 9/1/2014..............    1,500,000      1,718,340
  Series A 5.25%, 1/1/2017..............    1,000,000      1,045,950
Massachusetts, State Port Authority
  Revenue
  Series C 5.00%, 7/1/2012 (a)..........    1,000,000      1,096,160
Massachusetts, State School Building
  Authority, Sales Tax Revenue:
  Series A 3.50%, 8/15/2012 (a).........      850,000        904,570
  Series A 4.00%, 5/15/2013.............    1,975,000      2,151,683
  Series A 5.00%, 8/15/2010.............    1,800,000      1,851,372
  Series A 5.00%, 8/15/2013 (a).........    3,220,000      3,642,239
  Series A 5.00%, 8/15/2014 (a).........    1,000,000      1,144,700
Springfield MA, General Obligation
  5.75%, 8/1/2014 (a)...................    1,025,000      1,177,059
                                                        ------------
                                                          25,438,977
                                                        ------------
MICHIGAN -- 0.7%
Harrison Township, MI, L'Anse Creuse
  Public Schools, General Obligation
  0.28%, 5/1/2035 (b)...................    1,300,000      1,300,000
Michigan, Municipal Bond Authority
  Revenue:
  5.00%, 10/1/2011......................    1,630,000      1,748,957
  5.00%, 10/1/2012......................      500,000        553,125
Michigan, State Building Authority
  Revenue
  Series I 5.00%, 10/15/2010 (a)........    2,155,000      2,222,193
                                                        ------------
                                                           5,824,275
                                                        ------------
MINNESOTA -- 2.4%
Minneapolis, MN, Special School District
  No 1, Certificates of Participation
  Series A 4.50%, 2/1/2014 (a)..........    5,700,000      6,372,543
Minnesota, Public Facilities Authority,
  Water Pollution Control Revenue
  Series D 5.00%, 3/1/2014..............    2,000,000      2,297,300
Minnesota, State General Obligation:
  5.00%, 8/1/2010.......................    1,000,000      1,027,070
  Series A 5.00%, 6/1/2011..............    4,825,000      5,132,352
  Series A 5.00%, 6/1/2012..............    4,000,000      4,403,040
  5.00%, 10/1/2012......................    1,045,000      1,162,333
Northern Municipal Power Agency,
  Electric System Revenue
  Series A 5.00%, 1/1/2014 (a)..........    1,000,000      1,106,300
                                                        ------------
                                                          21,500,938
                                                        ------------
MISSISSIPPI -- 0.8%
Mississippi, State General Obligation
  Series B 5.00%, 12/1/2014.............    6,000,000      6,887,940
                                                        ------------
MISSOURI -- 1.2%
Missouri, State Highways &
  Transportation Commission, State Road
  Revenue:
  Series A 5.00%, 5/1/2010..............      750,000        761,393
  Series A 5.00%, 5/1/2013..............    1,335,000      1,504,238
  Series A 5.00%, 5/1/2014..............    7,350,000      8,372,311
                                                        ------------
                                                          10,637,942
                                                        ------------
NEBRASKA -- 0.7%
Nebraska, Public Power District Revenue:
  Series B 5.00%, 1/1/2012 (a)..........    1,250,000      1,344,488
  Series B 5.00%, 6/1/2013 (a)..........    3,960,000      4,155,030
Omaha, NE, General Obligation
  3.75%, 6/1/2013.......................    1,000,000      1,084,070
                                                        ------------
                                                           6,583,588
                                                        ------------
NEVADA -- 1.5%
Clark County, NV, Highway Improvement
  Revenue
  5.00%, 7/1/2012 (a)...................    4,300,000      4,675,820
Clark County, NV, School District
  General Obligation
  Series B 4.00%, 6/15/2011.............    5,000,000      5,213,400


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Las Vegas Valley, NV, Water District
  Series B 5.00%, 6/1/2011..............  $ 1,500,000   $  1,581,195
Nevada, State General Obligation
  Series A 5.00%, 2/1/2012..............    1,460,000      1,573,048
                                                        ------------
                                                          13,043,463
                                                        ------------
NEW JERSEY -- 1.9%
Essex County, NJ
  Series A 5.00%, 6/1/2010 (a)..........    2,225,000      2,267,342
New Jersey, Economic Development
  Authority Revenue
  5.00%, 9/1/2011 (a)...................    3,000,000      3,185,970
New Jersey, State Office of Public
  Finance
  5.00%, 8/1/2014.......................    8,000,000      9,159,680
Union County, NJ, General Obligation
  4.00%, 3/1/2013.......................    2,000,000      2,178,560
                                                        ------------
                                                          16,791,552
                                                        ------------
NEW MEXICO -- 1.0%
Albuquerque Bernalillo County, NM, Water
  Utility Authority,  Water & Sewer
  System Revenue
  5.00%, 7/1/2014 (a)...................    3,250,000      3,724,987
Albuquerque County, NM, Municipal School
  District, General Obligation
  Series A 4.00%, 8/1/2011..............      925,000        974,950
New Mexico, State General Obligation:
  5.00%, 3/1/2012.......................    3,000,000      3,268,350
  5.00%, 3/1/2012.......................      500,000        544,725
                                                        ------------
                                                           8,513,012
                                                        ------------
NEW YORK -- 16.8%
New York, NY, City Cultural Resource
  Revenue, Juilliard
  Series B 2.75%, 1/1/2036 (b)..........    1,080,000      1,116,569
New York, NY, City Cultural Resource
  Revenue, Museum of Modern Art
  Series 1A 5.00%, 10/1/2010............    1,000,000      1,032,860
New York, NY, City Municipal Water
  Finance Authority, Water & Sewer
  System Revenue:
  Series BB 5.00%, 6/15/2013............    5,375,000      6,001,779
  Series BB 5.00%, 6/15/2013............    1,040,000      1,161,274
New York, NY, City Transitional Finance
  Authority Revenue:
  Series A-1 5.00%, 8/1/2012............    6,000,000      6,613,740
  Series A-1 5.00%, 11/1/2013...........    5,525,000      6,304,191
  Series B 5.00%, 11/1/2013.............    1,000,000      1,137,010
  Series S-2 5.00%, 1/15/2014 (a).......    2,005,000      2,209,530
  Series B 5.00%, 11/1/2014.............   10,200,000     11,659,518
New York, NY, General Obligation:
  Series C 4.00%, 4/15/2012.............    1,000,000      1,070,580
  Series I-1 4.00%, 2/1/2013............    1,040,000      1,115,431
  Series C 4.00%, 8/1/2014..............    4,000,000      4,318,560
  Series G 5.00%, 8/1/2011..............    7,025,000      7,486,472
  Series C-1 5.00%, 10/1/2011...........    1,800,000      1,927,800
  Series J-1 5.00%, 8/1/2012............    5,000,000      5,456,650
  Series K 5.00%, 8/1/2013..............    5,000,000      5,570,900
  Series O 5.00%, 6/1/2014..............    4,250,000      4,765,652
  Series B 5.25%, 8/1/2011..............    1,000,000      1,069,590
New York, State Dormitory Authority
  Revenue
  Series A 4.13%, 7/1/2011..............    1,475,000      1,553,381
New York, State Dormitory Authority,
  Personal Income Tax Revenue:
  Series D 3.00%, 6/15/2011.............    5,000,000      5,166,100
  Series D 4.00%, 6/15/2011.............    5,000,000      5,237,750
  Series C 5.00%, 3/15/2012.............    1,500,000      1,629,390
  Series A 5.00%, 3/15/2014.............    3,980,000      4,486,734
New York, State Environmental Facilities
  Revenue:
  Series A 3.50%, 12/15/2013............    2,500,000      2,709,650
  Series A 5.00%, 12/15/2013............    2,000,000      2,282,600
New York, State General Obligation
  Series C 3.00%, 2/1/2014..............   15,000,000     15,836,250
New York, State Local Government
  Assistance Corp. Revenue:
  Series A 5.00%, 4/1/2011..............    1,180,000      1,246,399
  Series C 5.00%, 4/1/2013..............    2,220,000      2,486,178
New York, State Thruway Authority
  Highway & Bridge Revenue
  Series B 5.00%, 4/1/2012 (a)..........    1,270,000      1,382,928
New York, State Thruway Authority
  Personal Income Tax Revenue:
  Series A 3.50%, 3/15/2014.............    2,330,000      2,481,427
  Series A 4.00%, 3/15/2013.............    5,000,000      5,419,000
New York, State Thruway Authority,
  General Revenue:
  Series H 4.00%, 1/1/2012 (a)..........    1,000,000      1,048,940
  Series A 5.25%, 4/1/2010 (a)
  (Escrow to Maturity)..................    2,000,000      2,023,780
  Series F 5.25%, 1/1/2012 (a)..........    1,000,000      1,073,310
New York, State Thruway Authority,
  General Revenue, Bond
  Anticipation Notes:
  3.00%, 7/15/2011......................    1,000,000      1,030,190
  4.00%, 7/15/2011......................    1,500,000      1,567,935
New York, State Urban Development Corp.
  Revenue:
  Series A-1 3.00%, 12/15/2011..........    4,625,000      4,824,291
  Series A-1 3.50%, 12/15/2012..........    1,000,000      1,070,480
  4.00%, 3/15/2011......................      550,000        568,959
  Series A-1 5.00%, 12/15/2012..........    6,580,000      7,328,870
  5.00%, 1/1/2014 (a)...................    2,500,000      2,813,575
New York, Triborough Bridge & Tunnel
  Authority Revenue:
  Series C 4.00%, 11/15/2011............    2,500,000      2,644,400
  Series C 5.00%, 11/15/2012............    1,500,000      1,661,460
                                                        ------------
                                                         149,592,083
                                                        ------------
NORTH CAROLINA -- 4.0%
Charlotte, NC, Certificates of
  Participation
  5.00%, 6/1/2014.......................    5,455,000      6,195,571
Guilford County, NC, General Obligation
  Series A 4.00%, 2/1/2014..............    6,005,000      6,653,119


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Mecklenburg County, NC, General
  Obligation:
  Series A 3.00%, 8/1/2014..............  $ 1,970,000   $  2,108,136
  Series C 5.00%, 2/1/2012..............    1,000,000      1,089,270
North Carolina, Infrastructure Finance
  Corp., Certificates of Participation:
  Series A 5.00%, 2/1/2011 (a)..........    5,000,000      5,238,000
  Series A 5.00%, 2/1/2014..............    1,885,000      2,123,811
North Carolina, State Capital
  Improvement Obligation
  Series A 4.50%, 5/1/2014..............    1,745,000      1,959,234
North Carolina, State General
  Obligation:
  Series A 5.00%, 3/1/2011..............    1,000,000      1,053,800
  Series B 5.00%, 4/1/2014..............    1,000,000      1,152,440
  Series A 5.50%, 3/1/2012..............    5,000,000      5,511,850
Wake County, NC, General Obligation:
  5.00%, 3/1/2012.......................    1,000,000      1,092,840
  5.00%, 3/1/2013.......................    1,500,000      1,688,730
                                                        ------------
                                                          35,866,801
                                                        ------------
OHIO -- 4.0%
Cincinnati, OH, City School District
  Certificates Participation
  5.00%, 12/15/2011 (a).................    1,000,000      1,077,330
Columbus, OH, General Obligation
  Series D 5.00%, 12/15/2012............    5,000,000      5,603,100
Ohio State University, General Receipts
  Revenue
  Series A 5.00%, 6/1/2013..............    4,400,000      4,930,772
Ohio, State Building Authority
  Series B 5.00%, 10/1/2013 (a).........    1,440,000      1,620,187
Ohio, State General Obligation:
  Series A 5.00%, 6/15/2010
  (Escrow to Maturity)..................    1,000,000      1,020,820
  Series K 5.00%, 5/1/2011..............    2,000,000      2,116,000
  Series K 5.00%, 5/1/2012..............    1,000,000      1,091,470
Ohio, State Highway Capital Improvements
  5.00%, 5/1/2014.......................    1,975,000      2,251,480
Ohio, State Major New Infrastructure
  Project Revenue
  Series 2008-1 5.00%, 6/15/2013........    3,000,000      3,349,830
Ohio, State Major New Street
  Infrastructure Project Revenue
  Series 2007-1 5.00%, 6/15/2013 (a)....    4,960,000      5,563,235
Ohio, State Water Development Authority
  Revenue:
  Series A 4.00%, 12/1/2010.............    1,500,000      1,550,835
  5.00%, 6/1/2012.......................      950,000      1,042,131
  5.00%, 6/1/2013.......................    2,670,000      3,001,561
Ohio, State Water Development Authority,
  Water Quality -- Loan Fund
  5.00%, 12/1/2011......................    1,000,000      1,079,940
                                                        ------------
                                                          35,298,691
                                                        ------------
OKLAHOMA -- 0.7%
Tulsa County, OK, Industrial Authority,
  Educational Facilities Lease Revenue
  4.00%, 9/1/2013.......................    5,410,000      5,860,815
                                                        ------------
OREGON -- 0.9%
Oregon, State Department of
  Administrative Services Revenue
  Series A 3.00%, 4/1/2011..............    1,000,000      1,028,250
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/15/2012 (a).........    3,000,000      3,294,840
Salem-Keizer, OR, School District No.
  24J, General Obligation
  5.00%, 6/15/2013 (a)..................    3,000,000      3,370,230
                                                        ------------
                                                           7,693,320
                                                        ------------
PENNSYLVANIA -- 2.5%
Pennsylvania Intergovernmental
  Cooperative Authority, Special Tax
  Revenue
  5.00%, 6/15/2014......................    2,000,000      2,251,960
Pennsylvania State General Obligation:
  4.75%, 9/1/2014.......................    1,600,000      1,823,536
  5.00%, 3/1/2011.......................    1,300,000      1,368,705
  5.00%, 10/1/2012......................    5,000,000      5,544,150
  5.00%, 5/15/2013......................    3,000,000      3,375,150
  5.00%, 3/15/2014......................    2,720,000      3,112,442
  5.25%, 2/1/2010 (a)...................    1,000,000      1,003,450
  5.50%, 1/1/2013.......................    2,500,000      2,824,625
University of Pittsburgh, Revenue
  Series A 5.00%, 9/15/2011.............    1,000,000      1,073,410
                                                        ------------
                                                          22,377,428
                                                        ------------
RHODE ISLAND -- 0.1%
Rhode Island, State Economic Development
  Corp., Revenue
  Series A 5.00%, 6/15/2013 (a).........      915,000      1,005,521
                                                        ------------
SOUTH CAROLINA -- 1.0%
South Carolina State Public Service
  Authority, Revenue:
  Series D 5.00%, 1/1/2010 (a)..........    1,050,000      1,050,000
  Series B 5.00%, 1/1/2011 (a)..........    2,515,000      2,627,722
  Series B 5.00%, 1/1/2014 (a)..........    2,500,000      2,829,050
  Series E 5.00%, 1/1/2014..............    1,000,000      1,131,620
South Carolina, State General Obligation
  Series A 5.00%, 11/1/2013.............    1,120,000      1,280,664
                                                        ------------
                                                           8,919,056
                                                        ------------
TENNESSEE -- 2.0%
Nashville & Davidson County, TN, General
  Obligation:
  Series B 5.00%, 1/1/2012..............    3,210,000      3,475,114
  Series C 5.00%, 2/1/2013..............    1,000,000      1,116,420
  Series C 5.00%, 2/1/2014..............    3,700,000      4,229,803
Tennessee State General Obligation
  Series C 2.50%, 5/1/2011..............    1,365,000      1,401,405
Tennessee State School Bond Authority:
  3.00%, 5/1/2012.......................    4,875,000      5,115,191
  5.00%, 5/1/2013 (a)...................    1,900,000      2,137,538
                                                        ------------
                                                          17,475,471
                                                        ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
TEXAS -- 6.8%
Arlington, TX, Independent School
  District, General Obligation
  5.00%, 2/15/2012 (a)..................  $   880,000   $    957,889
Austin, TX, Electric Utility System
  Revenue
  Series A 5.00%, 11/15/2010 (a)........    1,000,000      1,035,490
Dallas, TX, General Obligation:
  5.00%, 2/15/2010......................    1,500,000      1,507,680
  5.00%, 2/15/2011......................      710,000        745,507
El Paso, TX, Independent School
  District, General Obligation
  Zero Coupon, 8/15/2013 (a)............    1,980,000      1,863,338
Fort Bend, TX, Independent School
  District, General Obligation
  4.00%, 2/15/2013......................    1,000,000      1,072,790
Fort Worth, TX, Independent School
  District, General Obligation:
  5.00%, 2/15/2011 (a)..................    4,000,000      4,203,280
  5.00%, 2/15/2012......................    5,000,000      5,414,000
  5.00%, 2/15/2013......................    2,000,000      2,222,740
Garland, TX, Independent School
  District, General Obligation
  5.00%, 2/15/2013 (a)..................    3,190,000      3,574,331
Harris County, TX, General Obligation
  Series A 5.00%, 10/1/2012.............    1,250,000      1,384,963
Houston, TX, General Obligation
  Series A 5.00%, 3/1/2013 (a)..........    2,500,000      2,779,875
Lamar, TX, Consolidated Independent
  School District, General Obligation
  5.00%, 2/15/2013 (a)..................    4,535,000      5,087,272
Lewisville, TX, Independent School
  District, General Obligation
  5.00%, 8/15/2013 (a)..................    1,000,000      1,131,890
Pharr, TX, San Juan Alamo Independent
  School District, General Obligation
  5.00%, 2/1/2013 (a)...................    1,880,000      2,108,570
San Antonio, TX, Independent School
  District
  5.25%, 8/15/2012 (a)..................    1,890,000      2,099,903
San Jacinto, TX Community College
  District, General Obligation
  4.00%, 2/15/2012......................    3,000,000      3,163,380
Texas, A&M University Revenue
  5.00%, 5/15/2012......................    3,000,000      3,286,350
Texas, State General Obligation
  5.00%, 10/1/2012......................    1,500,000      1,663,245
Texas, State Public Finance Authority
  Building Revenue
  5.00%, 2/1/2014 (a)...................    1,605,000      1,818,465
Texas, State Public Finance Authority,
  General Obligation
  Series A 5.00%, 10/1/2011.............    1,000,000      1,074,600
Texas, State University System Financing
  Revenue:
  5.00%, 3/15/2012......................    1,000,000      1,087,400
  5.00%, 3/15/2013 (a)..................      500,000        554,825
University of Texas, Permanent
  University Fund
  Series A 5.00%, 7/1/2012..............    1,265,000      1,398,167
University of Texas, Revenue:
  Series A 3.25%, 8/15/2013.............    2,650,000      2,835,421
  Series D 5.00%, 8/15/2010.............    2,000,000      2,056,960
  Series A 5.00%, 8/15/2012.............    3,400,000      3,757,612
  Series B 5.00%, 8/15/2012.............    1,000,000      1,105,180
                                                        ------------
                                                          60,991,123
                                                        ------------
UTAH -- 0.6%
Salt Lake City, UT, General Obligation
  5.00%, 6/15/2013......................    1,500,000      1,694,865
Utah, State General Obligation:
  Series A 5.00%, 7/1/2011..............    1,975,000      2,106,120
  Series A 5.00%, 7/1/2013..............    1,150,000      1,303,824
                                                        ------------
                                                           5,104,809
                                                        ------------
VIRGINIA -- 5.3%
Fairfax County, VA, General Obligation
  Series A 4.00%, 4/1/2011..............      750,000        783,540
Loudoun County, VA, General Obligation:
  Series B 5.00%, 6/1/2010..............    1,100,000      1,121,153
  Series B 5.00%, 6/1/2012..............    1,000,000      1,103,030
Virginia, State College Building
  Authority Revenue:
  Series A 3.00%, 9/1/2010..............    4,500,000      4,580,055
  5.00%, 9/1/2011.......................    3,500,000      3,751,650
Virginia, State General Obligation
  Series A 5.00%, 6/1/2012..............    1,000,000      1,100,760
Virginia, State Public Building
  Authority, Building Revenue Bonds:
  Series A 5.00%, 8/1/2010..............    1,000,000      1,026,950
  Series A 5.00%, 8/1/2012..............    7,365,000      8,138,178
  Series B 5.00%, 8/1/2013..............    5,000,000      5,669,400
Virginia, State Public School Authority:
  Series B 5.00%, 8/1/2010..............    4,445,000      4,564,793
  Series B 5.00%, 8/1/2012..............    1,000,000      1,104,980
  Series C 5.00%, 8/1/2013..............    8,570,000      9,717,351
  Series B 5.00%, 8/1/2014..............    2,025,000      2,323,343
  Series B 5.25%, 8/1/2011..............    1,000,000      1,071,220
Virginia, State Resources Authority
  Clean Water Revenue
  4.50%, 10/1/2011......................    1,200,000      1,281,996
                                                        ------------
                                                          47,338,399
                                                        ------------
WASHINGTON -- 4.1%
Energy Northwest Washington, Electricity
  Revenue:
  Series A 4.00%, 7/1/2014..............    1,375,000      1,513,545
  Series A 5.00%, 7/1/2012..............    1,000,000      1,098,230
  Series D 5.00%, 7/1/2012..............    1,000,000      1,098,230
  Series D 5.00%, 7/1/2012..............    3,000,000      3,294,690
Port of Seattle, WA, Revenue
  Series A 5.00%, 3/1/2010 (a)..........    1,000,000      1,007,030
Seattle, WA, General Obligation
  5.00%, 5/1/2013.......................    6,540,000      7,334,872


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Seattle, WA, Municipal Light & Power
  Revenue
  5.00%, 4/1/2013.......................  $ 3,000,000   $  3,332,400
Washington, State General Obligation:
  Series D 4.50%, 1/1/2012 (a)..........    2,450,000      2,629,266
  Series D 5.00%, 1/1/2011 (a)..........    1,500,000      1,566,615
  Series C 5.00%, 7/1/2011..............    3,000,000      3,194,550
  Series R-2006A 5.00%, 7/1/2014 (a)....    1,000,000      1,142,880
  Series R 5.00%, 1/1/2015..............    8,500,000      9,734,795
                                                        ------------
                                                          36,947,103
                                                        ------------
WISCONSIN -- 0.8%
Wisconsin, State General Obligation:
  Series C 4.00%, 5/1/2013..............    5,000,000      5,430,350
  Series 1 5.00%, 5/1/2013 (a)..........    1,500,000      1,677,630
                                                        ------------
                                                           7,107,980
                                                        ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $861,854,435)...................                 878,094,915
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
State Street Institutional Tax Free
  Money Market Fund (c)(d)
  (Cost $5,072,984).....................    5,072,984      5,072,984
                                                        ------------
TOTAL INVESTMENTS -- 99.0% (E)
  (Cost $866,927,419)...................                 883,167,899
OTHER ASSETS AND
  LIABILITIES -- 1.0%...................                   8,877,676
                                                        ------------
NET ASSETS -- 100.0%....................                $892,045,575
                                                        ============





(a)  Bond is insured by one of these companies:




                                                            AS A % OF
     INSURANCE COVERAGE                                    NET ASSETS
     ------------------                                    ----------
     Assured Guaranty Municipal Corp....................      9.17%
     National Public Finance Guarantee Corp.............      5.08%
     Ambac Financial Group..............................      3.94%
     Public School Fund Guaranteed......................      2.36%

(b)  Variable-rate security. Rate shown is rate in effect at December
     31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Value is determined based on Level 1 inputs. (Note 2)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)


Escrow to Maturity = Bonds bearing this description are collateralized usually by the U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.


See accompanying notes to financial statements.

SPDR S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
MUNICIPAL BONDS AND NOTES -- 95.9% (A)
ARIZONA -- 2.0%
Apache County, AZ, Industrial
  Development Authority Revenue
  0.30%, 12/15/2018.....................   $300,000   $   300,000
                                                      -----------
CALIFORNIA -- 18.1%
Azusa, CA, Unified School District,
  Certificates of Participation
  1.00%, 6/1/2038 (b)...................    200,000       200,000
California, Economic Recovery, General
  Obligation
  Series C-15 0.29%, 7/1/2023 (b).......    706,000       706,000
California, Health Facilities Financing
  Authority Revenue
  Series B 0.35%, 11/15/2036 (b)........    200,000       200,000
California, State Department of Water
  Resources Supply Revenue
  Series G-7 0.23%, 5/1/2017 (b)........    200,000       200,000
Roseville, CA, Electric System Revenue,
  Certificates of Participation
  Series A 0.30%, 2/1/2035..............    200,000       200,000
San Jacinto, CA, Unified School
  District, Certificates of
  Participation:
  Series A 1.00%, 3/1/2040 (b)..........    365,000       365,000
  Series B 1.00%, 3/1/2040 (b)..........    150,000       150,000
Southern California, Public Power
  Authority, Transmissions Project
  Revenue
  Series A 0.34%, 7/1/2023 (b)..........    700,000       700,000
                                                      -----------
                                                        2,721,000
                                                      -----------
CONNECTICUT -- 1.3%
Hartford, CT,  Redevelopment Agency
  Revenue
  0.37%, 6/1/2020 (b)...................    200,000       200,000
                                                      -----------
DISTRICT OF COLUMBIA -- 3.3%
Metropolitan Washington DC, Airport
  Authority System Revenue
  Series A-1 0.45%, 10/1/2039...........    500,000       500,000
                                                      -----------
FLORIDA -- 2.0%
University of South Florida,
  Certificates of Participation
  Series A 0.45%, 10/1/2022.............    300,000       300,000
                                                      -----------
GEORGIA -- 4.0%
Georgia, Municipal Electric Authority
  Revenue
  Series B 0.38%, 1/1/2016 (b)..........    600,000       600,000
                                                      -----------
ILLINOIS -- 10.3%
Chicago, IL, Board of Education, General
  Obligation
  Series B 0.40%, 3/1/2032 (b)..........    730,000       730,000
Illinois, State Toll Highway Authority
  Revenue
  Series A 0.30%, 7/1/2030..............    700,000       700,000
University of Illinois, Certificates of
  Participation
  0.29%, 8/15/2021......................    118,000       118,000
                                                      -----------
                                                        1,548,000
                                                      -----------
MARYLAND -- 2.3%
Maryland, State Economic Development
  Corp. Revenue
  Series B 0.30%, 12/1/2025.............    350,000       350,000
                                                      -----------
MASSACHUSETTS -- 6.7%
Massachusetts, State General Obligation
  Series B 0.29%, 1/1/2021..............    500,000       500,000
Massachusetts, State Housing Finance
  Agency, Housing Revenue
  Series F 0.38%, 12/1/2037 (b).........    500,000       500,000
                                                      -----------
                                                        1,000,000
                                                      -----------
NEW HAMPSHIRE -- 0.7%
New Hampshire, Health & Education
  Facilities Authority Revenue
  Series A 0.33%, 8/1/2031 (b)..........    100,000       100,000
                                                      -----------
NEW JERSEY -- 2.7%
New Jersey, Economic Development
  Authority Revenue
  Series V-2 0.35%, 3/1/2024............    100,000       100,000
New Jersey, Health Care Facilities
  Financing Authority Revenue
  Series A 0.30%, 7/1/2035..............    300,000       300,000
                                                      -----------
                                                          400,000
                                                      -----------
NEW YORK -- 10.0%
New York, Metropolitan Transportation
  Authority Revenue
  Series B 0.34%, 11/1/2022 (b).........    100,000       100,000
New York, NY, City Municipal Water
  Finance Authority Revenue
  Series F-2 0.22%, 6/15/2033...........    500,000       500,000
New York, NY, City Transitional Finance
  Authority Revenue
  0.26%, 11/1/2022......................    200,000       200,000
New York, NY, General Obligation
  Series I-4 0.20%, 4/1/2036............    200,000       200,000
New York, NY, Triborough Bridge & Tunnel
  Authority Revenue
  Series A 0.33%, 11/1/2035.............    500,000       500,000
                                                      -----------
                                                        1,500,000
                                                      -----------
NORTH CAROLINA -- 6.7%
Charlotte, NC, Health Care Systems
  Revenue
  Series F 0.40%, 1/15/2042 (b).........    500,000       500,000
Durham County, NC, Industrial Facilities
  & Pollution Control Financing
  Authority Revenue
  0.34%, 9/1/2037.......................    200,000       200,000
North Carolina, State General Obligation
  Series D 0.28%, 5/1/2021..............    300,000       300,000
                                                      -----------
                                                        1,000,000
                                                      -----------
OHIO -- 12.0%
Hancock County, OH, Hospital Revenue
  0.50%, 12/1/2034 (b)..................    700,000       700,000
Montgomery County, OH,  Kettering
  Medical Center Hospital Revenue
  Series B 0.30%, 8/1/2047 (b)..........    200,000       200,000


See accompanying notes to financial statements.

SPDR S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
Montgomery County, OH, Hospital Revenue
  Series A 0.30%, 8/1/2047 (b)..........   $500,000   $   500,000
Ohio, State Air Quality Development
  Authority Revenue
  0.40%, 6/1/2033.......................    200,000       200,000
Ohio, University of Akron, General
  Receipts
  Series C-2 0.36%, 1/1/2029 (b)........    200,000       200,000
                                                      -----------
                                                        1,800,000
                                                      -----------
PENNSYLVANIA -- 2.5%
Bucks County, PA, St. Mary Hospital
  Authority Revenue
  Series B 0.32%, 3/1/2032..............    200,000       200,000
Lackawanna County, PA, General
  Obligation
  Series B 0.41%, 9/1/2035 (b)..........    175,000       175,000
                                                      -----------
                                                          375,000
                                                      -----------
TENNESSEE -- 7.3%
Johnson City, TN, Health & Educational
  Facilities Board, Hospital Revenue
  Series A 0.90%, 7/1/2038..............    500,000       500,000
Montgomery County, TN, Public Building
  Authority, Pooled Financing Revenue
  0.25%, 11/1/2027......................    200,000       200,000
Shelby County, TN, General Obligation
  Series C 0.30%, 12/1/2031.............    400,000       400,000
                                                      -----------
                                                        1,100,000
                                                      -----------
VIRGINIA -- 0.7%
Smyth County, VA, Industrial Development
  Authority, Hospital Revenue
  0.90%, 7/1/2032.......................    100,000       100,000
                                                      -----------
WASHINGTON -- 3.3%
Washington, State Health Care Facilities
  Authority Revenue
  Series A 0.33%, 9/1/2034..............    500,000       500,000
                                                      -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $14,394,000)....................               14,394,000
                                                      -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
State Street Institutional Tax Free
  Money Market Fund (c)(d)
  (Cost $58,873)........................     58,873        58,873
                                                      -----------
TOTAL INVESTMENTS -- 96.3% (E)
  (Cost $14,452,873)....................               14,452,873
OTHER ASSETS AND LIABILITIES -- 3.7%....                  550,667
                                                      -----------
NET ASSETS -- 100.0%....................              $15,003,540
                                                      ===========





(a) Variable Rate Security. Rate shown is rate in effect at December 31, 2009.
(b)  Bond is insured by the following company:




                                                            AS A % OF
     INSURANCE COVERAGE                                    NET ASSETS
     ------------------                                    ----------
     Assured Guaranty Municipal Corp....................      46.83%

(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Value is determined based on Level 1 inputs. (Note 2)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)




See accompanying notes to financial statements.

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                             PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT            VALUE
--------------------                         ---------          -----
FOREIGN GOVERNMENT OBLIGATIONS -- 99.5%
AUSTRALIA -- 3.2%
Commonwealth of Australia
  3.00%, 9/20/2025......................       9,293,840   $    8,406,007
  4.00%, 8/20/2015......................       5,760,450        5,465,548
  4.00%, 8/20/2020......................      19,764,548       19,407,230
                                                           --------------
                                                               33,278,785
                                                           --------------
BRAZIL -- 4.9%
Federal Republic of Brazil
  6.00%, 8/15/2012......................       5,296,263        3,001,127
  6.00%, 5/15/2015......................       2,108,058        1,173,596
  6.00%, 5/15/2017......................      55,538,932       30,723,483
  6.00%, 8/15/2024......................      21,397,912       11,861,686
  6.00%, 5/15/2035......................       7,122,624        3,899,781
                                                           --------------
                                                               50,659,673
                                                           --------------
CANADA -- 4.9%
Government of Canada
  2.00%, 12/1/2041......................       1,607,471        1,720,110
  3.00%, 12/1/2036......................       6,571,842        8,304,650
  4.00%, 12/1/2031......................      22,015,726       30,761,324
  4.25%, 12/1/2021......................       2,441,858        3,061,458
  4.25%, 12/1/2026......................       5,111,254        6,840,699
                                                           --------------
                                                               50,688,241
                                                           --------------
CHILE -- 3.5%
Republic of Chile
  3.00%, 5/1/2017.......................   1,591,658,880        3,104,418
  3.00%, 1/1/2018.......................  14,136,444,000       27,513,868
  3.00%, 3/1/2028.......................   2,450,316,960        4,436,131
  5.00%, 1/1/2016.......................     502,629,120        1,092,042
                                                           --------------
                                                               36,146,459
                                                           --------------
FRANCE -- 18.0%
Republic of France
  1.00%, 7/25/2017......................      38,824,734       55,770,595
  1.60%, 7/25/2011......................       4,200,106        6,220,138
  1.60%, 7/25/2015......................      22,656,967       34,093,407
  1.80%, 7/25/2040......................       2,746,926        4,074,360
  2.25%, 7/25/2020......................      38,819,075       60,335,077
  2.50%, 7/25/2013......................       5,174,631        8,068,726
  3.00%, 7/25/2012......................       4,082,937        6,328,973
  3.15%, 7/25/2032......................       5,005,830        9,137,080
  3.40%, 7/25/2029......................       1,604,162        2,970,635
                                                           --------------
                                                              186,998,991
                                                           --------------
GERMANY -- 5.6%
Federal Republic of Germany
  1.50%, 4/15/2016......................      25,120,519       37,472,493
  1.75%, 4/15/2020......................       4,754,967        7,087,568
  2.25%, 4/15/2013......................       9,156,792       13,929,902
                                                           --------------
                                                               58,489,963
                                                           --------------
GREECE -- 3.4%
Republic of Greece
  2.30%, 7/25/2030......................      16,391,819       16,599,108
  2.90%, 7/25/2025......................      15,534,155       18,652,504
                                                           --------------
                                                               35,251,612
                                                           --------------
ISRAEL -- 4.7%
State of Israel
  4.00%, 7/30/2021......................      73,560,542       21,692,442
  4.00%, 5/30/2036......................       9,549,249        2,800,957
  5.00%, 4/30/2015......................      81,293,861       24,984,215
                                                           --------------
                                                               49,477,614
                                                           --------------
ITALY -- 4.8%
Republic of Italy
  2.15%, 9/15/2014......................      12,125,297       18,362,278
  2.35%, 9/15/2035......................       3,324,912        5,054,254
  2.60%, 9/15/2023......................      17,409,440       26,516,833
                                                           --------------
                                                               49,933,365
                                                           --------------
JAPAN -- 4.7%
Government of Japan 10 Year Bond
  1.00%, 6/10/2016......................     295,176,000        3,039,113
  1.10%, 12/10/2016.....................   4,454,197,200       46,147,196
                                                           --------------
                                                               49,186,309
                                                           --------------
MEXICO -- 4.9%
United Mexican States
  3.50%, 12/19/2013.....................      60,290,689        4,857,480
  4.50%, 11/22/2035.....................     147,539,603       12,137,367
  5.00%, 6/16/2016......................     387,406,663       33,570,410
                                                           --------------
                                                               50,565,257
                                                           --------------
POLAND -- 2.6%
Republic of Poland
  3.00%, 8/24/2016......................      81,555,802       27,165,318
                                                           --------------
SOUTH AFRICA -- 3.8%
Republic of South Africa
  3.45%, 12/7/2033......................     108,188,921       15,581,635
  6.25%, 3/31/2013......................     158,881,350       24,325,265
                                                           --------------
                                                               39,906,900
                                                           --------------
SOUTH KOREA -- 2.5%
Republic of South Korea
  2.75%, 3/10/2017......................  30,406,203,050       25,829,448
                                                           --------------
SWEDEN -- 4.8%
Kingdom of Sweden
  3.50%, 12/1/2015......................      52,178,614        8,327,763
  3.50%, 12/1/2028......................      17,510,391        3,211,227
  4.00%, 12/1/2020......................     219,837,550       38,593,413
                                                           --------------
                                                               50,132,403
                                                           --------------
TURKEY -- 4.4%
Republic of Turkey
  9.00%, 5/21/2014......................      38,809,640       30,230,586
  10.00%, 2/15/2012.....................      20,956,371       15,568,908
                                                           --------------
                                                               45,799,494
                                                           --------------
UNITED KINGDOM -- 18.8%
United Kingdom Treasury Bond
  0.63%, 11/22/2042.....................         660,745        1,078,607
  0.75%, 11/22/2047.....................         914,778        1,592,688
  1.13%, 11/22/2037.....................       2,776,566        4,979,088
  1.25%, 11/22/2017.....................       5,995,771       10,029,857
  1.25%, 11/22/2027.....................      55,444,678       93,686,503
  1.25%, 11/22/2055.....................       2,910,409        6,189,729
  1.88%, 11/22/2022.....................      24,547,958       43,598,864


See accompanying notes to financial statements.

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT            VALUE
--------------------                         ---------          -----
  2.00%, 1/26/2035......................       1,691,612   $    3,517,672
  2.50%, 8/23/2011......................         257,626          440,646
  2.50%, 8/16/2013......................       7,246,386       12,722,959
  2.50%, 7/26/2016......................       3,571,768        6,421,766
  2.50%, 4/16/2020......................       1,796,018        3,286,939
  4.13%, 7/22/2030......................       3,314,074        8,499,544
                                                           --------------
                                                              196,044,862
                                                           --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $1,020,671,045).................                    1,035,554,694
                                                           --------------

                                              SHARES
                                              ------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
State Street Institutional Liquid
  Reserves Fund (a)(b)
  (Cost $3,940,822).....................       3,940,822        3,940,822
                                                           --------------
TOTAL INVESTMENTS -- 99.9% (C)
  (Cost $1,024,611,867).................                    1,039,495,516
OTHER ASSETS AND
  LIABILITIES -- 0.1%...................                        1,217,447
                                                           --------------
NET ASSETS -- 100.0%....................                   $1,040,712,963
                                                           ==============





(a)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(b)  Value is determined based on Level 1 inputs. (Note 2)
(c)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT          VALUE
--------------------                        ---------         -----
FOREIGN GOVERNMENT OBLIGATIONS -- 95.7%
AUSTRALIA -- 2.1%
Commonwealth of Australia
  5.75%, 6/15/2011......................      3,155,000   $  2,890,226
                                                          ------------
AUSTRIA -- 2.3%
Republic of Austria
  5.00%, 7/15/2012 (a)..................        590,000        912,817
  5.25%, 1/4/2011.......................      1,530,000      2,288,021
                                                          ------------
                                                             3,200,838
                                                          ------------
BELGIUM -- 3.3%
Kingdom of Belgium
  2.00%, 3/28/2012......................      2,300,000      3,331,107
  5.00%, 9/28/2011......................        755,000      1,149,835
                                                          ------------
                                                             4,480,942
                                                          ------------
CANADA -- 4.2%
Government of Canada
  5.25%, 6/1/2012.......................      1,180,000      1,217,527
  6.00%, 6/1/2011.......................      4,435,000      4,520,455
                                                          ------------
                                                             5,737,982
                                                          ------------
DENMARK -- 2.0%
Kingdom of Denmark
  4.00%, 11/15/2012.....................      6,810,000      1,378,042
  6.00%, 11/15/2011.....................      6,839,000      1,421,634
                                                          ------------
                                                             2,799,676
                                                          ------------
FRANCE -- 4.3%
Republic of France
  5.00%, 4/25/2012......................      1,760,000      2,723,762
  6.50%, 4/25/2011......................      2,090,000      3,212,398
                                                          ------------
                                                             5,936,160
                                                          ------------
GERMANY -- 11.4%
Federal Republic of Germany
  4.00%, 4/13/2012......................      3,390,000      5,142,301
  5.00%, 7/4/2011.......................      4,575,000      6,942,719
  5.00%, 7/4/2012.......................      2,335,000      3,630,110
                                                          ------------
                                                            15,715,130
                                                          ------------
GREECE -- 3.8%
Republic of Greece
  3.80%, 3/20/2011......................      1,500,000      2,151,263
  4.30%, 3/20/2012......................      2,090,000      2,994,907
                                                          ------------
                                                             5,146,170
                                                          ------------
HUNGARY -- 1.7%
Republic of Hungary
  6.75%, 4/22/2011......................    448,430,000      2,380,914
                                                          ------------
ITALY -- 11.1%
Republic of Italy
  3.00%, 3/1/2012.......................      2,275,000      3,344,967
  4.25%, 10/15/2012.....................      3,445,000      5,216,833
  5.25%, 8/1/2011.......................      4,375,000      6,641,157
                                                          ------------
                                                            15,202,957
                                                          ------------
JAPAN -- 22.3%
Government of Japan 5 Year Bond
  0.80%, 12/20/2010.....................    524,100,000      5,670,673
  1.10%, 9/20/2012......................    216,000,000      2,377,269
  1.20%, 9/20/2011......................  1,433,750,000     15,674,378
  1.50%, 6/20/2012......................    590,100,000      6,542,291
Government of Japan 10 Year Bond
  1.30%, 6/20/2012......................     32,800,000        361,920
                                                          ------------
                                                            30,626,531
                                                          ------------
MEXICO -- 2.4%
United Mexican States
  7.50%, 6/21/2012......................      7,720,000        607,727
  9.00%, 12/22/2011.....................     32,800,000      2,672,659
                                                          ------------
                                                             3,280,386
                                                          ------------
NETHERLANDS -- 3.9%
Kingdom of the Netherlands
  5.00%, 7/15/2011......................      3,235,000      4,910,801
  5.00%, 7/15/2012......................        300,000        465,926
                                                          ------------
                                                             5,376,727
                                                          ------------
POLAND -- 2.3%
Republic of Poland
  4.75%, 4/25/2012......................      9,230,000      3,203,662
                                                          ------------
SINGAPORE -- 1.7%
Government of Singapore
  3.63%, 7/1/2011.......................      3,115,000      2,319,839
                                                          ------------
SOUTH AFRICA -- 1.5%
Republic of South Africa
  13.00%, 8/31/2011.....................     14,060,000      2,067,633
                                                          ------------
SOUTH KOREA -- 4.4%
Korea Treasury Bond
  4.75%, 12/10/2011.....................  7,000,000,000      6,054,219
                                                          ------------
SPAIN -- 4.4%
Kingdom of Spain
  2.75%, 4/30/2012......................        930,000      1,361,003
  5.00%, 7/30/2012......................      1,515,000      2,336,451
  5.35%, 10/31/2011.....................      1,565,000      2,397,170
                                                          ------------
                                                             6,094,624
                                                          ------------
SWEDEN -- 1.9%
Kingdom of Sweden
  5.25%, 3/15/2011......................     15,220,000      2,253,701
  5.50%, 10/8/2012......................      2,260,000        348,377
                                                          ------------
                                                             2,602,078
                                                          ------------
UNITED KINGDOM -- 4.7%
United Kingdom Treasury Bond
  4.25%, 3/7/2011.......................      1,350,000      2,267,466
  5.00%, 3/7/2012.......................      2,375,000      4,115,700
                                                          ------------
                                                             6,383,166
                                                          ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $134,154,412)...................                   131,499,860
                                                          ------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                          SHARES          VALUE
--------------------                          ------          -----
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUND -- 1.0%
State Street Institutional Liquid
  Reserves Fund (b)(c)
  (Cost $1,430,513).....................      1,430,513   $  1,430,513
                                                          ------------
TOTAL INVESTMENTS -- 96.7% (D)
  (Cost $135,584,925)...................                   132,930,373
OTHER ASSETS AND
  LIABILITIES -- 3.3%...................                     4,509,304
                                                          ------------
NET ASSETS -- 100.0%....................                  $137,439,677
                                                          ============





(a)  Security purchased pursuant to Rule 144A of the
     Securities Act of 1933. This security, which represents
     0.7% of net assets as of December 31, 2009, is considered
     liquid and may be resold in transactions exempt from
     registration, normally to qualified institutional buyers.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(c)  Value is determined based on Level 1 inputs. (Note 2)
(d)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)


At December 31, 2009, Open Forward Foreign Currency Exchange Contracts were as follows:

Forwards Foreign Currency Contracts to Buy:

                                                                           NET UNREALIZED
                     CONTRACTS TO           VALUE AT        IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER        DECEMBER 31, 2009     FOR U.S. $    (DEPRECIATION)
---------------      ------------      -----------------    -----------    --------------
    3/5/2010        2,725,000   KRW        $2,348,176        $2,355,832       $ (7,656)
    3/5/2010        1,600,000   SGD         1,138,831         1,155,877        (17,046)
    3/5/2010       94,700,000   TWD         3,012,566         2,973,743         38,823
                                                                              --------
                                                                              $ 14,121
                                                                              ========



Forwards Foreign Currency Contracts to Sell:

                                                                          NET UNREALIZED
                     CONTRACTS TO          VALUE AT        IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE        DELIVER        DECEMBER 31, 2009     FOR U.S. $    (DEPRECIATION)
---------------      ------------     -----------------    -----------    --------------
    3/5/2010       2,100,000   KRW        $1,809,604        $1,817,710        $ 8,106
    3/5/2010       1,050,000   SGD           747,357           759,834         12,477
                                                                              -------
                                                                              $20,583
                                                                              =======
                                                                              $34,704
                                                                              =======



KRW -- South Korean Won
SGD -- Singapore Dollar
TWD -- Taiwan Dollar


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
FOREIGN GOVERNMENT OBLIGATIONS -- 97.7%
AUSTRALIA -- 2.7%
Commonwealth of Australia
  5.25%, 3/15/2019......................        700,000   $      611,389
  5.75%, 6/15/2011......................      6,400,000        5,862,899
  6.00%, 2/15/2017......................     25,065,000       23,164,151
  6.50%, 5/15/2013......................     10,570,000        9,939,991
                                                          --------------
                                                              39,578,430
                                                          --------------
AUSTRIA -- 3.6%
Republic of Austria
  3.80%, 10/20/2013 (a).................     14,050,000       21,145,776
  4.65%, 1/15/2018......................     13,835,000       21,393,071
  6.25%, 7/15/2027......................      6,565,000       11,538,054
                                                          --------------
                                                              54,076,901
                                                          --------------
BELGIUM -- 4.7%
Kingdom of Belgium
  4.00%, 3/28/2019......................      4,120,000        6,038,079
  5.00%, 9/28/2012......................     18,245,000       28,391,047
  5.00%, 3/28/2035......................      4,875,000        7,514,645
  5.50%, 9/28/2017......................     16,935,000       27,690,617
                                                          --------------
                                                              69,634,388
                                                          --------------
CANADA -- 4.5%
Government of Canada
  2.75%, 12/1/2010......................      7,675,000        7,459,469
  3.75%, 6/1/2019.......................      1,300,000        1,253,684
  4.00%, 6/1/2016.......................     24,520,000       24,600,693
  5.00%, 6/1/2037.......................      7,300,000        8,011,303
  5.25%, 6/1/2012.......................     14,340,000       14,796,046
  5.75%, 6/1/2029.......................      9,360,000       10,768,888
                                                          --------------
                                                              66,890,083
                                                          --------------
DENMARK -- 2.7%
Kingdom of Denmark
  4.00%, 11/15/2017.....................     27,005,000        5,401,411
  4.00%, 11/15/2019.....................     16,000,000        3,161,150
  4.50%, 11/15/2039.....................     42,660,000        8,558,347
  5.00%, 11/15/2013.....................    111,820,000       23,500,106
                                                          --------------
                                                              40,621,014
                                                          --------------
FRANCE -- 4.5%
Republic of France
  3.75%, 10/25/2019.....................     15,400,000       22,282,767
  4.00%, 4/25/2013......................      3,390,000        5,169,295
  5.00%, 4/25/2012......................     14,680,000       22,718,651
  5.75%, 10/25/2032.....................      9,655,000       16,855,586
                                                          --------------
                                                              67,026,299
                                                          --------------
GERMANY -- 10.3%
Federal Republic of Germany
  4.00%, 1/4/2037.......................      9,145,000       12,778,590
  4.25%, 7/4/2017.......................     39,290,000       60,684,258
  4.50%, 1/4/2013.......................     10,585,000       16,361,367
  5.25%, 1/4/2011.......................     29,255,000       43,816,644
  5.63%, 1/4/2028.......................     11,950,000       20,331,010
                                                          --------------
                                                             153,971,869
                                                          --------------
GREECE -- 4.2%
Republic of Greece
  3.70%, 7/20/2015......................     18,160,000       24,184,812
  4.30%, 3/20/2012......................     14,950,000       21,422,901
  4.30%, 7/20/2017......................     12,175,000       16,229,933
  4.50%, 9/20/2037......................        300,000          328,366
                                                          --------------
                                                              62,166,012
                                                          --------------
ITALY -- 11.5%
Republic of Italy
  3.75%, 2/1/2011.......................     29,085,000       42,880,163
  4.00%, 2/1/2037.......................     19,680,000       25,105,916
  4.75%, 2/1/2013.......................      8,715,000       13,413,117
  5.25%, 8/1/2017.......................     38,035,000       60,903,062
  6.50%, 11/1/2027......................     16,705,000       29,238,891
                                                          --------------
                                                             171,541,149
                                                          --------------
JAPAN -- 22.3%
Government of Japan 5 Year Bond
  1.50%, 3/20/2011......................  4,102,700,000       44,791,198
Government of Japan 10 Year Bond
  1.30%, 6/20/2012......................  5,977,600,000       65,957,659
  1.50%, 9/20/2014......................  5,678,400,000       63,938,192
  1.70%, 12/20/2016.....................  3,255,600,000       37,142,201
Government of Japan 20 Year Bond
  1.90%, 3/20/2029......................    939,700,000        9,842,821
  2.30%, 6/20/2027......................  3,102,200,000       34,988,264
  2.60%, 3/20/2019......................  2,148,800,000       26,009,840
  2.90%, 9/20/2019......................  2,840,200,000       35,083,174
Government of Japan 30 Year Bond
  2.40%, 3/20/2037......................  1,281,750,000       14,200,460
                                                          --------------
                                                             331,953,809
                                                          --------------
MEXICO -- 2.8%
United Mexican States
  7.25%, 12/15/2016.....................    135,650,000       10,219,208
  9.00%, 12/20/2012.....................    231,950,000       18,816,600
  10.00%, 12/5/2024.....................    136,280,000       11,961,270
                                                          --------------
                                                              40,997,078
                                                          --------------
NETHERLANDS -- 4.3%
Kingdom of the Netherlands
  3.75%, 7/15/2014......................     12,460,000       18,847,335
  4.00%, 7/15/2018......................        685,000        1,023,983
  4.00%, 1/15/2037......................        760,000        1,050,827
  4.50%, 7/15/2017......................     12,360,000       19,200,591
  5.00%, 7/15/2011......................     13,280,000       20,159,331
  5.50%, 1/15/2028......................      2,225,000        3,712,281
                                                          --------------
                                                              63,994,348
                                                          --------------
POLAND -- 2.8%
Republic of Poland
  4.25%, 5/24/2011......................     49,160,000       17,095,095
  4.75%, 4/25/2012......................     11,605,000        4,028,006
  5.25%, 10/25/2017.....................     15,000,000        4,956,138
  5.75%, 9/23/2022......................      8,840,000        2,936,467
  6.25%, 10/24/2015.....................     36,020,000       12,750,868
                                                          --------------
                                                              41,766,574
                                                          --------------
SOUTH AFRICA -- 2.5%
Republic of South Africa
  7.25%, 1/15/2020......................     43,105,000        5,133,304
  10.50%, 12/21/2026 (b)................     69,315,000       10,593,017


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
  13.50%, 9/15/2015.....................    130,935,000   $   21,816,247
                                                          --------------
                                                              37,542,568
                                                          --------------
SPAIN -- 4.4%
Kingdom of Spain
  3.15%, 1/31/2016......................     18,120,000       25,848,686
  4.20%, 1/31/2037......................      6,675,000        8,784,936
  4.60%, 7/30/2019......................     13,300,000       20,031,233
  6.15%, 1/31/2013......................      6,600,000       10,539,380
                                                          --------------
                                                              65,204,235
                                                          --------------
SWEDEN -- 2.6%
Kingdom of Sweden
  3.75%, 8/12/2017......................    117,535,000       17,111,638
  4.25%, 3/12/2019......................     52,900,000        7,959,635
  5.50%, 10/8/2012......................     90,675,000       13,977,470
                                                          --------------
                                                              39,048,743
                                                          --------------
TAIWAN -- 2.7%
Government of Taiwan
  0.25%, 10/21/2011.....................    250,000,000        7,800,094
  1.38%, 9/9/2019.......................    350,000,000       10,813,769
  2.00%, 7/20/2014......................    375,000,000       12,292,555
  2.13%, 8/13/2029......................    250,000,000        7,816,203
  2.38%, 9/21/2017......................     50,000,000        1,686,404
                                                          --------------
                                                              40,409,025
                                                          --------------
UNITED KINGDOM -- 4.6%
United Kingdom Treasury Bond
  4.25%, 3/7/2011.......................      5,135,000        8,624,768
  4.50%, 3/7/2019.......................      1,600,000        2,667,989
  4.75%, 9/7/2015.......................      8,560,000       14,994,476
  4.75%, 12/7/2038......................      9,902,000       16,848,909
  5.00%, 3/7/2012.......................      3,750,000        6,498,475
  5.00%, 3/7/2025.......................     10,995,000       18,839,576
                                                          --------------
                                                              68,474,193
                                                          --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $1,406,540,297).................                   1,454,896,718
                                                          --------------

                                              SHARES
                                              ------
SHORT TERM INVESTMENTS -- 1.2%
MONEY MARKET FUNDS -- 1.2%
State Street Institutional Liquid
  Reserves Fund (c).....................     14,147,853       14,147,853
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........      2,801,235        2,801,235
                                                          --------------
TOTAL SHORT TERM INVESTMENTS -- (E)
  (Cost $16,949,088)....................                      16,949,088
                                                          --------------
TOTAL INVESTMENTS -- 98.9% (F)
  (Cost $1,423,489,385).................                   1,471,845,806
OTHER ASSETS AND
  LIABILITIES -- 1.1%...................                      16,732,051
                                                          --------------
NET ASSETS -- 100.0%....................                  $1,488,577,857
                                                          ==============





(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     1.4% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security, or portion thereof, was on loan at December 31, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e)  Value is determined based on Level 1 inputs. (Note 2)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (
     Note 2)


At December 31, 2009, Open Forward Foreign Currency Exchange Contracts were as follows:

Forwards Foreign Currency Conracts to Buy:

                                                                            NET UNREALIZED
                      CONTRACTS TO           VALUE AT        IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER         DECEMBER 31, 2009     FOR U.S. $    (DEPRECIATION)
---------------       ------------      -----------------    -----------    --------------
    3/5/2010           200,000   AUD        $  178,776        $  183,466       $  (4,690)
    3/5/2010         1,500,000   EUR         2,151,884         2,258,950        (107,066)
    3/5/2010        30,000,000   JPY           322,355           342,314         (19,959)
    3/5/2010       161,700,000   TWD         5,143,948         5,071,093          72,855
                                                                               ---------
                                                                               $ (58,860)
                                                                               =========



Forwards Foreign Currency Conracts to Sell:

                                                                           NET UNREALIZED
                     CONTRACTS TO           VALUE AT        IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER        DECEMBER 31, 2009     FOR U.S. $    (DEPRECIATION)
---------------      ------------      -----------------    -----------    --------------
    3/5/2010       30,000,000   JPY         $322,355          $346,460        $ 24,105
                                                                              --------
                                                                              $(34,755)
                                                                              ========





See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

AUD -- Australian Dollar
EUR -- Euro Currency
JPY -- Japanese Yen
TWD -- Taiwan Dollar


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
CORPORATE BONDS & NOTES -- 98.3%
AEROSPACE & DEFENSE -- 0.5%
BE Aerospace, Inc.
  8.50%, 7/1/2018.......................  $ 16,827,000   $   17,836,620
                                                         --------------
AIRLINES -- 1.1%
Delta Air Lines, Inc.
  9.50%, 9/15/2014 (a)..................    18,360,000       19,071,450
United Air Lines, Inc.
  9.75%, 1/15/2017 (b)..................    17,000,000       17,340,000
                                                         --------------
                                                             36,411,450
                                                         --------------
AUTO COMPONENTS -- 0.8%
The Goodyear Tire & Rubber Co.
  10.50%, 5/15/2016.....................    24,914,000       27,529,970
                                                         --------------
AUTOMOBILES -- 0.8%
Navistar International Corp.
  8.25%, 11/1/2021......................    27,210,000       27,890,250
                                                         --------------
BEVERAGES -- 0.5%
Constellation Brands, Inc.:
  7.25%, 9/1/2016.......................    14,200,000       14,413,000
  7.25%, 5/15/2017......................     4,000,000        4,055,000
                                                         --------------
                                                             18,468,000
                                                         --------------
BIOTECHNOLOGY -- 0.5%
Talecris Biotherapeutics Holdings Corp.
  7.75%, 11/15/2016 (a).................    15,875,000       16,113,125
                                                         --------------
BUILDING PRODUCTS -- 1.1%
Nortek, Inc.
  11.00%, 12/15/2013....................    18,771,058       19,615,755
Ply Gem Industries, Inc.
  11.75%, 6/15/2013.....................    17,769,000       17,769,000
                                                         --------------
                                                             37,384,755
                                                         --------------
CHEMICALS -- 1.9%
Ashland, Inc.
  9.13%, 6/1/2017 (a)...................    15,660,000       17,186,850
Huntsman International LLC
  5.50%, 6/30/2016 (a)..................    15,000,000       13,312,500
Momentive Performance Materials, Inc.
  9.75%, 12/1/2014......................    17,425,000       16,771,562
Terra Capital, Inc.
  7.75%, 11/1/2019 (a)..................    17,600,000       18,832,000
                                                         --------------
                                                             66,102,912
                                                         --------------
COMMERCIAL BANKS -- 1.0%
BAC Capital Trust XI
  6.63%, 5/23/2036......................     3,710,000        3,315,145
BAC Capital Trust XIV
  5.63%, 12/31/2049 (b)(c)..............    16,505,000       11,388,450
Royal Bank of Scotland Group PLC
  7.64%, 3/31/2049 (c)..................    35,965,000       19,421,100
                                                         --------------
                                                             34,124,695
                                                         --------------
COMMERCIAL SERVICES & SUPPLIES -- 4.2%
ARAMARK Corp.
  8.50%, 2/1/2015.......................    33,822,000       34,836,660
Ceridian Corp.
  11.25%, 11/15/2015....................    22,100,000       21,077,875
Hertz Corp.
  8.88%, 1/1/2014.......................    45,466,000       46,488,985
National Money Mart Co.
  10.38%, 12/15/2016 (a)................    12,000,000       12,270,000
Servicemaster Co. PIK
  10.75%, 7/15/2015 (a)(b)..............    26,500,000       27,560,000
                                                         --------------
                                                            142,233,520
                                                         --------------
CONTAINERS & PACKAGING -- 0.5%
Owens-Brockway Glass Container, Inc.
  7.38%, 5/15/2016 (a)..................    16,740,000       17,284,050
                                                         --------------
DISTRIBUTORS -- 0.7%
McJunkin Red Man Corp.
  9.50%, 12/15/2016 (a).................    24,440,000       23,890,100
                                                         --------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Reynolds Group Issuer, Inc.
  7.75%, 10/15/2016 (a).................    28,400,000       29,039,000
                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 7.0%
CIT Group, Inc.:
  7.00%, 5/1/2013.......................     2,071,302        1,931,489
  7.00%, 5/1/2014.......................     3,106,953        2,885,583
  7.00%, 5/1/2015.......................     3,106,953        2,780,723
  7.00%, 5/1/2016.......................     5,178,256        4,556,865
  7.00%, 5/1/2017.......................     7,249,559        6,288,992
Citigroup Capital XXI
  8.30%, 12/21/2077 (c).................    62,640,000       60,291,000
Ford Motor Credit Co. LLC
  7.50%, 8/1/2012.......................    46,100,000       46,489,914
GMAC LLC:
  6.63%, 5/15/2012 (a)..................     3,197,000        3,133,060
  6.88%, 9/15/2011 (a)..................    78,437,000       77,260,445
Nuveen Investments, Inc.
  10.50%, 11/15/2015 (a)................    20,905,000       18,971,288
Petroplus Finance, Ltd.
  7.00%, 5/1/2017 (a)(b)................    16,750,000       15,075,000
                                                         --------------
                                                            239,664,359
                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.4%
Cricket Communications, Inc.
  9.38%, 11/1/2014......................    26,243,000       26,374,215
Global Crossing Ltd.
  12.00%, 9/15/2015 (a).................    19,860,000       21,796,350
Inmarsat Finance PLC
  7.38%, 12/1/2017 (a)..................    17,375,000       17,765,938
Intelsat Bermuda, Ltd.:
  11.25%, 6/15/2016.....................    15,680,000       16,973,600
  11.25%, 2/4/2017 (a)(d)...............    58,500,000       58,646,250
Level 3 Financing, Inc.
  9.25%, 11/1/2014......................    15,387,000       14,540,715
Virgin Media Finance PLC
  9.50%, 8/15/2016......................    35,735,000       38,370,456
Wind Acquisition Finance SA
  11.75%, 7/15/2017 (a)(b)..............    52,070,000       56,886,475
                                                         --------------
                                                            251,353,999
                                                         --------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
ELECTRIC UTILITIES -- 6.7%
Calpine Construction Finance Co. LP and
  CCFC Finance Corp.
  8.00%, 6/1/2016 (a)...................  $ 21,200,000   $   21,836,000
Calpine Corp.
  7.25%, 10/15/2017 (a).................     8,000,000        7,680,000
Edison Mission Energy
  7.00%, 5/15/2017......................    29,994,000       23,695,260
Intergen NV
  9.00%, 6/30/2017 (a)..................    33,309,000       34,724,633
NRG Energy, Inc.
  7.38%, 2/1/2016.......................    17,608,000       17,630,010
RRI Energy, Inc.
  7.88%, 6/15/2017......................    19,130,000       18,795,225
Texas Competitive Electric Holdings Co.
  LLC
  10.25%, 11/1/2015.....................    76,285,000       61,790,850
The AES Corp.
  8.00%, 10/15/2017.....................    40,489,000       41,551,836
                                                         --------------
                                                            227,703,814
                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.6%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015 (a).................    24,500,000       20,947,500
                                                         --------------
FOOD PRODUCTS -- 1.5%
Smithfield Foods, Inc.
  10.00%, 7/15/2014 (a).................    22,705,000       24,634,925
Tyson Foods, Inc.:
  7.85%, 4/1/2016.......................    13,525,000       13,863,125
  10.50%, 3/1/2014 (a)..................    10,000,000       11,425,000
                                                         --------------
                                                             49,923,050
                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Bausch & Lomb, Inc.
  9.88%, 11/1/2015......................    15,602,000       16,460,110
Biomet, Inc.
  11.63%, 10/15/2017 (b)................    25,787,000       28,494,635
Boston Scientific Corp.
  6.00%, 1/15/2020......................    22,890,000       23,388,476
VWR Funding, Inc. PIK
  Series B 10.25%, 7/15/2015 (b)........    11,350,000       11,804,000
                                                         --------------
                                                             80,147,221
                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 6.8%
Apria Healthcare Group, Inc.
  11.25%, 11/1/2014 (a).................    17,010,000       18,668,475
Community Health Systems, Inc.
  8.88%, 7/15/2015......................    74,091,000       76,684,185
HCA, Inc.
  9.25%, 11/15/2016 (b).................    83,963,000       90,155,271
Tenet Healthcare Corp.:
  8.88%, 7/1/2019 (a)(b)................     7,005,000        7,565,400
  10.00%, 5/1/2018 (a)(b)...............    16,625,000       18,620,000
US Oncology, Inc.
  9.13%, 8/15/2017 (a)(b)...............    19,270,000       20,233,500
                                                         --------------
                                                            231,926,831
                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
Ameristar Casinos, Inc.
  9.25%, 6/1/2014 (a)...................    17,970,000       18,643,875
Harrah's Operating Co., Inc.
  10.00%, 12/15/2018 (a)................    83,532,000       67,034,430
MGM Mirage, Inc.:
  11.13%, 11/15/2017 (a)................     7,445,000        8,245,338
  13.00%, 11/15/2013 (a)................    15,111,000       17,339,872
Wyndham Worldwide Corp.
  6.00%, 12/1/2016......................    17,433,000       16,240,478
                                                         --------------
                                                            127,503,993
                                                         --------------
HOUSEHOLD DURABLES -- 1.0%
Jarden Corp.
  7.50%, 5/1/2017.......................    16,192,000       16,151,520
K Hovnanian Enterprises, Inc.:
  8.63%, 1/15/2017......................       100,000           72,000
  10.63%, 10/15/2016 (a)................    16,000,000       16,720,000
                                                         --------------
                                                             32,943,520
                                                         --------------
INSURANCE -- 3.2%
American International Group, Inc.
  8.18%, 5/15/2058 (c)..................   100,405,000       66,267,300
Liberty Mutual Group, Inc.
  10.75%, 6/15/2058 (a)(c)..............    31,700,000       33,602,000
MBIA Insurance Corp.
  14.00%, 1/15/2033 (a)(b)(c)...........    25,000,000       10,750,000
                                                         --------------
                                                            110,619,300
                                                         --------------
IT SERVICES -- 2.8%
First Data Corp.
  11.25%, 3/31/2016 (a)(b)..............    61,420,000       52,514,100
First Data Corp. PIK
  10.55%, 9/24/2015.....................    27,000,000       23,962,500
GXS Worldwide, Inc.
  9.75%, 6/15/2015 (a)..................    18,890,000       18,559,425
                                                         --------------
                                                             95,036,025
                                                         --------------
MACHINERY -- 1.3%
Case New Holland, Inc.
  7.75%, 9/1/2013 (a)...................    26,400,000       26,994,000
Terex Corp.
  8.00%, 11/15/2017.....................    19,769,000       19,027,663
                                                         --------------
                                                             46,021,663
                                                         --------------
MEDIA -- 9.3%
AMC Entertainment, Inc.
  8.75%, 6/1/2019.......................    15,375,000       15,682,500
Cablevision Systems Corp.
  8.63%, 9/15/2017 (a)..................    24,375,000       25,380,469
CCH II LLC / CCH II Capital Corp.
  13.50%, 11/30/2016....................    12,075,000       14,218,313
Cengage Learn Aquisitions, Inc.
  10.50%, 1/15/2015 (a).................    30,820,000       29,471,625
Cequel Communications Holdings I LLC and
  Cequel Capital Corp.
  8.63%, 11/15/2017 (a).................    16,075,000       16,235,750
Clear Channel Communications, Inc.
  10.75%, 8/1/2016......................    21,500,000       16,877,500


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
Clear Channel Worldwide Holdings, Inc.
  9.25%, 12/15/2017 (a).................  $ 31,615,000   $   32,544,250
DISH DBS Corp.
  7.88%, 9/1/2019 (a)...................    16,600,000       17,409,250
Echostar DBS Corp.
  7.13%, 2/1/2016.......................    10,252,000       10,469,855
Interpublic Group of Cos, Inc.
  10.00%, 7/15/2017 (a).................    14,870,000       16,505,700
Quebecor Media, Inc.
  7.75%, 3/15/2016......................    17,432,000       17,388,420
Umbrella Acquisition, Inc. PIK
  9.75%, 3/15/2015 (a)..................    38,350,000       33,604,187
UPC Germany GmbH
  8.13%, 12/1/2017 (a)..................    20,880,000       21,114,900
WMG Acquisition Corp.
  9.50%, 6/15/2016 (a)..................    28,715,000       30,760,944
XM Satellite Radio, Inc.
  13.00%, 8/1/2013 (a)..................    19,162,000       20,814,722
                                                         --------------
                                                            318,478,385
                                                         --------------
METALS & MINING -- 2.3%
Steel Dynamics, Inc.
  7.38%, 11/1/2012......................    18,452,000       19,005,560
Teck Resources Ltd.
  10.75%, 5/15/2019 (a).................    50,365,000       60,186,175
                                                         --------------
                                                             79,191,735
                                                         --------------
MULTILINE RETAIL -- 3.6%
Dollar General Corp.
  10.63%, 7/15/2015 (b).................    29,627,000       32,811,902
JC Penney Corp, Inc.
  6.38%, 10/15/2036.....................    17,025,000       15,118,200
Macy's Retail Holdings, Inc.:
  5.35%, 3/15/2012......................     5,000,000        5,106,250
  5.90%, 12/1/2016......................    24,375,000       23,765,625
Rite Aid Corp.
  9.50%, 6/15/2017......................    22,040,000       19,174,800
SUPERVALU, Inc.
  8.00%, 5/1/2016 (b)...................    25,903,000       26,291,545
                                                         --------------
                                                            122,268,322
                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 9.9%
Arch Coal, Inc.
  8.75%, 8/1/2016 (a)...................    15,990,000       16,909,425
Chesapeake Energy Corp.:
  6.50%, 8/15/2017......................     1,750,000        1,715,000
  7.25%, 12/15/2018.....................     4,550,000        4,584,125
  9.50%, 2/15/2015......................    33,453,000       36,714,667
Citic Resources Finance, Ltd.
  6.75%, 5/15/2014 (a)..................     6,500,000        6,337,500
Dynegy Holdings, Inc.
  7.75%, 6/1/2019.......................    27,298,000       23,681,015
El Paso Corp.:
  7.00%, 6/15/2017......................    19,877,000       19,713,850
  7.25%, 6/1/2018.......................     4,000,000        3,951,992
Energy XXI Gulf Coast, Inc.
  10.00%, 6/15/2013.....................           839              776
Energy XXI Gulf Coast, Inc. PIK
  16.00%, 6/15/2014 (a).................           129              142
Enterprise Products Operating LP
  7.03%, 1/15/2068 (b)(c)...............    18,775,000       17,226,063
Expro Finance Luxembourg SCA
  8.50%, 12/15/2016 (a).................    18,615,000       18,475,387
Forest Oil Corp.
  7.25%, 6/15/2019......................    26,448,000       26,117,400
Newfield Exploration Co.
  7.13%, 5/15/2018......................    14,025,000       14,165,250
OPTI Canada, Inc.
  8.25%, 12/15/2014.....................    19,782,000       16,295,423
PetroHawk Energy Corp.
  7.88%, 6/1/2015.......................    22,275,000       22,497,750
Plains Exploration & Production Co.
  7.75%, 6/15/2015......................    16,171,000       16,453,993
Quicksilver Resources, Inc.
  11.75%, 1/1/2016......................    15,385,000       17,461,975
Sabine Pass LNG LP
  7.50%, 11/30/2016.....................    37,073,000       30,863,272
SandRidge Energy, Inc.
  8.00%, 6/1/2018 (a)...................    21,045,000       20,676,712
Southern Union Co.
  7.20%, 11/1/2066 (c)..................        25,000           21,375
Southwestern Energy Co.
  7.50%, 2/1/2018 (a)(b)................    15,971,000       16,929,260
Williams Partners LP/Williams Partners
  Finance Corp.
  7.25%, 2/1/2017.......................     8,525,000        8,611,887
                                                         --------------
                                                            339,404,239
                                                         --------------
PAPER & FOREST PRODUCTS -- 1.9%
Georgia-Pacific LLC:
  7.13%, 1/15/2017 (a)..................    14,778,000       14,962,725
  8.25%, 5/1/2016 (a)...................     4,000,000        4,240,000
NewPage Corp.
  11.38%, 12/31/2014 (a)................    44,715,000       45,162,150
                                                         --------------
                                                             64,364,875
                                                         --------------
PHARMACEUTICALS -- 0.4%
Elan Corp. PLC
  8.75%, 10/15/2016 (a).................    15,285,000       14,597,175
                                                         --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
Felcor Lodging LP
  10.00%, 10/1/2014 (a).................    16,850,000       16,997,437
Residential Capital LLC
  9.63%, 5/15/2015......................    47,165,000       40,090,250
                                                         --------------
                                                             57,087,687
                                                         --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
Realogy Corp.
  10.50%, 4/15/2014.....................    41,322,000       35,743,530
                                                         --------------
ROAD & RAIL -- 0.5%
RailAmerica, Inc.
  9.25%, 7/1/2017 (a)...................    16,945,000       18,025,244
                                                         --------------
SEMICONDUCTORS -- 1.0%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014.....................    35,413,000       32,491,428
                                                         --------------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
SPECIALTY RETAIL -- 2.5%
Blockbuster, Inc.
  11.75%, 10/1/2014 (a).................  $ 16,375,000   $   15,556,250
Limited Brands, Inc.
  6.90%, 7/15/2017 (b)..................    17,521,000       17,499,099
QVC, Inc.
  7.50%, 10/1/2019 (a)..................    25,815,000       26,331,300
Toys R Us Property Co. I LLC
  10.75%, 7/15/2017 (a).................    23,925,000       26,197,875
                                                         --------------
                                                             85,584,524
                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES -- 5.4%
CC Holdings GS V LLC/Crown Castle GS III
  Corp.
  7.75%, 5/1/2017 (a)(b)................    16,040,000       17,082,600
Clearwire Communications LLC/Clearwire
  Finance, Inc.
  12.00%, 12/1/2015 (a).................    42,155,000       42,787,325
Cricket Communications, Inc.
  7.75%, 5/15/2016......................     2,500,000        2,493,750
Crown Castle International Corp.
  9.00%, 1/15/2015......................    10,600,000       11,289,000
Frontier Communications Corp.
  8.25%, 5/1/2014.......................    16,025,000       16,706,062
Level 3 Financing, Inc.
  8.75%, 2/15/2017......................     2,000,000        1,825,000
NII Capital Corp.
  10.00%, 8/15/2016 (a).................    22,600,000       23,673,500
Sprint Nextel Corp.:
  6.00%, 12/1/2016......................    37,348,000       34,080,049
  8.38%, 8/15/2017......................     2,000,000        2,040,000
Telesat Canada / Telesat LLC
  11.00%, 11/1/2015 (a).................    15,725,000       17,061,625
Windstream Corp.
  7.88%, 11/1/2017 (a)..................    16,000,000       15,800,000
                                                         --------------
                                                            184,838,911
                                                         --------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $3,031,066,830).................                  3,360,175,777
                                                         --------------


SECURITY DESCRIPTION                         SHARES           VALUE
--------------------                         ------           -----
COMMON STOCKS -- 0.0% (E)
BUILDING PRODUCTS -- 0.0% (E)
Nortek, Inc. (b)
  (Cost $489,836).......................        18,688          654,080
                                                         --------------
SHORT TERM INVESTMENTS -- 0.8%
MONEY MARKET FUND -- 0.8%
State Street Institutional Liquid
  Reserves Fund (f)(g)
  (Cost $27,304,566)....................    27,304,566       27,304,566
                                                         --------------
TOTAL INVESTMENTS -- 99.1% (H)
  (Cost $3,058,861,232).................                  3,388,134,423
OTHER ASSETS AND
  LIABILITIES -- 0.9%...................                     30,660,152
                                                         --------------
NET ASSETS -- 100.0%....................                 $3,418,794,575
                                                         ==============





(a)  Security purchased pursuant to Rule 144A of the
     Securities Act of 1933. These securities, which represent
     46.9% of net assets as of December 31, 2009, are
     considered liquid and may be resold in transactions
     exempt from registration, normally to qualified
     institutional buyers.
(b)  Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in
     accordance with the procedures approved by the Board of
     Trustees.
(c)  Variable-rate security.  Rate shown is rate in effect at
     December 31, 2009.
(d)  Step Bond -- coupon rate increases in increments to
     maturity. Rate disclosed is as of December 31, 2009.
     Maturity date indicated represents the instrument's
     ultimate maturity date.
(e)  Amount shown represents less than 0.05% of net assets.
(f)  Value determined based on Level 1 inputs. (Note 2)
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(h)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)


PIK = Payment in Kind

At December 31, 2009, outstanding credit default swap contracts -- sell protection were as follows:

                                                                                                               UPFRONT
                                                         RECEIVE    EXPIRATION     NOTIONAL       MARKET       PREMIUMS
COUNTERPARTY                REFERENCE OBLIGATION       FIXED RATE      DATE         AMOUNT        VALUE       (RECEIVED)
------------                --------------------       ----------   ----------     --------       ------      ----------
Barclays Capital        Harrah's Operating Co., Inc.      5.00%     12/20/2018   $15,000,000   $(4,909,083)  $(6,225,694)
                          UNREALIZED
                         APPRECIATION/
COUNTERPARTY            (DEPRECIATION)
------------            --------------
Barclays Capital          $1,316,611




See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 95.6%
AUTOMOBILES -- 1.5%
Daimler Finance North America LLC
  7.30%, 1/15/2012......................  $  200,000   $   217,552
                                                       -----------
CAPITAL MARKETS -- 10.1%
Morgan Stanley
  6.60%, 4/1/2012.......................     500,000       542,968
The Bear Stearns Cos LLC
  5.35%, 2/1/2012.......................     300,000       315,129
The Goldman Sachs Group, Inc.
  6.60%, 1/15/2012......................     600,000       649,987
                                                       -----------
                                                         1,508,084
                                                       -----------
COMMERCIAL BANKS -- 6.8%
BB&T Corp.
  6.50%, 8/1/2011.......................     300,000       320,474
Deutsche Bank AG
  5.38%, 10/12/2012.....................      45,000        48,593
JPMorgan Chase & Co.
  5.38%, 10/1/2012......................     250,000       270,791
The Bank of New York Mellon Corp.
  4.95%, 11/1/2012......................     100,000       107,687
Wells Fargo & Co.
  5.25%, 10/23/2012.....................     250,000       267,216
                                                       -----------
                                                         1,014,761
                                                       -----------
COMPUTERS & PERIPHERALS -- 3.5%
Hewlett-Packard Co.
  2.25%, 5/27/2011......................     200,000       202,654
International Business Machines Corp.
  4.75%, 11/29/2012.....................     300,000       321,816
                                                       -----------
                                                           524,470
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 23.7%
Bank of America Corp.
  5.38%, 8/15/2011......................     150,000       158,053
Citigroup, Inc.
  5.63%, 8/27/2012......................     500,000       516,573
Countrywide Financial Corp.
  5.80%, 6/7/2012.......................     400,000       426,500
Credit Suisse USA, Inc.:
  5.25%, 3/2/2011.......................     200,000       207,603
  6.13%, 11/15/2011.....................     350,000       377,105
General Electric Capital Corp.:
  5.25%, 10/19/2012.....................     200,000       213,441
  5.50%, 4/28/2011......................     350,000       366,900
  6.00%, 6/15/2012......................     500,000       539,083
HSBC Finance Corp.
  7.00%, 5/15/2012......................     500,000       542,587
International Lease Finance Corp.
  5.30%, 5/1/2012.......................     200,000       172,000
                                                       -----------
                                                         3,519,845
                                                       -----------
ELECTRIC UTILITIES -- 2.2%
Southern Power Co.
  6.25%, 7/15/2012......................     300,000       328,328
                                                       -----------
FOOD & STAPLES RETAILING -- 4.7%
Target Corp.
  5.88%, 3/1/2012.......................     150,000       162,465
The Kroger Co.
  6.75%, 4/15/2012......................     300,000       326,159
Wal-Mart Stores, Inc.
  4.13%, 2/15/2011......................     200,000       206,399
                                                       -----------
                                                           695,023
                                                       -----------
FOOD PRODUCTS -- 4.3%
HJ Heinz Finance Co.
  6.00%, 3/15/2012......................     400,000       428,162
Kraft Foods, Inc.
  6.25%, 6/1/2012.......................     200,000       215,822
                                                       -----------
                                                           643,984
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
UnitedHealth Group, Inc.
  5.25%, 3/15/2011......................     250,000       258,729
                                                       -----------
INSURANCE -- 2.7%
Prudential Financial, Inc.
  3.63%, 9/17/2012......................     400,000       404,486
                                                       -----------
MACHINERY -- 1.9%
John Deere Capital Corp.
  7.00%, 3/15/2012......................     250,000       277,151
                                                       -----------
MEDIA -- 4.4%
The Walt Disney Co.
  6.38%, 3/1/2012.......................     150,000       163,881
Time Warner Cable, Inc.
  5.40%, 7/2/2012.......................     250,000       266,927
Time Warner, Inc.
  6.88%, 5/1/2012.......................     200,000       218,804
                                                       -----------
                                                           649,612
                                                       -----------
METALS & MINING -- 2.8%
Alcoa, Inc.
  6.50%, 6/1/2011.......................     400,000       419,000
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 8.8%
Conoco Funding Co.
  6.35%, 10/15/2011.....................     500,000       544,084
Devon Financing Corp. ULC
  6.88%, 9/30/2011......................     300,000       325,010
Enterprise Products Operating LLC
  7.63%, 2/15/2012......................     400,000       442,153
                                                       -----------
                                                         1,311,247
                                                       -----------
PHARMACEUTICALS -- 3.6%
AstraZeneca PLC
  5.40%, 9/15/2012......................     300,000       327,400
Pfizer, Inc.
  4.45%, 3/15/2012......................     200,000       211,011
                                                       -----------
                                                           538,411
                                                       -----------
SOFTWARE -- 1.4%
Oracle Corp.
  5.00%, 1/15/2011......................     200,000       208,260
                                                       -----------


See accompanying notes to financial statements.

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
WIRELESS TELECOMMUNICATION SERVICES -- 11.4%
Cellco Partnership / Verizon Wireless
  Capital LLC
  3.75%, 5/20/2011......................  $  250,000   $   258,103
France Telecom SA
  7.75%, 3/1/2011.......................     200,000       214,655
New Cingular Wireless Services, Inc.
  8.13%, 5/1/2012.......................     400,000       452,731
Verizon Global Funding Corp.
  7.38%, 9/1/2012.......................     300,000       340,078
Verizon New York, Inc.
  Series A 6.88%, 4/1/2012..............     400,000       432,198
                                                       -----------
                                                         1,697,765
                                                       -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $14,299,694)....................                14,216,708
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 9.8%
MONEY MARKET FUND -- 9.8%
State Street Institutional Liquid
  Reserves Fund (a)(b)
  (Cost $1,461,196).....................   1,461,196     1,461,196
                                                       -----------
TOTAL INVESTMENTS -- 105.4% (C)
  (Cost $15,760,890)....................                15,677,904
OTHER ASSETS AND
  LIABILITIES -- (5.4)%.................                  (799,050)
                                                       -----------
NET ASSETS -- 100.0%....................               $14,878,854
                                                       ===========





(a)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(b)  Value is determined based on Level 1 inputs. (Note 2)
(c)  Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note
     2)




See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          SPDR BARCLAYS
                                          SPDR BARCLAYS                      CAPITAL
                                           CAPITAL 1-3    SPDR BARCLAYS    INTERMEDIATE
                                              MONTH          CAPITAL           TERM
                                            T-BILL ETF       TIPS ETF      TREASURY ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value*
     (Note 2)...........................  $  751,949,321   $344,847,294    $203,465,764
  Investments in securities of
     affiliated issuers, at value
     (Note 3)...........................         349,733     71,994,306      42,903,672
                                          --------------   ------------    ------------
     Total Investments..................     752,299,054    416,841,600     246,369,436
  Cash..................................              --             --          48,193
  Receivable for investments sold.......     429,529,449             --       3,958,236
  Interest receivable...................          22,122      2,925,539       1,392,335
  Receivable for when issued/
     delayed securities.................              --             --              --
                                          --------------   ------------    ------------
     TOTAL ASSETS.......................   1,181,850,625    419,767,139     251,768,200
                                          --------------   ------------    ------------
LIABILITIES
  Payable upon return of
     securities loaned..................              --     71,137,330      42,038,164
  Payable for investments purchased.....     429,673,199             --       3,746,832
  Payable for when
     issued/delayed securities..........              --             --              --
  Distributions payable.................          62,568        744,550         640,293
  Deferred income for dollar rolls......              --             --              --
  Accrued advisory fee (Note 3).........          88,301         54,454          22,674
  Accrued trustee fees (Note 3).........           4,156          1,511             850
                                          --------------   ------------    ------------
     TOTAL LIABILITIES..................     429,828,224     71,937,845      46,448,813
                                          --------------   ------------    ------------
     NET ASSETS.........................  $  752,022,401   $347,829,294    $205,319,387
                                          ==============   ============    ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............  $  752,085,073   $339,280,973    $206,157,724
  Undistributed (distribution in excess
     of) net investment income..........         (81,873)       (41,839)       (217,706)
  Accumulated net realized gain (loss)
     on investments and foreign
     currency transactions..............          25,604     (1,596,016)        (90,474)
  Net unrealized appreciation
     (depreciation) on :
     Investments........................          (6,403)    10,186,176        (530,157)
                                          --------------   ------------    ------------
     NET ASSETS.........................  $  752,022,401   $347,829,294    $205,319,387
                                          ==============   ============    ============
NET ASSET VALUE PER SHARE
  Net asset value per share.............  $        45.85   $      51.15    $      57.03
                                          ==============   ============    ============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      16,400,461      6,800,225       3,600,168
                                          ==============   ============    ============
COST OF INVESTMENTS:
  Unaffiliated issuers..................  $  751,955,724   $334,661,118    $203,995,921
  Affiliated issuers....................         349,733     71,994,306      42,903,672
                                          --------------   ------------    ------------
  Total cost of investments.............  $  752,305,457   $406,655,424    $246,899,593
                                          ==============   ============    ============
  * Investments of securities on loan,
     at value...........................  $           --   $ 69,667,034    $ 41,087,787
                                          ==============   ============    ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                 SPDR BARCLAYS
 SPDR BARCLAYS      CAPITAL      SPDR BARCLAYS   SPDR BARCLAYS   SPDR BARCLAYS   SPDR BARCLAYS
  CAPITAL LONG    INTERMEDIATE    CAPITAL LONG      CAPITAL         CAPITAL         CAPITAL
      TERM        TERM CREDIT     TERM CREDIT     CONVERTIBLE   MORTGAGE BACKED    AGGREGATE
  TREASURY ETF      BOND ETF        BOND ETF        BOND ETF        BOND ETF        BOND ETF
--------------- --------------- --------------- --------------- --------------- ---------------
  $15,719,254     $52,313,679     $24,090,744     $226,179,589    $10,509,113     $226,898,162
    3,271,435       2,202,892         227,845        6,789,657     10,807,844      109,184,845
  -----------     -----------     -----------     ------------    -----------     ------------
   18,990,689      54,516,571      24,318,589      232,969,246     21,316,957      336,083,007
           --              --              --           30,375             --               --
      302,855              --              --               --             --        4,210,318
      219,307         726,146         384,326          899,698         22,172        1,550,257
           --              --              --               --        424,146               --
  -----------     -----------     -----------     ------------    -----------     ------------
   19,512,851      55,242,717      24,702,915      233,899,319     21,763,275      341,843,582
  -----------     -----------     -----------     ------------    -----------     ------------

    3,265,304         112,890              --               --             --       35,669,261
      240,867       1,145,710              --               --             --               --
           --              --              --               --     11,079,001       94,787,908
       56,092         269,963         176,872        1,875,202        143,169        4,140,503
           --              --              --               --          6,625           70,374
        1,869           6,911           2,895           72,895          1,694           21,024
           75             220              60              611             37              962
  -----------     -----------     -----------     ------------    -----------     ------------
    3,564,207       1,535,694         179,827        1,948,708     11,230,526      134,690,032
  -----------     -----------     -----------     ------------    -----------     ------------
  $15,948,644     $53,707,023     $24,523,088     $231,950,611    $10,532,749     $207,153,550
  ===========     ===========     ===========     ============    ===========     ============

  $16,850,364     $51,910,336     $23,645,422     $212,224,622    $10,556,469     $204,780,571
      (14,685)        (96,837)        (26,199)        (726,506)        (8,609)        (434,470)
      (63,918)        256,656          87,357          973,351         98,230        1,640,106
     (823,117)      1,636,868         816,508       19,479,144       (113,341)       1,167,343
  -----------     -----------     -----------     ------------    -----------     ------------
  $15,948,644     $53,707,023     $24,523,088     $231,950,611    $10,532,749     $207,153,550
  ===========     ===========     ===========     ============    ===========     ============

  $     53.16     $     31.59     $     35.03     $      37.41    $     26.33     $      54.51
  ===========     ===========     ===========     ============    ===========     ============
      300,000       1,700,072         700,000        6,200,000        400,000        3,800,132
  ===========     ===========     ===========     ============    ===========     ============

  $16,542,371     $50,676,811     $23,274,236     $206,700,445    $10,622,454     $225,730,819
    3,271,435       2,202,892         227,845        6,789,657     10,807,844      109,184,845
  -----------     -----------     -----------     ------------    -----------     ------------
  $19,813,806     $52,879,703     $23,502,081     $213,490,102    $21,430,298     $334,915,664
  ===========     ===========     ===========     ============    ===========     ============
  $ 3,189,850     $   110,221     $        --     $         --    $        --     $ 34,871,077
  ===========     ===========     ===========     ============    ===========     ============


SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SPDR BARCLAYS
                                          SPDR BARCLAYS      CAPITAL      SPDR BARCLAYS
                                             CAPITAL        CALIFORNIA     CAPITAL NEW
                                            MUNICIPAL       MUNICIPAL     YORK MUNICIPAL
                                             BOND ETF        BOND ETF        BOND ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value*
     (Note 2)...........................   $800,308,654    $59,209,823     $19,885,570
  Investments in securities of
     affiliated issuers, at value
     (Note 3)...........................      2,662,520         69,261          33,808
                                           ------------    -----------     -----------
     Total Investments..................    802,971,174     59,279,084      19,919,378
  Cash..................................             --             --              --
  Foreign currency, at value............             --             --              --
  Receivable for investments sold.......             --             --              --
  Receivable for fund shares sold
     in- kind...........................             --             --              --
  Unrealized appreciation on forward
     currency contracts.................             --             --              --
  Interest receivable...................      9,733,170        854,392         226,736
                                           ------------    -----------     -----------
     TOTAL ASSETS.......................    812,704,344     60,133,476      20,146,114
                                           ------------    -----------     -----------

LIABILITIES
  Payable upon return of
     securities loaned..................             --             --              --
  Payable for investments purchased.....             --             --              --
  Unrealized depreciation on forward
     currency contracts.................             --             --              --
  Distributions payable.................      2,635,784        222,145          69,492
  Swap contracts, at value (includes
     upfront payment received
     of $6,225,694).....................             --             --              --
  Accrued advisory fee (Note 3).........        132,585         10,153           3,428
  Accrued trustee fees (Note 3).........          3,466            248              86
                                           ------------    -----------     -----------
     TOTAL LIABILITIES..................      2,771,835        232,546          73,006
                                           ------------    -----------     -----------
     NET ASSETS.........................   $809,932,509    $59,900,930     $20,073,108
                                           ============    ===========     ===========
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $785,981,874    $58,919,731     $19,736,437
  Undistributed (distribution in excess
     of) net investment income..........     (1,227,375)       (58,333)        (14,413)
  Accumulated net realized gain (loss)
     on investments and foreign
     currency transactions..............       (851,573)      (152,353)       (186,752)
  Net unrealized appreciation
     (depreciation) on :
     Investments........................     26,029,583      1,191,885         537,836
     Foreign currency...................             --             --              --
     Swap contracts.....................             --             --              --
                                           ------------    -----------     -----------
     NET ASSETS.........................   $809,932,509    $59,900,930     $20,073,108
                                           ============    ===========     ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.............   $      22.62    $     22.18     $     22.30
                                           ============    ===========     ===========
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......     35,802,072      2,700,128         900,010
                                           ============    ===========     ===========
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $774,279,071    $58,017,938     $19,347,734
  Affiliated issuers....................      2,662,520         69,261          33,808
                                           ------------    -----------     -----------
  Total cost of investments.............   $776,941,591    $58,087,199     $19,381,542
                                           ============    ===========     ===========
  Foreign currency, at cost.............   $         --    $        --     $        --
                                           ============    ===========     ===========
  * Investments of securities on loan,
     at value...........................   $         --    $        --     $        --
                                           ============    ===========     ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    SPDR DB      SPDR BARCLAYS
                                 INTERNATIONAL   CAPITAL SHORT   SPDR BARCLAYS
 SPDR BARCLAYS                     GOVERNMENT         TERM          CAPITAL                      SPDR BARCLAYS
 CAPITAL SHORT   SPDR S&P VRDO     INFLATION-    INTERNATIONAL   INTERNATIONAL   SPDR BARCLAYS   CAPITAL SHORT
 TERM MUNICIPAL    MUNICIPAL       PROTECTED        TREASURY        TREASURY      CAPITAL HIGH   TERM CORPORATE
    BOND ETF        BOND ETF        BOND ETF        BOND ETF        BOND ETF     YIELD BOND ETF     BOND ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $878,094,915    $14,394,000    $1,035,554,694   $131,499,860   $1,454,896,718  $3,360,829,857   $14,216,708
     5,072,984         58,873         3,940,822      1,430,513       16,949,088      27,304,566     1,461,196
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
   883,167,899     14,452,873     1,039,495,516    132,930,373    1,471,845,806   3,388,134,423    15,677,904
        30,000             --                --             --               --       1,271,583            --
            --             --         1,480,793      3,670,851        4,238,303              --            --
            --        550,005         1,223,043             --               --              --       279,675
            --             --         5,537,702             --               --              --            --
            --             --                --         34,704               --              --            --
    10,600,420          4,948         7,853,203      2,068,063       22,813,490      67,428,338       207,069
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
   893,798,319     15,007,826     1,055,590,257    138,703,991    1,498,897,599   3,456,834,344    16,164,648
  ------------    -----------    --------------   ------------   --------------  --------------   -----------

            --             --                --             --        2,801,235              --            --
       195,339             --         6,626,980        825,513               --              --     1,279,346
            --             --                --             --           34,755              --            --
     1,407,321          1,676         7,833,779        398,719        6,824,738      32,020,037         5,992
            --             --                --             --               --       4,909,083            --
       146,739          2,549           413,328         39,783          652,571       1,098,129           448
         3,345             61             3,207            299            6,443          12,520             8
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
     1,752,744          4,286        14,877,294      1,264,314       10,319,742      38,039,769     1,285,794
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
  $892,045,575    $15,003,540    $1,040,712,963   $137,439,677   $1,488,577,857  $3,418,794,575   $14,878,854
  ============    ===========    ==============   ============   ==============  ==============   ===========

  $876,786,471    $15,004,301    $1,046,526,254   $140,060,567   $1,460,215,237  $3,128,535,917   $14,966,682
      (913,506)          (761)       (9,071,847)      (340,829)     (19,810,489)    (19,626,580)       (3,355)
       (67,870)            --       (11,562,251)       394,162           69,219     (20,704,564)       (1,487)
    16,240,480             --        14,883,649     (2,654,552)      48,356,421     329,273,191       (82,986)
            --             --           (62,842)       (19,671)        (252,531)             --            --
            --             --                --             --               --       1,316,611            --
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
  $892,045,575    $15,003,540    $1,040,712,963   $137,439,677   $1,488,577,857  $3,418,794,575   $14,878,854
  ============    ===========    ==============   ============   ==============  ==============   ===========

  $      23.98    $     30.01    $        55.65   $      36.17   $        56.82  $        38.62   $     29.76
  ============    ===========    ==============   ============   ==============  ==============   ===========
    37,202,164        500,000        18,700,483      3,800,000       26,200,019      88,523,812       500,000
  ============    ===========    ==============   ============   ==============  ==============   ===========

  $861,854,435    $14,394,000    $1,020,671,045   $134,154,412   $1,406,540,297  $3,031,556,666   $14,299,694
     5,072,984         58,873         3,940,822      1,430,513       16,949,088      27,304,566     1,461,196
  ------------    -----------    --------------   ------------   --------------  --------------   -----------
  $866,927,419    $14,452,873    $1,024,611,867   $135,584,925   $1,423,489,385  $3,058,861,232   $15,760,890
  ============    ===========    ==============   ============   ==============  ==============   ===========
  $         --    $        --    $    1,480,462   $  3,669,242   $    4,219,011  $           --   $        --
  ============    ===========    ==============   ============   ==============  ==============   ===========
  $         --    $        --    $           --   $         --   $    2,835,614  $           --   $        --
  ============    ===========    ==============   ============   ==============  ==============   ===========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          SPDR BARCLAYS
                                          SPDR BARCLAYS                      CAPITAL
                                           CAPITAL 1-3    SPDR BARCLAYS    INTERMEDIATE
                                              MONTH          CAPITAL           TERM
                                            T-BILL ETF       TIPS ETF      TREASURY ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Interest income on securities of
     unaffiliated issuers (Note 2)......     $512,172      $ 6,621,700      $1,905,994
  Interest income on securities of
     affiliated issuers (Note 3)........          433              859             506
  Affiliated securities lending -- net
     (Note 3 and Note 8)................      165,305           64,503          42,633
                                             --------      -----------      ----------
  TOTAL INVESTMENT INCOME...............      677,910        6,687,062       1,949,133
                                             --------      -----------      ----------
EXPENSES
  Advisory fee (Note 3).................      585,104          292,874         120,215
  Trustees fee (Note 3).................       14,440            4,755           2,643
  Miscellaneous expenses................           --               --             118
                                             --------      -----------      ----------
  TOTAL EXPENSES BEFORE WAIVERS.........      599,544          297,629         122,976
                                             --------      -----------      ----------
  Expenses waived by Adviser (Note 3)...           --               --              --
                                             --------      -----------      ----------
  NET EXPENSES..........................      599,544          297,629         122,976
                                             --------      -----------      ----------
  NET INVESTMENT INCOME (LOSS)..........       78,366        6,389,433       1,826,157
                                             --------      -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers.............       99,829         (242,752)         14,259
  Net change in unrealized appreciation
     (depreciation) on:
     Investments in securities of
       unaffiliated issuers.............       17,648        8,247,805        (442,366)
                                             --------      -----------      ----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............      117,477        8,005,053        (428,107)
                                             --------      -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $195,843      $14,394,486      $1,398,050
                                             ========      ===========      ==========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                 SPDR BARCLAYS
 SPDR BARCLAYS      CAPITAL      SPDR BARCLAYS   SPDR BARCLAYS   SPDR BARCLAYS   SPDR BARCLAYS
  CAPITAL LONG    INTERMEDIATE    CAPITAL LONG      CAPITAL         CAPITAL         CAPITAL
      TERM        TERM CREDIT     TERM CREDIT     CONVERTIBLE   MORTGAGE BACKED    AGGREGATE
  TREASURY ETF      BOND ETF        BOND ETF        BOND ETF        BOND ETF        BOND ETF
--------------- --------------- --------------- --------------- --------------- ---------------
   $ 321,230       $1,070,252       $384,356      $ 3,679,213      $ 105,376       $3,406,100
          59            1,250            185            1,862          9,850           92,190
       3,309               16             11               --             --           36,611
   ---------       ----------       --------      -----------      ---------       ----------
     324,598        1,071,518        384,552        3,681,075        115,226        3,534,901
   ---------       ----------       --------      -----------      ---------       ----------

      10,689           34,791          9,620          259,694          7,949          186,285
         245              633            156            1,553            112            3,163
          --               --             --              483            382            1,697
   ---------       ----------       --------      -----------      ---------       ----------
      10,934           35,424          9,776          261,730          8,443          191,145
   ---------       ----------       --------      -----------      ---------       ----------
          --               --             --               --             --          (55,321)
   ---------       ----------       --------      -----------      ---------       ----------
      10,934           35,424          9,776          261,730          8,443          135,824
   ---------       ----------       --------      -----------      ---------       ----------
     313,664        1,036,094        374,776        3,419,345        106,783        3,399,077
   ---------       ----------       --------      -----------      ---------       ----------

     122,180          532,373        130,915        1,578,570        191,960        3,032,878
    (794,761)       1,101,892        203,918       18,162,488       (113,048)         793,686
   ---------       ----------       --------      -----------      ---------       ----------
    (672,581)       1,634,265        334,833       19,741,058         78,912        3,826,564
   ---------       ----------       --------      -----------      ---------       ----------
   $(358,917)      $2,670,359       $709,609      $23,160,403      $ 185,695       $7,225,641
   =========       ==========       ========      ===========      =========       ==========


SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SPDR BARCLAYS
                                          SPDR BARCLAYS      CAPITAL      SPDR BARCLAYS
                                             CAPITAL        CALIFORNIA     CAPITAL NEW
                                            MUNICIPAL       MUNICIPAL     YORK MUNICIPAL
                                             BOND ETF        BOND ETF        BOND ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Interest income on securities of
     unaffiliated issuers (Note 2)......   $14,393,005      $1,184,409      $  379,030
  Interest income on securities of
     affiliated issuers (Note 3)........         3,420             277             162
  Affiliated securities lending -- net
     (Note 3 and Note 8)................            --              --              --
  Foreign taxes withheld................            --              --              --
                                           -----------      ----------      ----------
  TOTAL INVESTMENT INCOME...............    14,396,425       1,184,686         379,192
                                           -----------      ----------      ----------
EXPENSES
  Advisory fee (Note 3).................     1,092,861          52,239          18,194
  Trustees fee (Note 3).................        10,849             767             275
  Miscellaneous expenses................           771              --              --
                                           -----------      ----------      ----------
  TOTAL EXPENSES BEFORE WAIVERS.........     1,104,481          53,006          18,469
                                           -----------      ----------      ----------
  Expenses waived by Adviser (Note 3)...      (375,136)             --              --
                                           -----------      ----------      ----------
  NET EXPENSES..........................       729,345          53,006          18,469
                                           -----------      ----------      ----------
  NET INVESTMENT INCOME (LOSS)..........    13,667,080       1,131,680         360,723
                                           -----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on:
     Investments in securities of
       unaffiliated issuers.............       186,074         124,295          25,849
     Foreign currency transactions......            --              --              --
     Forward foreign
       currency contracts...............            --              --              --
     Swap contracts.....................            --              --              --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments in securities of
       unaffiliated issuers.............    21,284,010       1,789,766         639,959
     Foreign currency...................            --              --              --
     Forward foreign
       currency contracts...............            --              --              --
     Swap contracts.....................            --              --              --
                                           -----------      ----------      ----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS..............    21,470,084       1,914,061         665,808
                                           -----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $35,137,164      $3,045,741      $1,026,531
                                           ===========      ==========      ==========





(1)  For the period September 23, 2009 (commencement of operations) to December 31,
     2009.
(2)  For the period December 16, 2009 (commencement of operations) to December 31,
     2009.




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    SPDR DB      SPDR BARCLAYS
                                 INTERNATIONAL   CAPITAL SHORT   SPDR BARCLAYS
 SPDR BARCLAYS                     GOVERNMENT         TERM          CAPITAL                      SPDR BARCLAYS
 CAPITAL SHORT   SPDR S&P VRDO     INFLATION-    INTERNATIONAL   INTERNATIONAL   SPDR BARCLAYS   CAPITAL SHORT
 TERM MUNICIPAL    MUNICIPAL       PROTECTED        TREASURY        TREASURY      CAPITAL HIGH   TERM CORPORATE
    BOND ETF      BOND ETF(1)       BOND ETF        BOND ETF        BOND ETF     YIELD BOND ETF   BOND ETF(2)
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ 7,256,485       $13,251       $14,459,136     $   524,960     $21,384,235     $165,170,084      $  3,057
        5,608            50             1,583           2,719          44,002           45,825            36
           --            --                65              --           4,918               --            --
           --            --           (10,842)             --         (98,238)              --            --
  -----------       -------       -----------     -----------     -----------     ------------      --------
    7,262,093        13,301        14,449,942         527,679      21,334,917      165,215,909         3,093
  -----------       -------       -----------     -----------     -----------     ------------      --------

      705,010         6,972         1,697,200         111,792       3,385,716        5,280,475           448
       10,003            91             8,957             596          20,227           37,048             8
          303           325               353              --              --              745            --
  -----------       -------       -----------     -----------     -----------     ------------      --------
      715,316         7,388         1,706,510         112,388       3,405,943        5,318,268           456
  -----------       -------       -----------     -----------     -----------     ------------      --------
           --            --                --              --              --               --            --
  -----------       -------       -----------     -----------     -----------     ------------      --------
      715,316         7,388         1,706,510         112,388       3,405,943        5,318,268           456
  -----------       -------       -----------     -----------     -----------     ------------      --------
    6,546,777         5,913        12,743,432         415,291      17,928,974      159,897,641         2,637
  -----------       -------       -----------     -----------     -----------     ------------      --------

        5,008            --        (2,121,331)        329,267       4,688,871       74,478,945        (1,487)
           --            --          (380,813)         71,676         731,853               --            --
           --            --                --           2,866         (12,238)              --            --
           --            --                --              --              --          379,167            --
    9,239,074            --        21,607,880      (3,092,409)     31,558,701      243,743,998       (82,986)
           --            --          (176,944)        (64,658)       (920,642)              --            --
           --            --                --          51,918         338,630               --            --
           --            --                --              --              --        2,731,305            --
  -----------       -------       -----------     -----------     -----------     ------------      --------
    9,244,082            --        18,928,792      (2,701,340)     36,385,175      321,333,415       (84,473)
  -----------       -------       -----------     -----------     -----------     ------------      --------
  $15,790,859       $ 5,913       $31,672,224     $(2,286,049)    $54,314,149     $481,231,056      $(81,836)
  ===========       =======       ===========     ===========     ===========     ============      ========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              SPDR BARCLAYS CAPITAL 1-3 MONTH
                                                        T-BILL ETF                  SPDR BARCLAYS CAPITAL TIPS ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                            Ended  12/31/09       Year Ended      Ended  12/31/09       Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........     $      78,366      $    3,704,521      $  6,389,433       $  1,791,846
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................            99,829             450,914          (242,752)          (683,807)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......            17,648             (32,092)        8,247,805            838,272
                                             -------------      --------------      ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........           195,843           4,123,343        14,394,486          1,946,311
                                             -------------      --------------      ------------       ------------
  Net equalization credits and charges..            (4,818)            313,729            37,415            231,125
                                             -------------      --------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (160,239)         (4,339,871)       (5,918,842)        (3,864,782)
  Net realized gains....................           (62,568)           (179,112)               --                 --
                                             -------------      --------------      ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...          (222,807)         (4,518,983)       (5,918,842)        (3,864,782)
                                             -------------      --------------      ------------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares
     sold...............................        96,304,003       1,298,056,926        50,843,347        226,042,428
  Net proceeds from reinvestment of
     shares issued......................               138              11,645             8,906              2,219
  Cost of shares redeemed...............      (330,197,366)       (596,165,450)               --        (29,228,632)
  Net income equalization...............             4,818            (313,729)          (37,415)          (231,125)
  Other capital (Note 4)................                --                  --                --              1,500
                                             -------------      --------------      ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................      (233,888,407)        701,589,392        50,814,838        196,586,390
                                             -------------      --------------      ------------       ------------
  Net increase (decrease) in net assets
     during the period..................      (233,920,189)        701,507,481        59,327,897        194,899,044
  Net assets at beginning of period.....       985,942,590         284,435,109       288,501,397         93,602,353
                                             -------------      --------------      ------------       ------------
NET ASSETS END OF PERIOD (1) ...........     $ 752,022,401      $  985,942,590      $347,829,294       $288,501,397
                                             =============      ==============      ============       ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................         2,100,000          28,300,000         1,000,000          4,600,000
  Shares issued to shareholders from
     reinvestment of distributions......                 3                 254               177                 45
  Shares redeemed.......................        (7,200,000)        (13,000,000)               --           (600,000)
                                             -------------      --------------      ------------       ------------
  NET INCREASE (DECREASE)...............        (5,099,997)         15,300,254         1,000,177          4,000,045
                                             =============      ==============      ============       ============
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................     $     (81,873)                 --      $    (41,839)      $   (512,430)
                                             =============      ==============      ============       ============





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

SPDR BARCLAYS CAPITAL INTERMEDIATE      SPDR BARCLAYS CAPITAL LONG TERM     SPDR BARCLAYS CAPITAL INTERMEDIATE
         TERM TREASURY ETF                       TREASURY ETF                      TERM CREDIT BOND ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months       For the Period
Ended  12/31/09       Year Ended      Ended  12/31/09       Year Ended      Ended  12/31/09       2/10/09*-
  (Unaudited)          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $  1,826,157       $  2,259,169       $    313,664       $    682,711       $ 1,036,094        $   403,870
        14,259            921,361            122,180          1,692,300           532,373              8,042
      (442,366)           379,999           (794,761)          (128,581)        1,101,892            534,976
  ------------       ------------       ------------       ------------       -----------        -----------
     1,398,050          3,560,529           (358,917)         2,246,430         2,670,359            946,888
  ------------       ------------       ------------       ------------       -----------        -----------
        57,505             90,656             17,654              2,382            55,455             33,950
  ------------       ------------       ------------       ------------       -----------        -----------

    (2,134,160)        (2,206,659)          (384,070)          (675,285)       (1,215,770)          (321,031)
      (278,156)                --                 --                 --           (76,151)                --
  ------------       ------------       ------------       ------------       -----------        -----------
    (2,412,316)        (2,206,659)          (384,070)          (675,285)       (1,291,921)          (321,031)
  ------------       ------------       ------------       ------------       -----------        -----------

    63,263,539        109,202,917         16,634,884         33,644,679        28,176,220         26,723,365
            --                734                 --                 --             2,274                 --
            --        (11,748,735)       (16,441,959)       (29,395,291)       (3,199,131)                --
       (57,505)           (90,656)           (17,654)            (2,382)          (55,455)           (33,950)
            --                 --                 --                 --                --                 --
  ------------       ------------       ------------       ------------       -----------        -----------
    63,206,034         97,364,260            175,271          4,247,006        24,923,908         26,689,415
  ------------       ------------       ------------       ------------       -----------        -----------
    62,249,273         98,808,786           (550,062)         5,820,533        26,357,801         27,349,222
   143,070,114         44,261,328         16,498,706         10,678,173        27,349,222                 --
  ------------       ------------       ------------       ------------       -----------        -----------
  $205,319,387       $143,070,114       $ 15,948,644       $ 16,498,706       $53,707,023        $27,349,222
  ============       ============       ============       ============       ===========        ===========

     1,100,000          1,900,000            300,000            600,000           900,000            900,000
            --                 13                 --                 --                72                 --
            --           (200,000)          (300,000)          (500,000)         (100,000)                --
  ------------       ------------       ------------       ------------       -----------        -----------
     1,100,000          1,700,013                 --            100,000           800,072            900,000
  ============       ============       ============       ============       ===========        ===========
  $   (217,706)      $     90,297       $    (14,685)      $     55,721       $   (96,837)       $    82,839
  ============       ============       ============       ============       ===========        ===========


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                              SPDR BARCLAYS CAPITAL LONG TERM      SPDR BARCLAYS CAPITAL CONVERTIBLE
                                                      CREDIT BOND ETF                          BOND ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months       For the Period       Six Months       For the Period
                                            Ended  12/31/09       3/10/09*-       Ended  12/31/09       4/14/09*-
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $   374,776         $  130,404        $  3,419,345       $   342,721
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................          130,915             12,214           1,578,570           147,326
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......          203,918            612,590          18,162,488         1,316,656
                                              -----------         ----------        ------------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          709,609            755,208          23,160,403         1,806,703
                                              -----------         ----------        ------------       -----------
  Net equalization credits and charges..           21,897                 --             268,919            53,993
                                              -----------         ----------        ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................         (437,511)           (93,868)         (4,327,049)         (238,677)
  Net realized gains....................          (55,772)                --            (681,002)               --
                                              -----------         ----------        ------------       -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...         (493,283)           (93,868)         (5,008,051)         (238,677)
                                              -----------         ----------        ------------       -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares
     sold...............................       17,645,422          6,000,000         176,708,838        42,690,265
  Net proceeds from reinvestment of
     shares issued......................               --                 --                  --                --
  Cost of shares redeemed...............               --                 --          (7,287,625)               --
  Net income equalization...............          (21,897)                --            (268,919)          (53,993)
  Other capital (Note 4)................               --                 --              69,729            49,026
                                              -----------         ----------        ------------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................       17,623,525          6,000,000         169,222,023        42,685,298
                                              -----------         ----------        ------------       -----------
  Net increase (decrease) in net assets
     during the period..................       17,861,748          6,661,340         187,643,294        44,307,317
  Net assets at beginning of period.....        6,661,340                 --          44,307,317                --
                                              -----------         ----------        ------------       -----------
NET ASSETS END OF PERIOD (1) ...........      $24,523,088         $6,661,340        $231,950,611       $44,307,317
                                              ===========         ==========        ============       ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................          500,000            200,000           5,000,000         1,400,000
  Shares issued to shareholders from
     reinvestment of distributions......               --                 --                  --                --
  Shares redeemed.......................               --                 --            (200,000)               --
                                              -----------         ----------        ------------       -----------
  NET INCREASE (DECREASE)...............          500,000            200,000           4,800,000         1,400,000
                                              ===========         ==========        ============       ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $   (26,199)        $   36,536        $   (726,506)      $   181,198
                                              ===========         ==========        ============       ===========





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  SPDR BARCLAYS CAPITAL MORTGAGE        SPDR BARCLAYS CAPITAL AGGREGATE       SPDR BARCLAYS CAPITAL MUNICIPAL
          BACKED BOND ETF                          BOND ETF                              BOND ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months       For the Period       Six Months                            Six Months
Ended  12/31/09       1/15/09*-       Ended  12/31/09       Year Ended      Ended  12/31/09       Year Ended
  (Unaudited)          6/30/09          (Unaudited)          6/30/09          (Unaudited)          6/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $   106,783         $   50,976        $  3,399,077       $  6,337,345       $ 13,667,080       $ 15,373,058
      191,960             28,799           3,032,878          2,754,144            186,074         (1,100,131)
     (113,048)              (293)            793,686          1,786,741         21,284,010          8,026,582
  -----------         ----------        ------------       ------------       ------------       ------------
      185,695             79,482           7,225,641         10,878,230         35,137,164         22,299,509
  -----------         ----------        ------------       ------------       ------------       ------------
        7,506                 --              42,819             98,508            352,146            562,214
  -----------         ----------        ------------       ------------       ------------       ------------

     (130,048)           (36,320)         (4,045,987)        (6,254,005)       (15,969,721)       (14,785,405)
     (122,529)                --          (3,548,974)          (197,445)                --                 --
  -----------         ----------        ------------       ------------       ------------       ------------
     (252,577)           (36,320)         (7,594,961)        (6,451,450)       (15,969,721)       (14,785,405)
  -----------         ----------        ------------       ------------       ------------       ------------

    5,336,696          5,209,100          22,387,705         80,138,674        206,772,253        328,557,065
           --                 --               4,890              2,294             30,160              6,771
           --                 --         (10,959,435)        (5,372,862)                --         (8,670,066)
       (7,506)                --             (42,819)           (98,508)          (352,146)          (562,214)
       10,673                 --                  --             14,935            103,386             46,930
  -----------         ----------        ------------       ------------       ------------       ------------
    5,339,863          5,209,100          11,390,341         74,684,533        206,553,653        319,378,486
  -----------         ----------        ------------       ------------       ------------       ------------
    5,280,487          5,252,262          11,063,840         79,209,821        226,073,242        327,454,804
    5,252,262                 --         196,089,710        116,879,889        583,859,267        256,404,463
  -----------         ----------        ------------       ------------       ------------       ------------
  $10,532,749         $5,252,262        $207,153,550       $196,089,710       $809,932,509       $583,859,267
  ===========         ==========        ============       ============       ============       ============

      200,000            200,000             400,000          1,500,000          9,200,000         15,200,000
           --                 --                  88                 43              1,341                308
           --                 --            (200,000)          (100,000)                --           (400,000)
  -----------         ----------        ------------       ------------       ------------       ------------
      200,000            200,000             200,088          1,400,043          9,201,341         14,800,308
  ===========         ==========        ============       ============       ============       ============
  $    (8,609)        $   14,656        $   (434,470)      $    212,440       $ (1,227,375)      $  1,075,266
  ===========         ==========        ============       ============       ============       ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                             SPDR BARCLAYS CAPITAL CALIFORNIA       SPDR BARCLAYS CAPITAL NEW YORK
                                                    MUNICIPAL BOND ETF                    MUNICIPAL BOND ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                            Ended  12/31/09       Year Ended      Ended  12/31/09       Year Ended
                                              (Unaudited)          6/30/09          (Unaudited)          6/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $ 1,131,680        $ 1,205,952        $   360,723        $   524,623
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................          124,295           (268,851)            25,849           (202,776)
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......        1,789,766           (375,343)           639,959            123,117
                                              -----------        -----------        -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        3,045,741            561,758          1,026,531            444,964
                                              -----------        -----------        -----------        -----------
  Net equalization credits and charges..           28,177             21,992              8,682              5,016
                                              -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................       (1,302,686)        (1,135,504)          (419,007)          (524,366)
  Return of capital.....................               --                 --                 --                 --
                                              -----------        -----------        -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...       (1,302,686)        (1,135,504)          (419,007)          (524,366)
                                              -----------        -----------        -----------        -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares
     sold...............................       17,770,270         23,551,126          4,417,831          2,137,971
  Net proceeds from reinvestment of
     shares issued......................            2,612                237                 --                152
  Cost of shares redeemed...............               --                 --                 --                 --
  Net income equalization...............          (28,177)           (21,992)            (8,682)            (5,016)
  Other capital (Note 4)................            8,885              6,317              2,209              1,069
                                              -----------        -----------        -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................       17,753,590         23,535,688          4,411,358          2,134,176
                                              -----------        -----------        -----------        -----------
  Net increase (decrease) in net assets
     during the period..................       19,524,822         22,983,934          5,027,564          2,059,790
  Net assets at beginning of period.....       40,376,108         17,392,174         15,045,544         12,985,754
                                              -----------        -----------        -----------        -----------
NET ASSETS END OF PERIOD (1) ...........      $59,900,930        $40,376,108        $20,073,108        $15,045,544
                                              ===========        ===========        ===========        ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................          800,000          1,100,000            200,000            100,000
  Shares issued to shareholders from
     reinvestment of distributions......              117                 11                 --                  7
  Shares redeemed.......................               --                 --                 --                 --
                                              -----------        -----------        -----------        -----------
  NET INCREASE (DECREASE)...............          800,117          1,100,011            200,000            100,007
                                              ===========        ===========        ===========        ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $   (58,333)       $   112,673        $   (14,413)       $    43,871
                                              ===========        ===========        ===========        ===========





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                       SPDR S&P VRDO
 SPDR BARCLAYS CAPITAL SHORT TERM      MUNICIPAL BOND     SPDR DB INTERNATIONAL GOVERNMENT
        MUNICIPAL BOND ETF                  ETF             INFLATION-PROTECTED BOND ETF
----------------------------------    ---------------    ----------------------------------

   Six Months                          For the Period       Six Months
Ended  12/31/09       Year Ended         9/23/09*-       Ended  12/31/09       Year Ended
  (Unaudited)          6/30/09            12/31/09         (Unaudited)          6/30/09
---------------    ---------------    ---------------    ---------------    ---------------
  $  6,546,777       $  6,437,771       $     5,913       $   12,743,432      $ 10,018,005
         5,008           (117,102)               --           (2,502,144)      (34,252,055)
     9,239,074          7,956,750                --           21,430,936        (7,396,973)
  ------------       ------------       -----------       --------------      ------------
    15,790,859         14,277,419             5,913           31,672,224       (31,631,023)
  ------------       ------------       -----------       --------------      ------------
       327,728            348,221               552            9,055,899           122,652
  ------------       ------------       -----------       --------------      ------------

    (7,855,997)        (6,169,703)           (6,674)          (7,833,779)         (183,415)
            --                 --                --                   --        (8,197,947)
  ------------       ------------       -----------       --------------      ------------
    (7,855,997)        (6,169,703)           (6,674)          (7,833,779)       (8,381,362)
  ------------       ------------       -----------       --------------      ------------

   382,089,740        379,490,167        15,001,301          620,530,824       312,491,936
        42,234              9,212                --                   --            22,236
            --         (9,107,605)               --                   --       (84,788,483)
      (327,728)          (348,221)             (552)          (9,055,899)         (122,652)
       191,045             63,666             3,000            1,861,593           354,791
  ------------       ------------       -----------       --------------      ------------
   381,995,291        370,107,219        15,003,749          613,336,518       227,957,828
  ------------       ------------       -----------       --------------      ------------
   390,257,881        378,563,156        15,003,540          646,230,862       188,068,095
   501,787,694        123,224,538                --          394,482,101       206,414,006
  ------------       ------------       -----------       --------------      ------------
  $892,045,575       $501,787,694       $15,003,540       $1,040,712,963      $394,482,101
  ============       ============       ===========       ==============      ============

    16,000,000         16,200,000           500,000           11,100,000         6,000,000
         1,771                393                --                   --               481
            --           (400,000)               --                   --        (1,800,000)
  ------------       ------------       -----------       --------------      ------------
    16,001,771         15,800,393           500,000           11,100,000         4,200,481
  ============       ============       ===========       ==============      ============
  $   (913,506)      $    395,714       $      (761)      $   (9,071,847)     $(13,981,500)
  ============       ============       ===========       ==============      ============


SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                             SPDR BARCLAYS CAPITAL SHORT TERM
                                              INTERNATIONAL TREASURY BOND ETF
                                            ----------------------------------

                                               Six Months       For the Period
                                            Ended  12/31/09       1/15/09*-
                                              (Unaudited)          6/30/09
                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $    415,291       $    50,291
  Net realized gain (loss) on
     investments and foreign currency
     transactions.......................           403,809           103,697
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions......        (3,105,149)          430,926
                                              ------------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        (2,286,049)          584,914
                                              ------------       -----------
  Net equalization credits and charges..           209,240           (15,074)
                                              ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (895,839)           (9,738)
  Net realized gains....................           (14,178)               --
                                              ------------       -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...          (910,017)           (9,738)
                                              ------------       -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from sale of shares
     sold...............................       129,930,077         9,922,581
  Net proceeds from reinvestment of
     shares issued......................                --                --
  Cost of shares redeemed...............                --                --
  Net income equalization...............          (209,240)           15,074
  Other capital (Note 4)................           191,346            16,563
                                              ------------       -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................       129,912,183         9,954,218
                                              ------------       -----------
  Net increase (decrease) in net assets
     during the period..................       126,925,357        10,514,320
  Voluntary contribution from Adviser...                --                --
  Net assets at beginning of period.....        10,514,320                --
                                              ------------       -----------
NET ASSETS END OF PERIOD (1) ...........      $137,439,677       $10,514,320
                                              ============       ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................         3,500,000           300,000
  Shares issued to shareholders from
     reinvestment of distributions......                --                --
  Shares redeemed.......................                --                --
                                              ------------       -----------
  NET INCREASE (DECREASE)...............         3,500,000           300,000
                                              ============       ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $   (340,829)      $   139,719
                                              ============       ===========





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                             SPDR BARCLAYS
                                                                             CAPITAL SHORT
       SPDR BARCLAYS CAPITAL           SPDR BARCLAYS CAPITAL HIGH YIELD      TERM CORPORATE
  INTERNATIONAL TREASURY BOND ETF                  BOND ETF                     BOND ETF
----------------------------------    ----------------------------------    ---------------

   Six Months                            Six Months                          For the Period
Ended  12/31/09       Year Ended      Ended  12/31/09       Year Ended         12/16/09*-
  (Unaudited)          6/30/09          (Unaudited)          6/30/09            12/31/09
---------------    ---------------    ---------------    ---------------        --------
 $   17,928,974     $   25,350,415     $  159,897,641     $  120,433,956      $     2,637
      5,408,486        (39,101,838)        74,858,112        (98,184,325)          (1,487)
     30,976,689         14,512,853        246,475,303         96,648,814          (82,986)
 --------------     --------------     --------------     --------------      -----------
     54,314,149            761,430        481,231,056        118,898,445          (81,836)
 --------------     --------------     --------------     --------------      -----------
      3,164,440           (238,876)         7,738,933          9,921,224            1,987
 --------------     --------------     --------------     --------------      -----------

     (6,824,738)       (18,485,525)      (190,698,215)      (111,409,271)          (5,992)
             --                 --                 --                 --               --
 --------------     --------------     --------------     --------------      -----------
     (6,824,738)       (18,485,525)      (190,698,215)      (111,409,271)          (5,992)
 --------------     --------------     --------------     --------------      -----------

    373,841,861        496,661,958      1,288,382,045      1,556,404,405       14,953,200
             --                878            624,635            207,168               --
    (22,976,227)      (151,065,448)       (61,454,094)       (65,463,641)              --
     (3,164,440)           238,876         (7,738,933)        (9,921,224)          (1,987)
        992,045            367,860                 --             82,500           13,482
 --------------     --------------     --------------     --------------      -----------
    348,693,239        346,204,124      1,219,813,653      1,481,309,208       14,964,695
 --------------     --------------     --------------     --------------      -----------
    399,347,090        328,241,153      1,518,085,427      1,498,719,606       14,878,854
             --                 --                 --          7,643,517               --
  1,089,230,767        760,989,614      1,900,709,148        394,346,025               --
 --------------     --------------     --------------     --------------      -----------
 $1,488,577,857     $1,089,230,767     $3,418,794,575     $1,900,709,148      $14,878,854
 ==============     ==============     ==============     ==============      ===========

      6,500,000          9,300,000         34,800,000         48,500,000          500,000
             --                 17             17,314              6,498               --
       (400,000)        (3,000,000)        (1,700,000)        (2,100,000)              --
 --------------     --------------     --------------     --------------      -----------
      6,100,000          6,300,017         33,117,314         46,406,498          500,000
 ==============     ==============     ==============     ==============      ===========
 $  (19,810,489)    $  (30,914,725)    $  (19,626,580)    $   11,173,994      $    (3,355)
 ==============     ==============     ==============     ==============      ===========


SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------






                                                SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
                                         -------------------------------------------------------
                                           Six Months                                 For the
                                             Ended                                     Period
                                            12/31/09     Year Ended    Year Ended    5/25/07*-
                                          (Unaudited)     6/30/09       6/30/08       6/30/07
                                         ------------- ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  45.86      $  45.88      $  45.96      $ 45.74
                                            --------      --------      --------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............        0.00(5) (6)   0.23(6)       1.32         0.20
Net realized and unrealized gain
  (loss) (1)............................        0.00(5)       0.11          0.03         0.02
                                            --------      --------      --------      -------
Total from investment operations........        0.00(5)       0.34          1.35         0.22
                                            --------      --------      --------      -------
Net equalization credits and
  charges (6)...........................        0.00(5)       0.02          0.09           --
                                            --------      --------      --------      -------
Other Capital (6).......................          --            --            --           --
                                            --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................       (0.01)        (0.37)        (1.52)          --
Net realized gains......................       (0.00)(5)     (0.01)           --           --
                                            --------      --------      --------      -------
Total distributions.....................       (0.01)        (0.38)        (1.52)          --
                                            --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD..........    $  45.85      $  45.86      $  45.88      $ 45.96
                                            ========      ========      ========      =======
TOTAL RETURN (2)........................        0.00%(7)      0.79%         3.18%        0.48%
Net Assets, end of period (in 000's)....    $752,022      $985,943      $284,435      $36,766
Ratio of expenses to average
  net assets............................        0.14%(3)      0.14%         0.14%        0.14%(3)
Ratio of net investment income (loss) to
  average net assets....................        0.02%(3)      0.49%         2.72%        4.49%(3)
Portfolio turnover rate (4).............         324%          692%          583%           2%




 *   Commencement of operations
(1)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)  Annualized
(4)  Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5)  Amount is less than $0.005 per share.
(6)  Per share numbers have been calculated using the average shares method.
(7)  Amount is less than 0.005%.

--------------------------------------------------------------------------------

             SPDR BARCLAYS CAPITAL TIPS ETF               SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
------------------------------------------------------- -------------------------------------------------------
  Six Months                                 For the      Six Months                                 For the
    Ended                                     Period        Ended                                     Period
   12/31/09     Year Ended    Year Ended    5/25/07*-      12/31/09     Year Ended    Year Ended    5/23/07*-
 (Unaudited)     6/30/09       6/30/08       6/30/07     (Unaudited)     6/30/09       6/30/08       6/30/07
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
   $  49.74      $  52.00      $ 47.88       $ 48.01       $  57.22      $  55.32      $ 52.56       $ 52.57
   --------      --------      -------       -------       --------      --------      -------       -------

       1.03(6)       0.54(6)      2.86          0.41           0.59(6)       1.43(6)      2.06          0.22
       1.32         (1.19)        4.24         (0.57)         (0.03)         1.92         2.81         (0.23)
   --------      --------      -------       -------       --------      --------      -------       -------
       2.35         (0.65)        7.10         (0.16)          0.56          3.35         4.87         (0.01)
   --------      --------      -------       -------       --------      --------      -------       -------
       0.01          0.07        (0.12)         0.03           0.02          0.06         0.17            --
   --------      --------      -------       -------       --------      --------      -------       -------
         --          0.00(5)        --            --             --            --           --            --
   --------      --------      -------       -------       --------      --------      -------       -------

      (0.95)        (1.68)       (2.86)           --          (0.69)        (1.51)       (2.24)           --
         --            --           --            --          (0.08)           --        (0.04)           --
   --------      --------      -------       -------       --------      --------      -------       -------
      (0.95)        (1.68)       (2.86)           --          (0.77)        (1.51)       (2.28)           --
   --------      --------      -------       -------       --------      --------      -------       -------
   $  51.15      $  49.74      $ 52.00       $ 47.88       $  57.03      $  57.22      $ 55.32       $ 52.56
   ========      ========      =======       =======       ========      ========      =======       =======
       4.78%        (1.11)%      14.96%        (0.27)%         1.01%         6.20%        9.73%        (0.02)%
   $347,829      $288,501      $93,602       $57,457       $205,319      $143,070      $44,261       $10,513
       0.19%(3)      0.19%        0.19%         0.19%(3)       0.14%(3)      0.14%        0.14%         0.14%(3)
       4.03%(3)      1.11%        6.49%        10.23%(3)       2.04%(3)      2.50%        3.51%         4.13%(3)
          9%           21%          16%            0%            22%           49%          36%            7%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------






                                               SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
                                         -------------------------------------------------------
                                           Six Months                                 For the
                                             Ended                                     Period
                                            12/31/09     Year Ended    Year Ended    5/23/07*-
                                          (Unaudited)     6/30/09       6/30/08       6/30/07
                                         ------------- ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 55.00       $ 53.39       $ 49.67        $50.12
                                            -------       -------       -------        ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............       1.10(5)       2.36(5)       2.47          0.22
Net realized and unrealized gain
  (loss) (1)............................      (1.72)         1.64          3.72         (0.67)
                                            -------       -------       -------        ------
Total from investment operations........      (0.62)         4.00          6.19         (0.45)
                                            -------       -------       -------        ------
Net equalization credits and
  charges (5)...........................       0.06          0.01         (0.01)           --
                                            -------       -------       -------        ------
Other Capital (5).......................         --            --            --            --
                                            -------       -------       -------        ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................      (1.28)        (2.40)        (2.45)           --
Net realized gains......................         --            --         (0.01)           --
                                            -------       -------       -------        ------
Total distributions.....................      (1.28)        (2.40)        (2.46)           --
                                            -------       -------       -------        ------
NET ASSET VALUE, END OF PERIOD..........    $ 53.16       $ 55.00       $ 53.39        $49.67
                                            =======       =======       =======        ======
TOTAL RETURN (2)........................      (1.06)%        7.51%        12.62%        (0.90)%
Net Assets, end of period (in 000's)....    $15,949       $16,499       $10,678        $9,934
Ratio of expenses to average
  net assets............................       0.14%(3)      0.14%         0.14%         0.14%(3)
Ratio of net investment income (loss) to
  average net assets....................       3.95%(3)      4.14%         4.58%         4.29%(3)
Portfolio turnover rate (4).............         28%           17%           11%            4%




 *   Commencement of operations
(1)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)  Annualized
(4)  Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5)  Per share numbers have been calculated using the average shares method.

--------------------------------------------------------------------------------

   SPDR BARCLAYS CAPITAL
        INTERMEDIATE         SPDR BARCLAYS CAPITAL LONG    SPDR BARCLAYS CAPITAL       SPDR BARCLAYS CAPITAL
    TERM CREDIT BOND ETF        TERM CREDIT BOND ETF        CONVERTIBLE BOND ETF      MORTGAGE BACKED BOND ETF
--------------------------- --------------------------- --------------------------- ---------------------------
  Six Months     For the      Six Months     For the      Six Months     For the      Six Months     For the
    Ended         Period        Ended         Period        Ended         Period        Ended         Period
   12/31/09     2/10/09*-      12/31/09     3/10/09*-      12/31/09     4/14/09*-      12/31/09     1/15/09*-
 (Unaudited)     6/30/09     (Unaudited)     6/30/09     (Unaudited)     6/30/09     (Unaudited)     6/30/09
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
   $ 30.39       $ 30.00       $ 33.31        $30.00       $  31.65      $ 30.00       $ 26.26        $26.05
   -------       -------       -------        ------       --------      -------       -------        ------

      0.71(5)       0.59(5)       1.03(5)       0.65(5)        0.94(5)      0.35(5)       0.36(5)       0.25(5)
      1.34          0.20          1.95          3.13           5.97         1.42          0.39          0.14
   -------       -------       -------        ------       --------      -------       -------        ------
      2.05          0.79          2.98          3.78           6.91         1.77          0.75          0.39
   -------       -------       -------        ------       --------      -------       -------        ------
      0.04          0.05          0.06            --           0.07         0.05          0.03            --
   -------       -------       -------        ------       --------      -------       -------        ------
        --            --            --            --           0.02         0.05          0.04            --
   -------       -------       -------        ------       --------      -------       -------        ------

     (0.85)        (0.45)        (1.24)        (0.47)         (1.13)       (0.22)        (0.44)        (0.18)
     (0.04)           --         (0.08)           --          (0.11)          --         (0.31)           --
   -------       -------       -------        ------       --------      -------       -------        ------
     (0.89)        (0.45)        (1.32)        (0.47)         (1.24)       (0.22)        (0.75)        (0.18)
   -------       -------       -------        ------       --------      -------       -------        ------
   $ 31.59       $ 30.39       $ 35.03        $33.31       $  37.41      $ 31.65       $ 26.33        $26.26
   =======       =======       =======        ======       ========      =======       =======        ======
      6.95%         2.86%         9.17%        12.70%         22.36%        6.24%         3.11%         1.51%
   $53,707       $27,349       $24,523        $6,661       $231,951      $44,307       $10,533        $5,252
      0.15%(3)      0.15%(3)      0.15%(3)      0.15%(3)       0.40%(3)     0.40%(3)      0.21%(3)      0.20%(3)
      4.47%(3)      5.22%(3)      5.84%(3)      6.82%(3)       5.27%(3)     5.33%(3)      2.69%(3)      2.14%(3)
        30%            4%           33%           27%            15%           9%          515%          619%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------






                                                 SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
                                         -------------------------------------------------------
                                           Six Months                                 For the
                                             Ended                                     Period
                                            12/31/09     Year Ended    Year Ended    5/23/07*-
                                          (Unaudited)     6/30/09       6/30/08       6/30/07
                                         ------------- ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  54.47      $  53.13      $  52.09      $ 52.36
                                            --------      --------      --------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............        0.94(6)       2.13(6)       2.44         0.24
Net realized and unrealized gain
  (loss) (1)............................        1.13          1.41          0.91        (0.51)
                                            --------      --------      --------      -------
Total from investment operations........        2.07          3.54          3.35        (0.27)
                                            --------      --------      --------      -------
Net equalization credits and
  charges (6)...........................        0.01          0.03          0.31           --
                                            --------      --------      --------      -------
Other Capital (6).......................          --          0.01            --           --
                                            --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................       (1.11)        (2.18)        (2.62)          --
Net realized gains......................       (0.93)        (0.06)           --           --
                                            --------      --------      --------      -------
Total distributions.....................       (2.04)        (2.24)        (2.62)          --
                                            --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD..........    $  54.51      $  54.47      $  53.13      $ 52.09
                                            ========      ========      ========      =======
TOTAL RETURN (2)........................        3.79%         6.90%         7.13%       (0.52)%
Net Assets, end of period (in 000's)....    $207,154      $196,090      $116,880      $10,419
Ratio of expenses to average
  net assets............................        0.13%(3)      0.13%         0.13%        0.13%(3)
Ratio of expense to average net assets
  before waivers........................        0.18%(3)      0.19%         0.19%        0.19%(3)
Ratio of net investment income (loss) to
  average net assets....................        3.37%(3)      3.98%         4.13%        4.42%(3)
Portfolio turnover rate (4).............         219%          475%          151%          17%




 *   Commencement of operations
(1)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)  Annualized
(4)  Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5)  Amount is less than $0.005 per share.
(6)  Per share numbers have been calculated using the average shares method.

--------------------------------------------------------------------------------

                                               SPDR BARCLAYS CAPITAL CALIFORNIA      SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL
 SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF             MUNICIPAL BOND ETF                             BOND ETF
----------------------------------------- ----------------------------------------- -----------------------------------------
  Six Months                   For the      Six Months                   For the      Six Months                   For the
    Ended                       Period        Ended                       Period        Ended                       Period
   12/31/09     Year Ended    9/11/07*-      12/31/09     Year Ended    10/10/07*-     12/31/09     Year Ended    10/11/07*-
 (Unaudited)     6/30/09       6/30/08     (Unaudited)     6/30/09       6/30/08     (Unaudited)     6/30/09       6/30/08
------------- ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
   $  21.95      $  21.73      $  22.16      $ 21.25       $ 21.74       $ 22.18       $ 21.49       $ 21.64       $ 21.96
   --------      --------      --------      -------       -------       -------       -------       -------       -------

       0.43(6)       0.86(6)       0.64         0.48(6)       0.92(6)       0.62          0.44(6)       0.87(6)       0.63
       0.73          0.18         (0.53)        1.00         (0.52)        (0.52)         0.87         (0.16)        (0.39)
   --------      --------      --------      -------       -------       -------       -------       -------       -------
       1.16          1.04          0.11         1.48          0.40          0.10          1.31          0.71          0.24
   --------      --------      --------      -------       -------       -------       -------       -------       -------
       0.01          0.03          0.05         0.01          0.02          0.02          0.01          0.01            --
   --------      --------      --------      -------       -------       -------       -------       -------       -------
       0.00(5)       0.00(5)       0.00(5)      0.00(5)       0.00(5)       0.00(5)       0.00(5)       0.00(5)         --
   --------      --------      --------      -------       -------       -------       -------       -------       -------

      (0.50)        (0.85)        (0.59)       (0.56)        (0.91)        (0.56)        (0.51)        (0.87)        (0.56)
         --            --            --           --            --            --            --            --            --
   --------      --------      --------      -------       -------       -------       -------       -------       -------
      (0.50)        (0.85)        (0.59)       (0.56)        (0.91)        (0.56)        (0.51)        (0.87)        (0.56)
   --------      --------      --------      -------       -------       -------       -------       -------       -------
   $  22.62      $  21.95      $  21.73      $ 22.18       $ 21.25       $ 21.74       $ 22.30       $ 21.49       $ 21.64
   ========      ========      ========      =======       =======       =======       =======       =======       =======
       5.35%         5.07%         0.73%        7.04%         2.02%         0.54%         6.19%         3.49%         1.08%
   $809,933      $583,859      $256,404      $59,901       $40,376       $17,392       $20,073       $15,046       $12,986
       0.20%(3)      0.20%         0.20%(3)     0.20%(3)      0.20%         0.20%(3)      0.20%(3)      0.20%         0.20%(3)
       0.30%(3)      0.30%         0.30%(3)       --            --            --            --            --            --
       3.75%(3)      3.96%         3.79%(3)     4.33%(3)      4.33%         4.04%(3)      3.97%(3)      4.11%         4.02%(3)
          1%            3%            0%          11%           24%           17%           10%           33%           32%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------





                                              SPDR BARCLAYS CAPITAL SHORT TERM
                                                     MUNICIPAL BOND ETF
                                         -----------------------------------------
                                           Six Months                   For the
                                             Ended                       Period
                                            12/31/09     Year Ended    10/10/07*-
                                          (Unaudited)     6/30/09       6/30/08
                                         ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  23.67      $  22.82      $  22.53
                                            --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............        0.22(5)       0.55(5)       0.45
Net realized and unrealized gain
  (loss) (1)............................        0.34          0.83          0.19
                                            --------      --------      --------
Total from investment operations........        0.56          1.38          0.64
                                            --------      --------      --------
Net equalization credits and
  charges (5)...........................        0.01          0.03          0.06
                                            --------      --------      --------
Other Capital (5).......................        0.01          0.01          0.01
                                            --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................       (0.27)        (0.57)        (0.42)
Return of capital.......................          --            --            --
                                            --------      --------      --------
Total distributions.....................       (0.27)        (0.57)        (0.42)
                                            --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........    $  23.98      $  23.67      $  22.82
                                            ========      ========      ========
TOTAL RETURN (2)........................        2.45%         6.29%         3.16%
Net Assets, end of period (in 000's)....    $892,046      $501,788      $123,225
Ratio of expenses to average
  net assets............................        0.20%(3)      0.20%         0.20%(3)
Ratio of net investment income (loss) to
  average net assets....................        1.86%(3)      2.35%         2.66%(3)
Portfolio turnover rate (4).............           4%            4%            2%




 *   Commencement of operations
(1)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)  Annualized
(4)  Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5)  Per share numbers have been calculated using the average shares method.
(6)  Amount is less than $0.005 per share.

--------------------------------------------------------------------------------

SPDR S&P VRDO                                           SPDR BARCLAYS CAPITAL SHORT
  MUNICIPAL        SPDR DB INTERNATIONAL GOVERNMENT     TERM INTERNATIONAL TREASURY
   BOND ETF          INFLATION-PROTECTED BOND ETF                 BOND ETF
------------- ----------------------------------------- ---------------------------
   For the
    Period      Six Months                   For the      Six Months     For the
  9/23/09*-       Ended                       Period        Ended         Period
   12/31/09      12/31/09     Year Ended    3/13/08*-      12/31/09     1/15/09*-
 (Unaudited)   (Unaudited)     6/30/09       6/30/08     (Unaudited)     6/30/09
------------- ------------- ------------- ------------- ------------- -------------
   $ 30.00      $    51.90     $  60.71      $  61.85      $  35.05      $ 33.05
   -------      ----------     --------      --------      --------      -------

      0.01(5)         1.05(5)      2.08(5)       0.73          0.24(5)      0.21(5)
        --            2.23        (9.07)        (1.35)         1.19         1.83
   -------      ----------     --------      --------      --------      -------
      0.01            3.28        (6.99)        (0.62)         1.43         2.04
   -------      ----------     --------      --------      --------      -------
      0.00(6)         0.74         0.03          0.10          0.12        (0.06)
   -------      ----------     --------      --------      --------      -------
      0.01            0.15         0.07          0.05          0.11         0.07
   -------      ----------     --------      --------      --------      -------

     (0.01)          (0.42)       (0.04)        (0.67)        (0.54)       (0.05)
        --              --        (1.88)           --            --           --
   -------      ----------     --------      --------      --------      -------
     (0.01)          (0.42)       (1.92)        (0.67)        (0.54)       (0.05)
   -------      ----------     --------      --------      --------      -------
   $ 30.01      $    55.65     $  51.90      $  60.71      $  36.17      $ 35.05
   =======      ==========     ========      ========      ========      =======
      0.08%           8.03%      (11.34)%       (0.73)%        4.74%        6.22%
   $15,004      $1,040,713     $394,482      $206,414      $137,440      $10,514
      0.21%(3)        0.50%(3)     0.50%         0.50%(3)      0.35%(3)     0.36%(3)
      0.17%(3)        3.75%(3)     4.20%         6.89%(3)      1.30%(3)     1.39%(3)
        53%             13%          50%            2%           23%          39%

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SPDR BARCLAYS CAPITAL INTERNATIONAL
                                                     TREASURY BOND ETF
                                         -----------------------------------------
                                           Six Months                   For the
                                             Ended                       Period
                                            12/31/09     Year Ended    10/2/07*-
                                          (Unaudited)     6/30/09       6/30/08
                                         ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $    54.19    $    55.14     $  51.55
                                           ----------    ----------     --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............         0.76(6)       1.51(6)      0.97
Net realized and unrealized gain
  (loss) (1)............................         1.96         (1.32)        3.49
                                           ----------    ----------     --------
Total from investment operations........         2.72          0.19         4.46
                                           ----------    ----------     --------
Net equalization credits and
  charges (6)...........................         0.13         (0.01)        0.11
                                           ----------    ----------     --------
Other Capital (6).......................         0.04          0.02         0.03
                                           ----------    ----------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................        (0.26)        (1.15)       (1.01)
                                           ----------    ----------     --------
NET ASSET VALUE, END OF PERIOD..........   $    56.82    $    54.19     $  55.14
                                           ==========    ==========     ========
TOTAL RETURN (2)........................         5.33%         0.50%        8.95%
Net Assets, end of period (in 000's)....   $1,488,578    $1,089,231     $760,990
Ratio of expenses to average
  net assets............................         0.50%(3)      0.50%        0.50%(3)
Ratio of net investment income (loss) to
  average net assets....................         2.65%(3)      2.91%        3.03%(3)
Portfolio turnover rate (4).............           15%           43%          54%




 *   Commencement of operations
(1)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(2)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)  Annualized
(4)  Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(5)  Amount is less than $0.005 per share.
(6)  Per share numbers have been calculated using the average shares method.
(7)  If the Adviser had not made a coluntary contribution during the Year Ended
     6/30/09 to the SPDR Barclays Capital High Yield Bond ETF, the total return would have been (10.44)%.

--------------------------------------------------------------------------------

                                          SPDR BARCLAYS
                                          CAPITAL SHORT
                                               TERM
                                            CORPORATE
SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF    BOND ETF
----------------------------------------- -------------
                                             For the
  Six Months                   For the        Period
    Ended                       Period      12/16/09*-
   12/31/09     Year Ended    11/28/07*-     12/31/09
 (Unaudited)     6/30/09       6/30/08     (Unaudited)
------------- ------------- ------------- -------------
  $    34.30    $    43.82     $  47.29      $ 30.00
  ----------    ----------     --------      -------

        2.25(6)       4.75(6)      2.19         0.01(6)
        4.64        (10.11)       (4.04)       (0.29)
  ----------    ----------     --------      -------
        6.89         (5.36)       (1.85)       (0.28)
  ----------    ----------     --------      -------
        0.11          0.39         0.39         0.01
  ----------    ----------     --------      -------
          --          0.00(5)      0.01         0.04
  ----------    ----------     --------      -------

       (2.68)        (4.55)       (2.02)       (0.01)
  ----------    ----------     --------      -------
  $    38.62    $    34.30     $  43.82      $ 29.76
  ==========    ==========     ========      =======
       21.02%       (10.13)%(7)   (3.10)%      (0.76)%
  $3,418,795    $1,900,709     $394,346      $14,879
        0.40%(3)      0.40%        0.40%(3)     0.12%(3)
       12.11%(3)     14.81%        9.43%(3)     0.69%(3)
          26%           30%          19%           6%

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2009, the Trust offered forty-seven (47) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", collectively as the "Funds"). The financial statements herein relate to the following nineteen (19) Funds: SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Intermediate Term Credit Bond ETF, SPDR Barclays Capital Long Term Credit Bond ETF, SPDR Barclays Capital Convertible Bond ETF, SPDR Barclays Capital Mortgage Backed Bond ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Barclays Capital Municipal Bond ETF, SPDR Barclays Capital California Municipal Bond ETF, SPDR Barclays Capital New York Municipal Bond ETF, SPDR Barclays Capital Short Term Municipal Bond ETF, SPDR S&P VRDO Municipal Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital High Yield Bond ETF and SPDR Barclays Capital Short Term Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other twenty-eight (28) Funds are included in a separate Semi-Annual Report.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. The value of each Fund's shares will decline, more or less, in correlation with any decline in the value of the Fund's benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Further, Funds will not sell a fixed income security because the security's issuer was in financial trouble, unless that security is removed from the Fund's respective benchmark index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the first day of the Funds' fiscal year 2009, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments.

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund's investments by debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2009:

                                                             LEVEL 2 --       LEVEL 3 --
                                           LEVEL 1 --    OTHER SIGNIFICANT    SIGNIFICANT
                                             QUOTED          OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                            PRICES            INPUTS           INPUTS           TOTAL
-----------------                         ------------   -----------------   ------------   --------------
SPDR Barclays Capital 1-3 Month T-
  Bill ETF..............................  $    349,733     $  751,949,321         $--       $  752,299,054
SPDR Barclays Capital TIPS ETF..........    71,994,306        344,847,294          --          416,841,600
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................    42,903,672        203,465,764          --          246,369,436
SPDR Barclays Capital Long Term
  Treasury ETF..........................     3,271,435         15,719,254          --           18,990,689
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................     2,202,892         52,313,679          --           54,516,571
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................       227,845         24,090,744          --           24,318,589
SPDR Barclays Capital Convertible
  Bond ETF..............................    59,704,965        173,264,281          --          232,969,246
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................    10,807,844         10,509,113          --           21,316,957
SPDR Barclays Capital Aggregate
  Bond ETF..............................   109,184,845        226,898,162          --          336,083,007
SPDR Barclays Capital Municipal
  Bond ETF..............................     2,662,520        800,308,654          --          802,971,174
SPDR Barclays Capital California
  Municipal Bond ETF....................        69,261         59,209,823          --           59,279,084
SPDR Barclays Capital New York Municipal
  Bond ETF..............................        33,808         19,885,570          --           19,919,378
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................     5,072,984        878,094,915          --          883,167,899
SPDR S&P VRDO Municipal Bond ETF........        58,873         14,394,000          --           14,452,873
SPDR DB International Government
  Inflation-Protected Bond ETF..........     3,940,822      1,035,554,694          --        1,039,495,516
SPDR Barclays Capital Short Term
  International Treasury ETF............     1,430,513        131,499,860          --          132,930,373
SPDR Barclays Capital International
  Treasury Bond ETF.....................    16,949,088      1,454,896,718          --        1,471,845,806
SPDR Barclays Capital High Yield
  Bond ETF..............................    27,304,566      3,360,829,857          --        3,388,134,423
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................     1,461,196         14,216,708          --           15,677,904

                                                             LEVEL 2 --       LEVEL 3 --
                                           LEVEL 1 --    OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST -- OTHER                   QUOTED          OBSERVABLE      UNOBSERVABLE
FINANCIAL INSTRUMENTS*                       PRICES            INPUTS           INPUTS           TOTAL
--------------------------                ------------   -----------------   ------------   --------------
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......  $         --     $       34,704         $--       $       34,704
SPDR Barclays Capital International
  Treasury Bond ETF.....................            --            (34,755)         --              (34,755)
SPDR Barclays Capital High Yield
  Bond ETF..............................            --          1,335,224          --            1,335,224




  * Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency contracts, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the fair valuations of the Funds' derivative instruments categorized by risk exposure at December 31, 2009:

                                                                       ASSET/LIABILITY DERIVATIVE
                                         -------------------------------------------------------------------------------------
                                          Interest    Foreign
                                            Rate      Exchange      Credit       Equity    Commodity     Other
                                         Contracts   Contracts    Contracts    Contracts   Contracts   Contracts
                                            Risk        Risk         Risk         Risk        Risk        Risk        Total
                                         ---------   ---------   -----------   ---------   ---------   ---------   -----------
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF(a).......  Forward Contract      $--       $ 34,704   $    --          $--         $--         $--      $    34,704
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF(a).......  Forward Contract       --        (34,755)       --           --          --          --          (34,755)
SPDR Barclays
  Capital High Yield
  Bond ETF(b).......  Swaps Contract         --             --    (4,909,083)      --          --          --       (4,909,083)




(a)  Unrealized appreciation (depreciation) on Forward Foreign Currency
     Contracts
(b)  Swap Contracts, at value



                                                                       REALIZED GAIN (LOSS)
                                         --------------------------------------------------------------------------------
                                          Interest    Foreign
                                            Rate      Exchange     Credit      Equity    Commodity     Other
                                         Contracts   Contracts   Contracts   Contracts   Contracts   Contracts
                                            Risk        Risk        Risk        Risk        Risk        Risk       Total
                                         ---------   ---------   ---------   ---------   ---------   ---------   --------
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF(a).......  Forward Contract      $--       $  2,866    $   --        $--         $--         $--      $  2,866
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF(a).......  Forward Contract       --        (12,238)       --         --          --          --       (12,238)
SPDR Barclays
  Capital High Yield
  Bond ETF(b).......  Swaps Contract         --             --     379,167       --          --          --       379,167




(a)  Realized gain (loss) on Forward Foreign Currency Contracts
(b)  Realized gain (loss) on Swap Contracts



                                                               CHANGE IN APPRECIATION (DEPRECIATION)
                                        -----------------------------------------------------------------------------------
                                         Interest    Foreign
                                           Rate      Exchange     Credit       Equity    Commodity     Other
                                        Contracts   Contracts    Contracts   Contracts   Contracts   Contracts
                                           Risk        Risk        Risk         Risk        Risk        Risk        Total
                                        ---------   ---------   ----------   ---------   ---------   ---------   ----------
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF(a).......  Forward Contract     $--       $ 51,918   $   --          $--         $--         $--      $   51,918
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF(a).......  Forward Contract      --        338,630       --           --          --          --         338,630
SPDR Barclays
  Capital High Yield
  Bond ETF(b).......  Swaps Contract        --             --    2,731,305       --          --          --       2,731,305




(a)  Unrealized appreciation (depreciation) on Forward Foreign Currency
     Contracts
(b)  Unrealized appreciation (depreciation) on Swap Contracts


INVESTMENT INCOME

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

FORWARD FOREIGN CURRENCY CONTRACTS

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF and the SPDR Barclays Capital International Treasury Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS

The SPDR Barclays Capital Aggregate Bond ETF and the SPDR Barclays Capital Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds' use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds' use of to-be announced ("TBA") mortgage dollar rolls may cause the fund to experience higher transaction costs.

WHEN ISSUED/DELAYED DELIVERY SECURITIES

The SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Mortgage Backed Bond ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

INFLATION-INDEXED INSTRUMENTS

The SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

SWAP AGREEMENTS

Each Fund may enter into swap agreements, including interest rate, index, total return and credit default swap agreements. The Funds will enter into swap agreements to gain market exposure. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. Entering into this agreements involves, to varying degrees, market risk, liquidity risk, interest rate risk, and counterparty risk.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

In the case of a credit default swap ("CDS"), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If a Fund buys protection through a CDS contract and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. As the seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. Under the terms of a CDS contract, a Fund receives or makes payments quarterly based on a specific interest rate on a notional amount. Payments received or made as a result of a credit event termination of the contract are recognized, net of a proportional amount of upfront payment, as realized gains or losses.

FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2009 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For the six-months ended December 31, 2009, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                            NET GAIN (LOSS)
                                             RECLASSIFIED
                                          TO PAID IN CAPITAL
                                          ------------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................      $   11,198
SPDR Barclays Capital Long Term Treasury
  ETF...................................         186,098
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................         207,608
SPDR Barclays Capital Convertible Bond
  ETF...................................          (4,861)
SPDR Barclays Capital Aggregate Bond
  ETF...................................         372,703
SPDR Barclays Capital High Yield Bond
  ETF...................................       1,245,498

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

At December 31, 2009, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                            2016        2017
                                          -------   -----------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................  $    --   $        --
SPDR Barclays Capital TIPS ETF..........   (1,158)     (663,850)
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................       --            --
SPDR Barclays Capital Long Term Treasury
  ETF...................................       --            --
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................       --            --
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................       --            --
SPDR Barclays Capital Convertible Bond
  ETF...................................       --            --
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................       --            --
SPDR Barclays Capital Aggregate Bond
  ETF...................................       --            --
SPDR Barclays Capital Municipal Bond
  ETF...................................       --      (154,251)
SPDR Barclays Capital California
  Municipal Bond ETF....................       --       (63,199)
SPDR Barclays Capital New York Municipal
  Bond ETF..............................       --       (99,863)
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................       --        (5,908)
SPDR S&P VRDO Municipal Bond ETF........       --            --
SPDR DB International Government
  Inflation-Protected Bond ETF..........       --    (3,663,114)
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......       --            --
SPDR Barclays Capital International
  Treasury Bond ETF.....................       --            --
SPDR Barclays Capital High Yield Bond
  ETF...................................       --    (4,963,127)
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................       --            --


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following year. The Funds incurred the following losses during the period November 1, 2008 through June 30, 2009 that are deferred for tax purposes until fiscal 2010:

                                          DEFERRED LOSSES
                                          ---------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................    $         --
SPDR Barclays Capital TIPS ETF..........        (407,120)
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................              --
SPDR Barclays Capital Long Term Treasury
  ETF...................................              --
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................              --
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................              --
SPDR Barclays Capital Convertible Bond
  ETF...................................              --
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................              --
SPDR Barclays Capital Aggregate Bond
  ETF...................................              --
SPDR Barclays Capital Municipal Bond
  ETF...................................        (941,578)
SPDR Barclays Capital California
  Municipal Bond ETF....................        (218,078)
SPDR Barclays Capital New York Municipal
  Bond ETF..............................        (113,102)
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................         (66,970)
SPDR S&P VRDO Municipal Bond ETF........              --
SPDR DB International Government
  Inflation-Protected Bond ETF..........      (9,078,355)
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......              --
SPDR Barclays Capital International
  Treasury Bond ETF.....................     (13,854,592)
SPDR Barclays Capital High Yield Bond
  ETF...................................     (71,278,235)
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................              --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through February 22, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date except as noted below.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                          ANNUAL RATE
                                          -----------
SDPR Barclays Capital 1-3 Month T-Bill
  ETF...................................     0.1345%
SDPR Barclays Capital TIPS ETF..........     0.1845
SDPR Barclays Capital Intermediate Term
  Treasury ETF..........................     0.1345
SDPR Barclays Capital Long Term
  Treasury..............................     0.1345
SDPR Barclays Capital Intermediate Term
  Credit Bond ETF.......................     0.1500
SDPR Barclays Capital Long Term Credit
  Bond ETF..............................     0.1500
SDPR Barclays Capital Convertible Bond
  ETF...................................     0.4000
SDPR Barclays Capital Mortgage Backed
  Bond ETF..............................     0.2000
SDPR Barclays Capital Aggregate Bond
  ETF...................................     0.1845*
SDPR Barclays Capital Municipal Bond
  ETF...................................     0.3000*
SDPR Barclays Capital California
  Municipal Bond ETF....................     0.2000
SDPR Barclays Capital New York Municipal
  Bond ETF..............................     0.2000
SDPR Barclays Capital Short Term
  Municipal Bond ETF....................     0.2000
SDPR S&P VRDO Municipal Bond ETF........     0.2000
SDPR DB International Government
  Inflation-Protected Bond ETF..........     0.5000
SDPR Barclays Capital Short Term
  International Treasury Bond ETF.......     0.3500
SDPR Barclays Capital International
  Treasury Bond ETF.....................     0.5000
SDPR Barclays Capital High Yield Bond
  ETF...................................     0.4000
SDPR Barclays Capital Short Term
  Corporate Bond ETF....................     0.1245




  * The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% and 0.2000% until October 31, 2010 for the SPDR Barclays Capital Aggregate
     Bond ETF and the SPDR Barclays Capital Municipal Bond ETF, respectively.


The Adviser pays all operating expenses of each Fund other than the advisory fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio for which SSgA FM serves as the investment adviser. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fun in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2009, State Street earned securities lending agent fees, from the following Funds:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................        $29,159
SPDR Barclays Capital TIPS ETF..........         11,384
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................          7,527
SPDR Barclays Capital Long Term Treasury
  ETF...................................            586
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................              3
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................              2
SPDR Barclays Capital Aggregate Bond
  ETF...................................          6,462
SPDR DB International Government
  Inflation-Protected Bond ETF..........             12
SPDR Barclays Capital International
  Treasury Bond ETF.....................            868


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2010 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

TRUSTEES' FEES

The Trust and SPDR Index Share Funds ("SIS Trust") pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statement of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator") for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Navigator at December 31, 2009 and for the period then ended are:

                                              PURCHASED                      SOLD
                         VALUE AT    --------------------------   --------------------------     VALUE AT                REALIZED
LIQUID RESERVES          6/30/09         COST          SHARES       PROCEEDS        SHARES       12/31/09     INCOME   GAIN/(LOSS)
---------------        -----------   ------------   -----------   ------------   -----------   -----------   -------   -----------
SPDR Barclays
  Capital 1-3 Month
  T-Bill ETF........   $   509,341   $ 75,800,573    75,800,573   $ 75,960,181    75,960,181   $   349,733   $   433       $--
SPDR Barclays
  Capital TIPS ETF..       266,601      9,423,788     9,423,788      8,833,413     8,833,413       856,976       859        --
SPDR Barclays
  Capital
  Intermediate Term
  Treasury ETF......       162,579      9,496,672     9,496,672      8,793,743     8,793,743       865,508       506        --
SPDR Barclays
  Capital Long Term
  Treasury ETF......        14,771        771,733       771,733        780,373       780,373         6,131        59        --
SPDR Barclays
  Capital
  Intermediate Term
  Credit Bond ETF...       762,741      5,114,448     5,114,448      3,787,187     3,787,187     2,090,002     1,250        --
SPDR Barclays
  Capital Long Term
  Credit Bond ETF...        55,527      2,611,130     2,611,130      2,438,812     2,438,812       227,845       185        --
SPDR Barclays
  Capital
  Convertible
  Bond ETF..........       727,042     34,837,654    34,837,654     28,775,039    28,775,039     6,789,657     1,862        --
SPDR Barclays
  Capital Mortgage
  Backed Bond ETF...     5,203,681      5,745,687     5,745,687        141,524       141,524    10,807,844     9,850        --
SPDR Barclays
  Capital Aggregate
  Bond ETF..........    69,853,146     27,932,480    27,932,480     24,270,042    24,270,042    73,515,584    92,190        --
SPDR DB
  International
  Government
  Inflation-
  Protected
  Bond ETF..........        23,869    142,979,464   142,979,464    139,062,511   139,062,511     3,940,822     1,583        --
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF..........       923,049     15,276,098    15,276,098     14,768,634    14,768,634     1,430,513     2,719        --
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF..........    29,529,317     89,374,605    89,374,605    104,756,069   104,756,069    14,147,853    44,002        --
SPDR Barclays
  Capital High Yield
  Bond ETF..........    17,410,929    510,091,958   510,091,958    500,198,321   500,198,321    27,304,566    45,825        --
SPDR Barclays
  Capital Short Term
  Corporate
  Bond EFT..........            --      1,461,196     1,461,196             --            --     1,461,196        36        --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PURCHASED                      SOLD
TAX FREE MONEY          VALUE AT    --------------------------   --------------------------    VALUE AT               REALIZED
MARKET FUND              6/30/09        COST          SHARES       PROCEEDS        SHARES      12/31/09    INCOME   GAIN/(LOSS)
--------------         ----------   ------------   -----------   ------------   -----------   ----------   ------   -----------
SPDR Barclays
  Capital Municipal
  Bond ETF..........   $5,708,553   $188,009,909   188,009,909   $191,055,942   191,055,942   $2,662,520   $3,420       $--
SPDR Barclays
  Capital California
  Municipal
  Bond ETF..........      216,644     15,334,522    15,334,522     15,481,905    15,481,905       69,261      277        --
SPDR Barclays
  Capital New York
  Municipal
  Bond ETF..........      728,368      5,017,731     5,017,731      5,712,291     5,712,291       33,808      162        --
SPDR Barclays
  Capital Short Term
  Municipal
  Bond ETF..........    6,006,808    236,367,975   236,367,975    237,301,799   237,301,799    5,072,984    5,608        --
SPDR S&P VRDO
  Municipal
  Bond ETF..........           --      1,589,934     1,589,934      1,531,061     1,531,061       58,873       50        --



                                             PURCHASED                         SOLD
                        VALUE AT   -----------------------------  -----------------------------    VALUE AT               REALIZED
NAVIGATOR               6/30/09         COST           SHARES        PROCEEDS         SHARES       12/31/09    INCOME   GAIN/(LOSS)
---------             -----------  --------------  -------------  --------------  -------------  -----------  --------  -----------
SPDR Barclays
  Capital 1-3 Month
  T-Bill ETF........  $        --  $1,253,726,960  1,253,726,960  $1,253,726,960  1,253,726,960  $        --  $165,305      $--
SPDR Barclays
  Capital TIPS ETF..   58,425,040      41,489,315     41,489,315      28,777,025     28,777,025   71,137,330    64,503       --
SPDR Barclays
  Capital
  Intermediate Term
  Treasury ETF......   29,226,029      44,229,937     44,229,937      31,417,802     31,417,802   42,038,164    42,633       --
SPDR Barclays
  Capital Long Term
  Treasury ETF......    3,366,905       5,665,228      5,665,228       5,766,829      5,776,829    3,265,304     3,309       --
SPDR Barclays
  Capital
  Intermediate Term
  Credit Bond ETF...           --         113,028        113,028             138            138      112,890        16       --
SPDR Barclays
  Capital Long Term
  Credit Bond ETF...           --          53,956         53,956          53,956         53,956           --        11       --
SPDR Barclays
  Capital Aggregate
  Bond ETF..........   29,519,870      70,692,652     70,692,652      64,543,261     64,543,261   35,669,261    36,611       --
SPDR DB
  International
  Government
  Inflation-
  Protected
  Bond ETF..........      563,360              --             --         563,360        563,360           --        65       --
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF..........   13,535,645         589,831        589,831      11,324,241     11,324,241    2,801,235     4,918       --


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's Dividend Reinvestment Service (See Note 2), Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Capital Aggregate Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................  $  752,305,457   $         --   $     (6,403)   $     (6,403)
SPDR Barclays Capital TIPS ETF..........     406,655,424     10,186,176             --      10,186,176
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................     246,899,593        849,816     (1,379,973)       (530,157)
SPDR Barclays Capital Long Term Treasury
  ETF...................................      19,813,806             --       (823,117)       (823,117)
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................      52,879,703      1,765,627       (128,759)      1,636,868
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................      23,502,081      1,034,915       (218,407)        816,508
SPDR Barclays Capital Convertible Bond
  ETF...................................     213,490,102     19,479,144             --      19,479,144
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................      21,430,298            312       (113,653)       (113,341)
SPDR Barclays Capital Aggregate Bond
  ETF...................................     334,915,664      3,438,925     (2,271,582)      1,167,343
SPDR Barclays Capital Municipal Bond
  ETF...................................     776,941,591     27,941,025     (1,911,442)     26,029,583
SPDR Barclays Capital California
  Municipal Bond ETF....................      58,087,199      1,676,210       (484,325)      1,191,885
SPDR Barclays Capital New York Municipal
  Bond ETF..............................      19,381,542        564,145        (26,309)        537,836
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................     866,927,419     16,477,308       (236,828)     16,240,480
SPDR S&P VRDO Municipal Bond ETF........      14,452,873             --             --              --
SPDR DB International Government
  Inflation-Protected Bond ETF..........   1,024,611,867     28,335,016    (13,451,367)     14,883,649
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......     135,584,925        207,152     (2,861,704)     (2,654,552)
SPDR Barclays Capital International
  Treasury Bond ETF.....................   1,423,489,385     62,679,566    (14,323,145)     48,356,421
SPDR Barclays Capital High Yield Bond
  ETF...................................   3,058,861,232    332,659,672     (3,386,481)    329,273,191
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................      15,760,890             --        (82,986)        (82,986)


6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2009, the following Funds had in-kind contributions and in-kind redemptions as follows:

                                           CONTRIBUTIONS    REDEMPTIONS
                                          --------------   ------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................  $   96,297,493   $330,178,851
SPDR Barclays Capital TIPS ETF..........      50,551,201             --
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................      56,323,459             --
SPDR Barclays Capital Long Term Treasury
  ETF...................................      16,376,273     16,193,787
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................      28,002,879      3,042,425
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................      16,259,731             --
SPDR Barclays Capital Convertible Bond
  ETF...................................     141,868,726      6,782,726
SPDR Barclays Capital Aggregate Bond
  ETF...................................      12,751,699      6,185,224
SPDR Barclays Capital High Yield Bond
  ETF...................................   1,144,371,269     54,239,291
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................       5,305,296             --

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statement of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statement of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2009, the Funds had purchases and sales of investment securities (excluding short-term securities -- with the exception of short term U.S. Treasury Bills in the case of SPDR Barclays Capital 1-3 Month T-Bill ETF), as follows:

                                            U.S. GOVERNMENT OBLIGATIONS           OTHER SECURITIES
                                          -------------------------------   ---------------------------
                                             PURCHASES          SALES         PURCHASES        SALES
                                          --------------   --------------   ------------   ------------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................  $2,772,288,444   $2,772,521,908   $         --   $         --
SPDR Barclays Capital TIPS ETF..........      28,224,554       30,935,702             --             --
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................      44,573,619       38,106,856             --             --
SPDR Barclays Capital Long Term Treasury
  ETF...................................       4,545,127        4,524,578             --             --
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................              --               --     13,073,756     14,008,199
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................              --               --      5,089,399      4,077,981
SPDR Barclays Capital Convertible Bond
  ETF...................................              --               --     47,166,050     19,166,460
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................              --               --     46,080,125     40,838,668
SPDR Barclays Capital Aggregate Bond
  ETF...................................     793,514,434      780,324,991      5,596,308      2,612,174
SPDR Barclays Capital Municipal Bond
  ETF...................................              --               --    220,267,811      8,196,467
SPDR Barclays Capital California
  Municipal Bond ETF....................              --               --     22,818,957      5,416,769
SPDR Barclays Capital New York Municipal
  Bond ETF..............................              --               --      6,288,565      1,713,570
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................              --               --    412,388,632     24,409,360
SPDR S&P VRDO Municipal Bond ETF........              --               --     21,354,000      6,960,000
SPDR DB International Government
  Inflation-Protected Bond ETF..........              --               --    711,104,885     87,664,006
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......              --               --    139,454,794     13,865,840
SPDR Barclays Capital International
  Treasury Bond ETF.....................              --               --    574,628,174    190,430,419
SPDR Barclays Capital High Yield Bond
  ETF...................................              --               --    739,990,287    669,525,720
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................              --               --      9,869,136        865,770


For the six months ended December 31, 2009, the Trust did not pay any commissions to an affiliate of the Adviser for the investment transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2009 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Fund in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                EXPENSES PAID
                                                          BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                            ANNUALIZED          VALUE              VALUE           7/1/09-
                                          EXPENSE RATIO         7/1/09           12/31/09         12/31/09
                                          -------------   -----------------   --------------   --------------
ACTUAL
  SPDR Barclays Capital 1-3 Month T-Bill
     ETF................................       0.14%            $1,000           $1,000.00          $0.71
  SPDR Barclays Capital TIPS ETF........       0.19              1,000            1,047.80           0.98
  SPDR Barclays Capital Intermediate
     Term Treasury ETF..................       0.14              1,000            1,010.10           0.71
  SPDR Barclays Capital Long Term
     Treasury ETF.......................       0.14              1,000              989.40           0.70
  SPDR Barclays Capital Intermediate
     Term Credit Bond ETF...............       0.15              1,000            1,069.50           0.78
  SPDR Barclays Capital Long Term Credit
     Bond ETF...........................       0.15              1,000            1,091.70           0.79
  SPDR Barclays Capital Convertible Bond
     ETF................................       0.40              1,000            1,223.60           2.24
  SPDR Barclays Capital Mortgage Backed
     Bond ETF...........................       0.21              1,000            1,031.10           1.08
  SPDR Barclays Capital Aggregate Bond
     ETF................................       0.13              1,000            1,037.90           0.67
  SPDR Barclays Capital Municipal Bond
     ETF................................       0.20              1,000            1,053.50           1.04
  SPDR Barclays Capital California
     Municipal Bond ETF.................       0.20              1,000            1,070.40           1.04
  SPDR Barclays Capital New York
     Municipal Bond ETF.................       0.20              1,000            1,061.90           1.04
  SPDR Barclays Capital Short Term
     Municipal Bond ETF.................       0.20              1,000            1,024.50           1.02
  SPDR S&P VRDO Municipal Bond ETF **...       0.21              1,000            1,000.80           0.58
  SPDR DB International Government
     Inflation-Protected Bond ETF.......       0.50              1,000            1,080.30           2.62
  SPDR Barclays Capital Short Term
     International Treasury Bond ETF....       0.35              1,000            1,047.40           1.81
  SPDR Barclays Capital International
     Treasury Bond ETF..................       0.50              1,000            1,053.30           2.59
  SPDR Barclays Capital High Yield Bond
     ETF................................       0.40              1,000            1,210.20           2.23
  SPDR Barclays Capital Short Term
     Corporate Bond ETF ***.............       0.12              1,000              992.40           0.06

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                EXPENSES PAID
                                                          BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                            ANNUALIZED          VALUE              VALUE           7/1/09-
                                          EXPENSE RATIO         7/1/09           12/31/09         12/31/09
                                          -------------   -----------------   --------------   --------------
HYPOTHETICAL
  SPDR Barclays Capital 1-3 Month T-Bill
     ETF................................       0.14%            $1,000           $1,024.50          $0.71
  SPDR Barclays Capital TIPS ETF........       0.19              1,000            1,024.25           0.97
  SPDR Barclays Capital Intermediate
     Term Treasury ETF..................       0.14              1,000            1,024.50           0.71
  SPDR Barclays Capital Long Term
     Treasury ETF.......................       0.14              1,000            1,024.50           0.71
  SPDR Barclays Capital Intermediate
     Term Credit Bond ETF...............       0.15              1,000            1,024.45           0.77
  SPDR Barclays Capital Long Term Credit
     Bond ETF...........................       0.15              1,000            1,024.45           0.77
  SPDR Barclays Capital Convertible Bond
     ETF................................       0.40              1,000            1,023.19           2.04
  SPDR Barclays Capital Mortgage Backed
     Bond ETF...........................       0.21              1,000            1,024.15           1.07
  SPDR Barclays Capital Aggregate Bond
     ETF................................       0.13              1,000            1,024.55           0.66
  SPDR Barclays Capital Municipal Bond
     ETF................................       0.20              1,000            1,024.20           1.02
  SPDR Barclays Capital California
     Municipal Bond ETF.................       0.20              1,000            1,024.20           1.02
  SPDR Barclays Capital New York
     Municipal Bond ETF.................       0.20              1,000            1,024.20           1.02
  SPDR Barclays Capital Short Term
     Municipal Bond ETF.................       0.20              1,000            1,024.20           1.02
  SPDR S&P VRDO Municipal Bond ETF **...       0.21              1,000            1,013.12           0.58
  SPDR DB International Government
     Inflation-Protected Bond ETF.......       0.50              1,000            1,022.68           2.55
  SPDR Barclays Capital Short Term
     International Treasury Bond ETF....       0.35              1,000            1,023.44           1.79
  SPDR Barclays Capital International
     Treasury Bond ETF..................       0.50              1,000            1,022.68           2.55
  SPDR Barclays Capital High Yield Bond
     ETF................................       0.40              1,000            1,023.19           2.04
  SPDR Barclays Capital Short Term
     Corporate Bond ETF ***.............       0.12              1,000            1,024.55           0.66




  * Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by 365.
 ** Actual period is from commencement of operations 9/23/09. Hypothetical period is from 7/1/09.
***  Actual period is from commencement of operations 12/16/09.
     Hypothetical period is from 7/1/09.


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov , and on the Fund's website at www.spdrs.com.

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETING

On January 25, 2010, the SPDR Series Trust and the SPDR Index Shares Funds provided notice of, and a proxy statement associated with, a Shareholder Meeting to be held on March 19, 2010 at SSgA Funds Management, Inc.'s offices in Boston, Massachusetts. Shareholders of record as of January 6, 2010 received such information and are entitled to vote at the Shareholder Meeting. The purpose of the Shareholder Meeting is to seek approval of several proposals which relate to the following matters: to elect Trustees; to approve an investment sub-advisory agreement between the Adviser and Nuveen Asset Management related to the portfolio management of certain SPDR Municipal Bond ETFs; to adopt a "manager of managers" structure for all Funds which would permit the SPDR Funds to hire and replace sub-advisers without the expense of a shareholder meeting; to modify or eliminate certain fundamental policies and restrictions for all SPDR Funds and; to address other matters which may properly come before the Shareholder Meeting. More information on the Shareholder Meeting, the proposals and how to vote is available at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC of the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

ADVISORY CONTRACT RENEWAL

At in-person meetings held during the six-month period ended December 31, 2009, the Board of Trustees of the Trust (the "Board") evaluated the proposals to continue the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the operational fixed income series of the Trust (each a "Current ETF", collectively, the "Current ETFs") and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and SPDR Barclays Capital Short Term Corporate Bond ETF, a newly operational series of the Trust (collectively, the "New ETFs" and together with the Current ETFs, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser's responsibilities for managing the investment operations of each of the Current ETFs and anticipated responsibilities for managing investment operations of the New ETFs, in accordance with each ETF's investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of

SPDR SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and exchanched-traded funds in particular. The Board considered the Adviser's experience in managing fixed income ETFs. The Board then determined that the nature, extent and quality of services provided by the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the Current ETFs' performance, noting that that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs' index tracking and tracking error, noting that each Current ETF satisfactorily tracked its benchmark index. The Board also reviewed the tax efficiency of the Current ETFs. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationships with the Current ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through the review of comparative information with respect to fees paid by similar funds-i.e., exchanged-traded funds tracking fixed income indexes. The Board reviewed the universe of similar exchanged-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchanged-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, estimated expense ratios of the New ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board's conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the ETFs by way of the relatively low fee structure of the Trust.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR S&P VRDO Municipal Bond ETF (VRD)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)

SPDR INDEX SHARES FUNDS
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA)

SPDR S&P 500 ETF TRUST (SPY)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

STATE STREET GLOBAL MARKETS, LLC, MEMBER FINRA AND SIPC, IS DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR S&P 500 ETF TRUST (SPY) AND SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA), BOTH UNIT INVESTMENT TRUSTS; AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

SPDR SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet

OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.

THE INFORMATION CONTAINED IN THIS REPORT IS INTENDED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT TRUST PROSPECTUS WHICH CONTAINS IMPORTANT INFORMATION CONCERNING THE TRUST. YOU MAY OBTAIN A CURRENT PROSPECTUS AND SAI FROM THE DISTRIBUTOR BY CALLING 1-866-787-2257 OR VISITING WWW.SPDRS.COM PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                   (GRAPHIC)

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fl uctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fl uctuate in market value.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and infl ation risk.

The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. ("McGraw-Hill"). No fi nancial product offered by State Street Corporation or its affi liates is sponsored, endorsed, sold or promoted by McGraw Hill. Standard & Poor's(R), S&P(R), SPDR(R), S&P 500(R) and Select Sector SPDRs(R) are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by State Street Bank and Trust Company or its affiliates.

In general, Fund shares can be expect to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.

"Barclays Capital" is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Infl ation-linked Bond Index. The SPDR Barclays Capital ETFs are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affi liated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital ETFs. Barclays Capital makes no representation regarding the advisability of investing in the SPDR Barclays Capital ETFs or use of any Barclays Index or any data included therein.

Barclays Capital is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital") and has been licensed for use in connection with the listing and trading of the SPDR Barclays Capital ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in them.

"Deutsche Bank" and "DB Global Government ex-US Infl ation-Linked Bond Capped IndexSM" are reprinted with permission. (C)Copyright 2008 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and DB Global Government ex-US Infl ation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Infl ation-Protected Bond is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money. (C) 2010 State Street Corporation SPDR FISAR

IBG-1403

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Registrant, except for those series set forth below, is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

The Schedule of Investments for the following series of the Registrant is set forth below:

SPDR(R) Dow Jones Total Market ETF
SPDR(R) Dow Jones Large Cap ETF
SPDR(R) Dow Jones Large Cap Growth ETF
SPDR(R) Dow Jones Large Cap Value ETF
SPDR(R) Dow Jones Mid Cap ETF
SPDR(R) Dow Jones Mid Cap Growth ETF
SPDR(R) Dow Jones Mid Cap Value ETF
SPDR(R) Dow Jones Small Cap ETF
SPDR(R) Dow Jones Small Cap Growth ETF
SPDR(R) Dow Jones Small Cap Value ETF

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)(b).....       3,049   $     71,651
Boeing Co. ...................      10,358        560,679
Ceradyne, Inc. (a)............         527         10,124
General Dynamics Corp. .......       4,785        326,193
Goodrich Corp. ...............       2,868        184,269
Honeywell International,
  Inc. .......................      10,584        414,893
ITT Corp. ....................       3,537        175,930
L-3 Communications Holdings,
  Inc. .......................       2,182        189,725
Lockheed Martin Corp. ........       4,923        370,948
Northrop Grumman Corp. .......       5,518        308,180
Precision Castparts Corp. ....       1,866        205,913
Raytheon Co. .................       6,947        357,909
Rockwell Collins, Inc. .......       3,455        191,269
Taser International, Inc.
  (a)(b)......................         986          4,319
United Technologies Corp. ....      13,282        921,904
                                             ------------
                                                4,293,906
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b).........................       2,508        147,295
Expeditors International
  Washington, Inc. ...........       3,263        113,324
FedEx Corp. ..................       4,534        378,362
Forward Air Corp. (b).........       3,590         89,929
United Parcel Service, Inc.
  (Class B)...................      11,697        671,057
UTI Worldwide, Inc. ..........       3,559         50,965
                                             ------------
                                                1,450,932
                                             ------------
AIRLINES -- 0.2%
AMR Corp. (a).................       5,072         39,207
Continental Airlines, Inc.
  (Class B) (a)(b)............       2,146         38,456
Delta Air Lines, Inc. (a).....       9,347        106,369
JetBlue Airways Corp. (a).....       5,284         28,798
Southwest Airlines Co. .......      11,466        131,056
UAL Corp. (a)(b)..............       2,476         31,965
US Airways Group, Inc.
  (a)(b)......................       2,930         14,181
                                             ------------
                                                  390,032
                                             ------------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (b)..........       1,269         42,156
Gentex Corp. .................       5,599         99,942
Johnson Controls, Inc. .......       9,951        271,065
Modine Manufacturing Co.
  (a)(b)......................       3,312         39,214
The Goodyear Tire & Rubber Co.
  (a).........................       5,260         74,166
WABCO Holdings, Inc. .........       1,554         40,078
                                             ------------
                                                  566,621
                                             ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)............      47,086        470,860
Harley-Davidson, Inc. (b).....       4,718        118,893
Thor Industries, Inc. ........         549         17,239
                                             ------------
                                                  606,992
                                             ------------
BEVERAGES -- 2.1%
Central European Distribution
  Corp. (a)...................         719         20,427
Coca-Cola Enterprises, Inc. ..       5,999        127,179
Constellation Brands, Inc.
  (Class A) (a)...............       4,281         68,196
Dr. Pepper Snapple Group,
  Inc. .......................       4,006        113,370
Hansen Natural Corp. (a)......       1,257         48,269
Molson Coors Brewing Co.
  (Class B)...................       2,237        101,023
PepsiCo, Inc. ................      23,434      1,424,787
The Coca-Cola Co. ............      31,856      1,815,792
The Pepsi Bottling Group,
  Inc. .......................       3,718        139,425
                                             ------------
                                                3,858,468
                                             ------------
BIOTECHNOLOGY -- 1.9%
Acorda Therapeutics, Inc.
  (a)(b)......................       1,046         26,380
Alexion Pharmaceuticals, Inc.
  (a).........................       1,283         62,636
Alkermes, Inc. (a)(b).........       2,512         23,638
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................       1,152         20,298
AMAG Pharmaceuticals, Inc.
  (a)(b)......................         316         12,018
Amgen, Inc. (a)...............      16,300        922,091
Amylin Pharmaceuticals, Inc.
  (a)(b)......................       2,655         37,674
AVI BioPharma, Inc. (a).......       5,176          7,557
Biogen Idec, Inc. (a).........       4,763        254,821
BioMarin Pharmaceutical, Inc.
  (a)(b)......................       2,020         37,996
Celgene Corp. (a).............       7,392        411,587
Cephalon, Inc. (a)(b).........       1,394         87,000
Chelsea Therapeutics
  International, Inc. (a).....       7,166         19,348
Cubist Pharmaceuticals, Inc.
  (a).........................       1,369         25,970
Dendreon Corp. (a)............       1,627         42,758
Facet Biotech Corp. (a)(b)....       3,689         64,853
Genzyme Corp. (a).............       4,219        206,773
Gilead Sciences, Inc. (a).....      14,312        619,423
Human Genome Sciences, Inc.
  (a).........................       6,472        198,043
InterMune, Inc. (a)(b)........         493          6,429
Isis Pharmaceuticals, Inc.
  (a)(b)......................       2,191         24,320
Martek Biosciences Corp.
  (a)(b)......................       1,018         19,281
Medivation, Inc. (a)(b).......       1,479         55,684
Myriad Genetics, Inc. (a).....       1,473         38,445
Myriad Pharmaceuticals, Inc.
  (a)(b)......................         368          1,851
Neurocrine Biosciences, Inc.
  (a)(b)......................       2,058          5,598
Novavax, Inc. (a)(b)..........       3,778         10,049
Onyx Pharmaceuticals, Inc.
  (a)(b)......................         973         28,548
OSI Pharmaceuticals, Inc.
  (a)(b)......................       1,172         36,367
PDL BioPharma, Inc. (b).......       3,744         25,684
Pharmasset, Inc. (a)(b).......         390          8,073
SIGA Technologies, Inc.
  (a)(b)......................       8,358         48,476
Spectrum Pharmaceuticals, Inc.
  (a)(b)......................       3,273         14,532
StemCells, Inc. (a)(b)........       5,628          7,091
Vertex Pharmaceuticals, Inc.
  (a)(b)......................       2,174         93,156
                                             ------------
                                                3,504,448
                                             ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ..................       6,266         86,533
Quanex Building Products
  Corp. ......................         592         10,046
Simpson Manufacturing Co.,
  Inc. (b)....................       1,483         39,878
USG Corp. (a)(b)..............       1,113         15,638
                                             ------------
                                                  152,095
                                             ------------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group,
  Inc. (a)(b).................         706         47,549
Ameriprise Financial, Inc. ...       3,469        134,667
BlackRock, Inc. (b)...........         276         64,087
Diamond Hill Investment Group,
  Inc. (b)....................         130          8,350
E*TRADE Financial Corp.
  (a)(b)......................       9,050         15,837
Eaton Vance Corp. ............       2,012         61,185
Federated Investors, Inc.
  (Class B) (b)...............         942         25,905
Franklin Resources, Inc. .....       2,459        259,056
International Assets Holding
  Corp. (a)...................       2,784         40,479
Invesco, Ltd. ................       6,023        141,480
Janus Capital Group, Inc. ....       5,790         77,875
Jefferies Group, Inc. (a)(b)..       2,250         53,392


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
KBW, Inc. (a)(b)..............         816   $     22,326
Knight Capital Group, Inc.
  (Class A) (a)...............         732         11,273
Legg Mason, Inc. (b)..........       3,097         93,405
Morgan Stanley................      17,519        518,562
Northern Trust Corp. .........       3,519        184,396
Raymond James Financial, Inc.
  (b).........................       1,728         41,075
SEI Investments Co. ..........       5,504         96,430
State Street Corp. (c)........       6,816        296,769
T. Rowe Price Group, Inc.
  (b).........................       3,783        201,445
TD Ameritrade Holding Corp.
  (a).........................       4,180         81,008
The Bank of New York Mellon
  Corp. ......................      17,347        485,196
The Charles Schwab Corp. .....      15,356        289,000
The Goldman Sachs Group,
  Inc. .......................       6,701      1,131,397
Waddell & Reed Financial, Inc.
  (Class A)...................       3,077         93,972
                                             ------------
                                                4,476,116
                                             ------------
CHEMICALS -- 1.9%
Air Products & Chemicals,
  Inc. .......................       2,990        242,369
Airgas, Inc. .................       1,235         58,786
Ashland, Inc. ................       1,694         67,116
Cabot Corp. ..................       1,950         51,149
Calgon Carbon Corp. (a)(b)....       1,674         23,269
Celanese Corp. (Series A).....       2,852         91,549
CF Industries Holdings,
  Inc. .......................         954         86,604
E. I. du Pont de Nemours &
  Co. ........................      14,102        474,814
Eastman Chemical Co. (b)......       2,103        126,685
Ecolab, Inc. .................       3,777        168,379
FMC Corp. ....................       1,172         65,351
Monsanto Co. .................       8,558        699,617
Nalco Holding Co. ............       3,502         89,336
PPG Industries, Inc. .........       3,047        178,371
Praxair, Inc. ................       5,304        425,964
Sigma-Aldrich Corp. (b).......       1,656         83,678
Terra Industries, Inc. .......       1,956         62,964
The Dow Chemical Co. .........      15,529        429,066
The Mosaic Co. ...............       2,373        141,739
                                             ------------
                                                3,566,806
                                             ------------
COMMERCIAL BANKS -- 2.7%
Arrow Financial Corp. (b).....       4,305        107,625
Bank of Hawaii Corp. (b)......         799         37,601
BB&T Corp. (b)................       8,673        220,034
CapitalSource, Inc. (b).......       1,702          6,757
Capitol Bancorp, Ltd. (b).....       3,055          5,988
Cathay General Bancorp (b)....       1,116          8,426
Centerstate Banks of Florida,
  Inc. (b)....................       2,272         22,924
Citizens Republic Bancorp,
  Inc. (a)....................       4,479          3,091
Columbia Banking System, Inc.
  (b).........................       4,356         70,480
Comerica, Inc. ...............       1,736         51,334
CVB Financial Corp. (b).......       6,844         59,132
F.N.B. Corp. (b)..............       6,195         42,064
Farmers Capital Bank Corp.
  (b).........................       2,012         20,563
Fifth Third Bancorp...........       8,273         80,662
First Bancorp- North Carolina
  (b).........................       2,559         35,749
First Commonwealth Financial
  Corp. (b)...................       6,081         28,277
First Horizon National Corp.
  (a)(b)......................       3,640         48,772
First Merchants Corp. (b).....       4,895         29,076
Horizon Financial Corp.
  (a)(b)......................       3,550            800
Huntington Bancshares, Inc.
  (b).........................       5,757         21,013
Independent Bank
  Corp. -- Massachusetts (b)..       3,385         70,713
Integra Bank Corp. (b)........       3,192          2,362
International Bancshares Corp.
  (b).........................       1,506         28,509
Keycorp (b)...................       5,654         31,380
Lakeland Financial Corp. .....       4,682         80,764
M&T Bank Corp. (b)............       1,200         80,268
Marshall & Ilsley Corp. ......       3,321         18,099
National Penn Bancshares, Inc.
  (b).........................       6,744         39,048
Old National Bancorp (b)......       1,305         16,221
PacWest Bancorp (b)...........       1,830         36,874
PNC Financial Services Group,
  Inc. (b)....................       8,274        436,784
Popular, Inc. ................       3,585          8,102
Regions Financial Corp. ......      11,869         62,787
Renasant Corp. (b)............       5,706         77,602
Sandy Spring Bancorp, Inc.
  (b).........................       3,429         30,484
Simmons First National Corp.
  (b).........................       3,507         97,495
StellarOne Corp. (b)..........       5,999         59,750
SunTrust Banks, Inc. (b)......       5,595        113,523
Susquehanna Bancshares, Inc.
  (b).........................       5,897         34,733
Synovus Financial Corp. (b)...       1,446          2,964
Trustmark Corp. (b)...........       1,245         28,062
U.S. Bancorp..................      25,725        579,070
Umpqua Holdings Corp. ........       5,220         70,000
United Bankshares, Inc. (b)...         960         19,171
United Community Banks, Inc.
  (a).........................       3,832         12,990
Wells Fargo & Co. ............      74,876      2,020,903
Zions Bancorporation..........       1,974         25,326
                                             ------------
                                                4,984,352
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. .........       2,444         89,182
Cintas Corp. (b)..............       3,350         87,267
Courier Corp. (b).............       2,897         41,282
Covanta Holding Corp. (a)(b)..       2,378         43,018
Ennis, Inc. (b)...............       5,762         96,744
Herman Miller, Inc. ..........       3,148         50,305
Iron Mountain, Inc. (a)(b)....       4,181         95,160
Kimball International, Inc.
  (Class B) (b)...............       5,751         48,999
Pitney Bowes, Inc. (b)........       4,038         91,905
R.R. Donnelley & Sons Co. ....       5,119        114,000
Republic Services, Inc. ......       4,356        123,318
Stericycle, Inc. (a)(b).......       1,152         63,556
Waste Connections, Inc.
  (a)(b)......................       1,547         51,577
Waste Management, Inc. (b)....       7,614        257,429
                                             ------------
                                                1,253,742
                                             ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
3Com Corp. (a)................      18,501        138,758
ADC Telecommunications, Inc.
  (a)(b)......................       3,714         23,064
Arris Group, Inc. (a).........       4,117         47,057
Brocade Communications
  Systems, Inc. (a)(b)........       4,351         33,198
CIENA Corp. (a)(b)............       3,576         38,764
Cisco Systems, Inc. (a).......      89,577      2,144,473
CommScope, Inc. (a)(b)........       1,943         51,548
Comtech Telecommunications
  Corp. (a)(b)................         829         29,056
EchoStar Corp. (Class A) (a)..         991         19,959
Emulex Corp. (a)(b)...........         587          6,398
F5 Networks, Inc. (a).........       1,565         82,914
Finisar Corp. (a).............         746          6,654
Harmonic, Inc. (a)(b).........       2,288         14,483


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Harris Corp. .................       2,907   $    138,228
Harris Stratex Networks, Inc.
  (Class A) (a)...............         722          4,989
InterDigital, Inc. (a)(b).....       1,226         32,538
JDS Uniphase Corp. (a)........       5,135         42,364
Juniper Networks, Inc. (a)....       9,297        247,951
Motorola, Inc. (a)............      35,342        274,254
Palm, Inc. (a)(b).............       3,066         30,783
Phazar Corp. (a)..............       1,390          4,670
Plantronics, Inc. ............         799         20,758
Polycom, Inc. (a)(b)..........       1,863         46,519
QUALCOMM, Inc. ...............      25,342      1,172,321
Riverbed Technology, Inc.
  (a)(b)......................         574         13,185
Tellabs, Inc. (a).............      10,207         57,976
                                             ------------
                                                4,722,862
                                             ------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple, Inc. (a)...............      13,838      2,917,881
Avid Technology, Inc. (a)(b)..       1,337         17,060
Dell, Inc. (a)................      27,708        397,887
EMC Corp. (a).................      31,708        553,939
Hewlett-Packard Co. ..........      37,973      1,955,989
Icad, Inc. (a)(b).............       7,167         10,894
International Business
  Machines Corp. .............      19,633      2,569,960
Lexmark International, Inc.
  (Class A) (a)...............       1,693         43,984
NCR Corp. (a).................       3,726         41,470
NetApp, Inc. (a)..............       6,521        224,257
Novatel Wireless, Inc.
  (a)(b)......................       1,481         11,804
QLogic Corp. (a)..............       4,651         87,764
SanDisk Corp. (a)(b)..........       5,003        145,037
Seagate Technology............       8,110        147,521
Sun Microsystems, Inc. (a)....      13,419        125,736
Teradata Corp. (a)............       3,404        106,988
Western Digital Corp. (a).....       4,647        205,165
                                             ------------
                                                9,563,336
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a)....       1,360         37,400
EMCOR Group, Inc. (a)(b)......       1,324         35,616
Fluor Corp. ..................       3,054        137,552
Jacobs Engineering Group, Inc.
  (a)(b)......................       2,014         75,747
KBR, Inc. ....................       2,498         47,462
Quanta Services, Inc. (a).....       2,974         61,978
The Shaw Group, Inc. (a)......       1,436         41,285
URS Corp. (a).................       1,281         57,030
                                             ------------
                                                  494,070
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. ........       1,326         34,542
Headwaters, Inc. (a)(b).......         592          3,860
Martin Marietta Materials,
  Inc. (b)....................         944         84,403
Vulcan Materials Co. (b)......       1,870         98,493
                                             ------------
                                                  221,298
                                             ------------
CONSUMER FINANCE -- 0.6%
American Express Co. .........      16,048        650,265
AmeriCredit Corp. (a)(b)......       3,744         71,286
Capital One Financial Corp. ..       6,899        264,508
Discover Financial Services...       7,305        107,456
SLM Corp. (a).................       8,026         90,453
                                             ------------
                                                1,183,968
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)......       4,158        106,362
Myers Industries, Inc. .......         542          4,932
Owens-Illinois, Inc. (a)......       3,422        112,481
Pactiv Corp. (a)..............       3,975         95,957
Sealed Air Corp. .............       4,656        101,780
Temple-Inland, Inc. ..........       2,322         49,017
                                             ------------
                                                  470,529
                                             ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (b).........       1,412         53,600
LKQ Corp. (a).................       2,897         56,752
                                             ------------
                                                  110,352
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)(b).....       2,371        143,635
Capella Education Co. (a)(b)..         732         55,120
Career Education Corp.
  (a)(b)......................       2,603         60,676
Corinthian Colleges, Inc.
  (a)(b)......................       2,000         27,540
DeVry, Inc. ..................       1,013         57,467
H&R Block, Inc. ..............       5,075        114,797
ITT Educational Services, Inc.
  (a)(b)......................         815         78,207
Service Corp. International...      10,821         88,624
Sotheby's (b).................       1,090         24,503
Strayer Education, Inc. (b)...         284         60,347
                                             ------------
                                                  710,916
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
Bank of America Corp. ........     138,877      2,091,488
CIT Group, Inc. (a)...........       3,100         85,591
Citigroup, Inc. ..............     313,118      1,036,421
CME Group, Inc. ..............       1,076        361,482
Intercontinental Exchange,
  Inc. (a)....................       1,305        146,551
JPMorgan Chase & Co. .........      62,227      2,592,999
Leucadia National Corp. (a)...       3,997         95,089
Medallion Financial Corp. ....       1,030          8,415
Moody's Corp. (b).............       3,809        102,081
MSCI, Inc. (Class A) (a)......       1,674         53,233
NYSE Euronext.................       4,689        118,632
PHH Corp. (a)(b)..............       1,077         17,350
The Nasdaq OMX Group, Inc.
  (a)(b)......................       2,924         57,954
                                             ------------
                                                6,767,286
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc. ...................      90,401      2,533,940
CenturyTel, Inc. .............       4,776        172,939
Cogent Communications Group,
  Inc. (a)(b).................       2,784         27,450
Frontier Communications Corp.
  (b).........................       9,590         74,898
Level 3 Communications, Inc.
  (a)(b)......................      13,940         21,328
Qwest Communications
  International, Inc. ........      26,978        113,577
SureWest Communications
  (a)(b)......................       2,834         28,227
tw telecom, inc. (a)(b).......       3,718         63,727
Verizon Communications,
  Inc. .......................      42,758      1,416,573
Windstream Corp. (b)..........       8,348         91,744
                                             ------------
                                                4,544,403
                                             ------------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. .......       3,704         86,970
American Electric Power Co.,
  Inc. .......................       6,596        229,475
Central Vermont Public Service
  Corp. ......................       4,790         99,632
Duke Energy Corp. ............      16,458        283,242
Edison International..........       5,365        186,595


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Entergy Corp. ................       2,876   $    235,372
Exelon Corp. .................      10,227        499,793
FirstEnergy Corp. ............       4,975        231,089
FPL Group, Inc. ..............       5,717        301,972
Maine & Maritimes Corp. ......         130          4,524
MGE Energy, Inc. (b)..........       3,355        119,908
Northeast Utilities...........       2,316         59,730
Pepco Holdings, Inc. .........       6,656        112,153
Pinnacle West Capital Corp. ..       1,580         57,796
PNM Resources, Inc. ..........       4,462         56,444
PPL Corp. ....................       5,746        185,653
Progress Energy, Inc. ........       3,129        128,320
The Southern Co. .............      12,540        417,833
Unitil Corp. (b)..............       2,513         57,749
                                             ------------
                                                3,354,250
                                             ------------
ELECTRICAL EQUIPMENT -- 0.6%
Capstone Turbine Corp.
  (a)(b)......................       8,358         10,782
Emerson Electric Co. .........      12,051        513,373
Energy Conversion Devices,
  Inc. (a)(b).................       1,256         13,276
First Solar, Inc. (a)(b)......         871        117,934
General Cable Corp. (a)(b)....       1,466         43,130
GrafTech International, Ltd.
  (a).........................       2,726         42,389
Hubbell, Inc. (Class B).......       2,234        105,668
PowerSecure International,
  Inc. (a)(b).................       3,187         22,978
Rockwell Automation, Inc.
  (b).........................       2,847        133,752
Roper Industries, Inc. .......       2,403        125,845
SunPower Corp. (Class A)
  (a)(b)......................       2,312         54,748
                                             ------------
                                                1,183,875
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.0%
Agilent Technologies, Inc.
  (a).........................       6,529        202,856
Amphenol Corp. (Class A)......       3,779        174,514
Arrow Electronics, Inc. (a)...       3,634        107,603
Avnet, Inc. (a)...............       4,180        126,069
Benchmark Electronics, Inc.
  (a).........................       3,075         58,148
Corning, Inc. ................      23,940        462,281
Dolby Laboratories, Inc.
  (Class A) (a)...............       1,104         52,694
FLIR Systems, Inc. (a)(b).....       2,132         69,759
Itron, Inc. (a)...............         687         46,421
Jabil Circuit, Inc. ..........       4,108         71,356
L-1 Identity Solutions, Inc.
  (a)(b)......................       2,321         17,384
Lightpath Technologies, Inc.
  (Class A) (a)(b)............       8,160         13,790
Molex, Inc. (b)...............       3,901         84,067
National Instruments Corp.
  (b).........................       1,531         45,088
Sanmina-SCI Corp. (a)(b)......       2,486         27,421
Tech Data Corp. (a)...........       2,760        128,782
Trimble Navigation, Ltd. (a)..       3,832         96,566
Vishay Intertechnology, Inc.
  (a)(b)......................       5,828         48,664
                                             ------------
                                                1,833,463
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc. (b)........       5,210        210,901
BJ Services Co. ..............       5,686        105,760
Cameron International Corp.
  (a).........................       3,455        144,419
Diamond Offshore Drilling,
  Inc. (b)....................         799         78,638
Exterran Holdings, Inc.
  (a)(b)......................       1,866         40,026
FMC Technologies, Inc. (a)....       2,101        121,522
Halliburton Co. ..............      14,358        432,032
Helix Energy Solutions Group,
  Inc. (a)....................         574          6,744
Helmerich & Payne, Inc. (b)...       1,828         72,901
Nabors Industries, Ltd.
  (a)(b)......................       5,538        121,227
National-Oilwell Varco,
  Inc. .......................       6,834        301,311
Omni Energy Services Corp.
  (a)(b)......................       7,958          9,947
Patterson-UTI Energy, Inc.
  (b).........................       4,275         65,621
Pride International, Inc.
  (a)(b)......................       3,030         96,687
Rowan Cos., Inc. (a)(b).......       3,572         80,870
Schlumberger, Ltd. ...........      18,978      1,235,278
Seahawk Drilling, Inc.
  (a)(b)......................         201          4,530
Smith International, Inc.
  (b).........................       3,154         85,694
Superior Energy Services, Inc.
  (a).........................       3,620         87,930
TGC Industries, Inc. (a)(b)...       5,678         22,201
Tidewater, Inc. (b)...........       1,139         54,615
                                             ------------
                                                3,378,854
                                             ------------
FOOD & STAPLES RETAILING -- 2.3%
Costco Wholesale Corp. .......       7,146        422,829
CVS Caremark Corp. ...........      23,263        749,301
Safeway, Inc. ................       7,405        157,652
SUPERVALU, Inc. (b)...........       4,190         53,255
Sysco Corp. ..................      10,064        281,188
The Kroger Co. ...............       9,251        189,923
Wal-Mart Stores, Inc. ........      32,608      1,742,898
Walgreen Co. .................      14,508        532,734
Whole Foods Market, Inc.
  (a)(b)......................       2,319         63,657
                                             ------------
                                                4,193,437
                                             ------------
FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co. ...       9,362        293,124
Bunge, Ltd. ..................       2,298        146,681
Campbell Soup Co. ............       5,145        173,901
ConAgra Foods, Inc. ..........       9,280        213,904
Dean Foods Co. (a)............       3,649         65,828
Del Monte Foods Co. ..........       9,676        109,726
Flowers Foods, Inc. (b).......       3,376         80,214
General Mills, Inc. ..........       5,644        399,652
H.J. Heinz Co. ...............       4,834        206,702
Kellogg Co. ..................       3,213        170,931
Kraft Foods, Inc. (Class A)...      21,923        595,867
McCormick & Co., Inc. (b).....       1,791         64,709
Sanderson Farms, Inc. (b).....         186          7,842
Sara Lee Corp. ...............      13,259        161,494
Smithfield Foods, Inc.
  (a)(b)......................       2,567         38,993
The Hershey Co. (b)...........       2,811        100,606
The J.M. Smucker Co. .........       1,593         98,368
TreeHouse Foods, Inc. (a)(b)..       1,506         58,523
Tyson Foods, Inc. (Class A)...       6,003         73,657
                                             ------------
                                                3,060,722
                                             ------------
GAS UTILITIES -- 0.1%
Chesapeake Utilities Corp.
  (b).........................       4,086        130,956
Delta Natural Gas Co., Inc.
  (b).........................         260          7,439
Energy, Inc. .................         516          5,315
Questar Corp. ................       2,390         99,352
RGC Resources, Inc. (b).......         130          3,842
                                             ------------
                                                  246,904
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
ABIOMED, Inc. (a)(b)..........       1,882         16,449
American Medical Systems
  Holdings, Inc. (a)(b).......       3,664         70,679
Angeion Corp. (a)(b)..........       3,384         13,841
Baxter International, Inc. ...       9,581        562,213
Becton, Dickinson & Co. ......       3,929        309,841
Boston Scientific Corp. (a)...      22,153        199,377
Bovie Medical Corp. (a)(b)....       1,290         10,075


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
C.R. Bard, Inc. ..............       2,056   $    160,162
CareFusion Corp. (a)..........       3,046         76,180
DENTSPLY International, Inc.
  (b).........................       1,925         67,702
Edwards Lifesciences Corp.
  (a).........................       1,621        140,784
ev3, Inc. (a).................       2,728         36,392
Gen-Probe, Inc. (a)(b)........         964         41,356
Hologic, Inc. (a).............       5,657         82,026
Hospira, Inc. (a).............       3,441        175,491
Immucor, Inc. (a).............       1,554         31,453
Intuitive Surgical, Inc. (a)..         541        164,096
Inverness Medical Innovations,
  Inc. (a)(b).................       1,792         74,386
Kinetic Concepts, Inc.
  (a)(b)......................       1,427         53,727
MAKO Surgical Corp. (a)(b)....         640          7,104
Masimo Corp. (a)(b)...........       1,257         38,238
Medtronic, Inc. ..............      17,986        791,024
NuVasive, Inc. (a)(b).........         916         29,294
ResMed, Inc. (a)(b)...........       1,264         66,069
St. Jude Medical, Inc. (a)....       5,640        207,439
Stryker Corp. (b).............       4,398        221,527
Thoratec Corp. (a)............       1,112         29,935
Varian Medical Systems, Inc.
  (a)(b)......................       2,551        119,514
Vascular Solutions, Inc.
  (a)(b)......................       1,160          9,732
Zimmer Holdings, Inc. (a).....       3,498        206,767
                                             ------------
                                                4,012,873
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Aetna, Inc. ..................       6,982        221,329
Almost Family, Inc. (a).......         130          5,139
Amedisys, Inc. (a)(b).........         749         36,371
AmerisourceBergen Corp. ......       4,269        111,293
athenahealth, Inc. (a)........         732         33,116
Cardinal Health, Inc. ........       6,093        196,438
CIGNA Corp. (b)...............       5,060        178,466
Community Health Systems, Inc.
  (a)(b)......................       1,046         37,238
Coventry Health Care, Inc.
  (a).........................       3,000         72,870
DaVita, Inc. (a)..............       2,249        132,106
Express Scripts, Inc. (Class
  A) (a)......................       3,877        335,167
Health Management Associates,
  Inc. (Class A) (a)..........       4,623         33,609
Health Net, Inc. (a)(b).......       3,010         70,103
HEALTHSOUTH Corp. (a)(b)......       3,111         58,394
Healthways, Inc. (a)..........         400          7,336
Henry Schein, Inc. (a)(b).....       2,663        140,074
Humana, Inc. (a)..............       3,142        137,902
Laboratory Corp. of America
  Holdings (a)(b).............       1,625        121,615
Lincare Holdings, Inc.
  (a)(b)......................       2,470         91,686
McKesson Corp. ...............       4,934        308,375
Medco Health Solutions, Inc.
  (a).........................       8,163        521,697
Omnicare, Inc. (b)............       2,592         62,675
Patterson Cos., Inc. (a)(b)...       2,595         72,608
PharMerica Corp. (a)(b).......         362          5,749
PSS World Medical, Inc.
  (a)(b)......................       2,354         53,130
Psychiatric Solutions, Inc.
  (a)(b)......................       1,640         34,670
Quest Diagnostics, Inc. ......       2,109        127,341
Tenet Healthcare Corp. (a)....       9,462         51,000
UnitedHealth Group, Inc. .....      18,903        576,163
VCA Antech, Inc. (a)(b).......       2,736         68,181
WellCare Health Plans, Inc.
  (a).........................         352         12,940
WellPoint, Inc. (a)...........       8,365        487,596
                                             ------------
                                                4,402,377
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc. .............       5,517        116,188
Phase Forward, Inc. (a)(b)....       1,524         23,394
Transcend Services, Inc.
  (a)(b)......................         390          8,330
                                             ------------
                                                  147,912
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Bob Evans Farms, Inc. ........       4,524        130,970
Boyd Gaming Corp. (a).........         382          3,197
Brinker International, Inc. ..       2,276         33,958
Carnival Corp. (a)............       6,581        208,552
Darden Restaurants, Inc. .....       2,778         97,425
Gaylord Entertainment Co.
  (a).........................         592         11,692
International Game
  Technology..................       6,346        119,114
Interval Leisure Group, Inc.
  (a)(b)......................         890         11,098
Las Vegas Sands Corp. (a)(b)..       5,176         77,330
Marriott International, Inc.
  (Class A) (b)...............       6,336        172,656
McDonald's Corp. .............      16,958      1,058,858
MGM MIRAGE, Inc. (a)(b).......       2,669         24,341
Orient-Express Hotels, Ltd.
  (Class A) (a)(b)............         436          4,421
Panera Bread Co. (Class A)
  (a).........................         714         47,817
Penn National Gaming, Inc.
  (a)(b)......................       2,068         56,208
Royal Caribbean Cruises, Ltd.
  (a)(b)......................       1,723         43,558
Scientific Games Corp. (Class
  A) (a)......................       3,151         45,847
Starbucks Corp. (a)...........      11,536        266,020
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........       3,790        138,600
The Cheesecake Factory, Inc.
  (a)(b)......................       3,375         72,866
The Steak N Shake Co. (a)(b)..         208         67,417
Wendy's/Arby's Group, Inc.
  (Class A)...................       9,267         43,462
Wyndham Worldwide Corp. ......       5,479        110,511
Wynn Resorts, Ltd. (b)........       1,897        110,462
Yum! Brands, Inc. ............       8,329        291,265
                                             ------------
                                                3,247,645
                                             ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp.
  (Class A)...................       3,306         72,038
Bassett Furniture Industries,
  Inc. (a)(b).................       5,303         18,666
D.R. Horton, Inc. (b).........       5,641         61,318
Fortune Brands, Inc. .........       2,368        102,298
Garmin, Ltd. (b)..............       2,373         72,851
Harman International
  Industries, Inc. ...........       1,741         61,422
KB HOME (b)...................       3,112         42,572
Leggett & Platt, Inc. (b).....       4,526         92,330
Lennar Corp. (Class A)........       3,780         48,271
Mohawk Industries, Inc.
  (a)(b)......................         799         38,032
National Presto Industries,
  Inc. (b)....................         708         77,335
Newell Rubbermaid, Inc. (b)...       6,193         92,957
NVR, Inc. (a)(b)..............         135         95,946
Pulte Homes, Inc. (a)(b)......       8,258         82,580
Ryland Group, Inc. (b)........       1,293         25,472
The Black & Decker Corp. .....       1,587        102,885
Toll Brothers, Inc. (a)(b)....       2,607         49,038
Whirlpool Corp. (b)...........       1,429        115,263
                                             ------------
                                                1,251,274
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
HOUSEHOLD PRODUCTS -- 2.2%
Church & Dwight Co., Inc.
  (b).........................       2,381   $    143,931
Colgate-Palmolive Co. ........       7,673        630,337
Energizer Holdings, Inc. (a)..       1,353         82,912
Kimberly-Clark Corp. .........       5,922        377,291
Procter & Gamble Co. .........      44,872      2,720,589
The Clorox Co. ...............       2,114        128,954
                                             ------------
                                                4,084,014
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a).............       5,502         60,522
Constellation Energy Group,
  Inc. .......................       3,201        112,579
Mirant Corp. (a)..............       3,966         60,561
NRG Energy, Inc. (a)..........       5,507        130,020
RRI Energy, Inc. (a)..........       8,055         46,075
The AES Corp. (a).............      11,570        153,997
                                             ------------
                                                  563,754
                                             ------------
INDUSTRIAL CONGLOMERATES -- 1.9%
3M Co. .......................       9,882        816,945
General Electric Co. .........     163,964      2,480,776
McDermott International, Inc.
  (a).........................       4,628        111,118
Textron, Inc. (b).............       4,142         77,911
                                             ------------
                                                3,486,750
                                             ------------
INSURANCE -- 3.6%
AFLAC, Inc. ..................       7,365        340,631
American International Group,
  Inc. (a)(b).................       5,198        155,836
American Physicians Service
  Group, Inc. (b).............       1,885         43,487
AON Corp. ....................       4,128        158,268
Arthur J. Gallagher & Co.
  (b).........................       1,666         37,502
Assurant, Inc. ...............       2,339         68,954
Berkshire Hathaway, Inc.
  (Class A) (a)...............          17      1,686,400
Chubb Corp. ..................       6,068        298,424
Cincinnati Financial Corp. ...       2,560         67,174
Crawford & Co. (Class B)
  (a)(b)......................         516          2,033
Donegal Group, Inc. (Class A)
  (b).........................       2,190         34,033
Eastern Insurance Holdings,
  Inc. (b)....................       1,030          8,879
Everest Re Group, Ltd. .......       1,058         90,649
Fidelity National Financial,
  Inc. (Class A)..............       4,250         57,205
Genworth Financial, Inc.
  (Class A) (a)...............       5,711         64,820
Hartford Financial Services
  Group, Inc. ................       4,770        110,950
Lincoln National Corp. .......       5,888        146,493
Loews Corp. ..................       7,393        268,736
Marsh & McLennan Cos., Inc. ..       7,426        163,966
Max Capital Group, Ltd. ......       1,988         44,332
MBIA, Inc. (a)(b).............       2,743         10,917
Mercer Insurance Group, Inc.
  (b).........................         390          7,086
MetLife, Inc. ................       7,490        264,772
NYMAGIC, Inc. (b).............       1,781         29,547
Old Republic International
  Corp. (b)...................       4,509         45,270
PartnerRe, Ltd. ..............       1,155         86,232
PMA Capital Corp. (Class A)
  (a).........................       3,663         23,077
Principal Financial Group,
  Inc. .......................       5,236        125,873
ProAssurance Corp. (a)........       2,084        111,932
Protective Life Corp. ........         478          7,911
Prudential Financial, Inc. ...       6,862        341,453
Reinsurance Group of America,
  Inc. .......................       1,210         57,657
RenaissanceRe Holdings,
  Ltd. .......................       1,302         69,201
Seabright Insurance Holdings
  (a).........................       2,557         29,380
Selective Insurance Group,
  Inc. .......................       4,032         66,326
The Allstate Corp. ...........       9,087        272,974
The Hanover Insurance Group,
  Inc. (b)....................       1,787         79,396
The Phoenix Cos., Inc.
  (a)(b)......................       7,229         20,097
The Progressive Corp. (a).....      10,106        181,807
The Travelers Cos., Inc. .....      10,077        502,439
Torchmark Corp. ..............       1,349         59,289
Transatlantic Holdings,
  Inc. .......................         990         51,589
Unum Group....................       7,093        138,455
Validus Holdings, Ltd. .......       2,397         64,575
W.R. Berkley Corp. (b)........       2,262         55,736
XL Capital, Ltd. (Class A)....       4,534         83,108
                                             ------------
                                                6,634,871
                                             ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a)..........       4,742        637,894
Expedia, Inc. (a)(b)..........       4,440        114,152
HSN, Inc. (a)(b)..............         890         17,969
Liberty Media
  Corp -- Interactive (Class
  A) (a)......................      10,143        109,950
Netflix, Inc. (a).............         628         34,628
Priceline.com, Inc. (a)(b)....         551        120,394
Ticketmaster Entertainment,
  Inc. (a)....................         890         10,876
                                             ------------
                                                1,045,863
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
Akamai Technologies, Inc.
  (a)(b)......................       3,454         87,490
AOL, Inc. (a).................       1,843         42,905
Art Technology Group, Inc.
  (a).........................       5,773         26,036
EarthLink, Inc. (b)...........       6,061         50,367
eBay, Inc. (a)................      15,986        376,310
Equinix, Inc. (a)(b)..........         645         68,467
Google, Inc. (Class A) (a)....       3,514      2,178,610
IAC/InterActiveCorp. (a)(b)...       2,219         45,445
Internap Network Services
  Corp. (a)(b)................       4,651         21,860
Local.com Corp. (a)(b)........       4,974         28,899
Terremark Worldwide, Inc.
  (a)(b)......................       3,270         22,367
VeriSign, Inc. (a)(b).........       3,540         85,809
WebMD Health Corp. (a)(b).....         920         35,411
Yahoo!, Inc. (a)..............      18,300        307,074
                                             ------------
                                                3,377,050
                                             ------------
IT SERVICES -- 1.6%
Affiliated Computer Services,
  Inc. (Class A) (a)..........       2,370        141,465
Alliance Data Systems Corp.
  (a)(b)......................       1,038         67,044
Automatic Data Processing,
  Inc. .......................       8,490        363,542
Broadridge Financial
  Solutions, Inc. ............       2,953         66,620
Cognizant Technology Solutions
  Corp. (Class A) (a).........       5,345        242,128
Computer Sciences Corp. (a)...       3,164        182,025
Fidelity National Information
  Services, Inc. .............       7,405        173,573
Fiserv, Inc. (a)..............       3,714        180,055
Lender Processing Services,
  Inc. .......................       2,118         86,118
Mastercard, Inc. (Class A)....       1,252        320,487
Paychex, Inc. (b).............       5,918        181,328
SAIC, Inc. (a)(b).............       2,442         46,251
The Western Union Co. ........      10,397        195,983
Total System Services, Inc.
  (b).........................       3,325         57,423
Unisys Corp. (a)(b)...........         978         37,712
Visa, Inc. (Class A)..........       6,580        575,487
                                             ------------
                                                2,917,241
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (b)...........       2,642   $     33,580
Eastman Kodak Co. (a)(b)......       5,531         23,341
Hasbro, Inc. (b)..............       3,684        118,109
Mattel, Inc. .................       8,297        165,774
Pool Corp. ...................       2,964         56,553
                                             ------------
                                                  397,357
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Affymetrix, Inc. (a)(b).......       1,717         10,027
Charles River Laboratories
  International, Inc. (a).....       1,098         36,992
Covance, Inc. (a)(b)..........       1,009         55,061
Illumina, Inc. (a)(b).........       2,079         63,721
Life Technologies Corp. (a)...       3,192        166,718
Millipore Corp. (a)...........       1,432        103,605
PerkinElmer, Inc. ............       3,798         78,201
Pharmaceutical Product
  Development, Inc. ..........       1,256         29,441
Pure Bioscience (a)(b)........      13,923         20,049
Sequenom, Inc. (a)(b).........       1,332          5,514
Techne Corp. .................       1,576        108,051
Thermo Fisher Scientific, Inc.
  (a).........................       7,180        342,414
Waters Corp. (a)..............       2,130        131,975
                                             ------------
                                                1,151,769
                                             ------------
MACHINERY -- 2.1%
AGCO Corp. (a)(b).............       1,209         39,099
Bucyrus International, Inc.
  (Class A)...................       1,465         82,582
Caterpillar, Inc. (b).........       9,597        546,933
CLARCOR, Inc. ................       1,113         36,106
Crane Co. ....................       2,159         66,109
Cummins, Inc. ................       2,596        119,053
Danaher Corp. ................       3,591        270,043
Deere & Co. ..................       6,538        353,640
Donaldson Co., Inc. ..........       1,243         52,877
Dover Corp. ..................       2,830        117,756
Eaton Corp. ..................       2,698        171,647
Federal Signal Corp. .........       5,658         34,061
Flowserve Corp. ..............         818         77,326
Harsco Corp. .................       2,223         71,647
IDEX Corp. ...................       3,988        124,226
Illinois Tool Works, Inc. ....       9,893        474,765
John Bean Technologies
  Corp. ......................         451          7,672
Joy Global, Inc. (b)..........       2,173        112,105
Lincoln Electric Holdings,
  Inc. .......................       1,012         54,102
Mueller Water Products, Inc.
  (Class A)...................       4,606         23,951
Navistar International Corp.
  (a)(b)......................       1,248         48,235
Oshkosh Corp. ................       2,248         83,243
PACCAR, Inc. (b)..............       5,219        189,293
Pall Corp. ...................       3,955        143,171
Parker-Hannifin Corp. ........       3,191        171,931
Pentair, Inc. ................       2,609         84,271
SPX Corp. ....................       1,393         76,197
Terex Corp. (a)(b)............       1,695         33,578
The Manitowoc Co., Inc. (b)...       2,424         24,167
The Timken Co. ...............       3,072         72,837
Watts Water Technologies, Inc.
  (b).........................       2,591         80,114
                                             ------------
                                                3,842,737
                                             ------------
MEDIA -- 2.9%
Ascent Media Corp. (Class A)
  (a)(b)......................         221          5,642
Cablevision Systems Corp.
  (Class A)...................       4,423        114,202
CBS Corp. ....................      10,855        152,513
Comcast Corp. (Class A).......      42,922        723,665
DIRECTV (Class A) (a).........      17,107        570,518
Discovery Communications, Inc.
  Series A (a)(b).............       4,925        151,050
DISH Network Corp. (Class A)..       4,974        103,310
Gannett Co., Inc. (b).........       6,657         98,856
Journal Communications,
  Inc. .......................       5,791         22,527
Knology, Inc. (a)(b)..........       3,980         43,581
Lamar Advertising Co. (Class
  A) (a)(b)...................       1,988         61,807
Liberty Global, Inc. Series A
  (a).........................       6,613        144,891
Liberty Media -- Starz Series
  A (a)(b)....................         811         37,428
Liberty Media Corp.-
  Interactive (Class A) (a)...       2,025         48,357
Live Nation, Inc. (a)(b)......       1,112          9,463
Marvel Entertainment, Inc.
  (a)(b)......................       2,400        129,792
News Corp. (Class A)..........      35,071        480,122
Omnicom Group, Inc. ..........       4,801        187,959
Scripps Networks Interactive
  (Class A)...................       1,114         46,231
Sirius XM Radio, Inc. (a)(b)..      41,137         24,682
The Interpublic Group of Cos.,
  Inc. (a)....................       9,258         68,324
The McGraw-Hill Cos., Inc. ...       6,117        204,981
The New York Times Co. (Class
  A) (a)......................       1,841         22,755
The Walt Disney Co. (b).......      26,477        853,883
Time Warner Cable, Inc. ......       4,753        196,727
Time Warner, Inc. ............      20,280        590,959
Viacom, Inc. (a)..............       8,347        248,156
Virgin Media, Inc. (b)........       4,865         81,878
                                             ------------
                                                5,424,259
                                             ------------
METALS & MINING -- 1.1%
AK Steel Holding Corp. .......       2,571         54,891
Alcoa, Inc. ..................      13,529        218,087
Allegheny Technologies, Inc.
  (b).........................       1,576         70,557
Cliffs Natural Resources, Inc.
  (b).........................       1,994         91,903
Commercial Metals Co. ........       2,378         37,216
Freeport-McMoRan Copper &
  Gold, Inc. (a)..............       6,334        508,557
Newmont Mining Corp. .........       6,983        330,366
Nucor Corp. ..................       4,587        213,984
Reliance Steel & Aluminum
  Co. ........................         838         36,218
Royal Gold, Inc. (b)..........       1,152         54,259
Schnitzer Steel Industries,
  Inc. (Class A) (b)..........         628         29,956
Southern Copper Corp. ........       3,366        110,775
Steel Dynamics, Inc. (b)......       3,401         60,266
Titanium Metals Corp. (a)(b)..       2,000         25,040
United States Steel Corp.
  (b).........................       2,405        132,564
Walter Energy, Inc. ..........       1,215         91,502
Worthington Industries,
  Inc. .......................         904         11,815
                                             ------------
                                                2,077,956
                                             ------------
MULTI-UTILITIES -- 1.1%
Ameren Corp. .................       3,183         88,965
CMS Energy Corp. .............       6,280         98,345
Consolidated Edison, Inc. ....       4,181        189,943
Dominion Resources, Inc. .....       9,589        373,204
DTE Energy Co. (b)............       1,915         83,475
NiSource, Inc. ...............       4,495         69,133
PG&E Corp. ...................       5,494        245,307
Public Service Enterprise
  Group, Inc. ................       7,004        232,883
Sempra Energy.................       3,683        206,174


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TECO Energy, Inc. (b).........       6,633   $    107,587
Wisconsin Energy Corp. .......       1,576         78,532
Xcel Energy, Inc. ............       8,749        185,654
                                             ------------
                                                1,959,202
                                             ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)(b).........       2,838         82,245
Dillard's, Inc. (Class A)
  (b).........................         992         18,303
Dollar Tree Stores, Inc. (a)..       2,069         99,933
Family Dollar Stores, Inc. ...       2,667         74,223
J. C. Penney Co., Inc. (b)....       3,648         97,073
Kohl's Corp. (a)..............       4,623        249,318
Macy's, Inc. .................       8,136        136,359
Nordstrom, Inc. ..............       4,085        153,514
Sears Holdings Corp. (a)(b)...       1,330        110,989
Target Corp. .................      10,663        515,769
                                             ------------
                                                1,537,726
                                             ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)...............      15,033        127,179
Zebra Technologies Corp.
  (Class A) (a)(b)............       2,361         66,958
                                             ------------
                                                  194,137
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 8.9%
Abraxas Petroleum Corp.
  (a)(b)......................       5,969         11,460
Adams Resources & Energy,
  Inc. .......................         390          8,599
Alpha Natural Resources, Inc.
  (a).........................       3,198        138,729
Anadarko Petroleum Corp. .....       7,646        477,263
Apache Corp. .................       5,410        558,150
Approach Resources, Inc.
  (a)(b)......................         516          3,984
Arch Coal, Inc. (b)...........       3,188         70,933
Arena Resources, Inc. (a)(b)..       1,279         55,150
Barnwell Industries, Inc.
  (a).........................         900          4,050
Blue Dolphin Energy Co. (a)...      15,717          5,108
BPZ Resources, Inc. (a)(b)....       1,290         12,255
Cabot Oil & Gas Corp. ........       1,046         45,595
Chesapeake Energy Corp. ......       8,902        230,384
Chevron Corp. ................      31,154      2,398,546
Cimarex Energy Co. ...........         942         49,898
Clayton Williams Energy, Inc.
  (a)(b)......................         130          4,555
Concho Resources, Inc. (a)....       1,700         76,330
ConocoPhillips................      20,576      1,050,816
CONSOL Energy, Inc. ..........       3,222        160,456
Contango Oil & Gas Co. (a)....         260         12,223
CREDO Petroleum Corp. (a)(b)..         516          4,799
Cross Timbers Royalty Trust
  (b).........................       2,499         84,266
Delta Petroleum Corp. (a)(b)..       1,153          1,199
Denbury Resources, Inc. (a)...       5,787         85,648
Devon Energy Corp. ...........       6,835        502,372
Double Eagle Petroleum Co.
  (a)(b)......................         900          3,888
El Paso Corp. ................      12,879        126,601
Encore Acquisition Co. (a)....       1,430         68,669
EOG Resources, Inc. ..........       4,093        398,249
EXCO Resources, Inc. .........       3,350         71,120
Exxon Mobil Corp. ............      72,630      4,952,640
Forest Oil Corp. (a)(b).......       1,950         43,387
Frontier Oil Corp. ...........       2,515         30,281
Gasco Energy, Inc. (a)........      10,151          5,380
GMX Resources, Inc. (a)(b)....         260          3,572
Goodrich Petroleum Corp.
  (a)(b)......................         838         20,405
Hess Corp. ...................       4,499        272,189
Holly Corp. ..................       1,216         31,166
Houston American Energy Corp.
  (b).........................       8,161         50,272
Hugoton Royalty Trust (b).....         368          5,917
Marathon Oil Corp. ...........      11,526        359,842
Massey Energy Co. (b).........       2,477        104,059
Murphy Oil Corp. .............       3,142        170,296
Newfield Exploration Co. (a)..       2,116        102,055
Noble Energy, Inc. ...........       3,264        232,462
Occidental Petroleum Corp. ...      12,780      1,039,653
Panhandle Oil & Gas, Inc.
  (b).........................         390         10,101
Patriot Coal Corp. (a)(b).....       1,041         16,094
Peabody Energy Corp. .........       4,308        194,765
Petrohawk Energy Corp. (a)....       4,035         96,800
Pioneer Natural Resources Co.
  (b).........................       2,977        143,402
Plains Exploration &
  Production Co. (a)..........       2,718         75,180
PrimeEnergy Corp. (a)(b)......         130          4,731
Quicksilver Resources, Inc.
  (a)(b)......................         766         11,498
Range Resources Corp. (b).....       3,078        153,438
Rex Energy Corp. (a)(b).......       1,160         13,920
SandRidge Energy, Inc.
  (a)(b)......................         862          8,129
Southwestern Energy Co. (a)...       5,726        275,993
Spectra Energy Corp. .........       9,642        197,757
St. Mary Land & Exploration
  Co. ........................       3,142        107,582
Sunoco, Inc. (b)..............       2,471         64,493
Tesoro Corp. (b)..............       3,567         48,333
The Williams Cos., Inc. ......       9,859        207,828
Toreador Resources Corp. (b)..       1,030         10,197
Ultra Petroleum Corp. (a).....       1,960         97,726
Valero Energy Corp. ..........       8,632        144,586
XTO Energy, Inc. .............       8,638        401,926
Zion Oil & Gas, Inc. (a)(b)...       2,172         15,530
                                             ------------
                                               16,444,880
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ......       8,042        215,365
MeadWestvaco Corp. ...........       5,246        150,193
Weyerhaeuser Co. (b)..........       3,327        143,527
                                             ------------
                                                  509,085
                                             ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ..........       7,426        233,919
Herbalife, Ltd. ..............       1,466         59,475
Mead Johnson Nutrition Co.
  (b).........................       3,100        135,470
The Estee Lauder Cos., Inc.
  (Class A)...................       2,891        139,809
                                             ------------
                                                  568,673
                                             ------------
PHARMACEUTICALS -- 5.5%
Abbott Laboratories...........      23,857      1,288,039
Allergan, Inc. ...............       4,766        300,306
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................         953         28,571
Bristol-Myers Squibb Co. .....      29,161        736,315
Eli Lilly & Co. ..............      14,370        513,153
Endo Pharmaceuticals Holdings,
  Inc. (a)....................       2,068         42,415
Forest Laboratories, Inc.
  (a).........................       5,462        175,385
Johnson & Johnson.............      42,174      2,716,427
King Pharmaceuticals, Inc.
  (a).........................       4,073         49,976
Merck & Co., Inc. ............      47,275      1,727,428
Middlebrook Pharmaceuticals,
  Inc. (a)(b).................      10,148          5,175
Mylan, Inc. (a)(b)............       6,059        111,667
Nektar Therapeutics (a)(b)....       1,200         11,184
Perrigo Co. (b)...............       1,733         69,043
Pfizer, Inc. .................     122,933      2,236,151
Questcor Pharmaceuticals, Inc.
  (a)(b)......................       1,417          6,731
Repros Therapeutics, Inc.
  (a).........................       3,584          2,855
ViroPharma, Inc. (a)(b).......       2,094         17,569


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
VIVUS, Inc. (a)(b)............       4,114   $     37,808
Watson Pharmaceuticals, Inc.
  (a).........................       2,736        108,373
                                             ------------
                                               10,184,571
                                             ------------
PROFESSIONAL SERVICES -- 0.3%
Equifax, Inc. ................       3,258        100,640
IHS, Inc. (Class A) (a).......         970         53,166
Manpower, Inc. ...............       1,470         80,232
Monster Worldwide, Inc.
  (a)(b)......................       3,390         58,986
Robert Half International,
  Inc. (b)....................       4,399        117,585
The Dun & Bradstreet Corp. ...       1,497        126,302
                                             ------------
                                                  536,911
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
Agree Realty Corp. (b)........       3,930         91,530
AMB Property Corp. ...........       1,495         38,197
American Campus Communities,
  Inc. .......................       1,863         52,350
Annaly Capital Management,
  Inc. .......................       9,570        166,040
Apartment Investment &
  Management Co. (Class A)
  (b).........................       3,186         50,721
Ashford Hospitality Trust
  (a)(b)......................       8,767         40,679
Avalonbay Communities, Inc. ..       1,412        115,939
BioMed Realty Trust, Inc.
  (b).........................       2,830         44,657
Boston Properties, Inc. ......       3,573        239,641
BRE Properties, Inc. (b)......       1,159         38,340
Camden Property Trust.........         382         16,185
Care Investment Trust, Inc.
  (b).........................       3,130         24,351
CBL & Associates Properties,
  Inc. .......................       1,513         14,631
Cedar Shopping Centers, Inc.
  (b).........................       2,673         18,176
Cogdell Spencer, Inc. (b).....       1,847         10,454
Corporate Office Properties
  Trust (b)...................       2,526         92,527
Developers Diversified Realty
  Corp. (b)...................       2,547         23,585
Digital Realty Trust, Inc.
  (b).........................       1,181         59,381
Duke Realty Corp. ............       3,064         37,289
Equity Residential............       5,164        174,440
Extra Space Storage, Inc. ....       2,288         26,426
Glimcher Realty Trust (b).....       4,711         12,720
HCP, Inc. ....................       3,846        117,457
Health Care REIT, Inc. .......       1,351         59,876
Home Properties, Inc. (b).....         808         38,550
Hospitality Properties Trust..       2,495         59,156
Host Hotels & Resorts, Inc.
  (a).........................      11,259        131,393
Investors Real Estate Trust
  (b).........................      10,965         98,685
Kimco Realty Corp. ...........       3,928         53,146
LaSalle Hotel Properties (b)..       3,676         78,042
Lexington Realty Trust (b)....       2,394         14,556
Liberty Property Trust........       1,768         56,594
Monmouth Real Estate
  Investment Corp. (b)........       6,671         49,632
National Retail Properties,
  Inc. .......................       4,730        100,371
Nationwide Health Properties,
  Inc. .......................       1,586         55,796
Pennsylvania Real Estate
  Investment Trust (b)........       3,140         26,564
Pittsburgh & West Virginia
  Railroad....................       2,879         30,201
Plum Creek Timber Co., Inc.
  (b).........................       3,590        135,558
Post Properties, Inc. ........         592         11,603
ProLogis......................       5,735         78,512
Public Storage................       1,505        122,582
Realty Income Corp. (b).......       2,288         59,282
Regency Centers Corp. (b).....         192          6,732
Senior Housing Properties
  Trust.......................       2,002         43,784
Simon Property Group, Inc.
  (b).........................       3,931        313,694
SL Green Realty Corp. (b).....         862         43,307
Sunstone Hotel Investors, Inc.
  (a)(b)......................          96            852
Tanger Factory Outlet Centers,
  Inc. .......................       2,201         85,817
The Macerich Co. (b)..........       2,342         84,195
Transcontinental Realty
  Investors, Inc. (a)(b)......         884         10,528
UDR, Inc. (b).................       2,711         44,569
Urstadt Biddle Properties
  (Class A) (b)...............       6,032         92,109
Ventas, Inc. .................       2,326        101,739
Vornado Realty Trust..........       4,777        334,103
Walter Investment Management
  Corp. (b)...................         440          6,305
Weingarten Realty Investors
  (b).........................       1,792         35,464
                                             ------------
                                                3,969,013
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp.
  (b).........................       2,504         30,349
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............       6,104         82,831
Forestar Real Estate Group,
  Inc. (a)(b).................         848         18,639
Jones Lang LaSalle, Inc. (b)..       1,028         62,091
The St. Joe Co. (a)(b)........       1,473         42,555
                                             ------------
                                                  236,465
                                             ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. ......................       4,833        476,630
CSX Corp. ....................       6,973        338,121
J.B. Hunt Transport Services,
  Inc. (b)....................       4,397        141,891
Kansas City Southern (a)......       1,934         64,383
Landstar Systems, Inc. .......       2,649        102,702
Norfolk Southern Corp. .......       6,658        349,012
Union Pacific Corp. ..........       7,462        476,822
YRC Worldwide, Inc. (a)(b)....       1,791          1,504
                                             ------------
                                                1,951,065
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc.
  (a).........................       8,881         85,968
Aetrium, Inc. (a)(b)..........       7,763         20,106
Altera Corp. .................       5,211        117,925
Anadigics, Inc. (a)(b)........       2,593         10,942
Analog Devices, Inc. .........       5,583        176,311
Applied Materials, Inc. ......      22,598        315,016
Atheros Communications, Inc.
  (a).........................       2,383         81,594
AXT, Inc. (a)(b)..............       8,559         27,817
Broadcom Corp. (Class A) (a)..       7,722        242,857
Cypress Semiconductor Corp.
  (a)(b)......................       2,679         28,290
FEI Co. (a)...................       2,179         50,901
Intel Corp. ..................      85,657      1,747,403
International Rectifier Corp.
  (a)(b)......................       1,838         40,657
Intersil Corp. (Class A)......       4,844         74,307
KLA-Tencor Corp. .............       3,665        132,526
Lam Research Corp. (a)........       3,272        128,295
Linear Technology Corp. (b)...       4,880        149,035
LSI Logic Corp. (a)(b)........      10,307         61,945
Marvell Technology Group, Ltd.
  (a).........................       7,293        151,330
Maxim Integrated Products,
  Inc. .......................       2,721         55,236
MEMC Electronic Materials,
  Inc. (a)....................       4,500         61,290
Microchip Technology, Inc.
  (b).........................       4,035        117,257
Micron Technology, Inc.
  (a)(b)......................      12,541        132,433
Microsemi Corp. (a)...........       2,562         45,476
MKS Instruments, Inc. (a)(b)..         322          5,606
National Semiconductor
  Corp. ......................       6,521        100,163
Novellus Systems, Inc. (a)....       3,727         86,988
NVIDIA Corp. (a)(b)...........      10,153        189,658


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
ON Semiconductor Corp. (a)....       4,759   $     41,927
Rambus, Inc. (a)(b)...........       2,065         50,386
Sigma Designs, Inc. (a).......         542          5,799
Teradyne, Inc. (a)(b).........       5,379         57,717
Texas Instruments, Inc. ......      20,236        527,350
Xilinx, Inc. (b)..............       4,426        110,916
                                             ------------
                                                5,231,427
                                             ------------
SOFTWARE -- 4.2%
Activision Blizzard, Inc.
  (a).........................      10,073        111,911
Adobe Systems, Inc. (a).......       9,215        338,928
Autodesk, Inc. (a)............       4,259        108,221
BMC Software, Inc. (a)........       3,842        154,064
CA, Inc. .....................       7,392        166,024
Cadence Design Systems, Inc.
  (a).........................       7,580         45,404
Citrix Systems, Inc. (a)......       3,699        153,915
Compuware Corp. (a)...........       8,521         61,607
Concur Technologies, Inc.
  (a)(b)......................       1,152         49,248
Electronic Arts, Inc. (a)(b)..       4,752         84,348
Intuit, Inc. (a)..............       5,679        174,402
Jack Henry & Associates,
  Inc. .......................       2,246         51,928
McAfee, Inc. (a)..............       2,919        118,424
Microsoft Corp. ..............     121,134      3,693,376
Novell, Inc. (a)..............      11,201         46,484
Nuance Communications, Inc.
  (a)(b)......................       3,804         59,114
Oracle Corp. .................      61,053      1,498,241
Parametric Technology Corp.
  (a)(b)......................       5,114         83,563
Red Hat, Inc. (a).............       3,936        121,622
Salesforce.com, Inc. (a)(b)...       1,525        112,499
Smith Micro Software, Inc.
  (a)(b)......................       2,005         18,326
Solera Holdings, Inc. ........       1,780         64,098
Symantec Corp. (a)............      14,403        257,670
Synopsys, Inc. (a)............       4,209         93,776
TiVo, Inc. (a)(b).............       3,140         31,965
Versant Corp. (a)(b)..........       2,547         38,867
Websense, Inc. (a)(b).........         721         12,589
                                             ------------
                                                7,750,614
                                             ------------
SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co. (Class
  A)..........................       1,849         64,438
Advance Auto Parts, Inc. (b)..       2,470         99,986
Aeropostale, Inc. (a)(b)......         838         28,534
American Eagle Outfitters,
  Inc. .......................       4,347         73,812
AutoNation, Inc. (a)(b).......       4,584         87,784
AutoZone, Inc. (a)............         697        110,175
Bed Bath & Beyond, Inc. (a)...       4,835        186,776
Best Buy Co., Inc. ...........       5,433        214,386
Chico's FAS, Inc. (a).........       3,406         47,854
Dick's Sporting Goods, Inc.
  (a).........................       1,704         42,378
Foot Locker, Inc. ............       3,862         43,023
GameStop Corp. (Class A)
  (a)(b)......................       2,375         52,107
Genesco, Inc. (a).............         391         10,737
Limited Brands, Inc. (b)......       6,032        116,056
Lowe's Cos., Inc. ............      21,205        495,985
O'Reilly Automotive, Inc.
  (a).........................       3,337        127,206
Office Depot, Inc. (a)........       6,107         39,390
PetSmart, Inc. ...............       3,590         95,817
RadioShack Corp. .............       3,506         68,367
Rent-A-Center, Inc. (a).......       2,455         43,503
Ross Stores, Inc. ............       3,142        134,195
Staples, Inc. ................      11,568        284,457
The Gap, Inc. ................       9,210        192,949
The Home Depot, Inc. .........      27,033        782,065
The Mens Wearhouse, Inc. (b)..         799         16,827
The Sherwin-Williams Co. (b)..       1,245         76,754
The TJX Cos., Inc. ...........       6,275        229,351
Tiffany & Co. ................       2,658        114,294
Urban Outfitters, Inc. (a)....       2,819         98,637
Williams-Sonoma, Inc. (b).....       2,186         45,425
                                             ------------
                                                4,023,268
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Carter's, Inc. (a)............       1,562         41,002
Coach, Inc. ..................       5,862        214,139
Hanesbrands, Inc. (a).........       2,180         52,560
Iconix Brand Group, Inc.
  (a)(b)......................         714          9,032
Jones Apparel Group, Inc. ....       3,666         58,876
Liz Claiborne, Inc. (a)(b)....       3,172         17,858
NIKE, Inc. (Class B)..........       4,440        293,351
Quiksilver, Inc. (a)(b).......       5,303         10,712
Under Armour, Inc. (Class A)
  (a).........................         907         24,734
V. F. Corp. ..................       1,066         78,074
Wolverine World Wide, Inc. ...       3,609         98,237
                                             ------------
                                                  898,575
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Astoria Financial Corp. (b)...       2,022         25,133
Berkshire Hills Bancorp, Inc.
  (b).........................       2,663         55,071
Fannie Mae (a)(b).............      18,061         21,312
Freddie Mac (a)...............      12,794         18,807
Hudson City Bancorp, Inc. ....       4,924         67,607
MGIC Investment Corp. (a)(b)..       2,130         12,311
New York Community Bancorp,
  Inc. .......................       4,263         61,856
NewAlliance Bancshares, Inc.
  (b).........................       8,537        102,529
OceanFirst Financial Corp.
  (b).........................       5,012         56,636
People's United Financial,
  Inc. .......................       5,455         91,099
Radian Group, Inc. (b)........       2,509         18,341
TF Financial Corp. ...........         260          4,932
TrustCo Bank Corp. NY (b).....       9,204         57,985
                                             ------------
                                                  593,619
                                             ------------
TOBACCO -- 1.3%
Altria Group, Inc. ...........      31,820        624,627
Lorillard, Inc. ..............       2,262        181,480
Philip Morris International,
  Inc. .......................      30,239      1,457,217
Reynolds American, Inc. (b)...       3,212        170,140
                                             ------------
                                                2,433,464
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)..............       3,229        134,456
Kaman Corp. (Class A).........       2,811         64,906
W.W. Grainger, Inc. (b).......         646         62,552
Willis Lease Finance Corp.
  (a)(b)......................         516          7,740
                                             ------------
                                                  269,654
                                             ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. (b)........       1,791         31,360
Artesian Resources Corp.
  (Class A) (b)...............         516          9,448
Cadiz, Inc. (a)(b)............         898         10,749
Connecticut Water Service,
  Inc. (b)....................       1,256         31,111
Middlesex Water Co. (b).......       6,166        108,707
Pennichuck Corp. (b)..........         260          5,494
Southwest Water Co. ..........       2,583         15,214
The York Water Co. (b)........       2,891         41,948
                                             ------------
                                                  254,031
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A)
  (a).........................       6,818   $    294,606
Crown Castle International
  Corp. (a)...................       4,694        183,254
Leap Wireless International,
  Inc. (a)....................       1,220         21,411
MetroPCS Communications, Inc.
  (a)(b)......................       3,620         27,620
NII Holdings, Inc. (a)........       3,198        107,389
SBA Communications Corp.
  (Class A) (a)(b)............       2,250         76,860
Sprint Nextel Corp. (a).......      41,001        150,063
Telephone & Data Systems,
  Inc. .......................       2,329         79,000
                                             ------------
                                                  940,203
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $179,780,580).........                183,697,320
                                             ------------
SHORT TERM INVESTMENTS -- 7.2%
MONEY MARKET FUNDS -- 7.2%
State Street Institutional
  Liquid Reserves Fund (d)....     733,734        733,734
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  12,569,817     12,569,817
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,303,551)..........                 13,303,551
                                             ------------
TOTAL INVESTMENTS -- 106.7%
  (F)
  (Cost $193,084,131).........                197,000,871
OTHER ASSETS AND
  LIABILITIES -- (6.7)%.......                (12,351,639)
                                             ------------
NET ASSETS -- 100.0%..........               $184,649,232
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Affiliated issuer. (Note 3)
(d)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)    Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Notes 2)
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.4%
Alliant Techsystems, Inc.
  (a)(b)......................         146   $     12,887
Boeing Co. (b)................       2,852        154,379
General Dynamics Corp. .......       1,423         97,006
Goodrich Corp. (b)............         545         35,016
Honeywell International,
  Inc. .......................       3,034        118,933
ITT Corp. (b).................         793         39,444
L-3 Communications Holdings,
  Inc. .......................         520         45,214
Lockheed Martin Corp. ........       1,289         97,126
Northrop Grumman Corp. (b)....       1,227         68,528
Precision Castparts Corp.
  (b).........................         611         67,424
Raytheon Co. (b)..............       1,721         88,666
Rockwell Collins, Inc. (b)....         693         38,364
Spirit Aerosystems Holdings,
  Inc. (a)(b).................         445          8,838
United Technologies Corp.
  (b).........................       3,759        260,912
                                             ------------
                                                1,132,737
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b).........................         743         43,636
Expeditors International
  Washington, Inc. (b)........         930         32,299
FedEx Corp. (b)...............       1,269        105,898
United Parcel Service, Inc.
  (Class B) (b)...............       3,048        174,864
                                             ------------
                                                  356,697
                                             ------------
AIRLINES -- 0.2%
Delta Air Lines, Inc. (a)(b)..       3,224         36,689
Southwest Airlines Co. (b)....       3,217         36,770
                                             ------------
                                                   73,459
                                             ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. (b)..........         499         16,577
Johnson Controls, Inc. (b)....       2,888         78,669
The Goodyear Tire & Rubber Co.
  (a)(b)......................       1,036         14,608
                                             ------------
                                                  109,854
                                             ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. (a)(b).........      14,067        140,670
Harley-Davidson, Inc. (b).....       1,032         26,006
                                             ------------
                                                  166,676
                                             ------------
BEVERAGES -- 2.4%
Brown-Forman Corp. (Class B)
  (b).........................         495         26,517
Coca-Cola Enterprises, Inc. ..       1,383         29,320
Constellation Brands, Inc.
  (Class A) (a)(b)............         840         13,381
Dr. Pepper Snapple Group,
  Inc. .......................       1,012         28,640
Hansen Natural Corp. (a)(b)...         315         12,096
Molson Coors Brewing Co.
  (Class B) (b)...............         646         29,173
PepsiAmericas, Inc. ..........         281          8,222
PepsiCo, Inc. ................       6,873        417,878
The Coca-Cola Co. ............       9,248        527,136
The Pepsi Bottling Group,
  Inc. .......................         604         22,650
                                             ------------
                                                1,115,013
                                             ------------
BIOTECHNOLOGY -- 1.7%
Alexion Pharmaceuticals, Inc.
  (a)(b)......................         341         16,648
Amgen, Inc. (a)...............       4,449        251,680
Amylin Pharmaceuticals, Inc.
  (a)(b)......................         597          8,471
Biogen Idec, Inc. (a)(b)......       1,299         69,496
Celgene Corp. (a)(b)..........       1,975        109,968
Cephalon, Inc. (a)(b).........         303         18,910
Dendreon Corp. (a)(b).........         500         13,140
Genzyme Corp. (a)(b)..........       1,181         57,881
Gilead Sciences, Inc. (a).....       4,005        173,336
Myriad Genetics, Inc. (a)(b)..         408         10,649
OSI Pharmaceuticals, Inc.
  (a)(b)......................         250          7,758
Talecris Biotherapeutics
  Holdings Corp. (a)(b).......         219          4,877
Vertex Pharmaceuticals, Inc.
  (a)(b)......................         799         34,237
                                             ------------
                                                  777,051
                                             ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b)...............       1,607         22,193
Owens Corning, Inc. (a)(b)....         400         10,256
                                             ------------
                                                   32,449
                                             ------------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group,
  Inc. (a)(b).................         179         12,056
Ameriprise Financial, Inc.
  (b).........................       1,163         45,148
BlackRock, Inc. (b)...........         189         43,886
Eaton Vance Corp. (b).........         504         15,327
Federated Investors, Inc.
  (Class B) (b)...............         413         11,357
Franklin Resources, Inc. (b)..         697         73,429
Invesco, Ltd. ................       1,903         44,701
Jefferies Group, Inc. (a)(b)..         505         11,984
Legg Mason, Inc. (b)..........         711         21,444
Morgan Stanley (b)............       5,483        162,297
Northern Trust Corp. (b)......       1,070         56,068
Raymond James Financial, Inc.
  (b).........................         428         10,174
SEI Investments Co. ..........         609         10,670
State Street Corp. (c)........       2,169         94,438
T. Rowe Price Group, Inc.
  (b).........................       1,137         60,545
TD Ameritrade Holding Corp.
  (a)(b)......................       1,053         20,407
The Bank of New York Mellon
  Corp. (b)...................       5,216        145,891
The Charles Schwab Corp. (b)..       4,110         77,350
The Goldman Sachs Group,
  Inc. .......................       1,856        313,367
                                             ------------
                                                1,230,539
                                             ------------
CHEMICALS -- 2.1%
Air Products & Chemicals,
  Inc. .......................         861         69,793
Airgas, Inc. (b)..............         304         14,470
Albemarle Corp. ..............         397         14,439
Celanese Corp. (Series A).....         647         20,769
CF Industries Holdings,
  Inc. .......................         251         22,786
E. I. du Pont de Nemours & Co.
  (b).........................       3,723        125,353
Eastman Chemical Co. (b)......         313         18,855
Ecolab, Inc. (b)..............       1,073         47,834
FMC Corp. (b).................         324         18,066
International Flavors &
  Fragrances, Inc. ...........         344         14,152
Intrepid Potash, Inc. (a)(b)..         143          4,171
Lubrizol Corp. ...............         294         21,447
Monsanto Co. .................       2,380        194,565
PPG Industries, Inc. (b)......         718         42,032
Praxair, Inc. ................       1,360        109,222
Sigma-Aldrich Corp. ..........         467         23,598
Terra Industries, Inc. (b)....         446         14,357
The Dow Chemical Co. (b)......       4,949        136,741
The Mosaic Co. ...............         648         38,705
The Scotts Miracle-Gro Co.
  (Class A) (b)...............         194          7,626
The Valspar Corp. (b).........         400         10,856
                                             ------------
                                                  969,837
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMERCIAL BANKS -- 2.5%
BB&T Corp. (b)................       3,006   $     76,262
BOK Financial Corp. (b).......          95          4,514
City National Corp. (b).......         181          8,254
Comerica, Inc. (b)............         666         19,694
Commerce Bancshares, Inc.
  (b).........................         280         10,842
Cullen/Frost Bankers, Inc.
  (b).........................         247         12,350
Fifth Third Bancorp (b).......       3,300         32,175
First Horizon National Corp.
  (a)(b)......................         913         12,240
Keycorp (b)...................       3,593         19,941
M&T Bank Corp. (b)............         340         22,743
PNC Financial Services Group,
  Inc. (b)....................       1,968        103,891
Regions Financial Corp. (b)...       4,765         25,207
SunTrust Banks, Inc. (b)......       2,225         45,145
U.S. Bancorp (b)..............       8,432        189,804
Wells Fargo & Co. ............      21,478        579,691
                                             ------------
                                                1,162,753
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Avery Dennison Corp. .........         509         18,573
Cintas Corp. (b)..............         582         15,161
Copart, Inc. (a)(b)...........         277         10,147
Corrections Corp. of America
  (a)(b)......................         549         13,478
Covanta Holding Corp. (a).....         538          9,732
Iron Mountain, Inc. (a)(b)....         788         17,935
Pitney Bowes, Inc. (b)........         920         20,939
R.R. Donnelley & Sons Co. ....         908         20,221
Republic Services, Inc. ......       1,353         38,304
Stericycle, Inc. (a)(b).......         385         21,241
Waste Connections, Inc. (a)...         345         11,502
Waste Management, Inc. (b)....       1,963         66,369
                                             ------------
                                                  263,602
                                             ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
Brocade Communications
  Systems, Inc. (a)(b)........       1,600         12,208
Cisco Systems, Inc. (a).......      25,247        604,413
F5 Networks, Inc. (a)(b)......         300         15,894
Harris Corp. .................         588         27,960
Juniper Networks, Inc.
  (a)(b)......................       2,305         61,474
Motorola, Inc. (a)(b).........       9,246         71,749
QUALCOMM, Inc. ...............       7,212        333,627
Tellabs, Inc. (a).............       1,400          7,952
                                             ------------
                                                1,135,277
                                             ------------
COMPUTERS & PERIPHERALS -- 5.6%
Apple, Inc. (a)...............       3,904        823,198
Dell, Inc. (a)(b).............       7,531        108,145
EMC Corp. (a)(b)..............       8,694        151,884
Hewlett-Packard Co. (b).......      10,375        534,416
International Business
  Machines Corp. .............       5,747        752,282
NCR Corp. (a).................         718          7,991
NetApp, Inc. (a)(b)...........       1,435         49,350
SanDisk Corp. (a)(b)..........         989         28,671
Seagate Technology............       2,121         38,581
Sun Microsystems, Inc. (a)....       3,221         30,181
Teradata Corp. (a)............         781         24,547
Western Digital Corp. (a).....         961         42,428
                                             ------------
                                                2,591,674
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp.
  (a)(b)......................         421         11,577
Fluor Corp. ..................         790         35,582
Jacobs Engineering Group, Inc.
  (a)(b)......................         537         20,197
KBR, Inc. ....................         715         13,585
Quanta Services, Inc. (a).....         860         17,922
The Shaw Group, Inc. (a)......         429         12,334
URS Corp. (a)(b)..............         368         16,383
                                             ------------
                                                  127,580
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)....................         181         16,183
Vulcan Materials Co. (b)......         500         26,335
                                             ------------
                                                   42,518
                                             ------------
CONSUMER FINANCE -- 0.7%
American Express Co. .........       4,629        187,567
Capital One Financial Corp.
  (b).........................       1,931         74,035
Discover Financial Services
  (b).........................       2,377         34,966
SLM Corp. (a).................       2,046         23,058
                                             ------------
                                                  319,626
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Aptargroup, Inc. .............         282         10,079
Ball Corp. (b)................         412         21,300
Bemis Co., Inc. ..............         449         13,313
Crown Holdings, Inc. (a)......         699         17,881
Owens-Illinois, Inc. (a)(b)...         744         24,455
Pactiv Corp. (a)(b)...........         573         13,832
Sealed Air Corp. (b)..........         698         15,258
Sonoco Products Co. ..........         430         12,578
                                             ------------
                                                  128,696
                                             ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (b).........         704         26,724
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)(b).....         576         34,894
Career Education Corp.
  (a)(b)......................         192          4,476
DeVry, Inc. (b)...............         270         15,317
Education Management Corp.
  (a)(b)......................          87          1,915
H&R Block, Inc. (b)...........       1,479         33,455
ITT Educational Services, Inc.
  (a)(b)......................         170         16,313
Strayer Education, Inc. (b)...          59         12,537
Weight Watchers International,
  Inc. (b)....................         165          4,811
                                             ------------
                                                  123,718
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
Bank of America Corp. (b).....      37,743        568,410
CIT Group,Inc. (a)............         900         24,849
Citigroup, Inc. (b)...........      89,887        297,526
CME Group, Inc. (b)...........         290         97,426
Intercontinental Exchange,
  Inc. (a)(b).................         318         35,711
JPMorgan Chase & Co. (b)......      17,185        716,099
Leucadia National Corp.
  (a)(b)......................         756         17,985
Moody's Corp. (b).............         838         22,458
MSCI, Inc. (Class A) (a)(b)...         400         12,720
NYSE Euronext (b).............       1,129         28,564
The Nasdaq OMX Group, Inc.
  (a)(b)......................         694         13,755
                                             ------------
                                                1,835,503
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
AT&T, Inc. ...................      25,966        727,827
CenturyTel, Inc. (b)..........       1,300         47,073
Clearwire Corp. (Class A)
  (a)(b)......................         307          2,075
Frontier Communications Corp.
  (b).........................       1,371         10,708
Level 3 Communications, Inc.
  (a)(b)......................       6,953         10,638
Qwest Communications
  International, Inc. (b).....       6,202         26,110


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Verizon Communications,
  Inc. .......................      12,460   $    412,800
Windstream Corp. (b)..........       1,933         21,244
                                             ------------
                                                1,258,475
                                             ------------
ELECTRIC UTILITIES -- 2.0%
Allegheny Energy, Inc. (b)....         739         17,352
American Electric Power Co.,
  Inc. (b)....................       2,081         72,398
DPL, Inc. (b).................         499         13,772
Duke Energy Corp. (b).........       5,673         97,632
Edison International (b)......       1,311         45,597
Entergy Corp. ................         825         67,518
Exelon Corp. (b)..............       2,908        142,114
FirstEnergy Corp. (b).........       1,327         61,639
FPL Group, Inc. ..............       1,642         86,731
ITC Holdings Corp. (b)........         215         11,199
Northeast Utilities...........         798         20,580
NV Energy, Inc. ..............       1,020         12,628
Pepco Holdings, Inc. (b)......         945         15,923
Pinnacle West Capital Corp.
  (b).........................         442         16,168
PPL Corp. (b).................       1,626         52,536
Progress Energy, Inc. (b).....       1,253         51,386
The Southern Co. (b)..........       3,486        116,154
Westar Energy, Inc. (b).......         470         10,208
                                             ------------
                                                  911,535
                                             ------------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b)..............         461         17,629
Emerson Electric Co. (b)......       3,286        139,984
First Solar, Inc. (a)(b)......         198         26,809
Hubbell, Inc. (Class B).......         234         11,068
Rockwell Automation, Inc.
  (b).........................         664         31,195
Roper Industries, Inc. (b)....         390         20,424
SunPower Corp. (Class A)
  (a)(b)......................         477         11,295
                                             ------------
                                                  258,404
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Agilent Technologies, Inc.
  (a)(b)......................       1,555         48,314
Amphenol Corp. (Class A)......         768         35,466
Arrow Electronics, Inc. (a)...         526         15,575
Avnet, Inc. (a)...............         646         19,483
Corning, Inc. ................       6,911        133,451
Dolby Laboratories, Inc.
  (Class A) (a)...............         232         11,073
FLIR Systems, Inc. (a)(b).....         618         20,221
Ingram Micro, Inc. (Class A)
  (a).........................         624         10,889
Itron, Inc. (a)(b)............         144          9,730
Mettler-Toledo International,
  Inc. (a)(b).................         144         15,119
Molex, Inc. (b)...............         580         12,499
Trimble Navigation, Ltd.
  (a)(b)......................         549         13,835
                                             ------------
                                                  345,655
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc. (b)........       1,344         54,405
BJ Services Co. (b)...........       1,291         24,013
Cameron International Corp.
  (a)(b)......................       1,052         43,974
Diamond Offshore Drilling,
  Inc. (b)....................         288         28,345
FMC Technologies, Inc.
  (a)(b)......................         560         32,390
Halliburton Co. ..............       3,900        117,351
Helmerich & Payne, Inc. (b)...         410         16,351
Nabors Industries, Ltd.
  (a)(b)......................       1,245         27,253
National-Oilwell Varco, Inc.
  (b).........................       1,795         79,141
Oceaneering International,
  Inc. (a)....................         200         11,704
Patterson-UTI Energy, Inc.
  (b).........................         679         10,423
Pride International, Inc.
  (a)(b)......................         751         23,964
Rowan Cos., Inc. (a)..........         471         10,663
Schlumberger, Ltd. (b)........       5,240        341,071
Smith International, Inc.
  (b).........................         951         25,839
Tidewater, Inc. (b)...........         227         10,885
                                             ------------
                                                  857,772
                                             ------------
FOOD & STAPLES RETAILING -- 2.5%
Costco Wholesale Corp. (b)....       1,881        111,299
CVS Caremark Corp. ...........       6,200        199,702
Safeway, Inc. (b).............       1,872         39,855
SUPERVALU, Inc. (b)...........         928         11,795
Sysco Corp. (b)...............       2,573         71,890
The Kroger Co. (b)............       2,677         54,959
Wal-Mart Stores, Inc. ........       9,507        508,149
Walgreen Co. (b)..............       4,323        158,740
Whole Foods Market, Inc.
  (a)(b)......................         508         13,944
                                             ------------
                                                1,170,333
                                             ------------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co. ...       2,561         80,185
Bunge, Ltd. (b)...............         523         33,383
Campbell Soup Co. (b).........         978         33,056
ConAgra Foods, Inc. (b).......       1,976         45,547
Dean Foods Co. (a)(b).........         766         13,819
Flowers Foods, Inc. (b).......         374          8,886
General Mills, Inc. (b).......       1,354         95,877
H.J. Heinz Co. ...............       1,369         58,538
Hormel Foods Corp. (b)........         321         12,343
Kellogg Co. (b)...............       1,043         55,488
Kraft Foods, Inc. (a)(b)......       5,819        158,160
McCormick & Co., Inc. (b).....         503         18,173
Ralcorp Holdings, Inc.
  (a)(b)......................         248         14,808
Sara Lee Corp. (b)............       2,873         34,993
Smithfield Foods, Inc.
  (a)(b)......................         588          8,932
The Hershey Co. (b)...........         705         25,232
The J.M. Smucker Co. (b)......         516         31,863
Tyson Foods, Inc. (Class A)
  (b).........................       1,272         15,607
                                             ------------
                                                  744,890
                                             ------------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ..........         336         12,254
Atmos Energy Corp. (b)........         398         11,701
Energen Corp. ................         283         13,245
EQT Corp. (b).................         572         25,122
National Fuel Gas Co. (b).....         296         14,800
ONEOK, Inc. (b)...............         432         19,254
Piedmont Natural Gas Co., Inc.
  (b).........................         302          8,079
Questar Corp. ................         755         31,385
UGI Corp. ....................         468         11,321
                                             ------------
                                                  147,161
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Baxter International, Inc. ...       2,678        157,145
Beckman Coulter, Inc. ........         267         17,472
Becton, Dickinson & Co. (b)...         987         77,835
Boston Scientific Corp. (a)...       6,470         58,230
C.R. Bard, Inc. ..............         433         33,731
CareFusion Corp. (a)(b).......         778         19,458
DENTSPLY International, Inc.
  (b).........................         607         21,348
Edwards Lifesciences Corp.
  (a).........................         247         21,452
Gen-Probe, Inc. (a)(b)........         234         10,039
Hologic, Inc. (a)(b)..........       1,107         16,051
Hospira, Inc. (a)(b)..........         698         35,598
IDEXX Laboratories, Inc.
  (a)(b)......................         264         14,108
Intuitive Surgical, Inc. (a)..         164         49,744


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Inverness Medical Innovations,
  Inc. (a)(b).................         338   $     14,030
Kinetic Concepts, Inc.
  (a)(b)......................         227          8,546
Medtronic, Inc. (b)...........       4,846        213,127
ResMed, Inc. (a)(b)...........         328         17,145
St. Jude Medical, Inc. (a)....       1,502         55,243
Stryker Corp. (b).............       1,326         66,791
Teleflex, Inc. ...............         175          9,431
Varian Medical Systems, Inc.
  (a)(b)......................         549         25,721
Zimmer Holdings, Inc. (a).....         987         58,342
                                             ------------
                                                1,000,587
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Aetna, Inc. (b)...............       1,913         60,642
AmerisourceBergen Corp. (b)...       1,328         34,621
Cardinal Health, Inc. (b).....       1,556         50,166
CIGNA Corp. (b)...............       1,199         42,289
Community Health Systems, Inc.
  (a)(b)......................         407         14,489
Coventry Health Care, Inc.
  (a).........................         649         15,764
DaVita, Inc. (a)..............         463         27,197
Express Scripts, Inc. (Class
  A) (a)......................       1,115         96,392
Henry Schein, Inc. (a)(b).....         404         21,250
Humana, Inc. (a)(b)...........         745         32,698
Laboratory Corp. of America
  Holdings (a)(b).............         469         35,100
Lincare Holdings, Inc.
  (a)(b)......................         315         11,693
McKesson Corp. ...............       1,196         74,750
Medco Health Solutions, Inc.
  (a).........................       2,067        132,102
Omnicare, Inc. (b)............         474         11,461
Patterson Cos., Inc. (a)(b)...         434         12,143
Quest Diagnostics, Inc. (b)...         642         38,764
UnitedHealth Group, Inc. .....       5,059        154,198
Universal Health Services,
  Inc. (Class B) (b)..........         402         12,261
WellPoint, Inc. (a)...........       1,977        115,239
                                             ------------
                                                  993,219
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)..............         282         23,248
IMS Health, Inc. .............         782         16,469
                                             ------------
                                                   39,717
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Burger King Holdings, Inc.
  (b).........................         397          7,472
Carnival Corp. (a)(b).........       1,849         58,595
Chipotle Mexican Grill, Inc.
  (a).........................         138         12,166
Darden Restaurants, Inc. (b)..         550         19,288
Hyatt Hotels Corp. (Class A)
  (a)(b)......................         166          4,948
International Game Technology
  (b).........................       1,306         24,514
Las Vegas Sands Corp. (a)(b)..       1,967         29,387
Marriott International, Inc.
  (Class A) (b)...............       1,347         36,706
McDonald's Corp. (b)..........       4,698        293,343
MGM MIRAGE, Inc. (a)(b).......       1,080          9,850
Penn National Gaming, Inc.
  (a)(b)......................         360          9,785
Royal Caribbean Cruises, Ltd.
  (a)(b)......................         597         15,092
Starbucks Corp. (a)(b)........       3,202         73,838
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........         745         27,245
Wendy's/Arby's Group, Inc.
  (Class A) (b)...............       1,916          8,986
Wyndham Worldwide Corp. (b)...         700         14,119
Wynn Resorts, Ltd. (b)........         315         18,342
Yum! Brands, Inc. (b).........       2,020         70,639
                                             ------------
                                                  734,315
                                             ------------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. (b).........       1,199         13,033
Fortune Brands, Inc. (b)......         665         28,728
Garmin, Ltd. (b)..............         533         16,363
Leggett & Platt, Inc. (b).....         694         14,158
Mohawk Industries, Inc.
  (a)(b)......................         235         11,186
Newell Rubbermaid, Inc. (b)...       1,208         18,132
NVR, Inc. (a)(b)..............          26         18,478
Pulte Homes, Inc. (a)(b)......       1,411         14,110
The Black & Decker Corp. .....         272         17,634
Toll Brothers, Inc. (a)(b)....         586         11,023
Whirlpool Corp. (b)...........         324         26,134
                                             ------------
                                                  188,979
                                             ------------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc.
  (b).........................         304         18,377
Colgate-Palmolive Co. ........       2,140        175,801
Energizer Holdings, Inc.
  (a)(b)......................         349         21,387
Kimberly-Clark Corp. .........       1,810        115,315
Procter & Gamble Co. .........      12,761        773,699
The Clorox Co. (b)............         605         36,905
                                             ------------
                                                1,141,484
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a)(b)..........       1,553         17,083
Constellation Energy Group,
  Inc. (b)....................         779         27,397
Dynegy, Inc. (Class A)
  (a)(b)......................       2,249          4,071
Mirant Corp. (a)(b)...........         682         10,414
NRG Energy, Inc. (a)..........       1,134         26,774
RRI Energy, Inc. (a)(b).......       1,504          8,603
The AES Corp. (a).............       2,916         38,812
                                             ------------
                                                  133,154
                                             ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
3M Co. (b)....................       2,822        233,295
General Electric Co. .........      46,157        698,355
McDermott International, Inc.
  (a)(b)......................         995         23,890
Textron, Inc. (b).............       1,076         20,240
                                             ------------
                                                  975,780
                                             ------------
INSURANCE -- 3.7%
AFLAC, Inc. (b)...............       2,036         94,165
Alleghany Corp. (a)...........          23          6,348
Allied World Assurance Company
  Holdings, Ltd. .............         155          7,141
American Financial Group, Inc.
  (b).........................         338          8,433
American International Group,
  Inc. (a)(b).................         514         15,410
AON Corp. (b).................       1,038         39,797
Arch Capital Group, Ltd.
  (a)(b)......................         218         15,598
Assurant, Inc. ...............         516         15,212
Axis Capital Holdings, Ltd.
  (b).........................         619         17,586
Berkshire Hathaway, Inc.
  (Class A) (a)...............           5        496,000
Brown & Brown, Inc. (b).......         496          8,913
Chubb Corp. (b)...............       1,454         71,508
Cincinnati Financial Corp.
  (b).........................         661         17,345
CNA Financial Corp. (a)(b)....         120          2,880
Everest Re Group, Ltd. .......         255         21,848


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Fidelity National Financial,
  Inc. (Class A) (b)..........         984   $     13,245
First American Corp. (b)......         537         17,780
Genworth Financial, Inc.
  (Class A) (a)(b)............       2,200         24,970
Hartford Financial Services
  Group, Inc. ................       1,740         40,472
HCC Insurance Holdings, Inc.
  (b).........................         501         14,013
Lincoln National Corp. (b)....       1,326         32,991
Loews Corp. (b)...............       1,549         56,306
Markel Corp. (a)(b)...........          40         13,600
Marsh & McLennan Cos., Inc. ..       2,242         49,503
MetLife, Inc. ................       2,503         88,481
Old Republic International
  Corp. (b)...................       1,005         10,090
PartnerRe, Ltd. (b)...........         238         17,769
Principal Financial Group,
  Inc. (b)....................       1,345         32,334
Prudential Financial, Inc.
  (b).........................       2,069        102,953
Reinsurance Group of America,
  Inc. .......................         318         15,153
RenaissanceRe Holdings,
  Ltd. .......................         267         14,191
The Allstate Corp. (b)........       2,363         70,985
The Hanover Insurance Group,
  Inc. (b)....................         228         10,130
The Progressive Corp. (a)(b)..       2,770         49,832
The Travelers Cos., Inc. .....       2,347        117,021
Torchmark Corp. (b)...........         380         16,701
Transatlantic Holdings, Inc.
  (b).........................         209         10,891
Unum Group (b)................       1,446         28,226
W.R. Berkley Corp. (b)........         625         15,400
Wesco Financial Corp. (b).....           4          1,372
White Mountains Insurance
  Group, Ltd. ................          36         11,976
XL Capital, Ltd. (Class A)....       1,400         25,662
                                             ------------
                                                1,740,231
                                             ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a)..........       1,360        182,947
Expedia, Inc. (a)(b)..........         904         23,242
Liberty Media
  Corp -- Interactive (Class
  A) (a)(b)...................       2,658         28,813
Netflix, Inc. (a)(b)..........         200         11,028
Priceline.com, Inc. (a)(b)....         178         38,893
                                             ------------
                                                  284,923
                                             ------------
INTERNET SOFTWARE & SERVICES -- 2.0%
Akamai Technologies, Inc.
  (a)(b)......................         734         18,592
AOL, Inc. (a)(b)..............         468         10,895
eBay, Inc. (a)................       4,790        112,757
Equinix, Inc. (a)(b)..........         200         21,230
Google, Inc. (Class A)
  (a)(b)......................       1,010        626,180
IAC/InterActive Corp. (a)(b)..         370          7,578
VeriSign, Inc. (a)............         847         20,531
Yahoo!, Inc. (a)(b)...........       5,631         94,488
                                             ------------
                                                  912,251
                                             ------------
IT SERVICES -- 1.7%
Affiliated Computer Services,
  Inc. (Class A) (a)(b).......         404         24,115
Alliance Data Systems Corp.
  (a)(b)......................         228         14,727
Automatic Data Processing,
  Inc. (b)....................       2,221         95,103
Broadridge Financial
  Solutions, Inc. ............         611         13,784
Cognizant Technology Solutions
  Corp. (Class A) (a).........       1,258         56,987
Computer Sciences Corp.
  (a)(b)......................         663         38,142
DST Systems, Inc. (a)(b)......         181          7,883
Fidelity National Information
  Services, Inc. (b)..........       1,357         31,808
Fiserv, Inc. (a)(b)...........         711         34,469
Genpact, Ltd. (a).............         300          4,470
Global Payments, Inc. (b).....         350         18,851
Hewitt Associates, Inc. (Class
  A) (a)(b)...................         384         16,228
Lender Processing Services,
  Inc. .......................         413         16,793
ManTech International Corp.
  (Class A) (a)...............          90          4,345
Mastercard, Inc. (Class A)
  (b).........................         421        107,768
Paychex, Inc. (b).............       1,418         43,448
SAIC, Inc. (a)(b).............         893         16,913
The Western Union Co. ........       3,124         58,887
Total System Services, Inc.
  (b).........................         872         15,059
Visa, Inc. (Class A) (b)......       1,872        163,725
                                             ------------
                                                  783,505
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Hasbro, Inc. (b)..............         555         17,793
Mattel, Inc. .................       1,569         31,349
                                             ------------
                                                   49,142
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Charles River Laboratories
  International, Inc. (a)(b)..         304         10,242
Covance, Inc. (a)(b)..........         283         15,443
Illumina, Inc. (a)(b).........         539         16,520
Life Technologies Corp.
  (a)(b)......................         752         39,277
Millipore Corp. (a)...........         236         17,075
PerkinElmer, Inc. (b).........         520         10,707
Pharmaceutical Product
  Development, Inc. (b).......         454         10,642
Techne Corp. (b)..............         163         11,175
Thermo Fisher Scientific, Inc.
  (a)(b)......................       1,734         82,694
Waters Corp. (a)..............         432         26,767
                                             ------------
                                                  240,542
                                             ------------
MACHINERY -- 1.7%
AGCO Corp. (a)(b).............         393         12,710
Caterpillar, Inc. (b).........       2,727        155,412
Cummins, Inc. ................         806         36,963
Danaher Corp. (b).............       1,075         80,840
Deere & Co. (b)...............       1,839         99,472
Donaldson Co., Inc. ..........         299         12,719
Dover Corp. (b)...............         823         34,245
Eaton Corp. ..................         719         45,743
Flowserve Corp. (b)...........         252         23,822
Harsco Corp. .................         367         11,828
Illinois Tool Works, Inc.
  (b).........................       1,916         91,949
Joy Global, Inc. (b)..........         464         23,938
Lincoln Electric Holdings,
  Inc. (b)....................         179          9,569
Navistar International Corp.
  (a).........................         271         10,474
PACCAR, Inc. (b)..............       1,503         54,514
Pall Corp. ...................         522         18,896
Parker-Hannifin Corp. ........         701         37,770
Pentair, Inc. (b).............         427         13,792
SPX Corp. (b).................         234         12,800
The Stanley Works (b).........         344         17,719
                                             ------------
                                                  805,175
                                             ------------
MEDIA -- 2.9%
Cablevision Systems Corp.
  (Class A)...................       1,004         25,923
CBS Corp. ....................       2,660         37,373
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a)(b)......................         174          1,808
Comcast Corp. (Class A) (b)...      12,672        213,650


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
DIRECTV (Class A) (a)(b)......       4,259   $    142,038
Discovery Communications, Inc.
  (Series A) (a)(b)...........       1,224         37,540
DISH Network Corp. (Class A)..         928         19,275
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............         252         10,067
Interactive Data Corp. (b)....         158          3,997
John Wiley & Sons, Inc. (Class
  A) (b)......................         219          9,172
Liberty Global, Inc. (Series
  A) (a)(b)...................       1,080         23,663
Liberty Media -- Starz (Series
  A) (a)......................         227         10,476
Marvel Entertainment, Inc.
  (a)(b)......................         229         12,384
News Corp. (Class A)..........      10,124        138,598
Omnicom Group, Inc. (b).......       1,357         53,127
Scripps Networks Interactive
  (Class A) (b)...............         358         14,857
The Interpublic Group of Cos.,
  Inc. (a)(b).................       2,124         15,675
The McGraw-Hill Cos., Inc.
  (b).........................       1,402         46,981
The Walt Disney Co. (b).......       7,641        246,422
The Washington Post Co. (Class
  B) (b)......................          24         10,550
Time Warner Cable, Inc. (b)...       1,512         62,582
Time Warner, Inc. (b).........       5,152        150,129
Viacom, Inc. (a)..............       2,344         69,687
Virgin Media, Inc. (b)........       1,289         21,694
                                             ------------
                                                1,377,668
                                             ------------
METALS & MINING -- 1.1%
Alcoa, Inc. (b)...............       4,244         68,413
Allegheny Technologies, Inc.
  (b).........................         408         18,266
Cliffs Natural Resources, Inc.
  (b).........................         580         26,732
Freeport-McMoRan Copper &
  Gold, Inc. (a)(b)...........       1,767        141,872
Newmont Mining Corp. .........       2,076         98,216
Nucor Corp. (b)...............       1,253         58,453
Reliance Steel & Aluminum Co.
  (b).........................         282         12,188
Southern Copper Corp. ........         967         31,824
Steel Dynamics, Inc. (b)......         828         14,672
United States Steel Corp.
  (b).........................         620         34,174
Walter Energy, Inc. (a)(b)....         231         17,397
                                             ------------
                                                  522,207
                                             ------------
MULTI-UTILITIES -- 1.4%
Alliant Energy Corp. (b)......         486         14,706
Ameren Corp. (b)..............         916         25,602
CenterPoint Energy, Inc. (b)..       1,553         22,534
CMS Energy Corp. (b)..........         969         15,174
Consolidated Edison, Inc.
  (b).........................       1,196         54,334
Dominion Resources, Inc. (b)..       2,638        102,671
DTE Energy Co. (b)............         717         31,254
Integrys Energy Group, Inc.
  (b).........................         336         14,109
MDU Resources Group, Inc. ....         738         17,417
NiSource, Inc. (b)............       1,189         18,287
NSTAR.........................         465         17,112
OGE Energy Corp. (b)..........         413         15,236
PG&E Corp. (b)................       1,595         71,217
Public Service Enterprise
  Group, Inc. (b).............       2,219         73,782
SCANA Corp. (b)...............         484         18,237
Sempra Energy (b).............         987         55,252
TECO Energy, Inc. (b).........         872         14,144
Vectren Corp. (b).............         355          8,761
Wisconsin Energy Corp. (b)....         514         25,613
Xcel Energy, Inc. ............       1,961         41,612
                                             ------------
                                                  657,054
                                             ------------
MULTILINE RETAIL -- 0.8%
Dollar General Corp. (a)(b)...         149          3,342
Dollar Tree Stores, Inc.
  (a)(b)......................         395         19,079
Family Dollar Stores, Inc.
  (b).........................         576         16,030
J. C. Penney Co., Inc. (b)....         861         22,911
Kohl's Corp. (a)(b)...........       1,253         67,574
Macy's, Inc. (b)..............       1,827         30,621
Nordstrom, Inc. (b)...........         744         27,960
Sears Holdings Corp. (a)(b)...         261         21,780
Target Corp. .................       2,981        144,191
                                             ------------
                                                  353,488
                                             ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)...............       3,823         32,343
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 9.4%
Alpha Natural Resources, Inc.
  (a)(b)......................         706         30,626
Anadarko Petroleum Corp. .....       2,103        131,269
Apache Corp. .................       1,469        151,557
Arch Coal, Inc. (b)...........         625         13,906
Cabot Oil & Gas Corp. (b).....         464         20,226
Chesapeake Energy Corp. (b)...       2,849         73,732
Chevron Corp. ................       8,796        677,204
Cimarex Energy Co. (b)........         355         18,804
CNX Gas Corp. (a)(b)..........         122          3,602
Cobalt International Energy,
  Inc. (a)....................         276          3,820
Concho Resources, Inc. (a)....         271         12,168
ConocoPhillips................       5,667        289,414
CONSOL Energy, Inc. (b).......         806         40,139
Continental Resources, Inc.
  (a)(b)......................         144          6,176
Denbury Resources, Inc.
  (a)(b)......................       1,073         15,881
Devon Energy Corp. ...........       1,828        134,358
El Paso Corp. ................       3,092         30,394
EOG Resources, Inc. (b).......       1,076        104,695
EXCO Resources, Inc. (b)......         748         15,880
Exxon Mobil Corp. (b).........      20,770      1,416,306
Forest Oil Corp. (a)(b).......         477         10,613
Hess Corp. ...................       1,291         78,106
Marathon Oil Corp. ...........       3,097         96,688
Murphy Oil Corp. .............         826         44,769
Newfield Exploration Co.
  (a)(b)......................         569         27,443
Noble Energy, Inc. ...........         747         53,201
Occidental Petroleum Corp.
  (b).........................       3,563        289,850
Peabody Energy Corp. (b)......       1,178         53,257
Petrohawk Energy Corp.
  (a)(b)......................       1,298         31,139
Pioneer Natural Resources Co.
  (b).........................         523         25,193
Plains Exploration &
  Production Co. (a)..........         570         15,766
Quicksilver Resources, Inc.
  (a)(b)......................         494          7,415
Range Resources Corp. (b).....         677         33,749
Southwestern Energy Co.
  (a)(b)......................       1,496         72,107
Spectra Energy Corp. .........       2,844         58,331
Sunoco, Inc. (b)..............         520         13,572
Tesoro Corp. (b)..............         596          8,076
The Williams Cos., Inc. (b)...       2,528         53,290
Ultra Petroleum Corp. (a).....         662         33,007
Valero Energy Corp. (b).......       2,353         39,413
Whiting Petroleum Corp.
  (a)(b)......................         218         15,576
XTO Energy, Inc. (b)..........       2,519        117,209
                                             ------------
                                                4,367,927
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. ......       1,693   $     45,339
MeadWestvaco Corp. (b)........         711         20,356
Weyerhaeuser Co. (b)..........         922         39,775
                                             ------------
                                                  105,470
                                             ------------
PERSONAL PRODUCTS -- 0.3%
Alberto-Culver Co. (b)........         380         11,130
Avon Products, Inc. (b).......       1,872         58,968
Mead Johnson Nutrition Co.....         930         40,641
The Estee Lauder Cos., Inc.
  (Class A) (b)...............         518         25,051
                                             ------------
                                                  135,790
                                             ------------
PHARMACEUTICALS -- 6.0%
Abbott Laboratories...........       6,761        365,026
Allergan, Inc. (b)............       1,353         85,253
Bristol-Myers Squibb Co. (b)..       7,457        188,289
Eli Lilly & Co. (b)...........       4,259        152,089
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................         451          9,250
Forest Laboratories, Inc.
  (a)(b)......................       1,335         42,867
Johnson & Johnson (b).........      12,037        775,303
King Pharmaceuticals, Inc.
  (a)(b)......................       1,068         13,104
Merck & Co., Inc. ............      13,301        486,019
Mylan, Inc. (a)(b)............       1,321         24,346
Perrigo Co. ..................         371         14,781
Pfizer, Inc. .................      35,275        641,652
Watson Pharmaceuticals, Inc.
  (a)(b)......................         454         17,983
                                             ------------
                                                2,815,962
                                             ------------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (b).............         557         17,206
FTI Consulting, Inc. (a)(b)...         216         10,187
IHS, Inc. (Class A) (a)(b)....         204         11,181
Manpower, Inc. ...............         338         18,448
Robert Half International,
  Inc. (b)....................         719         19,219
The Dun & Bradstreet Corp. ...         234         19,743
Verisk Analytics, Inc. (Class
  A) (a)(b)...................         373         11,294
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............         183          8,696
                                             ------------
                                                  115,974
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
AMB Property Corp. (b)........         679         17,348
Annaly Capital Management,
  Inc. (b)....................       2,346         40,703
Avalonbay Communities, Inc.
  (b).........................         348         28,574
Boston Properties, Inc. (b)...         622         41,718
Digital Realty Trust, Inc.
  (b).........................         305         15,335
Equity Residential (b)........       1,192         40,266
Federal Realty Investment
  Trust (b)...................         253         17,133
HCP, Inc. (b).................       1,202         36,709
Health Care REIT, Inc. .......         583         25,839
Host Hotels & Resorts, Inc.
  (a)(b)......................       2,646         30,879
Kimco Realty Corp. (b)........       1,774         24,002
Liberty Property Trust........         428         13,700
Nationwide Health Properties,
  Inc. .......................         447         15,726
Plum Creek Timber Co., Inc.
  (b).........................         744         28,093
ProLogis (b)..................       1,977         27,065
Public Storage (b)............         559         45,531
Rayonier, Inc. (b)............         341         14,377
Realty Income Corp. (b).......         452         11,711
Regency Centers Corp. (b).....         405         14,199
Simon Property Group, Inc.
  (b).........................       1,251         99,830
Ventas, Inc. .................         728         31,843
Vornado Realty Trust (b)......         777         54,343
                                             ------------
                                                  674,924
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp.
  (b).........................       1,191         14,435
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............       1,100         14,927
The St. Joe Co. (a)(b)........         398         11,498
                                             ------------
                                                   40,860
                                             ------------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe
  Corp. ......................       1,208        119,133
CSX Corp. (b).................       1,741         84,421
Hertz Global Holdings, Inc.
  (a)(b)......................         976         11,634
J.B. Hunt Transport Services,
  Inc. (b)....................         384         12,392
Kansas City Southern (a)(b)...         397         13,216
Norfolk Southern Corp. (b)....       1,598         83,767
Ryder Systems, Inc. (b).......         251         10,334
Union Pacific Corp. (b).......       2,191        140,005
                                             ------------
                                                  474,902
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
Advanced Micro Devices, Inc.
  (a)(b)......................       2,433         23,551
Altera Corp. (b)..............       1,304         29,510
Analog Devices, Inc. (b)......       1,281         40,454
Applied Materials, Inc. ......       5,856         81,633
Broadcom Corp. (Class A) (a)..       1,854         58,308
Cree, Inc. (a)(b).............         453         25,536
Intel Corp. ..................      24,228        494,251
KLA-Tencor Corp. (b)..........         755         27,301
Lam Research Corp. (a)(b).....         557         21,840
Linear Technology Corp. (b)...         899         27,455
LSI Logic Corp. (a)...........       2,806         16,864
Marvell Technology Group, Ltd.
  (a)(b)......................       2,103         43,637
Maxim Integrated Products,
  Inc. (b)....................       1,396         28,339
MEMC Electronic Materials,
  Inc. (a)(b).................         988         13,457
Microchip Technology, Inc.
  (b).........................         801         23,277
Micron Technology, Inc.
  (a)(b)......................       3,822         40,360
National Semiconductor Corp.
  (b).........................       1,005         15,437
NVIDIA Corp. (a)(b)...........       2,344         43,786
ON Semiconductor Corp.
  (a)(b)......................       1,772         15,611
Texas Instruments, Inc. ......       5,541        144,398
Varian Semiconductor Equipment
  Associates, Inc. (a) (b)....         318         11,410
Xilinx, Inc. (b)..............       1,209         30,298
                                             ------------
                                                1,256,713
                                             ------------
SOFTWARE -- 4.3%
Activision Blizzard, Inc.
  (a)(b)......................       2,576         28,619
Adobe Systems, Inc. (a).......       2,288         84,153
Ansys, Inc. (a)...............         393         17,080
Autodesk, Inc. (a)(b).........         992         25,207
BMC Software, Inc. (a)(b).....         806         32,321
CA, Inc. (b)..................       1,799         40,406
Citrix Systems, Inc. (a)......         791         32,913
Electronic Arts, Inc. (a)(b)..       1,400         24,850
Factset Research Systems, Inc.
  (b).........................         192         12,647
Intuit, Inc. (a)(b)...........       1,295         39,769
McAfee, Inc. (a)(b)...........         669         27,141
Microsoft Corp. (b)...........      34,518      1,052,454
Nuance Communications, Inc.
  (a)(b)......................         951         14,779
Oracle Corp. .................      16,721        410,333
Red Hat, Inc. (a)(b)..........         829         25,616


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Rovi Corp. (a)(b).............         400   $     12,748
Salesforce.com, Inc. (a)(b)...         447         32,975
Sybase, Inc. (a)(b)...........         355         15,407
Symantec Corp. (a)(b).........       3,582         64,082
Synopsys, Inc. (a)(b).........         619         13,791
VMware, Inc. (Class A)
  (a)(b)......................         163          6,908
                                             ------------
                                                2,014,199
                                             ------------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co. (Class
  A) (b)......................         376         13,104
Advance Auto Parts, Inc. (b)..         412         16,678
American Eagle Outfitters,
  Inc. (b)....................         781         13,261
AutoNation, Inc. (a)(b).......         300          5,745
AutoZone, Inc. (a)(b).........         148         23,394
Bed Bath & Beyond, Inc.
  (a)(b)......................       1,144         44,193
Best Buy Co., Inc. (b)........       1,465         57,809
CarMax, Inc. (a)(b)...........         867         21,025
GameStop Corp. (Class A)
  (a)(b)......................         662         14,524
Guess ?, Inc. (b).............         269         11,379
Limited Brands, Inc. (b)......       1,318         25,358
Lowe's Cos., Inc. ............       6,380        149,228
O'Reilly Automotive, Inc.
  (a)(b)......................         591         22,529
PetSmart, Inc. (b)............         562         15,000
Ross Stores, Inc. (b).........         567         24,216
Staples, Inc. (b).............       3,104         76,327
The Gap, Inc. (b).............       2,291         47,996
The Home Depot, Inc. .........       7,476        216,281
The Sherwin-Williams Co. (b)..         432         26,633
The TJX Cos., Inc. (b)........       1,838         67,179
Tiffany & Co. (b).............         543         23,349
Urban Outfitters, Inc.
  (a)(b)......................         513         17,950
                                             ------------
                                                  933,158
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. ..................       1,399         51,105
NIKE, Inc. (Class B) (b)......       1,174         77,566
Polo Ralph Lauren Corp. (b)...         252         20,407
V. F. Corp. (b)...............         377         27,612
                                             ------------
                                                  176,690
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial
  (b).........................          92          2,894
Hudson City Bancorp, Inc.
  (b).........................       2,130         29,245
New York Community Bancorp,
  Inc. (b)....................       1,802         26,147
People's United Financial,
  Inc. (b)....................       1,551         25,902
TFS Financial Corp. (b).......         410          4,977
                                             ------------
                                                   89,165
                                             ------------
TOBACCO -- 1.4%
Altria Group, Inc. (b)........       8,970        176,081
Lorillard, Inc. ..............         733         58,809
Philip Morris International,
  Inc. .......................       8,287        399,350
Reynolds American, Inc. (b)...         736         38,986
                                             ------------
                                                  673,226
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)..............         621         25,858
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........         191          8,977
W.W. Grainger, Inc. (b).......         285         27,597
                                             ------------
                                                   62,432
                                             ------------
WATER UTILITIES -- 0.0% (D)
American Water Works Co.,
  Inc. .......................         452         10,129
Aqua America, Inc. (b)........         586         10,261
                                             ------------
                                                   20,390
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A)
  (a)(b)......................       1,730         74,753
Crown Castle International
  Corp. (a)(b)................       1,059         41,343
MetroPCS Communications, Inc.
  (a)(b)......................       1,073          8,187
NII Holdings, Inc. (a)........         724         24,312
SBA Communications Corp.
  (Class A) (a)(b)............         506         17,285
Sprint Nextel Corp. (a)(b)....      12,413         45,432
Telephone & Data Systems, Inc.
  (b).........................         447         15,162
US Cellular Corp. (a).........          72          3,054
                                             ------------
                                                  229,528
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $39,025,331)..........                 46,569,282
                                             ------------
RIGHTS -- 0.0% (D)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (D)
Clearwire Corp. (expiring
  6/21/10) (a)(b)
  (Cost $0)...................         307            123
                                             ------------
SHORT TERM INVESTMENTS -- 28.1%
MONEY MARKET FUNDS -- 28.1%
State Street Institutional
  Liquid Reserves Fund (e)....      36,888         36,888
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  13,064,779     13,064,779
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,101,667)..........                 13,101,667
                                             ------------
TOTAL INVESTMENTS -- 127.9%
  (g)
  (Cost $52,126,998)..........                 59,671,072
OTHER ASSETS AND
  LIABILITIES -- (27.9)%......                (13,011,077)
                                             ------------
NET ASSETS -- 100.0%..........               $ 46,659,995
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Affiliated issuer. (Note 3)
(d)    Amount shown represents less than 0.05% of net assets.
(e)    Affiliated Fund managed by SsgA Funds Management, Inc. (Note 3)
(f)    Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate
Investment Trust




See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Goodrich Corp. ...............      4,582   $    294,394
ITT Corp. ....................      6,728        334,651
Precision Castparts Corp. ....      5,138        566,978
Rockwell Collins, Inc. .......      5,801        321,143
Spirit Aerosystems Holdings,
  Inc. (a)(b).................      4,220         83,809
                                            ------------
                                               1,600,975
                                            ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.
  (b).........................      6,311        370,645
Expeditors International
  Washington, Inc. ...........      7,849        272,596
FedEx Corp. ..................     10,771        898,840
                                            ------------
                                               1,542,081
                                            ------------
AIRLINES -- 0.3%
Delta Air Lines, Inc. (a).....     28,858        328,404
Southwest Airlines Co. .......     27,188        310,759
                                            ------------
                                                 639,163
                                            ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. (b)..........      4,114        136,667
The Goodyear Tire & Rubber Co.
  (a).........................      8,501        119,864
                                            ------------
                                                 256,531
                                            ------------
BEVERAGES -- 1.9%
Hansen Natural Corp. (a)......      2,797        107,405
PepsiCo, Inc. ................     57,903      3,520,502
                                            ------------
                                               3,627,907
                                            ------------
BIOTECHNOLOGY -- 3.4%
Alexion Pharmaceuticals, Inc.
  (a).........................      3,342        163,156
Amgen, Inc. (a)...............     37,460      2,119,112
Amylin Pharmaceuticals, Inc.
  (a)(b)......................      4,635         65,771
Biogen Idec, Inc. (a).........     10,693        572,076
Celgene Corp. (a).............     17,043        948,954
Cephalon, Inc. (a)(b).........      2,715        169,443
Genzyme Corp. (a).............      9,713        476,034
Gilead Sciences, Inc. (a).....     33,714      1,459,142
Myriad Genetics, Inc. (a).....      3,589         93,673
OSI Pharmaceuticals, Inc.
  (a)(b)......................      2,025         62,836
Vertex Pharmaceuticals, Inc.
  (a)(b)......................      6,785        290,737
                                            ------------
                                               6,420,934
                                            ------------
BUILDING PRODUCTS -- 0.0% (c)
Owens Corning, Inc. (a).......      3,416         87,586
                                            ------------
CAPITAL MARKETS -- 2.1%
Affiliated Managers Group,
  Inc. (a)(b).................      1,456         98,062
BlackRock, Inc. ..............      1,495        347,139
Eaton Vance Corp. ............      4,096        124,559
Franklin Resources, Inc. .....      5,724        603,023
Jefferies Group, Inc. (a)(b)..      3,988         94,635
Northern Trust Corp. .........      8,969        469,976
Raymond James Financial, Inc.
  (b).........................      3,504         83,290
SEI Investments Co. ..........      5,623         98,515
State Street Corp. (d)........     18,324        797,827
T. Rowe Price Group, Inc.
  (b).........................      9,404        500,763
TD Ameritrade Holding Corp.
  (a).........................      8,423        163,238
The Charles Schwab Corp. .....     34,978        658,286
                                            ------------
                                               4,039,313
                                            ------------
CHEMICALS -- 2.3%
Airgas, Inc. .................      2,471        117,619
Albemarle Corp. ..............      3,237        117,730
Celanese Corp. Series A.......      5,081        163,100
Ecolab, Inc. .................      8,783        391,546
FMC Corp. ....................      2,730        152,225
Intrepid Potash, Inc. (a)(b)..      1,758         51,281
Lubrizol Corp. ...............      2,536        185,001
Monsanto Co. .................     19,996      1,634,673
Praxair, Inc. ................     11,454        919,871
Sigma-Aldrich Corp. ..........      3,828        193,429
Terra Industries, Inc. .......      3,621        116,560
The Mosaic Co. ...............      5,370        320,750
                                            ------------
                                               4,363,785
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Cintas Corp. .................      4,698        122,383
Copart, Inc. (a)..............      2,483         90,952
Corrections Corp. of America
  (a).........................      4,439        108,977
Covanta Holding Corp. (a)(b)..      4,800         86,832
Iron Mountain, Inc. (a)(b)....      6,774        154,176
Stericycle, Inc. (a)..........      3,057        168,655
Waste Connections, Inc.
  (a)(b)......................      2,826         94,219
                                            ------------
                                                 826,194
                                            ------------
COMMUNICATIONS EQUIPMENT -- 5.1%
Brocade Communications
  Systems, Inc. (a)(b)........     15,116        115,335
Cisco Systems, Inc. (a).......    213,156      5,102,955
F5 Networks, Inc. (a).........      3,024        160,211
Harris Corp. .................      4,774        227,004
Juniper Networks, Inc. (a)....     19,598        522,679
Motorola, Inc. (a)............     79,803        619,271
QUALCOMM, Inc. ...............     60,650      2,805,669
Tellabs, Inc. (a).............     13,950         79,236
                                            ------------
                                               9,632,360
                                            ------------
COMPUTERS & PERIPHERALS -- 8.2%
Apple, Inc. (a)...............     32,764      6,908,617
Dell, Inc. (a)................     63,914        917,805
EMC Corp. (a).................     74,595      1,303,175
Hewlett-Packard Co. ..........     87,471      4,505,631
NCR Corp. (a).................      6,275         69,841
NetApp, Inc. (a)..............     12,583        432,729
SanDisk Corp. (a)(b)..........      8,540        247,575
Seagate Technology............     18,134        329,857
Sun Microsystems, Inc. (a)....     27,350        256,270
Teradata Corp. (a)............      6,237        196,029
Western Digital Corp. (a).....      8,114        358,233
                                            ------------
                                              15,525,762
                                            ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Aecom Technology Corp. (a)....      3,424         94,160
Fluor Corp. ..................      6,730        303,119
Jacobs Engineering Group, Inc.
  (a).........................      4,636        174,360
KBR, Inc. ....................      5,720        108,680
Quanta Services, Inc. (a).....      6,985        145,568
The Shaw Group, Inc. (a)......      2,936         84,410
URS Corp. (a).................      3,120        138,902
                                            ------------
                                               1,049,199
                                            ------------
CONSTRUCTION MATERIALS -- 0.2%
Martin Marietta Materials,
  Inc. (b)....................      1,659        148,331
Vulcan Materials Co. (b)......      4,212        221,846
                                            ------------
                                                 370,177
                                            ------------
CONSUMER FINANCE -- 0.2%
Discover Financial Services...     20,284        298,378
                                            ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ...................      3,551   $    183,587
Crown Holdings, Inc. (a)......      5,659        144,757
Pactiv Corp. (a)..............      4,918        118,720
                                            ------------
                                                 447,064
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)........      4,795        290,481
Career Education Corp.
  (a)(b)......................      2,398         55,897
DeVry, Inc. ..................      2,193        124,409
Education Management Corp.
  (a)(b)......................        780         17,168
ITT Educational Services, Inc.
  (a)(b)......................      1,378        132,233
Strayer Education, Inc. (b)...        501        106,457
Weight Watchers International,
  Inc. .......................      1,466         42,749
                                            ------------
                                                 769,394
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
CIT Group,Inc. (a)............      7,300        201,553
CME Group, Inc. ..............      2,430        816,359
Intercontinental Exchange,
  Inc. (a)....................      2,658        298,493
Leucadia National Corp. (a)...      7,319        174,119
Moody's Corp. (b).............      7,149        191,593
MSCI, Inc. (Class A) (a)......      3,804        120,967
The Nasdaq OMX Group, Inc.
  (a).........................      5,585        110,695
                                            ------------
                                               1,913,779
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (Class A)
  (a)(b)......................      2,502         16,914
                                            ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. .......      6,242        146,562
ITC Holdings Corp. ...........      1,750         91,158
                                            ------------
                                                 237,720
                                            ------------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc. .................      3,754        143,553
Emerson Electric Co. .........     28,005      1,193,013
First Solar, Inc. (a)(b)......      1,706        230,992
Roper Industries, Inc. .......      3,337        174,759
SunPower Corp. (Class A) (a)..      3,689         87,356
                                            ------------
                                               1,829,673
                                            ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.4%
Agilent Technologies, Inc.
  (a).........................     12,905        400,958
Amphenol Corp. (Class A)......      6,208        286,686
Arrow Electronics, Inc. (a)...      4,238        125,487
Avnet, Inc. (a)...............      5,295        159,697
Corning, Inc. ................     57,977      1,119,536
Dolby Laboratories, Inc.
  (Class A) (a)...............      1,832         87,441
FLIR Systems, Inc. (a)........      5,416        177,212
Itron, Inc. (a)...............      1,383         93,449
Mettler-Toledo International,
  Inc. (a)....................      1,211        127,143
Trimble Navigation, Ltd.
  (a)(b)......................      4,257        107,277
                                            ------------
                                               2,684,886
                                            ------------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Baker Hughes, Inc. (b)........     11,441        463,132
BJ Services Co. ..............     10,982        204,265
Cameron International Corp.
  (a).........................      8,979        375,322
Diamond Offshore Drilling,
  Inc. (b)....................      2,418        237,980
FMC Technologies, Inc. (a)....      4,630        267,799
Halliburton Co. ..............     33,113        996,370
Helmerich & Payne, Inc. ......      3,583        142,890
Nabors Industries, Ltd.
  (a)(b)......................     10,678        233,742
National-Oilwell Varco,
  Inc. .......................     15,490        682,954
Oceaneering International,
  Inc. (a)....................      1,950        114,114
Patterson-UTI Energy, Inc.
  (b).........................      5,475         84,041
Pride International, Inc.
  (a).........................      5,754        183,610
Rowan Cos., Inc. (a)..........      3,856         87,300
Schlumberger, Ltd. ...........     44,113      2,871,315
Smith International, Inc. ....      8,151        221,463
                                            ------------
                                               7,166,297
                                            ------------
FOOD & STAPLES RETAILING -- 4.4%
Costco Wholesale Corp. .......     16,016        947,667
CVS Caremark Corp. ...........     51,998      1,674,855
Wal-Mart Stores, Inc. ........     80,724      4,314,698
Walgreen Co. .................     36,698      1,347,550
Whole Foods Market, Inc.
  (a)(b)......................      4,024        110,459
                                            ------------
                                               8,395,229
                                            ------------
FOOD PRODUCTS -- 0.2%
Dean Foods Co. (a)............      6,382        115,131
Flowers Foods, Inc. (b).......      3,034         72,088
Ralcorp Holdings, Inc. (a)....      2,146        128,138
                                            ------------
                                                 315,357
                                            ------------
GAS UTILITIES -- 0.3%
EQT Corp. ....................      4,605        202,251
ONEOK, Inc. ..................      3,733        166,380
Questar Corp. ................      6,396        265,882
                                            ------------
                                                 634,513
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
Baxter International, Inc. ...     22,364      1,312,320
Beckman Coulter, Inc. ........      2,509        164,189
Becton, Dickinson & Co. ......      8,421        664,080
Boston Scientific Corp. (a)...     55,998        503,982
C.R. Bard, Inc. ..............      3,616        281,686
CareFusion Corp. (a)..........      6,728        168,267
DENTSPLY International,
  Inc. .......................      5,424        190,762
Edwards Lifesciences Corp.
  (a).........................      1,994        173,179
Gen-Probe, Inc. (a)(b)........      1,911         81,982
Hologic, Inc. (a).............      9,041        131,095
Hospira, Inc. (a).............      5,946        303,246
IDEXX Laboratories, Inc. (a)..      2,104        112,438
Intuitive Surgical, Inc. (a)..      1,389        421,311
Inverness Medical Innovations,
  Inc. (a)....................      3,024        125,526
Kinetic Concepts, Inc.
  (a)(b)......................      2,204         82,981
Medtronic, Inc. ..............     40,917      1,799,530
ResMed, Inc. (a)(b)...........      2,678        139,979
St. Jude Medical, Inc. (a)....     12,280        451,658
Stryker Corp. ................     11,294        568,879
Varian Medical Systems, Inc.
  (a).........................      4,708        220,570
Zimmer Holdings, Inc. (a).....      8,068        476,899
                                            ------------
                                               8,374,559
                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Aetna, Inc. ..................     16,226        514,364
AmerisourceBergen Corp. ......     10,990        286,509
Community Health Systems, Inc.
  (a).........................      3,302        117,551
Coventry Health Care, Inc.
  (a).........................      5,244        127,377
DaVita, Inc. (a)..............      3,898        228,969
Express Scripts, Inc. (Class
  A) (a)......................      9,431        815,310
Henry Schein, Inc. (a)(b).....      3,392        178,419
Laboratory Corp. of America
  Holdings (a)(b).............      3,896        291,577
Lincare Holdings, Inc.
  (a)(b)......................      2,474         91,835
McKesson Corp. ...............      9,989        624,313
Medco Health Solutions, Inc.
  (a).........................     17,450      1,115,229


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Patterson Cos., Inc. (a)......      3,761   $    105,233
Quest Diagnostics, Inc. ......      5,793        349,781
UnitedHealth Group, Inc. .....     43,059      1,312,438
WellPoint, Inc. (a)...........     16,875        983,644
                                            ------------
                                               7,142,549
                                            ------------
HEALTH CARE TECHNOLOGY -- 0.2%
Cerner Corp. (a)(b)...........      2,358        194,394
IMS Health, Inc. .............      6,423        135,268
                                            ------------
                                                 329,662
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Burger King Holdings, Inc.
  (b).........................      3,258         61,315
Carnival Corp. (a)............     15,694        497,343
Chipotle Mexican Grill, Inc.
  (a).........................      1,170        103,147
Darden Restaurants, Inc. .....      5,237        183,661
International Game
  Technology..................     11,018        206,808
Las Vegas Sands Corp. (a)(b)..     15,638        233,632
MGM MIRAGE, Inc. (a)(b).......      9,507         86,704
Penn National Gaming, Inc.
  (a).........................      2,425         65,911
Starbucks Corp. (a)...........     27,167        626,471
Wendy's/Arby's Group, Inc.
  (Class A)...................     15,623         73,272
Wyndham Worldwide Corp. ......      6,828        137,721
Wynn Resorts, Ltd. (b)........      2,769        161,239
Yum! Brands, Inc. ............     17,208        601,764
                                            ------------
                                               3,038,988
                                            ------------
HOUSEHOLD DURABLES -- 0.2%
Garmin, Ltd. (b)..............      4,252        130,536
NVR, Inc. (a).................        222        157,778
Pulte Homes, Inc. (a).........     12,041        120,410
                                            ------------
                                                 408,724
                                            ------------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight Co., Inc. ....      2,480        149,916
Colgate-Palmolive Co. ........     18,460      1,516,489
Energizer Holdings, Inc. (a)..      2,465        151,055
                                            ------------
                                               1,817,460
                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Calpine Corp. (a).............     12,692        139,612
Constellation Energy Group,
  Inc. .......................      6,617        232,720
RRI Energy, Inc. (a)..........     14,262         81,578
The AES Corp. (a).............     24,364        324,285
                                            ------------
                                                 778,195
                                            ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
McDermott International, Inc.
  (a).........................      8,533        204,877
                                            ------------
INSURANCE -- 2.3%
Berkshire Hathaway, Inc.
  (Class A) (a)...............         43      4,265,600
Brown & Brown, Inc. ..........      4,379         78,691
                                            ------------
                                               4,344,291
                                            ------------
INTERNET & CATALOG RETAIL -- 1.2%
Amazon.com, Inc. (a)..........     11,454      1,540,792
Expedia, Inc. (a).............      7,531        193,622
Netflix, Inc. (a).............      1,638         90,319
Priceline.com, Inc. (a).......      1,636        357,466
                                            ------------
                                               2,182,199
                                            ------------
INTERNET SOFTWARE & SERVICES -- 4.0%
Akamai Technologies, Inc.
  (a)(b)......................      6,392        161,909
eBay, Inc. (a)................     40,649        956,877
Equinix, Inc. (a)(b)..........      1,464        155,404
Google, Inc. (Class A) (a)....      8,502      5,271,070
IAC/InterActiveCorp. (a)(b)...      3,941         80,712
VeriSign, Inc. (a)............      7,287        176,637
Yahoo!, Inc. (a)..............     48,513        814,048
                                            ------------
                                               7,616,657
                                            ------------
IT SERVICES -- 3.3%
Affiliated Computer Services,
  Inc. (Class A) (a)..........      3,478        207,602
Alliance Data Systems Corp.
  (a)(b)......................      1,896        122,463
Automatic Data Processing,
  Inc. .......................     18,668        799,364
Broadridge Financial
  Solutions, Inc. ............      4,971        112,146
Cognizant Technology Solutions
  Corp. (Class A) (a).........     10,875        492,637
DST Systems, Inc. (a)(b)......      1,346         58,618
Fidelity National Information
  Services, Inc. .............     11,584        271,529
Fiserv, Inc. (a)..............      5,679        275,318
Genpact, Ltd. (a).............      2,444         36,416
Global Payments, Inc. ........      3,027        163,034
Hewitt Associates, Inc. (Class
  A) (a)......................      3,145        132,908
Lender Processing Services,
  Inc. .......................      3,608        146,701
ManTech International Corp.
  (Class A) (a)...............        737         35,582
Mastercard, Inc. (Class A)....      3,591        919,224
Paychex, Inc. ................     12,078        370,070
SAIC, Inc. (a)................      6,884        130,383
The Western Union Co. ........     25,863        487,517
Total System Services, Inc.
  (b).........................      6,973        120,424
Visa, Inc. (Class A)..........     15,929      1,393,150
                                            ------------
                                               6,275,086
                                            ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Charles River Laboratories
  International, Inc. (a).....      2,407         81,092
Covance, Inc. (a)(b)..........      2,258        123,219
Illumina, Inc. (a)(b).........      4,582        140,438
Life Technologies Corp. (a)...      6,597        344,561
Millipore Corp. (a)...........      2,130        154,106
PerkinElmer, Inc. ............      4,194         86,355
Pharmaceutical Product
  Development, Inc. ..........      4,123         96,643
Techne Corp. .................      1,326         90,911
Thermo Fisher Scientific, Inc.
  (a).........................     15,057        718,068
Waters Corp. (a)..............      3,543        219,524
                                            ------------
                                               2,054,917
                                            ------------
MACHINERY -- 3.2%
AGCO Corp. (a)(b).............      3,239        104,749
Caterpillar, Inc. ............     22,976      1,309,402
Cummins, Inc. ................      6,775        310,702
Danaher Corp. (b).............      9,154        688,381
Deere & Co. ..................     15,594        843,480
Donaldson Co., Inc. ..........      2,389        101,628
Dover Corp. ..................      6,887        286,568
Flowserve Corp. ..............      2,146        202,862
Harsco Corp. .................      2,983         96,142
Illinois Tool Works, Inc. ....     15,966        766,208
Joy Global, Inc. .............      3,817        196,919
Lincoln Electric Holdings,
  Inc. .......................      1,436         76,769
Navistar International Corp.
  (a)(b)......................      2,182         84,334
PACCAR, Inc. (b)..............     12,797        464,147
Pall Corp. ...................      4,200        152,040
Parker-Hannifin Corp. ........      5,889        317,299
                                            ------------
                                               6,001,630
                                            ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
MEDIA -- 2.9%
Cablevision Systems Corp.
  (Class A)...................      8,671   $    223,885
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a).........................      1,094         11,367
Comcast Corp. (Class A).......    106,585      1,797,023
DIRECTV (Class A) (a).........     36,413      1,214,374
Discovery Communications, Inc.
  Series A (a)(b).............     10,318        316,453
DISH Network Corp. (Class A)..      7,480        155,360
DreamWorks Animation SKG, Inc.
  (Class A) (a)...............      2,632        105,148
John Wiley & Sons, Inc. (Class
  A) (b)......................      1,794         75,133
Liberty Global, Inc. Series A
  (a)(b)......................      9,432        206,655
Liberty Media -- Starz Series
  A (a).......................      1,929         89,023
Omnicom Group, Inc. ..........     11,606        454,375
Scripps Networks Interactive
  (Class A)...................      2,940        122,010
The Interpublic Group of Cos.,
  Inc. (a)....................     18,742        138,316
The Washington Post Co. (Class
  B)..........................        224         98,470
Time Warner Cable, Inc. ......     13,076        541,216
                                            ------------
                                               5,548,808
                                            ------------
METALS & MINING -- 2.3%
Alcoa, Inc. ..................     36,164        582,964
Cliffs Natural Resources,
  Inc. .......................      4,670        215,240
Freeport-McMoRan Copper &
  Gold, Inc. (a)..............     15,249      1,224,342
Newmont Mining Corp. .........     17,670        835,968
Nucor Corp. ..................     10,655        497,056
Reliance Steel & Aluminum
  Co. ........................      2,269         98,066
Southern Copper Corp. ........      7,695        253,242
Steel Dynamics, Inc. .........      7,536        133,538
United States Steel Corp.
  (b).........................      5,362        295,553
Walter Energy, Inc. ..........      2,050        154,386
                                            ------------
                                               4,290,355
                                            ------------
MULTILINE RETAIL -- 1.3%
Dollar General Corp. (a)(b)...      1,268         28,441
Dollar Tree Stores, Inc. (a)..      3,189        154,028
Family Dollar Stores, Inc. ...      4,694        130,634
Kohl's Corp. (a)..............     10,647        574,193
Nordstrom, Inc. ..............      6,400        240,512
Sears Holdings Corp. (a)(b)...      2,144        178,917
Target Corp. .................     25,316      1,224,535
                                            ------------
                                               2,531,260
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alpha Natural Resources, Inc.
  (a).........................      5,885        255,291
Anadarko Petroleum Corp. .....     18,063      1,127,493
Arch Coal, Inc. ..............      6,099        135,703
Cabot Oil & Gas Corp. ........      3,639        158,624
Chesapeake Energy Corp. ......     23,259        601,943
Cimarex Energy Co. ...........      3,060        162,088
CNX Gas Corp. (a).............      1,032         30,465
Cobalt International Energy,
  Inc. (a)....................      2,200         30,448
Concho Resources, Inc. (a)....      2,596        116,560
CONSOL Energy, Inc. ..........      6,803        338,789
Continental Resources, Inc.
  (a).........................      1,059         45,421
Denbury Resources, Inc. (a)...      9,198        136,130
EOG Resources, Inc. ..........      9,354        910,144
EXCO Resources, Inc. .........      6,054        128,527
Hess Corp. ...................     10,986        664,653
Murphy Oil Corp. .............      7,022        380,592
Noble Energy, Inc. ...........      6,444        458,942
Occidental Petroleum Corp. ...     29,970      2,438,060
Peabody Energy Corp. .........      9,945        449,614
Petrohawk Energy Corp. (a)....     11,294        270,943
Plains Exploration &
  Production Co. (a)..........      5,115        141,481
Quicksilver Resources, Inc.
  (a).........................      4,244         63,703
Range Resources Corp. ........      5,866        292,420
Southwestern Energy Co. (a)...     12,742        614,164
Tesoro Corp. (b)..............      4,837         65,541
Ultra Petroleum Corp. (a).....      5,584        278,418
Whiting Petroleum Corp. (a)...      1,787        127,681
XTO Energy, Inc. .............     21,374        994,532
                                            ------------
                                              11,418,370
                                            ------------
PERSONAL PRODUCTS -- 0.4%
Avon Products, Inc. ..........     15,918        501,417
The Estee Lauder Cos., Inc.
  (Class A)...................      4,013        194,069
                                            ------------
                                                 695,486
                                            ------------
PHARMACEUTICALS -- 0.7%
Allergan, Inc. ...............     11,461        722,158
Endo Pharmaceuticals Holdings,
  Inc. (a)....................      3,897         79,927
Mylan, Inc. (a)(b)............     11,408        210,249
Perrigo Co. ..................      2,995        119,321
Watson Pharmaceuticals, Inc.
  (a).........................      3,998        158,361
                                            ------------
                                               1,290,016
                                            ------------
PROFESSIONAL SERVICES -- 0.5%
Equifax, Inc. ................      4,475        138,233
FTI Consulting, Inc. (a)......      1,799         84,841
IHS, Inc. (Class A) (a).......      1,688         92,519
Manpower, Inc. ...............      2,958        161,448
Robert Half International,
  Inc. (b)....................      5,361        143,299
The Dun & Bradstreet Corp. ...      1,913        161,400
Verisk Analytics, Inc. (Class
  A) (a)......................      3,218         97,441
Watson Wyatt Worldwide, Inc.
  (Class A)...................      1,501         71,327
                                            ------------
                                                 950,508
                                            ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Digital Realty Trust, Inc.
  (b).........................      2,481        124,745
Public Storage................      4,755        387,295
Simon Property Group, Inc.
  (b).........................     10,634        848,593
Ventas, Inc. .................      5,644        246,868
                                            ------------
                                               1,607,501
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)...............      8,584        116,485
                                            ------------
ROAD & RAIL -- 1.7%
Burlington Northern Santa Fe
  Corp. ......................     10,234      1,009,277
CSX Corp. ....................     14,524        704,269
Hertz Global Holdings, Inc.
  (a)(b)......................      6,442         76,789
J.B. Hunt Transport Services,
  Inc. .......................      3,463        111,751
Kansas City Southern (a)......      3,608        120,110
Union Pacific Corp. ..........     18,616      1,189,562
                                            ------------
                                               3,211,758
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Advanced Micro Devices, Inc.
  (a).........................     21,654        209,611
Altera Corp. .................     10,625        240,444
Analog Devices, Inc. .........     10,599        334,716
Applied Materials, Inc. ......     49,885        695,397
Broadcom Corp. (Class A) (a)..     15,775        496,124
Cree, Inc. (a)................      3,535        199,268
KLA-Tencor Corp. (b)..........      6,383        230,809
Lam Research Corp. (a)........      4,823        189,110
Linear Technology Corp. (b)...      7,802        238,273


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
LSI Logic Corp. (a)...........     22,845   $    137,298
Marvell Technology Group, Ltd.
  (a).........................     17,856        370,512
Maxim Integrated Products,
  Inc. .......................     11,213        227,624
MEMC Electronic Materials,
  Inc. (a)....................      8,004        109,015
Micron Technology, Inc.
  (a)(b)......................     31,734        335,111
National Semiconductor Corp.
  (b).........................      9,014        138,455
NVIDIA Corp. (a)..............     19,712        368,220
ON Semiconductor Corp. (a)....     15,596        137,401
Texas Instruments, Inc. ......     47,219      1,230,527
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....      2,572         92,283
Xilinx, Inc. (b)..............     10,290        257,867
                                            ------------
                                               6,238,065
                                            ------------
SOFTWARE -- 8.9%
Activision Blizzard, Inc.
  (a).........................     20,961        232,877
Adobe Systems, Inc. (a).......     19,480        716,474
Ansys, Inc. (a)...............      3,181        138,246
Autodesk, Inc. (a)............      8,515        216,366
BMC Software, Inc. (a)........      6,837        274,164
CA, Inc. .....................     15,670        351,948
Citrix Systems, Inc. (a)......      6,736        280,285
Electronic Arts, Inc. (a).....     11,998        212,964
Factset Research Systems, Inc.
  (b).........................      1,537        101,242
Intuit, Inc. (a)..............     10,929        335,630
McAfee, Inc. (a)..............      5,654        229,383
Microsoft Corp. ..............    291,920      8,900,641
Nuance Communications, Inc.
  (a)(b)......................      7,733        120,171
Oracle Corp. .................    141,461      3,471,453
Red Hat, Inc. (a).............      6,754        208,699
Rovi Corp. (a)................      3,720        118,556
Salesforce.com, Inc. (a)(b)...      3,854        284,309
Sybase, Inc. (a)..............      3,169        137,535
Symantec Corp. (a)............     30,725        549,670
Vmware, Inc. (Class A)
  (a)(b)......................      1,376         58,315
                                            ------------
                                              16,938,928
                                            ------------
SPECIALTY RETAIL -- 2.8%
Abercrombie & Fitch Co. (Class
  A)..........................      3,086        107,547
Advance Auto Parts, Inc. .....      3,350        135,608
American Eagle Outfitters,
  Inc. .......................      6,449        109,504
AutoZone, Inc. (a)............      1,131        178,777
Bed Bath & Beyond, Inc. (a)...      9,836        379,965
Best Buy Co., Inc. ...........     12,612        497,670
CarMax, Inc. (a)(b)...........      7,555        183,209
GameStop Corp. (Class A)
  (a)(b)......................      5,885        129,117
Guess ?, Inc. ................      2,151         90,987
Lowe's Cos., Inc. ............     54,213      1,268,042
O'Reilly Automotive, Inc.
  (a).........................      5,136        195,784
PetSmart, Inc. ...............      4,509        120,345
Ross Stores, Inc. ............      4,585        195,826
Staples, Inc. ................     26,187        643,938
The Sherwin-Williams Co. (b)..      3,502        215,898
The TJX Cos., Inc. ...........     15,387        562,395
Tiffany & Co. ................      4,593        197,499
Urban Outfitters, Inc. (a)....      4,736        165,713
                                            ------------
                                               5,377,824
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Coach, Inc. ..................     11,873        433,721
NIKE, Inc. (Class B)..........      9,970        658,718
Polo Ralph Lauren Corp. ......      2,176        176,212
                                            ------------
                                               1,268,651
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc. ....     17,867        245,314
TFS Financial Corp. ..........      3,328         40,402
                                            ------------
                                                 285,716
                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Fastenal Co. (b)..............      5,230        217,777
MSC Industrial Direct Co.,
  Inc. (Class A)..............      1,531         71,957
W.W. Grainger, Inc. ..........      2,340        226,582
                                            ------------
                                                 516,316
                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
American Tower Corp. (Class A)
  (a).........................     14,698        635,101
Crown Castle International
  Corp. (a)...................      9,043        353,039
MetroPCS Communications, Inc.
  (a)(b)......................      8,705         66,419
NII Holdings, Inc. (a)........      6,167        207,088
SBA Communications Corp.
  (Class A) (a)(b)............      4,128        141,012
                                            ------------
                                               1,402,659
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $198,210,608).........               188,949,671
                                            ------------
RIGHTS -- 0.0% (c)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (c)
Clearwire Corp. (expiring
  6/21/10) (a)
  (Cost $0)...................      2,502          1,001
                                            ------------
SHORT TERM INVESTMENTS -- 3.7%
MONEY MARKET FUNDS -- 3.7%
State Street Institutional
  Liquid Reserves Fund (e)....    389,638        389,638
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  6,723,757      6,723,757
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,113,395)...........                 7,113,395
                                            ------------
TOTAL INVESTMENTS -- 103.4%
  (g)
  (Cost $205,324,003).........               196,064,067
OTHER ASSETS AND
  LIABILITIES -- (3.4)%.......                (6,480,141)
                                            ------------
NET ASSETS -- 100.0%..........              $189,583,926
                                            ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Amount shown represents less than 0.05% of net assets.
(d)    Affiliated issuer. (Note 3)
(e)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)    Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 3.9%
Alliant Techsystems, Inc.
  (a)(b)......................        686   $     60,553
Boeing Co. ...................     12,636        683,987
General Dynamics Corp. .......      6,242        425,517
Honeywell International,
  Inc. .......................     13,324        522,301
L-3 Communications Holdings,
  Inc. .......................      2,246        195,290
Lockheed Martin Corp. ........      5,859        441,476
Northrop Grumman Corp. .......      5,562        310,638
Raytheon Co. .................      7,387        380,578
United Technologies Corp. ....     16,550      1,148,735
                                            ------------
                                               4,169,075
                                            ------------
AIR FREIGHT & LOGISTICS -- 0.7%
United Parcel Service, Inc.
  (Class B)...................     13,447        771,454
                                            ------------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc. .......     12,941        352,513
                                            ------------
AUTOMOBILES -- 0.7%
Ford Motor Co. (a)............     61,620        616,200
Harley-Davidson, Inc. (b).....      4,582        115,466
                                            ------------
                                                 731,666
                                            ------------
BEVERAGES -- 2.8%
Brown-Forman Corp. (Class B)..      2,042        109,390
Coca-Cola Enterprises, Inc. ..      6,181        131,037
Constellation Brands, Inc.
  (Class A) (a)...............      3,794         60,438
Dr. Pepper Snapple Group,
  Inc. .......................      4,551        128,793
Molson Coors Brewing Co.
  (Class B)...................      2,869        129,564
PepsiAmericas, Inc. ..........      1,168         34,176
The Coca-Cola Co. ............     40,747      2,322,579
The Pepsi Bottling Group,
  Inc. .......................      2,629         98,588
                                            ------------
                                               3,014,565
                                            ------------
BIOTECHNOLOGY -- 0.1%
Dendreon Corp. (a)............      2,139         56,213
Talecris Biotherapeutics
  Holdings Corp. (a)..........      1,000         22,270
                                            ------------
                                                  78,483
                                            ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ..................      6,992         96,559
                                            ------------
CAPITAL MARKETS -- 3.1%
Ameriprise Financial, Inc. ...      5,036        195,498
Federated Investors, Inc.
  (Class B) (b)...............      1,889         51,947
Invesco, Ltd. ................      7,783        182,823
Legg Mason, Inc. (b)..........      3,137         94,612
Morgan Stanley................     23,673        700,721
The Bank of New York Mellon
  Corp. ......................     22,924        641,184
The Goldman Sachs Group,
  Inc. .......................      8,225      1,388,709
                                            ------------
                                               3,255,494
                                            ------------
CHEMICALS -- 1.9%
Air Products & Chemicals,
  Inc. .......................      3,770        305,596
CF Industries Holdings,
  Inc. .......................      1,069         97,044
E. I. du Pont de Nemours &
  Co. ........................     16,377        551,414
Eastman Chemical Co. (b)......      1,328         79,999
International Flavors &
  Fragrances, Inc. ...........      1,639         67,428
PPG Industries, Inc. .........      3,131        183,289
The Dow Chemical Co. .........     22,093        610,429
The Scotts Miracle-Gro Co.
  (Class A)...................        877         34,475
The Valspar Corp. ............      1,652         44,835
                                            ------------
                                               1,974,509
                                            ------------
COMMERCIAL BANKS -- 4.8%
BB&T Corp. ...................     12,808        324,939
BOK Financial Corp. (b).......        388         18,438
City National Corp. (b).......        899         40,994
Comerica, Inc. ...............      2,950         87,232
Commerce Bancshares, Inc. ....      1,397         54,092
Cullen/Frost Bankers, Inc.
  (b).........................      1,071         53,550
Fifth Third Bancorp...........     14,886        145,138
First Horizon National Corp.
  (a).........................      4,046         54,212
Keycorp.......................     17,790         98,735
M&T Bank Corp. ...............      1,357         90,770
PNC Financial Services Group,
  Inc. .......................      8,717        460,170
Regions Financial Corp. ......     21,497        113,719
SunTrust Banks, Inc. (b)......      9,781        198,456
U.S. Bancorp..................     36,878        830,124
Wells Fargo & Co. ............     93,845      2,532,877
                                            ------------
                                               5,103,446
                                            ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. .........      2,105         76,811
Pitney Bowes, Inc. ...........      4,095         93,202
R.R. Donnelley & Sons Co. ....      4,162         92,688
Republic Services, Inc. ......      6,116        173,144
Waste Management, Inc. (b)....      8,842        298,948
                                            ------------
                                                 734,793
                                            ------------
COMPUTERS & PERIPHERALS -- 3.1%
International Business
  Machines Corp. .............     25,308      3,312,817
                                            ------------
CONSUMER FINANCE -- 1.2%
American Express Co. .........     20,142        816,154
Capital One Financial Corp. ..      8,458        324,280
SLM Corp. (a).................      9,038        101,858
                                            ------------
                                               1,242,292
                                            ------------
CONTAINERS & PACKAGING -- 0.3%
Aptargroup, Inc. .............      1,266         45,247
Bemis Co., Inc. ..............      1,984         58,825
Owens-Illinois, Inc. (a)......      3,253        106,926
Sealed Air Corp. .............      2,917         63,766
Sonoco Products Co. ..........      2,051         59,992
                                            ------------
                                                 334,756
                                            ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............      3,082        116,993
                                            ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
H&R Block, Inc. ..............      6,627        149,903
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 6.6%
Bank of America Corp. ........    165,743      2,496,090
Citigroup, Inc. ..............    394,449      1,305,626
JPMorgan Chase & Co. .........     75,466      3,144,668
NYSE Euronext.................      4,865        123,084
                                            ------------
                                               7,069,468
                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.2%
AT&T, Inc. ...................    113,811      3,190,122
CenturyTel, Inc. .............      5,740        207,845
Frontier Communications Corp.
  (b).........................      5,995         46,821
Level 3 Communications, Inc.
  (a).........................     28,858         44,153
Qwest Communications
  International, Inc. (b).....     27,336        115,085
Verizon Communications,
  Inc. .......................     54,763      1,814,298
Windstream Corp. (b)..........      8,071         88,700
                                            ------------
                                               5,507,024
                                            ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
ELECTRIC UTILITIES -- 3.6%
American Electric Power Co.,
  Inc. .......................      8,925   $    310,501
DPL, Inc. ....................      2,433         67,151
Duke Energy Corp. ............     24,209        416,637
Edison International..........      5,627        195,707
Entergy Corp. ................      3,644        298,225
Exelon Corp. .................     12,751        623,141
FirstEnergy Corp. ............      5,751        267,134
FPL Group, Inc. ..............      7,319        386,590
Northeast Utilities...........      3,414         88,047
NV Energy, Inc. ..............      4,581         56,713
Pepco Holdings, Inc. .........      4,238         71,410
Pinnacle West Capital Corp. ..      1,932         70,673
PPL Corp. ....................      6,940        224,231
Progress Energy, Inc. ........      5,451        223,545
The Southern Co. .............     15,185        505,964
Westar Energy, Inc. ..........      2,144         46,568
                                            ------------
                                               3,852,237
                                            ------------
ELECTRICAL EQUIPMENT -- 0.2%
Hubbell, Inc. (Class B).......        989         46,780
Rockwell Automation, Inc.
  (b).........................      2,687        126,235
                                            ------------
                                                 173,015
                                            ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Ingram Micro, Inc. (Class A)
  (a).........................      3,137         54,741
Molex, Inc. (b)...............      2,331         50,233
                                            ------------
                                                 104,974
                                            ------------
ENERGY EQUIPMENT & SERVICES -- 0.0% (C)
Tidewater, Inc. ..............        975         46,751
                                            ------------
FOOD & STAPLES RETAILING -- 0.7%
Safeway, Inc. ................      7,769        165,402
SUPERVALU, Inc. ..............      4,489         57,055
Sysco Corp. ..................     11,092        309,911
The Kroger Co. ...............     11,397        233,980
                                            ------------
                                                 766,348
                                            ------------
FOOD PRODUCTS -- 2.9%
Archer-Daniels-Midland Co. ...     11,393        356,715
Bunge, Ltd. ..................      2,366        151,022
Campbell Soup Co. ............      4,147        140,169
ConAgra Foods, Inc. ..........      8,465        195,118
General Mills, Inc. ..........      5,836        413,247
H.J. Heinz Co. ...............      5,856        250,402
Hormel Foods Corp. ...........      1,390         53,445
Kellogg Co. ..................      4,513        240,092
Kraft Foods, Inc. (Class A)
  (a).........................     25,782        700,755
McCormick & Co., Inc. (b).....      2,313         83,569
Sara Lee Corp. ...............     12,956        157,804
Smithfield Foods, Inc. (a)....      2,803         42,578
The Hershey Co. (b)...........      3,133        112,130
The J.M. Smucker Co. .........      2,338        144,371
Tyson Foods, Inc. (Class A)...      5,693         69,853
                                            ------------
                                               3,111,270
                                            ------------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ..........      1,459         53,210
Atmos Energy Corp. ...........      1,753         51,538
Energen Corp. ................      1,363         63,788
National Fuel Gas Co. ........      1,342         67,100
Piedmont Natural Gas Co., Inc.
  (b).........................      1,363         36,460
UGI Corp. ....................      2,146         51,912
                                            ------------
                                                 324,008
                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (c)
Teleflex, Inc. ...............        778         41,926
                                            ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Cardinal Health, Inc. ........      7,016        226,196
CIGNA Corp. ..................      5,286        186,437
Humana, Inc. (a)..............      3,211        140,931
Omnicare, Inc. ...............      2,139         51,721
Universal Health Services,
  Inc. (Class B)..............      1,902         58,011
                                            ------------
                                                 663,296
                                            ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Hyatt Hotels Corp. (Class A)
  (a).........................        900         26,829
Marriott International, Inc.
  (Class A)...................      5,855        159,549
McDonald's Corp. .............     20,628      1,288,012
Royal Caribbean Cruises, Ltd.
  (a)(b)......................      2,613         66,057
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........      3,304        120,827
                                            ------------
                                               1,661,274
                                            ------------
HOUSEHOLD DURABLES -- 0.6%
D.R. Horton, Inc. (b).........      5,344         58,089
Fortune Brands, Inc. .........      2,918        126,057
Leggett & Platt, Inc. ........      2,957         60,323
Mohawk Industries, Inc. (a)...      1,173         55,835
Newell Rubbermaid, Inc. (b)...      5,368         80,574
The Black & Decker Corp. .....      1,131         73,323
Toll Brothers, Inc. (a)(b)....      2,531         47,608
Whirlpool Corp. (b)...........      1,448        116,796
                                            ------------
                                                 618,605
                                            ------------
HOUSEHOLD PRODUCTS -- 3.8%
Kimberly-Clark Corp. .........      7,998        509,553
Procter & Gamble Co. .........     56,161      3,405,041
The Clorox Co. ...............      2,727        166,347
                                            ------------
                                               4,080,941
                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)....      8,440         15,276
Mirant Corp. (a)..............      2,624         40,069
NRG Energy, Inc. (a)..........      4,962        117,153
                                            ------------
                                                 172,498
                                            ------------
INDUSTRIAL CONGLOMERATES -- 3.9%
3M Co. .......................     12,253      1,012,955
General Electric Co. .........    202,282      3,060,527
Textron, Inc. (b).............      4,896         92,094
                                            ------------
                                               4,165,576
                                            ------------
INSURANCE -- 5.1%
AFLAC, Inc. ..................      8,962        414,493
Alleghany Corp. (a)...........        138         38,088
Allied World Assurance Company
  Holdings, Ltd. .............        682         31,420
American Financial Group,
  Inc. .......................      1,460         36,427
American International Group,
  Inc. (a)(b).................      2,310         69,254
AON Corp. ....................      4,518        173,220
Arch Capital Group, Ltd. (a)..      1,092         78,133
Assurant, Inc. ...............      2,272         66,979
Axis Capital Holdings, Ltd. ..      2,725         77,417


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Chubb Corp. ..................      6,588   $    323,998
Cincinnati Financial Corp. ...      2,956         77,565
CNA Financial Corp. (a)(b)....        600         14,400
Everest Re Group, Ltd. .......      1,109         95,019
Fidelity National Financial,
  Inc. (Class A)..............      4,561         61,391
First American Corp. .........      2,358         78,073
Genworth Financial, Inc.
  (Class A) (a)...............      9,099        103,274
Hartford Financial Services
  Group, Inc. ................      7,474        173,845
HCC Insurance Holdings,
  Inc. .......................      2,247         62,849
Lincoln National Corp. .......      5,844        145,399
Loews Corp. ..................      6,646        241,582
Markel Corp. (a)(b)...........        177         60,180
Marsh & McLennan Cos., Inc. ..     10,095        222,898
MetLife, Inc. ................     10,901        385,350
Old Republic International
  Corp. (b)...................      4,373         43,905
PartnerRe, Ltd. ..............      1,134         84,664
Principal Financial Group,
  Inc. .......................      5,712        137,316
Prudential Financial, Inc. ...      8,740        434,902
Reinsurance Group of America,
  Inc. .......................      1,461         69,617
RenaissanceRe Holdings,
  Ltd. .......................      1,156         61,441
The Allstate Corp. ...........     10,095        303,254
The Hanover Insurance Group,
  Inc. .......................        975         43,319
The Progressive Corp. (a).....     11,869        213,523
The Travelers Cos., Inc. .....     10,490        523,031
Torchmark Corp. ..............      1,638         71,990
Transatlantic Holdings,
  Inc. .......................      1,147         59,770
Unum Group....................      6,466        126,216
W.R. Berkley Corp. ...........      2,626         64,705
Wesco Financial Corp. ........         48         16,464
White Mountains Insurance
  Group, Ltd. ................        145         48,236
XL Capital, Ltd. (Class A)....      6,321        115,864
                                            ------------
                                               5,449,471
                                            ------------
INTERNET & CATALOG RETAIL -- 0.1%
Liberty Media
  Corp -- Interactive (Class
  A) (a)......................     10,990        119,132
                                            ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
AOL, Inc. (a).................      2,088         48,609
                                            ------------
IT SERVICES -- 0.2%
Computer Sciences Corp. (a)...      2,951        169,771
                                            ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Hasbro, Inc. .................      2,412         77,329
Mattel, Inc. .................      7,036        140,579
                                            ------------
                                                 217,908
                                            ------------
MACHINERY -- 0.4%
Eaton Corp. ..................      3,230        205,493
Pentair, Inc. ................      1,913         61,790
SPX Corp. ....................      1,028         56,232
The Stanley Works.............      1,601         82,467
                                            ------------
                                                 405,982
                                            ------------
MEDIA -- 2.9%
CBS Corp. ....................     11,846        166,436
Interactive Data Corp. .......        580         14,674
News Corp. (Class A)..........     44,408        607,946
The McGraw-Hill Cos., Inc. ...      5,835        195,531
The Walt Disney Co. ..........     33,993      1,096,274
Time Warner, Inc. ............     22,478        655,009
Viacom, Inc. (a)..............     10,125        301,016
Virgin Media, Inc. (b)........      5,650         95,090
                                            ------------
                                               3,131,976
                                            ------------
METALS & MINING -- 0.1%
Allegheny Technologies, Inc.
  (b).........................      1,653         74,005
                                            ------------
MULTI-UTILITIES -- 2.7%
Alliant Energy Corp. .........      2,111         63,879
Ameren Corp. .................      4,121        115,182
CenterPoint Energy, Inc. .....      7,024        101,918
CMS Energy Corp. (b)..........      4,356         68,215
Consolidated Edison, Inc. ....      5,180        235,327
Dominion Resources, Inc. .....     11,532        448,825
DTE Energy Co. ...............      3,225        140,578
Integrys Energy Group, Inc.
  (b).........................      1,482         62,229
MDU Resources Group, Inc. ....      3,111         73,420
NiSource, Inc. ...............      5,346         82,221
NSTAR.........................      2,081         76,581
OGE Energy Corp. .............      1,849         68,210
PG&E Corp. ...................      7,176        320,408
Public Service Enterprise
  Group, Inc. ................      9,538        317,139
SCANA Corp. ..................      2,146         80,861
Sempra Energy.................      4,203        235,284
TECO Energy, Inc. ............      3,848         62,415
Vectren Corp. ................      1,558         38,451
Wisconsin Energy Corp. .......      2,320        115,606
Xcel Energy, Inc. ............      8,795        186,630
                                            ------------
                                               2,893,379
                                            ------------
MULTILINE RETAIL -- 0.2%
J. C. Penney Co., Inc. .......      3,892        103,566
Macy's, Inc. .................      8,198        137,399
                                            ------------
                                                 240,965
                                            ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)...............     16,245        137,433
                                            ------------
OIL, GAS & CONSUMABLE FUELS -- 12.4%
Apache Corp. .................      6,381        658,328
Chevron Corp. ................     38,378      2,954,722
ConocoPhillips................     25,004      1,276,954
Devon Energy Corp. ...........      7,942        583,737
El Paso Corp. ................     13,824        135,890
Exxon Mobil Corp. ............     90,932      6,200,653
Forest Oil Corp. (a)(b).......      2,016         44,856
Marathon Oil Corp. ...........     13,730        428,651
Newfield Exploration Co. (a)..      2,534        122,215
Pioneer Natural Resources
  Co. ........................      2,154        103,758
Spectra Energy Corp. .........     12,005        246,222
Sunoco, Inc. .................      2,138         55,802
The Williams Cos., Inc. ......     10,799        227,643
Valero Energy Corp. ..........     10,507        175,992
                                            ------------
                                              13,215,423
                                            ------------
PAPER & FOREST PRODUCTS -- 0.4%
International Paper Co. ......      7,684        205,777
MeadWestvaco Corp. ...........      2,778         79,534
Weyerhaeuser Co. .............      4,142        178,686
                                            ------------
                                                 463,997
                                            ------------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. ...........      1,655         48,475
Mead Johnson Nutrition Co.....      3,881        169,600
                                            ------------
                                                 218,075
                                            ------------


See accompanying notes to financial statements.

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
PHARMACEUTICALS -- 11.0%
Abbott Laboratories...........     29,526   $  1,594,109
Bristol-Myers Squibb Co. .....     32,504        820,726
Eli Lilly & Co. ..............     18,921        675,669
Forest Laboratories, Inc.
  (a).........................      5,945        190,894
Johnson & Johnson.............     53,017      3,414,825
King Pharmaceuticals, Inc.
  (a).........................      4,775         58,589
Merck & Co., Inc. ............     58,412      2,134,374
Pfizer, Inc. .................    154,238      2,805,589
                                            ------------
                                              11,694,775
                                            ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
AMB Property Corp. ...........      2,733         69,828
Annaly Capital Management,
  Inc. .......................     10,591        183,754
Avalonbay Communities, Inc.
  (b).........................      1,592        130,719
Boston Properties, Inc. ......      2,696        180,821
Equity Residential............      5,294        178,831
Federal Realty Investment
  Trust (b)...................      1,126         76,253
HCP, Inc. ....................      5,588        170,658
Health Care REIT, Inc. .......      2,243         99,410
Host Hotels & Resorts, Inc.
  (a).........................     11,849        138,278
Kimco Realty Corp. ...........      7,257         98,187
Liberty Property Trust........      2,073         66,357
Nationwide Health Properties,
  Inc. .......................      1,947         68,495
Plum Creek Timber Co., Inc.
  (b).........................      3,117        117,698
ProLogis (b)..................      9,096        124,524
Rayonier, Inc. ...............      1,638         69,058
Realty Income Corp. (b).......      2,045         52,986
Regency Centers Corp. (b).....      1,553         54,448
Vornado Realty Trust..........      3,484        243,671
                                            ------------
                                               2,123,976
                                            ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp.
  (b).........................      5,012         60,746
The St. Joe Co. (a)(b)........      1,753         50,644
                                            ------------
                                                 111,390
                                            ------------
ROAD & RAIL -- 0.4%
Norfolk Southern Corp. .......      6,911        362,275
Ryder Systems, Inc. ..........      1,048         43,146
                                            ------------
                                                 405,421
                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
Intel Corp. ..................    106,525      2,173,110
Microchip Technology, Inc.
  (b).........................      3,405         98,949
                                            ------------
                                               2,272,059
                                            ------------
SOFTWARE -- 0.1%
Synopsys, Inc. (a)............      2,803         62,451
                                            ------------
SPECIALTY RETAIL -- 1.2%
AutoNation, Inc. (a)(b).......      1,261         24,148
Limited Brands, Inc. .........      5,349        102,915
The Gap, Inc. ................      9,536        199,779
The Home Depot, Inc. .........     32,613        943,494
                                            ------------
                                               1,270,336
                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. ..................      1,665        121,945
                                            ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial
  (b).........................        389         12,238
New York Community Bancorp,
  Inc. .......................      8,142        118,141
People's United Financial,
  Inc. .......................      6,649        111,038
                                            ------------
                                                 241,417
                                            ------------
TOBACCO -- 2.8%
Altria Group, Inc. ...........     39,485        775,090
Lorillard, Inc. ..............      3,142        252,083
Philip Morris International,
  Inc. .......................     36,477      1,757,827
Reynolds American, Inc. ......      3,286        174,059
                                            ------------
                                               2,959,059
                                            ------------
WATER UTILITIES -- 0.1%
American Water Works Co.,
  Inc. .......................      1,909         42,780
Aqua America, Inc. (b)........      2,629         46,034
                                            ------------
                                                  88,814
                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp. (a).......     53,290        195,041
Telephone & Data Systems,
  Inc. .......................      1,750         59,360
US Cellular Corp. (a).........        293         12,426
                                            ------------
                                                 266,827
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $117,128,466).........               106,203,125
                                            ------------
SHORT TERM INVESTMENTS -- 1.9%
MONEY MARKET FUNDS -- 1.9%
State Street Institutional
  Liquid Reserves Fund (d)....    140,646        140,646
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  1,841,327      1,841,327
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,981,973)...........                 1,981,973
                                            ------------
TOTAL INVESTMENTS -- 101.6%
  (f)
  (Cost $119,110,439).........               108,185,098
OTHER ASSETS AND
  LIABILITIES -- (1.6)%.......                (1,694,957)
                                            ------------
NET ASSETS -- 100.0%..........              $106,490,141
                                            ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan as of December 31, 2009.
(c)    Amount shown represents less than 0.05% of net assets.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)    Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc.
  (a)(b)......................       1,231   $    108,660
Curtiss-Wright Corp. .........       1,692         52,994
Spirit Aerosystems Holdings,
  Inc. (a)(b).................       3,819         75,845
TransDigm Group, Inc. (b).....       1,395         66,249
                                             ------------
                                                  303,748
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ..........       3,685         52,769
                                             ------------
AIRLINES -- 0.5%
AMR Corp. (a)(b)..............      12,441         96,169
Continental Airlines, Inc.
  (Class B) (a)(b)............       5,162         92,503
JetBlue Airways Corp. (a)(b)..       9,168         49,966
                                             ------------
                                                  238,638
                                             ------------
AUTO COMPONENTS -- 1.0%
BorgWarner, Inc. (b)..........       4,331        143,876
Gentex Corp. (b)..............       5,152         91,963
Lear Corp. (a)................       1,277         86,376
The Goodyear Tire & Rubber Co.
  (a)(b)......................       8,964        126,393
                                             ------------
                                                  448,608
                                             ------------
BEVERAGES -- 0.6%
Constellation Brands, Inc.
  (Class A) (a)...............       7,356        117,181
Hansen Natural Corp. (a)(b)...       2,673        102,643
PepsiAmericas, Inc. ..........       2,318         67,825
                                             ------------
                                                  287,649
                                             ------------
BIOTECHNOLOGY -- 2.2%
Alexion Pharmaceuticals, Inc.
  (a)(b)......................       3,306        161,399
Amylin Pharmaceuticals, Inc.
  (a)(b)......................       4,789         67,956
BioMarin Pharmaceutical, Inc.
  (a)(b)......................       3,757         70,669
Dendreon Corp. (a)............       4,914        129,140
Human Genome Sciences, Inc.
  (a)(b)......................       6,755        206,703
Isis Pharmaceuticals, Inc.
  (a)(b)......................       3,449         38,284
Onyx Pharmaceuticals, Inc.
  (a)(b)......................       2,137         62,699
OSI Pharmaceuticals, Inc.
  (a)(b)......................       2,169         67,304
Regeneron Pharmaceuticals,
  Inc. (a)(b).................       2,327         56,267
Talecris Biotherapeutics
  Holdings Corp. (a)..........       1,843         41,044
United Therapeutics Corp.
  (a)(b)......................       1,744         91,822
                                             ------------
                                                  993,287
                                             ------------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc.
  (b).........................       1,955         76,323
Owens Corning, Inc. (a)(b)....       3,728         95,586
                                             ------------
                                                  171,909
                                             ------------
CAPITAL MARKETS -- 2.3%
Affiliated Managers Group,
  Inc. (a)(b).................       1,557        104,864
Eaton Vance Corp. ............       4,364        132,709
Federated Investors, Inc.
  (Class B) (b)...............       3,834        105,435
Greenhill & Co., Inc. ........         973         78,073
Jefferies Group, Inc. (a)(b)..       4,159         98,693
Knight Capital Group, Inc.
  (Class A) (a)(b)............       3,514         54,116
Legg Mason, Inc. (b)..........       6,019        181,533
Raymond James Financial, Inc.
  (b).........................       3,696         87,854
SEI Investments Co. ..........       5,823        102,019
Waddell & Reed Financial, Inc.
  (Class A)...................       3,241         98,980
                                             ------------
                                                1,044,276
                                             ------------
CHEMICALS -- 3.0%
Albemarle Corp. (b)...........       3,408        123,949
Celanese Corp. (Series A).....       5,390        173,019
Eastman Chemical Co. (b)......       2,549        153,552
International Flavors &
  Fragrances, Inc. ...........       2,928        120,458
Intrepid Potash, Inc. (a)(b)..       1,576         45,972
Lubrizol Corp. ...............       2,517        183,615
Nalco Holding Co. (b).........       5,128        130,815
RPM International, Inc. (b)...       4,811         97,808
Sensient Technologies Corp.
  (b).........................       1,811         47,629
Terra Industries, Inc. (b)....       3,716        119,618
The Scotts Miracle-Gro Co.
  (Class A)...................       1,639         64,429
The Valspar Corp. (b).........       3,474         94,284
                                             ------------
                                                1,355,148
                                             ------------
COMMERCIAL BANKS -- 3.2%
Associated Ban-Corp. (b)......       4,416         48,620
BancorpSouth, Inc. (b)........       2,943         69,043
Bank of Hawaii Corp. (b)......       1,785         84,002
BOK Financial Corp. (b).......         830         39,442
City National Corp. (b).......       1,576         71,866
Comerica, Inc. (b)............       5,651        167,100
Commerce Bancshares, Inc.
  (b).........................       2,519         97,536
Cullen/Frost Bankers, Inc.
  (b).........................       2,090        104,500
First Citizens BancShares,
  Inc. (Class A)..............         215         35,262
First Horizon National Corp.
  (a)(b)......................       8,234        110,336
FirstMerit Corp. (b)..........       3,200         64,448
Fulton Financial Corp. (b)....       6,497         56,654
Marshall & Ilsley Corp. (b)...      18,872        102,852
Prosperity Bancshares, Inc.
  (b).........................       1,738         70,337
Synovus Financial Corp. (b)...      15,624         32,029
TCF Financial Corp. (b).......       4,471         60,895
UMB Financial Corp. (b).......       1,233         48,518
Valley National Bancorp (b)...       5,302         74,917
Westamerica Bancorporation
  (b).........................       1,075         59,523
Zions Bancorporation (b)......       5,172         66,357
                                             ------------
                                                1,464,237
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
Avery Dennison Corp. (b)......       4,219        153,951
Clean Harbors, Inc. (a)(b)....         850         50,669
Copart, Inc. (a)..............       2,784        101,978
Corrections Corp. of America
  (a)(b)......................       4,335        106,424
Covanta Holding Corp. (a).....       4,843         87,610
KAR Auction Services, Inc.
  (a).........................         861         11,873
R.R. Donnelley & Sons Co. ....       7,672        170,855
Rollins, Inc. (b).............       1,902         36,671
Tetra Tech, Inc. (a)..........       2,274         61,785
Waste Connections, Inc.
  (a)(b)......................       2,965         98,853
                                             ------------
                                                  880,669
                                             ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Brocade Communications
  Systems, Inc. (a)(b)........      15,673        119,585
EchoStar Corp. (Class A) (a)..       1,498         30,170
F5 Networks, Inc. (a)(b)......       2,953        156,450


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Polycom, Inc. (a)(b)..........       3,115   $     77,781
Tellabs, Inc. (a)(b)..........      13,537         76,890
                                             ------------
                                                  460,876
                                             ------------
COMPUTERS & PERIPHERALS -- 1.6%
Diebold, Inc. (b).............       2,456         69,873
Lexmark International, Inc.
  (Class A) (a)...............       2,934         76,225
NCR Corp. (a).................       5,905         65,723
QLogic Corp. (a)..............       4,289         80,933
SanDisk Corp. (a)(b)..........       8,519        246,966
Teradata Corp. (a)............       6,444        202,535
                                             ------------
                                                  742,255
                                             ------------
CONSTRUCTION & ENGINEERING -- 1.2%
Aecom Technology Corp.
  (a)(b)......................       3,603         99,083
EMCOR Group, Inc. (a)(b)......       2,445         65,771
Granite Construction, Inc.
  (b).........................       1,267         42,647
KBR, Inc. ....................       6,031        114,589
The Shaw Group, Inc. (a)(b)...       3,123         89,786
URS Corp. (a)(b)..............       3,116        138,724
                                             ------------
                                                  550,600
                                             ------------
CONTAINERS & PACKAGING -- 1.8%
Aptargroup, Inc. .............       2,340         83,632
Bemis Co., Inc. ..............       4,025        119,341
Greif, Inc. (Class A) (b).....       1,277         68,932
Packaging Corp. of America
  (b).........................       3,832         88,174
Pactiv Corp. (a)(b)...........       4,926        118,914
Rock-Tenn Co. (Class A) (b)...       1,423         71,733
Sealed Air Corp. .............       5,893        128,821
Silgan Holdings, Inc. ........         942         54,523
Sonoco Products Co. ..........       3,706        108,401
                                             ------------
                                                  842,471
                                             ------------
DISTRIBUTORS -- 0.2%
LKQ Corp. (a).................       5,225        102,358
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Brink's Home Security
  Holdings, Inc. (a)(b).......       1,694         55,292
Career Education Corp.
  (a)(b)......................       2,288         53,333
Corinthian Colleges, Inc.
  (a)(b)......................       2,937         40,443
Education Management Corp.
  (a)(b)......................         737         16,221
Service Corp. International
  (b).........................       9,391         76,912
Strayer Education, Inc. (b)...         524        111,345
Weight Watchers International,
  Inc. (b)....................       1,310         38,200
                                             ------------
                                                  391,746
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
MSCI, Inc. (Class A) (a)......       3,872        123,130
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Clearwire Corp. (Class A)
  (a)(b)......................       2,709         18,313
Frontier Communications Corp.
  (b).........................      11,642         90,924
Level 3 Communications, Inc.
  (a)(b)......................      60,697         92,866
tw telecom, inc. (a)(b).......       5,548         95,093
                                             ------------
                                                  297,196
                                             ------------
ELECTRIC UTILITIES -- 2.3%
Cleco Corp. (b)...............       2,260         61,766
DPL, Inc. (b).................       4,482        123,703
Great Plains Energy, Inc.
  (b).........................       5,054         97,997
Hawaiian Electric Industries,
  Inc. (b)....................       3,407         71,206
IDACORP, Inc. (b).............       1,769         56,520
ITC Holdings Corp. ...........       1,900         98,971
NV Energy, Inc. ..............       8,711        107,842
Pepco Holdings, Inc. (b)......       8,273        139,400
Pinnacle West Capital Corp. ..       3,785        138,455
Portland General Electric Co.
  (b).........................       2,839         57,944
Westar Energy, Inc. (b).......       4,080         88,618
                                             ------------
                                                1,042,422
                                             ------------
ELECTRICAL EQUIPMENT -- 1.3%
A123 Systems, Inc. (a)........       1,038         23,293
Acuity Brands, Inc. ..........       1,606         57,238
AMETEK, Inc. (b)..............       3,986        152,425
Brady Corp. (Class A).........       1,768         53,058
Hubbell, Inc. (Class B) (b)...       2,068         97,816
SunPower Corp. (Class A)
  (a)(b)......................       3,606         85,390
Thomas & Betts Corp. (a)......       1,995         71,401
Woodward Governor Co. (b).....       2,163         55,740
                                             ------------
                                                  596,361
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.9%
Anixter International, Inc.
  (a).........................       1,133         53,364
Arrow Electronics, Inc. (a)...       4,459        132,031
Avnet, Inc. (a)(b)............       5,660        170,706
AVX Corp. ....................       1,901         24,086
FLIR Systems, Inc. (a)(b).....       5,646        184,737
Ingram Micro, Inc. (Class A)
  (a).........................       6,034        105,293
Itron, Inc. (a)(b)............       1,506        101,760
Jabil Circuit, Inc. (b).......       7,387        128,312
Mettler-Toledo International,
  Inc. (a)....................       1,250        131,238
Molex, Inc. (b)...............       4,939        106,435
National Instruments Corp.
  (b).........................       2,313         68,118
Trimble Navigation, Ltd.
  (a)(b)......................       4,479        112,871
                                             ------------
                                                1,318,951
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Dresser-Rand Group, Inc.
  (a)(b)......................       3,063         96,821
Helmerich & Payne, Inc. (b)...       3,620        144,366
Oceaneering International,
  Inc. (a)(b).................       1,900        111,188
Patterson-UTI Energy, Inc.
  (b).........................       5,779         88,708
Rowan Cos., Inc. (a)..........       3,883         87,911
SEACOR Holdings, Inc. (a)(b)..         702         53,528
Superior Energy Services, Inc.
  (a).........................       2,901         70,465
Tidewater, Inc. (b)...........       1,917         91,920
Unit Corp. (a)(b).............       1,765         75,012
                                             ------------
                                                  819,919
                                             ------------
FOOD & STAPLES RETAILING -- 0.6%
BJ's Wholesale Club, Inc.
  (a)(b)......................       2,028         66,336
SUPERVALU, Inc. (b)...........       7,901        100,422
Whole Foods Market, Inc.
  (a)(b)......................       4,160        114,192
                                             ------------
                                                  280,950
                                             ------------
FOOD PRODUCTS -- 1.7%
Corn Products International,
  Inc. .......................       2,790         81,552
Dean Foods Co. (a)(b).........       6,724        121,301
Del Monte Foods Co. ..........       7,405         83,973
Flowers Foods, Inc. (b).......       3,205         76,151
Fresh Del Monte Produce, Inc.
  (a).........................       1,543         34,100
Green Mountain Coffee
  Roasters, Inc. (a)(b).......       1,454        118,457
Lancaster Colony Corp. (b)....         751         37,325
Ralcorp Holdings, Inc. (a)....       2,103        125,570


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Smithfield Foods, Inc.
  (a)(b)......................       5,780   $     87,798
Tootsie Roll Industries, Inc.
  (b).........................         851         23,300
                                             ------------
                                                  789,527
                                             ------------
GAS UTILITIES -- 1.8%
AGL Resources, Inc. (b).......       2,878        104,961
Atmos Energy Corp. (b)........       3,450        101,430
Energen Corp. ................       2,697        126,220
National Fuel Gas Co. (b).....       2,512        125,600
New Jersey Resources Corp.
  (b).........................       1,561         58,381
Nicor, Inc. (b)...............       1,694         71,317
Piedmont Natural Gas Co., Inc.
  (b).........................       2,601         69,577
UGI Corp. ....................       4,012         97,050
WGL Holdings, Inc. (b)........       1,857         62,284
                                             ------------
                                                  816,820
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Gen-Probe, Inc. (a)(b)........       1,873         80,352
Haemonetics Corp. (a)(b)......         961         52,999
IDEXX Laboratories, Inc.
  (a)(b)......................       2,216        118,423
Immucor, Inc. (a)(b)..........       2,585         52,320
Inverness Medical Innovations,
  Inc. (a)(b).................       3,114        129,262
Kinetic Concepts, Inc.
  (a)(b)......................       2,320         87,348
Masimo Corp. (a)(b)...........       1,962         59,684
NuVasive, Inc. (a)(b).........       1,410         45,092
ResMed, Inc. (a)(b)...........       2,846        148,760
STERIS Corp. (b)..............       1,999         55,912
Teleflex, Inc. (b)............       1,484         79,973
Thoratec Corp. (a)(b).........       2,076         55,886
West Pharmaceutical Services,
  Inc. (b)....................       1,213         47,550
                                             ------------
                                                1,013,561
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
AMERIGROUP Corp. (a)(b).......       1,962         52,896
athenahealth, Inc. (a)(b).....       1,167         52,795
Community Health Systems, Inc.
  (a)(b)......................       3,476        123,746
Coventry Health Care, Inc.
  (a)(b)......................       5,529        134,299
Emdeon, Inc. (Class A)
  (a)(b)......................         876         13,359
Health Net, Inc. (a)(b).......       3,881         90,388
LifePoint Hospitals, Inc.
  (a)(b)......................       2,050         66,645
Lincare Holdings, Inc.
  (a)(b)......................       2,525         93,728
MEDNAX, Inc. (a)..............       1,717        103,209
Omnicare, Inc. (b)............       4,405        106,513
Owens & Minor, Inc. (b).......       1,560         66,971
Patterson Cos., Inc. (a)(b)...       3,740        104,645
Psychiatric Solutions, Inc.
  (a)(b)......................       1,974         41,730
Universal Health Services,
  Inc. (Class B) (b)..........       3,428        104,554
VCA Antech, Inc. (a)(b).......       3,167         78,922
                                             ------------
                                                1,234,400
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts-Misys Healthcare
  Solutions, Inc. (a)(b)......       2,205         44,607
IMS Health, Inc. .............       6,819        143,608
                                             ------------
                                                  188,215
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Bally Technologies, Inc.
  (a)(b)......................       2,036         84,066
Brinker International, Inc.
  (b).........................       3,787         56,502
Burger King Holdings, Inc.
  (b).........................       3,406         64,101
Chipotle Mexican Grill, Inc.
  (a).........................       1,179        103,941
Choice Hotels International,
  Inc. (b)....................       1,098         34,763
International Speedway Corp.
  (Class A) (b)...............       1,032         29,360
MGM MIRAGE, Inc. (a)(b).......       9,305         84,862
Panera Bread Co. (Class A)
  (a).........................       1,158         77,551
Penn National Gaming, Inc.
  (a)(b)......................       2,513         68,303
Royal Caribbean Cruises, Ltd.
  (a)(b)......................       5,009        126,627
Scientific Games Corp. (Class
  A) (a)......................       2,563         37,292
Wendy's/Arby's Group, Inc.
  (Class A) (b)...............      13,864         65,022
Wyndham Worldwide Corp. (b)...       6,657        134,272
                                             ------------
                                                  966,662
                                             ------------
HOUSEHOLD DURABLES -- 2.9%
Leggett & Platt, Inc. (b).....       5,692        116,117
Lennar Corp. (Class A) (b)....       5,931         75,739
M.D.C. Holdings, Inc. ........       1,328         41,221
Mohawk Industries, Inc.
  (a)(b)......................       2,058         97,961
Newell Rubbermaid, Inc. (b)...      10,412        156,284
NVR, Inc. (a)(b)..............         222        157,778
Pulte Homes, Inc. (a)(b)......      12,473        124,730
The Black & Decker Corp. (b)..       2,238        145,089
Toll Brothers, Inc. (a)(b)....       4,898         92,131
Tupperware Brands Corp. ......       2,343        109,113
Whirlpool Corp. (b)...........       2,751        221,896
                                             ------------
                                                1,338,059
                                             ------------
HOUSEHOLD PRODUCTS -- 0.3%
Energizer Holdings, Inc.
  (a)(b)......................       2,609        159,880
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Dynegy, Inc. (Class A)
  (a)(b)......................      18,445         33,385
Mirant Corp. (a)(b)...........       5,365         81,924
Ormat Technologies, Inc. (b)..         672         25,428
RRI Energy, Inc. (a)(b).......      13,091         74,881
                                             ------------
                                                  215,618
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. (b).......       2,284         78,250
Seaboard Corp. (b)............          14         18,886
Textron, Inc. (b).............      10,154        190,997
                                             ------------
                                                  288,133
                                             ------------
INSURANCE -- 6.4%
Alleghany Corp. (a)...........         243         67,068
Allied World Assurance Company
  Holdings,  Ltd. (b).........       1,524         70,211
American Financial Group,
  Inc. .......................       2,893         72,180
American International Group,
  Inc. (a)(b).................       4,408        132,152
American National Insurance
  Co. (b).....................         601         71,783
Arthur J. Gallagher & Co.
  (b).........................       3,713         83,580
Aspen Insurance Holdings,
  Ltd. .......................       2,816         71,667
Assurant, Inc. ...............       4,401        129,742
Assured Guaranty, Ltd. .......       4,717        102,642
Brown & Brown, Inc. (b).......       4,303         77,325
Endurance Specialty Holdings,
  Ltd. (b)....................       1,926         71,705
Erie Indemnity Co. (Class A)
  (b).........................       1,172         45,731
Fidelity National Financial,
  Inc. (Class A) (b)..........       8,596        115,702
First American Corp. (b)......       4,518        149,591
Genworth Financial, Inc.
  (Class A) (a)(b)............      17,987        204,152
HCC Insurance Holdings, Inc.
  (b).........................       4,182        116,971


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Markel Corp. (a)..............         367   $    124,780
Mercury General Corp. (b).....         971         38,121
Montpelier Re Holdings, Ltd.
  (b).........................       2,966         51,371
Old Republic International
  Corp. (b)...................       8,404         84,376
OneBeacon Insurance Group,
  Ltd. (Class A) (b)..........         876         12,071
Platinum Underwriters
  Holdings, Ltd. (b)..........       1,850         70,837
ProAssurance Corp. (a)(b).....       1,226         65,849
Reinsurance Group of America,
  Inc. .......................       2,712        129,227
RenaissanceRe Holdings,
  Ltd. .......................       2,323        123,467
StanCorp Financial Group, Inc.
  (b).........................       1,834         73,397
The Hanover Insurance Group,
  Inc. (b)....................       1,872         83,173
Torchmark Corp. (b)...........       3,089        135,762
Transatlantic Holdings,
  Inc. .......................       2,131        111,046
Validus Holdings, Ltd. .......       3,537         95,287
Wesco Financial Corp. (b).....          53         18,179
White Mountains Insurance
  Group, Ltd. ................         287         95,473
                                             ------------
                                                2,894,618
                                             ------------
INTERNET & CATALOG RETAIL -- 0.2%
Netflix, Inc. (a)(b)..........       1,766         97,377
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.0%
Akamai Technologies, Inc.
  (a)(b)......................       6,492        164,442
Equinix, Inc. (a)(b)..........       1,427        151,476
IAC/InterActiveCorp. (a)(b)...       3,620         74,138
WebMD Health Corp. (Class A)
  (a)(b)......................       1,723         66,318
                                             ------------
                                                  456,374
                                             ------------
IT SERVICES -- 2.4%
Alliance Data Systems Corp.
  (a)(b)......................       1,956        126,338
Broadridge Financial
  Solutions, Inc. ............       5,233        118,056
CACI International, Inc.
  (Class A) (a)(b)............       1,110         54,223
DST Systems, Inc. (a)(b)......       1,494         65,064
Gartner, Inc. (a).............       2,363         42,629
Genpact, Ltd. (a)(b)..........       2,162         32,214
Global Payments, Inc. ........       3,032        163,304
Hewitt Associates, Inc. (Class
  A) (a)(b)...................       3,202        135,317
Lender Processing Services,
  Inc. .......................       3,565        144,953
ManTech International Corp.
  (Class A) (a)(b)............         780         37,658
NeuStar, Inc. (Class A) (a)...       2,678         61,701
Total System Services, Inc.
  (b).........................       7,337        126,710
                                             ------------
                                                1,108,167
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Bio-Rad Laboratories, Inc.
  (Class A) (a)...............         728         70,223
Charles River Laboratories
  International, Inc. (a)(b)..       2,458         82,810
Covance, Inc. (a)(b)..........       2,380        129,877
PerkinElmer, Inc. (b).........       4,337         89,299
Pharmaceutical Product
  Development, Inc. ..........       4,096         96,010
Techne Corp. (b)..............       1,395         95,641
                                             ------------
                                                  563,860
                                             ------------
MACHINERY -- 4.3%
AGCO Corp. (a)(b).............       3,410        110,279
CLARCOR, Inc. (b).............       1,888         61,247
Crane Co. (b).................       1,917         58,699
Donaldson Co., Inc. (b).......       2,669        113,539
Gardner Denver, Inc. (b)......       1,936         82,377
Graco, Inc. (b)...............       2,267         64,768
Harsco Corp. .................       2,993         96,464
IDEX Corp. (b)................       3,003         93,544
Joy Global, Inc. (b)..........       3,837        197,951
Kennametal, Inc. (b)..........       2,982         77,293
Lincoln Electric Holdings,
  Inc. (b)....................       1,517         81,099
Navistar International Corp.
  (a).........................       1,969         76,102
Nordson Corp. (b).............       1,135         69,439
Pall Corp. ...................       4,422        160,076
Pentair, Inc. ................       3,663        118,315
Snap-On, Inc. (b).............       2,148         90,775
SPX Corp. (b).................       1,826         99,882
The Stanley Works (b).........       3,010        155,045
The Timken Co. (b)............       2,914         69,091
Wabtec Corp. .................       1,815         74,125
                                             ------------
                                                1,950,110
                                             ------------
MARINE -- 0.2%
Kirby Corp. (a)(b)............       2,010         70,008
                                             ------------
MEDIA -- 1.4%
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a)(b)......................       1,496         15,544
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............       2,615        104,469
Interactive Data Corp. (b)....       1,324         33,497
John Wiley & Sons, Inc. (Class
  A) (b)......................       1,870         78,316
Morningstar, Inc. (a).........         812         39,252
Regal Entertainment Group
  (b).........................       2,873         41,486
The Interpublic Group of Cos.,
  Inc. (a)(b).................      18,120        133,726
Virgin Media, Inc. (b)........      10,940        184,120
                                             ------------
                                                  630,410
                                             ------------
METALS & MINING -- 2.3%
Allegheny Technologies, Inc.
  (b).........................       3,448        154,367
Cliffs Natural Resources, Inc.
  (b).........................       4,902        225,933
Commercial Metals Co. ........       4,203         65,777
Compass Minerals
  International, Inc. (b).....       1,212         81,434
Reliance Steel & Aluminum
  Co. ........................       2,412        104,247
Royal Gold, Inc. (b)..........       1,525         71,827
Steel Dynamics, Inc. (b)......       8,091        143,373
Titanium Metals Corp. (a)(b)..       3,156         39,513
Walter Energy, Inc. (b).......       1,988        149,716
                                             ------------
                                                1,036,187
                                             ------------
MULTI-UTILITIES -- 2.2%
Alliant Energy Corp. .........       4,112        124,429
CMS Energy Corp. (b)..........       8,469        132,625
Integrys Energy Group, Inc.
  (b).........................       2,860        120,091
NiSource, Inc. ...............      10,222        157,214
NSTAR.........................       4,012        147,642
OGE Energy Corp. (b)..........       3,586        132,288
TECO Energy, Inc. (b).........       7,415        120,271
Vectren Corp. ................       3,030         74,780
                                             ------------
                                                1,009,340
                                             ------------
MULTILINE RETAIL -- 0.2%
Big Lots, Inc. (a)(b).........       3,090         89,548
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp.
  (Class A) (a)(b)............       2,200   $     62,392
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
Alpha Natural Resources, Inc.
  (a).........................       5,860        254,207
Arch Coal, Inc. (b)...........       6,110        135,948
BP Prudhoe Bay Royalty Trust
  (b).........................         793         65,660
Cabot Oil & Gas Corp. ........       3,832        167,037
Cimarex Energy Co. (b)........       3,107        164,578
Comstock Resources, Inc.
  (a)(b)......................       1,722         69,862
Concho Resources, Inc. (a)....       2,677        120,197
Encore Acquisition Co. (a)....       2,079         99,834
EXCO Resources, Inc. .........       6,384        135,532
Forest Oil Corp. (a)(b).......       3,768         83,838
Frontier Oil Corp. ...........       3,833         46,149
Massey Energy Co. (b).........       3,199        134,390
Pioneer Natural Resources Co.
  (b).........................       4,266        205,493
Plains Exploration &
  Production Co. (a)(b).......       5,213        144,192
Quicksilver Resources, Inc.
  (a)(b)......................       4,472         67,125
SandRidge Energy, Inc.
  (a)(b)......................       6,777         63,907
Southern Union Co. ...........       3,903         88,598
St. Mary Land & Exploration
  Co. (b).....................       2,327         79,677
Sunoco, Inc. .................       4,383        114,396
Teekay Corp. (b)..............       1,559         36,184
Tesoro Corp. (b)..............       5,178         70,162
Whiting Petroleum Corp.
  (a)(b)......................       1,885        134,683
                                             ------------
                                                2,481,649
                                             ------------
PAPER & FOREST PRODUCTS -- 0.4%
MeadWestvaco Corp. (b)........       5,616        160,786
                                             ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co. (b)........       3,260         95,485
Chattem, Inc. (a)(b)..........         714         66,616
Herbalife, Ltd. ..............       2,303         93,433
                                             ------------
                                                  255,534
                                             ------------
PHARMACEUTICALS -- 1.0%
Auxilium Pharmaceuticals, Inc.
  (a).........................       1,601         47,998
Endo Pharmaceuticals Holdings,
  Inc. (a)....................       3,865         79,271
King Pharmaceuticals, Inc.
  (a)(b)......................       9,260        113,620
Perrigo Co. (b)...............       3,087        122,986
Valeant Pharmaceuticals
  International (a)(b)........       2,611         83,004
                                             ------------
                                                  446,879
                                             ------------
PROFESSIONAL SERVICES -- 1.6%
Equifax, Inc. (b).............       4,749        146,696
FTI Consulting, Inc. (a)(b)...       1,919         90,500
IHS, Inc. (Class A) (a)(b)....       1,721         94,328
Manpower, Inc. (b)............       2,909        158,773
Robert Half International,
  Inc. (b)....................       5,649        150,998
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............       1,586         75,367
                                             ------------
                                                  716,662
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
Alexandria Real Estate
  Equities, Inc. (b)..........       1,633        104,986
AMB Property Corp. (b)........       5,499        140,499
Camden Property Trust (b).....       2,414        102,281
Corporate Office Properties
  Trust (b)...................       2,171         79,524
Digital Realty Trust, Inc.
  (b).........................       2,612        131,331
Douglas Emmett, Inc. (b)......       4,545         64,766
Duke Realty Corp. (b).........       8,343        101,534
Essex Property Trust, Inc.
  (b).........................       1,090         91,179
Federal Realty Investment
  Trust (b)...................       2,290        155,079
Highwoods Properties, Inc.
  (b).........................       2,651         88,411
Hospitality Properties Trust..       4,597        108,995
Kimco Realty Corp. (b)........      15,034        203,410
Liberty Property Trust........       4,200        134,442
Mack-Cali Realty Corp. (b)....       2,920        100,944
MFA Financial, Inc. (b).......      10,205         75,007
National Retail Properties,
  Inc. (b)....................       3,084         65,442
Nationwide Health Properties,
  Inc. (b)....................       4,200        147,756
OMEGA Healthcare Investors,
  Inc. .......................       3,185         61,948
ProLogis (b)..................      17,708        242,423
Rayonier, Inc. ...............       2,922        123,192
Realty Income Corp. (b).......       3,887        100,712
Regency Centers Corp. (b).....       3,305        115,873
Senior Housing Properties
  Trust (b)...................       4,780        104,539
UDR, Inc. (b).................       5,719         94,020
Washington Real Estate
  Investment Trust (b)........       2,235         61,574
Weingarten Realty Investors...       4,449         88,046
                                             ------------
                                                2,887,913
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
Brookfield Properties Corp.
  (b).........................       9,677        117,285
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............       9,359        127,002
The St. Joe Co. (a)...........       3,419         98,775
                                             ------------
                                                  343,062
                                             ------------
ROAD & RAIL -- 1.3%
Heartland Express, Inc. (b)...       2,042         31,181
Hertz Global Holdings, Inc.
  (a)(b)......................       6,839         81,521
J.B. Hunt Transport Services,
  Inc. (b)....................       3,519        113,558
Kansas City Southern (a)(b)...       3,593        119,611
Knight Transportation, Inc.
  (b).........................       2,189         42,226
Landstar Systems, Inc. (b)....       1,906         73,896
Ryder Systems, Inc. (b).......       2,081         85,675
Werner Enterprises, Inc. (b)..       1,884         37,284
                                             ------------
                                                  584,952
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
Advanced Micro Devices, Inc.
  (a).........................      22,945        222,108
Atmel Corp. (a)(b)............      15,167         69,920
Cree, Inc. (a)(b).............       3,532        199,099
Intersil Corp. (Class A) (b)..       4,612         70,748
Lam Research Corp. (a)(b).....       4,750        186,247
LSI Logic Corp. (a)(b)........      24,076        144,697
MEMC Electronic Materials,
  Inc. (a)(b).................       8,330        113,455
National Semiconductor Corp.
  (b).........................       8,890        136,550
Novellus Systems, Inc. (a)....       3,655         85,308
ON Semiconductor Corp.
  (a)(b)......................      15,692        138,246
PMC-Sierra, Inc. (a)(b).......       8,513         73,723
Silicon Laboratories, Inc.
  (a)(b)......................       1,709         82,613
Varian Semiconductor Equipment
  Associates, Inc. (a) (b)....       2,716         97,450
                                             ------------
                                                1,620,164
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SOFTWARE -- 3.3%
Ansys, Inc. (a)...............       3,271   $    142,158
Cadence Design Systems, Inc.
  (a)(b)......................       9,954         59,625
Compuware Corp. (a)(b)........       8,827         63,819
Concur Technologies, Inc.
  (a)(b)......................       1,587         67,844
Factset Research Systems, Inc.
  (b).........................       1,619        106,644
Informatica Corp. (a)(b)......       3,347         86,553
Jack Henry & Associates,
  Inc. .......................       3,161         73,082
MICROS Systems, Inc. (a)(b)...       3,014         93,524
Novell, Inc. (a)..............      12,787         53,066
Nuance Communications, Inc.
  (a)(b)......................       8,359        129,899
Parametric Technology Corp.
  (a)(b)......................       4,375         71,488
Quality Systems, Inc. (b).....         663         41,630
Quest Software, Inc. (a)......       2,348         43,203
Rovi Corp. (a)(b).............       3,824        121,871
Solera Holdings, Inc. (b).....       2,592         93,338
Sybase, Inc. (a)(b)...........       3,051        132,413
Synopsys, Inc. (a)............       5,454        121,515
                                             ------------
                                                1,501,672
                                             ------------
SPECIALTY RETAIL -- 3.9%
Aaron's, Inc. (b).............       1,807         50,108
Abercrombie & Fitch Co. (Class
  A) (b)......................       3,248        113,193
Aeropostale, Inc. (a).........       2,494         84,921
American Eagle Outfitters,
  Inc. .......................       6,565        111,474
AutoNation, Inc. (a)(b).......       2,789         53,409
CarMax, Inc. (a)(b)...........       7,429        180,153
Dick's Sporting Goods, Inc.
  (a)(b)......................       3,158         78,540
Foot Locker, Inc. (b).........       5,741         63,955
Guess ?, Inc. (b).............       2,197         92,933
Limited Brands, Inc. (b)......      10,289        197,960
PetSmart, Inc. (b)............       4,765        127,178
RadioShack Corp. (b)..........       4,676         91,182
Rent-A-Center, Inc. (a)(b)....       2,443         43,290
The Buckle, Inc. (b)..........         976         28,577
Tiffany & Co. (b).............       4,641        199,563
Tractor Supply Co. (a)(b).....       1,367         72,396
Urban Outfitters, Inc.
  (a)(b)......................       4,928        172,431
                                             ------------
                                                1,761,263
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Capitol Federal Financial
  (b).........................         805         25,325
First Niagara Financial Group,
  Inc. (b)....................       6,846         95,228
NewAlliance Bancshares, Inc.
  (b).........................       3,693         44,353
Washington Federal, Inc. .....       4,201         81,247
                                             ------------
                                                  246,153
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (b)................       1,521         43,729
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........       1,617         75,999
                                             ------------
                                                  119,728
                                             ------------
WATER UTILITIES -- 0.2%
Aqua America, Inc. (b)........       5,069         88,758
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Leap Wireless International,
  Inc. (a)(b).................       2,301         40,383
MetroPCS Communications, Inc.
  (a)(b)......................       9,371         71,501
SBA Communications Corp.
  (Class A) (a)(b)............       4,384        149,757
Telephone & Data Systems, Inc.
  (b).........................       3,623        122,892
US Cellular Corp. (a).........         586         24,852
                                             ------------
                                                  409,385
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $39,798,205)..........                 45,413,999
                                             ------------
RIGHTS -- 0.0% (C)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (expiring
  6/21/10) (a)
  (Cost $0)...................       2,709          1,084
                                             ------------
SHORT TERM INVESTMENTS -- 29.2%
MONEY MARKET FUNDS -- 29.2%
State Street Institutional
  Liquid Reserves Fund (d)....      55,781         55,781
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  13,216,330     13,216,330
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,272,111)..........                 13,272,111
                                             ------------
TOTAL INVESTMENTS -- 129.0%
  (F)
  (Cost $53,070,316)..........                 58,687,194
OTHER ASSETS AND
  LIABILITIES -- (29.0)%......                (13,178,793)
                                             ------------
NET ASSETS -- 100.0%..........               $ 45,508,401
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Amount shown represents less than 0.05% of net assets.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)    Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.6%
Spirit Aerosystems Holdings,
  Inc. (a)(b).................      11,804   $    234,427
TransDigm Group, Inc. (b).....       4,212        200,028
                                             ------------
                                                  434,455
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ..........      11,289        161,658
                                             ------------
AIRLINES -- 0.9%
AMR Corp. (a)(b)..............      38,377        296,654
Continental Airlines, Inc.
  (Class B) (a)(b)............      15,927        285,412
JetBlue Airways Corp. (a)(b)..      27,798        151,499
                                             ------------
                                                  733,565
                                             ------------
AUTO COMPONENTS -- 1.4%
BorgWarner, Inc. (b)..........      13,289        441,461
Lear Corp. (a)................       3,879        262,375
The Goodyear Tire & Rubber Co.
  (a).........................      27,557        388,554
                                             ------------
                                                1,092,390
                                             ------------
BEVERAGES -- 0.4%
Hansen Natural Corp. (a)(b)...       8,041        308,774
                                             ------------
BIOTECHNOLOGY -- 3.3%
Alexion Pharmaceuticals, Inc.
  (a).........................      10,081        492,154
Amylin Pharmaceuticals, Inc.
  (a)(b)......................      14,538        206,294
BioMarin Pharmaceutical, Inc.
  (a)(b)......................      11,299        212,534
Human Genome Sciences, Inc.
  (a)(b)......................      20,750        634,950
Isis Pharmaceuticals, Inc.
  (a)(b)......................      10,477        116,295
Onyx Pharmaceuticals, Inc.
  (a)(b)......................       6,485        190,270
OSI Pharmaceuticals, Inc.
  (a)(b)......................       6,583        204,271
Regeneron Pharmaceuticals,
  Inc. (a)(b).................       7,163        173,201
United Therapeutics Corp.
  (a)(b)......................       5,298        278,940
                                             ------------
                                                2,508,909
                                             ------------
BUILDING PRODUCTS -- 0.4%
Owens Corning, Inc. (a)(b)....      11,331        290,527
                                             ------------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group,
  Inc. (a)(b).................       4,741        319,306
Eaton Vance Corp. (b).........      13,393        407,281
Greenhill & Co., Inc. (b).....       2,954        237,029
Jefferies Group, Inc. (a)(b)..      12,476        296,055
Knight Capital Group, Inc.
  (Class A) (a)(b)............      10,564        162,686
Raymond James Financial, Inc.
  (b).........................      11,363        270,099
SEI Investments Co. ..........      17,896        313,538
                                             ------------
                                                2,005,994
                                             ------------
CHEMICALS -- 3.1%
Albemarle Corp. (b)...........      10,532        383,049
Celanese Corp. (Series A).....      16,436        527,596
Intrepid Potash, Inc. (a)(b)..       4,838        141,124
Lubrizol Corp. ...............       7,705        562,080
Nalco Holding Co. (b).........      15,791        402,828
Terra Industries, Inc. (b)....      11,432        367,996
                                             ------------
                                                2,384,673
                                             ------------
COMMERCIAL BANKS -- 0.1%
First Citizens BancShares,
  Inc. (Class A)..............         666        109,231
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
Clean Harbors, Inc. (a)(b)....       2,611        155,642
Copart, Inc. (a)..............       8,459        309,853
Corrections Corp. of America
  (a)(b)......................      13,217        324,477
Covanta Holding Corp. (a)(b)..      15,039        272,056
KAR Auction Services, Inc.
  (a).........................       2,565         35,371
Rollins, Inc. (b).............       5,814        112,094
Tetra Tech, Inc. (a)(b).......       6,860        186,386
Waste Connections, Inc.
  (a)(b)......................       8,950        298,393
                                             ------------
                                                1,694,272
                                             ------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Brocade Communications
  Systems, Inc. (a)(b)........      48,270        368,300
EchoStar Corp. (Class A) (a)..       4,556         91,758
F5 Networks, Inc. (a)(b)......       9,041        478,992
Polycom, Inc. (a)(b)..........       9,448        235,917
Tellabs, Inc. (a)(b)..........      40,191        228,285
                                             ------------
                                                1,403,252
                                             ------------
COMPUTERS & PERIPHERALS -- 2.4%
NCR Corp. (a)(b)..............      17,888        199,093
QLogic Corp. (a)(b)...........      13,025        245,782
SanDisk Corp. (a)(b)..........      25,935        751,856
Teradata Corp. (a)............      19,720        619,799
                                             ------------
                                                1,816,530
                                             ------------
CONSTRUCTION & ENGINEERING -- 1.8%
Aecom Technology Corp.
  (a)(b)......................      11,111        305,552
KBR, Inc. ....................      18,532        352,108
The Shaw Group, Inc. (a)(b)...       9,510        273,413
URS Corp. (a)(b)..............       9,561        425,656
                                             ------------
                                                1,356,729
                                             ------------
CONTAINERS & PACKAGING -- 0.8%
Pactiv Corp. (a)(b)...........      15,107        364,683
Rock-Tenn Co. (Class A).......       4,338        218,679
                                             ------------
                                                  583,362
                                             ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a)(b)..............      15,898        311,442
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
Brink's Home Security
  Holdings, Inc. (a)(b).......       5,180        169,075
Career Education Corp.
  (a)(b)......................       7,003        163,240
Corinthian Colleges, Inc.
  (a)(b)......................       9,030        124,343
Education Management Corp.
  (a)(b)......................       2,240         49,302
Strayer Education, Inc. (b)...       1,607        341,472
Weight Watchers International,
  Inc. (b)....................       3,978        115,999
                                             ------------
                                                  963,431
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
MSCI, Inc. (Class A) (a)(b)...      11,924        379,183
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Clearwire Corp. (Class A)
  (a)(b)......................       8,399         56,777
tw telecom, inc. (a)(b).......      17,207        294,928
                                             ------------
                                                  351,705
                                             ------------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. (b)........       5,773        300,716
                                             ------------
ELECTRICAL EQUIPMENT -- 1.3%
A123 Systems, Inc. (a)(b).....       3,220         72,257
AMETEK, Inc. (b)..............      12,156        464,845


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SunPower Corp. (Class A)
  (a)(b)......................      11,091   $    262,635
Woodward Governor Co. (b).....       6,534        168,381
                                             ------------
                                                  968,118
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 4.1%
Arrow Electronics, Inc. (a)...      13,780        408,026
Avnet, Inc. (a)...............      17,399        524,754
FLIR Systems, Inc. (a)(b).....      17,188        562,391
Itron, Inc. (a)(b)............       4,615        311,835
Jabil Circuit, Inc. (b).......      22,779        395,671
Mettler-Toledo International,
  Inc. (a)(b).................       3,821        401,167
National Instruments Corp.
  (b).........................       6,953        204,766
Trimble Navigation, Ltd.
  (a)(b)......................      13,854        349,121
                                             ------------
                                                3,157,731
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 2.9%
Dresser-Rand Group, Inc.
  (a)(b)......................       9,406        297,324
Helmerich & Payne, Inc. (b)...      11,071        441,512
Oceaneering International,
  Inc. (a)....................       5,877        343,922
Patterson-UTI Energy, Inc.
  (b).........................      17,581        269,868
Rowan Cos., Inc. (a)(b).......      11,876        268,873
SEACOR Holdings, Inc. (a)(b)..       2,157        164,471
Superior Energy Services, Inc.
  (a)(b)......................       8,808        213,946
Unit Corp. (a)(b).............       5,362        227,885
                                             ------------
                                                2,227,801
                                             ------------
FOOD & STAPLES RETAILING -- 0.5%
Whole Foods Market, Inc.
  (a)(b)......................      12,817        351,827
                                             ------------
FOOD PRODUCTS -- 1.8%
Dean Foods Co. (a)(b).........      20,790        375,052
Flowers Foods, Inc. (b).......       9,732        231,232
Green Mountain Coffee
  Roasters, Inc. (a)(b).......       4,454        362,868
Ralcorp Holdings, Inc. (a)....       6,499        388,055
                                             ------------
                                                1,357,207
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Gen-Probe, Inc. (a)(b)........       5,579        239,339
Haemonetics Corp. (a)(b)......       2,946        162,472
IDEXX Laboratories, Inc. (a)..       6,820        364,461
Immucor, Inc. (a)(b)..........       7,953        160,969
Inverness Medical Innovations,
  Inc. (a)....................       9,586        397,915
Kinetic Concepts, Inc.
  (a)(b)......................       7,121        268,106
Masimo Corp. (a)(b)...........       5,933        180,482
NuVasive, Inc. (a)(b).........       4,389        140,360
ResMed, Inc. (a)(b)...........       8,669        453,128
Thoratec Corp. (a)(b).........       6,344        170,780
West Pharmaceutical Services,
  Inc. (b)....................       3,739        146,569
                                             ------------
                                                2,684,581
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
AMERIGROUP Corp. (a)(b).......       6,151        165,831
athenahealth, Inc. (a)........       3,596        162,683
Community Health Systems, Inc.
  (a)(b)......................      10,746        382,558
Coventry Health Care, Inc.
  (a).........................      16,981        412,469
Emdeon, Inc. (Class A)
  (a)(b)......................       2,623         40,001
Lincare Holdings, Inc.
  (a)(b)......................       7,804        289,685
MEDNAX, Inc. (a)(b)...........       5,186        311,730
Patterson Cos., Inc. (a)(b)...      11,478        321,154
Psychiatric Solutions, Inc.
  (a)(b)......................       6,046        127,812
VCA Antech, Inc. (a)(b).......       9,724        242,322
                                             ------------
                                                2,456,245
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts-Misys Healthcare
  Solutions, Inc. (a)(b)......       6,862        138,818
IMS Health, Inc. .............      20,807        438,196
                                             ------------
                                                  577,014
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
Bally Technologies, Inc.
  (a)(b)......................       6,253        258,186
Burger King Holdings, Inc.
  (b).........................      10,444        196,556
Chipotle Mexican Grill, Inc.
  (a).........................       3,611        318,346
Choice Hotels International,
  Inc. (b)....................       3,357        106,283
MGM MIRAGE, Inc. (a)(b).......      28,387        258,889
Panera Bread Co. (Class A)
  (a).........................       3,533        236,605
Penn National Gaming, Inc.
  (a)(b)......................       7,644        207,764
Scientific Games Corp. (Class
  A) (a)(b)...................       7,877        114,610
Wendy's/Arby's Group, Inc.
  (Class A) (b)...............      41,952        196,755
Wyndham Worldwide Corp. (b)...      20,493        413,344
                                             ------------
                                                2,307,338
                                             ------------
HOUSEHOLD DURABLES -- 1.1%
NVR, Inc. (a)(b)..............         683        485,415
Pulte Homes, Inc. (a)(b)......      38,241        382,410
                                             ------------
                                                  867,825
                                             ------------
HOUSEHOLD PRODUCTS -- 0.6%
Energizer Holdings, Inc. (a)..       7,986        489,382
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Ormat Technologies, Inc. (b)..       2,077         78,594
RRI Energy, Inc. (a)(b).......      40,459        231,425
                                             ------------
                                                  310,019
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
Seaboard Corp. (b)............          42         56,658
                                             ------------
INSURANCE -- 0.3%
Brown & Brown, Inc. (b).......      13,301        239,019
                                             ------------
INTERNET & CATALOG RETAIL -- 0.4%
Netflix, Inc. (a)(b)..........       5,365        295,826
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
Akamai Technologies, Inc.
  (a)(b)......................      19,795        501,407
Equinix, Inc. (a)(b)..........       4,368        463,663
IAC/InterActiveCorp. (a)(b)...      10,988        225,034
WebMD Health Corp. (Class A)
  (a)(b)......................       5,252        202,150
                                             ------------
                                                1,392,254
                                             ------------
IT SERVICES -- 4.2%
Alliance Data Systems Corp.
  (a)(b)......................       6,022        388,961
Broadridge Financial
  Solutions, Inc. ............      16,111        363,464
DST Systems, Inc. (a)(b)......       4,500        195,975
Gartner, Inc. (a).............       7,279        131,313
Genpact, Ltd. (a).............       6,595         98,266
Global Payments, Inc. ........       9,281        499,875
Hewitt Associates, Inc. (Class
  A) (a)(b)...................       9,892        418,036
Lender Processing Services,
  Inc. .......................      10,914        443,763
ManTech International Corp.
  (Class A) (a)(b)............       2,430        117,320


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
NeuStar, Inc. (Class A)
  (a)(b)......................       8,222   $    189,435
Total System Services, Inc.
  (b).........................      22,582        389,991
                                             ------------
                                                3,236,399
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Charles River Laboratories
  International, Inc. (a)
  (b).........................       7,588        255,640
Covance, Inc. (a)(b)..........       7,301        398,415
PerkinElmer, Inc. (b).........      13,254        272,900
Pharmaceutical Product
  Development, Inc. (b).......      12,526        293,609
Techne Corp. (b)..............       4,278        293,300
                                             ------------
                                                1,513,864
                                             ------------
MACHINERY -- 4.5%
AGCO Corp. (a)(b).............      10,547        341,090
CLARCOR, Inc. ................       5,824        188,931
Donaldson Co., Inc. ..........       8,222        349,764
Gardner Denver, Inc. (b)......       5,879        250,151
Harsco Corp. .................       9,206        296,709
Joy Global, Inc. (b)..........      11,676        602,365
Lincoln Electric Holdings,
  Inc. (b)....................       4,639        248,001
Navistar International Corp.
  (a)(b)......................       6,013        232,402
Nordson Corp. (b).............       3,463        211,866
Pall Corp. ...................      13,453        486,999
Wabtec Corp. (b)..............       5,507        224,906
                                             ------------
                                                3,433,184
                                             ------------
MARINE -- 0.3%
Kirby Corp. (a)(b)............       6,117        213,055
                                             ------------
MEDIA -- 1.5%
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a)(b)......................       4,406         45,778
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............       8,060        321,997
John Wiley & Sons, Inc. (Class
  A) (b)......................       5,758        241,145
Morningstar, Inc. (a).........       2,444        118,143
The Interpublic Group of Cos.,
  Inc. (a)(b).................      55,792        411,745
                                             ------------
                                                1,138,808
                                             ------------
METALS & MINING -- 3.2%
Cliffs Natural Resources, Inc.
  (b).........................      15,052        693,747
Compass Minerals
  International, Inc. (b).....       3,682        247,393
Reliance Steel & Aluminum Co.
  (b).........................       7,391        319,439
Royal Gold, Inc. (b)..........       4,652        219,109
Steel Dynamics, Inc. (b)......      24,695        437,595
Titanium Metals Corp. (a)(b)..       9,709        121,557
Walter Energy, Inc. (b).......       6,086        458,337
                                             ------------
                                                2,497,177
                                             ------------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp.
  (Class A) (a)(b)............       6,745        191,288
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 7.5%
Alpha Natural Resources, Inc.
  (a)(b)......................      17,895        776,285
Arch Coal, Inc. (b)...........      18,629        414,495
Cabot Oil & Gas Corp. (b).....      11,767        512,924
Cimarex Energy Co. (b)........       9,464        501,308
Comstock Resources, Inc.
  (a)(b)......................       5,327        216,116
Concho Resources, Inc. (a)....       8,209        368,584
Encore Acquisition Co. (a)....       6,317        303,342
EXCO Resources, Inc. (b)......      19,679        417,785
Frontier Oil Corp. (b)........      11,737        141,314
Massey Energy Co. (b).........       9,816        412,370
Plains Exploration &
  Production Co. (a)..........      16,037        443,584
Quicksilver Resources, Inc.
  (a)(b)......................      13,575        203,761
SandRidge Energy, Inc.
  (a)(b)......................      20,566        193,937
St. Mary Land & Exploration
  Co. (b).....................       7,065        241,906
Tesoro Corp. (b)..............      15,924        215,770
Whiting Petroleum Corp.
  (a)(b)......................       5,794        413,981
                                             ------------
                                                5,777,462
                                             ------------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc. (a)(b)..........       2,165        201,994
Herbalife, Ltd. ..............       7,000        283,990
                                             ------------
                                                  485,984
                                             ------------
PHARMACEUTICALS -- 1.3%
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................       4,821        144,534
Endo Pharmaceuticals Holdings,
  Inc. (a)....................      11,791        241,833
Perrigo Co. (b)...............       9,507        378,759
Valeant Pharmaceuticals
  International (a)(b)........       8,026        255,146
                                             ------------
                                                1,020,272
                                             ------------
PROFESSIONAL SERVICES -- 2.9%
Equifax, Inc. ................      14,461        446,700
FTI Consulting, Inc. (a)(b)...       5,861        276,405
IHS, Inc. (Class A) (a)(b)....       5,340        292,685
Manpower, Inc. ...............       8,918        486,745
Robert Half International,
  Inc. (b)....................      17,421        465,663
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............       4,880        231,898
                                             ------------
                                                2,200,096
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Corporate Office Properties
  Trust (b)...................       6,607        242,014
Digital Realty Trust, Inc.
  (b).........................       8,027        403,598
                                             ------------
                                                  645,612
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............      28,810        390,952
                                             ------------
ROAD & RAIL -- 1.8%
Heartland Express, Inc. (b)...       6,297         96,155
Hertz Global Holdings, Inc.
  (a)(b)......................      21,273        253,574
J.B. Hunt Transport Services,
  Inc. (b)....................      10,823        349,258
Kansas City Southern (a)(b)...      11,065        368,354
Knight Transportation, Inc.
  (b).........................       6,672        128,703
Landstar Systems, Inc. .......       5,777        223,975
                                             ------------
                                                1,420,019
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.2%
Advanced Micro Devices, Inc.
  (a).........................      70,463        682,082
Atmel Corp. (a)(b)............      46,541        214,554
Cree, Inc. (a)(b).............      10,851        611,671
Lam Research Corp. (a)(b).....      14,458        566,898
LSI Logic Corp. (a)(b)........      73,999        444,734
MEMC Electronic Materials,
  Inc. (a)(b).................      25,584        348,454
National Semiconductor Corp.
  (b).........................      27,074        415,857
Novellus Systems, Inc.
  (a)(b)......................      11,229        262,085
ON Semiconductor Corp.
  (a)(b)......................      48,253        425,109
PMC-Sierra, Inc. (a)(b).......      25,822        223,618


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Silicon Laboratories, Inc.
  (a)(b)......................       5,190   $    250,885
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....       8,382        300,746
                                             ------------
                                                4,746,693
                                             ------------
SOFTWARE -- 5.0%
Ansys, Inc. (a)(b)............      10,049        436,729
Cadence Design Systems, Inc.
  (a)(b)......................      29,884        179,005
Concur Technologies, Inc.
  (a)(b)......................       4,769        203,875
Factset Research Systems, Inc.
  (b).........................       4,932        324,871
Informatica Corp. (a)(b)......      10,167        262,919
Jack Henry & Associates,
  Inc. .......................       9,531        220,357
MICROS Systems, Inc. (a)......       9,059        281,101
Nuance Communications, Inc.
  (a)(b)......................      25,732        399,875
Parametric Technology Corp.
  (a)(b)......................      13,363        218,351
Quality Systems, Inc. (b).....       2,035        127,778
Quest Software, Inc. (a)(b)...       7,312        134,541
Rovi Corp. (a)(b).............      11,776        375,301
Solera Holdings, Inc. (b).....       7,958        286,568
Sybase, Inc. (a)(b)...........       9,391        407,569
                                             ------------
                                                3,858,840
                                             ------------
SPECIALTY RETAIL -- 5.1%
Aaron's, Inc. (b).............       5,638        156,342
Abercrombie & Fitch Co. (Class
  A) (b)......................       9,994        348,291
Aeropostale, Inc. (a)(b)......       7,619        259,427
American Eagle Outfitters,
  Inc. (b)....................      20,206        343,098
CarMax, Inc. (a)(b)...........      22,621        548,559
Dick's Sporting Goods, Inc.
  (a)(b)......................       9,589        238,478
Guess ?, Inc. (b).............       6,697        283,283
PetSmart, Inc. (b)............      14,611        389,968
Tiffany & Co. (b).............      14,200        610,600
Tractor Supply Co. (a)(b).....       4,136        219,043
Urban Outfitters, Inc.
  (a)(b)......................      15,070        527,299
                                             ------------
                                                3,924,388
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
NewAlliance Bancshares, Inc.
  (b).........................      11,288        135,569
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co.,
  Inc. (Class A)..............       4,973        233,731
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
Leap Wireless International,
  Inc. (a)(b).................       6,952        122,008
MetroPCS Communications, Inc.
  (a)(b)......................      28,941        220,820
SBA Communications Corp.
  (Class A) (a)(b)............      13,421        458,461
                                             ------------
                                                  801,289
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $66,388,711)..........                 76,794,325
                                             ------------
RIGHTS -- 0.0% (C)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (expiring
  06/21/10) (a)
  (Cost $0)...................       8,399          3,359
                                             ------------
SHORT TERM INVESTMENTS -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Institutional
  Liquid Reserves Fund (d)....      98,944         98,944
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  22,198,914     22,198,914
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $22,297,858)..........                 22,297,858
                                             ------------
TOTAL INVESTMENTS -- 128.8%
  (F)
  (Cost $88,686,569)..........                 99,095,542
OTHER ASSETS AND
  LIABILITIES -- (28.8)%......                (22,177,058)
                                             ------------
NET ASSETS -- 100.0%..........               $ 76,918,484
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan as of December 31, 2009.
(c)    Amount shown represents less than 0.05% of net assets.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)    Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc.
  (a)(b).......................      1,096   $    96,744
Curtiss-Wright Corp. ..........      1,495        46,823
                                             -----------
                                                 143,567
                                             -----------
AUTO COMPONENTS -- 0.5%
Gentex Corp. ..................      4,615        82,378
                                             -----------
BEVERAGES -- 0.9%
Constellation Brands, Inc.
  (Class A) (a)................      6,614       105,361
PepsiAmericas, Inc. ...........      2,062        60,334
                                             -----------
                                                 165,695
                                             -----------
BIOTECHNOLOGY -- 0.8%
Dendreon Corp. (a)(b)..........      4,348       114,265
Talecris Biotherapeutics
  Holdings Corp. (a)(b)........      1,676        37,325
                                             -----------
                                                 151,590
                                             -----------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc.
  (b)..........................      1,751        68,359
                                             -----------
CAPITAL MARKETS -- 1.9%
Federated Investors, Inc.
  (Class B) (b)................      3,448        94,820
Legg Mason, Inc. (b)...........      5,369       161,929
Waddell & Reed Financial, Inc.
  (Class A)....................      2,885        88,108
                                             -----------
                                                 344,857
                                             -----------
CHEMICALS -- 2.8%
Eastman Chemical Co. (b).......      2,290       137,950
International Flavors &
  Fragrances, Inc. ............      2,633       108,322
RPM International, Inc. .......      4,315        87,724
Sensient Technologies Corp.
  (b)..........................      1,633        42,948
The Scotts Miracle-Gro Co.
  (Class A)....................      1,463        57,510
The Valspar Corp. (b)..........      3,116        84,568
                                             -----------
                                                 519,022
                                             -----------
COMMERCIAL BANKS -- 7.0%
Associated Ban-Corp. (b).......      3,994        43,974
BancorpSouth, Inc. (b).........      2,579        60,503
Bank of Hawaii Corp. (b).......      1,599        75,249
BOK Financial Corp. (b)........        754        35,830
City National Corp. (b)........      1,390        63,384
Comerica, Inc. (b).............      5,062       149,683
Commerce Bancshares, Inc. (b)..      2,266        87,740
Cullen/Frost Bankers, Inc.
  (b)..........................      1,880        94,000
First Horizon National Corp.
  (a)(b).......................      7,353        98,536
FirstMerit Corp. (b)...........      2,838        57,157
Fulton Financial Corp. (b).....      5,878        51,256
Marshall & Ilsley Corp. (b)....     16,904        92,127
PNC Financial Services Group,
  Inc. ........................          1            53
Prosperity Bancshares, Inc.
  (b)..........................      1,523        61,636
Synovus Financial Corp. (b)....     13,781        28,251
TCF Financial Corp. (b)........      3,990        54,344
UMB Financial Corp. ...........      1,117        43,954
Valley National Bancorp (b)....      4,685        66,199
Westamerica Bancorporation
  (b)..........................        972        53,820
Zions Bancorporation (b).......      4,633        59,441
                                             -----------
                                               1,277,137
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Avery Dennison Corp. (b).......      3,779       137,896
R.R. Donnelley & Sons Co. .....      6,871       153,017
                                             -----------
                                                 290,913
                                             -----------
COMPUTERS & PERIPHERALS -- 0.7%
Diebold, Inc. (b)..............      2,171        61,765
Lexmark International, Inc.
  (Class A) (a)(b).............      2,628        68,275
                                             -----------
                                                 130,040
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.5%
EMCOR Group, Inc. (a)(b).......      2,160        58,104
Granite Construction, Inc.
  (b)..........................      1,149        38,675
                                             -----------
                                                  96,779
                                             -----------
CONTAINERS & PACKAGING -- 3.2%
Aptargroup, Inc. (b)...........      2,108        75,340
Bemis Co., Inc. ...............      3,620       107,333
Greif, Inc. (Class A) (b)......      1,128        60,890
Packaging Corp. of America.....      3,432        78,970
Sealed Air Corp. ..............      5,299       115,836
Silgan Holdings, Inc. .........        852        49,314
Sonoco Products Co. ...........      3,309        96,788
                                             -----------
                                                 584,471
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Service Corp. International
  (b)..........................      8,297        67,952
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Frontier Communications Corp.
  (b)..........................     10,435        81,497
Level 3 Communications, Inc.
  (a)(b).......................     54,001        82,622
                                             -----------
                                                 164,119
                                             -----------
ELECTRIC UTILITIES -- 4.6%
Cleco Corp. (b)................      2,023        55,289
DPL, Inc. (b)..................      4,014       110,786
Great Plains Energy, Inc. (b)..      4,531        87,856
Hawaiian Electric Industries,
  Inc. (b).....................      3,027        63,264
IDACORP, Inc. (b)..............      1,580        50,481
NV Energy, Inc. ...............      7,834        96,985
Pepco Holdings, Inc. (b).......      7,374       124,252
Pinnacle West Capital Corp. ...      3,373       123,384
Portland General Electric
  Co. .........................      2,485        50,719
Westar Energy, Inc. (b)........      3,630        78,844
                                             -----------
                                                 841,860
                                             -----------
ELECTRICAL EQUIPMENT -- 1.4%
Acuity Brands, Inc. ...........      1,444        51,464
Brady Corp. (Class A) (b)......      1,580        47,416
Hubbell, Inc. (Class B) (b)....      1,852        87,600
Thomas & Betts Corp. (a).......      1,780        63,706
                                             -----------
                                                 250,186
                                             -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.4%
Anixter International, Inc.
  (a)..........................        993        46,770
AVX Corp. .....................      1,722        21,818
Ingram Micro, Inc. (Class A)
  (a)..........................      5,426        94,684
Molex, Inc. (b)................      4,397        94,755
                                             -----------
                                                 258,027
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Tidewater, Inc. (b)............      1,728        82,858
                                             -----------
FOOD & STAPLES RETAILING -- 0.8%
BJ's Wholesale Club, Inc.
  (a)(b).......................      1,808        59,140
SUPERVALU, Inc. (b)............      7,106        90,317
                                             -----------
                                                 149,457
                                             -----------
FOOD PRODUCTS -- 1.7%
Corn Products International,
  Inc. (b).....................      2,481        72,520
Del Monte Foods Co. ...........      6,680        75,751


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Fresh Del Monte Produce, Inc.
  (a)..........................      1,405   $    31,050
Lancaster Colony Corp. (b).....        683        33,945
Smithfield Foods, Inc. (a)(b)..      5,152        78,259
Tootsie Roll Industries, Inc.
  (b)..........................        729        19,960
                                             -----------
                                                 311,485
                                             -----------
GAS UTILITIES -- 4.0%
AGL Resources, Inc. (b)........      2,563        93,473
Atmos Energy Corp. (b).........      3,072        90,317
Energen Corp. .................      2,425       113,490
National Fuel Gas Co. (b)......      2,242       112,100
New Jersey Resources Corp.
  (b)..........................      1,393        52,098
Nicor, Inc. (b)................      1,485        62,518
Piedmont Natural Gas Co., Inc.
  (b)..........................      2,279        60,963
UGI Corp. .....................      3,608        87,278
WGL Holdings, Inc. (b).........      1,657        55,576
                                             -----------
                                                 727,813
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
STERIS Corp. (b)...............      1,785        49,926
Teleflex, Inc. (b).............      1,330        71,674
                                             -----------
                                                 121,600
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Health Net, Inc. (a)...........      3,476        80,956
LifePoint Hospitals, Inc.
  (a)(b).......................      1,836        59,688
Omnicare, Inc. (b).............      3,961        95,777
Owens & Minor, Inc. ...........      1,377        59,115
Universal Health Services, Inc.
  (Class B) (b)................      3,084        94,062
                                             -----------
                                                 389,598
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Brinker International, Inc. ...      3,346        49,922
International Speedway Corp.
  (Class A)....................        908        25,833
Royal Caribbean Cruises, Ltd.
  (a)(b).......................      4,504       113,861
                                             -----------
                                                 189,616
                                             -----------
HOUSEHOLD DURABLES -- 5.2%
Leggett & Platt, Inc. (b)......      5,099       104,020
Lennar Corp. (Class A) (b).....      5,312        67,834
M.D.C. Holdings, Inc. (b)......      1,208        37,496
Mohawk Industries, Inc.
  (a)(b).......................      1,851        88,108
Newell Rubbermaid, Inc. (b)....      9,353       140,389
The Black & Decker Corp. (b)...      2,010       130,308
Toll Brothers, Inc. (a)(b).....      4,405        82,858
Tupperware Brands Corp. .......      2,099        97,750
Whirlpool Corp. (b)............      2,464       198,746
                                             -----------
                                                 947,509
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY  TRADERS -- 0.6%
Dynegy, Inc. (Class A) (a)(b)..     16,729        30,280
Mirant Corp. (a)...............      4,834        73,815
                                             -----------
                                                 104,095
                                             -----------
INDUSTRIAL CONGLOMERATES -- 1.3%
Carlisle Cos., Inc. (b)........      2,046        70,096
Textron, Inc. (b)..............      9,058       170,381
                                             -----------
                                                 240,477
                                             -----------
INSURANCE -- 13.8%
Alleghany Corp. (a)............        214        59,064
Allied World Assurance Company
  Holdings, Ltd. (b)...........      1,365        62,886
American Financial Group,
  Inc. ........................      2,556        63,772
American International Group,
  Inc. (a)(b)..................      3,960       118,721
American National Insurance Co.
  (b)..........................        533        63,662
Arthur J. Gallagher & Co. (b)..      3,346        75,319
Aspen Insurance Holdings,
  Ltd. ........................      2,523        64,210
Assurant, Inc. (b).............      3,952       116,505
Assured Guaranty, Ltd. ........      4,199        91,370
Endurance Specialty Holdings,
  Ltd. (b).....................      1,688        62,844
Erie Indemnity Co. (Class A)
  (b)..........................      1,062        41,439
Fidelity National Financial,
  Inc. (Class A) (b)...........      7,669       103,225
First American Corp. (b).......      4,047       133,996
Genworth Financial, Inc. (Class
  A) (a)(b)....................     16,111       182,860
HCC Insurance Holdings, Inc.
  (b)..........................      3,733       104,412
Markel Corp. (a)(b)............        329       111,860
Mercury General Corp. (b)......        882        34,627
Montpelier Re Holdings, Ltd.
  (b)..........................      2,602        45,067
Old Republic International
  Corp. (b)....................      7,557        75,872
OneBeacon Insurance Group, Ltd.
  (Class A) (b)................        730        10,060
Platinum Underwriters Holdings,
  Ltd. (b).....................      1,646        63,025
ProAssurance Corp. (a)(b)......      1,094        58,759
Reinsurance Group of America,
  Inc. ........................      2,439       116,218
RenaissanceRe Holdings, Ltd. ..      2,089       111,030
StanCorp Financial Group, Inc.
  (b)..........................      1,621        64,873
The Hanover Insurance Group,
  Inc. (b).....................      1,677        74,509
Torchmark Corp. (b)............      2,773       121,873
Transatlantic Holdings, Inc. ..      1,902        99,113
Validus Holdings, Ltd. (b).....      3,168        85,346
Wesco Financial Corp. .........         49        16,807
White Mountains Insurance
  Group, Ltd. (b)..............        256        85,161
                                             -----------
                                               2,518,485
                                             -----------
IT SERVICES -- 0.3%
CACI International, Inc. (Class
  A) (a)(b)....................      1,006        49,143
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Bio-Rad Laboratories, Inc.
  (Class A) (a)................        643        62,024
                                             -----------
MACHINERY -- 4.1%
Crane Co. (b)..................      1,700        52,054
Graco, Inc. (b)................      1,985        56,711
IDEX Corp. (b).................      2,705        84,261
Kennametal, Inc. (b)...........      2,689        69,699
Pentair, Inc. .................      3,294       106,396
Snap-On, Inc. (b)..............      1,925        81,351
SPX Corp. (b)..................      1,643        89,872
The Stanley Works (b)..........      2,696       138,871
The Timken Co. (b).............      2,554        60,555
                                             -----------
                                                 739,770
                                             -----------
MEDIA -- 1.3%
Interactive Data Corp. ........      1,204        30,461
Regal Entertainment Group (b)..      2,613        37,732
Virgin Media, Inc. (b).........      9,799       164,917
                                             -----------
                                                 233,110
                                             -----------
METALS & MINING -- 1.1%
Allegheny Technologies, Inc.
  (b)..........................      3,074       137,623
Commercial Metals Co. (b)......      3,714        58,124
                                             -----------
                                                 195,747
                                             -----------
MULTI-UTILITIES -- 5.0%
Alliant Energy Corp. (b).......      3,670       111,054
CMS Energy Corp. (b)...........      7,602       119,047
Integrys Energy Group, Inc.
  (b)..........................      2,562       107,578
NiSource, Inc. (b).............      9,181       141,204


See accompanying notes to financial statements.

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
NSTAR (b)......................      3,576   $   131,597
OGE Energy Corp. ..............      3,219       118,749
TECO Energy, Inc. (b)..........      6,667       108,139
Vectren Corp. .................      2,714        66,982
                                             -----------
                                                 904,350
                                             -----------
MULTILINE RETAIL -- 0.4%
Big Lots, Inc. (a)(b)..........      2,768        80,217
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 2.9%
BP Prudhoe Bay Royalty Trust
  (b)..........................        708        58,622
Forest Oil Corp. (a)(b)........      3,396        75,561
Pioneer Natural Resources Co.
  (b)..........................      3,821       184,058
Southern Union Co. (b).........      3,497        79,382
Sunoco, Inc. (b)...............      3,941       102,860
Teekay Corp. (b)...............      1,417        32,889
                                             -----------
                                                 533,372
                                             -----------
PAPER & FOREST PRODUCTS -- 0.8%
MeadWestvaco Corp. ............      5,007       143,350
                                             -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (b).........      2,937        86,025
                                             -----------
PHARMACEUTICALS -- 0.6%
King Pharmaceuticals, Inc.
  (a)(b).......................      8,247       101,191
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.1%
Alexandria Real Estate
  Equities, Inc. (b)...........      1,454        93,478
AMB Property Corp. (b).........      4,901       125,221
Camden Property Trust (b)......      2,149        91,053
Douglas Emmett, Inc. (b).......      4,017        57,242
Duke Realty Corp. (b)..........      7,503        91,312
Essex Property Trust, Inc.
  (b)..........................        976        81,642
Federal Realty Investment Trust
  (b)..........................      2,042       138,284
Highwoods Properties, Inc.
  (b)..........................      2,375        79,206
Hospitality Properties Trust...      4,094        97,069
Kimco Realty Corp. (b).........     13,466       182,195
Liberty Property Trust.........      3,742       119,781
Mack-Cali Realty Corp. (b).....      2,626        90,781
MFA Financial, Inc. (b)........      9,141        67,186
National Retail Properties,
  Inc. (b).....................      2,762        58,610
Nationwide Health Properties,
  Inc. (b).....................      3,762       132,347
OMEGA Healthcare Investors,
  Inc. (b).....................      2,853        55,491
ProLogis (b)...................     15,861       217,137
Rayonier, Inc. ................      2,628       110,796
Realty Income Corp. (b)........      3,495        90,555
Regency Centers Corp. (b)......      2,960       103,778
Senior Housing Properties Trust
  (b)..........................      4,256        93,079
UDR, Inc. (b)..................      5,122        84,206
Washington Real Estate
  Investment Trust (b).........      2,002        55,155
Weingarten Realty Investors....      4,009        79,338
                                             -----------
                                               2,394,942
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
Brookfield Properties Corp.
  (b)..........................      8,618       104,450
The St. Joe Co. (a)(b).........      3,074        88,808
                                             -----------
                                                 193,258
                                             -----------
ROAD & RAIL -- 0.6%
Ryder Systems, Inc. (b)........      1,864        76,741
Werner Enterprises, Inc. (b)...      1,714        33,920
                                             -----------
                                                 110,661
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Intersil Corp. (Class A) (b)...      4,042        62,004
                                             -----------
SOFTWARE -- 1.2%
Compuware Corp. (a)(b).........      7,854        56,784
Novell, Inc. (a)...............     11,417        47,381
Synopsys, Inc. (a).............      4,885       108,838
                                             -----------
                                                 213,003
                                             -----------
SPECIALTY RETAIL -- 2.3%
AutoNation, Inc. (a)(b)........      2,495        47,779
Foot Locker, Inc. (b)..........      5,122        57,059
Limited Brands, Inc. (b).......      9,216       177,316
RadioShack Corp. (b)...........      4,192        81,744
Rent-A-Center, Inc. (a)(b).....      2,213        39,214
The Buckle, Inc. (b)...........        857        25,093
                                             -----------
                                                 428,205
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 1.0%
Capitol Federal Financial (b)..        689        21,676
First Niagara Financial Group,
  Inc. ........................      6,139        85,394
Washington Federal, Inc. ......      3,763        72,776
                                             -----------
                                                 179,846
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
GATX Corp. (b).................      1,340        38,525
                                             -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. (b).........      4,541        79,513
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Telephone & Data Systems,
  Inc. ........................      3,258       110,511
US Cellular Corp. (a)..........        502        21,290
                                             -----------
                                                 131,801
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $17,570,357)...........               18,180,002
                                             -----------
SHORT TERM INVESTMENTS -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Institutional
  Liquid Reserves Fund (c).....     18,494        18,494
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............  5,265,707     5,265,707
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,284,201)............                5,284,201
                                             -----------
TOTAL INVESTMENTS -- 128.7% (E)
  (Cost $22,854,558)...........               23,464,203
OTHER ASSETS AND
  LIABILITIES -- (28.7)%.......               (5,238,998)
                                             -----------
NET ASSETS -- 100.0%...........              $18,225,205
                                             ===========



(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)    Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b)..............       1,281   $     29,437
Aerovironment, Inc. (a)(b)....         528         15,354
American Science &
  Engineering, Inc. (b).......         299         22,676
Applied Signal Technology,
  Inc. (b)....................         438          8,449
Argon ST, Inc. (a)............         414          8,992
BE Aerospace, Inc. (a)(b).....       3,141         73,813
Ceradyne, Inc. (a)(b).........         863         16,578
Cubic Corp. (b)...............         500         18,650
Curtiss-Wright Corp. (b)......       1,461         45,759
DigitalGlobe, Inc. (a)(b).....       1,064         25,749
Ducommun, Inc. (b)............         349          6,530
DynCorp International, Inc.
  (a)(b)......................         784         11,250
Esterline Technologies Corp.
  (a).........................       1,010         41,178
GenCorp, Inc. (a)(b)..........       1,826         12,782
GeoEye, Inc. (a)(b)...........         651         18,150
Heico Corp. (Class A).........         657         23,626
Hexcel Corp. (a)(b)...........       3,110         40,368
Ladish Co., Inc. (a)(b).......         439          6,620
Moog, Inc. (Class A) (a)(b)...       1,272         37,181
Orbital Sciences Corp.
  (a)(b)......................       1,813         27,666
Stanley, Inc. (a)(b)..........         633         17,351
Taser International, Inc.
  (a)(b)......................       1,925          8,431
Teledyne Technologies, Inc.
  (a)(b)......................       1,188         45,572
TransDigm Group, Inc. (b).....       1,200         56,988
Triumph Group, Inc. (b).......         548         26,441
                                             ------------
                                                  645,591
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings,
  Inc. (a)(b).................         519         19,333
Forward Air Corp. (b).........         950         23,797
HUB Group, Inc. (Class A)
  (a).........................       1,242         33,323
Pacer International, Inc.
  (a)(b)......................       1,050          3,318
UTI Worldwide, Inc. ..........       3,244         46,454
                                             ------------
                                                  126,225
                                             ------------
AIRLINES -- 1.0%
AirTran Holdings, Inc.
  (a)(b)......................       4,543         23,714
Alaska Air Group, Inc. (a)....       1,180         40,781
Allegiant Travel Co. (a)(b)...         445         20,991
AMR Corp. (a)(b)..............      10,592         81,876
Continental Airlines, Inc.
  (Class B) (a)(b)............       4,437         79,511
Hawaiian Holdings, Inc.
  (a)(b)......................       1,629         11,403
JetBlue Airways Corp. (a)(b)..       8,357         45,546
Republic Airways Holdings,
  Inc. (a)(b).................       1,065          7,870
SkyWest, Inc. (b).............       1,868         31,607
UAL Corp. (a)(b)..............       5,346         69,017
US Airways Group, Inc.
  (a)(b)......................       4,987         24,137
                                             ------------
                                                  436,453
                                             ------------
AUTO COMPONENTS -- 1.1%
ArvinMeritor, Inc. (a)(b).....       2,396         26,787
Cooper Tire & Rubber Co. (b)..       1,893         37,955
Dana Holding Corp. (a)(b).....       4,652         50,428
Drew Industries, Inc. (a)(b)..         598         12,349
Exide Technologies (a)(b).....       1,772         12,599
Federal-Mogul Corp. (Class A)
  (a)(b)......................         761         13,165
Fuel Systems Solutions, Inc.
  (a)(b)......................         468         19,300
Gentex Corp. .................       4,549         81,200
Lear Corp. (a)................       1,107         74,877
Raser Technologies, Inc.
  (a)(b)......................       1,423          1,764
Superior Industries
  International, Inc. (b).....         659         10,083
Tenneco, Inc. (a)(b)..........       1,887         33,456
TRW Automotive Holdings Corp.
  (a)(b)......................       2,262         54,017
WABCO Holdings, Inc. .........       2,034         52,457
                                             ------------
                                                  480,437
                                             ------------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. (b).....       1,251         39,282
Winnebago Industries, Inc.
  (a)(b)......................         872         10,638
                                             ------------
                                                   49,920
                                             ------------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (Class
  A) (a)......................         300         13,980
Central European Distribution
  Corp. (a)(b)................       1,928         54,775
Coca-Cola Hellenic Bottling
  Co. SA (b)..................         120          6,482
National Beverage Corp.
  (a)(b)......................         314          4,352
                                             ------------
                                                   79,589
                                             ------------
BIOTECHNOLOGY -- 3.0%
Abraxis BioScience, Inc.
  (a)(b)......................         200          8,110
Acorda Therapeutics, Inc.
  (a)(b)......................       1,230         31,021
Affymax, Inc. (a)(b)..........         463         11,455
Alkermes, Inc. (a)(b).........       3,092         29,096
Allos Therapeutics, Inc.
  (a)(b)......................       2,518         16,543
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................       1,175         20,703
AMAG Pharmaceuticals, Inc.
  (a)(b)......................         537         20,422
Amicus Therapeutics, Inc.
  (a)(b)......................         289          1,147
Arena Pharmaceuticals, Inc.
  (a)(b)......................       3,068         10,891
Ariad Pharmaceuticals, Inc.
  (a)(b)......................       3,760          8,573
ArQule, Inc. (a)(b)...........       1,058          3,904
Array BioPharma, Inc. (a)(b)..       1,613          4,532
BioCryst Pharmaceuticals, Inc.
  (a)(b)......................         826          5,336
BioMarin Pharmaceutical, Inc.
  (a)(b)......................       3,208         60,342
Celera Corp. (a)(b)...........       2,647         18,291
Cell Therapeutics, Inc.
  (a)(b)......................      19,534         22,269
Cepheid, Inc. (a)(b)..........       1,934         24,136
Clinical Data, Inc. (a)(b)....         557         10,171
Cubist Pharmaceuticals, Inc.
  (a)(b)......................       1,873         35,531
Emergent Biosolutions, Inc.
  (a)(b)......................         506          6,877
Enzon Pharmaceuticals, Inc.
  (a)(b)......................       1,219         12,836
Exelixis, Inc. (a)(b).........       3,508         25,854
Facet Biotech Corp. (a)(b)....         738         12,974
Genomic Health, Inc. (a)(b)...         485          9,487
Geron Corp. (a)(b)............       2,860         15,873
GTX, Inc. (a)(b)..............         486          2,041
Halozyme Therapeutics, Inc.
  (a)(b)......................       2,538         14,898
Human Genome Sciences, Inc.
  (a)(b)......................       5,923        181,244
Idenix Pharmaceuticals, Inc.
  (a)(b)......................         726          1,561
Immunogen, Inc. (a)(b)........       1,747         13,731
Immunomedics, Inc. (a)(b).....       2,248          7,216
Incyte Corp. (a)(b)...........       3,677         33,497
InterMune, Inc. (a)(b)........       1,148         14,970
Isis Pharmaceuticals, Inc.
  (a)(b)......................       2,962         32,878
Lexicon Pharmaceuticals, Inc.
  (a)(b)......................       4,372          7,432
Ligand Pharmaceuticals, Inc.
  (Class B) (a)(b)............       3,108          6,744
MannKind Corp. (a)(b).........       2,081         18,230
Martek Biosciences Corp.
  (a)(b)......................       1,046         19,811
Maxygen, Inc. (a)(b)..........         895          5,451


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Medivation, Inc. (a)..........       1,098   $     41,340
Metabolix, Inc. (a)(b)........         692          7,660
Micromet, Inc. (a)(b).........       2,242         14,932
Momenta Pharmaceuticals, Inc.
  (a)(b)......................       1,320         16,645
Nabi Biopharmaceuticals
  (a)(b)......................       1,763          8,639
Neurocrine Biosciences, Inc.
  (a)(b)......................       1,132          3,079
Novavax, Inc. (a)(b)..........       2,572          6,841
NPS Pharmaceuticals, Inc.
  (a)(b)......................       1,618          5,501
Onyx Pharmaceuticals, Inc.
  (a)(b)......................       1,926         56,509
Opko Health, Inc. (a)(b)......       4,263          7,801
Orexigen Therapeutics, Inc.
  (a)(b)......................         980          7,291
Osiris Therapeutics, Inc.
  (a)(b)......................         557          3,977
PDL BioPharma, Inc. (b).......       3,902         26,768
Pharmasset, Inc. (a)(b).......         763         15,794
Progenics Pharmaceuticals,
  Inc. (a)(b).................         788          3,499
Regeneron Pharmaceuticals,
  Inc. (a)(b).................       2,032         49,134
Rigel Pharmaceuticals, Inc.
  (a)(b)......................       1,585         15,073
Sangamo Biosciences, Inc.
  (a)(b)......................       1,134          6,713
Savient Pharmaceuticals, Inc.
  (a)(b)......................       1,937         26,363
Seattle Genetics, Inc.
  (a)(b)......................       2,548         25,888
SIGA Technologies, Inc.
  (a)(b)......................       1,006          5,835
StemCells, Inc. (a)(b)........       3,237          4,079
Synta Pharmaceuticals Corp.
  (a)(b)......................         271          1,371
Targacept, Inc. (a)(b)........         630         13,180
Theravance, Inc. (a)(b).......       1,711         22,363
United Therapeutics Corp.
  (a)(b)......................       1,537         80,923
Vanda Pharmaceuticals, Inc.
  (a)(b)......................         787          8,846
Zymogenetics, Inc. (a)(b).....       1,086          6,940
                                             ------------
                                                1,279,062
                                             ------------
BUILDING PRODUCTS -- 0.7%
AAON, Inc. (b)................         480          9,355
American Woodmark Corp. (b)...         284          5,589
Ameron International Corp.
  (b).........................         290         18,403
Apogee Enterprises, Inc. (b)..         849         11,886
Armstrong World Industries,
  Inc. (a)(b).................         654         25,460
Builders FirstSource, Inc.
  (a)(b)......................         650            159
Builders FirstSource, Inc.
  (a)(b)......................       1,783          6,865
Gibraltar Industries, Inc.
  (a).........................         814         12,804
Griffon Corp. (a)(b)..........       1,644         20,090
Lennox International, Inc.
  (b).........................       1,728         67,461
Quanex Building Products Corp.
  (b).........................       1,303         22,112
Simpson Manufacturing Co.,
  Inc. (b)....................       1,237         33,263
Trex Co., Inc. (a)(b).........         498          9,761
Universal Forest Products,
  Inc. (b)....................         607         22,344
USG Corp. (a)(b)..............       2,255         31,683
                                             ------------
                                                  297,235
                                             ------------
CAPITAL MARKETS -- 1.8%
Artio Global Investors, Inc.
  (a).........................         824         21,004
BGC Partners, Inc. (Class A)
  (b).........................       1,008          4,657
Broadpoint Gleacher
  Securities, Inc. (a)(b).....       2,228          9,937
Calamos Asset Management, Inc.
  (Class A) (b)...............         594          6,849
Cohen & Steers, Inc. (b)......         671         15,326
Duff & Phelps Corp. (Class A)
  (b).........................         814         14,864
E*TRADE Financial Corp.
  (a)(b)......................      61,119        106,958
Evercore Partners, Inc. (Class
  A) (b)......................         528         16,051
FBR Capital Markets Corp.
  (a)(b)......................       1,409          8,708
GAMCO Investors, Inc. (Class
  A) (b)......................         124          5,988
GFI Group, Inc. (b)...........       1,964          8,975
GLG Partners, Inc. (a)(b).....       5,421         17,456
Greenhill & Co., Inc. (b).....         811         65,075
Investment Technology Group,
  Inc. (a)(b).................       1,415         27,875
Janus Capital Group, Inc.
  (b).........................       5,908         79,463
KBW, Inc. (a)(b)..............       1,098         30,041
Knight Capital Group, Inc.
  (Class A) (a)(b)............       2,970         45,738
LaBranche & Cos., Inc.
  (a)(b)......................       1,674          4,754
MF Global, Ltd. (a)(b)........       3,173         22,052
optionsXpress Holdings, Inc.
  (b).........................       1,430         22,094
Penson Worldwide, Inc.
  (a)(b)......................         630          5,708
Piper Jaffray Co., Inc.
  (a)(b)......................         639         32,340
Pzena Investment Management,
  Inc. (Class A) (a)(b).......         171          1,392
Riskmetrics Group, Inc.
  (a)(b)......................       1,020         16,228
Stifel Financial Corp.
  (a)(b)......................       1,025         60,721
SWS Group, Inc. (b)...........         942         11,398
Teton Advisors, Inc. (Class B)
  (a)(c)......................           1              2
Thomas Weisel Partners Group,
  Inc. (a)(b).................         663          2,506
TradeStation Group, Inc.
  (a)(b)......................       1,043          8,229
Waddell & Reed Financial, Inc.
  (Class A)...................       2,767         84,504
Westwood Holdings Group, Inc.
  (b).........................         203          7,377
                                             ------------
                                                  764,270
                                             ------------
CHEMICALS -- 2.5%
A. Schulman, Inc. ............         708         14,287
American Vanguard Corp. (b)...         629          5,221
Arch Chemicals, Inc. (b)......         775         23,932
Ashland, Inc. (b).............       2,196         87,006
Balchem Corp. (b).............         555         18,598
Cabot Corp. ..................       1,660         43,542
Calgon Carbon Corp. (a)(b)....       1,777         24,700
Cytec Industries, Inc. (b)....       1,564         56,961
Ferro Corp. (b)...............       2,659         21,910
H.B. Fuller Co. ..............       1,587         36,104
Huntsman Corp. (b)............       5,268         59,476
Innophos Holdings, Inc. ......         577         13,265
Koppers Holdings, Inc. (b)....         697         21,217
Kronos Worldwide, Inc.
  (a)(b)......................          97          1,576
LSB Industries, Inc. (a)(b)...         581          8,192
Minerals Technologies, Inc.
  (b).........................         616         33,554
Nalco Holding Co. (b).........       4,524        115,407
NewMarket Corp. (b)...........         348         39,940
NL Industries, Inc. (b).......         222          1,541
Olin Corp. (b)................       2,247         39,367
OM Group, Inc. (a)(b).........       1,002         31,453
PolyOne Corp. (a)(b)..........       2,876         21,484
Rockwood Holdings, Inc. (a)...       1,613         38,002
RPM International, Inc. (b)...       4,243         86,260
Sensient Technologies Corp.
  (b).........................       1,559         41,002
Solutia, Inc. (a).............       3,840         48,768
Spartech Corp. (b)............         915          9,388
Stepan Co. (b)................         258         16,721
STR Holdings, Inc. (a)........         399          6,268
Valhi, Inc. (b)...............         346          4,834
W.R. Grace & Co. (a)(b).......       1,920         48,672
Westlake Chemical Corp. (b)...         594         14,808


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Zep, Inc. (b).................         638   $     11,050
Zoltek Cos., Inc. (a)(b)......         832          7,904
                                             ------------
                                                1,052,410
                                             ------------
COMMERCIAL BANKS -- 5.5%
1st Source Corp. (b)..........         421          6,774
Arrow Financial Corp. (b).....         366          9,150
Associated Ban-Corp. (b)......       3,788         41,706
Bancfirst Corp. (b)...........         225          8,334
BancorpSouth, Inc. (b)........       2,510         58,885
Bank of Hawaii Corp. (b)......       1,579         74,308
Bank of the Ozarks, Inc. (b)..         380         11,123
Boston Private Financial
  Holdings, Inc. (b)..........       2,327         13,427
Camden National Corp. (b).....         259          8,469
Capital City Bank Group, Inc.
  (b).........................         388          5,370
CapitalSource, Inc. (b).......       8,464         33,602
Capitol Bancorp, Ltd. (b).....         482            945
Cathay General Bancorp (b)....       1,860         14,043
Chemical Financial Corp. (b)..         737         17,378
City Holding Co. (b)..........         493         15,939
CoBiz Financial, Inc. (b).....         727          3,453
Columbia Banking System, Inc.
  (b).........................         807         13,057
Community Bank System, Inc.
  (b).........................       1,013         19,561
Community Trust Bancorp, Inc.
  (b).........................         457         11,174
CVB Financial Corp. (b).......       3,093         26,724
Danvers Bancorp, Inc. (b).....         610          7,924
East West Bancorp, Inc. (b)...       2,944         46,515
F.N.B. Corp. (b)..............       3,576         24,281
First Bancorp- North Carolina
  (b).........................         499          6,971
First BanCorp- Puerto Rico
  (b).........................       2,350          5,405
First Busey Corp. (b).........       1,997          7,768
First Citizens BancShares,
  Inc. (Class A) (b)..........         191         31,326
First Commonwealth Financial
  Corp. (b)...................       2,563         11,918
First Community Bancshares,
  Inc. (b)....................         562          6,772
First Financial Bancorp (b)...       1,761         25,640
First Financial Bankshares,
  Inc. (b)....................         658         35,683
First Financial Corp. (b).....         319          9,736
First Merchants Corp. (b).....         671          3,986
First Midwest Bancorp, Inc.
  (b).........................       1,484         16,161
FirstMerit Corp. (b)..........       2,765         55,687
Fulton Financial Corp. (b)....       5,660         49,355
Glacier Bancorp, Inc. (b).....       1,960         26,891
Great Southern Bancorp, Inc.
  (b).........................         376          8,031
Guaranty Bancorp (a)(b).......       1,529          2,018
Hampton Roads Bankshares, Inc.
  (b).........................         768          1,329
Hancock Holding Co. (b).......         994         43,527
Harleysville National Corp.
  (b).........................       1,264          8,140
Heartland Financial USA, Inc.
  (b).........................         505          7,247
Home Bancshares, Inc. (b).....         721         17,354
Hudson Valley Holding Corp. ..         398          9,815
Huntington Bancshares, Inc.
  (b).........................      22,979         83,873
IBERIABANK Corp. (b)..........         656         35,299
Independent Bank
  Corp. -- Massachusetts (b)..         654         13,662
International Bancshares Corp.
  (b).........................       1,737         32,881
Investors Bancorp, Inc.
  (a)(b)......................       1,375         15,043
Lakeland Financial Corp. (b)..         393          6,779
Marshall & Ilsley Corp. (b)...      16,533         90,105
MB Financial, Inc. (b)........       1,559         30,744
Nara Bancorp, Inc. (a)(b).....       1,159         13,143
National Penn Bancshares, Inc.
  (b).........................       4,092         23,693
NBT Bancorp, Inc. (b).........       1,080         22,000
Northfield Bancorp, Inc. (b)..         613          8,288
Old National Bancorp (b)......       2,702         33,586
Oriental Financial Group, Inc.
  (b).........................         875          9,450
Orrstown Financial Services,
  Inc. (b)....................         177          6,174
Pacific Capital Bancorp (b)...       1,398          1,342
PacWest Bancorp (b)...........         785         15,818
Park National Corp. (b).......         371         21,844
Pinnacle Financial Partners,
  Inc. (a)(b).................       1,072         15,244
Popular, Inc. ................      21,218         47,953
PrivateBancorp, Inc. (b)......       2,208         19,806
Prosperity Bancshares, Inc.
  (b).........................       1,495         60,503
Renasant Corp. (b)............         633          8,609
Republic Bancorp, Inc.-
  Kentucky (b)................         304          6,262
S&T Bancorp, Inc. (b).........         901         15,326
S.Y. Bancorp, Inc. (b)........         360          7,686
Sandy Spring Bancorp, Inc.
  (b).........................         519          4,614
Santander Bancorp (a)(b)......         161          1,977
SCBT Financial Corp. (b)......         397         10,993
Signature Bank (a)(b).........       1,289         41,119
Simmons First National Corp.
  (b).........................         500         13,900
South Financial Group, Inc.
  (b).........................       5,108          3,293
Southside Bancshares, Inc.
  (b).........................         468          9,182
StellarOne Corp. (b)..........         751          7,480
Sterling Bancorp (b)..........         575          4,106
Sterling Bancshares, Inc.
  (b).........................       2,557         13,117
Sterling Financial Corp.
  (a)(b)......................       1,573            975
Suffolk Bancorp (b)...........         290          8,613
Sun Bancorp, Inc. (a)(b)......         581          2,179
Susquehanna Bancshares, Inc.
  (b).........................       2,805         16,521
SVB Financial Group (a)(b)....       1,318         54,947
Synovus Financial Corp. (b)...      13,755         28,198
TCF Financial Corp. (b).......       3,836         52,246
Texas Capital Bancshares, Inc.
  (a)(b)......................       1,142         15,942
Tompkins Trustco, Inc. (b)....         236          9,558
TowneBank (b).................         749          8,748
Trico Bancshares (b)..........         449          7,476
Trustmark Corp. (b)...........       1,873         42,217
UMB Financial Corp. (b).......       1,137         44,741
Umpqua Holdings Corp. (b).....       2,774         37,199
Union Bankshares Corp. (b)....         690          8,549
United Bankshares, Inc. (b)...       1,409         28,138
United Community Banks, Inc.
  (a)(b)......................       2,737          9,278
Univest Corp. of Pennsylvania
  (b).........................         466          8,169
Valley National Bancorp (b)...       4,703         66,453
Washington Trust Bancorp, Inc.
  (b).........................         467          7,276
Webster Financial Corp. (b)...       2,239         26,577
WesBanco, Inc. (b)............         778          9,601
Westamerica Bancorporation
  (b).........................         942         52,159
Western Alliance Bancorp
  (a)(b)......................       2,222          8,399
Whitney Holding Corp. (b).....       3,086         28,113
Wilmington Trust Corp. (b)....       2,230         27,518
Wintrust Financial Corp. (b)..         816         25,125
Zions Bancorporation (b)......       4,525         58,056
                                             ------------
                                                2,310,767
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
ABM Industries, Inc. (b)......       1,468         30,329
ACCO Brands Corp. (a)(b)......       1,640         11,939
American Ecology Corp. (b)....         498          8,486
American Reprographics Co.
  (a)(b)......................       1,182          8,286


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
APAC Customer Services, Inc.
  (a)(b)......................       1,048   $      6,246
ATC Technology Corp. (a)(b)...         618         14,739
Bowne & Co., Inc. (b).........       1,351          9,025
Cenveo, Inc. (a)(b)...........       1,884         16,485
Clean Harbors, Inc. (a)(b)....         732         43,635
Consolidated Graphics, Inc.
  (a)(b)......................         299         10,471
Cornell Companies, Inc.
  (a)(b)......................         399          9,057
Courier Corp. (b).............         326          4,646
Deluxe Corp. (b)..............       1,613         23,856
EnergySolutions, Inc. (b).....       2,562         21,751
EnerNOC, Inc. (a)(b)..........         560         17,018
Ennis, Inc. (b)...............         772         12,962
Fuel Tech, Inc. (a)...........         555          4,534
G & K Services, Inc. (Class A)
  (b).........................         587         14,751
Healthcare Services Group,
  Inc. (b)....................       1,276         27,383
Herman Miller, Inc. (b).......       1,780         28,445
HNI Corp. (b).................       1,245         34,399
Innerworkings, Inc. (a)(b)....         888          5,239
Interface, Inc. (Class A)
  (b).........................       1,639         13,620
KAR Auction Services, Inc.
  (a).........................         741         10,218
Kimball International, Inc.
  (Class B) (b)...............         764          6,509
Knoll, Inc. (b)...............       1,460         15,082
M&F Worldwide Corp. (a).......         376         14,852
McGrath Rentcorp (b)..........         786         17,575
Metalico, Inc. (a)(b).........       1,285          6,322
Mine Safety Appliances Co.
  (b).........................       1,037         27,512
Mobile Mini, Inc. (a)(b)......       1,175         16,556
RINO International Corp.
  (a)(b)......................         255          7,051
Rollins, Inc. (b).............       1,687         32,525
Schawk, Inc. (b)..............         391          5,318
Standard Parking Corp.
  (a)(b)......................         251          3,986
Steelcase, Inc. (Class A)
  (b).........................       1,978         12,580
Sykes Enterprises, Inc. (a)...       1,145         29,163
Team, Inc. (a)(b).............         563         10,590
Tetra Tech, Inc. (a)(b).......       1,939         52,683
The Brink's Co. ..............       1,567         38,141
The Geo Group, Inc. (a)(b)....       1,666         36,452
The Standard Register Co.
  (b).........................         582          2,968
United Stationers, Inc. (a)...         773         43,945
Viad Corp. (b)................         693         14,297
                                             ------------
                                                  781,627
                                             ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
3Com Corp. (a)(b).............      12,810         96,075
Acme Packet, Inc. (a)(b)......         965         10,615
ADC Telecommunications, Inc.
  (a)(b)......................       3,054         18,965
Adtran, Inc. (b)..............       2,026         45,686
Airvana, Inc. (a)(b)..........         995          7,562
Anaren, Inc. (a)(b)...........         509          7,660
Arris Group, Inc. (a)(b)......       4,006         45,789
Aruba Networks, Inc. (a)(b)...       2,052         21,874
Bel Fuse, Inc. (Class B)......         336          7,221
BigBand Networks, Inc.
  (a)(b)......................       1,253          4,310
Black Box Corp. (b)...........         561         15,899
Blue Coat Systems, Inc.
  (a)(b)......................       1,260         35,960
CIENA Corp. (a)(b)............       2,964         32,130
CommScope, Inc. (a)(b)........       3,060         81,182
Comtech Telecommunications
  Corp. (a)(b)................         949         33,262
DG Fastchannel, Inc. (a)(b)...         581         16,227
Digi International, Inc.
  (a)(b)......................         861          7,852
EchoStar Corp. (Class A) (a)..       1,328         26,746
EMS Technologies, Inc. (a)....         511          7,410
Emulex Corp. (a)(b)...........       2,720         29,648
Extreme Networks, Inc.
  (a)(b)......................       2,846          8,168
Finisar Corp. (a)(b)..........       2,029         18,099
Harmonic, Inc. (a)(b).........       3,123         19,769
Harris Stratex Networks, Inc.
  (Class A) (a)(b)............       1,906         13,170
Hughes Communications, Inc.
  (a)(b)......................         263          6,846
Infinera Corp. (a)(b).........       3,085         27,364
InterDigital, Inc. (a)(b).....       1,414         37,528
Ixia (a)(b)...................       1,081          8,043
JDS Uniphase Corp. (a)........       6,837         56,405
Loral Space & Communications,
  Inc. (a)....................         361         11,411
Netgear, Inc. (a)(b)..........       1,061         23,013
OpNext, Inc. (a)(b)...........       1,772          3,367
Palm, Inc. (a)(b).............       4,703         47,218
Plantronics, Inc. (b).........       1,566         40,685
Polycom, Inc. (a)(b)..........       2,747         68,593
Riverbed Technology, Inc.
  (a)(b)......................       1,772         40,703
SeaChange International, Inc.
  (a).........................         991          6,511
ShoreTel, Inc. (a)(b).........         585          3,381
Sonus Networks, Inc. (a)(b)...       6,586         13,896
Sycamore Networks, Inc. (a)...         629         13,152
Tekelec (a)(b)................       2,086         31,874
UTStarcom, Inc. (a)(b)........       3,908          8,559
ViaSat, Inc. (a)..............         957         30,414
                                             ------------
                                                1,090,242
                                             ------------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).............       1,070         12,679
Adaptec, Inc. (a)(b)..........       3,177         10,643
Avid Technology, Inc. (a)(b)..         885         11,293
Compellent Technologies, Inc.
  (a)(b)......................         524         11,884
Diebold, Inc. (b).............       2,168         61,680
Electronics for Imaging, Inc.
  (a)(b)......................       1,565         20,361
Hutchinson Technology, Inc.
  (a)(b)......................         705          7,233
Hypercom Corp. (a)............       1,526          4,837
Imation Corp. (a)(b)..........         954          8,319
Intermec, Inc. (a)(b).........       1,588         20,422
Isilon Systems, Inc. (a)(b)...         759          5,207
Lexmark International, Inc.
  (Class A) (a)(b)............       2,536         65,885
Novatel Wireless, Inc.
  (a)(b)......................         937          7,468
QLogic Corp. (a)(b)...........       3,804         71,781
Quantum Corp. (a)(b)..........       6,308         18,482
Silicon Graphics International
  Corp. (a)(b)................         870          6,099
STEC, Inc. (a)(b).............       1,152         18,824
Stratasys, Inc. (a)(b)........         632         10,921
Synaptics, Inc. (a)(b)........       1,080         33,102
                                             ------------
                                                  407,120
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.7%
Comfort Systems USA, Inc.
  (b).........................       1,318         16,264
Dycom Industries, Inc.
  (a)(b)......................       1,214          9,748
EMCOR Group, Inc. (a)(b)......       2,079         55,925
Furmanite Corp. (a)(b)........       1,108          4,222
Granite Construction, Inc.
  (b).........................       1,161         39,079
Great Lakes Dredge & Dock
  Corp. (b)...................       1,323          8,573
Insituform Technologies, Inc.
  (a)(b)......................       1,294         29,400
Layne Christensen Co. (a)(b)..         679         19,494
Mastec, Inc. (a)(b)...........       1,594         19,925


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Michael Baker Corp. (a)(b)....         269   $     11,137
MYR Group, Inc. (a)...........         617         11,155
Northwest Pipe Co. (a)(b).....         275          7,387
Orion Marine Group, Inc.
  (a)(b)......................         869         18,301
Pike Electric Corp. (a)(b)....         537          4,983
Primoris Services Corp. ......         388          3,092
Sterling Construction Co.,
  Inc. (a)(b).................         449          8,612
Tutor Perini Corp. (a)(b).....         838         15,151
                                             ------------
                                                  282,448
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b).....       1,415         36,861
Headwaters, Inc. (a)(b).......       1,810         11,801
Texas Industries, Inc. (b)....         768         26,872
                                             ------------
                                                   75,534
                                             ------------
CONSUMER FINANCE -- 0.5%
Advance America Cash Advance
  Centers, Inc. (b)...........       1,536          8,540
AmeriCredit Corp. (a)(b)......       2,256         42,954
Cardtronics, Inc. (a)(b)......         524          5,801
Cash America International,
  Inc. (b)....................       1,008         35,240
CompuCredit Holdings Corp.
  (b).........................         950          3,164
Credit Acceptance Corp.
  (a)(b)......................         205          8,630
Dollar Financial Corp.
  (a)(b)......................         762         18,029
Ezcorp, Inc. (a)(b)...........       1,468         25,264
First Cash Financial Services,
  Inc. (a)(b).................         889         19,727
Nelnet, Inc. (Class A) (b)....         864         14,887
The First Marblehead Corp.
  (a)(b)......................       1,947          4,147
The Student Loan Corp. (b)....         120          5,588
World Acceptance Corp.
  (a)(b)......................         447         16,016
                                             ------------
                                                  207,987
                                             ------------
CONTAINERS & PACKAGING -- 0.8%
Bway Holding Co. (a)..........         396          7,611
Graphic Packaging Holding Co.
  (a)(b)......................       2,422          8,404
Greif, Inc. (Class A) (b).....       1,099         59,324
Myers Industries, Inc. (b)....       1,090          9,919
Packaging Corp. of America
  (b).........................       3,382         77,820
Rock-Tenn Co. (Class A) (b)...       1,257         63,366
Silgan Holdings, Inc. (b).....         820         47,462
Temple-Inland, Inc. (b).......       3,421         72,217
                                             ------------
                                                  346,123
                                             ------------
DISTRIBUTORS -- 0.3%
Audiovox Corp. (Class A)
  (a)(b)......................         550          3,900
Core-Mark Holding Co., Inc.
  (a)(b)......................         343         11,305
LKQ Corp. (a)(b)..............       4,602         90,153
                                             ------------
                                                  105,358
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
American Public Education,
  Inc. (a)(b).................         578         19,860
Bridgepoint Education, Inc.
  (a)(b)......................         623          9,358
Brink's Home Security
  Holdings, Inc. (a)(b).......       1,525         49,776
Cambium Learning Group, Inc.
  (a).........................         820          3,215
Capella Education Co. (a)(b)..         470         35,391
Coinstar, Inc. (a)(b).........         881         24,474
Corinthian Colleges, Inc.
  (a)(b)......................       2,571         35,403
Grand Canyon Education, Inc.
  (a)(b)......................         586         11,140
Hillenbrand, Inc. ............       2,018         38,019
Jackson Hewitt Tax Service,
  Inc. (a)(b).................         783          3,445
K12, Inc. (a)(b)..............         668         13,540
Lincoln Educational Services
  Corp. (a)(b)................         300          6,501
Matthews International Corp.
  (Class A)...................         968         34,296
Pre-Paid Legal Services, Inc.
  (a)(b)......................         240          9,859
Regis Corp. (b)...............       1,741         27,107
Service Corp. International
  (b).........................       8,122         66,519
Sotheby's (b).................       2,260         50,805
Steiner Leisure, Ltd. (a)(b)..         434         17,256
Stewart Enterprises, Inc.
  (Class A) (b)...............       2,542         13,091
Universal Technical Institute,
  Inc. (a)....................         659         13,312
                                             ------------
                                                  482,367
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp.
  (a)(b)......................         385          2,610
Encore Capital Group, Inc.
  (a)(b)......................         512          8,909
Financial Federal Corp. (b)...         849         23,347
Interactive Brokers Group,
  Inc. (Class A) (a)..........       1,321         23,408
Life Partners Holdings, Inc.
  (b).........................         241          5,107
MarketAxess Holdings, Inc.
  (b).........................       1,053         14,637
NewStar Financial, Inc. (a)...         766          3,003
PHH Corp. (a)(b)..............       1,770         28,515
Pico Holdings, Inc. (a)(b)....         605         19,802
Portfolio Recovery Associates,
  Inc. (a)(b).................         522         23,427
                                             ------------
                                                  152,765
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
AboveNet, Inc. (a)............         696         45,268
Alaska Communications Systems
  Group, Inc. (b).............       1,358         10,837
Atlantic Tele-Network, Inc.
  (b).........................         288         15,843
Cbeyond, Inc. (a)(b)..........         838         13,198
Cincinnati Bell, Inc. (a)(b)..       6,928         23,902
Cogent Communications Group,
  Inc. (a)(b).................       1,306         12,877
Consolidated Communications
  Holdings, Inc. (b)..........         703         12,303
General Communication, Inc.
  (Class A) (a)(b)............       1,150          7,337
Global Crossing, Ltd. (a)(b)..       1,047         14,920
Iowa Telecommunications
  Services, Inc. (b)..........         973         16,307
Neutral Tandem, Inc. (a)(b)...       1,132         25,753
PAETEC Holding Corp. (a)......       3,847         15,965
Premiere Global Services, Inc.
  (a).........................       1,896         15,642
SureWest Communications
  (a)(b)......................         439          4,372
tw telecom, inc. (a)(b).......       4,809         82,426
                                             ------------
                                                  316,950
                                             ------------
ELECTRIC UTILITIES -- 1.2%
ALLETE, Inc. (b)..............         904         29,543
Central Vermont Public Service
  Corp. ......................         350          7,280
Cleco Corp. (b)...............       1,947         53,212
El Paso Electric Co. (a)(b)...       1,410         28,595
Empire District Electric Co.
  (b).........................       1,187         22,233
Great Plains Energy, Inc.
  (b).........................       4,356         84,463
Hawaiian Electric Industries,
  Inc. (b)....................       2,946         61,571
IDACORP, Inc. (b).............       1,591         50,832
MGE Energy, Inc. (b)..........         737         26,340


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
PNM Resources, Inc. (b).......       2,570   $     32,510
Portland General Electric Co.
  (b).........................       2,403         49,045
UIL Holdings Corp. (b)........         982         27,575
Unisource Energy Corp. (b)....       1,156         37,212
                                             ------------
                                                  510,411
                                             ------------
ELECTRICAL EQUIPMENT -- 1.8%
A.O. Smith Corp. (b)..........         779         33,801
A123 Systems, Inc. (a)(b).....         871         19,545
Acuity Brands, Inc. (b).......       1,443         51,429
Advanced Battery Technologies,
  Inc. (a)(b).................       1,348          5,392
American Superconductor Corp.
  (a)(b)......................       1,281         52,393
AZZ, Inc. (a)(b)..............         388         12,688
Baldor Electric Co. (b).......       1,387         38,961
Belden CDT, Inc. (b)..........       1,539         33,735
Brady Corp. (Class A) (b).....       1,575         47,266
Broadwind Energy, Inc.
  (a)(b)......................       1,043          8,438
Encore Wire Corp. (b).........         576         12,136
Ener1, Inc. (a)(b)............       1,660         10,524
Energy Conversion Devices,
  Inc. (a)(b).................       1,499         15,844
EnerSys (a)...................       1,372         30,006
Evergreen Solar, Inc. (a)(b)..       5,906          8,918
Franklin Electric Co., Inc.
  (b).........................         653         18,989
FuelCell Energy, Inc. (a)(b)..       2,422          9,107
General Cable Corp. (a)(b)....       1,715         50,455
GrafTech International, Ltd.
  (a)(b)......................       3,807         59,199
GT Solar International, Inc.
  (a)(b)......................         915          5,087
II-VI, Inc. (a)(b)............         838         26,648
Plug Power, Inc. (a)..........       2,245          1,594
Polypore International, Inc.
  (a)(b)......................         807          9,603
Powell Industries, Inc. (a)...         233          7,347
Power-One, Inc. (a)(b)........       2,423         10,540
Regal-Beloit Corp. (b)........       1,250         64,925
Thomas & Betts Corp. (a)(b)...       1,708         61,129
Valence Technology, Inc. (a)..       1,965          1,788
Vicor Corp. (a)(b)............         580          5,394
Woodward Governor Co. (b).....       1,859         47,907
                                             ------------
                                                  760,788
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.2%
Agilysys, Inc. (b)............         602          5,478
Anixter International, Inc.
  (a)(b)......................         994         46,817
AVX Corp. ....................       1,697         21,501
Benchmark Electronics, Inc.
  (a)(b)......................       2,131         40,297
Brightpoint, Inc. (a)(b)......       2,226         16,361
Checkpoint Systems, Inc. (a)..       1,193         18,193
Cogent, Inc. (a)(b)...........       1,631         16,946
Cognex Corp. (b)..............       1,125         19,935
Coherent, Inc. (a)(b).........         759         22,565
CTS Corp. ....................       1,020          9,812
Daktronics, Inc. (b)..........       1,149         10,582
DTS Inc. (a)(b)...............         539         18,439
Echelon Corp. (a)(b)..........         997         11,525
Electro Rent Corp. (b)........         638          7,363
Electro Scientific Industries,
  Inc. (a)(b).................         772          8,353
FARO Technologies, Inc.
  (a)(b)......................         452          9,691
ICx Technologies, Inc.
  (a)(b)......................         370          3,522
Insight Enterprises, Inc.
  (a)(b)......................       1,403         16,022
IPG Photonics Corp. (a)(b)....         840         14,062
Jabil Circuit, Inc. (b).......       6,352        110,334
L-1 Identity Solutions, Inc.
  (a)(b)......................       2,883         21,594
Littelfuse, Inc. (a)(b).......         747         24,016
Maxwell Technologies, Inc.
  (a)(b)......................         788         14,058
Methode Electronics, Inc.
  (Class A)...................       1,144          9,930
MTS Systems Corp. ............         518         14,887
Multi-Fineline Electronix,
  Inc. (a)....................         274          7,773
National Instruments Corp.
  (b).........................       2,000         58,900
Newport Corp. (a).............       1,105         10,155
OSI Systems, Inc. (a).........         491         13,395
Park Electrochemical Corp. ...         570         15,755
Plexus Corp. (a)(b)...........       1,293         36,851
Rofin-Sinar Technologies, Inc.
  (a).........................         988         23,327
Rogers Corp. (a)..............         517         15,670
Sanmina-SCI Corp. (a).........       2,584         28,502
Scansource, Inc. (a)(b).......         870         23,229
Smart Modular Technologies
  (WWH), Inc. (a)(b)..........       1,149          7,227
SYNNEX Corp. (a)(b)...........         651         19,960
Tech Data Corp. (a)...........       1,665         77,689
Technitrol, Inc. (b)..........       1,200          5,256
TTM Technologies, Inc.
  (a)(b)......................       1,501         17,307
Universal Display Corp.
  (a)(b)......................         977         12,076
Vishay Intertechnology, Inc.
  (a).........................       5,428         45,324
                                             ------------
                                                  930,679
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 2.4%
Allis-Chalmers Energy, Inc.
  (a)(b)......................       1,009          3,804
Atwood Oceanics, Inc. (a)(b)..       1,852         66,394
Basic Energy Services, Inc.
  (a)(b)......................         724          6,444
Bristow Group, Inc. (a)(b)....       1,142         43,910
Bronco Drilling Co., Inc.
  (a)(b)......................         850          4,310
Cal Dive International, Inc.
  (a).........................       3,153         23,837
CARBO Ceramics, Inc. (b)......         646         44,038
Complete Production Services,
  Inc. (a)(b).................       1,989         25,857
Dawson Geophysical Co.
  (a)(b)......................         227          5,246
Dresser-Rand Group, Inc.
  (a)(b)......................       2,696         85,221
Dril-Quip, Inc. (a)(b)........         982         55,463
ENGlobal Corp. (a)(b).........         561          1,756
Exterran Holdings, Inc.
  (a)(b)......................       2,008         43,072
Global Industries, Ltd.
  (a)(b)......................       3,268         23,301
Gulf Island Fabrication, Inc.
  (b).........................         372          7,823
Gulfmark Offshore, Inc.
  (a)(b)......................         876         24,800
Helix Energy Solutions Group,
  Inc. (a)....................       3,107         36,507
Hercules Offshore, Inc.
  (a)(b)......................       3,851         18,408
Hornbeck Offshore Services,
  Inc. (a)(b).................         815         18,973
ION Geophysical Corp. (a)(b)..       3,135         18,559
Key Energy Services, Inc.
  (a)(b)......................       4,063         35,714
Lufkin Industries, Inc. (b)...         484         35,429
Matrix Service Co. (a)........         806          8,584
Newpark Resources, Inc.
  (a)(b)......................       2,687         11,366
Oil States International, Inc.
  (a).........................       1,581         62,117
Parker Drilling Co. (a)(b)....       3,820         18,909
PHI, Inc. (a)(b)..............         417          8,632
Pioneer Drilling Co. (a)......       1,479         11,684
RPC, Inc. (b).................         985         10,244
SEACOR Holdings, Inc. (a)(b)..         628         47,885
Seahawk Drilling, Inc. (a)....         384          8,655
Superior Energy Services, Inc.
  (a).........................       2,563         62,255
Superior Well Services, Inc.
  (a)(b)......................         969         13,818
T-3 Energy Services, Inc.
  (a).........................         381          9,715
Tesco Corp. (a)(b)............       1,030         13,297


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Tetra Technologies, Inc.
  (a)(b)......................       2,453   $     27,179
Unit Corp. (a)(b).............       1,560         66,300
                                             ------------
                                                1,009,506
                                             ------------
FOOD & STAPLES RETAILING -- 0.8%
Arden Group, Inc. (Class A)
  (b).........................          37          3,538
BJ's Wholesale Club, Inc.
  (a)(b)......................       1,809         59,172
Casey's General Stores, Inc.
  (b).........................       1,645         52,509
Great Atlantic & Pacific Tea
  Co. (a)(b)..................       1,065         12,556
Ingles Markets, Inc. (b)......         359          5,432
Nash Finch Co. (b)............         389         14,428
Pantry, Inc. (a)..............         696          9,459
PriceSmart, Inc. .............         439          8,973
Rite Aid Corp. (a)(b).........      19,191         28,979
Ruddick Corp. (b).............       1,376         35,405
Spartan Stores, Inc. (b)......         670          9,574
Susser Holdings Corp. (a).....         363          3,118
The Andersons, Inc. (b).......         648         16,731
United Natural Foods, Inc.
  (a)(b)......................       1,285         34,361
Village Super Market, Inc.
  (Class A) (b)...............         172          4,699
Weis Markets, Inc. (b)........         364         13,235
Winn-Dixie Stores, Inc.
  (a)(b)......................       1,784         17,911
                                             ------------
                                                  330,080
                                             ------------
FOOD PRODUCTS -- 1.5%
Alico, Inc. (b)...............         112          3,188
American Italian Pasta Co.
  (a)(b)......................         679         23,622
B&G Foods, Inc. (b)...........       1,655         15,193
Cal-Maine Foods, Inc. (b).....         443         15,097
Calavo Growers, Inc. (b)......         405          6,885
Chiquita Brands International,
  Inc. (a)(b).................       1,421         25,635
Corn Products International,
  Inc. (b)....................       2,443         71,409
Darling International, Inc.
  (a)(b)......................       2,678         22,442
Del Monte Foods Co. (b).......       6,573         74,538
Diamond Foods, Inc. (b).......         544         19,334
Dole Food Co., Inc. (a)(b)....       1,156         14,346
Farmer Brothers Co. (b).......         189          3,731
Fresh Del Monte Produce, Inc.
  (a).........................       1,333         29,459
Green Mountain Coffee
  Roasters, Inc. (a)(b).......       1,278        104,119
Hain Celestial Group, Inc.
  (a)(b)......................       1,306         22,215
J&J Snack Foods Corp. (b).....         462         18,461
Lancaster Colony Corp. (b)....         664         33,001
Lance, Inc. (b)...............       1,038         27,299
Sanderson Farms, Inc. (b).....         564         23,778
Smart Balance, Inc. (a)(b)....       2,085         12,510
Tootsie Roll Industries, Inc.
  (b).........................         756         20,699
TreeHouse Foods, Inc. (a)(b)..       1,017         39,521
                                             ------------
                                                  626,482
                                             ------------
GAS UTILITIES -- 0.8%
Chesapeake Utilities Corp.
  (b).........................         349         11,185
Laclede Group, Inc. (b).......         675         22,795
New Jersey Resources Corp.
  (b).........................       1,363         50,976
Nicor, Inc. (b)...............       1,454         61,213
Northwest Natural Gas Co.
  (b).........................         863         38,870
South Jersey Industries,
  Inc. .......................         959         36,615
Southwest Gas Corp. (b).......       1,443         41,169
WGL Holdings, Inc. (b)........       1,625         54,502
                                             ------------
                                                  317,325
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Abaxis, Inc. (a)(b)...........         751         19,188
ABIOMED, Inc. (a)(b)..........       1,019          8,906
Accuray, Inc. (a)(b)..........       1,212          6,799
AGA Medical Holdings, Inc.
  (a)(b)......................         446          6,587
Align Technology, Inc.
  (a)(b)......................       2,161         38,509
American Medical Systems
  Holdings, Inc. (a)(b).......       2,378         45,872
Analogic Corp. (b)............         398         15,327
AngioDynamics, Inc. (a)(b)....         783         12,591
Cantel Medical Corp. (a)(b)...         441          8,899
Conceptus, Inc. (a)(b)........         805         15,102
CONMED Corp. (a)(b)...........         970         22,116
CryoLife, Inc. (a)(b).........         807          5,181
Cyberonics, Inc. (a)(b).......         910         18,600
DexCom, Inc. (a)(b)...........       1,568         12,670
ev3, Inc. (a)(b)..............       2,176         29,028
Greatbatch, Inc. (a)(b).......         700         13,461
Haemonetics Corp. (a)(b)......         826         45,554
Hill-Rom Holdings, Inc. (b)...       1,988         47,692
ICU Medical, Inc. (a)(b)......         425         15,487
Immucor, Inc. (a)(b)..........       2,268         45,904
Insulet Corp. (a)(b)..........         996         14,223
Integra LifeSciences Holdings
  Corp. (a)(b)................         700         25,746
Invacare Corp. (b)............       1,067         26,611
IRIS International, Inc. (a)..         622          7,688
Kensey Nash Corp. (a)(b)......         271          6,911
MAKO Surgical Corp. (a)(b)....         833          9,246
Masimo Corp. (a)(b)...........       1,702         51,775
Meridian Bioscience, Inc.
  (b).........................       1,320         28,446
Merit Medical Systems, Inc.
  (a)(b)......................         863         16,647
Natus Medical, Inc. (a)(b)....         985         14,568
Neogen Corp. (a)(b)...........         738         17,424
NuVasive, Inc. (a)(b).........       1,182         37,800
OraSure Technologies, Inc.
  (a)(b)......................       1,536          7,803
Orthofix International N.V.
  (a)(b)......................         509         15,764
Orthovita, Inc. (a)(b)........       2,582          9,063
Palomar Medical Technologies,
  Inc. (a)(b).................         566          5,705
Quidel Corp. (a)(b)...........         870         11,989
RTI Biologics, Inc. (a)(b)....       1,538          5,906
Sirona Dental Systems, Inc.
  (a)(b)......................         614         19,488
SonoSite, Inc. (a)(b).........         521         12,311
STERIS Corp. (b)..............       1,741         48,696
SurModics, Inc. (a)(b)........         482         10,922
Symmetry Medical, Inc.
  (a)(b)......................       1,000          8,060
Synovis Life Technologies,
  Inc. (a)....................         403          5,203
The Cooper Cos., Inc. (b).....       1,474         56,189
Thoratec Corp. (a)(b).........       1,782         47,972
TomoTherapy, Inc. (a)(b)......       1,604          6,256
Trans1, Inc. (a)(b)...........         297          1,173
Volcano Corp. (a)(b)..........       1,330         23,115
West Pharmaceutical Services,
  Inc. (b)....................       1,057         41,434
Wright Medical Group, Inc.
  (a)(b)......................       1,244         23,574
Zoll Medical Corp. (a)(b).....         636         16,994
                                             ------------
                                                1,068,175
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.8%
Air Methods Corp. (a)(b)......         331         11,128
Alliance HealthCare Services,
  Inc. (a)(b).................         859          4,905
Almost Family, Inc. (a)(b)....         274         10,831


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Amedisys, Inc. (a)(b).........         882   $     42,830
AMERIGROUP Corp. (a)(b).......       1,681         45,320
AMN Healthcare Services, Inc.
  (a)(b)......................       1,005          9,105
AmSurg Corp. (a)(b)...........         961         21,161
Assisted Living Concepts, Inc.
  (Class A) (a)(b)............         317          8,359
athenahealth, Inc. (a)(b).....       1,002         45,330
Bio-Reference Laboratories,
  Inc. (a)(b).................         401         15,715
Brookdale Senior Living, Inc.
  (a)(b)......................       1,742         31,687
CardioNet, Inc. (a)(b)........         728          4,324
Catalyst Health Solutions,
  Inc. (a)(b).................       1,274         46,463
Centene Corp. (a).............       1,455         30,802
Chemed Corp. (b)..............         729         34,970
Clarient, Inc. (a)(b).........       1,684          4,463
Corvel Corp. (a)(b)...........         237          7,949
Cross Country Healthcare, Inc.
  (a)(b)......................         858          8,503
Emdeon, Inc. (Class A)
  (a)(b)......................         842         12,840
Emergency Medical Services
  Corp. (Class A) (a).........         667         36,118
Emeritus Corp. (a)(b).........         614         11,512
Genoptix, Inc. (a)(b).........         534         18,973
Gentiva Health Services, Inc.
  (a)(b)......................         960         25,930
Hanger Orthopedic Group, Inc.
  (a)(b)......................         974         13,470
Health Management Associates,
  Inc. (Class A) (a)(b).......       7,847         57,048
Health Net, Inc. (a)..........       3,340         77,789
HEALTHSOUTH Corp. (a)(b)......       3,115         58,469
Healthspring, Inc. (a)(b).....       1,771         31,187
Healthways, Inc. (a)(b).......       1,028         18,854
HMS Holdings Corp. (a)........         824         40,121
inVentiv Health, Inc. (a)(b)..       1,147         18,547
IPC The Hospitalist Co. (a)...         471         15,661
Kindred Healthcare, Inc.
  (a)(b)......................       1,315         24,275
Landauer, Inc. (b)............         282         17,315
LHC Group, Inc. (a)(b)........         519         17,444
LifePoint Hospitals, Inc.
  (a)(b)......................       1,801         58,550
Magellan Health Services, Inc.
  (a).........................       1,124         45,781
Medcath Corp. (a).............         482          3,813
MEDNAX, Inc. (a)(b)...........       1,505         90,466
Molina Healthcare, Inc.
  (a)(b)......................         405          9,262
MWI Veterinary Supply, Inc.
  (a)(b)......................         356         13,421
National Healthcare Corp.
  (b).........................         270          9,750
Nighthawk Radiology Holdings,
  Inc. (a)(b).................         674          3,053
Odyssey Healthcare, Inc.
  (a)(b)......................       1,050         16,359
Owens & Minor, Inc. (b).......       1,379         59,200
PharMerica Corp. (a)(b).......       1,006         15,975
PSS World Medical, Inc.
  (a)(b)......................       1,969         44,440
Psychiatric Solutions, Inc.
  (a)(b)......................       1,718         36,319
RehabCare Group, Inc. (a).....         770         23,431
Res-Care, Inc. (a)............         795          8,904
Select Medical Holdings Corp.
  (a).........................         889          9,441
Skilled Healthcare Group, Inc.
  (Class A) (a)(b)............         608          4,530
Sun Healthcare Group, Inc.
  (a)(b)......................       1,444         13,241
Team Health Holdings, Inc.
  (a).........................         723         10,136
Tenet Healthcare Corp.
  (a)(b)......................      15,786         85,087
The Ensign Group, Inc. (b)....         361          5,549
Triple-S Management Corp.
  (Class B) (a)...............         674         11,862
Universal American Financial
  Corp. (a)...................       1,347         15,760
VCA Antech, Inc. (a)(b).......       2,796         69,676
Virtual Radiologic Corp.
  (a)(b)......................         215          2,743
WellCare Health Plans, Inc.
  (a)(b)......................       1,381         50,766
                                             ------------
                                                1,596,913
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts-Misys Healthcare
  Solutions, Inc. (a)(b)......       1,850         37,425
Computer Programs and Systems,
  Inc. (b)....................         350         16,118
Eclipsys Corp. (a)(b).........       1,815         33,614
MedAssets, Inc. (a)...........       1,506         31,942
Medidata Solutions, Inc.
  (a)(b)......................         742         11,575
MedQuist, Inc. (b)............         372          2,489
Omnicell, Inc. (a)(b).........         979         11,445
Phase Forward, Inc. (a)(b)....       1,410         21,643
                                             ------------
                                                  166,251
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
AFC Enterprises, Inc. (a)(b)..         785          6,406
Ambassadors Group, Inc. (b)...         579          7,695
Ameristar Casinos, Inc. (b)...         707         10,768
Bally Technologies, Inc.
  (a)(b)......................       1,795         74,116
BJ's Restaurants, Inc.
  (a)(b)......................         555         10,445
Bob Evans Farms, Inc. (b).....       1,016         29,413
Boyd Gaming Corp. (a)(b)......       1,744         14,597
Brinker International, Inc.
  (b).........................       3,214         47,953
Buffalo Wild Wings, Inc.
  (a)(b)......................         556         22,390
California Pizza Kitchen, Inc.
  (a)(b)......................         748         10,061
CEC Entertainment, Inc.
  (a)(b)......................         715         22,823
Choice Hotels International,
  Inc. (b)....................         945         29,919
Churchill Downs, Inc. (b).....         310         11,578
CKE Restaurants, Inc. ........       1,675         14,170
Cracker Barrel Old Country
  Store, Inc. (b).............         733         27,847
Denny's Corp. (a)(b)..........       3,301          7,229
DineEquity, Inc. (a)(b).......         464         11,271
Domino's Pizza, Inc. (a)(b)...       1,275         10,684
Gaylord Entertainment Co.
  (a)(b)......................       1,160         22,910
International Speedway Corp.
  (Class A) (b)...............         890         25,320
Interval Leisure Group, Inc.
  (a)(b)......................       1,188         14,814
Isle of Capri Casinos, Inc.
  (a)(b)......................         547          4,092
Jack in the Box, Inc. (a).....       1,842         36,232
Krispy Kreme Doughnuts, Inc.
  (a).........................       1,709          5,042
Landry's Restaurants, Inc.
  (a).........................         296          6,302
Life Time Fitness, Inc.
  (a)(b)......................       1,373         34,229
Marcus Corp. (b)..............         656          8,410
Morgans Hotel Group Co.
  (a)(b)......................         824          3,733
Orient-Express Hotels, Ltd.
  (Class A) (a)(b)............       2,496         25,309
P F Chang's China Bistro, Inc.
  (a)(b)......................         736         27,902
Panera Bread Co. (Class A)
  (a)(b)......................         997         66,769
Papa John's International,
  Inc. (a)....................         726         16,959
Peet's Coffee & Tea, Inc.
  (a)(b)......................         425         14,165
Pinnacle Entertainment, Inc.
  (a)(b)......................       2,055         18,454
Red Robin Gourmet Burgers,
  Inc. (a)(b).................         445          7,965
Ruby Tuesday, Inc. (a)........       1,970         14,184
Scientific Games Corp. (Class
  A) (a)(b)...................       2,256         32,825
Shuffle Master, Inc. (a)(b)...       1,620         13,349
Sonic Corp. (a)(b)............       2,002         20,160


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Speedway Motorsports, Inc.
  (b).........................         423   $      7,453
Texas Roadhouse, Inc. (Class
  A) (a)(b)...................       1,590         17,856
The Cheesecake Factory, Inc.
  (a)(b)......................       1,780         38,430
The Steak N Shake Co. (a).....          43         13,937
Vail Resorts, Inc. (a)(b).....       1,152         43,546
WMS Industries, Inc. (a)(b)...       1,931         77,240
                                             ------------
                                                  986,952
                                             ------------
HOUSEHOLD DURABLES -- 1.6%
American Greetings Corp.
  (Class A) (b)...............       1,166         25,407
Blyth, Inc. (b)...............         199          6,710
Brookfield Homes Corp.
  (a)(b)......................         307          2,456
CSS Industries, Inc. (b)......         251          4,879
Ethan Allen Interiors, Inc.
  (b).........................         824         11,058
Furniture Brands
  International, Inc. (a)(b)..       1,085          5,924
Harman International
  Industries, Inc. (b)........       2,241         79,063
Helen of Troy, Ltd. (a).......         881         21,549
Hovnanian Enterprises, Inc.
  (a)(b)......................       1,647          6,324
iRobot Corp. (a)(b)...........         587         10,331
Jarden Corp. (b)..............       2,894         89,454
KB HOME (b)...................       2,425         33,174
La-Z-Boy, Inc. (a)(b).........       1,720         16,392
Lennar Corp. (Class A) (b)....       5,266         67,247
M.D.C. Holdings, Inc. (b).....       1,171         36,348
M/I Homes, Inc. (a)(b)........         673          6,992
Meritage Homes Corp. (a)(b)...         970         18,750
National Presto Industries,
  Inc. (b)....................         150         16,385
Ryland Group, Inc. (b)........       1,398         27,541
Sealy Corp. (a)(b)............       1,352          4,272
Skyline Corp. (b).............         205          3,772
Standard Pacific Corp.
  (a)(b)......................       3,432         12,836
Tempur-Pedic International,
  Inc. (a)(b).................       2,244         53,026
Tupperware Brands Corp. ......       2,062         96,027
                                             ------------
                                                  655,917
                                             ------------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co.
  (Class A) (a)(b)............       2,144         21,311
WD-40 Co. ....................         519         16,795
                                             ------------
                                                   38,106
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..         590         22,326
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (b).......       2,017         69,102
Otter Tail Corp. (b)..........       1,046         25,941
Raven Industries, Inc. (b)....         543         17,251
Seaboard Corp. (b)............          10         13,490
Standex International Corp.
  (b).........................         374          7,514
Tredegar Corp. (b)............         738         11,675
                                             ------------
                                                  144,973
                                             ------------
INSURANCE -- 3.6%
AMBAC Financial Group, Inc.
  (a)(b)......................       8,772          7,281
American Equity Investment
  Life Holding Co. (b)........       1,656         12,321
American National Insurance
  Co. (b).....................         515         61,512
American Physicians Capital,
  Inc. (b)....................         330         10,006
AMERISAFE, Inc. (a)(b)........         632         11,357
Amtrust Financial Services,
  Inc. (b)....................         810          9,574
Argo Group International
  Holdings, Ltd. (a)(b).......         999         29,111
Arthur J. Gallagher & Co.
  (b).........................       3,238         72,887
Aspen Insurance Holdings,
  Ltd. .......................       2,490         63,371
Assured Guaranty, Ltd. (b)....       4,008         87,214
Baldwin & Lyons, Inc. (Class
  B) (b)......................         306          7,531
Citizens, Inc. (a)(b).........       1,068          6,974
CNA Surety Corp. (a)(b).......         482          7,177
Conseco, Inc. (a)(b)..........       6,087         30,435
Crawford & Co. (Class B)
  (a)(b)......................         762          3,002
Delphi Financial Group........       1,501         33,577
Donegal Group, Inc. (Class A)
  (b).........................         398          6,185
eHealth, Inc. (a)(b)..........         747         12,273
EMC Insurance Group, Inc.
  (b).........................         210          4,517
Employers Holdings, Inc. (b)..       1,467         22,504
Endurance Specialty Holdings,
  Ltd. (b)....................       1,660         61,802
Enstar Group, Ltd. (a)........         217         15,845
Erie Indemnity Co. (Class A)
  (b).........................       1,005         39,215
FBL Financial Group, Inc.
  (Class A) (b)...............         393          7,278
First Mercury Financial Corp.
  (b).........................         531          7,280
Flagstone Reinsurance
  Holdings, Ltd. (b)..........       1,160         12,690
FPIC Insurance Group, Inc.
  (a)(b)......................         237          9,153
Greenlight Capital Re, Ltd.
  (Class A) (a)...............         988         23,287
Harleysville Group, Inc. (b)..         404         12,843
Hilltop Holdings, Inc.
  (a)(b)......................       1,458         16,971
Horace Mann Educators Corp. ..       1,194         14,925
Infinity Property & Casualty
  Corp. ......................         442         17,963
Kansas City Life Insurance Co.
  (b).........................         129          3,838
Maiden Holdings, Ltd. (b).....       1,826         13,366
Max Capital Group, Ltd. (b)...       1,544         34,431
MBIA, Inc. (a)(b).............       5,137         20,445
Meadowbrook Insurance Group,
  Inc. .......................       1,942         14,371
Mercury General Corp. (b).....         860         33,764
Montpelier Re Holdings, Ltd.
  (b).........................       2,535         43,906
National Financial Partners
  Corp. (a)(b)................       1,419         11,480
National Interstate Corp. ....         190          3,222
National Western Life
  Insurance Co. (Class A)
  (b).........................          70         12,153
Navigators Group, Inc. (a)....         452         21,294
OneBeacon Insurance Group,
  Ltd. (Class A) (b)..........         695          9,577
Platinum Underwriters
  Holdings, Ltd. (b)..........       1,650         63,179
PMA Capital Corp. (Class A)
  (a)(b)......................       1,116          7,031
Presidential Life Corp. (b)...         665          6,085
ProAssurance Corp. (a)(b).....       1,096         58,866
Protective Life Corp. (b).....       2,786         46,108
RLI Corp. (b).................         625         33,281
Safety Insurance Group, Inc.
  (b).........................         524         18,985
Seabright Insurance Holdings
  (a)(b)......................         726          8,342
Selective Insurance Group,
  Inc. .......................       1,730         28,459
StanCorp Financial Group,
  Inc. .......................       1,618         64,752
State Auto Financial Corp.
  (b).........................         431          7,974
Stewart Information Services
  Corp. (b)...................         515          5,809
The Phoenix Cos., Inc.
  (a)(b)......................       3,296          9,163
Tower Group, Inc. (b).........       1,308         30,620


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
United America Indemnity, Ltd.
  (Class A) (a)(b)............       1,023   $      8,102
United Fire & Casualty Co.
  (b).........................         759         13,837
Unitrin, Inc. (b).............       1,502         33,119
Validus Holdings, Ltd. (b)....       3,142         84,645
Zenith National Insurance
  Corp. (b)...................       1,216         36,188
                                             ------------
                                                1,524,453
                                             ------------
INTERNET & CATALOG RETAIL -- 0.4%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)......................         710          1,882
Blue Nile, Inc. (a)(b)........         461         29,195
Gaiam, Inc. (Class A) (a)(b)..         436          3,353
HSN, Inc. (a)(b)..............       1,373         27,721
NutriSystem, Inc. (b).........         986         30,734
Orbitz Worldwide, Inc.
  (a)(b)......................       1,119          8,213
Overstock.com, Inc. (a)(b)....         479          6,495
PetMed Express, Inc. (b)......         780         13,751
Shutterfly, Inc. (a)(b).......         640         11,398
Stamps.com, Inc. (a)..........         453          4,077
Ticketmaster Entertainment,
  Inc. (a)(b).................       1,405         17,169
Vitacost.com, Inc. (a)........         266          2,772
                                             ------------
                                                  156,760
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Ancestry.com, Inc. (a)........         240          3,362
Archipelago Learning, Inc.
  (a).........................         239          4,947
Art Technology Group, Inc.
  (a).........................       4,430         19,979
comScore, Inc. (a)(b).........         752         13,198
Constant Contact, Inc.
  (a)(b)......................         843         13,488
DealerTrack Holdings, Inc.
  (a)(b)......................       1,167         21,928
Dice Holdings, Inc. (a)(b)....         703          4,605
Digital River, Inc. (a)(b)....       1,218         32,874
DivX, Inc. (a)................         862          4,862
EarthLink, Inc. (b)...........       3,369         27,996
GSI Commerce, Inc. (a)(b).....       1,517         38,517
InfoSpace, Inc. (a)...........       1,070          9,170
Internap Network Services
  Corp. (a)(b)................       1,494          7,022
Internet Brands, Inc. (Class
  A) (a)(b)...................         920          7,204
j2 Global Communications, Inc.
  (a)(b)......................       1,439         29,284
Limelight Networks, Inc. (a)..       1,216          4,779
Liquidity Services, Inc. (a)..         524          5,277
LogMeIn, Inc. (a)(b)..........         269          5,367
LoopNet, Inc. (a)(b)..........       1,082         10,755
Marchex, Inc. (Class B) (b)...         792          4,023
ModusLink Global Solutions,
  Inc. (a)....................       1,444         13,588
Move, Inc. (a)(b).............       4,539          7,535
NIC, Inc. (b).................       1,818         16,616
OpenTable, Inc. (a)...........         495         12,603
Perficient, Inc. (a)(b).......         940          7,924
Rackspace Hosting, Inc.
  (a)(b)......................       2,464         51,374
RealNetworks, Inc. (a)........       2,783         10,325
SAVVIS, Inc. (a)(b)...........       1,288         18,096
Switch & Data Facilities Co.,
  Inc. (a)(b).................         674         13,622
TechTarget, Inc. (a)(b).......         342          1,925
Terremark Worldwide, Inc.
  (a)(b)......................       1,473         10,075
The Knot, Inc. (a)(b).........         930          9,365
United Online, Inc. ..........       2,787         20,038
ValueClick, Inc. (a)(b).......       2,713         27,456
Vocus, Inc. (a)(b)............         589         10,602
WebMD Health Corp. (Class A)
  (a)(b)......................       1,545         59,467
                                             ------------
                                                  559,248
                                             ------------
IT SERVICES -- 1.7%
Acxiom Corp. (a)(b)...........       2,540         34,087
CACI International, Inc.
  (Class A) (a)(b)............         975         47,629
Cass Information Systems, Inc.
  (b).........................         251          7,630
CIBER, Inc. (a)(b)............       1,681          5,799
Convergys Corp. (a)(b)........       3,764         40,463
CSG Systems International,
  Inc. (a)(b).................       1,072         20,464
CyberSource Corp. (a)(b)......       2,264         45,529
Echo Global Logistics, Inc.
  (a)(b)......................         136          1,726
Euronet Worldwide, Inc.
  (a)(b)......................       1,517         33,298
ExlService Holdings, Inc.
  (a)(b)......................         447          8,118
Forrester Research, Inc.
  (a)(b)......................         454         11,781
Gartner, Inc. (a)(b)..........       2,026         36,549
Global Cash Access Holdings,
  Inc. (a)(b).................       1,192          8,928
Heartland Payment Systems,
  Inc. (b)....................       1,317         17,292
iGate Corp. ..................         837          8,370
infoUSA, Inc. (a)(b)..........         977          7,836
Integral Systems Inc. (a)(b)..         521          4,512
Lionbridge Technologies, Inc.
  (a)(b)......................       1,608          3,698
MAXIMUS, Inc. (b).............         546         27,300
MoneyGram International, Inc.
  (a)(b)......................       2,477          7,134
NCI, Inc. (Class A) (a)(b)....         225          6,221
NeuStar, Inc. (Class A) (a)...       2,398         55,250
RightNow Technologies, Inc.
  (a)(b)......................         719         12,489
Sapient Corp. (a).............       2,997         24,785
SRA International, Inc. (Class
  A) (a)(b)...................       1,400         26,740
Syntel, Inc. (b)..............         749         28,484
TeleTech Holdings, Inc. (a)...       1,119         22,414
TNS, Inc. (a).................         846         21,734
Unisys Corp. (a)..............       1,226         47,275
VeriFone Holdings, Inc.
  (a)(b)......................       2,377         38,935
Wright Express Corp. (a)......       1,217         38,774
                                             ------------
                                                  701,244
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. (b)...........       2,849         36,211
Callaway Golf Co. (b).........       1,980         14,929
Eastman Kodak Co. (a)(b)......       8,084         34,114
JAKKS Pacific, Inc. (a)(b)....         832         10,084
Leapfrog Enterprises, Inc.
  (a)(b)......................       1,087          4,250
Marine Products Corp. (b).....         434          2,140
Polaris Industries, Inc. (b)..       1,064         46,422
Pool Corp. (b)................       1,567         29,898
RC2 Corp. (a).................         757         11,166
Smith & Wesson Holding Corp.
  (a)(b)......................       2,061          8,430
                                             ------------
                                                  197,644
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)(b).......       2,314         13,514
Albany Molecular Research,
  Inc. (a)(b).................         683          6,202
Bio-Rad Laboratories, Inc.
  (Class A) (a)(b)............         642         61,927
Bruker Corp. (a)(b)...........       1,749         21,093
Cambrex Corp. (a)(b)..........         872          4,866


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Dionex Corp. (a)(b)...........         564   $     41,663
Enzo Biochem, Inc. (a)(b).....       1,170          6,295
eResearch Technology, Inc.
  (a)(b)......................       1,653          9,934
Kendle International, Inc.
  (a)(b)......................         410          7,507
Luminex Corp. (a)(b)..........       1,317         19,663
PAREXEL International Corp.
  (a).........................       1,909         26,917
Sequenom, Inc. (a)(b).........       1,746          7,228
Varian, Inc. (a)(b)...........         965         49,736
                                             ------------
                                                  276,545
                                             ------------
MACHINERY -- 4.2%
Actuant Corp. (Class A) (b)...       2,134         39,543
Albany International Corp.
  (Class A) (b)...............         877         19,697
Altra Holdings, Inc. (a)(b)...         804          9,929
American Railcar Industries,
  Inc. (b)....................         264          2,909
Ampco-Pittsburgh Corp. (b)....         253          7,977
Astec Industries, Inc.
  (a)(b)......................         523         14,090
Badger Meter, Inc. (b)........         489         19,472
Barnes Group, Inc. (b)........       1,346         22,747
Blount International, Inc.
  (a)(b)......................       1,210         12,221
Briggs & Stratton Corp. (b)...       1,616         30,235
Bucyrus International, Inc.
  (Class A) (b)...............       2,398        135,175
Cascade Corp. (b).............         284          7,807
Chart Industries, Inc.
  (a)(b)......................         976         16,153
CIRCOR International, Inc.
  (b).........................         508         12,791
CLARCOR, Inc. (b).............       1,617         52,456
Colfax Corp. (a)(b)...........         818          9,849
Columbus McKinnon Corp.
  (a)(b)......................         577          7,882
Crane Co. (b).................       1,613         49,390
Dynamic Materials Corp. (b)...         382          7,659
Energy Recovery, Inc. (a)(b)..         949          6,529
EnPro Industries, Inc.
  (a)(b)......................         606         16,004
ESCO Technologies, Inc. (b)...         846         30,329
Federal Signal Corp. (b)......       1,457          8,771
Force Protection, Inc.
  (a)(b)......................       2,146         11,181
Freightcar America, Inc. (b)..         354          7,020
Gardner Denver, Inc. (b)......       1,683         71,612
Graco, Inc. (b)...............       2,008         57,369
Graham Corp. (b)..............         304          6,293
IDEX Corp. (b)................       2,662         82,921
John Bean Technologies Corp.
  (b).........................         925         15,734
K-Tron International, Inc.
  (a)(b)......................          78          8,482
Kaydon Corp. (b)..............       1,053         37,655
Kennametal, Inc. (b)..........       2,644         68,533
L.B. Foster Co. (a)...........         325          9,688
Lindsay Corp. (b).............         343         13,669
Middleby Corp. (a)(b).........         578         28,334
Mueller Industries, Inc. (b)..       1,210         30,056
Mueller Water Products, Inc.
  (Class A) (b)...............       4,998         25,990
NACCO Industries, Inc. (b)....         165          8,217
Nordson Corp. (b).............         982         60,079
Oshkosh Corp. (b).............       2,854        105,684
RBC Bearings, Inc. (a)(b).....         664         16,155
Robbins & Myers, Inc. (b).....         802         18,863
Sauer-Danfoss, Inc. (a)(b)....         331          3,975
Snap-On, Inc. (b).............       1,899         80,252
Sun Hydraulics Corp. (b)......         365          9,581
Tecumseh Products Co. (Class
  A) (a)(b)...................         479          5,600
Tennant Co. (b)...............         596         15,609
Terex Corp. (a)(b)............       3,462         68,582
The Gorman-Rupp Co. (b).......         437         12,079
The Greenbrier Cos., Inc.
  (b).........................         470          4,879
The Manitowoc Co., Inc. (b)...       4,269         42,562
The Timken Co. ...............       2,557         60,626
The Toro Co. (b)..............       1,149         48,040
Titan International, Inc.
  (b).........................       1,047          8,491
Trinity Industries, Inc. (b)..       2,527         44,071
Valmont Industries, Inc. (b)..         683         53,581
Wabtec Corp. (b)..............       1,603         65,467
Watts Water Technologies, Inc.
  (b).........................         969         29,961
                                             ------------
                                                1,776,506
                                             ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc.
  (b).........................       1,348         46,142
American Commercial Lines,
  Inc. (a)(b).................         292          5,352
Eagle Bulk Shipping, Inc.
  (a)(b)......................       2,215         10,964
Excel Maritime Carriers, Ltd.
  (a)(b)......................       1,623          9,998
Genco Shipping & Trading, Ltd.
  (a)(b)......................         906         20,276
Horizon Lines, Inc. (Class A)
  (b).........................         917          5,108
Kirby Corp. (a)(b)............       1,775         61,823
TBS International, Ltd.
  (a)(b)......................         468          3,440
                                             ------------
                                                  163,103
                                             ------------
MEDIA -- 1.8%
Arbitron, Inc. (b)............         815         19,087
Ascent Media Corp. (Class A)
  (a)(b)......................         470         11,999
Belo Corp. (b)................       2,764         15,036
Cinemark Holdings, Inc. (b)...       1,185         17,029
CKX, Inc. (a)(b)..............       2,006         10,572
Crown Media Holdings, Inc.
  (Class A) (a)(b)............         285            413
Dolan Media Co. (a)(b)........         897          9,158
Fisher Communications, Inc.
  (a)(b)......................         181          2,941
Gannett Co., Inc. (b).........       7,374        109,504
Harte-Hanks, Inc. (b).........       1,163         12,537
Journal Communications,
  Inc. .......................       1,252          4,870
Knology, Inc. (a)(b)..........         997         10,917
Lamar Advertising Co. (Class
  A) (a)(b)...................       1,833         56,988
Liberty Media Corp.-
  Interactive (Class A)
  (a)(b)......................       2,823         67,413
Live Nation, Inc. (a)(b)......       2,802         23,845
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b)......................         820          4,051
Mediacom Communications Corp.
  (Class A) (a)...............       1,195          5,342
Meredith Corp. (b)............       1,168         36,033
Morningstar, Inc. (a).........         726         35,095
National CineMedia, Inc. (b)..       1,381         22,883
PRIMEDIA, Inc. (b)............         565          2,040
RCN Corp. (a)(b)..............       1,126         12,217
Regal Entertainment Group
  (b).........................       2,539         36,663
Scholastic Corp. (b)..........         947         28,249
Sinclair Broadcast Group, Inc.
  (a)(b)......................       1,515          6,105
Sirius XM Radio, Inc. (a)(b)..     126,941         76,165
The E.W. Scripps Co. (Class A)
  (a)(b)......................         924          6,431
The New York Times Co. (Class
  A) (a)(b)...................       3,160         39,058
Valassis Communications, Inc.
  (a).........................       1,632         29,800


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Value Line, Inc. (b)..........          21   $        527
Warner Music Group Corp.
  (a)(b)......................       1,723          9,752
World Wrestling Entertainment,
  Inc. (Class A) (b)..........         953         14,610
                                             ------------
                                                  737,330
                                             ------------
METALS & MINING -- 1.7%
A.M. Castle & Co. (b).........         537          7,352
AK Steel Holding Corp. (b)....       3,599         76,839
Allied Nevada Gold Corp.
  (a)(b)......................       2,047         30,869
AMCOL International Corp.
  (b).........................         882         25,066
Brush Engineered Materials,
  Inc. (a)....................         617         11,439
Carpenter Technology Corp.
  (b).........................       1,442         38,862
Century Aluminum Co. (a)(b)...       2,159         34,954
Coeur d'Alene Mines Corp.
  (a)(b)......................       2,454         44,319
Commercial Metals Co. (b).....       3,706         57,999
Compass Minerals
  International, Inc. (b).....       1,064         71,490
Haynes International, Inc.
  (b).........................         361         11,902
Hecla Mining Co. (a)..........       7,946         49,106
Horsehead Holding Corp.
  (a)(b)......................       1,306         16,652
Kaiser Aluminum Corp. (b).....         532         22,142
Olympic Steel, Inc. (b).......         287          9,350
Royal Gold, Inc. (b)..........       1,346         63,397
RTI International Metals, Inc.
  (a)(b)......................         938         23,609
Schnitzer Steel Industries,
  Inc. (Class A) (b)..........         661         31,530
Stillwater Mining Co. (a).....       1,346         12,760
Titanium Metals Corp. (a)(b)..       2,722         34,079
US Gold Corp. (a).............       3,023          7,497
Worthington Industries, Inc.
  (b).........................       2,167         28,323
                                             ------------
                                                  709,536
                                             ------------
MULTI-UTILITIES -- 0.3%
Avista Corp. (b)..............       1,777         38,365
Black Hills Corp. (b).........       1,263         33,634
CH Energy Group, Inc. (b).....         517         21,983
NorthWestern Corp. (b)........       1,175         30,573
                                             ------------
                                                  124,555
                                             ------------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)(b)...       1,594         20,834
Big Lots, Inc. (a)(b).........       2,652         76,855
Dillard's, Inc. (Class A)
  (b).........................       1,785         32,933
Fred's, Inc. (Class A) (b)....       1,145         11,679
Retail Ventures, Inc. (a)(b)..         630          5,601
Saks, Inc. (a)(b).............       4,551         29,854
                                             ------------
                                                  177,756
                                             ------------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp.
  (Class A) (a)(b)............       1,890         53,600
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 3.8%
Alon USA Energy, Inc. (b).....         363          2,483
APCO Oil and Gas
  International, Inc. (b).....         280          6,188
Arena Resources, Inc. (a).....       1,238         53,383
Atlas Energy, Inc. (b)........       2,547         76,843
ATP Oil & Gas Corp. (a)(b)....       1,407         25,720
Berry Petroleum Co. (Class A)
  (b).........................       1,327         38,682
Bill Barrett Corp. (a)(b).....       1,086         33,785
BP Prudhoe Bay Royalty Trust
  (b).........................         678         56,138
BPZ Resources, Inc. (a)(b)....       3,454         32,813
Brigham Exploration Co.
  (a)(b)......................       3,054         41,382
Carrizo Oil & Gas, Inc.
  (a)(b)......................         932         24,689
Cheniere Energy, Inc. (a)(b)..       1,725          4,175
Clayton Williams Energy, Inc.
  (a)(b)......................         287         10,056
Clean Energy Fuels Corp.
  (a)(b)......................       1,267         19,524
Cloud Peak Energy, Inc.
  (a)(b)......................       1,092         15,900
Comstock Resources, Inc.
  (a)(b)......................       1,522         61,748
Contango Oil & Gas Co.
  (a)(b)......................         422         19,838
Crosstex Energy, Inc. (b).....       1,390          8,410
CVR Energy, Inc. (a)(b).......       1,883         12,917
Delek US Holdings, Inc. (b)...         435          2,962
Delta Petroleum Corp. (a)(b)..       5,879          6,114
DHT Maritime, Inc. (b)........       1,314          4,836
Encore Acquisition Co. (a)....       1,784         85,668
Frontier Oil Corp. ...........       3,354         40,382
Gastar Exploration, Ltd.
  (a)(b)......................       1,493          7,151
General Maritime Corp. (b)....       1,727         12,072
GMX Resources, Inc. (a)(b)....         977         13,424
Goodrich Petroleum Corp.
  (a)(b)......................         820         19,967
Gulfport Energy Corp. (a).....         808          9,252
Harvest Natural Resources,
  Inc. (a)(b).................       1,053          5,570
Holly Corp. (b)...............       1,363         34,934
Hugoton Royalty Trust (b).....       1,234         19,843
International Coal Group, Inc.
  (a)(b)......................       3,122         12,051
Isramco, Inc. (a).............          43          3,075
James River Coal Co. (a)(b)...         869         16,103
Mariner Energy, Inc. (a)(b)...       3,350         38,894
Massey Energy Co. (b).........       2,811        118,090
McMoRan Exploration Co.
  (a)(b)......................       2,502         20,066
Overseas Shipholding Group,
  Inc. (b)....................         800         35,160
Patriot Coal Corp. (a)(b).....       2,466         38,124
Penn Virginia Corp. (b).......       1,438         30,615
Petroleum Development Corp.
  (a)(b)......................         582         10,598
Petroquest Energy, Inc.
  (a)(b)......................       1,831         11,224
Rentech, Inc. (a)(b)..........       6,528          8,029
Resolute Energy Corp. (a).....       1,370         15,782
Rosetta Resources, Inc.
  (a)(b)......................       1,764         35,157
SandRidge Energy, Inc.
  (a)(b)......................       5,939         56,005
Ship Finance International,
  Ltd. (b)....................       1,294         17,637
Southern Union Co. (b)........       3,445         78,201
St. Mary Land & Exploration
  Co. (b).....................       2,055         70,363
Stone Energy Corp. (a)........       1,311         23,664
Swift Energy Co. (a)..........       1,175         28,153
Teekay Corp. (b)..............       1,385         32,146
USEC, Inc. (a)(b).............       3,664         14,106
VAALCO Energy, Inc. (b).......       1,944          8,845
Venoco, Inc. (a)(b)...........         629          8,202
W & T Offshore, Inc. (b)......       1,173         13,724
Warren Resources, Inc.
  (a)(b)......................       1,858          4,552
Western Refining, Inc.
  (a)(b)......................       1,710          8,054
World Fuel Services Corp.
  (b).........................       1,861         49,856
                                             ------------
                                                1,613,325
                                             ------------
PAPER & FOREST PRODUCTS -- 0.5%
Buckeye Technologies, Inc.
  (a)(b)......................       1,159         11,312
Clearwater Paper Corp. (a)....         342         18,800
Deltic Timber Corp. (b).......         347         16,024
Domtar Corp. (a)(b)...........       1,361         75,413
Glatfelter....................       1,577         19,161
Louisiana-Pacific Corp.
  (a)(b)......................       4,084         28,506
Neenah Paper, Inc. (b)........         439          6,124


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Schweitzer-Mauduit
  International, Inc. (b).....         530   $     37,285
Wausau-Mosinee Paper Corp.
  (b).........................       1,485         17,226
                                             ------------
                                                  229,851
                                             ------------
PERSONAL PRODUCTS -- 0.8%
Bare Escentuals, Inc. (a)(b)..       2,243         27,432
Chattem, Inc. (a)(b)..........         615         57,379
Elizabeth Arden, Inc. (a)(b)..         810         11,696
Herbalife, Ltd. ..............       2,035         82,560
Inter Parfums, Inc. (b).......         427          5,197
NBTY, Inc. (a)(b).............       1,794         78,111
Nu Skin Enterprises, Inc.
  (Class A) (b)...............       1,629         43,771
Prestige Brands Holdings, Inc.
  (a).........................       1,507         11,845
Revlon, Inc. (a)(b)...........         452          7,688
USANA Health Sciences, Inc.
  (a)(b)......................         244          7,784
                                             ------------
                                                  333,463
                                             ------------
PHARMACEUTICALS -- 1.1%
Acura Pharmaceuticals, Inc.
  (a)(b)......................         316          1,684
Akorn, Inc. (a)(b)............       1,570          2,810
Ardea Biosciences, Inc.
  (a)(b)......................         454          6,356
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................       1,434         42,991
Biodel, Inc. (a)(b)...........         444          1,927
Cadence Pharmaceuticals, Inc.
  (a)(b)......................       1,041         10,066
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)...         339          2,048
Cumberland Pharmaceuticals,
  Inc. (a)(b).................         258          3,506
Cypress Bioscience, Inc.
  (a)(b)......................       1,273          7,332
Durect Corp. (a)(b)...........       2,603          6,429
Impax Laboratories, Inc.
  (a)(b)......................       1,642         22,331
Inspire Pharmaceuticals, Inc.
  (a)(b)......................       2,053         11,333
MAP Pharmaceuticals, Inc.
  (a)(b)......................         463          4,412
Medicis Pharmaceutical Corp.
  (Class A) (b)...............       1,860         50,313
Nektar Therapeutics (a)(b)....       2,882         26,860
Optimer Pharmaceuticals, Inc.
  (a)(b)......................         939         10,592
Pain Therapeutics, Inc.
  (a)(b)......................       1,033          5,537
Par Pharmaceutical Cos., Inc.
  (a)(b)......................       1,147         31,038
POZEN, Inc. (a)(b)............         834          4,996
Questcor Pharmaceuticals, Inc.
  (a)(b)......................       1,841          8,745
Salix Pharmaceuticals, Ltd.
  (a)(b)......................       1,812         46,025
Sucampo Pharmaceuticals, Inc.
  (a)(b)......................         225            909
The Medicines Co. (a)(b)......       1,714         14,295
Valeant Pharmaceuticals
  International (a)(b)........       2,312         73,499
ViroPharma, Inc. (a)(b).......       2,384         20,002
VIVUS, Inc. (a)(b)............       2,563         23,554
XenoPort, Inc. (a)(b).........       1,016         18,857
                                             ------------
                                                  458,447
                                             ------------
PROFESSIONAL SERVICES -- 1.0%
Administaff, Inc. (b).........         692         16,324
Advisory Board Co. (a)(b).....         556         17,047
CBIZ, Inc. (a)(b).............       1,554         11,966
CDI Corp. (b).................         415          5,374
CoStar Group, Inc. (a)(b).....         647         27,025
CRA International, Inc.
  (a)(b)......................         326          8,688
Exponent, Inc. (a)(b).........         435         12,110
Heidrick & Struggles
  International, Inc. (b).....         510         15,932
Hill International, Inc.
  (a)(b)......................         894          5,579
Huron Consulting Group, Inc.
  (a)(b)......................         691         15,921
ICF International, Inc.
  (a)(b)......................         349          9,353
Kelly Services, Inc. (Class A)
  (a)(b)......................         830          9,902
Kforce, Inc. (a)..............       1,120         14,000
Korn/Ferry International
  (a)(b)......................       1,392         22,968
Mistras Group, Inc. (a).......         254          3,825
Monster Worldwide, Inc.
  (a)(b)......................       4,161         72,401
MPS Group, Inc. (a)(b)........       2,959         40,657
Navigant Consulting, Inc.
  (a)(b)......................       1,596         23,717
Odyssey Marine Exploration,
  Inc. (a)(b).................       1,841          2,596
Resources Connection, Inc.
  (a)(b)......................       1,410         29,920
School Specialty, Inc.
  (a)(b)......................         498         11,648
Spherion Corp. (a)............       1,627          9,144
The Corporate Executive Board
  Co. (b).....................       1,156         26,380
TrueBlue, Inc. (a)(b).........       1,330         19,697
Volt Information Sciences,
  Inc. (a)....................         372          3,720
                                             ------------
                                                  435,894
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 8.0%
Acadia Realty Trust (b).......       1,258         21,222
Alexander's, Inc. (a)(b)......          88         26,789
Alexandria Real Estate
  Equities, Inc. (b)..........       1,423         91,485
American Campus Communities,
  Inc. (b)....................       1,726         48,501
American Capital Agency Corp.
  (b).........................         611         16,216
Anworth Mortgage Asset Corp.
  (b).........................       3,645         25,515
Apartment Investment &
  Management Co. (Class A)
  (b).........................       3,733         59,429
ARMOUR Residential REIT, Inc.
  (a)(b)......................         810          6,683
Ashford Hospitality Trust
  (a)(b)......................       2,228         10,338
BioMed Realty Trust, Inc.
  (b).........................       3,090         48,760
Brandywine Realty Trust (b)...       4,154         47,356
BRE Properties, Inc. (b)......       1,785         59,048
Camden Property Trust (b).....       2,066         87,536
Capital Lease Funding, Inc.
  (b).........................       1,408          6,167
Capstead Mortgage Corp. (b)...       2,104         28,720
CBL & Associates Properties,
  Inc. (b)....................       4,485         43,370
Cedar Shopping Centers, Inc.
  (b).........................       1,409          9,581
Chimera Investment Corp. (b)..      20,313         78,814
Colonial Properties Trust
  (b).........................       2,252         26,416
Colony Financial, Inc. (b)....         378          7,700
Corporate Office Properties
  Trust (b)...................       1,930         70,696
Cousins Properties, Inc. (b)..       2,666         20,342
CreXus Investment Corp.
  (a)(b)......................         381          5,319
DCT Industrial Trust, Inc.
  (b).........................       6,723         33,749
Developers Diversified Realty
  Corp. (b)...................       4,312         39,929
DiamondRock Hospitality Co.
  (b).........................       3,919         33,194
Douglas Emmett, Inc. (b)......       3,902         55,603
Duke Realty Corp. (b).........       7,358         89,547
DuPont Fabros Technology, Inc.
  (b).........................       1,353         24,340
EastGroup Properties, Inc.
  (b).........................         874         33,457
Education Realty Trust,
  Inc. .......................       1,687          8,165
Entertainment Properties Trust
  (b).........................       1,319         46,521
Equity Lifestyle Properties,
  Inc. (b)....................       1,007         50,823
Equity One, Inc. (b)..........       1,198         19,372
Essex Property Trust, Inc.
  (b).........................         916         76,623
Extra Space Storage, Inc.
  (b).........................       2,829         32,675
FelCor Lodging Trust, Inc.
  (a)(b)......................       1,928          6,941
First Industrial Realty Trust,
  Inc. (a)(b).................       1,873          9,796


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
First Potomac Realty Trust
  (b).........................         869   $     10,923
Franklin Street Properties
  Corp. (b)...................       2,334         34,100
Getty Realty Corp. (b)........         547         12,871
Government Properties Income
  Trust (b)...................         325          7,469
Hatteras Financial Corp. (b)..       1,178         32,937
Healthcare Realty Trust, Inc.
  (b).........................       1,919         41,182
Highwoods Properties, Inc.
  (b).........................       2,325         77,539
Home Properties, Inc. (b).....       1,063         50,716
Hospitality Properties Trust..       3,917         92,872
HRPT Properties Trust (b).....       7,280         47,102
Inland Real Estate Corp. (b)..       2,401         19,568
Invesco Mortgage Capital, Inc.
  (b).........................         286          6,509
Investors Real Estate Trust
  (b).........................       2,408         21,672
iStar Financial, Inc. (a)(b)..       3,172          8,120
Kilroy Realty Corp. (b).......       1,404         43,061
Kite Realty Group Trust (b)...       2,160          8,791
LaSalle Hotel Properties (b)..       2,016         42,800
Lexington Realty Trust (b)....       3,265         19,851
LTC Properties, Inc. (b)......         736         19,688
Mack-Cali Realty Corp. (b)....       2,551         88,188
Medical Properties Trust, Inc.
  (b).........................       2,666         26,660
MFA Financial, Inc. (b).......       9,000         66,150
Mid-America Apartment
  Communities, Inc. (b).......         926         44,707
National Health Investors,
  Inc. (b)....................         745         27,558
National Retail Properties,
  Inc. (b)....................       2,579         54,726
NorthStar Realty Finance Corp.
  (b).........................       1,915          6,568
OMEGA Healthcare Investors,
  Inc. (b)....................       2,686         52,243
Parkway Properties, Inc. (b)..         649         13,512
Pebblebrook Hotel Trust (a)...         608         13,382
Pennsylvania Real Estate
  Investment Trust (b)........       1,235         10,448
Pennymac Mortgage Investment
  Trust (a)...................         530          9,105
Post Properties, Inc. (b).....       1,484         29,086
Potlatch Corp. (b)............       1,289         41,093
PS Business Parks, Inc. ......         603         30,180
RAIT Investment Trust (a).....       1,796          2,353
Ramco-Gershenson Properties
  Trust (b)...................       1,031          9,836
Redwood Trust, Inc. (b).......       2,263         32,723
Saul Centers, Inc. (b)........         203          6,650
Senior Housing Properties
  Trust (b)...................       4,072         89,055
SL Green Realty Corp. (b).....       2,476        124,394
Sovran Self Storage, Inc.
  (b).........................         871         31,121
Starwood Property Trust, Inc.
  (b).........................       1,344         25,388
Sun Communities, Inc. (b).....         514         10,152
Sunstone Hotel Investors, Inc.
  (a)(b)......................       3,127         27,768
Tanger Factory Outlet Centers,
  Inc. (b)....................       1,297         50,570
Taubman Centers, Inc. (b).....       1,742         62,555
The Macerich Co. (b)..........       3,151        113,278
U-Store-It Trust..............       2,575         18,849
UDR, Inc. (b).................       5,004         82,266
Universal Health Realty Income
  Trust (b)...................         338         10,826
Urstadt Biddle Properties
  (b).........................         104          1,560
Urstadt Biddle Properties
  (Class A) (b)...............         583          8,902
Walter Investment Management
  Corp. (b)...................         828         11,865
Washington Real Estate
  Investment Trust (b)........       1,941         53,475
Weingarten Realty Investors
  (b).........................       3,938         77,933
                                             ------------
                                                3,369,634
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)..         283          4,814
Forest City Enterprises, Inc.
  (Class A) (a)(b)............       3,936         46,366
Forestar Real Estate Group,
  Inc. (a)(b).................       1,230         27,035
Jones Lang LaSalle, Inc. (b)..       1,321         79,789
Tejon Ranch Co. (a)...........         391         11,425
                                             ------------
                                                  169,429
                                             ------------
ROAD & RAIL -- 1.0%
AMERCO, Inc. (a)(b)...........         189          9,397
Arkansas Best Corp. (b).......         754         22,190
Avis Budget Group, Inc.
  (a)(b)......................       3,303         43,335
Con-way, Inc. (b).............       1,600         55,856
Dollar Thrifty Automotive
  Group, Inc. (a)(b)..........         897         22,972
Genesee & Wyoming, Inc. (Class
  A) (a)(b)...................       1,200         39,168
Heartland Express, Inc. (b)...       1,758         26,845
Knight Transportation, Inc.
  (b).........................       1,861         35,899
Landstar Systems, Inc. (b)....       1,704         66,064
Marten Transport, Ltd.
  (a)(b)......................         460          8,257
Old Dominion Freight Line,
  Inc. (a)....................         995         30,547
Patriot Transportation
  Holding, Inc. (a)(b)........          59          5,573
RailAmerica, Inc. (a).........         714          8,711
Universal Truckload Services,
  Inc. (b)....................         212          3,837
Werner Enterprises, Inc. (b)..       1,674         33,128
YRC Worldwide, Inc. (a)(b)....       1,755          1,474
                                             ------------
                                                  413,253
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
Actel Corp. (a)(b)............         777          9,231
Advanced Analogic
  Technologies, Inc. (a)......       1,346          5,303
Advanced Energy Industries,
  Inc. (a)(b).................       1,011         15,246
Amkor Technology, Inc.
  (a)(b)......................       3,740         26,778
Anadigics, Inc. (a)(b)........       1,907          8,048
Applied Micro Circuits Corp.
  (a)(b)......................       2,171         16,217
Atheros Communications, Inc.
  (a)(b)......................       1,978         67,727
Atmel Corp. (a)(b)............      12,774         58,888
ATMI, Inc. (a)(b).............       1,054         19,625
Brooks Automation, Inc. (a)...       1,815         15,573
Cabot Microelectronics Corp.
  (a)(b)......................         772         25,445
Cavium Networks, Inc. (a)(b)..       1,211         28,858
Cirrus Logic, Inc. (a)(b).....       1,773         12,092
Cohu, Inc. (b)................         651          9,081
Cymer, Inc. (a)(b)............         937         35,962
Cypress Semiconductor Corp.
  (a)(b)......................       5,162         54,511
Diodes, Inc. (a)(b)...........       1,059         21,657
DSP Group, Inc. (a)(b)........         714          4,020
Entegris, Inc. (a)(b).........       4,272         22,556
Exar Corp. (a)(b).............       1,157          8,226
Fairchild Semiconductor
  International, Inc. (a).....       3,943         39,391
FEI Co. (a)(b)................       1,219         28,476


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Formfactor, Inc. (a)(b).......       1,597   $     34,751
Hittite Microwave Corp.
  (a)(b)......................         630         25,672
Integrated Device Technology,
  Inc. (a)....................       5,233         33,858
International Rectifier Corp.
  (a).........................       2,365         52,314
Intersil Corp. (Class A) (b)..       3,992         61,237
IXYS Corp. (a)................         753          5,587
Kulicke & Soffa Industries,
  Inc. (a)(b).................       2,370         12,774
Lattice Semiconductor Corp.
  (a)(b)......................       3,412          9,212
Micrel, Inc. (b)..............       1,455         11,931
Microsemi Corp. (a)(b)........       2,644         46,931
MKS Instruments, Inc. (a).....       1,428         24,861
Monolithic Power Systems, Inc.
  (a)(b)......................       1,152         27,613
Netlogic Microsystems, Inc.
  (a)(b)......................         614         28,404
Novellus Systems, Inc.
  (a)(b)......................       3,229         75,365
OmniVision Technologies, Inc.
  (a)(b)......................       1,702         24,730
PMC-Sierra, Inc. (a)(b).......       7,272         62,976
Power Integrations, Inc. (b)..         877         31,888
Rambus, Inc. (a)(b)...........       3,477         84,839
RF Micro Devices, Inc.
  (a)(b)......................       7,740         36,920
Rubicon Technology, Inc.
  (a)(b)......................         412          8,368
Semtech Corp. (a).............       1,908         32,455
Sigma Designs, Inc. (a)(b)....         803          8,592
Silicon Image, Inc. (a)(b)....       2,225          5,740
Silicon Laboratories, Inc.
  (a)(b)......................       1,440         69,610
Silicon Storage Technology,
  Inc. (a)(b).................       2,642          6,764
Skyworks Solutions, Inc. (a)..       5,401         76,640
Standard Microsystems Corp.
  (a).........................         683         14,193
Supertex, Inc. (a)(b).........         379         11,294
Teradyne, Inc. (a)(b).........       5,566         59,723
Tessera Technologies, Inc.
  (a).........................       1,614         37,558
Trident Microsystems, Inc.
  (a)(b)......................       1,848          3,437
TriQuint Semiconductor, Inc.
  (a)(b)......................       5,046         30,276
Ultratech, Inc. (a)(b)........         684         10,164
Veeco Instruments, Inc.
  (a)(b)......................       1,175         38,822
Volterra Semiconductor Corp.
  (a)(b)......................         861         16,462
Zoran Corp. (a)...............       1,561         17,249
                                             ------------
                                                1,672,121
                                             ------------
SOFTWARE -- 3.8%
ACI Worldwide, Inc. (a)(b)....       1,127         19,328
Advent Software, Inc. (a)(b)..         451         18,369
ArcSight, Inc. (a)(b).........         962         24,608
Ariba, Inc. (a)...............       2,820         35,306
Blackbaud, Inc. (b)...........       1,434         33,885
Blackboard, Inc. (a)(b).......         943         42,803
Bottomline Technologies, Inc.
  (a)(b)......................         806         14,161
Cadence Design Systems, Inc.
  (a)(b)......................       8,456         50,651
Commvault Systems, Inc.
  (a)(b)......................       1,287         30,489
Compuware Corp. (a)(b)........       7,718         55,801
Concur Technologies, Inc.
  (a)(b)......................       1,335         57,071
Deltek, Inc. (a)(b)...........       1,217          9,468
DemandTec, Inc. (a)(b)........         614          5,385
Ebix, Inc. (a)(b).............         388         18,946
Epicor Software Corp. (a)(b)..       1,580         12,040
EPIQ Systems, Inc. (a)(b).....       1,036         14,494
Fair Isaac Corp. (b)..........       1,587         33,819
FalconStor Software, Inc.
  (a)(b)......................       1,096          4,450
Fortinet, Inc. (a)(b).........         475          8,346
i2 Technologies, Inc. (a)(b)..         515          9,847
Informatica Corp. (a)(b)......       2,898         74,942
Jack Henry & Associates, Inc.
  (b).........................       2,769         64,019
JDA Software Group, Inc. (a)..       1,069         27,227
Kenexa Corp. (a)..............         599          7,817
Lawson Software, Inc. (a)(b)..       4,804         31,947
Manhattan Associates, Inc.
  (a)(b)......................         722         17,350
Mentor Graphics Corp. (a)(b)..       3,107         27,435
MICROS Systems, Inc. (a)(b)...       2,652         82,292
MicroStrategy, Inc. (a).......         288         27,078
Monotype Imaging Holdings,
  Inc. (a)(b).................         695          6,276
Netscout Systems, Inc. (a)....       1,123         16,441
NetSuite, Inc. (a)............         797         12,736
Novell, Inc. (a)..............      11,464         47,576
OPNET Technologies, Inc. (b)..         473          5,766
Parametric Technology Corp.
  (a)(b)......................       3,784         61,831
Pegasystems, Inc. (b).........         469         15,946
Progress Software Corp. (a)...       1,342         39,200
Quality Systems, Inc. (b).....         589         36,983
Quest Software, Inc. (a)(b)...       2,013         37,039
Radiant Systems, Inc. (a)(b)..         848          8,819
Renaissance Learning, Inc.
  (b).........................         221          2,511
Rosetta Stone, Inc. (a)(b)....         316          5,672
S1 Corp. (a)..................       1,517          9,891
Smith Micro Software, Inc.
  (a).........................       1,046          9,560
Solarwinds, Inc. (a)(b).......         992         22,826
Solera Holdings, Inc. (b).....       2,292         82,535
SonicWALL, Inc. (a)...........       1,695         12,899
Sourcefire, Inc. (a)(b).......         675         18,056
SuccessFactors, Inc. (a)(b)...       1,792         29,711
Symyx Technologies, Inc.
  (a)(b)......................       1,041          5,726
Synchronoss Technologies, Inc.
  (a).........................         566          8,948
Take-Two Interactive Software,
  Inc. (a)(b).................       2,564         25,768
Taleo Corp. (Class A) (a)(b)..         999         23,497
TeleCommunication Systems,
  Inc. (Class A) (a)(b).......       1,233         11,935
THQ, Inc. (a)(b)..............       2,038         10,272
TIBCO Software, Inc. (a)(b)...       5,765         55,517
TiVo, Inc. (a)(b).............       3,495         35,579
Tyler Technologies, Inc.
  (a)(b)......................       1,120         22,299
Ultimate Software Group, Inc.
  (a)(b)......................         846         24,847
Vasco Data Security
  International (a)(b)........         866          5,430
Websense, Inc. (a)(b).........       1,305         22,785
                                             ------------
                                                1,594,251
                                             ------------
SPECIALTY RETAIL -- 3.8%
Aaron's, Inc. (b).............       1,569         43,508
Aeropostale, Inc. (a)(b)......       2,201         74,944
AnnTaylor Stores Corp.
  (a)(b)......................       1,892         25,807
Asbury Automotive Group, Inc.
  (a)(b)......................         960         11,069
Barnes & Noble, Inc. (b)......       1,245         23,742
Bebe Stores, Inc. (b).........         899          5,637
Big 5 Sporting Goods Corp.
  (b).........................         571          9,810
Blockbuster, Inc. (Class A)
  (a)(b)......................       5,293          3,546
Brown Shoe Co., Inc. (b)......       1,387         13,690
Cabela's, Inc. (a)(b).........       1,439         20,520
Charming Shoppes, Inc.
  (a)(b)......................       2,961         19,158
Chico's FAS, Inc. (a)(b)......       5,625         79,031
Christopher & Banks Corp.
  (b).........................       1,057          8,054
Citi Trends, Inc. (a)(b)......         512         14,141
Coldwater Creek, Inc. (a)(b)..       1,781          7,943
Collective Brands, Inc.
  (a)(b)......................       2,143         48,796
Conn's, Inc. (a)(b)...........         342          1,997
Dick's Sporting Goods, Inc.
  (a)(b)......................       2,739         68,119
DSW, Inc. (Class A) (a)(b)....         437         11,310


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Foot Locker, Inc. (b).........       4,921   $     54,820
Genesco, Inc. (a)(b)..........         707         19,414
Group 1 Automotive, Inc.
  (a)(b)......................         818         23,190
Gymboree Corp. (a)(b).........         973         42,316
hhgregg, Inc. (a)(b)..........         732         16,126
Hibbett Sports, Inc. (a)(b)...         939         20,649
Hot Topic, Inc. (a)(b)........       1,371          8,720
J. Crew Group, Inc. (a)(b)....       1,660         74,268
Jo-Ann Stores, Inc. (a).......         863         31,275
Jos. A. Bank Clothiers, Inc.
  (a)(b)......................         600         25,314
Lumber Liquidators Holdings,
  Inc. (a)....................         508         13,614
Monro Muffler Brake, Inc.
  (b).........................         638         21,335
New York & Co., Inc. (a)(b)...         808          3,466
Office Depot, Inc. (a)(b).....       8,740         56,373
OfficeMax, Inc. (a)(b)........       2,498         31,700
Pacific Sunwear of California,
  Inc. (a)(b).................       2,062          8,207
Penske Automotive Group, Inc.
  (a)(b)......................       1,249         18,960
RadioShack Corp. (b)..........       4,134         80,613
Rent-A-Center, Inc. (a)(b)....       2,098         37,177
Rue21, Inc. (a)...............         242          6,798
Sally Beauty Holdings, Inc.
  (a)(b)......................       2,886         22,078
Signet Jewelers, Ltd. (a).....       2,734         73,052
Sonic Automotive, Inc. (Class
  A) (a)(b)...................       1,163         12,084
Stage Stores, Inc. (b)........       1,176         14,535
Stein Mart, Inc. (a)(b).......         912          9,722
Systemax, Inc. (b)............         116          1,822
The Buckle, Inc. (b)..........         909         26,616
The Cato Corp. (Class A) (b)..         912         18,295
The Children's Place Retail
  Stores, Inc. (a)(b).........         615         20,301
The Dress Barn, Inc. (a)(b)...       2,055         47,471
The Finish Line, Inc. (Class
  A)..........................       1,705         21,398
The Mens Wearhouse, Inc. (b)..       1,530         32,222
The Pep Boys -- Manny, Moe &
  Jack (b)....................       1,614         13,654
The Talbots, Inc. (a)(b)......         690          6,148
The Wet Seal, Inc. (Class A)
  (a)(b)......................       3,059         10,554
Tractor Supply Co. (a)(b).....       1,153         61,063
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)......       1,196         21,719
Vitamin Shoppe, Inc. (a)......         293          6,516
Williams-Sonoma, Inc. (b).....       3,098         64,376
Zumiez, Inc. (a)(b)...........         614          7,810
                                             ------------
                                                1,576,593
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
American Apparel, Inc.
  (a)(b)......................       1,027          3,184
Carter's, Inc. (a)(b).........       1,840         48,300
Columbia Sportswear Co. (b)...         452         17,646
Crocs, Inc. (a)(b)............       2,466         14,179
Deckers Outdoor Corp. (a)(b)..         429         43,638
FGX International Holdings,
  Ltd. (a)(b).................         501          9,815
Fossil, Inc. (a)(b)...........       1,544         51,817
Hanesbrands, Inc. (a)(b)......       3,006         72,475
Iconix Brand Group, Inc.
  (a)(b)......................       2,368         29,955
Jones Apparel Group, Inc. ....       2,783         44,695
K-Swiss, Inc. (Class A)
  (a)(b)......................         789          7,843
Kenneth Cole Productions, Inc.
  (Class A) (a)(b)............         247          2,383
Liz Claiborne, Inc. (a)(b)....       3,277         18,449
Maidenform Brands, Inc. (a)...         561          9,363
Movado Group, Inc. (b)........         542          5,268
Oxford Industries, Inc. (b)...         424          8,768
Phillips-Van Heusen Corp.
  (b).........................       1,695         68,953
Quiksilver, Inc. (a)(b).......       3,836          7,749
Skechers USA, Inc. (a)(b).....       1,070         31,469
Steven Madden, Ltd. (a).......         557         22,971
The Timberland Co. (Class A)
  (a)(b)......................       1,468         26,321
The Warnaco Group, Inc.
  (a)(b)......................       1,511         63,749
True Religion Apparel, Inc.
  (a)(b)......................         804         14,866
Under Armour, Inc. (Class A)
  (a)(b)......................       1,256         34,251
UniFirst Corp. ...............         420         20,206
Volcom, Inc. (a)(b)...........         567          9,492
Weyco Group, Inc. (b).........         252          5,957
Wolverine World Wide, Inc. ...       1,554         42,300
                                             ------------
                                                  736,062
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Astoria Financial Corp. (b)...       2,864         35,600
Bank Mutual Corp. (b).........       1,458         10,089
BankFinancial Corp. (b).......         686          6,791
Beneficial Mutual Bancorp,
  Inc. (a)(b).................       1,122         11,041
Berkshire Hills Bancorp, Inc.
  (b).........................         419          8,665
Brookline Bancorp, Inc. (b)...       1,936         19,186
Clifton Savings Bancorp, Inc.
  (b).........................         335          3,139
Dime Community Bancshares
  (b).........................         971         11,380
Doral Financial Corp. (a)(b)..         181            657
ESSA Bancorp, Inc. (b)........         461          5,394
Fannie Mae (a)(b).............      35,407         41,780
First Financial Holdings, Inc.
  (b).........................         599          7,781
First Financial Northwest,
  Inc. (b)....................         492          3,223
First Niagara Financial Group,
  Inc. .......................       5,868         81,624
Flagstar Bancorp, Inc.
  (a)(b)......................         252            151
Flushing Financial Corp. (b)..         865          9,740
Freddie Mac (a)...............      21,184         31,141
Kearny Financial Corp. (b)....         655          6,602
Meridian Interstate Bancorp,
  Inc. (a)(b).................         386          3,354
MGIC Investment Corp. (a)(b)..       4,077         23,565
NewAlliance Bancshares, Inc.
  (b).........................       3,247         38,996
Northwest Bancshares, Inc. ...       1,344         15,214
Ocwen Financial Corp. (a)(b)..       2,402         22,987
Oritani Financial Corp. (b)...         322          4,421
Provident Financial Services,
  Inc. (b)....................       1,850         19,703
Provident New York Bancorp
  (b).........................       1,144          9,655
Radian Group, Inc. (b)........       2,538         18,553
Rockville Financial, Inc.
  (b).........................         312          3,276
Roma Financial Corp. (b)......         240          2,966
The PMI Group, Inc. (a)(b)....       2,420          6,098
TrustCo Bank Corp. NY (b).....       2,532         15,952
United Financial Bancorp, Inc.
  (b).........................         563          7,381
ViewPoint Financial Group
  (b).........................         344          4,957
Washington Federal, Inc. (b)..       3,709         71,732
Waterstone Financial, Inc.
  (a)(b)......................         279            572
Westfield Financial, Inc.
  (b).........................         996          8,217
WSFS Financial Corp. (b)......         190          4,870
                                             ------------
                                                  576,453
                                             ------------
TOBACCO -- 0.2%
Alliance One International,
  Inc. (a)(b).................       2,676         13,059
Star Scientific, Inc. (a)(b)..       2,456          1,719
Universal Corp. (b)...........         824         37,583
Vector Group, Ltd. (b)........       1,262         17,668
                                             ------------
                                                   70,029
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Aceto Corp. (b)...............         854   $      4,398
Aircastle, Ltd. (b)...........       1,352         13,317
Applied Industrial
  Technologies, Inc. (b)......       1,272         28,073
Beacon Roofing Supply, Inc.
  (a)(b)......................       1,475         23,600
GATX Corp. (b)................       1,312         37,720
H&E Equipment Services, Inc.
  (a)(b)......................         814          8,539
Interline Brands, Inc. (a)....       1,114         19,239
Kaman Corp. (Class A) (b).....         866         19,996
Lawson Products, Inc. (b).....         129          2,277
RSC Holdings, Inc. (a)(b).....       1,480         10,419
Rush Enterprises, Inc. (Class
  A) (a)(b)...................         989         11,759
TAL International Group, Inc.
  (b).........................         354          4,683
Textainer Group Holdings, Ltd.
  (b).........................         547          9,244
Titan Machinery, Inc. (a)(b)..         498          5,747
United Rentals, Inc. (a)(b)...       2,023         19,846
Watsco, Inc. (b)..............         918         44,964
WESCO International, Inc.
  (a)(b)......................       1,337         36,112
                                             ------------
                                                  299,933
                                             ------------
WATER UTILITIES -- 0.2%
American States Water Co.
  (b).........................         648         22,946
California Water Service Group
  (b).........................         630         23,196
Connecticut Water Service,
  Inc. (b)....................         288          7,134
Middlesex Water Co. (b).......         436          7,687
SJW Corp. (b).................         394          8,892
                                             ------------
                                                   69,855
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ICO Global Communications
  Holdings, Ltd. (a)..........       3,402          3,674
Leap Wireless International,
  Inc. (a)(b).................       2,000         35,100
NTELOS Holdings Corp. (b).....         952         16,965
Shenandoah Telecommunications
  Co. (b).....................         776         15,792
Syniverse Holdings, Inc. (a)..       2,226         38,910
USA Mobility, Inc. (b)........         688          7,574
                                             ------------
                                                  118,015
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $40,789,441)..........                 41,830,252
                                             ------------
SHORT TERM INVESTMENTS -- 29.3%
MONEY MARKET FUNDS -- 29.3%
State Street Institutional
  Liquid Reserves Fund (d)....      59,130         59,130
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............  12,221,071     12,221,071
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $12,280,201)..........                 12,280,201
                                             ------------
TOTAL INVESTMENTS -- 129.1%
  (F)
  (Cost $53,069,642)..........                 54,110,453
OTHER ASSETS AND
  LIABILITIES -- (29.1)%......                (12,185,534)
                                             ------------
NET ASSETS -- 100.0%..........               $ 41,924,919
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c) Security is value at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisors, Inc.'s value is determined based on Level 3 inputs.
(d)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)    Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust



See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.2%
AAR Corp. (a)(b)..............       6,938   $    159,435
Aerovironment, Inc. (a).......       2,563         74,532
American Science &
  Engineering, Inc. ..........       1,489        112,926
Argon ST, Inc. (a)............       2,282         49,565
BE Aerospace, Inc. (a)........      16,715        392,803
Ceradyne, Inc. (a)(b).........       4,665         89,615
DigitalGlobe, Inc. (a)(b).....       5,226        126,469
DynCorp International, Inc.
  (a).........................       4,338         62,250
GeoEye, Inc. (a)(b)...........       3,450         96,186
Heico Corp. (Class A).........       3,574        128,521
Hexcel Corp. (a)..............      17,281        224,307
Ladish Co., Inc. (a)(b).......       2,533         38,198
Moog, Inc. (Class A) (a)(b)...       6,928        202,505
Orbital Sciences Corp. (a)....      10,233        156,156
Stanley, Inc. (a).............       3,145         86,204
Taser International, Inc.
  (a)(b)......................      11,124         48,723
Teledyne Technologies, Inc.
  (a)(b)......................       6,561        251,680
TransDigm Group, Inc. ........       6,675        316,996
                                             ------------
                                                2,617,071
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.5%
Forward Air Corp. (b).........       5,202        130,310
HUB Group, Inc. (Class A)
  (a)(b)......................       6,789        182,149
UTI Worldwide, Inc. ..........      17,876        255,984
                                             ------------
                                                  568,443
                                             ------------
AIRLINES -- 1.7%
AirTran Holdings, Inc.
  (a)(b)......................      21,450        111,969
Allegiant Travel Co. (a)(b)...       2,443        115,236
AMR Corp. (a).................      59,720        461,635
Continental Airlines, Inc.
  (Class B) (a)(b)............      24,287        435,223
Hawaiian Holdings, Inc.
  (a)(b)......................       9,311         65,177
JetBlue Airways Corp. (a)(b)..      42,626        232,312
SkyWest, Inc. ................      10,229        173,075
UAL Corp. (a)(b)..............      29,110        375,810
US Airways Group, Inc.
  (a)(b)......................      28,321        137,074
                                             ------------
                                                2,107,511
                                             ------------
AUTO COMPONENTS -- 1.0%
ArvinMeritor, Inc. (a)(b).....      13,085        146,290
Drew Industries, Inc. (a)(b)..       3,295         68,042
Exide Technologies (a)........       8,349         59,361
Fuel Systems Solutions, Inc.
  (a)(b)......................       2,346         96,749
Lear Corp. (a)................       6,000        405,840
Raser Technologies, Inc.
  (a)(b)......................       7,315          9,071
Tenneco, Inc. (a)(b)..........      10,546        186,981
WABCO Holdings, Inc. .........      11,205        288,977
                                             ------------
                                                1,261,311
                                             ------------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ........       6,839        214,745
                                             ------------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (Class
  A) (a)(b)...................       1,816         84,625
Central European Distribution
  Corp. (a)...................      10,721        304,584
                                             ------------
                                                  389,209
                                             ------------
BIOTECHNOLOGY -- 5.1%
Abraxis BioScience, Inc.
  (a)(b)......................       1,027         41,645
Acorda Therapeutics, Inc.
  (a)(b)......................       6,716        169,377
Affymax, Inc. (a)(b)..........       2,231         55,195
Alkermes, Inc. (a)(b).........      17,024        160,196
Allos Therapeutics, Inc.
  (a)(b)......................      14,178         93,149
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................       6,746        118,864
AMAG Pharmaceuticals, Inc.
  (a)(b)......................       2,989        113,672
Amicus Therapeutics, Inc.
  (a)(b)......................       1,738          6,900
Arena Pharmaceuticals, Inc.
  (a)(b)......................      16,469         58,465
Ariad Pharmaceuticals, Inc.
  (a)(b)......................      18,664         42,554
Array BioPharma, Inc. (a)(b)..       7,862         22,092
BioCryst Pharmaceuticals, Inc.
  (a)(b)......................       5,572         35,995
BioMarin Pharmaceutical, Inc.
  (a)(b)......................      17,463        328,479
Celera Corp. (a)(b)...........      14,452         99,863
Cepheid, Inc. (a)(b)..........      10,337        129,006
Cubist Pharmaceuticals, Inc.
  (a)(b)......................      10,247        194,386
Emergent Biosolutions, Inc.
  (a).........................       2,758         37,481
Enzon Pharmaceuticals, Inc.
  (a)(b)......................       7,137         75,153
Exelixis, Inc. (a)(b).........      19,744        145,513
Facet Biotech Corp. (a)(b)....       4,035         70,935
Genomic Health, Inc. (a)(b)...       2,720         53,203
Geron Corp. (a)(b)............      16,434         91,209
GTX, Inc. (a)(b)..............       2,492         10,466
Halozyme Therapeutics, Inc.
  (a)(b)......................      14,301         83,947
Human Genome Sciences, Inc.
  (a)(b)......................      31,986        978,772
Immunogen, Inc. (a)(b)........       9,983         78,466
Incyte Corp. (a)(b)...........      18,972        172,835
InterMune, Inc. (a)(b)........       6,354         82,856
Isis Pharmaceuticals, Inc.
  (a)(b)......................      16,611        184,382
Lexicon Pharmaceuticals, Inc.
  (a)(b)......................      20,534         34,908
MannKind Corp. (a)(b).........      11,176         97,902
Martek Biosciences Corp.
  (a)(b)......................       5,854        110,875
Maxygen, Inc. (a)(b)..........       6,149         37,447
Medivation, Inc. (a)(b).......       6,140        231,171
Metabolix, Inc. (a)(b)........       4,008         44,369
Micromet, Inc. (a)(b).........      11,824         78,748
Momenta Pharmaceuticals, Inc.
  (a)(b)......................       7,194         90,716
NPS Pharmaceuticals, Inc.
  (a)(b)......................       9,282         31,559
Onyx Pharmaceuticals, Inc.
  (a)(b)......................      10,003        293,488
Opko Health, Inc. (a).........      21,483         39,314
Orexigen Therapeutics, Inc.
  (a)(b)......................       5,676         42,229
Osiris Therapeutics, Inc.
  (a)(b)......................       3,055         21,813
Pharmasset, Inc. (a)(b).......       4,267         88,327
Progenics Pharmaceuticals,
  Inc. (a)(b).................       4,613         20,482
Regeneron Pharmaceuticals,
  Inc. (a)(b).................      11,158        269,800
Sangamo Biosciences, Inc.
  (a)(b)......................       6,311         37,361
Seattle Genetics, Inc.
  (a)(b)......................      14,129        143,551
SIGA Technologies, Inc.
  (a)(b)......................       5,017         29,099
Synta Pharmaceuticals Corp.
  (a)(b)......................       3,063         15,499
Targacept, Inc. (a)(b)........       2,952         61,756
Theravance, Inc. (a)(b).......       9,668        126,361
United Therapeutics Corp.
  (a)(b)......................       8,365        440,417
Zymogenetics, Inc. (a)(b).....       6,573         42,001
                                             ------------
                                                6,164,249
                                             ------------
BUILDING PRODUCTS -- 0.5%
AAON, Inc. (b)................       2,566         50,012
Quanex Building Products Corp.
  (b).........................       6,769        114,870
Simpson Manufacturing Co.,
  Inc. (b)....................       6,781        182,341
Trex Co., Inc. (a)............       2,527         49,529
USG Corp. (a)(b)..............      11,964        168,094
                                             ------------
                                                  564,846
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
CAPITAL MARKETS -- 1.4%
Cohen & Steers, Inc. .........       3,647   $     83,298
Duff & Phelps Corp. (Class A)
  (b).........................       3,488         63,691
GFI Group, Inc. (b)...........      11,592         52,975
Greenhill & Co., Inc. ........       4,598        368,944
KBW, Inc. (a)(b)..............       6,239        170,699
Knight Capital Group, Inc.
  (Class A) (a)...............      16,639        256,241
MF Global, Ltd. (b)...........      17,431        121,145
optionsXpress Holdings, Inc.
  (b).........................       8,097        125,099
Penson Worldwide, Inc.
  (a)(b)......................       3,515         31,846
Pzena Investment Management,
  Inc. (Class A) (a)(b).......         989          8,050
Riskmetrics Group, Inc.
  (a)(b)......................       5,496         87,441
Stifel Financial Corp.
  (a)(b)......................       5,168        306,152
TradeStation Group, Inc.
  (a)(b)......................       5,683         44,839
Westwood Holdings Group, Inc.
  (b).........................       1,111         40,374
                                             ------------
                                                1,760,794
                                             ------------
CHEMICALS -- 1.5%
American Vanguard Corp. ......       3,225         26,768
Balchem Corp. ................       3,359        112,560
Calgon Carbon Corp. (a)(b)....       9,675        134,483
LSB Industries, Inc. (a)(b)...       3,147         44,373
Nalco Holding Co. (b).........      24,238        618,311
NewMarket Corp. (b)...........       1,964        225,408
PolyOne Corp. (a),(b).........      15,873        118,571
Rockwood Holdings, Inc.
  (a)(b)......................       9,131        215,126
STR Holdings, Inc. (a)(b).....       2,223         34,923
W.R. Grace & Co. (a)(b).......      10,752        272,563
Zoltek Cos., Inc. (a)(b)......       4,731         44,945
                                             ------------
                                                1,848,031
                                             ------------
COMMERCIAL BANKS -- 1.1%
East West Bancorp, Inc. ......      15,765        249,087
First Citizens BancShares,
  Inc. (Class A) (b)..........       1,028        168,602
Nara Bancorp, Inc. (a)........       5,846         66,294
Orrstown Financial Services,
  Inc. (b)....................       1,030         35,926
Pinnacle Financial Partners,
  Inc. (a)(b).................       5,638         80,172
PrivateBancorp, Inc. (b)......      11,985        107,505
Signature Bank (a)............       7,234        230,765
Sterling Financial Corp.
  (a)(b)......................       9,348          5,796
SVB Financial Group (a)(b)....       7,342        306,088
Texas Capital Bancshares, Inc.
  (a)(b)......................       6,306         88,032
Western Alliance Bancorp (a)..      11,265         42,582
                                             ------------
                                                1,380,849
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
American Ecology Corp. .......       3,051         51,989
American Reprographics Co.
  (a).........................       6,891         48,306
Cenveo, Inc. (a)(b)...........      10,416         91,140
Clean Harbors, Inc. (a)(b)....       4,168        248,454
EnergySolutions, Inc. (b).....      13,976        118,656
EnerNOC, Inc. (a)(b)..........       3,075         93,449
Fuel Tech, Inc. (a)...........       3,181         25,989
Innerworkings, Inc. (a)(b)....       6,302         37,182
Interface, Inc. (Class A)
  (b).........................       9,811         81,529
KAR Auction Services, Inc.
  (a).........................       3,600         49,644
Knoll, Inc. (b)...............       8,917         92,113
M&F Worldwide Corp. (a)(b)....       2,168         85,636
Metalico, Inc. (a)(b).........       6,064         29,835
Mobile Mini, Inc. (a)(b)......       6,307         88,866
RINO International Corp.
  (a)(b)......................         934         25,825
Rollins, Inc. (b).............       9,233        178,012
Schawk, Inc. (b)..............       2,186         29,730
Standard Parking Corp.
  (a)(b)......................       1,504         23,884
Sykes Enterprises, Inc.
  (a)(b)......................       6,365        162,117
Team, Inc. (a)................       3,392         63,803
Tetra Tech, Inc. (a)(b).......      10,776        292,784
The Geo Group, Inc. (a).......       9,180        200,858
                                             ------------
                                                2,119,801
                                             ------------
COMMUNICATIONS EQUIPMENT -- 4.2%
Acme Packet, Inc. (a)(b)......       6,026         66,286
ADC Telecommunications, Inc.
  (a)(b)......................      17,208        106,862
Adtran, Inc. (b)..............      11,161        251,681
Airvana, Inc. (a)(b)..........       5,562         42,271
Anaren, Inc. (a)..............       2,673         40,229
Arris Group, Inc. (a)(b)......      22,203        253,780
Aruba Networks, Inc. (a)(b)...      12,006        127,984
Bel Fuse, Inc. (Class B)......       1,901         40,852
BigBand Networks, Inc.
  (a)(b)......................       7,557         25,996
Blue Coat Systems, Inc.
  (a)(b)......................       6,696        191,104
CIENA Corp. (a)(b)............      16,183        175,424
CommScope, Inc. (a)(b)........      16,928        449,100
Comtech Telecommunications
  Corp. (a)(b)................       5,014        175,741
DG Fastchannel, Inc. (a)(b)...       3,405         95,102
Digi International, Inc. (a)..       4,468         40,748
EchoStar Corp. (Class A) (a)..       7,200        145,008
Finisar Corp. (a)(b)..........      10,347         92,295
Harmonic, Inc. (a)(b).........      16,644        105,357
Harris Stratex Networks, Inc.
  (Class A) (a)...............      10,661         73,668
Hughes Communications, Inc.
  (a)(b)......................       1,697         44,173
Infinera Corp. (a)(b).........      17,587        155,997
InterDigital, Inc. (a)(b).....       7,782        206,534
Ixia (a)(b)...................       6,169         45,897
JDS Uniphase Corp. (a)........      38,408        316,866
Loral Space & Communications,
  Inc. (a)(b).................       2,055         64,959
Netgear, Inc. (a).............       6,344        137,601
OpNext, Inc. (a)(b)...........      10,545         20,035
Palm, Inc. (a)(b).............      25,982        260,859
Plantronics, Inc. (b).........       8,692        225,818
Polycom, Inc. (a)(b)..........      14,864        371,154
Riverbed Technology, Inc.
  (a)(b)......................      10,028        230,343
SeaChange International, Inc.
  (a)(b)......................       5,744         37,738
ShoreTel, Inc. (a)(b).........       2,938         16,982
Sonus Networks, Inc. (a)(b)...      38,973         82,233
Sycamore Networks, Inc. (a)...       3,431         71,742
Tekelec (a)(b)................      11,891        181,694
ViaSat, Inc. (a)..............       5,468        173,773
                                             ------------
                                                5,143,886
                                             ------------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).............       5,897         69,879
Compellent Technologies, Inc.
  (a)(b)......................       2,901         65,795
Hypercom Corp. (a)............      10,031         31,798
Intermec, Inc. (a)............       8,618        110,828
Isilon Systems, Inc. (a)(b)...       5,328         36,550
Novatel Wireless, Inc.
  (a)(b)......................       5,165         41,165
QLogic Corp. (a)(b)...........      20,129        379,834
Quantum Corp. (a)(b)..........      32,416         94,979


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Silicon Graphics International
  Corp. (a)(b)................       4,919   $     34,482
STEC, Inc. (a)(b).............       6,435        105,148
Stratasys, Inc. (a)(b)........       3,864         66,770
Synaptics, Inc. (a)(b)........       6,061        185,770
                                             ------------
                                                1,222,998
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Dycom Industries, Inc. (a)....       6,784         54,476
Furmanite Corp. (a)(b)........       6,131         23,359
Great Lakes Dredge & Dock
  Corp. (b)...................       7,377         47,803
Layne Christensen Co. (a)(b)..       3,618        103,873
Mastec, Inc. (a),(b)..........       8,696        108,700
MYR Group, Inc. (a)(b)........       3,342         60,423
Orion Marine Group, Inc.
  (a)(b)......................       4,547         95,760
Pike Electric Corp. (a)(b)....       2,966         27,524
Primoris Services Corp. ......       1,868         14,888
Sterling Construction Co.,
  Inc. (a)(b).................       2,545         48,813
                                             ------------
                                                  585,619
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. ........       7,802        203,242
                                             ------------
CONSUMER FINANCE -- 0.5%
AmeriCredit Corp. (a)(b)......      11,742        223,568
Cardtronics, Inc. (a)(b)......       2,710         30,000
Credit Acceptance Corp.
  (a)(b)......................       1,185         49,888
Ezcorp, Inc. (a)(b)...........       7,987        137,456
First Cash Financial Services,
  Inc. (a)(b).................       4,820        106,956
                                             ------------
                                                  547,868
                                             ------------
CONTAINERS & PACKAGING -- 0.4%
Bway Holding Co. (a)..........       2,054         39,478
Graphic Packaging Holding Co.
  (a)(b)......................      13,241         45,946
Rock-Tenn Co. (Class A).......       6,903        347,980
                                             ------------
                                                  433,404
                                             ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a).................      24,603        481,973
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
American Public Education,
  Inc. (a)(b).................       3,278        112,632
Bridgepoint Education, Inc.
  (a)(b)......................       3,327         49,972
Brink's Home Security
  Holdings, Inc. (a)(b).......       8,169        266,636
Capella Education Co. (a)(b)..       2,721        204,891
Coinstar, Inc. (a)(b).........       5,026        139,622
Corinthian Colleges, Inc.
  (a)(b)......................      14,174        195,176
Grand Canyon Education, Inc.
  (a)(b)......................       2,937         55,832
K12, Inc. (a)(b)..............       3,791         76,844
Lincoln Educational Services
  Corp. (a)(b)................       1,732         37,532
Matthews International Corp.
  (Class A) (b)...............       5,443        192,846
Sotheby's (b).................      12,110        272,233
Steiner Leisure, Ltd. (a).....       2,458         97,730
Universal Technical Institute,
  Inc. (a)(b).................       3,785         76,457
                                             ------------
                                                1,778,403
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Interactive Brokers Group,
  Inc. (Class A) (a),(b)......       7,252        128,505
MarketAxess Holdings, Inc.
  (b).........................       4,430         61,577
NewStar Financial, Inc. (a)...       3,972         15,570
Pico Holdings, Inc. (a)(b)....       3,365        110,137
Portfolio Recovery Associates,
  Inc. (a)(b).................       2,702        121,266
                                             ------------
                                                  437,055
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AboveNet, Inc. (a)............       3,639        236,680
Cbeyond, Inc. (a)(b)..........       3,973         62,575
General Communication, Inc.
  (Class A) (a)(b)............       6,699         42,740
Global Crossing, Ltd. (a)(b)..       5,575         79,444
Neutral Tandem, Inc. (a)(b)...       5,796        131,859
PAETEC Holding Corp. (a)(b)...      22,452         93,176
Premiere Global Services, Inc.
  (a)(b)......................      10,163         83,845
tw telecom, inc. (a)(b).......      26,682        457,329
                                             ------------
                                                1,187,648
                                             ------------
ELECTRICAL EQUIPMENT -- 2.0%
A123 Systems, Inc. (a)(b).....       5,024        112,739
American Superconductor Corp.
  (a).........................       7,204        294,644
AZZ, Inc. (a)(b)..............       2,084         68,147
Baldor Electric Co. (b).......       7,571        212,669
Broadwind Energy, Inc.
  (a)(b)......................       5,792         46,857
Encore Wire Corp. (b).........       3,601         75,873
Ener1, Inc. (a)(b)............       9,250         58,645
Energy Conversion Devices,
  Inc. (a)(b).................       8,204         86,716
EnerSys (a)...................       7,392        161,663
Evergreen Solar, Inc. (a)(b)..      32,208         48,634
FuelCell Energy, Inc. (a)(b)..      12,590         47,338
General Cable Corp. (a)(b)....       9,297        273,518
GT Solar International, Inc.
  (a)(b)......................       5,245         29,162
II-VI, Inc. (a)(b)............       4,500        143,100
Plug Power, Inc. (a)..........      12,454          8,842
Polypore International, Inc.
  (a)(b)......................       4,146         49,337
Powell Industries, Inc.
  (a)(b)......................       1,405         44,300
Power-One, Inc. (a)(b)........      15,010         65,294
Regal-Beloit Corp. (b)........       6,555        340,467
Valence Technology, Inc.
  (a)(b)......................      17,095         15,557
Vicor Corp. (a)...............       4,124         38,353
Woodward Governor Co. (b).....      10,221        263,395
                                             ------------
                                                2,485,250
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Benchmark Electronics, Inc.
  (a).........................      11,687        221,001
Brightpoint, Inc. (a)(b)......      11,684         85,877
Cogent, Inc. (a)(b)...........       7,182         74,621
Cognex Corp. .................       6,686        118,476
CTS Corp. ....................       5,350         51,467
Daktronics, Inc. (b)..........       6,431         59,230
DTS Inc. (a)(b)...............       3,047        104,238
Echelon Corp. (a)(b)..........       5,576         64,459
Electro Scientific Industries,
  Inc. (a)....................       4,307         46,602
FARO Technologies, Inc.
  (a)(b)......................       2,531         54,265
ICx Technologies, Inc.
  (a)(b)......................       2,314         22,029
Insight Enterprises, Inc.
  (a).........................       8,724         99,628
IPG Photonics Corp. (a)(b)....       4,597         76,954
Jabil Circuit, Inc. ..........      35,498        616,600
L-1 Identity Solutions, Inc.
  (a)(b)......................      15,165        113,586
Maxwell Technologies, Inc.
  (a)(b)......................       4,113         73,376
MTS Systems Corp. (b).........       3,208         92,198
Multi-Fineline Electronix,
  Inc. (a)(b).................       1,763         50,016
National Instruments Corp.
  (b).........................      10,976        323,243


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Newport Corp. (a).............       6,902   $     63,429
OSI Systems, Inc. (a).........       2,765         75,429
Plexus Corp. (a)..............       6,992        199,272
Rofin-Sinar Technologies, Inc.
  (a)(b)......................       5,139        121,332
Rogers Corp. (a)..............       2,769         83,928
Sanmina-SCI Corp. (a)(b)......      14,729        162,461
Scansource, Inc. (a)(b).......       4,756        126,985
TTM Technologies, Inc.
  (a)(b)......................       7,159         82,543
Universal Display Corp.
  (a)(b)......................       5,707         70,539
                                             ------------
                                                3,333,784
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 4.2%
Allis-Chalmers Energy, Inc.
  (a)(b)......................       5,393         20,332
Atwood Oceanics, Inc. (a)(b)..      10,045        360,113
Basic Energy Services, Inc.
  (a)(b)......................       4,136         36,810
Bronco Drilling Co., Inc.
  (a)(b)......................       4,808         24,377
Cal Dive International, Inc.
  (a).........................      15,806        119,493
CARBO Ceramics, Inc. (b)......       3,669        250,116
Complete Production Services,
  Inc. (a)(b).................      11,326        147,238
Dawson Geophysical Co.
  (a)(b)......................       1,253         28,957
Dresser-Rand Group, Inc. (a)..      14,717        465,204
Dril-Quip, Inc. (a)(b)........       5,403        305,161
ENGlobal Corp. (a)(b).........       3,146          9,847
Exterran Holdings, Inc.
  (a)(b)......................      11,124        238,610
Global Industries, Ltd.
  (a)(b)......................      18,044        128,654
Helix Energy Solutions Group,
  Inc. (a)....................      16,894        198,505
Hercules Offshore, Inc.
  (a)(b)......................      20,311         97,087
Hornbeck Offshore Services,
  Inc. (a)(b).................       4,252         98,987
ION Geophysical Corp. (a)(b)..      15,921         94,252
Key Energy Services, Inc.
  (a)(b)......................      21,817        191,771
Lufkin Industries, Inc. (b)...       2,727        199,616
Matrix Service Co. (a)........       5,118         54,507
Newpark Resources, Inc.
  (a)(b)......................      16,954         71,715
Oil States International, Inc.
  (a)(b)......................       8,895        349,485
Parker Drilling Co. (a)(b)....      20,638        102,158
Pioneer Drilling Co. (a)(b)...       8,385         66,242
RPC, Inc. (b).................       5,895         61,308
SEACOR Holdings, Inc. (a).....       3,465        264,206
Seahawk Drilling, Inc.
  (a)(b)......................       1,870         42,150
Superior Energy Services, Inc.
  (a)(b)......................      13,850        336,416
Superior Well Services, Inc.
  (a)(b)......................       4,388         62,573
T-3 Energy Services, Inc.
  (a).........................       2,119         54,035
Tesco Corp. (a)...............       6,074         78,415
Tetra Technologies, Inc. (a)..      13,273        147,065
Unit Corp. (a)(b).............       8,445        358,912
                                             ------------
                                                5,064,317
                                             ------------
FOOD & STAPLES RETAILING -- 0.4%
Arden Group, Inc. (Class A)...         306         29,260
Great Atlantic & Pacific Tea
  Co. (a)(b)..................       6,671         78,651
Pantry, Inc. (a)..............       4,242         57,649
Rite Aid Corp. (a)(b).........     108,553        163,915
Susser Holdings Corp. (a)(b)..       2,095         17,996
United Natural Foods, Inc.
  (a)(b)......................       7,031        188,009
                                             ------------
                                                  535,480
                                             ------------
FOOD PRODUCTS -- 1.0%
Calavo Growers, Inc. (b)......       2,117         35,989
Darling International, Inc.
  (a).........................      15,256        127,845
Diamond Foods, Inc. (b).......       2,908        103,351
Green Mountain Coffee
  Roasters, Inc. (a)(b).......       6,953        566,461
J&J Snack Foods Corp. ........       2,448         97,822
Smart Balance, Inc. (a)(b)....      11,271         67,626
TreeHouse Foods, Inc. (a)(b)..       5,777        224,494
                                             ------------
                                                1,223,588
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
Abaxis, Inc. (a)..............       3,888         99,338
ABIOMED, Inc. (a)(b)..........       5,725         50,036
Accuray, Inc. (a)(b)..........       7,361         41,295
AGA Medical Holdings, Inc.
  (a)(b)......................       2,514         37,132
Align Technology, Inc.
  (a)(b)......................      11,447        203,986
American Medical Systems
  Holdings, Inc. (a),(b)......      13,422        258,910
AngioDynamics, Inc. (a)(b)....       4,419         71,058
Cantel Medical Corp. (a)(b)...       2,534         51,136
Conceptus, Inc. (a)(b)........       4,434         83,182
CryoLife, Inc. (a)(b).........       5,821         37,371
Cyberonics, Inc. (a)(b).......       4,067         83,129
DexCom, Inc. (a)(b)...........       8,035         64,923
ev3, Inc. (a)(b)..............      12,632        168,511
Greatbatch, Inc. (a)(b).......       4,146         79,728
Haemonetics Corp. (a)(b)......       4,434        244,535
ICU Medical, Inc. (a).........       2,437         88,804
Immucor, Inc. (a)(b)..........      12,131        245,531
Insulet Corp. (a)(b)..........       5,400         77,112
Integra LifeSciences Holdings
  Corp. (a)...................       3,880        142,706
IRIS International, Inc. (a)..       3,242         40,071
Kensey Nash Corp. (a)(b)......       1,685         42,968
MAKO Surgical Corp. (a)(b)....       4,602         51,082
Masimo Corp. (a)(b)...........       9,303        282,997
Meridian Bioscience, Inc.
  (b).........................       7,218        155,548
Merit Medical Systems, Inc.
  (a)(b)......................       4,998         96,411
Natus Medical, Inc. (a).......       5,410         80,014
Neogen Corp. (a)(b)...........       3,860         91,135
NuVasive, Inc. (a)(b).........       6,522        208,574
OraSure Technologies, Inc.
  (a)(b)......................       9,059         46,020
Orthofix International N.V.
  (a).........................       2,801         86,747
Orthovita, Inc. (a)(b)........      13,618         47,799
Palomar Medical Technologies,
  Inc. (a)(b).................       3,321         33,476
Quidel Corp. (a)(b)...........       4,777         65,827
RTI Biologics, Inc. (a)(b)....       9,878         37,932
Sirona Dental Systems, Inc.
  (a).........................       3,293        104,520
SonoSite, Inc. (a)(b).........       3,338         78,877
SurModics, Inc. (a)(b)........       2,844         64,445
Symmetry Medical, Inc. (a)....       5,455         43,967
Synovis Life Technologies,
  Inc. (a)(b).................       2,116         27,318
Thoratec Corp. (a)(b).........      10,045        270,411
TomoTherapy, Inc. (a)(b)......       9,556         37,268
Trans1, Inc. (a)(b)...........       1,655          6,537
Volcano Corp. (a)(b)..........       7,324        127,291
West Pharmaceutical Services,
  Inc. (b)....................       5,967        233,906
Wright Medical Group, Inc.
  (a)(b)......................       6,746        127,837
Zoll Medical Corp. (a)........       3,740         99,933
                                             ------------
                                                4,717,334
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.7%
Air Methods Corp. (a)(b)......       2,006         67,442
Alliance HealthCare Services,
  Inc. (a)....................       4,814         27,488
Almost Family, Inc. (a).......       1,341         53,010


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Amedisys, Inc. (a)(b).........       4,937   $    239,741
AMERIGROUP Corp. (a)..........       9,454        254,880
AMN Healthcare Services, Inc.
  (a).........................       6,212         56,281
AmSurg Corp. (a)(b)...........       5,535        121,881
Assisted Living Concepts, Inc.
  (Class A) (a)(b)............       1,781         46,965
athenahealth, Inc. (a)........       5,652        255,696
Bio-Reference Laboratories,
  Inc. (a)(b).................       2,122         83,161
Brookdale Senior Living, Inc.
  (a)(b)......................       9,718        176,770
CardioNet, Inc. (a)(b)........       4,324         25,685
Catalyst Health Solutions,
  Inc. (a)....................       6,736        245,662
Centene Corp. (a).............       8,137        172,260
Chemed Corp. (b)..............       3,973        190,585
Clarient, Inc. (a)(b).........       8,413         22,294
Corvel Corp. (a)(b)...........       1,369         45,916
Emdeon, Inc. (Class A)
  (a)(b)......................       4,205         64,126
Emergency Medical Services
  Corp. (Class A) (a)(b)......       3,554        192,449
Emeritus Corp. (a)(b).........       3,909         73,294
Genoptix, Inc. (a)(b).........       3,044        108,153
Health Management Associates,
  Inc. (Class A) (a)..........      44,117        320,731
Healthspring, Inc. (a)(b).....       9,323        164,178
Healthways, Inc. (a)(b).......       6,009        110,205
HMS Holdings Corp. (a)........       4,680        227,869
inVentiv Health, Inc. (a)(b)..       5,959         96,357
IPC The Hospitalist Co. (a)...       2,667         88,678
LHC Group, Inc. (a)(b)........       2,791         93,806
MEDNAX, Inc. (a)..............       8,243        495,487
MWI Veterinary Supply, Inc.
  (a).........................       2,050         77,285
Nighthawk Radiology Holdings,
  Inc. (a)(b).................       3,574         16,190
Odyssey Healthcare, Inc. (a)..       6,109         95,178
PharMerica Corp. (a)(b).......       5,478         86,991
PSS World Medical, Inc.
  (a)(b)......................      10,853        244,952
Psychiatric Solutions, Inc.
  (a).........................       9,761        206,348
Select Medical Holdings Corp.
  (a)(b)......................       5,313         56,424
Team Health Holdings, Inc.
  (a)(b)......................       3,100         43,462
The Ensign Group, Inc. (b)....       2,274         34,951
Universal American Financial
  Corp. (a)(b)................       7,563         88,487
VCA Antech, Inc. (a)(b).......      15,147        377,463
Virtual Radiologic Corp.
  (a)(b)......................       1,198         15,286
WellCare Health Plans, Inc.
  (a).........................       7,613        279,854
                                             ------------
                                                5,743,921
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts-Misys Healthcare
  Solutions, Inc. (a)(b)......      10,383        210,048
Computer Programs and Systems,
  Inc. (b)....................       1,989         91,594
Eclipsys Corp. (a)(b).........      10,187        188,663
MedAssets, Inc. (a)(b)........       7,654        162,341
Medidata Solutions, Inc. (a)..       3,120         48,672
Omnicell, Inc. (a)(b).........       5,626         65,768
Phase Forward, Inc. (a).......       7,702        118,226
                                             ------------
                                                  885,312
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Ambassadors Group, Inc. (b)...       3,247         43,153
Bally Technologies, Inc.
  (a)(b)......................       9,756        402,825
BJ's Restaurants, Inc.
  (a)(b)......................       3,264         61,429
Buffalo Wild Wings, Inc.
  (a)(b)......................       3,188        128,381
California Pizza Kitchen, Inc.
  (a)(b)......................       4,229         56,880
CEC Entertainment, Inc.
  (a)(b)......................       4,257        135,883
Choice Hotels International,
  Inc. (b)....................       5,334        168,875
Denny's Corp. (a)(b)..........      16,981         37,188
DineEquity, Inc. (a)(b).......       2,708         65,777
Domino's Pizza, Inc. (a)(b)...       7,384         61,878
Interval Leisure Group, Inc.
  (a)(b)......................       7,353         91,692
Life Time Fitness, Inc.
  (a)(b)......................       7,600        189,468
Morgans Hotel Group Co.
  (a)(b)......................       4,974         22,532
P F Chang's China Bistro, Inc.
  (a)(b)......................       3,880        147,091
Panera Bread Co. (Class A)
  (a).........................       5,605        375,367
Papa John's International,
  Inc. (a)....................       3,934         91,898
Peet's Coffee & Tea, Inc.
  (a)(b)......................       2,375         79,159
Red Robin Gourmet Burgers,
  Inc. (a)(b).................       2,818         50,442
Scientific Games Corp. (Class
  A) (a)......................      12,384        180,187
Shuffle Master, Inc. (a)(b)...       9,700         79,928
Sonic Corp. (a)(b)............      10,843        109,189
Texas Roadhouse, Inc. (Class
  A) (a)(b)...................       9,260        103,990
The Cheesecake Factory, Inc.
  (a)(b)......................      10,131        218,728
WMS Industries, Inc. (a)......      10,306        412,240
                                             ------------
                                                3,314,180
                                             ------------
HOUSEHOLD DURABLES -- 1.3%
Harman International
  Industries, Inc. ...........      12,239        431,792
iRobot Corp. (a)(b)...........       3,744         65,894
Jarden Corp. (b)..............      15,411        476,354
Meritage Homes Corp. (a)(b)...       5,331        103,048
National Presto Industries,
  Inc. (b)....................         840         91,753
Ryland Group, Inc. (b)........       7,665        151,001
Tempur-Pedic International,
  Inc. (a)(b).................      12,629        298,423
                                             ------------
                                                1,618,265
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..       3,190        120,710
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. (b)....       3,078         97,788
Seaboard Corp. (b)............          70         94,430
                                             ------------
                                                  192,218
                                             ------------
INSURANCE -- 0.3%
Amtrust Financial Services,
  Inc. (b)....................       4,291         50,720
Citizens, Inc. (a)(b).........       5,748         37,534
Crawford & Co. (Class B)
  (a)(b)......................       4,189         16,505
eHealth, Inc. (a)(b)..........       4,265         70,074
Seabright Insurance Holdings
  (a).........................       4,198         48,235
Tower Group, Inc. (b).........       7,333        171,665
                                             ------------
                                                  394,733
                                             ------------
INTERNET & CATALOG RETAIL -- 0.7%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)(b)...................       3,596          9,529
Blue Nile, Inc. (a)...........       2,583        163,581
Gaiam, Inc. (Class A) (a)(b)..       3,495         26,877
HSN, Inc. (a)(b)..............       7,258        146,539
NutriSystem, Inc. (b).........       5,659        176,391
Orbitz Worldwide, Inc.
  (a)(b)......................       6,060         44,480
Overstock.com, Inc. (a)(b)....       3,080         41,765
PetMed Express, Inc. (b)......       4,153         73,217
Shutterfly, Inc. (a)(b).......       3,310         58,951


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Stamps.com, Inc. (a)(b).......       2,801   $     25,209
Ticketmaster Entertainment,
  Inc. (a)....................       7,493         91,565
                                             ------------
                                                  858,104
                                             ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Ancestry.com, Inc. (a)........       1,354         18,970
Archipelago Learning, Inc.
  (a).........................         800         16,560
Art Technology Group, Inc.
  (a).........................      23,727        107,009
comScore, Inc. (a)(b).........       3,971         69,691
Constant Contact, Inc.
  (a)(b)......................       4,786         76,576
DealerTrack Holdings, Inc.
  (a)(b)......................       6,690        125,705
Dice Holdings, Inc. (a)(b)....       3,901         25,552
Digital River, Inc. (a)(b)....       6,848        184,827
DivX, Inc. (a)(b).............       5,450         30,738
GSI Commerce, Inc. (a)(b).....       7,766        197,179
InfoSpace, Inc. (a)(b)........       5,916         50,700
Internap Network Services
  Corp. (a)(b)................       9,902         46,539
Internet Brands, Inc. (Class
  A) (a)(b)...................       5,284         41,374
j2 Global Communications, Inc.
  (a)(b)......................       8,176        166,382
Limelight Networks, Inc.
  (a)(b)......................       7,813         30,705
Liquidity Services, Inc.
  (a)(b)......................       2,709         27,280
LogMeIn, Inc. (a).............       1,217         24,279
LoopNet, Inc. (a)(b)..........       6,132         60,952
Marchex, Inc. (Class B) (b)...       4,667         23,708
ModusLink Global Solutions,
  Inc. (a)(b).................       8,123         76,437
Move, Inc. (a)(b).............      27,767         46,093
NIC, Inc. ....................       9,520         87,013
OpenTable, Inc. (a)(b)........       2,721         69,277
Perficient, Inc. (a)(b).......       5,322         44,864
Rackspace Hosting, Inc.
  (a)(b)......................      13,311        277,534
RealNetworks, Inc. (a)........      15,231         56,507
SAVVIS, Inc. (a)(b)...........       7,014         98,547
Switch & Data Facilities Co.,
  Inc. (a), b)................       4,139         83,649
TechTarget, Inc. (a)(b).......       2,848         16,034
Terremark Worldwide, Inc.
  (a)(b)......................       6,433         44,002
The Knot, Inc. (a)(b).........       5,727         57,671
ValueClick, Inc. (a)(b).......      15,522        157,083
Vocus, Inc. (a)(b)............       3,186         57,348
WebMD Health Corp. (a)........       9,125        351,221
                                             ------------
                                                2,848,006
                                             ------------
IT SERVICES -- 2.0%
Acxiom Corp. (a)..............      14,128        189,598
Cass Information Systems, Inc.
  (b).........................       1,434         43,594
CyberSource Corp. (a)(b)......      12,430        249,967
Euronet Worldwide, Inc. (a)...       8,539        187,431
ExlService Holdings, Inc.
  (a).........................       2,687         48,796
Forrester Research, Inc. (a)..       2,598         67,418
Gartner, Inc. (a).............      11,391        205,494
Heartland Payment Systems,
  Inc. (b)....................       6,191         81,288
Integral Systems Inc. (a)(b)..       2,913         25,227
Lionbridge Technologies, Inc.
  (a)(b)......................       8,619         19,824
NCI, Inc. (Class A) (a)(b)....       1,320         36,498
NeuStar, Inc. (Class A)
  (a)(b)......................      12,937        298,068
RightNow Technologies, Inc.
  (a).........................       4,153         72,138
Sapient Corp. (a)(b)..........      16,082        132,998
Syntel, Inc. (b)..............       4,039        153,603
TeleTech Holdings, Inc. (a)...       5,518        110,525
TNS, Inc. (a).................       4,521        116,144
VeriFone Holdings, Inc.
  (a)(b)......................      13,273        217,412
Wright Express Corp. (a)......       6,855        218,400
                                             ------------
                                                2,474,423
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Pool Corp. (b)................       8,554        163,210
Smith & Wesson Holding Corp.
  (a)(b)......................      10,601         43,358
                                             ------------
                                                  206,568
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
Affymetrix, Inc. (a)(b).......      12,571         73,414
Bruker Corp. (a)..............       9,231        111,326
Dionex Corp. (a)..............       3,200        236,384
Enzo Biochem, Inc. (a)(b).....       6,142         33,044
eResearch Technology, Inc.
  (a)(b)......................       8,790         52,828
Kendle International, Inc.
  (a)(b)......................       2,612         47,826
Luminex Corp. (a).............       7,397        110,437
PAREXEL International Corp.
  (a).........................      10,407        146,739
Sequenom, Inc. (a)(b).........       9,655         39,972
Varian, Inc. (a)(b)...........       5,241        270,121
                                             ------------
                                                1,122,091
                                             ------------
MACHINERY -- 4.0%
Actuant Corp. (Class A) (b)...      11,736        217,468
Altra Holdings, Inc. (a)(b)...       5,046         62,318
American Railcar Industries,
  Inc. (b)....................       1,384         15,252
Badger Meter, Inc. ...........       2,628        104,647
Bucyrus International, Inc.
  (Class A)...................      13,200        744,084
Chart Industries, Inc.
  (a)(b)......................       5,068         83,875
CLARCOR, Inc. ................       9,105        295,366
Columbus McKinnon Corp.
  (a)(b)......................       3,314         45,269
Dynamic Materials Corp. (b)...       2,506         50,245
Energy Recovery, Inc. (a)(b)..       5,437         37,407
ESCO Technologies, Inc. (b)...       4,616        165,484
Force Protection, Inc.
  (a)(b)......................      12,468         64,958
Gardner Denver, Inc. (b)......       9,279        394,822
Graham Corp. (b)..............       1,680         34,776
John Bean Technologies Corp.
  (b).........................       4,917         83,638
K-Tron International, Inc.
  (a)(b)......................         522         56,762
L.B. Foster Co. (a)...........       1,802         53,718
Lindsay Corp. (b).............       2,140         85,279
Middleby Corp. (a)(b).........       3,320        162,746
Nordson Corp. (b).............       5,373        328,720
RBC Bearings, Inc. (a)........       3,954         96,201
Sauer-Danfoss, Inc. (a)(b)....       1,964         23,588
Sun Hydraulics Corp. (b)......       2,070         54,338
Terex Corp. (a)(b)............      18,942        375,241
The Gorman-Rupp Co. ..........       2,727         75,374
The Greenbrier Cos., Inc.
  (b).........................       2,801         29,074
The Manitowoc Co., Inc. (b)...      23,327        232,570
The Toro Co. (b)..............       5,954        248,937
Valmont Industries, Inc. (b)..       3,838        301,091
Wabtec Corp. .................       8,706        355,553
                                             ------------
                                                4,878,801
                                             ------------
MARINE -- 0.3%
Excel Maritime Carriers, Ltd.
  (a).........................       8,507         52,403
Kirby Corp. (a)(b)............       9,391        327,088
TBS International, Ltd.
  (a)(b)......................       2,668         19,610
                                             ------------
                                                  399,101
                                             ------------


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
MEDIA -- 1.7%
CKX, Inc. (a)(b)..............      11,218   $     59,119
Crown Media Holdings, Inc.
  (Class A) (a)(b)............       1,511          2,191
Dolan Media Co. (a)(b)........       5,288         53,990
Fisher Communications, Inc.
  (a).........................         932         15,145
Knology, Inc. (a)(b)..........       5,282         57,838
Lamar Advertising Co. (Class
  A) (a)(b)...................      10,335        321,315
Liberty Media Corp.-
  Interactive (Class A) (a)...      15,318        365,794
Live Nation, Inc. (a)(b)......      15,027        127,880
Mediacom Communications Corp.
  (Class A) (a)(b)............       6,441         28,791
Morningstar, Inc. (a).........       3,699        178,810
National CineMedia, Inc. .....       7,503        124,325
RCN Corp. (a).................       6,602         71,632
Sirius XM Radio, Inc. (a)(b)..     691,149        414,689
Valassis Communications, Inc.
  (a).........................       8,502        155,246
Warner Music Group Corp.
  (a)(b)......................       9,752         55,196
                                             ------------
                                                2,059,220
                                             ------------
METALS & MINING -- 2.1%
AK Steel Holding Corp. (b)....      19,587        418,182
Allied Nevada Gold Corp. (a)..      11,518        173,691
Brush Engineered Materials,
  Inc. (a)(b).................       3,475         64,427
Century Aluminum Co. (a)(b)...      11,035        178,657
Compass Minerals
  International, Inc. (b).....       5,797        389,500
Haynes International, Inc.
  (b).........................       2,152         70,951
Hecla Mining Co. (a)(b).......      43,099        266,352
Horsehead Holding Corp.
  (a)(b)......................       8,188        104,397
Royal Gold, Inc. (b)..........       7,280        342,888
RTI International Metals, Inc.
  (a)(b)......................       4,923        123,912
Schnitzer Steel Industries,
  Inc. (Class A)(b)...........       3,741        178,446
Stillwater Mining Co. (a).....       8,525         80,817
Titanium Metals Corp. (a).....      15,382        192,583
                                             ------------
                                                2,584,803
                                             ------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a)(b)...       7,625         99,659
                                             ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a)(b)............      10,668        302,544
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Alon USA Energy, Inc. ........       2,516         17,209
Apco Oil and Gas
  International, Inc. (b).....       1,586         35,051
Arena Resources, Inc. (a)(b)..       6,884        296,838
Atlas Energy, Inc. (b)........      13,747        414,747
ATP Oil & Gas Corp. (a)(b)....       7,604        139,001
Berry Petroleum Co. (Class A)
  (b).........................       7,089        206,644
Bill Barrett Corp. (a)(b).....       5,974        185,851
BPZ Resources, Inc. (a)(b)....      18,417        174,961
Brigham Exploration Co.
  (a)(b)......................      17,218        233,304
Carrizo Oil & Gas, Inc.
  (a)(b)......................       4,899        129,775
Cheniere Energy, Inc. (a),
  b)..........................       9,587         23,201
Clean Energy Fuels Corp.
  (a)(b)......................       6,669        102,769
Comstock Resources, Inc.
  (a)(b)......................       8,010        324,966
Contango Oil & Gas Co. (a)....       2,335        109,768
CVR Energy, Inc. (a)(b).......       9,790         67,159
Delek US Holdings, Inc. (b)...       2,536         17,270
Delta Petroleum Corp. (a)(b)..      32,514         33,815
Encore Acquisition Co.
  (a)(b)......................       9,633        462,577
Frontier Oil Corp. (b)........      18,520        222,981
Gastar Exploration, Ltd. (a)..       7,622         36,509
GMX Resources, Inc. (a)(b)....       5,107         70,170
Goodrich Petroleum Corp.
  (a)(b)......................       4,699        114,421
Gulfport Energy Corp. (a).....       5,273         60,376
Holly Corp. (b)...............       7,448        190,892
International Coal Group, Inc.
  (a).........................      15,102         58,294
Isramco, Inc. (a)(b)..........         186         13,299
Mariner Energy, Inc. (a)(b)...      18,152        210,745
Massey Energy Co. (b).........      15,045        632,040
McMoRan Exploration Co.
  (a)(b)......................      13,833        110,941
Patriot Coal Corp. (a)(b).....      13,765        212,807
Penn Virginia Corp. (b).......       8,135        173,194
Petroleum Development Corp.
  (a).........................       3,314         60,348
Petroquest Energy, Inc.
  (a)(b)......................       9,543         58,499
Rentech, Inc. (a)(b)..........      34,301         42,190
Resolute Energy Corp. (a)(b)..       7,924         91,284
Rosetta Resources, Inc. (a)...       9,287        185,090
SandRidge Energy, Inc.
  (a)(b)......................      31,620        298,177
St. Mary Land & Exploration
  Co. ........................      10,901        373,250
Swift Energy Co. (a)..........       6,407        153,512
VAALCO Energy, Inc. (b).......      11,190         50,914
Venoco, Inc. (a)(b)...........       3,590         46,814
W & T Offshore, Inc. (b)......       6,542         76,541
Warren Resources, Inc.
  (a)(b)......................      13,886         34,021
Western Refining, Inc.
  (a)(b)......................       9,562         45,037
World Fuel Services Corp.
  (b).........................      10,400        278,616
                                             ------------
                                                6,875,868
                                             ------------
PAPER & FOREST PRODUCTS -- 0.4%
Clearwater Paper Corp. (a)....       2,060        113,238
Domtar Corp. (a)(b)...........       7,579        419,953
                                             ------------
                                                  533,191
                                             ------------
PERSONAL PRODUCTS -- 1.2%
Bare Escentuals, Inc. (a)(b)..      12,095        147,922
Chattem, Inc. (a)(b)..........       3,462        323,005
Herbalife, Ltd. ..............      10,820        438,967
Inter Parfums, Inc. (b).......       2,375         28,904
NBTY, Inc. (a)(b).............      10,068        438,361
USANA Health Sciences, Inc.
  (a)(b)......................       1,406         44,851
                                             ------------
                                                1,422,010
                                             ------------
PHARMACEUTICALS -- 1.7%
Acura Pharmaceuticals, Inc.
  (a)(b)......................       1,801          9,599
Akorn, Inc. (a)(b)............       8,537         15,281
Ardea Biosciences, Inc.
  (a)(b)......................       2,427         33,978
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................       7,664        229,767
Biodel, Inc. (a)..............       2,352         10,208
Cadence Pharmaceuticals, Inc.
  (a)(b)......................       5,971         57,740
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)...       1,965         11,869
Cumberland Pharmaceuticals,
  Inc. (a)(b).................         938         12,747
Cypress Bioscience, Inc.
  (a)(b)......................       6,807         39,208
Durect Corp. (a)(b)...........      14,906         36,818
Impax Laboratories, Inc.
  (a)(b)......................       9,464        128,710
Inspire Pharmaceuticals, Inc.
  (a)(b)......................      12,327         68,045
MAP Pharmaceuticals, Inc.
  (a)(b)......................       2,805         26,732
Nektar Therapeutics (a)(b)....      16,433        153,156
Optimer Pharmaceuticals, Inc.
  (a)(b)......................       5,202         58,679


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Pain Therapeutics, Inc.
  (a)(b)......................       5,817   $     31,179
POZEN, Inc. (a)(b)............       4,840         28,992
Questcor Pharmaceuticals, Inc.
  (a)(b)......................       9,715         46,146
Salix Pharmaceuticals, Ltd.
  (a)(b)......................       9,581        243,357
Sucampo Pharmaceuticals, Inc.
  (a)(b)......................       1,250          5,050
The Medicines Co. (a).........       9,662         80,581
Valeant Pharmaceuticals
  International (a)(b)........      12,280        390,381
ViroPharma, Inc. (a)(b).......      13,065        109,615
VIVUS, Inc. (a)(b)............      14,636        134,505
XenoPort, Inc. (a)(b).........       5,333         98,980
                                             ------------
                                                2,061,323
                                             ------------
PROFESSIONAL SERVICES -- 1.9%
Administaff, Inc. ............       4,027         94,997
Advisory Board Co. (a)(b).....       2,915         89,374
CBIZ, Inc. (a)(b).............       8,347         64,272
CoStar Group, Inc. (a)(b).....       3,789        158,266
CRA International, Inc. (a),
  b)..........................       1,844         49,143
Exponent, Inc. (a)............       2,672         74,388
Heidrick & Struggles
  International, Inc. (b).....       3,207        100,187
Hill International, Inc. (a)..       5,192         32,398
Huron Consulting Group, Inc.
  (a)(b)......................       3,857         88,865
ICF International, Inc. (a)...       1,705         45,694
Kforce, Inc. (a)..............       6,726         84,075
Korn/Ferry International (a)..       8,240        135,960
Mistras Group, Inc. (a)(b)....       1,546         23,283
Monster Worldwide, Inc.
  (a)(b)......................      22,804        396,790
MPS Group, Inc. (a)(b)........      16,526        227,067
Navigant Consulting, Inc.
  (a).........................       8,641        128,405
Odyssey Marine Exploration,
  Inc. (a)(b).................      10,373         14,626
Resources Connection, Inc.
  (a)(b)......................       8,017        170,121
Spherion Corp. (a)(b).........       9,865         55,441
The Corporate Executive Board
  Co. ........................       6,122        139,704
TrueBlue, Inc. (a)(b).........       7,774        115,133
                                             ------------
                                                2,288,189
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
Alexander's, Inc. (a)(b)......         493        150,079
Cedar Shopping Centers, Inc.
  (b).........................       8,605         58,514
Corporate Office Properties
  Trust (b)...................      10,529        385,677
Equity Lifestyle Properties,
  Inc. (b)....................       5,294        267,188
Extra Space Storage, Inc.
  (b).........................      15,327        177,027
Tanger Factory Outlet Centers,
  Inc. (b)....................       7,121        277,648
Taubman Centers, Inc. (b).....       9,447        339,242
                                             ------------
                                                1,655,375
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. (b)..       7,191        434,337
Tejon Ranch Co. (a)...........       2,387         69,748
                                             ------------
                                                  504,085
                                             ------------
ROAD & RAIL -- 1.1%
AMERCO, Inc. (a)(b)...........       1,026         51,013
Dollar Thrifty Automotive
  Group, Inc. (a)(b)..........       4,616        118,216
Genesee & Wyoming, Inc. (Class
  A) (a)(b)...................       6,379        208,210
Heartland Express, Inc. (b)...       9,882        150,898
Knight Transportation, Inc.
  (b).........................      10,451        201,600
Landstar Systems, Inc. .......       8,905        345,247
Marten Transport, Ltd.
  (a)(b)......................       2,717         48,770
Old Dominion Freight Line,
  Inc. (a)(b).................       5,398        165,718
Patriot Transportation
  Holding, Inc. (a)(b)........         279         26,354
RailAmerica, Inc. (a)(b)......       3,963         48,349
YRC Worldwide, Inc. (a)(b)....      10,564          8,872
                                             ------------
                                                1,373,247
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.0%
Advanced Analogic
  Technologies, Inc. (a)......       8,290         32,663
Advanced Energy Industries,
  Inc. (a)(b).................       6,187         93,300
Amkor Technology, Inc.
  (a)(b)......................      20,928        149,844
Anadigics, Inc. (a)(b)........      12,291         51,868
Applied Micro Circuits Corp.
  (a)(b)......................      11,626         86,846
Atheros Communications, Inc.
  (a)(b)......................      10,781        369,141
Atmel Corp. (a)(b)............      72,019        332,008
ATMI, Inc. (a)(b).............       5,665        105,482
Brooks Automation, Inc.
  (a)(b)......................      10,062         86,332
Cabot Microelectronics Corp.
  (a).........................       4,149        136,751
Cavium Networks, Inc. (a)(b)..       6,467        154,109
Cirrus Logic, Inc. (a)........      11,035         75,259
Cohu, Inc. (b)................       4,305         60,055
Cymer, Inc. (a)(b)............       4,942        189,674
Cypress Semiconductor Corp.
  (a).........................      27,008        285,204
Diodes, Inc. (a)(b)...........       5,775        118,099
Entegris, Inc. (a)(b).........      22,712        119,919
FEI Co. (a)...................       6,347        148,266
Formfactor, Inc. (a)(b).......       8,755        190,509
Hittite Microwave Corp.
  (a)(b)......................       3,475        141,606
Integrated Device Technology,
  Inc. (a)....................      29,491        190,807
International Rectifier Corp.
  (a)(b)......................      13,025        288,113
IXYS Corp. (a)(b).............       4,185         31,053
Kulicke & Soffa Industries,
  Inc. (a)(b).................      12,097         65,203
Micrel, Inc. .................       6,772         55,530
Microsemi Corp. (a)(b)........      14,519        257,712
MKS Instruments, Inc. (a)(b)..       7,737        134,701
Monolithic Power Systems, Inc.
  (a)(b)......................       6,068        145,450
Netlogic Microsystems, Inc.
  (a)(b)......................       3,275        151,501
Novellus Systems, Inc.
  (a)(b)......................      17,536        409,290
OmniVision Technologies, Inc.
  (a)(b)......................       8,930        129,753
PMC-Sierra, Inc. (a)(b).......      40,551        351,172
Power Integrations, Inc. (b)..       4,813        175,001
Rambus, Inc. (a)(b)...........      18,841        459,720
RF Micro Devices, Inc.
  (a)(b)......................      41,859        199,667
Rubicon Technology, Inc.
  (a)(b)......................       2,250         45,698
Semtech Corp. (a)(b)..........      10,801        183,725
Sigma Designs, Inc. (a)(b)....       4,695         50,236
Silicon Image, Inc. (a)(b)....      11,972         30,888
Silicon Laboratories, Inc.
  (a)(b)......................       8,024        387,880
Silicon Storage Technology,
  Inc. (a)(b).................      14,903         38,152
Skyworks Solutions, Inc.
  (a)(b)......................      29,892        424,167
Standard Microsystems Corp.
  (a).........................       3,910         81,250
Supertex, Inc. (a)(b).........       2,009         59,868
Teradyne, Inc. (a)(b).........      31,416        337,094
Tessera Technologies, Inc.
  (a).........................       9,099        211,734
Trident Microsystems, Inc.
  (a)(b)......................      10,003         18,606
TriQuint Semiconductor, Inc.
  (a)(b)......................      27,505        165,030
Ultratech, Inc. (a)...........       4,137         61,476
Veeco Instruments, Inc.
  (a)(b)......................       6,673        220,476


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Volterra Semiconductor Corp.
  (a)(b)......................       4,573   $     87,436
Zoran Corp. (a)...............       9,145        101,052
                                             ------------
                                                8,476,376
                                             ------------
SOFTWARE -- 6.1%
ACI Worldwide, Inc. (a)(b)....       6,379        109,400
Advent Software, Inc. (a).....       2,541        103,495
ArcSight, Inc. (a)(b).........       5,000        127,900
Ariba, Inc. (a)(b)............      16,064        201,121
Blackbaud, Inc. ..............       7,834        185,117
Blackboard, Inc. (a)(b).......       5,276        239,478
Bottomline Technologies, Inc.
  (a).........................       4,391         77,150
Cadence Design Systems, Inc.
  (a).........................      47,557        284,866
Commvault Systems, Inc. (a)...       6,995        165,712
Concur Technologies, Inc.
  (a)(b)......................       7,542        322,421
Deltek, Inc. (a)(b)...........       6,094         47,411
DemandTec, Inc. (a)(b)........       3,524         30,906
Ebix, Inc. (a)(b).............       1,550         75,687
EPIQ Systems, Inc. (a)(b).....       5,882         82,289
FalconStor Software, Inc.
  (a)(b)......................       6,298         25,570
Fortinet, Inc. (a)(b).........       1,900         33,383
Informatica Corp. (a)(b)......      15,629        404,166
Jack Henry & Associates,
  Inc. .......................      15,043        347,794
Kenexa Corp. (a)..............       3,812         49,747
Lawson Software, Inc. (a).....      24,374        162,087
Manhattan Associates, Inc.
  (a).........................       3,998         96,072
Mentor Graphics Corp. (a).....      17,842        157,545
MICROS Systems, Inc. (a)(b)...      14,044        435,785
MicroStrategy, Inc. (a).......       1,691        158,988
Monotype Imaging Holdings,
  Inc. (a)(b).................       3,902         35,235
Netscout Systems, Inc.
  (a)(b)......................       5,028         73,610
NetSuite, Inc. (a)(b).........       4,131         66,013
Parametric Technology Corp.
  (a)(b)......................      20,812        340,068
Pegasystems, Inc. (b).........       2,641         89,794
Progress Software Corp.
  (a)(b)......................       7,177        209,640
Quality Systems, Inc. (b).....       3,243        203,628
Quest Software, Inc. (a)(b)...      10,891        200,394
Radiant Systems, Inc. (a).....       5,566         57,886
Rosetta Stone, Inc. (a)(b)....       1,988         35,685
Smith Micro Software, Inc.
  (a)(b)......................       5,233         47,830
Solarwinds, Inc. (a)(b).......       5,484        126,187
Solera Holdings, Inc. (b).....      12,434        447,748
SonicWALL, Inc. (a)...........       9,648         73,421
Sourcefire, Inc. (a)(b).......       3,553         95,043
SuccessFactors, Inc. (a)(b)...       9,719        161,141
Symyx Technologies, Inc.
  (a)(b)......................       5,316         29,238
Synchronoss Technologies, Inc.
  (a)(b)......................       3,562         56,315
Taleo Corp. (Class A) (a)(b)..       5,558        130,724
TeleCommunication Systems,
  Inc. (Class A) (a)(b).......       7,731         74,836
THQ, Inc. (a)(b)..............      12,009         60,525
TIBCO Software, Inc. (a)......      29,598        285,029
TiVo, Inc. (a)(b).............      19,341        196,891
Tyler Technologies, Inc.
  (a)(b)......................       6,341        126,249
Ultimate Software Group, Inc.
  (a)(b)......................       4,542        133,399
Vasco Data Security
  International (a)(b)........       4,590         28,779
Websense, Inc. (a)(b).........       7,386        128,960
                                             ------------
                                                7,438,358
                                             ------------
SPECIALTY RETAIL -- 3.7%
Aaron's, Inc. (b).............       8,800        244,024
Aeropostale, Inc. (a)(b)......      12,023        409,383
AnnTaylor Stores Corp.
  (a)(b)......................      10,503        143,261
Bebe Stores, Inc. (b).........       5,338         33,469
Cabela's, Inc. (a)(b).........       7,395        105,453
Charming Shoppes, Inc.
  (a)(b)......................      17,568        113,665
Chico's FAS, Inc. (a).........      31,565        443,488
Citi Trends, Inc. (a)(b)......       2,527         69,796
Coldwater Creek, Inc. (a)(b)..      10,533         46,977
Dick's Sporting Goods, Inc.
  (a)(b)......................      15,080        375,040
DSW, Inc. (Class A) (a)(b)....       2,669         69,074
Gymboree Corp. (a)(b).........       5,340        232,237
hhgregg, Inc. (a)(b)..........       3,447         75,937
Hibbett Sports, Inc. (a)(b)...       5,299        116,525
J. Crew Group, Inc. (a).......       9,144        409,102
Jos. A. Bank Clothiers, Inc.
  (a)(b)......................       3,372        142,265
Lumber Liquidators Holdings,
  Inc. (a)(b).................       2,720         72,896
Monro Muffler Brake, Inc.
  (b).........................       3,460        115,702
New York & Co., Inc. (a)(b)...       4,696         20,146
Office Depot, Inc. (a)(b).....      48,866        315,186
Pacific Sunwear of California,
  Inc. (a), (b)...............      11,587         46,116
Systemax, Inc. (b)............         859         13,495
The Dress Barn, Inc. (a)......      11,037        254,955
The Talbots, Inc. (a)(b)......       4,113         36,647
The Wet Seal, Inc. (Class A)
  (a)(b)......................      16,937         58,433
Tractor Supply Co. (a)(b).....       6,573        348,106
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)......       6,164        111,938
Zumiez, Inc. (a)(b)...........       3,681         46,822
                                             ------------
                                                4,470,138
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
American Apparel, Inc. (a)....       5,492         17,025
Carter's, Inc. (a)............      10,173        267,041
Crocs, Inc. (a)(b)............      13,997         80,483
Deckers Outdoor Corp. (a)(b)..       2,407        244,840
FGX International Holdings,
  Ltd. (a)(b).................       2,863         56,086
Fossil, Inc. (a)..............       8,452        283,649
Iconix Brand Group, Inc.
  (a)(b)......................      12,697        160,617
K-Swiss, Inc. (Class A)
  (a)(b)......................       5,049         50,187
Maidenform Brands, Inc. (a)...       3,657         61,036
Quiksilver, Inc. (a)(b).......      23,112         46,686
Steven Madden, Ltd. (a).......       2,933        120,957
True Religion Apparel, Inc.
  (a)(b)......................       4,532         83,797
Under Armour, Inc. (Class A)
  (a).........................       6,885        187,754
Volcom, Inc. (a)(b)...........       3,211         53,752
                                             ------------
                                                1,713,910
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Beneficial Mutual Bancorp,
  Inc. (a)(b).................       6,235         61,352
Fannie Mae (a)(b).............     196,835        232,265
Freddie Mac (a)...............     114,872        168,862
NewAlliance Bancshares, Inc.
  (b).........................      17,857        214,463
Ocwen Financial Corp. (a)(b)..      12,620        120,774
Oritani Financial Corp. (b)...       2,027         27,831
ViewPoint Financial Group
  (b).........................       1,937         27,912
Waterstone Financial, Inc.
  (a)(b)......................       1,547          3,171
                                             ------------
                                                  856,630
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Beacon Roofing Supply, Inc.
  (a)(b)......................       8,050        128,800
H&E Equipment Services, Inc.
  (a)(b)......................       5,032         52,786
Interline Brands, Inc.
  (a)(b)......................       5,780         99,820


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
RSC Holdings, Inc. (a)(b).....       9,158   $     64,472
Rush Enterprises, Inc. (Class
  A) (a)(b)...................       5,873         69,830
Titan Machinery, Inc. (a)(b)..       2,853         32,924
United Rentals, Inc. (a)(b)...      10,653        104,506
WESCO International, Inc.
  (a)(b)......................       7,517        203,034
                                             ------------
                                                  756,172
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
ICO Global Communications
  Holdings, Ltd. (a)(b).......      18,518         19,999
Leap Wireless International,
  Inc. (a)(b).................      10,936        191,927
Shenandoah Telecommunications
  Co. (b).....................       4,420         89,947
Syniverse Holdings, Inc. (a)..      12,294        214,899
                                             ------------
                                                  516,772
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $125,376,997).........                121,423,012
                                             ------------
SHORT TERM INVESTMENTS -- 29.3%
MONEY MARKET FUNDS -- 29.3%
State Street Institutional
  Liquid Reserves Fund (c)....     393,857        393,857
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  35,306,432     35,306,432
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $35,700,289)..........                 35,700,289
                                             ------------
TOTAL INVESTMENTS -- 129.0%
  (E)
  (Cost $161,077,286).........                157,123,301
OTHER ASSETS AND
  LIABILITIES -- (29.0)%......                (35,293,968)
                                             ------------
NET ASSETS -- 100.0%..........               $121,829,333
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)    Investments of cash collateral for securities loaned
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)



See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Applied Signal Technology,
  Inc. .......................       2,043   $     39,410
Cubic Corp. ..................       2,571         95,898
Curtiss-Wright Corp. .........       7,379        231,110
Ducommun, Inc. ...............       1,565         29,281
Esterline Technologies Corp.
  (a).........................       4,812        196,185
GenCorp, Inc. (a)(b)..........       8,830         61,810
Triumph Group, Inc. (b).......       2,728        131,626
                                             ------------
                                                  785,320
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.1%
Atlas Air Worldwide Holdings,
  Inc. (a)....................       2,660         99,085
Pacer International, Inc.
  (a)(b)......................       5,424         17,140
                                             ------------
                                                  116,225
                                             ------------
AIRLINES -- 0.2%
Alaska Air Group, Inc.
  (a)(b)......................       5,945        205,459
Republic Airways Holdings,
  Inc. (a)(b).................       5,458         40,335
                                             ------------
                                                  245,794
                                             ------------
AUTO COMPONENTS -- 1.3%
Cooper Tire & Rubber Co. .....       9,990        200,299
Dana Holding Corp. (a)........      22,862        247,824
Federal-Mogul Corp. (Class A)
  (a)(b)......................       3,961         68,525
Gentex Corp. .................      22,637        404,070
Superior Industries
  International, Inc. (b).....       3,335         51,026
TRW Automotive Holdings Corp.
  (a)(b)......................      11,470        273,904
                                             ------------
                                                1,245,648
                                             ------------
AUTOMOBILES -- 0.1%
Winnebago Industries, Inc.
  (a)(b)......................       4,637         56,571
                                             ------------
BEVERAGES -- 0.1%
Coca-Cola Hellenic Bottling
  Co. SA (b)..................         690         37,274
National Beverage Corp.
  (a)(b)......................       1,531         21,220
                                             ------------
                                                   58,494
                                             ------------
BIOTECHNOLOGY -- 0.8%
ArQule, Inc. (a)(b)...........       4,666         17,218
Cell Therapeutics, Inc.
  (a)(b)......................      94,938        108,229
Clinical Data, Inc. (a)(b)....       2,765         50,489
Idenix Pharmaceuticals, Inc.
  (a).........................       5,047         10,851
Immunomedics, Inc. (a)(b).....      10,713         34,389
Ligand Pharmaceuticals, Inc.
  (Class B) (a)(b)............      16,584         35,987
Nabi Biopharmaceuticals
  (a)(b)......................       8,074         39,563
Neurocrine Biosciences, Inc.
  (a)(b)......................       6,181         16,812
Novavax, Inc. (a)(b)..........      14,343         38,152
PDL BioPharma, Inc. (b).......      19,452        133,441
Rigel Pharmaceuticals, Inc.
  (a)(b)......................       7,869         74,834
Savient Pharmaceuticals, Inc.
  (a).........................      10,181        138,563
StemCells, Inc. (a)(b)........      16,042         20,213
Vanda Pharmaceuticals, Inc.
  (a).........................       3,604         40,509
                                             ------------
                                                  759,250
                                             ------------
BUILDING PRODUCTS -- 0.9%
American Woodmark Corp. ......       1,450         28,536
Ameron International Corp.
  (b).........................       1,400         88,844
Apogee Enterprises, Inc. (b)..       4,506         63,084
Armstrong World Industries,
  Inc. (a)....................       2,937        114,337
Builders FirstSource, Inc.
  (a)(b)......................       5,196         20,005
Gibraltar Industries, Inc.
  (a)(b)......................       4,130         64,965
Griffon Corp. (a).............       8,007         97,846
Lennox International, Inc. ...       8,575        334,768
Universal Forest Products,
  Inc. .......................       3,128        115,142
                                             ------------
                                                  927,527
                                             ------------
CAPITAL MARKETS -- 2.2%
Artio Global Investors, Inc.
  (a).........................       4,000        101,960
BGC Partners, Inc. (Class A)
  (b).........................       5,601         25,877
Broadpoint Gleacher
  Securities, Inc. (a)(b).....      10,674         47,606
Calamos Asset Management, Inc.
  (Class A)...................       3,090         35,628
E*TRADE Financial Corp.
  (a)(b)......................     306,068        535,619
Evercore Partners, Inc. (Class
  A) (b)......................       2,473         75,179
FBR Capital Markets Corp.
  (a)(b)......................       6,041         37,333
GAMCO Investors, Inc. (Class
  A) (b)......................         659         31,823
GLG Partners, Inc. (a)(b).....      27,060         87,133
Investment Technology Group,
  Inc. (a)....................       6,946        136,836
Janus Capital Group, Inc.
  (b).........................      29,483        396,546
LaBranche & Cos., Inc.
  (a)(b)......................       8,809         25,017
Piper Jaffray Co., Inc. (a)...       3,142        159,017
SWS Group, Inc. (b)...........       5,328         64,469
Teton Advisors, Inc. (Class B)
  (a)(b)(c)...................          10             23
Thomas Weisel Partners Group,
  Inc. (a)(b).................       3,270         12,361
Waddell & Reed Financial, Inc.
  (Class A)...................      14,084        430,125
                                             ------------
                                                2,202,552
                                             ------------
CHEMICALS -- 3.7%
A. Schulman, Inc. ............       3,676         74,182
Arch Chemicals, Inc. .........       3,929        121,328
Ashland, Inc. ................      10,966        434,473
Cabot Corp. ..................       8,230        215,873
Cytec Industries, Inc. .......       8,012        291,797
Ferro Corp. (b)...............      12,814        105,587
H.B. Fuller Co. ..............       7,890        179,498
Huntsman Corp. ...............      27,258        307,743
Innophos Holdings, Inc. ......       2,866         65,889
Koppers Holdings, Inc. .......       3,203         97,499
Kronos Worldwide, Inc.
  (a)(b)......................         461          7,491
Minerals Technologies, Inc. ..       3,032        165,153
NL Industries, Inc. (b).......       1,030          7,148
Olin Corp. ...................      11,185        195,961
OM Group, Inc. (a)............       5,085        159,618
RPM International, Inc. ......      21,149        429,959
Sensient Technologies Corp.
  (b).........................       7,905        207,902
Solutia, Inc. (a).............      19,973        253,657
Spartech Corp. ...............       4,796         49,207
Stepan Co. ...................       1,377         89,244
Valhi, Inc. (b)...............       2,195         30,664
Westlake Chemical Corp. (b)...       3,168         78,978
Zep, Inc. (b).................       3,390         58,715
                                             ------------
                                                3,627,566
                                             ------------
COMMERCIAL BANKS -- 10.4%
1st Source Corp. (b)..........       2,158         34,722
Arrow Financial Corp. (b).....       1,730         43,250
Associated Ban-Corp. (b)......      19,373        213,297
Bancfirst Corp. (b)...........       1,117         41,374
BancorpSouth, Inc. (b)........      12,842        301,273
Bank of Hawaii Corp. (b)......       7,864        370,080


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Bank of the Ozarks, Inc. (b)..       1,958   $     57,311
Boston Private Financial
  Holdings, Inc. (b)..........      10,782         62,212
Camden National Corp. (b).....       1,096         35,839
Capital City Bank Group, Inc.
  (b).........................       1,799         24,898
CapitalSource, Inc. (b).......      42,433        168,459
Capitol Bancorp, Ltd. (b).....       2,202          4,316
Cathay General Bancorp (b)....       9,124         68,886
Chemical Financial Corp. (b)..       3,625         85,478
City Holding Co. (b)..........       2,559         82,732
CoBiz Financial, Inc. (b).....       6,095         28,951
Columbia Banking System, Inc.
  (b).........................       4,301         69,590
Community Bank System, Inc.
  (b).........................       5,358        103,463
Community Trust Bancorp, Inc.
  (b).........................       2,132         52,127
CVB Financial Corp. (b).......      14,962        129,272
Danvers Bancorp, Inc. (b).....       3,165         41,113
F.N.B. Corp. (b)..............      18,112        122,980
First Bancorp- North Carolina
  (b).........................       2,616         36,546
First BanCorp- Puerto Rico
  (b).........................      12,057         27,731
First Busey Corp. (b).........       8,826         34,333
First Commonwealth Financial
  Corp. (b)...................      12,148         56,488
First Community Bancshares,
  Inc. (b)....................       2,703         32,571
First Financial Bancorp (b)...       8,177        119,057
First Financial Bankshares,
  Inc. (b)....................       3,358        182,104
First Financial Corp. (b).....       1,741         53,135
First Merchants Corp. (b).....       3,361         19,964
First Midwest Bancorp, Inc.
  (b).........................       8,107         88,285
FirstMerit Corp. (b)..........      13,936        280,671
Fulton Financial Corp. (b)....      28,573        249,157
Glacier Bancorp, Inc. (b).....      10,048        137,859
Great Southern Bancorp, Inc.
  (b).........................       1,544         32,980
Guaranty Bancorp (a)(b).......       8,017         10,582
Hampton Roads Bankshares, Inc.
  (b).........................       3,384          5,854
Hancock Holding Co. (b).......       5,179        226,788
Harleysville National Corp.
  (b).........................       6,678         43,006
Heartland Financial USA, Inc.
  (b).........................       2,292         32,890
Home Bancshares, Inc. (b).....       3,655         87,976
Hudson Valley Holding Corp. ..       1,870         46,114
Huntington Bancshares, Inc.
  (b).........................     114,947        419,557
IBERIABANK Corp. (b)..........       3,408        183,385
Independent Bank Corp.-
  Massachusetts (b)...........       3,406         71,151
International Bancshares Corp.
  (b).........................       8,531        161,492
Investors Bancorp, Inc.
  (a)(b)......................       7,809         85,430
Lakeland Financial Corp. (b)..       2,288         39,468
Marshall & Ilsley Corp. (b)...      82,806        451,293
MB Financial, Inc. (b)........       8,034        158,431
National Penn Bancshares, Inc.
  (b).........................      20,757        120,183
NBT Bancorp, Inc. (b).........       5,603        114,133
Northfield Bancorp, Inc. (b)..       3,138         42,426
Old National Bancorp (b)......      14,399        178,980
Oriental Financial Group, Inc.
  (b).........................       3,992         43,114
Pacific Capital Bancorp (b)...       7,242          6,952
PacWest Bancorp (b)...........       4,059         81,789
Park National Corp. (b).......       1,910        112,461
Popular, Inc. ................     105,140        237,616
Prosperity Bancshares, Inc.
  (b).........................       7,618        308,300
Renasant Corp. (b)............       3,268         44,445
Republic Bancorp, Inc.-
  Kentucky (b)................       1,778         36,627
S&T Bancorp, Inc. (b).........       4,278         72,769
S.Y. Bancorp, Inc. (b)........       1,881         40,159
Sandy Spring Bancorp, Inc.
  (b).........................       2,596         23,078
Santander Bancorp (a)(b)......         791          9,713
SCBT Financial Corp. (b)......       2,014         55,768
Simmons First National Corp.
  (b).........................       2,406         66,887
South Financial Group, Inc. ..      27,014         17,416
Southside Bancshares, Inc.
  (b).........................       2,456         48,187
StellarOne Corp. (b)..........       3,494         34,800
Sterling Bancorp (b)..........       2,899         20,699
Sterling Bancshares, Inc.
  (b).........................      13,099         67,198
Suffolk Bancorp (b)...........       1,466         43,540
Sun Bancorp, Inc. (a)(b)......       2,879         10,796
Susquehanna Bancshares, Inc.
  (b).........................      13,612         80,175
Synovus Financial Corp. (b)...      67,861        139,115
TCF Financial Corp. (b).......      19,625        267,293
Tompkins Trustco, Inc. (b)....       1,203         48,722
TowneBank (b).................       4,017         46,919
Trico Bancshares (b)..........       2,297         38,245
Trustmark Corp. (b)...........       9,114        205,430
UMB Financial Corp. (b).......       5,348        210,444
Umpqua Holdings Corp. (b).....      14,259        191,213
Union Bankshares Corp. (b)....       2,858         35,411
United Bankshares, Inc. (b)...       7,019        140,169
United Community Banks, Inc.
  (a).........................      13,922         47,196
Univest Corp. of Pennsylvania
  (b).........................       2,569         45,035
Valley National Bancorp (b)...      23,246        328,466
Washington Trust Bancorp, Inc.
  (b).........................       2,201         34,292
Webster Financial Corp. (b)...      11,721        139,128
WesBanco, Inc. (b)............       3,863         47,669
Westamerica Bancorporation
  (b).........................       4,709        260,737
Whitney Holding Corp. (b).....      14,683        133,762
Wilmington Trust Corp. (b)....      11,277        139,158
Wintrust Financial Corp. (b)..       3,929        120,974
Zions Bancorporation (b)......      22,748        291,857
                                             ------------
                                               10,345,367
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
ABM Industries, Inc. (b)......       6,886        142,265
ACCO Brands Corp. (a).........       8,607         62,659
APAC Customer Services, Inc.
  (a)(b)......................       4,842         28,858
ATC Technology Corp. (a)......       3,140         74,889
Bowne & Co., Inc. (b).........       6,713         44,843
Consolidated Graphics, Inc.
  (a).........................       1,550         54,281
Cornell Companies, Inc. (a)...       2,106         47,806
Courier Corp. (b).............       1,577         22,472
Deluxe Corp. (b)..............       8,406        124,325
Ennis, Inc. ..................       4,049         67,983
G & K Services, Inc. (Class
  A)..........................       3,040         76,395
Healthcare Services Group,
  Inc. .......................       6,180        132,623
Herman Miller, Inc. (b).......       9,123        145,785
HNI Corp. (b).................       6,109        168,792
Kimball International, Inc.
  (Class B)...................       4,071         34,685
McGrath Rentcorp (b)..........       3,841         85,885
Mine Safety Appliances Co.
  (b).........................       5,029        133,419
Steelcase, Inc. (Class A)
  (b).........................       9,874         62,799
The Brink's Co. ..............       7,857        191,239
The Standard Register Co.
  (b).........................       2,415         12,316
United Stationers, Inc. (a)...       3,816        216,940
Viad Corp. ...................       3,165         65,294
                                             ------------
                                                1,996,553
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
3Com Corp. (a)................      64,217        481,627
Black Box Corp. (b)...........       2,898         82,129


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
EMS Technologies, Inc. (a)....       2,402   $     34,829
Emulex Corp. (a)..............      13,080        142,572
Extreme Networks, Inc.
  (a)(b)......................      14,009         40,206
UTStarcom, Inc. (a)...........      18,024         39,473
                                             ------------
                                                  820,836
                                             ------------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a)(b)..........      16,055         53,784
Avid Technology, Inc. (a)(b)..       4,539         57,917
Diebold, Inc. ................      10,802        307,317
Electronics for Imaging, Inc.
  (a).........................       7,769        101,075
Hutchinson Technology, Inc.
  (a).........................       3,351         34,381
Imation Corp. (a)(b)..........       4,944         43,112
Lexmark International, Inc.
  (Class A) (a)...............      12,863        334,181
                                             ------------
                                                  931,767
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.9%
Comfort Systems USA, Inc.
  (b).........................       6,106         75,348
EMCOR Group, Inc. (a)(b)......      10,607        285,329
Granite Construction, Inc.
  (b).........................       5,488        184,726
Insituform Technologies, Inc.
  (a)(b)......................       6,316        143,500
Michael Baker Corp. (a).......       1,208         50,011
Northwest Pipe Co. (a)(b).....       1,405         37,738
Tutor Perini Corp. (a)(b).....       4,326         78,214
                                             ------------
                                                  854,866
                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Headwaters, Inc. (a)(b).......       8,055         52,519
Texas Industries, Inc. (b)....       3,741        130,897
                                             ------------
                                                  183,416
                                             ------------
CONSUMER FINANCE -- 0.5%
Advance America Cash Advance
  Centers, Inc. ..............       7,820         43,479
Cash America International,
  Inc. (b)....................       4,737        165,605
CompuCredit Holdings Corp.
  (b).........................       4,945         16,467
Dollar Financial Corp.
  (a)(b)......................       3,828         90,570
Nelnet, Inc. (Class A)........       4,533         78,104
The First Marblehead Corp.
  (a)(b)......................       9,995         21,289
The Student Loan Corp. (b)....         666         31,016
World Acceptance Corp.
  (a)(b)......................       2,284         81,836
                                             ------------
                                                  528,366
                                             ------------
CONTAINERS & PACKAGING -- 1.4%
Greif, Inc. (Class A).........       5,585        301,478
Myers Industries, Inc. (b)....       4,901         44,599
Packaging Corp. of America
  (b).........................      16,810        386,798
Silgan Holdings, Inc. (b).....       4,172        241,476
Temple-Inland, Inc. ..........      17,421        367,757
                                             ------------
                                                1,342,108
                                             ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)..       3,133         22,213
Core-Mark Holding Co., Inc.
  (a)(b)......................       1,565         51,582
                                             ------------
                                                   73,795
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Hillenbrand, Inc. ............      10,086        190,020
Jackson Hewitt Tax Service,
  Inc. (a)(b).................       3,992         17,565
Pre-Paid Legal Services, Inc.
  (a)(b)......................       1,235         50,734
Regis Corp. (b)...............       9,430        146,825
Service Corp. International...      41,205        337,469
Stewart Enterprises, Inc.
  (Class A) (b)...............      13,267         68,325
                                             ------------
                                                  810,938
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Asset Acceptance Capital Corp.
  (a)(b)......................       1,751         11,872
Encore Capital Group, Inc.
  (a)(b)......................       2,164         37,654
Financial Federal Corp. ......       4,229        116,297
Life Partners Holdings,
  Inc. .......................       1,031         21,847
PHH Corp. (a).................       8,788        141,575
                                             ------------
                                                  329,245
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Alaska Communications Systems
  Group, Inc. (b).............       7,004         55,892
Atlantic Tele-Network, Inc. ..       1,488         81,855
Cincinnati Bell, Inc. (a)(b)..      34,115        117,697
Cogent Communications Group,
  Inc. (a)....................       7,152         70,519
Consolidated Communications
  Holdings, Inc. (b)..........       3,713         64,977
Iowa Telecommunications
  Services, Inc. .............       5,291         88,677
SureWest Communications
  (a)(b)......................       2,532         25,219
                                             ------------
                                                  504,836
                                             ------------
ELECTRIC UTILITIES -- 2.6%
ALLETE, Inc. (b)..............       4,782        156,276
Central Vermont Public Service
  Corp. ......................       1,570         32,656
Cleco Corp. (b)...............       9,807        268,025
El Paso Electric Co. (a)(b)...       7,460        151,289
Empire District Electric Co.
  (b).........................       5,997        112,324
Great Plains Energy, Inc.
  (b).........................      22,182        430,109
Hawaiian Electric Industries,
  Inc. (b)....................      14,796        309,236
IDACORP, Inc. (b).............       7,720        246,654
MGE Energy, Inc. (b)..........       3,710        132,595
PNM Resources, Inc. (b).......      12,823        162,211
Portland General Electric Co.
  (b).........................      12,156        248,104
UIL Holdings Corp. ...........       4,750        133,380
Unisource Energy Corp. .......       5,794        186,509
                                             ------------
                                                2,569,368
                                             ------------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. (b)..........       4,004        173,734
Acuity Brands, Inc. (b).......       7,016        250,050
Advanced Battery Technologies,
  Inc. (a)(b).................       7,724         30,896
Belden CDT, Inc. .............       7,597        166,526
Brady Corp. (Class A).........       7,799        234,048
Franklin Electric Co., Inc.
  (b).........................       3,080         89,566
GrafTech International, Ltd.
  (a).........................      19,611        304,951
Thomas & Betts Corp. (a)......       8,772        313,950
                                             ------------
                                                1,563,721
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.6%
Agilysys, Inc. (b)............       2,280         20,748
Anixter International, Inc.
  (a).........................       4,957        233,475
AVX Corp. ....................       8,375        106,111
Checkpoint Systems, Inc. (a)..       6,123         93,376
Coherent, Inc. (a)(b).........       3,741        111,220
Electro Rent Corp. ...........       2,887         33,316
Littelfuse, Inc. (a)(b).......       3,559        114,422
Methode Electronics, Inc.
  (Class A)...................       6,192         53,746


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Park Electrochemical Corp. ...       2,874   $     79,437
Smart Modular Technologies
  (WWH), Inc. (a).............       6,076         38,218
SYNNEX Corp. (a)(b)...........       3,263        100,044
Tech Data Corp. (a)...........       8,247        384,805
Technitrol, Inc. .............       6,144         26,911
Vishay Intertechnology, Inc.
  (a).........................      27,758        231,779
                                             ------------
                                                1,627,608
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Bristow Group, Inc. (a)(b)....       5,590        214,936
Gulf Island Fabrication, Inc.
  (b).........................       1,927         40,525
Gulfmark Offshore, Inc.
  (a)(b)......................       4,088        115,731
PHI, Inc. (a).................       2,210         45,747
                                             ------------
                                                  416,939
                                             ------------
FOOD & STAPLES RETAILING -- 1.2%
BJ's Wholesale Club, Inc.
  (a)(b)......................       8,994        294,194
Casey's General Stores,
  Inc. .......................       8,296        264,808
Ingles Markets, Inc. (b)......       1,878         28,414
Nash Finch Co. (b)............       2,024         75,070
PriceSmart, Inc. (b)..........       2,267         46,337
Ruddick Corp. (b).............       6,876        176,920
Spartan Stores, Inc. (b)......       3,501         50,029
The Andersons, Inc. ..........       2,856         73,742
Village Super Market, Inc.
  (Class A)...................         730         19,944
Weis Markets, Inc. (b)........       2,090         75,992
Winn-Dixie Stores, Inc.
  (a)(b)......................       8,613         86,475
                                             ------------
                                                1,191,925
                                             ------------
FOOD PRODUCTS -- 2.0%
Alico, Inc. (b)...............         507         14,429
American Italian Pasta Co.
  (a)(b)......................       3,496        121,626
B&G Foods, Inc. ..............       7,821         71,797
Cal-Maine Foods, Inc. (b).....       2,048         69,796
Chiquita Brands International,
  Inc. (a)....................       7,293        131,566
Corn Products International,
  Inc. .......................      12,141        354,881
Del Monte Foods Co. ..........      32,713        370,965
Dole Food Co., Inc. (a)(b)....       5,600         69,496
Farmer Brothers Co. (b).......         916         18,082
Fresh Del Monte Produce, Inc.
  (a).........................       6,845        151,275
Hain Celestial Group, Inc.
  (a)(b)......................       6,384        108,592
Lancaster Colony Corp. (b)....       3,295        163,761
Lance, Inc. (b)...............       5,071        133,367
Sanderson Farms, Inc. (b).....       2,925        123,318
Tootsie Roll Industries, Inc.
  (b).........................       3,578         97,966
                                             ------------
                                                2,000,917
                                             ------------
GAS UTILITIES -- 1.6%
Chesapeake Utilities Corp.
  (b).........................       1,481         47,466
Laclede Group, Inc. ..........       3,264        110,225
New Jersey Resources Corp.
  (b).........................       6,793        254,058
Nicor, Inc. (b)...............       7,426        312,635
Northwest Natural Gas Co.
  (b).........................       4,292        193,312
South Jersey Industries, Inc.
  (b).........................       4,860        185,555
Southwest Gas Corp. ..........       7,288        207,927
WGL Holdings, Inc. (b)........       8,197        274,927
                                             ------------
                                                1,586,105
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Analogic Corp. ...............       2,045         78,753
CONMED Corp. (a)(b)...........       4,768        108,710
Hill-Rom Holdings, Inc. (b)...      10,309        247,313
Invacare Corp. (b)............       5,246        130,835
STERIS Corp. (b)..............       8,689        243,031
The Cooper Cos., Inc. (b).....       7,362        280,640
                                             ------------
                                                1,089,282
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Cross Country Healthcare, Inc.
  (a)(b)......................       4,456         44,159
Gentiva Health Services, Inc.
  (a).........................       4,634        125,164
Hanger Orthopedic Group, Inc.
  (a)(b)......................       5,065         70,049
Health Net, Inc. (a)(b).......      16,980        395,464
HEALTHSOUTH Corp. (a)(b)......      15,320        287,556
Kindred Healthcare, Inc. (a)..       6,200        114,452
Landauer, Inc. (b)............       1,494         91,732
LifePoint Hospitals, Inc.
  (a)(b)......................       8,958        291,225
Magellan Health Services, Inc.
  (a).........................       5,760        234,605
Medcath Corp. (a).............       2,555         20,210
Molina Healthcare, Inc.
  (a)(b)......................       2,060         47,112
National Healthcare Corp.
  (b).........................       1,459         52,684
Owens & Minor, Inc. ..........       6,750        289,778
RehabCare Group, Inc. (a).....       3,820        116,243
Res-Care, Inc. (a)............       3,972         44,486
Skilled Healthcare Group, Inc.
  (Class A) (a)(b)............       3,626         27,014
Sun Healthcare Group, Inc.
  (a)(b)......................       6,901         63,282
Tenet Healthcare Corp. (a)....      78,765        424,543
Triple-S Management Corp.
  (Class B) (a)...............       3,195         56,232
                                             ------------
                                                2,795,990
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.0% (D)
MedQuist, Inc. (b)............       1,442          9,647
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
AFC Enterprises, Inc. (a).....       3,864         31,530
Ameristar Casinos, Inc. (b)...       3,733         56,854
Bob Evans Farms, Inc. ........       5,073        146,863
Boyd Gaming Corp. (a).........       9,288         77,740
Brinker International, Inc. ..      16,484        245,941
Churchill Downs, Inc. (b).....       1,608         60,059
CKE Restaurants, Inc. (b).....       8,034         67,968
Cracker Barrel Old Country
  Store, Inc. ................       3,595        136,574
Gaylord Entertainment Co.
  (a)(b)......................       5,576        110,126
International Speedway Corp.
  (Class A) (b)...............       4,448        126,546
Isle of Capri Casinos, Inc.
  (a).........................       2,692         20,136
Jack in the Box, Inc. (a)(b)..       9,194        180,846
Krispy Kreme Doughnuts, Inc.
  (a)(b)......................       9,201         27,143
Landry's Restaurants, Inc.
  (a)(b)......................       1,113         23,696
Marcus Corp. .................       3,346         42,896
Orient-Express Hotels, Ltd.
  (Class A) (a)...............      12,556        127,318
Pinnacle Entertainment, Inc.
  (a)(b)......................       9,520         85,490
Ruby Tuesday, Inc. (a)(b).....       9,704         69,869
Speedway Motorsports, Inc.
  (b).........................       2,173         38,288
The Steak N Shake Co. (a)(b)..         236         76,492
Vail Resorts, Inc. (a)(b).....       5,983        226,157
                                             ------------
                                                1,978,532
                                             ------------
HOUSEHOLD DURABLES -- 1.8%
American Greetings Corp.
  (Class A) (b)...............       6,026        131,307
Blyth, Inc. ..................         976         32,911
Brookfield Homes Corp.
  (a)(b)......................       1,424         11,392
CSS Industries, Inc. (b)......       1,245         24,203
Ethan Allen Interiors, Inc. ..       4,371         58,659


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Furniture Brands
  International, Inc. (a)(b)..       5,569   $     30,407
Helen of Troy, Ltd. (a).......       4,457        109,018
Hovnanian Enterprises, Inc.
  (a)(b)......................       8,767         33,665
KB HOME.......................      12,428        170,015
La-Z-Boy, Inc. (a)............       8,240         78,527
Lennar Corp. (Class A)........      26,081        333,054
M.D.C. Holdings, Inc. (b).....       5,866        182,081
M/I Homes, Inc. (a)...........       2,813         29,227
Sealy Corp. (a)(b)............       8,561         27,053
Skyline Corp. (b).............       1,022         18,805
Standard Pacific Corp.
  (a)(b)......................      16,325         61,055
Tupperware Brands Corp. ......      10,243        477,016
                                             ------------
                                                1,808,395
                                             ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co.
  (Class A) (a)...............      10,286        102,243
WD-40 Co. ....................       2,558         82,777
                                             ------------
                                                  185,020
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ..........      10,070        344,998
Otter Tail Corp. (b)..........       5,240        129,952
Standex International Corp. ..       1,897         38,111
Tredegar Corp. ...............       3,799         60,100
                                             ------------
                                                  573,161
                                             ------------
INSURANCE -- 7.3%
AMBAC Financial Group, Inc.
  (a)(b)......................      44,764         37,154
American Equity Investment
  Life Holding Co. (b)........       9,691         72,101
American National Insurance
  Co. (b).....................       2,606        311,261
American Physicians Capital,
  Inc. .......................       1,647         49,937
AMERISAFE, Inc. (a)(b)........       2,987         53,676
Argo Group International
  Holdings, Ltd. (a)..........       5,019        146,254
Arthur J. Gallagher & Co. ....      16,348        367,994
Aspen Insurance Holdings,
  Ltd. .......................      12,387        315,249
Assured Guaranty, Ltd. .......      20,592        448,082
Baldwin & Lyons, Inc. (Class
  B) (b)......................       1,563         38,465
CNA Surety Corp. (a)..........       2,470         36,778
Conseco, Inc. (a).............      30,131        150,655
Delphi Financial Group........       7,391        165,337
Donegal Group, Inc. (Class A)
  (b).........................       2,061         32,028
EMC Insurance Group, Inc.
  (b).........................         748         16,090
Employers Holdings, Inc. .....       7,450        114,283
Endurance Specialty Holdings,
  Ltd. (b)....................       8,357        311,131
Enstar Group, Ltd. (a)(b).....       1,184         86,456
Erie Indemnity Co. (Class A)
  (b).........................       5,137        200,446
FBL Financial Group, Inc.
  (Class A) (b)...............       2,091         38,725
First Mercury Financial
  Corp. ......................       2,369         32,479
Flagstone Reinsurance
  Holdings, Ltd. .............       5,945         65,038
FPIC Insurance Group, Inc.
  (a)(b)......................       1,139         43,988
Greenlight Capital Re, Ltd.
  (Class A) (a)(b)............       4,738        111,675
Harleysville Group, Inc. (b)..       2,019         64,184
Hilltop Holdings, Inc.
  (a)(b)......................       6,821         79,396
Horace Mann Educators Corp. ..       6,350         79,375
Infinity Property & Casualty
  Corp. ......................       2,167         88,067
Kansas City Life Insurance
  Co. ........................         566         16,839
Maiden Holdings, Ltd. (b).....       9,524         69,716
Max Capital Group, Ltd. (b)...       7,644        170,461
MBIA, Inc. (a)(b).............      26,348        104,865
Meadowbrook Insurance Group,
  Inc. .......................       9,166         67,828
Mercury General Corp. (b).....       4,199        164,853
Montpelier Re Holdings, Ltd.
  (b).........................      13,061        226,217
National Financial Partners
  Corp. (a)(b)................       6,830         55,255
National Interstate Corp. ....         947         16,061
National Western Life
  Insurance Co. (Class A)
  (b).........................         353         61,288
Navigators Group, Inc. (a)....       2,300        108,353
OneBeacon Insurance Group,
  Ltd. (Class A)..............       3,622         49,911
Platinum Underwriters
  Holdings, Ltd. .............       8,199        313,940
PMA Capital Corp. (Class A)
  (a)(b)......................       4,941         31,128
Presidential Life Corp. (b)...       3,442         31,494
ProAssurance Corp. (a)(b).....       5,349        287,295
Protective Life Corp. ........      13,895        229,962
RLI Corp. (b).................       3,128        166,566
Safety Insurance Group, Inc.
  (b).........................       2,404         87,097
Selective Insurance Group,
  Inc. .......................       8,663        142,506
StanCorp Financial Group, Inc.
  (b).........................       8,020        320,960
State Auto Financial Corp. ...       2,141         39,609
Stewart Information Services
  Corp. (b)...................       2,655         29,948
The Phoenix Cos., Inc.
  (a)(b)......................      17,101         47,541
United America Indemnity, Ltd.
  (Class A) (a)(b)............       4,534         35,909
United Fire & Casualty Co. ...       3,616         65,920
Unitrin, Inc. ................       7,568        166,874
Validus Holdings, Ltd. .......      15,512        417,893
Zenith National Insurance
  Corp. (b)...................       6,086        181,119
                                             ------------
                                                7,263,712
                                             ------------
INTERNET & CATALOG RETAIL -- 0.0% (D)
Vitacost.com, Inc. (a)(b).....       1,700         17,714
                                             ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
EarthLink, Inc. ..............      17,291        143,688
United Online, Inc. ..........      13,281         95,491
                                             ------------
                                                  239,179
                                             ------------
IT SERVICES -- 1.3%
CACI International, Inc.
  (Class A) (a)(b)............       4,896        239,170
CIBER, Inc. (a)...............       9,580         33,051
Convergys Corp. (a)(b)........      18,914        203,325
CSG Systems International,
  Inc. (a)....................       5,561        106,159
Echo Global Logistics, Inc.
  (a)(b)......................         800         10,152
Global Cash Access Holdings,
  Inc. (a)....................       5,459         40,888
iGate Corp. ..................       3,708         37,080
infoUSA, Inc. (a)(b)..........       4,709         37,766
MAXIMUS, Inc. ................       2,856        142,800
MoneyGram International, Inc.
  (a)(b)......................      14,653         42,201
SRA International, Inc. (Class
  A) (a)......................       6,592        125,907
Unisys Corp. (a)..............       6,282        242,234
                                             ------------
                                                1,260,733
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Brunswick Corp. (b)...........      14,442        183,558
Callaway Golf Co. (b).........      10,216         77,029
Eastman Kodak Co. (a)(b)......      41,469        174,999
JAKKS Pacific, Inc. (a)(b)....       4,320         52,358
Leapfrog Enterprises, Inc.
  (a).........................       6,068         23,726
Marine Products Corp. (b).....       2,267         11,176


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Polaris Industries, Inc. .....       5,289   $    230,759
RC2 Corp. (a).................       3,593         52,997
                                             ------------
                                                  806,602
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Albany Molecular Research,
  Inc. (a)....................       3,605         32,733
Bio-Rad Laboratories, Inc.
  (Class A) (a)...............       3,169        305,682
Cambrex Corp. (a)(b)..........       4,598         25,657
                                             ------------
                                                  364,072
                                             ------------
MACHINERY -- 4.5%
Albany International Corp.
  (Class A) (b)...............       4,195         94,220
Ampco-Pittsburgh Corp. (b)....       1,274         40,169
Astec Industries, Inc.
  (a)(b)......................       2,784         75,001
Barnes Group, Inc. ...........       7,234        122,255
Blount International, Inc.
  (a)(b)......................       6,052         61,125
Briggs & Stratton Corp. (b)...       8,271        154,750
Cascade Corp. (b).............       1,349         37,084
CIRCOR International, Inc. ...       2,781         70,026
Colfax Corp. (a)(b)...........       4,042         48,666
Crane Co. (b).................       8,294        253,962
EnPro Industries, Inc.
  (a)(b)......................       3,136         82,822
Federal Signal Corp. .........       8,430         50,749
Freightcar America, Inc. (b)..       1,919         38,054
Graco, Inc. (b)...............       9,878        282,215
IDEX Corp. ...................      13,214        411,616
Kaydon Corp. (b)..............       5,357        191,566
Kennametal, Inc. (b)..........      13,148        340,796
Mueller Industries, Inc. .....       5,891        146,332
Mueller Water Products, Inc.
  (Class A)...................      24,578        127,806
NACCO Industries, Inc. .......         858         42,728
Oshkosh Corp. ................      14,285        528,974
Robbins & Myers, Inc. ........       4,136         97,279
Snap-On, Inc. ................       9,466        400,033
Tecumseh Products Co. (Class
  A) (a)......................       2,515         29,400
Tennant Co. ..................       2,601         68,120
The Timken Co. ...............      12,516        296,754
Titan International, Inc.
  (b).........................       5,563         45,116
Trinity Industries, Inc. (b)..      12,930        225,499
Watts Water Technologies, Inc.
  (b).........................       4,737        146,468
                                             ------------
                                                4,509,585
                                             ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc.
  (b).........................       6,767        231,634
American Commercial Lines,
  Inc. (a)(b).................       1,546         28,338
Eagle Bulk Shipping, Inc.
  (a)(b)......................      10,396         51,460
Genco Shipping & Trading, Ltd.
  (a)(b)......................       4,338         97,085
Horizon Lines, Inc. (Class A)
  (b).........................       4,738         26,391
                                             ------------
                                                  434,908
                                             ------------
MEDIA -- 1.8%
Arbitron, Inc. (b)............       4,223         98,903
Ascent Media Corp. (Class A)
  (a)(b)......................       2,266         57,851
Belo Corp. ...................      14,384         78,249
Cinemark Holdings, Inc. ......       5,870         84,352
Gannett Co., Inc. (b).........      37,692        559,726
Harte-Hanks, Inc. (b).........       6,264         67,526
Journal Communications,
  Inc. .......................       6,578         25,588
Meredith Corp. ...............       5,893        181,799
PRIMEDIA, Inc. (b)............       3,090         11,155
Regal Entertainment Group
  (b).........................      12,742        183,995
Scholastic Corp. .............       4,431        132,177
Sinclair Broadcast Group, Inc.
  (a)(b)......................       7,327         29,528
The E.W. Scripps Co. (Class A)
  (a)(b)......................       4,327         30,116
The New York Times Co. (Class
  A) (a)......................      15,909        196,635
Value Line, Inc. (b)..........         236          5,926
World Wrestling Entertainment,
  Inc. (Class A) (b)..........       4,277         65,566
                                             ------------
                                                1,809,092
                                             ------------
METALS & MINING -- 1.2%
A.M. Castle & Co. (b).........       2,883         39,468
AMCOL International Corp.
  (b).........................       4,159        118,199
Carpenter Technology Corp. ...       7,245        195,253
Coeur d'Alene Mines Corp.
  (a)(b)......................      12,849        232,053
Commercial Metals Co. ........      18,448        288,711
Kaiser Aluminum Corp. (b).....       2,457        102,260
Olympic Steel, Inc. (b).......       1,512         49,261
US Gold Corp. (a)(b)..........      14,152         35,097
Worthington Industries,
  Inc. .......................      10,465        136,778
                                             ------------
                                                1,197,080
                                             ------------
MULTI-UTILITIES -- 0.6%
Avista Corp. (b)..............       8,841        190,877
Black Hills Corp. (b).........       6,349        169,074
CH Energy Group, Inc. ........       2,572        109,362
NorthWestern Corp. (b)........       5,904        153,622
                                             ------------
                                                  622,935
                                             ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)............      13,510        391,520
Dillard's, Inc. (Class A)
  (b).........................       9,064        167,231
Fred's, Inc. (Class A) (b)....       5,873         59,905
Retail Ventures, Inc. (a).....       2,059         18,304
Saks, Inc. (a)(b).............      22,301        146,294
                                             ------------
                                                  783,254
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 1.8%
BP Prudhoe Bay Royalty Trust
  (b).........................       3,546        293,609
Clayton Williams Energy, Inc.
  (a).........................       1,516         53,120
Cloud Peak Energy, Inc.
  (a)(b)......................       5,200         75,712
Crosstex Energy, Inc. ........       7,118         43,064
DHT Maritime, Inc. (b)........       7,494         27,578
General Maritime Corp. (b)....       8,104         56,647
Harvest Natural Resources,
  Inc. (a)(b).................       4,923         26,043
Hugoton Royalty Trust.........       6,513        104,729
James River Coal Co. (a)(b)...       4,306         79,790
Overseas Shipholding Group,
  Inc. (b)....................       3,860        169,647
Ship Finance International,
  Ltd. (b)....................       6,822         92,984
Southern Union Co. ...........      17,123        388,692
Stone Energy Corp. (a)(b).....       6,943        125,321
Teekay Corp. (b)..............       6,921        160,636
USEC, Inc. (a)(b).............      18,275         70,359
                                             ------------
                                                1,767,931
                                             ------------
PAPER & FOREST PRODUCTS -- 0.7%
Buckeye Technologies, Inc.
  (a).........................       6,183         60,346
Deltic Timber Corp. (b).......       1,844         85,156
Glatfelter....................       7,408         90,007
Louisiana-Pacific Corp.
  (a)(b)......................      19,499        136,103
Neenah Paper, Inc. ...........       2,352         32,811


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Schweitzer-Mauduit
  International, Inc. (b).....       2,834   $    199,372
Wausau-Mosinee Paper Corp. ...       7,690         89,204
                                             ------------
                                                  692,999
                                             ------------
PERSONAL PRODUCTS -- 0.3%
Elizabeth Arden, Inc. (a)(b)..       4,224         60,995
Nu Skin Enterprises, Inc.
  (Class A) (b)...............       8,303        223,102
Prestige Brands Holdings, Inc.
  (a).........................       7,162         56,293
                                             ------------
                                                  340,390
                                             ------------
PHARMACEUTICALS -- 0.4%
Medicis Pharmaceutical Corp.
  (Class A) (b)...............       9,572        258,923
Par Pharmaceutical Cos., Inc.
  (a).........................       5,674        153,538
                                             ------------
                                                  412,461
                                             ------------
PROFESSIONAL SERVICES -- 0.2%
CDI Corp. ....................       2,007         25,991
Kelly Services, Inc. (Class A)
  (a).........................       4,304         51,347
School Specialty, Inc. (a)....       2,498         58,428
Volt Information Sciences,
  Inc. (a)(b).................       1,421         14,210
                                             ------------
                                                  149,976
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 15.6%
Acadia Realty Trust...........       6,288        106,079
Alexandria Real Estate
  Equities, Inc. (b)..........       7,163        460,509
American Campus Communities,
  Inc. (b)....................       8,711        244,779
American Capital Agency Corp.
  (b).........................       3,182         84,450
Anworth Mortgage Asset
  Corp. ......................      17,107        119,749
Apartment Investment &
  Management Co. (Class A)
  (b).........................      18,999        302,464
ARMOUR Residential REIT, Inc.
  (a)(b)......................       3,900         32,175
Ashford Hospitality Trust
  (a)(b)......................      10,347         48,010
BioMed Realty Trust, Inc. ....      15,646        246,894
Brandywine Realty Trust (b)...      20,909        238,363
BRE Properties, Inc. (b)......       8,911        294,776
Camden Property Trust.........      10,565        447,639
Capital Lease Funding, Inc.
  (b).........................       7,728         33,849
Capstead Mortgage Corp. ......      10,370        141,551
CBL & Associates Properties,
  Inc. (b)....................      22,427        216,869
Chimera Investment Corp. (b)..     103,163        400,272
Colonial Properties Trust
  (b).........................      10,916        128,045
Colony Financial, Inc. (b)....       2,000         40,740
Cousins Properties, Inc. (b)..      13,227        100,922
CreXus Investment Corp. (a)...       2,100         29,316
DCT Industrial Trust, Inc.
  (b).........................      33,258        166,955
Developers Diversified Realty
  Corp. (b)...................      20,778        192,404
DiamondRock Hospitality Co.
  (b).........................      19,501        165,173
Douglas Emmett, Inc. .........      19,981        284,729
Duke Realty Corp. (b).........      36,759        447,357
DuPont Fabros Technology,
  Inc. .......................       6,591        118,572
EastGroup Properties, Inc. ...       4,163        159,360
Education Realty Trust,
  Inc. .......................       9,223         44,639
Entertainment Properties
  Trust.......................       6,870        242,305
Equity One, Inc. .............       6,232        100,771
Essex Property Trust, Inc.
  (b).........................       4,790        400,683
FelCor Lodging Trust, Inc.
  (a)(b)......................       9,884         35,582
First Industrial Realty Trust,
  Inc. (a)(b).................       8,374         43,796
First Potomac Realty Trust....       4,700         59,079
Franklin Street Properties
  Corp. ......................      11,371        166,130
Getty Realty Corp. (b)........       2,718         63,955
Government Properties Income
  Trust (b)...................       1,680         38,606
Hatteras Financial Corp. (b)..       5,903        165,048
Healthcare Realty Trust, Inc.
  (b).........................       9,545        204,836
Highwoods Properties, Inc.
  (b).........................      11,629        387,827
Home Properties, Inc. (b).....       5,497        262,262
Hospitality Properties Trust..      20,089        476,310
HRPT Properties Trust (b).....      36,727        237,624
Inland Real Estate Corp. (b)..      11,640         94,866
Invesco Mortgage Capital,
  Inc. .......................       1,309         29,793
Investors Real Estate Trust...      11,534        103,806
iStar Financial, Inc. (a)(b)..      15,312         39,199
Kilroy Realty Corp. (b).......       6,991        214,414
Kite Realty Group Trust.......      10,014         40,757
LaSalle Hotel Properties (b)..      10,353        219,794
Lexington Realty Trust (b)....      15,379         93,504
LTC Properties, Inc. .........       3,798        101,597
Mack-Cali Realty Corp. .......      12,832        443,602
Medical Properties Trust,
  Inc. .......................      12,703        127,030
MFA Financial, Inc. ..........      44,779        329,126
Mid-America Apartment
  Communities, Inc. ..........       4,721        227,930
National Health Investors,
  Inc. .......................       3,901        144,298
National Retail Properties,
  Inc. (b)....................      13,498        286,428
NorthStar Realty Finance Corp.
  (b).........................      10,022         34,375
OMEGA Healthcare Investors,
  Inc. .......................      14,005        272,397
Parkway Properties, Inc. (b)..       3,346         69,664
Pebblebrook Hotel Trust (a)...       2,900         63,829
Pennsylvania Real Estate
  Investment Trust (b)........       7,381         62,443
Pennymac Mortgage Investment
  Trust (a)(b)................       2,677         45,991
Post Properties, Inc. ........       7,957        155,957
Potlatch Corp. (b)............       6,429        204,957
PS Business Parks, Inc. ......       3,063        153,303
RAIT Investment Trust (a)(b)..       9,920         12,995
Ramco-Gershenson Properties
  Trust (b)...................       5,113         48,778
Redwood Trust, Inc. ..........      11,354        164,179
Saul Centers, Inc. ...........       1,196         39,181
Senior Housing Properties
  Trust.......................      20,872        456,471
SL Green Realty Corp. (b).....      12,577        631,868
Sovran Self Storage, Inc.
  (b).........................       4,346        155,283
Starwood Property Trust, Inc.
  (b).........................       6,797        128,395
Sun Communities, Inc. (b).....       2,651         52,357
Sunstone Hotel Investors, Inc.
  (a)(b)......................      15,267        135,571
The Macerich Co. (b)..........      15,386        553,127
U-Store-It Trust (b)..........      12,376         90,592
UDR, Inc. (b).................      25,138        413,269
Universal Health Realty Income
  Trust (b)...................       1,690         54,131
Urstadt Biddle Properties
  (b).........................         583          8,745
Urstadt Biddle Properties
  (Class A) (b)...............       2,821         43,077
Walter Investment Management
  Corp. (b)...................       3,992         57,205


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Washington Real Estate
  Investment Trust (b)........       9,769   $    269,136
Weingarten Realty Investors...      19,657        389,012
                                             ------------
                                               15,443,886
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)..       1,220         20,752
Forest City Enterprises, Inc.
  (Class A) (a)(b)............      19,678        231,807
Forestar Real Estate Group,
  Inc. (a)(b).................       5,848        128,539
                                             ------------
                                                  381,098
                                             ------------
ROAD & RAIL -- 0.8%
Arkansas Best Corp. (b).......       3,688        108,538
Avis Budget Group, Inc.
  (a)(b)......................      16,598        217,766
Con-way, Inc. ................       8,019        279,943
Universal Truckload Services,
  Inc. .......................         926         16,760
Werner Enterprises, Inc. (b)..       8,291        164,079
                                             ------------
                                                  787,086
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
Actel Corp. (a)(b)............       3,993         47,437
DSP Group, Inc. (a)...........       3,717         20,927
Exar Corp. (a)(b).............       6,342         45,091
Fairchild Semiconductor
  International, Inc. (a)(b)..      20,222        202,018
Intersil Corp. (Class A)......      19,866        304,744
Lattice Semiconductor Corp.
  (a).........................      18,177         49,078
                                             ------------
                                                  669,295
                                             ------------
SOFTWARE -- 1.2%
Compuware Corp. (a)...........      37,999        274,733
Epicor Software Corp. (a)(b)..       7,725         58,865
Fair Isaac Corp. (b)..........       7,895        168,242
i2 Technologies, Inc. (a)(b)..       2,575         49,234
JDA Software Group, Inc.
  (a)(b)......................       5,722        145,739
Novell, Inc. (a)..............      56,251        233,442
OPNET Technologies, Inc. (b)..       2,162         26,355
Renaissance Learning, Inc. ...       1,065         12,098
S1 Corp. (a)..................       8,822         57,519
Take-Two Interactive Software,
  Inc. (a)(b).................      12,777        128,409
                                             ------------
                                                1,154,636
                                             ------------
SPECIALTY RETAIL -- 3.9%
Asbury Automotive Group, Inc.
  (a).........................       5,105         58,861
Barnes & Noble, Inc. (b)......       6,210        118,425
Big 5 Sporting Goods Corp.
  (b).........................       2,987         51,317
Blockbuster, Inc. (Class A)
  (a)(b)......................      25,853         17,321
Brown Shoe Co., Inc. (b)......       6,743         66,553
Christopher & Banks Corp. ....       5,664         43,160
Collective Brands, Inc.
  (a)(b)......................      10,426        237,400
Conn's, Inc. (a)(b)...........       1,853         10,822
Foot Locker, Inc. (b).........      25,042        278,968
Genesco, Inc. (a)(b)..........       3,545         97,346
Group 1 Automotive, Inc.
  (a)(b)......................       3,836        108,751
Hot Topic, Inc. (a)(b)........       7,004         44,545
Jo-Ann Stores, Inc. (a)(b)....       4,357        157,898
OfficeMax, Inc. (a)(b)........      12,356        156,798
Penske Automotive Group, Inc.
  (a)(b)......................       6,307         95,740
RadioShack Corp. (b)..........      20,500        399,750
Rent-A-Center, Inc. (a).......      10,771        190,862
Rue21, Inc. (a)...............       1,000         28,090
Sally Beauty Holdings, Inc.
  (a)(b)......................      13,756        105,233
Signet Jewelers, Ltd. (a).....      13,961        373,038
Sonic Automotive, Inc. (Class
  A) (a)(b)...................       5,315         55,223
Stage Stores, Inc. ...........       6,047         74,741
Stein Mart, Inc. (a)(b).......       4,222         45,006
The Buckle, Inc. (b)..........       4,246        124,323
The Cato Corp. (Class A)......       4,499         90,250
The Children's Place Retail
  Stores, Inc. (a)(b).........       3,241        106,985
The Finish Line, Inc. (Class
  A)..........................       8,137        102,119
The Mens Wearhouse, Inc. (b)..       7,616        160,393
The Pep Boys -- Manny, Moe &
  Jack (b)....................       7,876         66,631
Vitamin Shoppe, Inc. (a)(b)...       1,400         31,136
Williams-Sonoma, Inc. (b).....      15,640        324,999
                                             ------------
                                                3,822,684
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
Columbia Sportswear Co. (b)...       2,335         91,158
Hanesbrands, Inc. (a)(b)......      15,407        371,463
Jones Apparel Group, Inc. ....      13,884        222,977
Kenneth Cole Productions, Inc.
  (Class A) (a)(b)............       1,143         11,030
Liz Claiborne, Inc. (a)(b)....      15,051         84,737
Movado Group, Inc. (b)........       2,616         25,427
Oxford Industries, Inc. ......       2,176         45,000
Phillips-Van Heusen Corp. ....       8,441        343,380
Skechers USA, Inc. (a)........       5,210        153,226
The Timberland Co. (Class A)
  (a).........................       7,357        131,911
The Warnaco Group, Inc. (a)...       7,511        316,889
UniFirst Corp. ...............       2,170        104,399
Weyco Group, Inc. (b).........       1,228         29,030
Wolverine World Wide, Inc.
  (b).........................       8,017        218,223
                                             ------------
                                                2,148,850
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 2.1%
Astoria Financial Corp. (b)...      14,540        180,732
Bank Mutual Corp. (b).........       7,666         53,049
BankFinancial Corp. (b).......       3,127         30,957
Berkshire Hills Bancorp, Inc.
  (b).........................       2,135         44,152
Brookline Bancorp, Inc. (b)...       9,212         91,291
Clifton Savings Bancorp, Inc.
  (b).........................       1,545         14,477
Dime Community Bancshares
  (b).........................       4,789         56,127
Doral Financial Corp. (a)(b)..         645          2,341
ESSA Bancorp, Inc. (b)........       2,059         24,090
First Financial Holdings, Inc.
  (b).........................       2,601         33,787
First Financial Northwest,
  Inc. (b)....................       2,248         14,724
First Niagara Financial Group,
  Inc. .......................      30,031        417,731
Flagstar Bancorp, Inc.
  (a)(b)......................       4,843          2,906
Flushing Financial Corp. .....       4,414         49,702
Kearny Financial Corp. (b)....       3,347         33,738
Meridian Interstate Bancorp,
  Inc. (a)(b).................       1,574         13,678
MGIC Investment Corp. (a)(b)..      20,368        117,727
Northwest Bancshares, Inc.
  (b).........................       7,264         82,228
Provident Financial Services,
  Inc. .......................       9,191         97,884
Provident New York Bancorp
  (b).........................       5,970         50,387
Radian Group, Inc. (b)........      13,055         95,432
Rockville Financial, Inc.
  (b).........................       1,321         13,870
Roma Financial Corp. (b)......       1,142         14,115
The PMI Group, Inc. (a)(b)....      13,359         33,665
TrustCo Bank Corp. NY (b).....      12,140         76,482


See accompanying notes to financial statements.

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
United Financial Bancorp,
  Inc. .......................       2,369   $     31,058
Washington Federal, Inc. (b)..      18,483        357,461
Westfield Financial, Inc. ....       4,580         37,785
WSFS Financial Corp. .........       1,177         30,167
                                             ------------
                                                2,101,743
                                             ------------
TOBACCO -- 0.4%
Alliance One International,
  Inc. (a)(b).................      13,681         66,763
Star Scientific, Inc. (a)(b)..      10,980          7,686
Universal Corp. (b)...........       4,041        184,310
Vector Group, Ltd. (b)........       6,847         95,858
                                             ------------
                                                  354,617
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aceto Corp. ..................       3,852         19,838
Aircastle, Ltd. (b)...........       6,978         68,733
Applied Industrial
  Technologies, Inc. (b)......       6,317        139,416
GATX Corp. (b)................       6,553        188,399
Kaman Corp. (Class A).........       4,116         95,038
Lawson Products, Inc. ........         614         10,837
TAL International Group, Inc.
  (b).........................       2,036         26,936
Textainer Group Holdings, Ltd.
  (b).........................       2,721         45,985
Watsco, Inc. .................       4,519        221,341
                                             ------------
                                                  816,523
                                             ------------
WATER UTILITIES -- 0.3%
American States Water Co. ....       2,897        102,583
California Water Service
  Group.......................       3,181        117,125
Connecticut Water Service,
  Inc. (b)....................       1,321         32,721
Middlesex Water Co. (b).......       2,234         39,385
SJW Corp. (b).................       2,017         45,524
                                             ------------
                                                  337,338
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
NTELOS Holdings Corp. ........       4,635         82,596
USA Mobility, Inc. (b)........       3,581         39,426
                                             ------------
                                                  122,022
                                             ------------
TOTAL COMMON STOCKS -- (Cost
  $108,720,851)...............                 98,956,051
                                             ------------
RIGHTS -- 0.0% (D)
BUILDING PRODUCTS -- 0.0% (D)
Builders FirstSource, Inc.
  (a)(b) (expiring 10/01/14)
  (Cost $0)...................       4,182          1,023
                                             ------------
SHORT TERM INVESTMENTS -- 21.6%
MONEY MARKET FUNDS -- 21.6%
State Street Institutional
  Liquid
  Reserves Fund (e)...........     148,330        148,330
State Street Navigator
  Securities
  Lending Prime Portfolio
  (e)(f)......................  21,341,361     21,341,361
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --  (Cost
  $21,489,691)................                 21,489,691
                                             ------------
TOTAL INVESTMENTS -- 121.3%
  (G) (Cost $130,210,542).....                120,446,765
OTHER ASSETS AND
  LIABILITIES -- (21.3)%......                (21,142,724)
                                             ------------
NET ASSETS -- 100.0%..........               $ 99,304,041
                                             ============




(a)    Non-income producing security.
(b)    Security, or portion thereof, was on loan at December 31, 2009.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisor's Inc. value is determined based on Level 3 inputs. (Note 2)
(d)    Amount represents less than 0.05% of net assets.
(e)    Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)    Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the registrant's President, and Gary L. French, the registrant's Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) SERIES TRUST

By:   /s/ James E. Ross
      --------------------------------------------
      James E. Ross
      President and Principal Executive Officer

Date: March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James E. Ross
      ---------------------------------------------
      James E. Ross
      President and Principal Executive Officer

Date: March 4, 2010

By:   /s/ Gary L. French
      ---------------------------------------------
      Gary L. French
      Treasurer and Principal Financial Officer

Date: March 4, 2010